UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-04347
GMO Trust
(Exact name of registrant as specified in charter)
40 Rowes Wharf, Boston, MA		02110
(Address of principal executive offices)		(Zip code)
Scott Eston, Chief Executive Officer 40 Rowes Wharf, Boston, MA
(Name and address of agent for service)

Registrant's telephone number, including area code:		617-346-7646

Date of fiscal year end:	02/28/05

Date of reporting period:	11/30/04

Item 1. Schedule of Investments.

GMO Alpha Only Fund (formerly GMO Global Hedged Equity Fund)

(A Series of GMO Trust)

Schedule of Investments

November 30, 2004 (Unaudited)

Asset Class Summary	% of Total Net Assets
Mutual Funds	89.5
Short-Term Investments and Other Assets and Liabilities (net)	13.6
Common Stock	0.0
Forward Currency Contracts	(0.9)
Futures	(2.2)
100.0%

See accompanying notes to the Schedule of Investments.

1

GMO Alpha Only Fund (formerly GMO Global Hedged Equity Fund)

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2004 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 89.5%

	Affiliated Issuers

	United States — 89.5%
741,104	GMO Emerging Markets Fund, Class III	13,095,304
896,273	GMO International Growth Fund, Class III	23,258,274
847,452	GMO International Intrinsic Value Fund, Class III	23,398,146
242,297	GMO International Small Companies Fund, Class III	4,460,689
194,708	GMO Real Estate Fund, Class III	2,864,149
2,665,740	GMO U.S. Core Fund, Class III	36,813,868
1,075,554	GMO U.S. Quality Equity Fund, Class III	21,328,242
		125,218,672

	TOTAL MUTUAL FUNDS (COST $107,613,082)	125,218,672

	COMMON STOCKS — 0.0%

	Italy — 0.0%
12,500	Grassetto SPA * (a)	166

	TOTAL COMMON STOCKS (COST $7,040)	166

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 14.5%

	Cash Equivalents — 10.0%
6,800,000	HSBC Bank USA, 2.01%, due 12/01/04	6,800,000
7,200,000	ING Bank GC Time Deposit, 2.07%, due 12/01/04	7,200,000
		14,000,000

	U.S. Government — 4.5%
6,295,000	U.S. Treasury Bill, 2.30%, due 2/24/05 (b)	6,262,971

	TOTAL SHORT-TERM INVESTMENT (COST $20,267,707)	20,262,971

	TOTAL INVESTMENTS — 104.0%
	(Cost $127,887,829)	145,481,809

	Other Assets and Liabilities (net) — (4.0%)	(5,532,788)

	TOTAL NET ASSETS — 100.0%	$139,949,021

*	Non-income producing security.
(a)	Bankrupt issuer.
(b)	Rate shown represents yield to maturity.

See accompanying notes to the Schedule of Investments.

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Currency Abbreviations:

AUD - Australian Dollar
CHF - Swiss Franc
DKK - Danish Krone
EUR - Euro
GBP - British Pound
HKD - Hong Kong Dollar
JPY - Japanese Yen
NOK - Norwegian Krone
NZD - New Zealand Dollar
SEK - Swedish Krona
SGD - Singapore Dollar

See accompanying notes to the Schedule of Investments.

3

GMO Alpha Only Fund (formerly GMO Global Hedged Equity Fund)

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2004 (Unaudited)

At November 30, 2004, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

	Gross Unrealized	Gross Unrealized	Net Unrealized
Aggregate Cost	Appreciation	Depreciation	Appreciation
$128,282,702	$17,210,717	$(11,610)	$17,199,107

A summary of outstanding financial instruments at November 30, 2004 is as follows:

Forward currency contracts

				Net Unrealized
Settlement		Units of		Appreciation
Date	Deliver	Currency	Value	(Depreciation)

Sales

2/25/05	AUD	3,432,966	$2,645,172	$4,405
2/25/05	CHF	4,395,278	3,877,947	(106,627)
2/25/05	DKK	2,428,801	434,733	(9,827)
2/25/05	EUR	14,204,909	18,888,670	(467,930)
2/25/05	GBP	7,415,052	14,095,698	(451,000)
2/25/05	HKD	6,369,064	822,648	388
2/25/05	JPY	1,270,865,486	12,432,761	(166,065)
2/25/05	NOK	2,125,868	347,739	(10,106)
2/25/05	NZD	311,539	221,040	(3,244)
2/25/05	SEK	9,212,547	1,369,957	(35,675)
2/25/05	SGD	773,689	473,862	(4,817)
				$(1,250,498)

See accompanying notes to the Schedule of Investments.

4

Futures contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)

Sales

126	CAC 40	December 2004	$6,290,646	$95,084
35	DAX	December 2004	4,798,204	(181,425)
188	FTSE 100	December 2004	16,918,763	(406,013)
12	HANG SENG	December 2004	1,084,343	(3,179)
23	IBEX 35	December 2004	2,662,639	(52,451)
17	MIB30	December 2004	3,348,071	(196,705)
151	OMX	December 2004	1,672,293	(14,349)
52	SPI 200	December 2004	3,957,012	(279,998)
218	S&P 500	December 2004	63,988,450	(2,511,105)
136	TSE TOPIX	December 2004	14,493,703	527,531
				$(3,022,610)

At November 30, 2004, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

See accompanying notes to the Schedule of Investments.

5

GMO Alpha Only Fund (formerly GMO Global Hedged Equity Fund)

(A Series of GMO Trust)

Notes to Schedule of Investments

November 30, 2004 (Unaudited)

1.     Investments in affiliated issuers

GMO Alpha Only Fund (the “Fund”) makes investments in other funds of the GMO Trust (“underlying funds”).  The Schedule of Investments of the underlying funds should be read in conjunction with the Fund’s Schedule of Investments.  These schedules are available, without charge, upon request by calling (617)346-7646 (collect) or by visiting GMO’s website at www.gmo.com.

A summary of the Fund’s transactions in the securities of these issuers during the nine months ended November 30, 2004, is set forth below:

	Value,				Realized
	beginning of		Sales	Dividend	Gains	Value, end
Affiliate	period	Purchases	Proceeds	Income	Distributions	of period
GMO Emerging Markets Fund, Class III	$6,618,501	$4,939,003	$—	$38,454	$549	$13,095,304
GMO International Growth Fund, Class III	10,798,156	10,368,186	—	49,041	105,244	23,258,274
GMO International Intrinsic Value Fund, Class III	13,345,605	7,552,703	—	80,703	—	23,398,146
GMO International Small Companies Fund, Class III	3,355,286	3,140,197	2,335,900	12,104	128,092	4,460,689
GMO Real Estate Fund, Class III	2,639,124	3,654,636	3,500,000	141,132	513,505	2,864,149
GMO Small Cap Value Fund, Class III	1,593,583	1,555,325	2,705,596	9,012	346,314	—
GMO U.S. Core Fund, Class III	28,592,950	17,617,757	9,950,000	287,348	—	36,813,868
GMO U.S. Quality Equity Fund, Class III	—	21,070,172	—	44,985	—	21,328,242

Totals	$66,943,205	$69,897,979	$18,491,496	$662,779	$1,093,704	$125,218,672

2.     Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and which are consistently followed by the Fund.

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price.  Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid

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price.  The values of securities which are primarily traded on foreign exchanges are translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair value.  Shares of other funds of the Trust (“underlying funds”) and other mutual funds are valued at their net asset value as reported on each business day. For other assets, and in cases where market prices are not readily available or the Manager believes established valuation methodologies are unreliable, the Fund’s investments will be valued at “fair value”, as determined in good faith by the Trustees or pursuant to procedures approved by the Trustees. A security’s value may be deemed unreliable if, for example, the Manager becomes aware of information or events that would materially affect its value. Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange (“NYSE”), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, foreign equity securities held by the Fund are generally valued using fair value prices based on modeling tools by a third party vendor to the extent that these fair value prices are available.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars.  The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day.  Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred.  The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments.  Such fluctuations are included with net realized and unrealized gain or loss on investments.  Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of currencies and forward currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid.

Forward currency contracts

The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund’s portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized appreciation or depreciation shown in the Schedule of Investments. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized appreciation or depreciation shown in the Schedule of Investments. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if there are movements in currency values that are unfavorable to the Fund.  The value of the currencies the Fund has committed to buy or sell is shown in the Schedule of Investments and represents the currency exposure the Fund has acquired or hedged through currency contracts as of November 30, 2004.

Futures contracts

The Fund may purchase and sell futures contracts to manage its exposure to the financial markets.  Buying futures tends to increase the Fund’s exposure to the underlying instrument.  Selling futures tends to decrease the Fund’s exposure to the underlying instrument or hedge other Fund instruments.  Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange.  In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts.  Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund.  The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed.  Futures contracts involve, to varying degrees, risk of loss in excess of the appreciation and depreciation disclosed in the Schedule of Investments.  Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions.  Losses may arise from the changes in the value of the underlying instrument, if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms.  Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.  See the Schedule of Investments for all open futures contracts held by the Fund as of November 30, 2004.

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Options

The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest.  Writing put options tends to increase the Fund’s exposure to the underlying instrument.  Writing call options tends to decrease the Fund’s exposure to the underlying instrument.  When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written.  Premiums received from writing options which expire are treated as realized gains.  Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss.  The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option.  In the event that the Fund writes uncovered call options (i.e. options for investments that the Fund does not own), it bears the risk of incurring substantial losses if the price of the underlying investment increases during the term of the option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.  As of November 30, 2004, the Fund held no written option contracts.

The Fund may also purchase put and call options.  Purchasing call options tends to increase the Fund’s exposure to the underlying instrument.  Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument.  The Fund pays a premium as a cost for a purchased option disclosed in the Schedule of Investments, which is subsequently marked to market to reflect the current value of the option.  Premiums paid for purchasing options which expire are treated as realized losses.  Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid.  As of November 30, 2004, the Fund held no purchased option contracts.

Exchange traded options are valued at the last sale price, or if no sale is reported, the last bid price for purchased options and the last ask price for written options.  Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Manager.

Swap agreements

The Fund may enter into swap agreements to manage its exposure to the financial markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into total return swap agreements, which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. The Fund may also enter into contracts for differences in which the Fund agrees with the counterparty that its return will be based on the relative performance of two different groups or “baskets” of securities, adjusted by an interest rate payment. To the extent that the relative performance of the two baskets of securities exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. In connection with these agreements, cash or securities may be set aside as collateral by the Fund’s custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss. Payments received or made on swap contracts are recorded as realized gain or loss. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts disclosed in the Schedule of Investments. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in the price of the security or index underlying these transactions.  As of November 30, 2004, the Fund held no swap agreements.

Investment risk

The Fund is subject to the investment risk associated with an investment in the underlying funds, some of which may invest in foreign securities. There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities.  These risks may involve adverse political and economic developments including the possible imposition of capital controls or other foreign governmental laws or restrictions.  In addition, the securities of some foreign companies and

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securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets.

3.     Additional information

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semi-annual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

9

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Schedule of Investments

November 30, 2004 (Unaudited)

Asset Class Summary	% of Total Net Assets
Mutual Funds	95.6%
Debt Obligation	2.1
Futures	1.9
Options Purchased	1.7
Forward Currency Contracts	0.1
Swaps	0.1
Short-Term Investments and Other Assets and Liabilities (net)	(1.5)
100.0%

See accompanying notes to the Schedule of Investments.

1

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2004 (Unaudited)

Par Value		Description	Value ($)

		DEBT OBLIGATIONS — 2.1%

		United States — 2.1%

		U.S. Government
USD	17,367,750	U.S. Treasury Inflation Indexed Note, 3.88%, due 01/15/09 (a) (b)	19,544,146

		TOTAL DEBT OBLIGATIONS (COST $19,164,343)	19,544,146

Principal Amount		Description	Value ($)

		OPTIONS PURCHASED — 1.7%

		Cross Currency Options — 1.7%
AUD	129,900,000	AUD Call/JPY Put, Expires 3/29/2005, Strike 80.00	1,322,358
EUR	86,500,000	EUR Call/USD Put, Expires 7/15/2005, Strike 1.246	8,602,668
GBP	63,800,000	GBP Call/JPY Put, Expires 10/28/2005, Strike 185.00	5,486,697
			15,411,723

		TOTAL OPTIONS PURCHASED (COST $9,319,288)	15,411,723

Shares		Description	Value ($)

		MUTUAL FUNDS — 95.6%

		Affiliated Issuers — 95.6%
USD	2,304,401	GMO Emerging Country Debt Fund, Class III	26,684,964
USD	26,661,231	GMO Short-Duration Collateral Fund	679,328,167
USD	5,496	GMO Special Purpose Holding Fund	100,954
USD	7,151,600	GMO World Opportunity Overlay Fund	178,861,516

		TOTAL MUTUAL FUNDS (COST $875,072,976)	884,975,601

		TOTAL INVESTMENTS — 99.4% (Cost $903,556,607)	919,931,470

		Other Assets and Liabilities (net) — 0.6%	5,322,930

		TOTAL NET ASSETS — 100.0%	$925,254,400

(a)	All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts and open swap contracts (Note 2).
(b)	Indexed security in which price and/or coupon is linked to prices of other securities, securities indices, or other financial indicators (Note 2).

Currency Abbreviations:

AUD - Australian Dollar
CAD - Canadian Dollar
CHF - Swiss Franc
EUR - Euro
GBP - British Pound
JPY - Japanese Yen
NOK - New Zealand Dollar
SEK - Swedish Krona
USD - United States Dollar

See accompanying notes to the Schedule of Investments.

2

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2004 (Unaudited)

At November 30, 2004, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$907,056,607	$13,018,055	$(143,192)	$12,874,863

At February 29, 2004, GMO Currency Hedged International Bond Fund (the “Fund”) had a capital loss carryforward available to offset future capital gains, if any, to the extent permitted by the Internal Revenue Code, of $3,639,053 expiring in 2009.  Utilization of the capital loss carryforward above could be subject to limitations imposed by the Internal Revenue Code related to share ownership activity.  At February 29, 2004, the Fund elected to defer to March 1, 2004 post-October capital losses of $376,779.

A summary of outstanding financial instruments at November 30, 2004 is as follows:

Forward currency contracts

Settlement Date	Deliver/Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)

Buys

1/18/05	AUD	53,500,000	$41,346,135	$710,078
2/15/05	CHF	3,900,000	3,439,195	71,348
2/08/05	GBP	55,500,000	105,612,101	3,580,932
12/14/04	JPY	12,946,000,000	126,039,639	5,096,325
12/07/04	NZD	53,700,000	38,449,535	3,434,495
				$12,893,178

Sales

1/18/05	AUD	46,300,000	$35,781,795	$(1,468,029)
1/25/05	CAD	2,500,000	2,101,476	(56,603)
2/15/05	CHF	44,500,000	39,242,093	(946,052)
12/1/04	EUR	246,293	327,336	(998)
2/22/05	EUR	132,200,000	175,784,463	(2,502,421)
12/1/04	JPY	560,000	5,448	5
12/14/04	JPY	17,180,000,000	167,261,007	(8,146,197)
				$(13,120,295)

See accompanying notes to the Schedule of Investments.

3

Forward cross currency contracts

Settlement Date	Deliver/Units of Currency		Receive/In Exchange For		Net Unrealized Appreciation (Depreciation)

12/21/04	CHF	55,824,318	EUR	36,100,000	$(1,119,381)
12/21/04	EUR	8,800,000	CHF	13,428,712	115,047
1/11/05	EUR	30,800,000	NOK	251,831,025	221,064
2/01/05	EUR	85,600,000	SEK	777,902,840	1,851,422
2/01/05	SEK	243,074,990	EUR	27,100,000	(110,361)
					$957,791

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)

Buys

85	Australian Government Bond 10 Yr.	December 2004	$6,986,713	$33,146
146	Australian Government Bond 3 Yr.	December 2004	11,646,470	36,139
1,243	Canadian Government Bond 10 Yr.	March 2005	115,701,813	349,852
1,626	Euro BOBL	December 2004	244,088,937	4,350,060
2,761	Euro Bund	December 2004	433,845,819	12,520,149
980	Federal Fund 30 Day	December 2004	399,647,386	(18,841)
8	UK Guilt Long Bond	March 2005	1,697,106	3,464
				$17,273,969

Sales

30	Japanese Government Bond 10 Yr.	December 2004	$40,461,112	$(155,070)
27	Swiss Federal Bond	December 2004	3,071,816	(89,467)
124	U.S. Long Bond	March 2005	13,655,500	273,443
73	U.S. Treasury Note 10 Yr.	March 2005	8,084,750	63,202
726	U.S. Treasury Note 5 Yr.	March 2005	79,009,219	312,775
				$404,883

See accompanying notes to the Schedule of Investments.

4

At November 30, 2004, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

Swap Agreements

Notional Amount	Expiration Date	Description	Net Unrealized Appreciation (Depreciation)
Interest Rate Swaps

37,500,000 GBP	9/1/06	Agreement with JP Morgan Chase Bank dated 9/01/04 to pay the notional amount multiplied by 5.1425% and to receive the notional amount multiplied by the 6 month Floating Rate British LIBOR.	$(376,697)

507,600,000 SEK	9/3/06	Agreement with JP Morgan Chase Bank dated 9/01/04 to receive the notional amount multiplied by 3.095% and to pay the notional amount multiplied by the 3 month Floating Rate Swedish LIBOR.	501,773

39,200,000 GBP	10/1/06	Agreement with JP Morgan Chase Bank dated 10/01/04 to pay the notional amount multiplied by 5.0775% and to receive the notional amount multiplied by the 6 month Floating Rate British LIBOR.	(323,503)

507,600,000 SEK	10/5/06	Agreement with Citibank N.A. dated 10/01/04 to receive the notional amount multiplied by 3.15% and to pay the notional amount multiplied by the 3 month Floating Rate Swedish LIBOR.	561,185

45,500,000 GBP	11/1/06	Agreement with Deutsche Bank AG dated 11/01/04 to pay the notional amount multiplied by 4.9375% and to receive the notional amount multiplied by the 6 month Floating Rate British LIBOR.	(167,847)

591,900,000 SEK	11/3/06	Agreement with Citibank N.A. dated 11/01/04 to receive the notional amount multiplied by 2.9775% and to pay the notional amount multiplied by the 3 month Floating Rate Swedish LIBOR.	356,419

186,000,000 SEK	8/30/07	Agreement with Deutsche Bank AG dated 8/26/04 to receive the notional amount multiplied by 3.60% and to pay the notional amount multiplied by the 3 month Floating Rate Swedish LIBOR.	425,432

8,400,000 SEK	5/22/09	Agreement with Citibank N.A. dated 5/21/04 to receive the notional amount multiplied by 4.3775% and to pay the notional amount multiplied by the 3 month Floating Rate Swedish LIBOR.	38,795

See accompanying notes to the Schedule of Investments.

5

109,500,000 SEK	7/15/11	Agreement with Citibank N.A. dated 7/13/04 to receive the notional amount multiplied by 4.615% and to pay the notional amount multiplied by the 3 month Floating Rate Swedish LIBOR.	626,034

2,000,000 CHF	2/26/14	Agreement with Deutsche Bank AG dated 2/24/04 to pay the notional amount multiplied by 2.77% and to receive the notional amount multiplied by the 6 month Floating Rate Swiss LIBOR.	(45,951)

42,600,000 SEK	5/21/14	Agreement with Citibank N.A. dated 5/18/04 to receive the notional amount multiplied by 5.0725% and to pay the notional amount multiplied by the 3 month Floating Rate Swedish LIBOR.	390,133

27,300,000 CAD	9/20/14	Agreement with JP Morgan Chase Bank dated 9/20/04 to receive the notional amount multiplied by 4.83% and to pay the notional amount multiplied by the 3 month Floating Canadian Deposit Offering Rate.	154,083

29,800,000 AUD	9/21/14	Agreement with JP Morgan Chase Bank dated 9/20/04 to pay the notional amount multiplied by 5.795% and to receive the notional amount multiplied by the 6 month Floating Rate Australian BBSW.	(256,632)

38,000,000 SEK	9/29/14	Agreement with Deutsche Bank AG dated 9/23/04 to receive the notional amount multiplied by 4.61% and to pay the notional amount multiplied by the 3 month Floating Rate Swedish LIBOR.	124,510

27,300,000 CAD	10/18/14	Agreement with Deutsche Bank AG dated 10/18/04 to receive the notional amount multiplied by 4.8625% and to pay the notional amount multiplied by the 3 month Floating Canadian Deposit Offering Rate.	181,727

11,900,000 GBP	10/18/14	Agreement with JP Morgan Chase Bank dated 10/18/04 to pay the notional amount multiplied by 5.075% and to receive the notional amount multiplied by the 6 month Floating Rate British LIBOR.	(271,244)

19,900,000 CHF	11/11/14	Agreement with Deutsche Bank AG dated 11/09/04 to pay the notional amount multiplied by 2.675% and to receive the notional amount multiplied by the 6 month Floating Rate Swiss LIBOR.	(216,395)

14,600,000 GBP	11/17/14	Agreement with Citibank N.A. dated 11/16/04 to pay the notional amount multiplied by 4.96625% and to receive the notional amount multiplied by the 6 month Floating Rate British LIBOR.	(95,912)

26,800,000 USD	11/18/14	Agreement with JP Morgan Chase Bank dated 11/16/04 to receive the notional amount multiplied by 4.625% and to pay the notional amount multiplied by the 3 month Floating Rate LIBOR.	(286,237)

Total return Swaps

3,000,000 USD	7/21/05	Agreement with JP Morgan Chase Bank dated 7/01/03 to receive the notional amount multiplied by the return on the JP Morgan Non-U.S. Hedged Traded Total Return Government Bond Index and to pay the notional amount multiplied by the 1 month LIBOR adjusted by a specified spread.	2,384
			$1,322,057

See accompanying notes to the Schedule of Investments.

6

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Notes to Schedule of Investments

November 30, 2004 (Unaudited)

1.              Investments in affiliated issuers

GMO Currency Hedged International Bond Fund (“the Fund”) makes investments in other funds of the GMO Trust (“underlying funds”).  The Schedule of Investments of the underlying funds should be read in conjunction with the Fund’s Schedule of Investments.  These schedules are available, without charge, upon request by calling (617) 346-7646.

A summary of the Fund’s transactions in the shares of these issuers during the nine months ended November 30, 2004, is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gains Distributions	Value, end of period
GMO Emerging Country Debt Fund, Class III	$6,112,287	$18,475,942	$—	$292,643	$83,299	$26,684,964
GMO Short-Duration Collateral Fund	201,155,969	692,774,297	221,100,000	55,524	240,602	675,828,167
GMO Special Purpose Holding Fund	2,190,470	72,683	2,078,172	72,683	—	100,954	*
GMO World Opportunity Overlay Fund	—	178,790,000	—	—	—	178,861,516
Totals	$209,458,726	$890,112,922	$223,178,172	$420,850	$323,901	$881,475,601

* After effect of return of capital distribution of $84,708 on June 10, 2004.

2.              Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and which are consistently followed by the Fund.

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price.  Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price.  Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair value.  Shares of the underlying funds and other mutual funds are valued at their net asset value as reported on each business day.  A security’s value may be deemed unreliable if, for example, the Manager becomes aware of information or events occurring after the close of a foreign market that would materially affect that security’s value.

Some fixed income securities are valued at the closing bid for such securities as supplied by a primary pricing source chosen by the Manager.  The Manager evaluates such primary pricing sources on an ongoing basis, and may change a pricing source should it deem it appropriate.  The Manager is informed of erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and at its discretion may override a price supplied by a source (by taking a price supplied by another source).  Securities of underlying funds may be valued by independent pricing services which use prices provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

Certain securities held by the underlying funds in which the Fund invests, were valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold and the differences could be material to the market value shown in the Schedule of Investments of the underlying funds.

7

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars.  The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day.  Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred.  The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments.  Such fluctuations are included with net realized and unrealized gain or loss on investments.  Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid.

Forward currency contracts

The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund’s portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized appreciation or depreciation shown in the Schedule of Investments. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized appreciation or depreciation shown in the Schedule of Investments. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if there are movements in currency values that are unfavorable to the Fund.  The value of the currencies the Fund has committed to buy or sell is shown under the Schedule of Investments and represents the currency exposure the Fund has acquired or hedged through forward currency contracts as of November 30, 2004.

Futures contracts

The Fund may purchase and sell futures contracts to manage its exposure to the financial markets.  Buying futures tends to increase the Fund’s exposure to the underlying instrument.  Selling futures tends to decrease the Fund’s exposure to the underlying instrument or hedge other Fund instruments.  Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange.  In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts.  Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund.  The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed.  Futures contracts involve, to varying degrees, risk of loss in excess of the appreciation and depreciation disclosed in the Schedule of Investments.  Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions.  Losses may arise from the changes in the value of the underlying instrument, if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms.  Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.  See the Schedule of Investments for all futures contracts held by the Fund as of November 30, 2004.

Options

The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest.  Writing put options tends to increase the Fund’s exposure to the underlying instrument.  Writing call options tends to decrease the Fund’s exposure to the underlying instrument.  When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written.  Premiums received from writing options which expire are treated as realized gains.  Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss.  The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option.  In the event that the Fund writes uncovered call options (i.e. options for investments that the Fund does not own), it bears the risk of incurring substantial losses if the price of the underlying investment increases during the term of the option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.  As of November 30, 2004, the Fund held no written option contracts.

The Fund may also purchase put and call options.  Purchasing call options tends to increase the Fund’s exposure to the underlying instrument.  Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument.  The Fund pays a premium as a cost for a purchased option disclosed in the Schedule of Investments, which is subsequently marked to market to reflect the current value of the option.  Premiums paid for purchasing options which expire are treated as realized losses.  Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds

8

on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid.  See Schedule of Investments for all open purchased option contracts held by the Fund as of November 30, 2004.

Exchange traded options are valued at the last sale price, or if no sale is reported, the last bid price for purchased options and the last ask price for written options.  Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Manager.

Loan agreements

The Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates.  The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties.  A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders.  The agent administers the terms of the loan, as specified in the loan agreement.  When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower.  The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower.  As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement.  When the Fund purchases agreements from lenders it acquires direct rights against the borrower on the loan.  As of November 30, 2004, the Fund held no loan agreements.

Indexed securities

The Fund may invest in indexed securities whose redemption values and/or coupons are linked to the prices of other securities, securities indices, or other financial indicators.  The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that may be difficult to invest in through conventional securities.  Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.  See the Schedule of Investments for all indexed securities held by the Fund as of November 30, 2004.

Swap agreements

The Fund may enter into swap agreements to manage its exposure to the financial markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into interest rate, total return, forward swap spread lock and credit default swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve commitments to pay interest in exchange for a market linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. Forward swap spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party on its obligation. The Fund may use credit default swaps to provide a measure of protection against defaults of sovereign or corporate issuers (i.e., to reduce risk where the Fund owns or has exposure to the issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. In connection with these agreements, cash or securities may be set aside as collateral by the Fund’s custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral.  Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss.  Payments received or made on swap contracts are recorded as realized gain or loss. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market, and documentation risk in excess of the amounts disclosed in the Schedule of Investments. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in interest rates.  See the Schedule of Investments for a summary of open swap agreements held by the Fund as of November 30, 2004.

Repurchase agreements

The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date.  The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement.  The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller.  Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty.  In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited.  As of November 30, 2004, the Fund held no repurchase agreements.

9

Reverse repurchase agreements

The Fund may enter into reverse repurchase agreements with certain banks and broker/dealers whereby the Fund sells portfolio assets concurrent with an agreement by the Fund to repurchase the same assets at a later date at a fixed price.  In connection with these agreements, the Fund establishes segregated accounts with its custodian in which the Fund maintains cash, U.S. Government securities or other liquid high grade debt obligations in the name of the counterparty equal in value to its obligations in respect of reverse repurchase agreements.  Reverse repurchase agreements involve the risk that the market value of the securities the Fund has sold may decline below the price at which it is obligated to repurchase them under the agreement. The market value of the securities the Fund has sold is determined daily and any additional required collateral is allocated to or sent by the Fund on the next business day.  As of November 30, 2004, the Fund held no reverse repurchase agreements.

Security lending

The Fund may lend its securities to certain qualified brokers.  The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan.  As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of collateral, the risk of delay in recovery or loss of rights in the collateral should the borrower fail financially.  The Fund receives compensation for lending its securities.  As of November 30, 2004, the Fund had no securities on loan.

Investment risk

There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities.  These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions.  In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets.  The risks described above apply to an even greater extent to investments in emerging markets.  The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.

3.              Additional information

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semi-annual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

10

GMO Emerging Countries Fund

(A Series of GMO Trust)

Schedule of Investments

November 30, 2004 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	86.4%
Preferred Stocks	11.2
Short-Term Investments and Other Assets and Liabilities (net)	2.4
Rights & Warrants	0.0
100.0%

Industry Sector Summary	% of Equity Investments
Financials	20.5%
Energy	17.2
Information Technology	14.2
Telecommunication Services	12.4
Materials	12.0
Consumer Discretionary	9.6
Industrials	6.8
Consumer Staples	4.0
Utilities	2.8
Health Care	0.5
100.0%

Country Summary	% of Equity Investments
South Korea	25.1%
Taiwan	14.7
South Africa	11.5
Brazil	11.0
Mexico	7.2
China	6.0
Malaysia	4.3
Russia	4.2
India	3.3
Turkey	2.3
Indonesia	1.6
Chile	1.4
Thailand	1.4
Poland	1.3
Israel	1.2
Hungary	0.8
Philippines	0.8
Argentina	0.7
Egypt	0.5
Czech Republic	0.4
Venezuela	0.2
Peru	0.1
100.0%

See accompanying notes to the Schedule of Investments.

1

GMO Emerging Countries Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2004 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 86.4%

	Argentina — 0.7%
25,300	IRSA Inversiones y Representaciones SA GDR *	263,879
28,131	Petrobras Energia Participaciones SA ADR *	304,377
22,801	Telecom Argentina SA ADR *	242,831
13,093	Tenaris SA ADR	660,673
73,700	Transportadora de Gas del Sur ADR *	382,503
		1,854,263

	Brazil — 4.0%
228,118	Banco do Brasil SA	2,671,161
27,662	Banco do Brasil SA (Receipt Shares) *	323,910
25,714,328	Compania Saneamento Basico SAO PA	1,380,065
221,538	Compania Siderurgica Nacional SA	4,218,996
24,722,000	Electrobas (Centro)	399,915
3,400	Petroleo Brasileiro SA (Petrobras)	127,687
26,500	Petroleo Brasileiro SA (Petrobras) ADR	1,011,240
94,423	Souza Cruz SA (Registered)	1,204,588
		11,337,562

	Chile — 1.4%
27,200	Banco de Chile ADR	995,520
10,900	Banco Santander Chile SA ADR	324,275
8,900	Compania Cervecerias Unidas ADR	225,971
158,900	Enersis SA ADR *	1,186,983
17,400	Lan Airlines SA	475,194
50,150	Quinenco SA ADR	603,806
		3,811,749

	China — 5.8%
227,000	Bengang Steel Plates Co Ltd Class B	83,961
616,000	China Everbright Ltd	331,371
8,500	China Finance Online Co ADR *	105,400
203,120	China International Marine Containers Co Ltd Class B	392,307
668,000	China Mobile Ltd	2,179,063
9,600	China Mobile Ltd ADR	156,672
719,900	China Petroleum & Chemical Corp Class H	305,395
460,000	China Resources Enterprise Ltd	673,080
2,176,000	China Telecom Corp Ltd	801,622
67,400	China Telecom Corp Ltd ADR	2,482,342
1,690,000	CNOOC Ltd	959,498
5,800	CNOOC Ltd ADR	328,860
128,000	Cosco Pacific Ltd	229,011
1,355,538	Denway Motors Ltd	486,505
3,470,100	Guangdong Investments Ltd	867,843
616,000	Maanshan Iron & Steel Co Ltd Class H	244,667
9,011,896	PetroChina Co Ltd Class H	5,072,121
132,000	Shanghai Industrial Holdings Ltd	265,871
2,442,000	Stone Group Holdings Ltd	190,908
594,000	Zhejiang Southeast Electric Power Co Class B	375,824
		16,532,321

	Czech Republic — 0.4%
21,355	Cesky Telecom AS	317,939
33,779	CEZ AS	485,189
1,925	Komercni Banka AS	277,767
77	Philip Morris CR AS	51,346
		1,132,241

See accompanying notes to the Schedule of Investments.

2

	Egypt — 0.5%
78,096	Commercial International Bank	476,255
8,200	Eastern Tobacco Co	171,412
23,359	MobiNil-Egyptian Mobile Services Co	438,608
5,800	Orascom Construction Industries	66,547
10,500	Orascom Telecommunications *	360,945
		1,513,767

	Hungary — 0.8%
3,700	Egis Rt	214,763
8,200	MOL Magyar Olaj es Gazipari Rt (New Shares)	553,988
54,400	OTP Bank	1,566,355
		2,335,106

	India — 3.3%
49,359	Bharat Heavy Electricals Ltd	686,227
275,909	Bharti Televentures *	1,075,089
26,675	Cipla Ltd	166,275
13,100	HCL Technologies Ltd	109,393
26,050	Hero Honda Motors Ltd	288,064
7,300	Hindalco Industries Ltd GDR	212,649
1,200	Hindalco Industries Ltd GDR 144A	34,956
23,700	Hinduja TMT Ltd (Dematerialized Shares)	149,997
12,000	Infosys Technologies Inc	579,382
700	Larsen & Toubro Ltd	14,205
23,922	Larsen & Toubro Ltd GDR	505,950
82,757	Mahanagar Telephone Nigam	300,558
203,500	National Thermal Power Co. *	362,494
30,959	Patni Computer Systems Ltd	256,588
107,800	Reliance Industries Ltd	1,250,648
16,691	Reliance Industries Ltd GDR 144A	399,249
96,031	Satyam Computer Services Ltd	932,082
24,194	State Bank of India GDR	771,496
16,600	Tata Consultancy Services Ltd	476,844
110,046	Union Bank of India	234,005
24,100	Wipro Ltd	414,574
		9,220,725

	Indonesia — 1.6%
273,186	Astra International Tbk PT	272,078
1,732,600	Bank Central Asia Tbk PT	528,042
1,142,000	Bank Rakyat Indonesia	306,186
5,156,000	Bumi Resources Tbk PT *	457,036
147,000	Gudang Garam Tbk PT	217,203
394,000	HM Sampoerna Tbk PT	294,419
1,134,000	Indonesian Satellite Corp Tbk PT	721,871
7,820,000	Matahari Putra Prima Tbk PT	539,439
2,990,000	PT Ramayana Lestari Sentosa	281,235
1,590,224	Telekomunikasi Indonesia Tbk PT	879,919
		4,497,428

	Israel — 1.1%
567,600	Bank Leumi Le-Israel	1,332,845
11,300	Check Point Software Technologies *	268,262
6,700	IDB Development Corp Ltd	174,654
134,800	Israel Chemicals Ltd	292,092
900	Israel Corp Ltd (The) *	178,346
5,800	Taro Pharmaceuticals Industries *	171,912
4,100	Teva Pharmaceutical Industries	112,444
25,000	Teva Pharmaceutical Industries ADR	682,000
		3,212,555

See accompanying notes to the Schedule of Investments.

3

	Malaysia — 4.2%
1,371,000	Commerce Asset Holdings Berhad	1,752,643
112,000	Genting Berhad	544,647
316,000	Hong Leong Bank Berhad	465,543
188,000	IOI Corp Berhad	469,941
101,000	Kuala Lumpur Kepong Berhad	183,055
382,000	Magnum Corp Berhad	254,040
691,000	Malakoff Berhad	1,264,457
448,600	Malaysian International Shipping Berhad (Foreign Registered)	1,732,682
446,600	Maxis Communications Berhad	1,085,967
318,000	Proton Holdings Berhad	761,526
677,500	Public Bank Berhad	1,256,531
196,000	Sime Darby Berhad	311,753
566,600	Telekom Malaysia Berhad	1,787,668
		11,870,453

	Mexico — 7.0%
609,800	Alfa SA de CV Class A	3,020,008
69,900	America Movil SA de CV Class L ADR	3,265,029
97,023	Carso Global Telecom Class A *	153,830
56,508	Cemex SA de CV CPO	364,413
47,000	Fomento Economico Mexicano SA de CV	224,016
496,900	Grupo Financiero Banorte SA de CV	2,788,403
343,580	Grupo Mexico SA Class B *	1,660,250
535,000	Grupo Televisa SA (Participating Certificates)	1,661,696
196,700	Organizacion Soriana SA de CV Class B	676,297
170,500	Telefonos de Mexico SA de CV Class L ADR	5,969,205
		19,783,147

	Peru — 0.1%
9,500	Compania de Minas Buenaventura SA ADR	223,250

	Philippines — 0.8%
6,523,754	Ayala Land Inc	834,797
249,400	Equitable PCI Bank *	228,772
754,902	Ginebra San Miguel Inc	416,264
22,436	Philippine Long Distance Telephone	545,212
4,200	Philippine Long Distance Telephone ADR	102,984
		2,128,029

	Poland — 1.3%
168,300	Bank Millennium SA *	167,320
3,400	Bank Pekao SA *	136,582
22,000	KGHM Polska Miedz SA *	223,733
54,300	Optimus SA *	157,091
221,200	Polski Koncern Naftowy Orlen SA	2,629,525
56,700	Telekomunikacja Polska SA	308,921
		3,623,172

	Russia — 4.1%
4,600	AO Mosenergo ADR	64,400
45,525	Lukoil ADR	5,667,862
1,500	Lukoil ADR 144A	186,750
6,300	MMC Norilsk Nickel ADR	365,400
2,900	Mobile Telesystems ADR	402,259
78,300	OAO Gazprom ADR	2,963,655
1,450	Sberbank RF	703,250
8,300	Unified Energy Systems ADR	226,175
24,000	Vimpel-Communications ADR *	934,560
		11,514,311

See accompanying notes to the Schedule of Investments.

4

	South Africa — 11.2%
149,400	ABSA Group Ltd	1,813,605
40,000	AECI Ltd	255,042
34,000	Amalgamated Beverage Industries Ltd	534,569
33,563	Edgars Consolidated Stores Ltd	1,679,392
86,000	Foschini Ltd	530,126
6,000	Impala Platinum Holdings Ltd	512,990
36,000	Investec Ltd	1,018,238
613,767	Ispat Iscor Ltd	6,887,297
30,400	MTN Group Ltd	212,342
21,700	Naspers Ltd Class N	250,386
28,000	Nedcor Ltd	367,007
1,164,238	Old Mutual Plc	2,955,093
14,700	Pretoria Portland Cement Co Ltd	609,050
305,100	Remgro Ltd	4,635,152
1,427,000	Sanlam Ltd	2,980,866
192,000	Sasol Ltd	3,832,121
28,000	Standard Bank Group Ltd	299,352
13,000	Tiger Brands Ltd	224,077
1,219,000	Woolworths Holdings Ltd	2,143,430
		31,740,135

	South Korea — 20.0%
1,900	Amorepacific Corp	367,589
54,470	Cheil Industries Inc	810,685
84,100	Daesang Corp	384,069
78,900	Daewoo Engineering & Construction Co Ltd	417,197
82,820	Daewoo Heavy Industries & Machinery Ltd *	704,535
22,800	Dongbu Steel Co Ltd	308,298
50,800	Hana Bank	1,346,306
138,300	Hanjin Heavy Industry & Construction	1,006,959
19,400	Hanjin Shipping	445,748
77,600	Hynix Semiconductor Inc *	760,521
19,100	Hyundai Development Co	311,992
41,300	Hyundai Engineering & Construction *	550,151
20,200	Hyundai Mobis	1,198,614
147,640	Hyundai Motor Co	7,245,692
99,700	Industrial Bank of Korea	729,783
390,400	KIA Motors Corp	3,710,407
8,800	Korea Electric Power Corp	218,925
50,100	Korean Air Lines Co Ltd *	877,129
42,700	KT Corp	1,717,728
23,400	KT Freetel Co Ltd	486,320
130,000	KT&G Corp	4,136,108
14,500	KT&G Corp GDR 144A	229,100
24,500	LG Electronics Inc	1,470,381
16,200	LG Engineering & Construction Ltd	419,906
3,140	LG International Corp	27,903
27,200	LG Investment & Securities Co Ltd *	196,716
72,600	LG Telecom Co Ltd *	278,977
2,900	NCSoft Corp *	262,233
3,000	NHN Corp	251,551
28,300	POSCO	5,286,331
57,200	Samsung Corp	830,519
9,734	Samsung Electronics Co Ltd	4,010,968
1,614	Samsung Electronics Co Ltd GDR 144A (Non Voting)	222,732
39,500	Samsung Heavy Industries Co Ltd	221,957
15,300	Samsung SDI Co Ltd	1,561,259

See accompanying notes to the Schedule of Investments.

5

40,063	Shinhan Financial Group Co Ltd	837,735
2,900	Shinsegae Co Ltd	816,204
168,136	SK Corp	10,575,383
24,200	SK Networks Co Ltd *	253,519
11,800	SK Telecom Co Ltd ADR	265,618
103,700	Woori Finance Holdings Co Ltd	836,536
		56,590,284

	Taiwan — 14.3%
1,806,206	Acer Inc	2,750,747
1,990,627	Asustek Computer Inc	4,582,062
822,800	Benq Corp	850,521
159,000	Cathay Financial Holding Co Ltd	304,895
1,498,000	Chang Hwa Commercial Bank *	930,382
8,908,533	China Development Financial Holding Corp *	4,320,604
366,000	China Motor Corp	403,891
3,213,628	China Steel Corp	3,533,176
730,146	Chinatrust Financial Holding Co	832,371
2,143,019	Chunghwa Picture Tubes Ltd *	893,710
1,119,000	Chunghwa Telecom Co Ltd	2,217,578
31,050	Chunghwa Telecom Co Ltd ADR	647,393
273,682	Compal Electronics Inc	261,296
731,584	Far Eastern Textile Co Ltd	566,778
38,000	First Financial Holding Co Ltd *	31,284
10,200	First Financial Holding Co Ltd GDR 144A *	162,690
123,000	Formosa Chemicals & Fibre Co	228,611
319,000	Formosa Plastics Corp	508,335
264,749	Hon Hai Precision Industry Co Ltd	1,062,359
694,200	International Bank of Taipei	482,709
2,284,138	Inventec Co Ltd	1,053,624
174,000	Lite-On Technology Corp	175,519
2,038,000	Macronix International *	442,510
1,981,000	Mega Financial Holdings Co Ltd	1,287,463
231,000	Micro-Star International Co Ltd	138,693
286,250	Nan Ya Plastic Corp	410,550
513,564	Ritek Corp	183,753
1,438,167	Sinopac Holdings Co	796,836
1,122,000	Taiwan Cellular Corp	1,199,055
3,987,309	Taiwan Cement Corp	2,393,066
739,500	Taiwan Pulp & Paper Corp *	242,421
1,894,000	Taiwan Semiconductor Manufacturing Co Ltd	2,741,677
1,981,000	Tatung Co Ltd *	734,565
753,433	United Microelectronics Corp *	463,844
4,533,000	Walsin Lihwa Corp *	2,378,570
342,000	Yang Ming Marine Transport	306,560
4,975	Yulon Motor Co Ltd	5,450
		40,525,548

	Thailand — 1.4%
498,900	Advanced Info Service Pcl (Foreign Registered) (a)	1,247,060
182,300	Bangkok Dusit Medical Service Pcl (Foreign Registered) (a)	75,399
113,000	Banpu Pcl (Foreign Registered) (a)	444,430
407,600	Kasikornbank Pcl (Foreign Registered) *	594,697
37,000	Kasikornbank Pcl NVDR *	50,228
74,640	PTT Exploration & Production Pcl (Foreign Registered) (a)	545,453
81,902	PTT Pcl (Foreign Registered) (a)	351,216
294,400	Thai Airways International (Foreign Registered) (a)	360,436
345,200	Thai Union Frozen Products Pcl (Foreign Registered)	223,360
		3,892,279

See accompanying notes to the Schedule of Investments.

6

	Turkey — 2.2%
494,210,243	Akbank TAS	2,344,173
22,372,000	Aksa Akrilik Kimya Sanayii *	234,579
146,047,100	Is Gayrimenkul Yatirim Ortakligi AS *	220,358
76,574,931	Tupras Turkiye Petrol Rafine	776,893
93,969,308	Turkcell Iletisim Hizmet AS	579,743
145,991,345	Turkiye Garanti Bankasi Class C *	357,044
199,645,599	Turkiye IS Bankasi Class C	940,730
314,339,000	Yapi ve Kredi Bankasi *	839,753
		6,293,273

	Venezuela — 0.2%
29,100	Compania Anonima Nacional Telefonos de Venezuela (CANTV) ADR	658,824

	TOTAL COMMON STOCKS (COST $175,297,901)	244,290,422

	PREFERRED STOCKS — 11.2%

	Brazil — 6.7%
13,230	Banco Itau Holding Financeira SA 2.71%	1,721,797
59,168,000	Compania Energetica de Minas Gerais 5.92%	1,373,698
59,914	Gerdau SA 5.30%	1,078,452
2,276,080	Investimentos Itau SA 4.62%	3,556,375
39,856,000	Lojas Americanas SA 3.54%	533,367
229,028	Petroleo Brasileiro SA (Petrobras) 5.51%	7,822,317
46,270,163	Siderurgica de Tubarao 6.20%	2,415,575
173,147,338	Tele Centro Oeste Celular Participacoes SA 4.12%	581,189
		19,082,770

	Russia — 0.0%
175	Transneft 4.43%	146,300

	South Korea — 4.5%
33,000	Dongbu Steel Co Ltd 2.85%	230,216
10,200	Hyundai Motor Co 3.69%	262,899
42,960	Samsung Electronics Co Ltd (Non Voting) 3.44%	11,929,568
3,000	Samsung SDI Co Ltd 4.72%	182,284
		12,604,967

	TOTAL PREFERRED STOCKS (COST $17,458,909)	31,834,037

	RIGHTS AND WARRANTS — 0.0%

	Thailand — 0.0%
116,526	Telecomasia Corp Pcl Warrants, Expires 4/03/08 * (a)	—

	TOTAL RIGHTS AND WARRANTS (COST $0)	—

See accompanying notes to the Schedule of Investments.

7

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENT — 1.8%

	Cash Equivalent — 1.8%
5,000,000	HSBC Bank USA, 2.01%, due 12/01/04	5,000,000

	TOTAL SHORT-TERM INVESTMENT (COST $5,000,000)	5,000,000

	TOTAL INVESTMENTS — 99.4%
	(Cost $197,756,810)	281,124,459

	Other Assets and Liabilities (net) — 0.6%	1,585,499

	TOTAL NET ASSETS — 100.0%	$282,709,958

144A - Securities exempt from registration under rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

ADR - American Depositary Receipt
Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.
GDR - Global Depository Receipt
NVDR - Non-Voting Depository Receipt

*	Non-income producing security.
(a)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees (Note 1).

See accompanying notes to the Schedule of Investments.

8

GMO Emerging Countries Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2004 (Unaudited)

At November 30, 2004, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

	Gross Unrealized	Gross Unrealized	Net Unrealized
Aggregate Cost	Appreciation	Depreciation	Appreciation
$198,053,040	$86,644,663	$(3,573,244)	$83,071,419

See accompanying notes to the Schedule of Investments.

9

GMO Emerging Countries Fund

(A Series of GMO Trust)

Notes to Schedule of Investments

November 30, 2004 (Unaudited)

1.              Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and which are consistently followed by the GMO Emerging Countries Fund (the “Fund”).

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price.  Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price.  The values of securities which are primarily traded on foreign exchanges are translated into U.S. dollars at the current exchange rate.  Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair value.  Shares of mutual funds are valued at their net asset value as reported on each business day.  For other assets, and in cases where market prices are not readily available or the Manager believes established valuation methodologies are unreliable, the Fund’s investments will be valued at “fair value”, as determined in good faith by the Trustees or pursuant to procedures approved by the Trustees.  A security’s value may be deemed unreliable if, for example, the Manager becomes aware of information or events that would materially affect its value.  Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange (“NYSE”), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, foreign equity securities held by the Fund are generally valued using fair value prices based on modeling tools by a third party vendor to the extent that these fair value prices are available.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars.  The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day.  Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred.  The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments.  Such fluctuations are included with net realized and unrealized gain or loss on investments.  Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of currencies and forward currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid.

Forward currency contracts

The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund’s portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized appreciation or depreciation shown in the Schedule of Investments. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized appreciation or depreciation shown in the Schedule of Investments. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if there are movements in currency values that are unfavorable to the Fund.  As of November 30, 2004, the Fund held no forward currency contracts.

Futures contracts

The Fund may purchase and sell futures contracts to manage its exposure to the financial markets.  Buying futures tends to increase the Fund’s exposure to the underlying instrument.  Selling futures tends to decrease the Fund’s exposure to the

10

underlying instrument or hedge other Fund instruments.  Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange.  In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts.  Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund.  The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed.  Futures contracts involve, to varying degrees, risk of loss in excess of the appreciation and depreciation disclosed in the Schedule of Investments.  Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions.  Losses may arise from the changes in the value of the underlying instrument, if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms.  Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.  As of November 30, 2004, the Fund held no futures contracts.

Options

The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest.  Writing put options tends to increase the Fund’s exposure to the underlying instrument.  Writing call options tends to decrease the Fund’s exposure to the underlying instrument.  When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written.  Premiums received from writing options which expire are treated as realized gains.  Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss.  The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option.  In the event that the Fund writes uncovered call options (i.e. options for investments that the Fund does not own), it bears the risk of incurring substantial losses if the price of the underlying investment increases during the term of the option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.  As of November 30, 2004, the Fund held no written option contracts.

The Fund may also purchase put and call options.  Purchasing call options tends to increase the Fund’s exposure to the underlying instrument.  Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument.  The Fund pays a premium as a cost for a purchased option disclosed in the Schedule of Investments, which is subsequently marked to market to reflect the current value of the option.  Premiums paid for purchasing options which expire are treated as realized losses.  Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid.  As of November 30, 2004, the Fund held no purchased option contracts.

Exchange traded options are valued at the last sale price, or if no sale is reported, the last bid price for purchased options and the last ask price for written options.  Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Manager.

Indexed securities

The Fund may invest in indexed securities whose redemption values and/or coupons are linked to the prices of other securities, securities indices, or other financial indicators.  The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that may be difficult to invest in through conventional securities.  Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment. As of November 30, 2004, the Fund held no indexed securities.

Swap agreements

The Fund may enter into swap agreements to manage its exposure to the financial markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into total return swap agreements, which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. The Fund may also enter into contracts for differences in which the Fund agrees with the counterparty that its return will be based on the relative performance of two different groups or “baskets” of securities, adjusted by an interest rate payment.

11

To the extent that the relative performance of the two baskets of securities exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. In connection with these agreements, cash or securities may be set aside as collateral by the Fund’s custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss. Payments received or made on swap contracts are recorded as realized gain or loss. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts disclosed in the Schedule of Investments. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in the price of the security or index underlying these transactions.  As of November 30, 2004, the Fund held no swap agreements.

Investment risk

Investments in securities of issuers in emerging countries present certain risks that are not inherent in many other investments.  Many emerging countries present elements of political and/or economic instability.  The securities markets of emerging countries are generally smaller and less developed than the securities markets of the U.S. and developed foreign markets.  Further, countries may impose various types of  foreign currency regulations or controls which may impede the Fund’s ability to repatriate amounts it receives.  The Fund may acquire interests in securities in anticipation of improving conditions in the related countries.  These factors may result in significant volatility in the values of its holdings.  The markets for emerging countries are relatively illiquid.  Accordingly, the Fund may not be able to realize in an actual sale amounts approximating those used to value its holdings.

2.              Additional information

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semi-annual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

12

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments

November 30, 2004 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	83.4%
Preferred Stocks	13.0
Short-Term Investments and Other Assets and Liabilities (net)	1.8
Private Equity Securities	0.7
Debt Obligations	0.6
Investment Funds	0.2
Rights & Warrants	0.2
Swaps	0.1
Convertible Securities	0.0
Mutual Fund	0.0
100.0%

Industry Sector Summary	% of Equity Investments
Financials	19.5%
Materials	15.8
Information Technology	14.3
Telecommunication Services	13.9
Energy	12.0
Consumer Discretionary	9.1
Industrials	7.8
Consumer Staples	4.0
Utilities	2.4
Miscellaneous	0.9
Health Care	0.3
100.0%

Country Summary	% of Equity Investments
South Korea	27.4%
Brazil	14.7
Taiwan	14.6
South Africa	9.4
Mexico	6.8
China	5.1
India	3.6
Malaysia	3.5
Turkey	3.5
Indonesia	3.2
Russia	1.9
Poland	1.2
Philippines	1.1
Thailand	1.1
Argentina	1.0
Egypt	0.7
Chile	0.5
Venezuela	0.4
Hungary	0.2
Czech Republic	0.1
Kazakhstan	0.0
Lebanon	0.0
Sri Lanka	0.0
Ukraine	0.0
United States	0.0
100.0%

See accompanying notes to the Schedule of Investments.

1

Shares	Description	Value ($)

	COMMON STOCKS — 83.4%

	Argentina — 1.0%
2,098,620	Grupo Financiero Galicia SA ADR	15,214,996
1,983,300	Petrobras Energia Participaciones SA ADR *	21,459,306
1,619,650	Telecom Argentina SA ADR *	17,249,272
620,198	Tenaris SA ADR	31,295,191
		85,218,765

	Brazil — 4.1%
5,514,899	Banco do Brasil SA	64,577,034
534,121	Banco do Brasil SA (Receipt Shares) *	6,254,321
499,000	Compania de Concessoes Rodoviarias	9,046,210
454,698,498	Compania Saneamento Basico SAO PA	24,403,267
6,543,672	Compania Siderurgica Nacional SA	124,618,459
2,137,503,000	Electrobas (Centro)	34,577,254
1,017,600	Petroleo Brasileiro SA (Petrobras)	38,216,118
200,000	Petroleo Brasileiro SA (Petrobras) ADR	7,632,000
3,013,204	Souza Cruz SA (Registered)	38,440,507
		347,765,170

	Chile — 0.5%
130,800	Banco de Chile ADR (a)	4,787,280
515,200	Banco Santander Chile SA ADR	15,327,200
279,081	Enersis SA ADR *	2,084,735
235,500	Lan Airlines SA	6,431,505
347,000	Masisa SA ADR	6,645,050
519,975	Quinenco SA ADR	6,260,499
30,000	Sociedad Quimica y Minera de Chile ADR	1,829,100
		43,365,369

	China — 5.0%
10,635,000	Angang New Steel Co Class H	5,421,505
21,358,000	China Everbright Ltd	11,489,392
282,600	China Finance Online Co ADR * (a)	3,504,240
18,447,000	China Mobile Ltd	60,175,469
284,800	China Mobile Ltd ADR	4,647,936
38,331,000	China Petroleum & Chemical Corp Class H	16,260,809
8,113,000	China Resources Enterprise Ltd	11,871,098
59,424,000	China Telecom Corp Ltd	21,891,496
909,800	China Telecom Corp Ltd ADR	33,507,934
11,751,461	Chongqing Changan Automobile Co Ltd Class B	5,799,480
36,202,000	CNOOC Ltd	20,553,799
52,000	CNOOC Ltd ADR	2,948,400
27,370,826	Denway Motors Ltd	9,823,500
63,502,000	Guangdong Investments Ltd	15,881,482
22,550,000	Maanshan Iron & Steel Co Ltd Class H	8,956,607
216,416,889	PetroChina Co Ltd Class H	121,805,418
11,379,000	Shanghai Industrial Holdings Ltd	22,919,291
7,700,000	Top Form International Ltd	1,494,677
5,954,000	Weiqiao Textile Co	8,985,360
10,066,000	Yanzhou Coal Mining Co Ltd Class H	15,351,940
14,654,000	Zhejiang Expressway Co Ltd	10,550,194
9,941,918	Zhejiang Southeast Electric Power Co Class B	6,290,450
		420,130,477

	Czech Republic — 0.1%
149,700	Cesky Telecom AS	2,228,776

See accompanying notes to the Schedule of Investments.

2

299,400	CEZ AS	4,300,470
9,800	Komercni Banka AS	1,414,085
900	Philip Morris CR AS	600,150
		8,543,481

	Egypt — 0.7%
2,562,388	Commercial International Bank	15,626,294
238,416	Eastern Tobacco Co	4,983,818
1,275,973	Egyptian International Pharmaceuticals Industries Co	1,976,809
1,029,857	MobiNil-Egyptian Mobile Services Co	19,337,475
530,060	Orascom Telecommunications *	18,221,182
		60,145,578

	Hungary — 0.2%
27,100	Egis Rt	1,572,997
59,700	MOL Magyar Olaj es Gazipari Rt (New Shares)	4,033,306
413,000	OTP Bank	11,891,632
		17,497,935

	India — 3.2%
1,690,500	Amtek Auto Ltd	6,548,907
3,744,265	Andhra Bank Ltd	5,868,584
2,200,458	Arvind Mills Ltd*	5,641,423
1,013,395	Bharat Electronics Ltd	13,921,861
5,344,686	Bharti Televentures*	20,825,765
3,000	Cipla Ltd (Shares Under Objection) * (b)	1
197,963	Divi’s Laboratories Ltd	5,155,733
700,000	D-Link India Ltd	1,803,506
203,900	Galaxy Entertainment Corp Ltd *	115,014
596,722	Gammon India Ltd	7,654,862
187,092	Geodesic Information Systems Ltd	2,535,355
997,000	Gujarat NRE Coke Ltd	2,850,492
200	HCL Infosystems Ltd (Shares Under Objection)* (b)	—
399,600	HCL Technologies Ltd	3,336,896
155,789	Hero Honda Motors Ltd	1,722,731
383,500	Hexaware Technologies Ltd	4,783,859
724,200	Hinduja TMT Ltd (Dematerialized Shares)	4,583,442
714,000	ICICI Bank Ltd	5,437,833
6,487,779	Indian Overseas Bank	9,499,867
15,500	Infosys Technologies Inc	748,368
200,000	ING Vysya Bank Ltd	1,601,979
100	ITC Ltd (Shares Under Objection)* (b)	—
1,355,774	Jain Irrigation Systems Ltd *	3,011,449
9,835,846	Jaiprakash Associates Ltd	33,360,961
1,262,431	Jindal Steel & Power Ltd	23,397,540
2,045,000	KEC International Ltd *	5,423,333
477,050	Maharashtra Seamless Ltd	2,759,715
87	Mahindra GESCO Developers Ltd *	99
6,467,700	National Thermal Power Co. *	11,520,909
15,956	NIIT Technologies *	56,128
872,010	Omax Autos Ltd	1,815,678
1,269,625	Patni Computer Systems Ltd	10,522,658
306,800	Raymond Ltd	2,166,642
900	Reliance Energy Ltd (Shares Under Objection) * (b)	—
7,133	Reliance Industries Ltd (Shares Under Objection) * (b)	2
179,500	Reliance Industries Ltd GDR 144A	4,293,640
2,382,199	Sakthi Sugars Ltd *	1,754,058
328,200	Satyam Computer Services Ltd	3,185,526
910,000	Shasun Chemicals & Drugs Ltd (c)	8,017,982
720,490	Sintex Industries Ltd	4,654,554
39,821	Sterlite Industries India	498,997

See accompanying notes to the Schedule of Investments.

3

325,100	Tata Consultancy Services Ltd	9,338,678
470,192	Thermax Ltd (Preference Shares)	98,287
2,055,000	Union Bank of India	4,369,816
1,344,635	United Phosphorus Ltd	21,815,986
3,704,372	Vijaya Bank India	4,873,228
1,900,000	Welspun India Ltd *	5,119,260
600	Wockhardt Ltd	4,391
		266,695,995

	Indonesia — 3.1%
51,004,613	Astra International Tbk PT	50,797,810
153,383,000	Bank Central Asia Tbk PT	46,746,309
72,657,000	Bank NISP Tbk PT	5,623,119
5,267,000	Bimantara Citra Tbk PT	1,126,098
166,525,000	Bumi Resources Tbk PT *	14,761,032
8,207,000	Ciputra Surya Tbk PT	1,383,439
16,321,500	HM Sampoerna Tbk PT	12,196,334
36,717,849	Indofood Sukses Makmur Tbk	3,044,374
26,873,000	Indonesian Satellite Corp Tbk PT	17,106,556
186,900	Indonesian Satellite Corp Tbk PT ADR (a)	5,950,896
4,208,000	International Nickel Indonesesia Tbk	5,511,668
12,744,600	Limas Stokhomindo Tbk PT *	1,128,765
103,343,500	Matahari Putra Prima Tbk PT	7,128,844
51,385,000	Mayora Indah Tbk	7,396,634
25,978,000	PT Bank Mandiri	5,254,214
125,173,560	Telekomunikasi Indonesia Tbk PT	69,262,349
301,969	Telekomunikasi Indonesia Tbk PT ADR	6,697,672
		261,116,113

	Lebanon — 0.0%
12,059	Banque Libanaise pour le Commerce Sal * (b)	35,695

	Malaysia — 3.4%
40,214,000	Arab-Malaysian Corp Berhad *	14,274,065
16,076,000	Berjaya Sports Toto	17,502,618
34,864,000	Commerce Asset Holdings Berhad	44,569,220
6,793,100	Edaran Otomobil Berhad	5,944,535
4,673,923	EON Capital Berhad	6,941,538
9,904,100	Highlands and Lowlands Berhad	9,325,023
13,040,600	IJM Corp Berhad	16,056,479
14,876,000	Malaysian International Shipping Berhad (Foreign Registered)	57,457,454
13,874,100	Maxis Communications Berhad	33,736,773
3,491,700	Saship Holdings * (b) (d)	9,189
26,033,000	Telekom Malaysia Berhad	82,136,307
		287,953,201

	Mexico — 6.6%
10,596,900	Alfa SA de CV Class A	52,480,695
1,323,510	America Movil SA de CV Class L ADR	61,821,152
5,768,289	Carso Global Telecom Class A *	9,145,616
74,555	Cemex SA de CV ADR (Participating Certificates)	2,401,417
7,119,037	Cemex SA de CV CPO	45,909,838
1,576,334	Consorcio ARA SA de CV *	4,640,509
27,519,500	Corporacion GEO SA de CV Series B *	51,476,117
4,953,000	Fomento Economico Mexicano SA de CV	23,607,458
8,125,000	Grupo Cementos de Chihuahua SA de CV	16,536,954
9,845,900	Grupo Financiero Banorte SA de CV	55,251,226
8,232,755	Grupo Financiero Serfin SA de CV Class B * (b) (d)	7,333
9,045,000	Grupo Mexico SA Class B *	43,707,328
4,300,000	Grupo Televisa SA (Participating Certificates)	13,355,691
4,785,700	Telefonos de Mexico SA de CV Class L ADR	167,547,357

See accompanying notes to the Schedule of Investments.

4

3,730,735	Walmart de Mexico SA de CV Class V	12,793,845
		560,682,536

	Philippines — 1.1%
129,641,950	Ayala Land Inc	16,589,371
4,754,240	Bank of the Philippine Islands	4,307,301
17,218,528	First Philippine Holdings	8,406,110
164,212	Globe Telecom Inc	2,874,630
1,334,467	Philippine Long Distance Telephone	32,428,579
278,900	Philippine Long Distance Telephone ADR (a)	6,838,628
50,000	Philippine Long Distance Telephone GDR 144A	2,425,000
6,408,851	San Miguel Corp Class B	8,439,513
58,749,199	SM Prime Holdings	7,835,512
		90,144,644

	Poland — 0.5%
291,900	BRE Bank SA *	10,615,589
2,741,000	Polski Koncern Naftowy Orlen SA	32,583,783
		43,199,372

	Russia — 1.6%
594,300	Lukoil ADR	73,990,350
81,100	Mobile Telesystems ADR	11,249,381
454,700	OAO Gazprom ADR (a)	17,210,395
135,000	Russia Petroleum *	405,000
29,900	Sberbank RF	14,501,500
19,368,800	Silovye Mashiny *	861,912
104,150	Tatneft ADR (a)	3,141,164
16,500	United Heavy Machinery ADR 144A *	63,525
545,380	United Heavy Machinery Uralmash-Izhora Group ADR *	2,099,713
389,700	Vimpel-Communications ADR *	15,174,918
		138,697,858

	South Africa — 9.2%
7,138,140	ABSA Group Ltd	86,651,731
1,894,800	AECI Ltd	12,081,328
10,660,030	African Bank Investments Ltd	31,724,624
4,796,890	Foschini Ltd	29,569,247
254,000	Impala Platinum Holdings Ltd	21,716,559
11,316,376	Ispat Iscor Ltd	126,985,111
3,792,900	MTN Group Ltd	26,493,164
1,219,000	Naspers Ltd Class N	14,065,463
522,000	Nedcor Ltd	6,842,058
29,532,000	Old Mutual Plc	74,958,836
2,793,200	Premier Group Ltd *	4,818
5,714,770	Remgro Ltd	86,820,164
34,608,257	Sanlam Ltd	72,293,454
4,989,410	Sasol Ltd	99,583,468
1,931,317	Standard Bank Group Ltd	20,647,977
2,414,341	Telkom SA Ltd	41,296,661
944,000	Tiger Brands Ltd	16,271,422
1,217,200	Tongaat-Hulett Group	10,501,865
		778,507,950

	South Korea — 24.0%
70,780	Amorepacific Corp	13,693,646
1,192,700	Cheil Industries Inc	17,751,128
1,309,591	Clover Hitech Co Ltd *	9,127,851
50,800	Daekyo Co Ltd	3,093,227
570,720	Daelim Industrial Co Ltd	26,210,751
3,327,500	Daesang Corp	15,196,084

See accompanying notes to the Schedule of Investments.

5

5,761,700	Daewoo Engineering & Construction Co Ltd	30,465,962
3,602,110	Daewoo Heavy Industries & Machinery Ltd *	30,642,503
3,886,500	Daewoo Securities Co Ltd *	12,728,569
694,900	Daewoo Shipbuilding & Marine Engineering Co Ltd	10,242,242
845,500	Dongkuk Steel Mill	15,514,155
2,384,300	Dongwon Financial Holding Co Ltd	20,175,306
352,635	GS Holdings Corp *	7,584,091
971,700	Hana Bank	25,752,080
224,165	Hanil Cement Manufacturing	11,371,824
1,345,200	Hanjin Heavy Industry & Construction	9,794,365
882,500	Hanjin Shipping	20,276,947
228,700	Hankuk Electric Glass Co Ltd	11,099,883
4,715,600	Hanwha Chemical Corp	45,903,491
3,505,208	Hanwha Corp	42,320,513
858,561	Hyosung Corp	9,232,920
1,443,690	Hyundai Development Co	23,582,161
2,338,100	Hyundai Engineering & Construction *	31,145,485
1,401,300	Hyundai Merchant Marine *	21,426,024
1,010,349	Hyundai Mipo Dockyard *	29,567,700
612,800	Hyundai Mobis	36,361,915
3,025,720	Hyundai Motor Co	148,492,512
4,945,600	Industrial Bank of Korea	36,200,755
2,125,300	INI Steel Co	27,858,328
1,988,900	Jusung Engineering Co Ltd *	18,053,452
8,381,100	KIA Motors Corp	79,654,958
335,500	Korea Electric Power Corp	8,346,509
346,375	Korea Information Service Inc	6,684,756
1,821,200	Korean Air Lines Co Ltd *	31,884,777
629,200	KT Corp	25,311,345
2,867,000	KT&G Corp	91,217,081
576,000	KT&G Corp GDR 144A	9,100,800
1,102,700	Kumho Industrial Co Ltd	12,475,492
654,894	LG Chemical	10,002,012
522,110	LG Electronics Inc	31,334,718
324,900	LG Engineering & Construction Ltd	8,421,451
166,923	LG Home Shopping Inc	9,342,333
1,636,100	LG Investment & Securities Co Ltd *	11,832,634
396,800	LG Petrochemical Co Ltd	9,897,145
200,700	NCSoft Corp *	18,148,322
1,119,800	Poongsan Corp	15,022,534
977,449	POSCO	182,583,717
1,654,800	Samsung Corp	24,026,982
874,750	Samsung Electronics Co Ltd	360,447,339
257,400	Samsung SDI Co Ltd	26,265,886
771,370	Shinhan Financial Group Co Ltd	16,129,693
126,600	Shinsegae Co Ltd	35,631,532
2,494,670	SK Corp	156,909,232
48,400	SK Telecom Co Ltd	9,075,585
2,502,500	SK Telecom Co Ltd ADR (a)	56,331,275
701,700	SODIFF Advanced Materials Co Ltd	11,496,188
320,833	Taewoong Co Ltd *	1,668,435
1,975,700	Woori Finance Holdings Co Ltd	15,937,751
		2,036,046,352

	Sri Lanka — 0.0%
333,600	Lanka Walltile Ltd	130,312

	Taiwan — 14.2%
40,454,585	Acer Inc	61,610,004
12,342,290	Ambassador Hotel *	6,883,041
45,598,374	Asustek Computer Inc	104,959,208

See accompanying notes to the Schedule of Investments.

6

25,463,100	Benq Corp	26,320,999
12,482,000	Cathay Financial Holding Co Ltd	23,935,197
23,491,000	Cathay Real Estate Development Co Ltd	12,697,255
33,299,851	Chang Hwa Commercial Bank *	20,681,992
21,108,820	Cheng Loong Corp	7,703,733
70,039,000	China Bills Finance Corp	22,755,274
135,406,651	China Development Financial Holding Corp *	65,671,785
29,554,506	China Life Insurance Co Ltd *	17,928,804
11,540,000	China Manmade Fibers *	5,952,534
9,234,000	China Motor Corp	10,189,986
81,420,830	China Steel Corp	89,516,979
25,483,371	Chinatrust Financial Holding Co	29,051,217
42,663,108	Chung Hung Steel Corp *	27,444,486
40,242,000	Chunghwa Telecom Co Ltd	79,749,616
845,220	Chunghwa Telecom Co Ltd ADR (a)	17,622,837
12,036,294	Compal Electronics Inc	11,491,577
13,755,323	Far Eastern Textile Co Ltd	10,656,638
6,942,600	Formosa Chemicals & Fibre Co	12,903,675
7,416,000	Formosa Plastics Corp	11,817,599
9,328,000	Fubon Financial Holding Co Ltd	9,328,729
15,854,302	GigaByte Technology Co Ltd	18,930,514
10,857,456	Hon Hai Precision Industry Co Ltd	43,567,735
22,209,500	International Bank of Taipei	15,443,284
37,591,016	Inventec Co Ltd	17,339,951
11,453,100	Lite-On Technology Corp	11,553,120
72,362,000	Macronix International *	15,711,974
48,405,000	Mega Financial Holdings Co Ltd	31,458,699
18,071,500	Micro-Star International Co Ltd	10,850,202
6,592,238	Nan Ya Plastic Corp	9,454,818
18,534,000	Oriental Union Chemical	19,444,176
2,485,870	Quanta Computer Inc	4,031,022
13,339,197	Realtek Semiconductor Corp	13,984,123
6,632,000	Shin Kong Financial Holdings	5,870,451
22,160,073	Sinopac Holdings Co	12,278,104
14,140,000	Taiwan Cellular Corp	15,111,094
68,926,949	Taiwan Cement Corp	41,367,976
6,907,000	Taiwan Fertilizer Co Ltd	6,607,747
43,941,000	Taiwan Semiconductor Manufacturing Co Ltd	63,607,233
71,999,000	Tatung Co Ltd *	26,697,654
97,574,125	United Microelectronics Corp *	60,070,598
796,221	United Microelectronics Corp ADR *	2,786,774
77,387,000	Walsin Lihwa Corp *	40,606,790
16,250,000	Waterland Financial Holdings	6,328,559
13,526,841	Wintek Corp	12,372,965
7,308,000	Yang Ming Marine Transport	6,550,717
13,223,000	Yieh Phui Enterprise	9,309,041
		1,208,208,486

	Thailand — 1.1%
15,333,500	Advanced Info Service Pcl (Foreign Registered) (b)	38,327,914
10,673,000	Bangkok Dusit Medical Service Pcl (Foreign Registered) (b)	4,414,359
21,627,000	Central Pattana Pcl (Foreign Registered) (b)	4,499,909
615,462	Golden Land Property (Foreign Registered) * (b)	131,963
16,183,657	Golden Land Property NVDR *	3,469,980
13,394,100	Home Product Center Pcl (Foreign Registered) (b)	1,441,030
12,869,250	Krungthai Card Pcl (Foreign Registered) (b)	7,673,874
7,766,000	Land & House Pcl (Foreign Registered)	2,167,622
22,539,300	Land & House Pcl NVDR	5,347,436
3,193,900	PTT Pcl (Foreign Registered) (b)	13,696,247
16,716,000	Saha Pathana International Holdings Pcl (Foreign Registered) (b)	5,810,941
2,018,166	Sansiri Pcl (Foreign Registered) (b)	167,967

See accompanying notes to the Schedule of Investments.

7

3,108,050	Star Block Co Ltd (Foreign Registered) * (b) (d)	789
10,697,000	Vanachai Group Pcl (Foreign Registered) (b)	2,212,143
		89,362,174

	Turkey — 3.4%
16,750,416,258	Akbank TAS	79,451,760
824,762,200	Anadolu Isuzu Otomotiv Sanay *	6,333,560
2,862,695,700	Doktas Dokumculuk Ticaret *	3,972,891
22,803,787,339	Finansbank *	25,796,450
81,588,000	Galatasaray Sportif Sinai ve Ticari Yatirimlar AS	4,870,374
42,150,000	Medya Holding AS * (b) (d)	—
5,675,723,287	Trakya Cam Sanayii AS	14,735,280
2,146,210,063	Tupras Turkiye Petrol Rafine	21,774,426
1,949,935,000	Turk Sise ve Cam Fabrikalari AS	4,578,668
4,422,059,844	Turkcell Iletisim Hizmet AS	27,281,845
10,988,488,682	Turkiye Garanti Bankasi Class C *	26,874,011
9,702,626,165	Turkiye IS Bankasi Class C	45,718,792
5,860,796,200	Vestel Elektronik Sanayi *	20,485,267
3,695,999,000	Yapi ve Kredi Bankasi *	9,873,819
		291,747,143

	Venezuela — 0.4%
1,605,912	Compania Anonima Nacional Telefonos de Venezuela (CANTV) ADR	36,357,848

	TOTAL COMMON STOCKS (COST $5,343,485,598)	7,071,552,454

	PREFERRED STOCKS — 13.0%

	Brazil — 10.2%
355,851	Banco Bradesco SA 6.11%	23,287,308
510,817	Banco Itau Holding Financeira SA 2.71%	66,479,452
23,945,000	Belgo Mineira (Registered) 3.41%	12,280,616
4,500	Brasil Telecom Participacoes SA ADR 1.01%	167,805
43,739,998	Caemi Mineracao e Metalurgica SA *	31,679,337
2,395,211,860	Centrais Electricas Brasileiras SA Class B 6.81%	38,261,748
1,781,134,000	Compania Energetica de Minas Gerais 5.92%	41,352,431
3,818,237,000	Compania Paranaense de Energia 1.36%	17,575,120
320,700	Compania Vale do Rio Doce Class A 3.28%	6,602,647
3,494,726	Gerdau SA 5.30%	62,905,068
64,087,925	Investimentos Itau SA 4.62%	100,137,383
8,282,913	Petroleo Brasileiro SA (Petrobras) 5.51%	282,898,021
521,700	Petroleo Brasileiro SA ADR 6.93%	17,988,216
8,227,823	Sadia SA 4.03%	16,637,142
1,448,188,248	Siderurgica de Tubarao 6.20%	75,603,945
12,114,608,211	Tele Centro Oeste Celular Participacoes SA 4.12%	40,664,108
407,300	Tele Centro Oeste Celular SA ADR 3.78% (a)	4,073,000
228,603	Telemar Norte Leste SA 6.83%	5,341,914
16,589,437	Unipar, Class B 1.99%	21,895,617
		865,830,878

	India — 0.1%
1,705,060	CBAY Systems Ltd Series E * (c)	5,626,698

	Russia — 0.0%
5,325	Transneft 4.43%	4,451,700

See accompanying notes to the Schedule of Investments.

8

	South Korea — 2.7%
653,200	Hyundai Motor Co 3.69%	16,835,874
679,400	LG Electronics Inc 3.43%	24,048,951
669,253	Samsung Electronics Co Ltd (Non Voting) 3.44%	185,844,951
		226,729,776

	TOTAL PREFERRED STOCKS (COST $591,389,337)	1,102,639,052

	PRIVATE EQUITY SECURITIES — 0.7%

	India — 0.0%
524,200	U TV Software Comm Ltd * (b) (c)	294,561

	Poland — 0.7%
21,635,077	CHP Investors (Multimedia) * (b) (c)	41,889,836
25,091,031	MHP Investors (Tri Media Holdings Ltd) * (b) (c)	13,930,540
		55,820,376

	Russia — 0.0%
124,330	Divot Holdings NV * (b) (c) (d)	1,243
90,000	Divot Holdings NV * (b) (c) (d)	900
46,624	Divot Holdings NV, Convertible Securities * (b) (c) (d)	466
		2,609

	Sri Lanka — 0.0%
1,591,169	Millenium Information Technology * (b) (c)	787,470

	TOTAL PRIVATE EQUITY SECURITIES (COST $55,902,984)	56,905,016

Par Value	Description	Value ($)

	DEBT OBLIGATIONS — 0.6%

	United States — 0.6%
$7,715,000	U.S. Treasury Inflation Indexed Note, 4.25%, due 01/15/10 (h)	10,119,279
$33,070,000	U.S. Treasury Inflation Indexed Note, 3.88%, due 01/15/09	43,074,866
		53,194,145

	TOTAL DEBT OBLIGATIONS (COST $52,808,154)	53,194,145

Shares	Description	Value ($)

	INVESTMENT FUNDS — 0.2%

	India — 0.0%
170	SPG Infinity Technology Fund I (b) (c)	891,310
1,371,900	TDA India Technology Fund II LP * (b) (c)	801,011
100	UTI Masterplus 1991 Units (Shares Under Objection) * (b)	—
		1,692,321

	Kazakhstan — 0.0%
450,000	Kazakhstan Investment Fund * (b) (c)	585,000

See accompanying notes to the Schedule of Investments.

9

	Poland — 0.0%
1,749,150	The Emerging Europe Fund II, LP * (b) (c)	499,243

	Russia — 0.2%
9,500,000	NCH Eagle Fund LP * (b) (c)	15,682,652

	Ukraine — 0.0%
16,667	Societe Generale Thalmann Ukraine Fund * (b) (c)	50,001

	TOTAL INVESTMENT FUNDS (COST $17,356,270)	18,509,217

	RIGHTS AND WARRANTS — 0.2%

	India — 0.2%
4,331,067	Arvind Warrants, Expires 12/6/04 (Goldman Sachs) * (f) (g)	11,175,691
990,099	CBAY Systems Ltd Warrants, Expires 12/31/05 * (b) (c)	376,238
177,835	Hero Honda Motors Ltd Warrants, Expires 5/5/06 (Merrill Lynch) * (f) (g)	1,966,817
294,128	ING Vysya Bank Ltd Warrants, Expires 1/25/05 (Goldman Sachs) * (f) (g)	2,370,411
161,000	Reliance Industries Ltd Warrants, Expires 4/4/05 (JP Morgan Chase) * (f) (g)	1,927,958
32,542	Uniphos Enterprises Ltd Warrants, Expires 1/28/09 (Merrill Lynch) * (f) (g)	16,275
142,330	United Phosphorus Ltd Warrants, Expires 1/28/09 (Merrill Lynch) * (f) (g)	2,317,621
		20,151,011

	Thailand — 0.0%
2,689,393	Telecomasia Corp Pcl Warrants, Expires 4/03/ 08 * (b)	—

	TOTAL RIGHTS AND WARRANTS (COST $9,620,381)	20,151,011

	MUTUAL FUNDS — 0.0%

	United States — 0.0%
8,064	GMO Special Purpose Holding Fund (e)	143,142

	TOTAL MUTUAL FUNDS (COST $72,016)	143,142

Par Value	Description	Value ($)

	CONVERTIBLE SECURITIES — 0.0%

	Malaysia — 0.0%
911,400	Berjaya Sports Toto Berhad, 8.00%, due 06/25/12	925,791

	Russia — 0.0%
56,000	Lukinter Finance BV, 3.50%, due 11/29/07 *	88,480

	TOTAL CONVERTIBLE SECURITIES (COST $775,821)	1,014,271

See accompanying notes to the Schedule of Investments.

10

	SHORT-TERM INVESTMENT — 2.2%

	Cash Equivalents — 2.2%
$106,400,000	HSBC Bank USA, 2.01%, due 12/01/04	106,400,000
82,081,050	The Boston Global Investment Trust (i)	82,081,050
		188,481,050

	TOTAL SHORT-TERM INVESTMENT (COST $188,481,050)	188,481,050

	TOTAL INVESTMENTS — 100.3%
	(Cost $6,259,891,611)	8,512,589,358

	Other Assets and Liabilities (net) — (0.3%)	(28,334,247)

	TOTAL NET ASSETS — 100.0%	$8,484,255,111

144A - Securities exempt from registration under rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

ADR - American Depositary Receipt
Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.
GDR - Global Depository Receipt
NVDR - Non-Voting Depository Receipt

*	Non-income producing security.
(a)	All or a portion of this security is out on loan (Note 2).
(b)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees (Note 2).
(c)	Direct placement securities are restricted as to resale.
(d)	Bankrupt issuer.
(e)	Affiliated issuer.
(f)	Structured warrants with risks similar to equity swaps.
(g)	Indexed security in which price and/or coupon is linked to prices of other securities, securities indices, or other financial indicators (Note 2).
(h)	All or a portion of this security is held as collateral for open swap contracts (Note 2).
(i)	Investment of security lending collateral (Note 2).

Additional information on each restricted security is as follows:

			Market
			Value as a
			Percentage	Market
	Acquisition	Acquisition	of Fund’s	Value as of
Issuer, Description	Date	Cost	Net Assets	November 30, 2004
CBAY Systems Ltd Series E	05/06/03	$3,444,220	0.23%	$5,626,698
CBAY Systems Ltd Warrants, Expires 12/31/05	01/02/04	0	0.02	376,238
CHP Investors (Multimedia)	12/13/99 - 3/05/01	22,825,006	1.71	41,889,836
Divot Holdings NV, Private Equity Securities	9/21/01	124,330	0.00	1,243
Divot Holdings NV, Private Equity Securities	6/26/00	1,502,100	0.00	900
Divot Holdings NV, Convertible Securities	3/27/02	46,624	0.00	466
Kazakhstan Investment Fund	10/16/97	3,285,000	0.02	585,000
MHP Investors (Tri Media Holdings Ltd)	11/27/01	26,147,396	0.57	13,930,540
Millenium Information Technology	10/21/99	2,252,570	0.03	787,470
NCH Eagle Fund LP	1/21/97	9,500,000	0.64	15,682,652
Shasun Chemicals & Drugs Ltd	11/06/03	4,901,004	0.33	8,017,982
Societe Generale Thalmann Ukraine Fund	7/15/97	1,123,189	0.00	50,001
SPG Infinity Technology Fund I	12/23/99	1,190,000	0.04	891,310
TDA India Technology Fund II LP	2/23/00 - 3/23/04	1,371,900	0.03	801,011
The Emerging Europe Fund II, LP	12/05/97 - 3/17/00	1,749,150	0.02	499,243
U TV Software Comm Ltd	2/29/00	3,004,959	0.01	294,561

See accompanying notes to the Schedule of Investments.

11

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2004 (Unaudited)

At November 30, 2004, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross
	Unrealized	Unrealized	Net Unrealized
Aggregate Cost	Appreciation	Depreciation	Appreciation
$6,279,060,599	$2,385,962,007	$(152,433,248)	$2,233,528,759

A summary of outstanding financial instruments at November 30, 2004 is as follows:

Swap Agreements

Notional Amount	Expiration Date	Description	Net Unrealized Appreciation (Depreciation)
Total Return Swaps

12,484,807 USD	5/5/05	Agreement with Merrill Lynch International dated 5/20/04 to receive the notional amount multiplied by the return on the MSCI India Index and to pay the notional amount multiplied by the 3 month LIBOR adjusted by a specified spread.	$501,350

5,000,000 USD	5/9/05	Agreement with Morgan Stanley dated 11/09/2004 to receive the notional amount multiplied by the return on the MSCI Egypt Index and to pay the notional amount multiplied by the 3 month LIBOR adjusted by a specified spread.	(49,518)

9,989,889 USD	7/8/05	Agreement with Deutsche Bank AG dated 6/30/04 to receive return on shares of OAO Gazprom and to pay the weekly LIBOR adjusted by a specified spread.	3,173,601

9,942,630 USD	7/11/05	Agreement with Deutsche Bank AG dated 7/01/04 to receive return on shares of OAO Gazprom and to pay the weekly LIBOR adjusted by a specified spread.	2,839,503

5,052,720 USD	7/12/05	Agreement with Deutsche Bank AG dated 7/02/04 to receive return on shares of OAO Gazprom and to pay the weekly LIBOR adjusted by a specified spread.	1,528,855

12,562,663 USD	9/9/05	Agreement with Merrill Lynch International dated 9/09/04 to recieve the notional amount multiplied by the return on the MSCI Taiwan Index and to pay the notional amount multiplied by the 3 month LIBOR adjusted by a specified spread.	755,213
			$8,749,004

12

GMO Emerging Markets Fund

(A Series of GMO Trust)

Notes to Schedule of Investments

November 30, 2004 (Unaudited)

1.     Investments in affiliated issuers

GMO Emerging Markets Fund (the “Fund”) makes investments in other funds of the GMO Trust (“underlying funds”). The Schedule of Investments of the underlying funds should be read in conjunction with the Fund’s Schedule of Investments. These schedules are available, without charge, upon request by calling (617)346-7646 (collect).

A summary of the Fund’s transactions in the securities of these issuers during the nine months ended November 30, 2004, is set forth below:

	Value,
	Beginning		Sales	Dividend	Value, end
Affiliate	of period	Purchases	Proceeds	Income	of period
GMO Special Purpose Holding Fund	$3,214,348	$106,656	$3,049,559	$106,656	$143,142	*
GMO Short-Duration Collateral Fund	—	3,049,559	3,049,559	—	—

Totals	$3,214,348	$3,156,215	$6,099,118	$106,656	$143,142

* After effect of return of capital distribution of $124,304 on June 10, 2004.

2.     Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and which are consistently followed by the Fund.

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price.  Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price.  The values of securities which are primarily traded on foreign exchanges are translated into U.S. dollars at the current exchange rate.  Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair value.  Shares of other funds of the Trust (“underlying funds”) and other mutual funds are valued at their net asset value as reported on each business day.  For other assets, and in cases where market prices are not readily available or the Manager believes established valuation methodologies are unreliable, the Fund’s investments will be valued at “fair value”, as determined in good faith by the Trustees or pursuant to procedures approved by the Trustees.  A security’s value may be deemed unreliable if, for example, the Manager becomes aware of information or events that would materially affect its value.  Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange (“NYSE”), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, foreign equity securities held by the Fund are generally valued using fair value prices based on modeling tools by a third party vendor to the extent that these fair value prices are available.

Certain securities held by the Fund, or underlying funds in which it invests were valued on the basis of a price provided by a principal market maker.  These prices provided by the principal market makers may differ from the value that would be realized if the securities were sold and the differences could be material to the market value shown in the Schedule of Investments.

13

Indian regulators have alleged that the Fund violated certain conditions under which it was granted permission to operate in India and have restricted a portion of the Fund’s locally held assets pending resolution of the dispute.  The amount of these restricted assets is small relative to the size of the Fund, representing approximately 0.02% of the Fund’s total assets as of November 30, 2004. The valuation of this possible claim and all matters relating to the Fund’s response to these allegations are subject to supervision and control of GMO Trust’s Board of Trustees, and all costs in respect of this matter being borne by the Fund.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars.  The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day.  Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred.  The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments.  Such fluctuations are included with net realized and unrealized gain or loss on investments.  Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of currencies and forward currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid.

Forward currency contracts

The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund’s portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized appreciation or depreciation shown in the Schedule of Investments. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized appreciation or depreciation shown in the Schedule of Investments. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if there are movements in currency values that are unfavorable to the Fund.  As of November 30, 2004, the Fund held no forward currency contracts.

Futures contracts

The Fund may purchase and sell futures contracts to manage its exposure to the financial markets.  Buying futures tends to increase the Fund’s exposure to the underlying instrument.  Selling futures tends to decrease the Fund’s exposure to the underlying instrument or hedge other Fund instruments.  Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange.  In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts.  Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund.  The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed.  Futures contracts involve, to varying degrees, risk of loss in excess of the appreciation and depreciation disclosed in the Schedule of Investments.  Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions.  Losses may arise from the changes in the value of the underlying instrument, if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms.  Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

As of November 30, 2004, the Fund held no futures contracts.

Options

The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest.  Writing put options tends to increase the Fund’s exposure to the underlying instrument.  Writing call options tends to decrease the Fund’s exposure to the underlying instrument.  When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written.  Premiums received from writing options which expire are treated as realized gains.  Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to

14

determine the realized gain or loss.  The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option.  In the event that the Fund writes uncovered call options (i.e. options for investments that the Fund does not own), it bears the risk of incurring substantial losses if the price of the underlying investment increases during the term of the option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.  As of November 30, 2004, the Fund held no written option contracts.

The Fund may also purchase put and call options.  Purchasing call options tends to increase the Fund’s exposure to the underlying instrument.  Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument.  The Fund pays a premium as a cost for a purchased option disclosed in the Schedule of Investments, which is subsequently marked to market to reflect the current value of the option.  Premiums paid for purchasing options which expire are treated as realized losses.  Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid.  As of November 30, 2004, the Fund held no purchased option contracts.

Exchange traded options are valued at the last sale price, or if no sale is reported, the last bid price for purchased options and the last ask price for written options.  Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Manager.

Indexed securities

The Fund may invest in indexed securities whose redemption values and/or coupons are linked to the prices of other securities, securities indices, or other financial indicators.  The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that may be difficult to invest in through conventional securities.  Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.  See the Schedule of Investments for indexed securities held by the Fund at November 30, 2004.

Swap agreements

The Fund may enter into swap agreements to manage its exposure to the financial markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into total return swap agreements, which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. The Fund may also enter into contracts for differences in which the Fund agrees with the counterparty that its return will be based on the relative performance of two different groups or “baskets” of securities, adjusted by an interest rate payment. To the extent that the relative performance of the two baskets of securities exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. In connection with these agreements, cash or securities may be set aside as collateral by the Fund’s custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss. Payments received or made on swap contracts are recorded as realized gain or loss. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts disclosed in the Schedule of Investments. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in the price of the security or index underlying these transactions.  See the Schedule of Investments for a summary of all open swap agreements held by the Fund at November 30, 2004.

Security lending

The Fund may lend its securities to certain qualified brokers.  The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan.  As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of collateral, the risk of delay in recovery or loss of rights in the collateral should the borrower of the securities fail financially.  The Fund receives compensation for lending its securities.  As of November 30,

15

2004, the Fund had loaned securities having a market value of $80,263,165 collateralized by cash in the amount of $82,081,050 which was invested in a short-term instrument.

Investment risk

Investments in securities of emerging countries present certain risks that are not inherent in many other investments.  Many emerging countries present elements of political and/or economic instability.  The securities markets of emerging countries are generally smaller and less developed than the securities markets of the U.S. and developed foreign markets.  Further, countries may impose various types of foreign currency regulations or controls which may impede the Fund’s ability to repatriate amounts it receives.  The Fund may acquire interests in securities in anticipation of improving conditions in the related countries.  These factors may result in significant volatility in the values of its holdings.  The markets in emerging countries are typically less liquid than those of developed markets.

3.     Additional information

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semi-annual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

16

GMO Emerging Markets Quality Fund (formerly GMO Asia Fund)

(A Series of GMO Trust)

Schedule of Investments

November 30, 2004 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	90.8%
Preferred Stocks	4.9
Short-Term Investments and Other Assets and Liabilities (net)	4.3
Rights & Warrants	0.0
100.0%

Industry Sector Summary	% of Equity Investments
Information Technology	29.7%
Energy	16.5
Telecommunication Services	15.8
Materials	11.0
Consumer Staples	7.1
Financials	6.8
Consumer Discretionary	5.3
Industrials	4.1
Health Care	2.6
Utilities	1.1
100.0%

Country Summary	% of Equity Investments
South Korea	18.5%
Taiwan	17.4
South Africa	11.0
Brazil	8.6
China	8.4
India	6.5
Mexico	6.0
Russia	5.6
Malaysia	4.0
Thailand	3.8
Israel	3.7
Indonesia	1.6
Chile	1.5
Poland	1.5
Turkey	0.9
Argentina	0.8
Philippines	0.2
100.0%

See accompanying notes to the Schedule of Investments.

1

GMO Emerging Markets Quality Fund (formerly GMO Asia Fund)

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2004 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 90.8%

	Argentina — 0.7%
14,100	Tenaris SA ADR	711,486

	Brazil — 3.5%
502,000	Compania de Bebidas das Americas	250,446
44,000	Compania Vale do Rio Doce	1,077,353
57,000	Petroleo Brasileiro SA (Petrobras)	2,140,643
		3,468,442

	Chile — 1.4%
2,700	AFP Provida SA ADR	67,446
7,200	Banco de Chile ADR	263,520
9,300	Banco Santander Chile SA ADR	276,675
5,100	Compania Cervecerias Unidas ADR	129,489
9,500	Compania de Telecommunicaciones de Chile ADR	100,700
13,300	Distribucion y Servicio ADR	220,780
4,800	Embotelladora Andina SA ADR	60,960
8,500	Lan Airlines SA	232,135
1,200	Vina Concha y Toro SA ADR	88,776
		1,440,481

	China — 8.0%
572,000	China Life Insurance Co Ltd *	422,228
168,000	China Merchants Holdings International Co Ltd	267,004
1,242,000	China Mobile Ltd	4,051,492
202,000	China Resources Enterprise Ltd	295,570
754,000	CNOOC Ltd	428,084
314,000	Cosco Pacific Ltd	561,791
162,000	Datang International Power Generation Co Ltd Class H	129,795
1,480,592	Denway Motors Ltd	531,387
364,000	Huaneng Power International Inc Class H	288,365
1,210,000	Lenovo Group Ltd	418,601
187,400	PetroChina Co Ltd Class H	105,473
348,000	Yanzhou Coal Mining Co Ltd Class H	530,744
		8,030,534

	India — 6.2%
117,500	Hindustan Lever Ltd	381,698
69,500	Infosys Technologies Inc	3,355,585
13,200	ITC Ltd	381,101
31,600	Reliance Industries Ltd	366,609
96,000	Satyam Computer Services Ltd	931,781
46,900	Wipro Ltd	806,784
		6,223,558

	Indonesia — 1.5%
96,000	Gudang Garam Tbk PT	141,847
572,000	HM Sampoerna Tbk PT	427,430
690,000	Telekomunikasi Indonesia Tbk PT	381,798
25,200	Telekomunikasi Indonesia Tbk PT ADR	558,936
		1,510,011

	Israel — 3.5%
41,800	Check Point Software Technologies *	992,332
77,900	Teva Pharmaceutical Industries	2,136,427
13,800	Teva Pharmaceutical Industries ADR	376,464
		3,505,223

See accompanying notes to the Schedule of Investments.

2

	Malaysia — 3.9%
32,000	British American Tobacco Berhad	372,500
116,000	Genting Berhad	564,099
180,000	IOI Corp Berhad	449,943
264,000	Magnum Corp Berhad	175,567
115,000	Malakoff Berhad	210,438
89,100	Malaysian International Shipping Berhad (Foreign Registered)	344,142
240,800	Maxis Communications Berhad	585,537
100,000	Resorts World Berhad	253,629
205,000	Sime Darby Berhad	326,069
61,000	Tanjong	229,392
71,000	Telekom Malaysia Berhad	224,011
231,000	YTL Power International Berhad	116,546
		3,851,873

	Mexico — 5.8%
11,800	America Movil SA de CV Class L ADR	551,178
35,000	Cemex SA de CV CPO	225,711
39,000	Fomento Economico Mexicano SA de CV	185,886
93,000	Grupo Modelo SA de CV Class C	243,792
75,000	Kimberly Clark de Mexico Series A	250,518
90,700	Telefonos de Mexico SA de CV Class L ADR	3,175,407
324,000	Walmart de Mexico SA de CV Class V	1,111,096
		5,743,588

	Philippines — 0.2%
136,474	San Miguel Corp Class B	179,716

	Poland — 1.4%
76,900	Polski Koncern Naftowy Orlen SA	914,152
3,400	Prokom Software SA *	137,140
65,600	Telekomunikacja Polska SA	357,411
		1,408,703

	Russia — 5.4%
13,900	Lukoil ADR	1,730,550
2,400	MMC Norilsk Nickel ADR	139,200
4,100	Mobile Telesystems ADR	568,711
6,600	OAO Gazprom ADR (a)	249,810
3,000	Sibneft ADR *	84,375
66,200	Surgutneftegaz ADR (a)	2,449,400
4,200	Vimpel-Communications ADR *	163,548
		5,385,594

	South Africa — 10.6%
36,000	ABSA Group Ltd	437,013
13,000	Anglo American Platinum Corp	477,634
5,000	AngloGold Ltd	200,362
11,000	Barlow Ltd	186,478
54,000	Bidvest Group Ltd	696,044
457,000	FirstRand Ltd	1,049,675
24,000	Goldfields Ltd	336,100
13,000	Impala Platinum Holdings Ltd	1,111,477
18,000	Imperial Holdings Ltd *	316,902
45,000	MTN Group Ltd	314,322
63,000	Nampak Ltd	162,774
15,000	Nedcor Ltd	196,611
179,000	Old Mutual Plc	454,342
27,000	Remgro Ltd	410,190

See accompanying notes to the Schedule of Investments.

3

136,000	Sasol Ltd	2,714,419
103,614	Standard Bank Group Ltd	1,107,752
21,000	Tiger Brands Ltd	361,970
		10,534,065

	South Korea — 17.5%
7,300	Daewoo Shipbuilding & Marine Engineering Co Ltd	107,596
16,900	Hyundai Mobis	1,002,801
16,330	Hyundai Motor Co	801,423
10,000	Kangwon Land Inc	132,296
17,400	KIA Motors Corp	165,372
11,900	Korea Electric Power Corp	296,046
15,100	KT Corp ADR	326,915
11,200	KT Freetel Co Ltd	232,768
8,300	KT&G Corp	264,075
11,400	LG Chemicals Ltd	471,360
5,800	LG Electronics Inc	348,090
9,100	LG Engineering & Construction Ltd	235,873
4,300	NCSoft Corp *	388,828
4,000	NHN Corp	335,401
11,100	POSCO	2,073,437
7,100	Samsung Electro Mechanics Co *	183,929
15,400	Samsung Electronics Co Ltd	6,345,686
12,900	Samsung SDI Co Ltd	1,316,356
1,400	Shinsegae Co Ltd	394,030
88,400	SK Telecom Co Ltd ADR (a)	1,989,884
		17,412,166

	Taiwan — 16.7%
115,000	Acer Inc	175,138
537,900	Asustek Computer Inc	1,238,148
295,300	Benq Corp	305,249
153,000	China Motor Corp	168,840
415,000	China Steel Corp	456,266
377,000	Chunghwa Telecom Co Ltd	747,120
595,000	CMC Magnetics Corp	278,382
765,612	Compal Electronics Inc	730,963
183,000	Delta Electronics Inc	283,554
381,000	Formosa Chemicals & Fibre Co	708,135
293,880	Formosa Plastics Corp	468,306
591,199	Hon Hai Precision Industry Co Ltd	2,372,305
203,351	Inventec Co Ltd	93,801
159,000	MediaTek Inc	1,014,392
830,000	Nan Ya Plastic Corp	1,190,414
526,933	Quanta Computer Inc	854,461
269,000	Realtek Semiconductor Corp	282,005
185,000	Sunplus Technology Co Ltd	256,646
3,228,000	Taiwan Semiconductor Manufacturing Co Ltd	4,672,722
519,000	United Microelectronics Corp *	319,517
		16,616,364

	Thailand — 3.6%
198,800	Advanced Info Service Pcl (Foreign Registered)	496,924
281,000	BEC World Pcl (Foreign Registered)	109,092
7,148,800	Central Pattana Pcl (Foreign Registered) (b)	1,487,444
55,000	PTT Exploration & Production Pcl (Foreign Registered)	401,928
210,611	PTT Pcl (Foreign Registered)	903,153
182,000	Shin Corp Pcl (Foreign Registered)	175,488
2,439,000	Tanayong Pcl (Foreign Registered) * (b) (c)	619
		3,574,648

See accompanying notes to the Schedule of Investments.

4

	Turkey — 0.9%
39,747,000	Akbank TAS	188,531
25,430,000	Arcelik AS *	136,778
54,953,000	KOC Holding AS	301,604
14,375,000	Tupras Turkiye Petrol Rafine	145,842
32,584,000	Vestel Elektronik Sanayi *	113,891
		886,646

	TOTAL COMMON STOCKS (COST $83,779,904)	90,483,098

	PREFERRED STOCKS — 4.9%

	Brazil — 4.7%
3,421,000	Companhia de Bebidas das Americas 1.67%	884,177
41,000	Compania Vale do Rio Doce Class A 3.28%	844,118
12,000	Empresa Brasileira de Aeronautica SA ADR%	335,640
77,000	Investimentos Itau SA 4.62%	120,312
70,000	Petroleo Brasileiro SA (Petrobras) 5.51%	2,390,809
39,294,000	Tele Centro Oeste Celular Participacoes SA 4.12%	131,895
		4,706,951

	South Korea — 0.2%
800	Samsung Electronics Co Ltd (Non Voting ) 3.44%	222,152

	TOTAL PREFERRED STOCKS (COST $4,554,386)	4,929,103

	RIGHTS AND WARRANTS — 0.0%

	Thailand — 0.0%
480,663	Telecomasia Corp Pcl Warrants, Expires 4/03/08 *	—

	TOTAL RIGHTS AND WARRANTS (COST $0)	—

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENT — 7.3%

	Cash Equivalents — 7.3%
$900,000	Branch Bank & Trust, 2.00%, due 12/01/04	900,000
$2,000,000	Royal Bank of Canada GC Time Deposit, 2.01% due 12/01/04	2,000,000
4,340,750	The Boston Global Investment Trust (d)	4,340,750
		7,240,750

	TOTAL SHORT-TERM INVESTMENT (COST $7,240,750)	7,240,750

	TOTAL INVESTMENTS — 103.0%
	(Cost $95,575,040)	102,652,951

	Other Assets and Liabilities (net) — (3.0%)	(3,001,098)

	TOTAL NET ASSETS — 100.0%	$99,651,853

See accompanying notes to the Schedule of Investments.

5

ADR - American Depositary Receipt
Foreign Registered - shares issued to foreign investors in markets that have foreign ownership limits.
*	Non-income producing security.

(a)	All or a portion of this security is out on loan (Note 1).
(b)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees (Note 1).
(c)	Bankrupt issuer.
(d)	Investment of security lending collateral (Note 1).

See accompanying notes to the Schedule of Investments.

6

GMO Emerging Markets Quality Fund (formerly GMO Asia Fund)

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2004 (Unaudited)

At November 30, 2004, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$95,703,267	$8,618,371	$(1,668,687)	$6,949,684

See accompanying notes to the Schedule of Investments.

7

GMO Emerging Markets Quality Fund (formerly GMO Asia Fund)

(A Series of GMO Trust)

Notes to Schedule of Investments

November 30, 2004 (Unaudited)

1.     Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and which are consistently followed by the GMO Emerging Markets Quality Fund (the “Fund”).

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price.  Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price.  The value of securities which are primarily traded on foreign exchanges are translated into U.S. dollars at the current exchange rate.  Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair value.  Shares of mutual funds are valued at their net asset value as reported on each business day.  For other assets, and in cases where market prices are not readily available or the Manager believes established valuation methodologies are unreliable, the Fund’s investments will be valued at “fair value”, as determined in good faith by the Trustees or pursuant to procedures approved by the Trustees.  A security’s value may be deemed unreliable if, for example, the Manager becomes aware of information or events that would materially affect its value.  Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange (“NYSE”), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close, but before the the close of the NYSE.  As a result, foreign equity securities held by the Fund are generally valued using fair value prices based on modeling tools by a third party vendor to the extent that these fair value prices are available.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars.  The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day.  Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred.  The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments.  Such fluctuations are included with net realized and unrealized gain or loss on investments.  Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of currencies and forward currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid.

Forward currency contracts

The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund’s portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized appreciation or depreciation shown in the Schedule of Investments. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized appreciation or depreciation shown in the Schedule of Investments. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if there are movements in currency values that are unfavorable to the Fund. As of November 30, 2004, the Fund held no forward currency contracts.

Futures contracts

The Fund may purchase and sell futures contracts to manage its exposure to the financial markets.  Buying futures tends to increase the Fund’s exposure to the underlying instrument.  Selling futures tends to decrease the Fund’s

8

exposure to the underlying instrument or hedge other Fund instruments.  Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange.  In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts.  Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund.  The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed.  Futures contracts involve, to varying degrees, risk of loss in excess of the appreciation and depreciation disclosed in the Schedule of Investments.  Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions.  Losses may arise from the changes in the value of the underlying instrument, if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms.  Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.  As of November 30, 2004, the Fund held no futures contracts.

Options

The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest.  Writing put options tends to increase the Fund’s exposure to the underlying instrument.  Writing call options tends to decrease the Fund’s exposure to the underlying instrument.  When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written.  Premiums received from writing options which expire are treated as realized gains.  Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss.  The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option.  In the event that the Fund writes uncovered call options (i.e. options for investments that the Fund does not own), it bears the risk of incurring substantial losses if the price of the underlying investment increases during the term of the option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.  As of November 30, 2004, the Fund held no written option contracts.

The Fund may also purchase put and call options.  Purchasing call options tends to increase the Fund’s exposure to the underlying instrument.  Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument.  The Fund pays a premium as a cost for a purchased option disclosed in the Schedule of Investments, which is subsequently marked to market to reflect the current value of the option.  Premiums paid for purchasing options which expire are treated as realized losses.  Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the closing transaction to determine the realized gain or loss.  The risk associated with purchasing put and call options is limited to the premium paid.  As of November 30, 2004, the Fund held no purchased option contracts.

Exchange traded options are valued at the last sale price, or if no sale is reported, the last bid price for purchased options and the last ask price for written options.  Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Manager.

Indexed securities

The Fund may invest in indexed securities whose redemption values and/or coupons are linked to the prices of other securities, securities indices, or other financial indicators.  The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that may be difficult to invest in through conventional securities.  Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.  As of November 30, 2004, the Fund held no indexed securities.

Swap agreements

The Fund may enter into swap agreements to manage its exposure to the financial markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into total return swap agreements, which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. The Fund may also enter into contracts for differences in which the Fund agrees with the counterparty that its return will be based on the relative performance of two different groups or “baskets” of securities, adjusted by an interest rate payment.

9

To the extent that the relative performance of the two baskets of securities exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. In connection with these agreements, cash or securities may be set aside as collateral by the Fund’s custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss. Payments received or made on swap contracts are recorded as realized gain or loss. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts disclosed in the Schedule of Investments. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in the price of the security or index underlying these transactions.  As of November 30, 2004, the Fund held no swap agreements.

Security lending

The Fund may lend its securities to certain qualified brokers.  The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in recovery or loss of rights in the collateral should the borrower of the securities fail financially.  The Fund receives compensation for lending its securities.  As of November 30, 2004, the Fund had loaned securities having a market value of $4,251,845 collateralized by cash in the amount of $4,340,750 which was invested in a short-term instrument.

Investment risk

Investments in emerging countries present certain risks that are not inherent in many other securities.  Many emerging countries present elements of political and/or economic instability.  The securities markets of emerging countries are generally smaller and less developed than the securities markets of the U.S. and developed foreign markets.  Further, countries may impose various types of foreign currency regulations or controls which may impede the Fund’s ability to repatriate amounts it receives.  The Fund may acquire interests in securities in anticipation of improving conditions in the related countries.  These factors may result in significant volatility in the values of its holdings.  The markets for emerging countries are relatively illiquid.  Accordingly, the Fund may not be able to realize in an actual sale amounts approximating those used to value its holdings.

2.     Additional information

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semi-annual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

10

GMO Foreign Fund

(A Series of GMO Trust)

Schedule of Investments

November 30, 2004 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	93.0%
Short-Term Investments and Other Assets and Liabilities (net)	5.2
Preferred Stocks	1.0
Convertible Securities	0.8
Debt Obligations	0.0
Rights & Warrants	0.0
100.0%

Industry Sector Summary	% of Equity Investments
Financials	23.5%
Consumer Discretionary	16.8
Industrials	12.9
Telecommunication Services	9.3
Consumer Staples	7.5
Energy	7.5
Materials	7.1
Utilities	6.4
Information Technology	4.7
Health Care	4.3
100.0%

Country Summary	% of Equity Investments
United Kingdom	24.1%
Japan	23.2
Germany	10.5
France	5.3
Spain	4.5
Italy	4.1
Netherlands	3.6
Switzerland	3.4
Hong Kong	2.5
Finland	2.4
Australia	2.2
Norway	1.8
Belgium	1.5
Ireland	1.5
Sweden	1.3
Denmark	1.1
Singapore	1.1
India	1.0
Austria	0.8
New Zealand	0.8
South Korea	0.8
Canada	0.6
Brazil	0.6
Thailand	0.4
Taiwan	0.3
Indonesia	0.2
Malaysia	0.2
Chile	0.1
China	0.1
Mexico	0.1
South Africa	0.0
100.0%

See accompanying notes to the Schedule of Investments.

1

GMO Foreign Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2004 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 93.0%

	Australia — 2.1%
1,814,330	Amcor Ltd	10,399,388
440,100	Commonwealth Bank of Australia	10,689,728
958,218	Foodland Associated Ltd	14,246,441
4,910,800	Foster’s Group Ltd	20,502,788
4,865,073	John Fairfax Holdings Ltd	16,006,327
824,550	Lihir Gold Ltd *	815,513
76,000	Lihir Gold Ltd ADR 144A *	1,501,000
390,050	National Australia Bank Ltd	8,480,300
10,946,321	Pasminco Ltd * (a) (b)	—
787,729	Telstra Corp Ltd	3,005,754
1,140,827	Westpac Banking Corp	16,340,549
862,185	Woolworths Ltd	9,995,807
		111,983,595

	Austria — 0.7%
223,100	Erste Bank Der Oesterreichischen Sparkassen AG	11,355,899
29,330	Flughafen Wien AG	2,106,356
43,740	OMV AG	11,554,143
452,000	Telekom Austria AG	7,705,271
131,530	Wienerberger AG (a)	5,851,239
		38,572,908

	Belgium — 1.4%
77,694	Almanij NV (a)	6,971,907
185,620	Belgacom SA *	7,409,533
25,192	CIE Francois d’ Entreprises	8,310,860
108,620	Dexia (a)	2,317,448
35,733	Electrabel SA	14,428,029
182,795	Fortis	4,837,519
48,985	Groupe Bruxelles Lambert SA (a)	3,827,559
198,880	KBC Bancassurance Holding (a)	14,817,861
68,262	Solvay SA	7,546,444
95,759	UCB SA	4,951,075
		75,418,235

	Brazil — 0.2%
533,600	Compania de Concessoes Rodoviarias	9,673,462
60,400	CPFL Energia SA ADR *	1,084,180
		10,757,642

	Canada — 0.6%
1,590,100	Hudson’s Bay Co	18,762,124
220,100	KAP Resources Ltd * (b)	1,851
620,500	Methanex Corp	10,896,127
		29,660,102

	Chile — 0.1%
124,500	CorpBanca SA ADR *	3,311,700

	China — 0.1%
11,640,000	China Telecom Corp Ltd	4,288,086

	Denmark — 1.0%
1,280,400	Danske Bank A/S	38,281,736
550,000	H. Lundbeck A/S (a)	10,347,161

See accompanying notes to the Schedule of Investments.

2

504,900	Vestas Wind Systems A/S * (a)	5,850,288
		54,479,185

	Finland — 2.3%
653,800	Huhtamaki Oyj (a)	9,566,169
311,200	Jaakko Poyry Group Oyj	8,339,631
3,326,100	Nokia Oyj	53,838,360
662,800	Rapala VMC Oyj	5,090,688
555,250	Stockmann Oyj AB Class B (a)	16,906,697
1,428,400	Uponor Oyj (a)	26,136,429
		119,877,974

	France — 5.0%
45,660	Accor SA	1,945,591
214,600	Arcelor	4,728,337
107,640	Assurances Generales de France (a)	7,398,894
427,040	Axa	10,001,726
104,405	BIC SA	5,075,849
357,671	BNP Paribas	24,869,357
6,082	Cap Gemini SA *	196,298
28,610	Casino Guichard Perrachon SA (a)	2,200,289
225,560	Cie de Saint-Gobain	12,832,735
176,517	Credit Agricole SA (a)	5,227,003
485,592	France Telecom SA	15,229,519
102,276	Groupe Danone	9,126,756
17,475	Guyenne et Gascogne SA	1,930,175
90,792	Imerys SA (a)	6,940,157
24,078	Lafarge SA	2,261,786
121,766	Lagardere S.C.A.	8,701,021
75,100	M6-Metropole Television	1,947,874
155,004	Michelin SA Class B	8,960,341
28,583	Pernod-Ricard	4,273,589
251,772	Peugeot SA	15,384,545
68,400	Publicis Groupe	2,257,158
186,183	Sanofi-Aventis	14,017,697
96,864	Schneider Electric SA	6,734,662
1,338,620	Suez SA (a)	31,472,865
24,310	Technip SA (a)	4,071,331
106,114	Thales SA (a)	4,545,409
198,000	Total SA (a)	43,348,697
109,031	Wendel Investissement (a)	6,989,592
24,831	Worms & Cie SA (a)	775,086
		263,444,339

	Germany — 9.2%
86,930	Aareal Bank AG (a)	2,657,578
269,020	Adidas-Salomon AG	42,188,769
333,691	Allianz AG (Registered)	41,717,654
656,400	BASF AG	44,317,070
429,210	Commerzbank AG *	8,580,182
581,220	Continental AG	35,477,404
1,285,117	DaimlerChrysler AG (Registered)	57,512,970
731,600	Depfa Bank Plc	11,860,032
233,500	Deutsche Bank AG (Registered)	19,776,354
2,261,923	Deutsche Lufthansa AG (Registered) *	32,068,732
3,140,738	Deutsche Telekom (Registered) * (a)	66,573,029
374,670	Fraport AG (a)	14,596,858
8,400	Hannover Rueckversicherungs AG (Registered)	303,472
299,618	Heidelberger Druckmaschinen *	10,241,932
101,490	MG Technologies AG *	1,198,645
278,574	Muenchener Rueckversicherungs AG (Registered)	31,620,391

See accompanying notes to the Schedule of Investments.

3

89,770	Repower Systems AG (Registered) (a)	1,699,984
386,200	Siemens AG (Registered)	30,882,259
821,400	ThyssenKrupp AG	17,848,013
396,850	Volkswagen AG	17,852,938
		488,974,266

	Hong Kong — 2.4%
2,085,000	China Mobile Ltd	6,801,418
1,210,000	China Netcom Group *	1,454,935
6,313,000	China Resources Peoples Telephone Co Ltd	2,313,807
7,700,000	China Resources Power Holdings Co	4,297,709
2,120,500	CLP Holdings Ltd	12,178,309
1,148,400	Dah Sing Financial Services	8,974,886
1,682,000	Hang Lung Group Co Ltd	3,153,684
6,786,000	Hang Lung Properties Ltd	10,583,383
5,049,000	Hong Kong Land Holdings	12,863,842
6,696,000	Hopewell Highway Infrastructure Ltd	4,863,242
2,685,500	Jardine Strategic Holdings Ltd	21,618,275
2,440,000	Kerry Properties Ltd	5,225,230
795,000	Swire Pacific Ltd Class A	6,372,708
8,450,000	Swire Pacific Ltd Class B	11,613,500
1,927,000	Wharf Holdings Ltd	6,853,087
88,000	Wing Hang Bank Ltd	624,545
2,488,000	Yue Yuen Industrial Holdings	6,447,116
		126,239,676

	India — 0.9%
700,000	Gujarat Ambuja Cement	5,785,713
160,000	Hindalco Industries Ltd	4,696,347
254,700	Hindalco Industries Ltd GDR 144A	7,419,411
850,000	ICICI Bank Ltd	6,473,611
384,000	ITC Ltd GDR	11,208,960
3,758,989	Mirc Electronics Ltd	1,820,883
146,664	Oil & Natural Gas Corp Ltd	2,680,067
143,945	Reliance Industries Ltd GDR 144A	3,443,164
483,333	Satyam Computer Services Ltd	4,691,255
		48,219,411

	Indonesia — 0.2%
7,677,000	Indocement Tunggal Prakarsa *	2,462,396
30,324,000	PT Bank Mandiri	6,133,219
		8,595,615

	Ireland — 1.5%
1,849,840	Allied Irish Banks Plc	35,946,165
1,892,770	Bank of Ireland	29,039,170
180,573	CRH Plc	4,556,365
425,300	Grafton Group Plc *	4,312,819
224,000	Irish Life & Permanent Plc	3,874,957
		77,729,476

	Italy — 3.9%
704,100	Alleanza Assicurazioni SPA	8,682,766
236,431	Assicurazioni Generali SPA	7,285,988
1,318,428	Banca Intesa SPA	5,833,613
842,623	Banca Intesa SPA (Savings Shares)	3,182,274
769,124	Banca Monte dei Paschi di Siena SPA (a)	2,514,009
310,183	Banca Nazionale del Lavoro SPA * (a)	758,867
231,854	Buzzi Unicem SPA (a)	3,250,319
1,401,160	CIR-Compagnie Industriali Riunite SPA	3,513,807
178,447	Danieli and Co SPA (Savings Shares)	602,755

See accompanying notes to the Schedule of Investments.

4

2,173,557	Edison SPA * (a)	4,464,010
2,122,435	Enel SPA (a)	18,939,847
2,026,921	ENI SPA	49,861,821
727,710	Fiat SPA * (a)	5,390,096
5,803,000	Finmeccanica SPA	4,966,064
198,546	Grouppo Editoriale L’Espresso (a)	1,102,375
449,770	Italcementi SPA	4,705,381
58,000	Pagnossin SPA *	43,861
515,071	Riunione Adriatica di Sicurta SPA	11,157,906
650,500	Snam Rete Gas SPA	3,487,064
8,212,676	Telecom Italia Di RISP (a)	22,662,933
822,000	Telecom Italia Mobile SPA	5,452,235
841,906	Telecom Italia Mobile SPA Di RISP (a)	5,891,417
6,378,098	Telecom Italia SPA (Ords)	24,458,991
1,421,282	UniCredito Italiano SPA	7,840,485
		206,048,884

	Japan — 21.2%
833,400	Aisin Seiki Co Ltd	17,910,726
809,000	Ajinomoto Co Inc	9,153,547
370,071	Arisawa Manufacturing Co Ltd	15,436,541
489,600	Asahi Breweries	5,781,286
386,000	Asahi Glass Co Ltd	4,223,247
1,799,000	Asahi Kasei Corp	8,854,265
424,400	Bandai Co	8,643,145
965,000	Bank of Fukuoka Ltd (a)	6,112,805
1,126,000	Canon Inc	56,288,380
1,135,500	Chubu Electric Power Co Inc	26,489,694
1,070,000	Daikin Industries Ltd	28,235,481
1,561,000	Daimaru Inc	13,070,679
2,477,000	Daiwa Securities Co Ltd	16,854,034
1,292,500	Denso Corp	30,898,045
4,592	East Japan Railway Co	25,216,902
756,200	Eisai Co Ltd	22,514,069
85,000	Electric Power Development Co *	2,356,632
63,500	Fanuc Ltd	3,953,216
590,000	Fujikura Ltd	2,644,974
667,100	Honda Motor Co Ltd	31,917,076
273	Inpex Corp *	1,373,034
743,000	Isetan Co Ltd	8,640,822
2,572,000	Isuzu Motors Ltd * (a)	7,641,946
3,379,000	Itochu Corp *	15,294,979
930,800	JFE Holdings Inc	26,709,056
391,000	JSR Corp	8,090,532
520,000	Kaneka Corp	5,698,586
1,357,000	Kao Corp	32,638,908
5,465	KDDI Corp	26,913,051
1,379,000	Komatsu Ltd	9,361,431
1,982,000	Konica Minolta Holdings Inc	25,384,134
97,080	Kose Corp	3,811,120
689,700	Marui Co Ltd	9,112,848
3,225,000	Matsushita Electric Industrial Co Ltd	47,876,917
2,608,000	Mitsubishi Corp	32,949,309
5,391,000	Mitsubishi Electric Corp	26,371,469
2,238,000	Mitsubishi Rayon Co Ltd	7,586,264
3,402	Mitsubishi Tokyo Financial Group Inc	32,112,784
1,007,000	Mitsui Fudosan Co Ltd	11,727,224
2,448,000	Mitsui Mining & Smelting Co Ltd	10,192,408
1,151,000	Mitsui OSK Lines Ltd	7,125,651
561,600	Namco Ltd (a)	6,893,816
38,000	NEC Electronics Corp (a)	1,718,476

See accompanying notes to the Schedule of Investments.

5

2,337,000	Nippon Express Co Ltd	10,995,129
2,392,500	Nippon Mining Holdings Inc	11,935,697
3,508,100	Nissan Motor Co	36,844,292
210,300	Nissin Food Products Co Ltd	5,233,614
1,810,000	NTN Corp (a)	10,028,349
7,617	NTT Docomo Inc	13,214,740
830,100	Omron Corp	18,974,572
155,200	ORIX Corp	19,724,887
1,484,000	Ricoh Company Ltd	26,225,897
152,200	Rinnai Corp	3,835,755
157,000	Seino Transportation Co Ltd	1,425,143
581,000	Sekisui Chemical Co Ltd	3,804,123
607,000	Sekisui House Ltd	6,687,466
414,000	Sumitomo Corp	3,484,466
2,174,000	Sumitomo Electric Industries Ltd	22,728,569
3,305	Sumitomo Mitsui Financial Group Inc	22,923,014
833,000	Sumitomo Trust & Banking	5,549,466
2,266,000	Taisei Corp	8,933,670
380,200	Takeda Pharmaceutical Co Ltd	18,665,575
467,500	Tokyo Broadcasting System Inc	7,400,228
3,937,000	Tokyo Gas Co Ltd	15,795,189
91,500	Tokyo Seimitsu Co Ltd	2,800,227
2,005,000	Toray Industries Inc	8,807,943
1,042,000	Toto Ltd	9,288,670
2,004,500	Toyota Motor Corp	74,755,971
632,000	Ushio Inc	11,559,697
1,928	West Japan Railway Co	7,847,919
511,800	Yamanouchi Pharmaceutical Co Ltd	18,643,800
728,000	Yokogawa Electric Corp	10,088,670
		1,119,982,247

	Malaysia — 0.2%
2,082,000	IOI Corp Berhad	5,204,343
1,020,000	Malaysian International Shipping Berhad (Foreign Registered)	3,939,669
1,547,400	Proton Holdings Berhad	3,705,616
		12,849,628

	Mexico — 0.2%
1,577,000	Alfa SA de CV Class A	7,810,025

	Netherlands — 3.4%
338,557	ABN Amro Holdings NV	8,312,861
546,990	Aegon NV	6,762,995
300,302	Akzo Nobel NV	12,417,588
370,750	Fortis NV *	9,775,130
26,608	Fugro NV	2,324,084
1,164,954	Hagemeyer NV * (a)	2,370,420
139,274	Hal Trust (Participating Units)	5,280,371
1,189,567	ING Groep NV	32,650,372
210,213	Koninklijke Ahold NV *	1,544,684
735,800	Koninklijke KPN NV	6,383,633
118,631	Koninklijke Wessanen NV (a)	1,502,609
998,832	Philips Electronics NV	25,740,844
92,391	Philips Electronics NV ADR	2,378,144
299,670	Royal Dutch Petroleum	17,150,698
131,807	TPG NV	3,456,054
93,823	Unilever NV	5,901,262
38,434	Univar NV	1,042,634
112,010	Van Ommeren Vopak NV	2,419,444
757,005	VNU NV	22,839,922
55,587	Wereldhave NV	5,502,589

See accompanying notes to the Schedule of Investments.

6

150,747	Wolters Kluwer NV	2,891,496
		178,647,834

	New Zealand — 0.7%
394,477	Air New Zealand * (a)	449,286
8,368,343	Telecom Corp of New Zealand	36,273,970
8,100,237	Trans Tasman Properties Ltd *	2,318,464
		39,041,720

	Norway — 1.7%
938,098	Ekornes ASA	21,912,265
461,200	Norsk Hydro ASA	37,795,072
1,168,820	Prosafe ASA (a)	30,863,589
		90,570,926

	Singapore — 1.0%
4,641,940	Allgreen Properties Ltd	2,945,917
8,506,000	ComfortDelgro Corp Ltd	7,422,936
1,933,580	DBS Group Holdings Ltd	18,637,363
1,850,000	Parkway Holdings Ltd	1,581,096
6,040,000	People’s Food Holdings Ltd	5,122,947
839,000	Singapore Airlines Ltd	5,576,400
4,560,220	Singapore Telecommunications	6,595,838
7,125,000	Unisteel Technology Ltd	5,907,390
		53,789,887

	South Africa — 0.0%
139,100	Allied Technologies Ltd	1,157,839

	South Korea — 0.8%
19,865	Hansol Paper Co	200,277
289,650	Korea Electric Power Corp	7,205,861
1,459,100	KT Corp ADR	31,589,515
8,420	SK Telecom Co Ltd	1,578,852
		40,574,505

	Spain — 4.3%
446,340	ACS Actividades Cons Y Serv	9,383,308
384,760	Altadis SA	15,713,488
388,226	Amadeus Global Travel Distribution Class A	3,387,664
13,475	Antena 3 Television SA *	886,735
1,488,392	Banco Bilbao Vizcaya Argentaria SA	24,437,044
136,863	Banco Popular Espanol	8,639,071
1,087,932	Banco Santander Central Hispano SA	13,050,983
1,178,318	Endesa SA	25,385,253
337,600	Gas Natural SDG SA	9,664,006
1,182,923	Iberdrola SA	27,854,026
174,100	Inditex SA	5,094,739
167,250	Red Electrica de Espana	3,240,873
1,179,129	Repsol YPF SA	28,731,290
2,492,463	Telefonica SA	43,750,938
141,477	Transportes Azkar SA	1,129,741
289,290	Union Fenosa SA	7,453,354
		227,802,513

	Sweden — 1.2%
900,790	Autoliv Inc SDR (a)	42,198,442
755,700	Billerud AB	12,654,018
915,100	Lundin Mining Corp *	8,327,169
		63,179,629

See accompanying notes to the Schedule of Investments.

7

	Switzerland — 3.2%
331,116	ABB Ltd *	2,047,396
117,270	Baloise Holding Ltd	4,929,710
1,620	Bank Sarasin & Cie AG Class B (Registered)	2,695,311
2,822	Banque Cantonale Vaudoise	435,616
2,666	Belimo Holding AG (Registered)	1,554,052
20,560	Bobst Group AG (Registered)	812,119
90,460	Converium Holding AG	816,191
292,150	Credit Suisse Group *	11,405,301
9,335	Energiedienst Holding AG (Registered)	3,228,954
28,283	Fischer (George) AG (Registered) *	7,301,702
6,697	Forbo Holdings AG (Registered) * (a)	1,871,615
11,768	Geberit AG (Registered)	8,303,691
130,105	Holcim Ltd	7,451,190
880	Jelmoli Holding AG (Bearer)	1,214,804
4,836	Jelmoli Holding AG (Registered)	1,328,658
32,499	Lonza Group AG (Registered)	1,756,757
81,810	Nestle SA (Registered)	20,981,407
585,184	Novartis AG (Registered)	28,033,600
28,010	Rieter Holding AG (Registered)	8,140,441
1,674	Sulzer AG (Registered)	635,877
504	Swiss National Insurance Co (Registered)	260,684
128,226	Swiss Reinsurance Co	8,565,021
31,330	Swisscom AG (Registered)	12,292,938
204,340	UBS AG (Registered)	16,539,293
59,970	Unique Zurich Airport *	6,840,564
18,941	Valora Holding AG	4,590,610
28,841	Zurich Financial Services AG *	4,437,699
		168,471,201

	Taiwan — 0.3%
431,100	Chunghwa Telecom Co Ltd ADR (a)	8,988,435
582,430	Compal Electronics GDR 144A (a)	2,679,178
646,070	Standard Foods Corp	232,996
7,600,000	United Microelectronics Corp *	4,678,864
		16,579,473

	Thailand — 0.3%
786,000	Siam Cement Pcl (Foreign Registered)	5,025,933
813,500	Siam Cement Pcl (Foreign Registered) NVDR	4,871,505
16,559,000	Sino Thai Engineering & Construction Pcl (Foreign Registered) (b)	3,634,493
3,117,000	Thai Airways International (Foreign Registered) (b)	3,816,170
1,528,800	Tipco Asphalt Pcl (Foreign Registered) * (b)	931,012
		18,279,113

	United Kingdom — 22.9%
4,110,200	Aggregate Industries Plc	7,714,442
1,542,891	Allied Domecq Plc	15,220,713
796,000	Amvescap Plc	4,877,950
727,100	Associated British Foods Plc	10,389,697
657,700	AstraZeneca Plc	25,809,304
1,942,406	Aviva Plc	21,498,486
209,372	AWG Plc *	3,010,294
1,052,428	BAA Plc	11,705,371
7,051,010	BAE Systems Plc	33,038,635
5,545,094	Barclays Plc	57,240,195
896,942	BBA Group Plc	4,961,434
2,436,846	BG Group Plc	16,912,845
521,047	BHP Billiton Plc	6,092,617
222,600	BOC Group	3,980,679
592,990	Boots Group Plc	7,149,100

See accompanying notes to the Schedule of Investments.

8

6,103,351	BP Plc	62,315,739
454,033	BPB Plc	3,819,558
501,600	British Energy Plc (Deferred Shares) * (b)	—
744,476	British Sky Broadcasting Plc	7,921,923
8,094,101	BT Group Plc	30,006,153
487,820	Bunzl Plc	4,161,511
2,619,001	Cable & Wireless Plc	5,673,049
666,100	Cadbury Schweppes Plc	5,959,193
845,519	Cattle’s Plc	5,997,592
4,509,957	Centrica Plc	21,373,507
205,900	Cobham Group Plc	5,677,754
1,084,000	Compass Group Plc	4,749,175
1,958,872	Diageo Plc	27,423,867
1,903,594	Dixons Group Plc (New Shares)	5,295,793
55,095	DX Services Plc *	318,049
526,698	FKI Plc	1,335,095
1,728,913	Gallaher Group Plc	23,980,084
2,917,213	GlaxoSmithKline Plc	61,603,094
704,089	GUS Plc	11,757,217
626,658	Hanson Plc	5,019,020
1,101,900	Hays Plc	2,548,601
3,086,022	HBOS Plc	43,194,333
1,717,091	Hilton Group Plc	8,477,316
2,971,613	HSBC Holdings Plc	50,576,273
985,670	ICAP Plc	4,509,801
692,020	Imperial Chemical Industries Plc	3,129,339
1,053,118	Imperial Tobacco Group Plc	27,419,551
270,416	Intercontinental Hotels Group Plc *	3,439,402
1,577,300	International Power Plc *	4,569,849
1,932,000	ITV Plc	4,050,133
1,081,727	J Sainsbury Plc	5,394,064
1,638,450	John Wood Group Plc	4,539,685
343,370	Johnson Matthey Plc	6,645,955
283,803	Kesa Electricals Plc	1,466,295
942,973	Kidde Plc	2,733,661
1,486,434	Kingfisher Plc	8,179,588
8,024,144	Legal & General Group Plc	16,279,914
4,126,020	Lloyds TSB Group Plc	33,199,063
64,438	Lonmin Plc	1,146,176
1,255,000	Matalan Plc	5,167,061
750,000	Misys Plc	3,036,991
277,128	Mitchells & Butlers Plc	1,602,381
1,922,501	mmO2 Plc *	4,202,571
710,000	Morrison Supermarkets	3,053,621
1,936,944	National Grid Transco Plc	17,669,290
180,132	Next Plc	5,519,866
604,000	Northern Rock Plc	8,368,034
1,146,100	Pearson Plc	13,427,449
1,240,017	Peninsular & Oriental Steam Navigation Co	7,137,188
1,396,606	Photo-Me International Plc	2,468,324
1,957,642	Prudential Plc	15,609,889
315,000	RAC Plc	3,672,164
312,990	Reed Elsevier Plc	2,868,874
2,425,620	Rentokil Initial Plc	6,580,688
621,169	Reuters Group Plc	4,549,150
625,836	Rexam Plc	5,417,379
2,721,733	Royal Bank of Scotland Group	83,640,521
1,140,400	SABMiller Plc	19,191,616
1,250,000	Sage Group Plc	4,607,910
1,474,921	Scottish & Newcastle Plc	12,086,106
867,760	Scottish & Southern Energy Plc	13,649,799

See accompanying notes to the Schedule of Investments.

9

1,480,700	Scottish Power Plc	10,940,749
739,063	Severn Trent Plc	12,560,060
5,289,150	Shell Transport & Trading Co Plc (Registered)	44,596,137
480,000	Shire Pharmaceuticals Plc	4,811,200
635,595	Slough Estates Plc	5,857,832
597,432	Smith (David S.) Holdings Plc	1,700,882
100,000	SSL International Plc	539,827
140,434	Standard Chartered Plc	2,687,000
921,200	Tesco Plc	5,306,393
226,228	TI Automotive Ltd Class A * (b)	—
948,246	Tomkins Plc	4,479,229
205,125	Travis Perkins Plc	5,508,798
340,847	Trinity Mirror Plc	4,057,983
1,111,832	Unilever Plc	10,198,093
803,784	United Utilities Plc	8,635,061
194,657	United Utilities Plc Class A	1,385,763
402,580	Viridian Group Plc	5,494,225
22,271,162	Vodafone Group Plc	60,493,854
313,844	Whitbread Plc	4,785,624
621,321	Wolseley Plc	10,679,038
528,600	WPP Group Plc	5,840,221
		1,209,572,975

	TOTAL COMMON STOCKS (COST $3,767,930,397)	4,915,910,609

	PREFERRED STOCKS — 1.0%

	Brazil — 0.3%
1,000,000	Suzano Bahia Sul Papel e Celulose Preferred A Shares	4,503,676
76,800	Unibanco-Uniao de Bancos Brasileiros SA GDR 3.70%	2,148,096
274,400	Votorantim Celulose e Papel SA ADR 3.61%	10,331,160
		16,982,932

	France — 0.0%
21,058	Casino Guichard Perrachon SA 3.88% (a)	1,447,131

	Germany — 0.7%
171,490	Henkel KGaA 1.88%	14,530,643
635,299	Volkswagen AG 4.55%	20,879,364
		35,410,007

	Italy — 0.0%
165,933	Fiat SPA	825,853
57,871	IFI Istituto Finanziario Industries	730,993
		1,556,846

	TOTAL PREFERRED STOCKS (COST $46,284,530)	55,396,916

Par Value		Description	Value ($)

		CONVERTIBLE SECURITIES — 0.8%

		Japan — 0.8%
JPY	1,866,000,000	SMFG Finance, 144A, 2.25%, 0.02%, due 07/11/05%	41,493,109

		TOTAL CONVERTIBLE SECURITIES (COST $16,035,135)	41,493,109

See accompanying notes to the Schedule of Investments.

10

		DEBT OBLIGATIONS — 0.0%

		United Kingdom — 0.0%
GBP	102,000	BG Transco Holdings Plc, 7.00%, due 12/16/24	231,508
GBP	102,000	BG Transco Holdings Plc, 5.96%, due 12/14/09	198,374
GBP	102,000	BG Transco Holdings Plc Index Linked, 4.19%, due 12/14/22	259,217
			689,099

		TOTAL DEBT OBLIGATIONS (COST $381,363)	689,099

Shares	Description	Value ($)

	RIGHTS AND WARRANTS — 0.0%

	Italy — 0.0%
310,183	Banca Nazionale del Lavor SPA Rights, Expires 3/21/05 *	45,347

	New Zealand — 0.0%
1,000	Air New Zealand Rights, Expires 3/21/05 *	208

	TOTAL RIGHTS AND WARRANTS (COST $43,173)	45,555

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENT — 6.6%

	Cash Equivalents — 6.6%
$126,400,000	Societe Generale GC Time Deposit, 2.03%, due 12/01/04	126,400,000
221,148,155	The Boston Global Investment Trust (c)	221,148,155
		347,548,155

	TOTAL SHORT-TERM INVESTMENT (COST $347,548,155)	347,548,155

	TOTAL INVESTMENTS — 101.4% (Cost $4,178,222,753)	5,361,083,443

	Other Assets and Liabilities (net) — (1.4%)	(73,141,504)

	TOTAL NET ASSETS — 100.0%	$5,287,941,939

144A - Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

ADR - American Depositary Receipt
Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.
GDR - Global Depository Receipt
NVDR - Non-Voting Depository Receipt
SDR - Swedish Depository Receipt

See accompanying notes to the Schedule of Investments.

11

*	Non-income producing security.
(a)	All or a portion of this security is out on loan (Note 1).
(b)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees (Note 1).
(c)	Investment of security lending collateral (Note 1).

Currency Abbreviations:

GBP - British Pound
JPY - Japanese Yen

See accompanying notes to the Schedule of Investments.

12

GMO Foreign Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2004 (Unaudited)

At November 30, 2004, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

	Gross Unrealized	Gross Unrealized	Net Unrealized
Aggregate Cost	Appreciation	Depreciation	Appreciation

$4,183,299,006	$1,220,391,282	$(42,606,845)	$1,177,784,437

See accompanying notes to the Schedule of Investments.

13

GMO Foreign Fund

(A Series of GMO Trust)

Notes to Schedule of Investments

November 30, 2004 (Unaudited)

1.              Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and which are consistently followed by the GMO Foreign Fund (the “Fund”).

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. The values of securities which are primarily traded on foreign exchanges are translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair value. Shares of mutual funds are valued at their net asset value as reported on each business day. For other assets, and in cases where market prices are not readily available or the Manager believes established valuation methodologies are unreliable, the Fund’s investments will be valued at “fair value”, as determined in good faith by the Trustees or pursuant to procedures approved by the Trustees. A security’s value may be deemed unreliable if, for example, the Manager becomes aware of information or events that would materially affect that security’s value. Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange (“NYSE”), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after the close but before the close of the NYSE. As a result, foreign equity securities held by the Fund are generally valued using fair value prices based on modeling tools by a third party vendor to the extent that these fair value prices are available.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of currencies and forward currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid.

Forward currency contracts

The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund’s portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized appreciation or depreciation shown in the Schedule of Investments. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized appreciation or depreciation shown in the Schedule of Investments. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if there are movements in currency values that are unfavorable to the Fund. As of November 30, 2004 the Fund held no forward currency contracts.

Futures contracts

The Fund may purchase and sell futures contracts to manage its exposure to the financial markets. Buying futures tends to increase the Fund’s exposure to the underlying instrument. Selling futures tends to decrease the Fund’s exposure to the

14

underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the appreciation and depreciation disclosed in the Schedule of Investments. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from the changes in the value of the underlying instrument, if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. As of November 30, 2004, the Fund held no futures contracts.

Options

The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. In the event that the Fund writes uncovered call options (i.e. options for investments that the Fund does not own), it bears the risk of incurring substantial losses if the price of the underlying investment increases during the term of the option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. As of November 30, 2004, the Fund held no written option contracts.

The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium as a cost for a purchased option disclosed in the Schedule of Investments, which is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. As of November 30, 2004, the Fund held no purchased option contracts.

Exchange traded options are valued at the last sale price, or if no sale is reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Manager.

Swap agreements

The Fund may enter into swap agreements to manage its exposure to the financial markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into total return swap agreements, which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. The Fund may also enter into contracts for differences in which the Fund agrees with the counterparty that its return will be based on the relative performance of two different groups or “baskets” of securities, adjusted by an interest rate payment. To the extent that the relative performance of the two baskets of securities exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. In connection with these agreements, cash or securities may be set aside as collateral by the Fund’s custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss. Payments received or made on swap contracts are recorded as realized gain or loss. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the

15

uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts disclosed in the Schedule of Investments. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in the price of the security or index underlying these transactions. As of November 30, 2004, the Fund held no swap agreements.

Security lending

The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in recovery or loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. As of November 30, 2004, the Fund had loaned securities having a market value of $208,865,467, collateralized by cash in the amount of $221,148,155, which was invested in a short-term instrument.

Investment risk

There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets.

2.              Additional information

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semi-annual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

16

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments

November 30, 2004 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	94.8%
Short-Term Investments and Other Assets and Liabilities (net)	3.9
Preferred Stocks	1.3
Rights & Warrants	0.0
100.0%

Industry Sector Summary	% of Equity Investments
Consumer Discretionary	26.2%
Industrials	25.6
Financials	14.5
Materials	8.9
Consumer Staples	8.0
Information Technology	5.9
Energy	3.3
Health Care	3.2
Utilities	3.2
Telecommunication Services	1.2
100.0%

Country Summary	% of Equity Investments
United Kingdom	23.7%
Japan	17.0
Germany	8.2
France	6.8
Switzerland	5.1
Italy	4.4
Finland	4.1
Spain	3.1
Australia	2.8
Brazil	2.6
Norway	2.2
South Korea	2.2
Hong Kong	2.0
Ireland	1.9
Belgium	1.8
Denmark	1.7
Sweden	1.7
Netherlands	1.6
Austria	1.4
Canada	1.2
India	1.1
Singapore	1.1
Mexico	0.7
Thailand	0.4
Taiwan	0.3
Croatia	0.2
Egypt	0.2
Indonesia	0.2
Chile	0.1
Greece	0.1
Malaysia	0.1
New Zealand	0.0
100.0%

See accompanying notes to the Schedule of Investments.

1

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2004 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 94.8%

	Australia — 2.7%
379,910	Amcor Ltd	2,177,570
2,000,000	Bradken Ltd *	4,919,206
1,393,304	Brazin Ltd	2,125,805
480,797	Consolidated Rutile Ltd	170,932
2,986,574	David Jones Ltd (a)	5,340,642
276,587	Foodland Associated Ltd (a)	4,112,196
35,234	ION Ltd (a)	26,851
726,285	John Fairfax Holdings Ltd	2,389,513
201,000	Lihir Gold Ltd *	198,797
6,000	Lihir Gold Ltd ADR 144A *	118,500
45,023	National Food Ltd	199,099
1,208,500	Pacifica Group Ltd (a)	3,415,294
825,000	Pasminco Ltd * (b)	—
		25,194,405

	Austria — 1.4%
29,000	Boehler Uddeholm (Bearer)	3,437,196
66,400	Erste Bank Der Oesterreichischen Sparkassen AG	3,379,792
20,677	Flughafen Wien AG	1,484,934
11,080	OMV AG	2,926,838
35,000	Wienerberger AG	1,557,009
		12,785,769

	Belgium — 1.7%
61,070	Almanij NV	5,480,145
37,918	Bekaert SA	2,966,487
47,300	KBC Bancassurance Holding	3,524,159
32,964	Omega Pharma SA (a)	1,687,347
17,990	Solvay SA	1,988,816
5,006	Unibra SA	487,248
		16,134,202

	Brazil — 2.1%
190,000	All American Latina Logistica SA *	4,819,853
479,600	Compania de Concessoes Rodoviarias	8,694,513
135,000	Diagnosticos da America SA *	1,116,232
250,000	Grendene SA *	3,033,088
300,000	Porto Seguro SA *	2,068,015
		19,731,701

	Canada — 1.2%
635,000	Hudson’s Bay Co	7,492,578
90,600	KAP Resources Ltd * (b)	762
202,500	Methanex Corp	3,555,948
		11,049,288

	Chile — 0.1%
30,600	CorpBanca SA ADR *	813,960

	Croatia — 0.2%
160,000	Pliva D.D. GDR	2,112,000

	Denmark — 1.6%
245,800	H. Lundbeck A/S (a)	4,624,240

See accompanying notes to the Schedule of Investments.

2

46,000	Kobenhavns Lufthavne AS	8,442,738
188,500	Vestas Wind Systems A/S * (a)	2,184,154
		15,251,132

	Egypt — 0.2%
95,000	Lecico Egypt SAE GDR 144A *	1,591,250

	Finland — 3.9%
302,150	Jaakko Poyry Group Oyj (a)	8,097,106
86,700	Marimekko Oyj	1,705,130
1,178,160	Rapala VMC Oyj	9,048,952
267,600	Stockmann Oyj AB Class B	8,148,099
499,000	Uponor Oyj (a)	9,130,550
		36,129,837

	France — 6.4%
23,271	Bacou Dalloz	1,792,572
52,700	Bail Investissement Fonciere	2,053,782
22,800	BIC SA	1,108,466
161,900	Boursorama *	1,142,010
30,216	Buffalo Grill	554,056
391,900	Canal Plus	2,998,508
3,700	Casino Guichard Perrachon SA	284,553
50,932	Clarins (a)	2,822,011
6,450	Damartex SA	205,079
44,100	Essilor International SA	3,015,670
41,707	Eurazeo	3,252,789
6,300	Gaumont SA	457,200
31,108	Groupe Partouche * (a)	582,621
9,000	Guyenne et Gascogne SA	994,081
45,600	Imerys SA (a)	3,485,672
17,700	Klepierre	1,516,183
14,100	Lagardere S.C.A.	1,007,542
55,200	LISI (a)	2,865,001
75,000	M6-Metropole Television	1,945,281
61,000	Michelin SA Class B	3,526,237
9,407	Natexis Banques Populaires (a)	1,224,395
59,100	Peugeot SA	3,611,309
45,000	Publicis Groupe	1,484,972
34,600	Schneider Electric SA	2,405,634
1,416,000	SCOR SA * (a)	2,632,074
20,350	Seb SA	2,057,548
1,351	Societe de Gerance et d’Armement *	68,231
7,250	SOMFY SA	1,530,778
25,000	Thales SA	1,070,879
34,000	Valeo SA	1,346,191
51,872	Virbac SA	1,723,691
30,001	Worms & Cie SA (a)	936,465
99,341	Zodiac SA	4,097,776
		59,799,257

	Germany — 6.9%
178,680	Aareal Bank AG (a)	5,462,511
32,992	Adidas-Salomon AG	5,173,935
59,200	Commerzbank AG *	1,183,446
100,700	Continental AG	6,146,682
250,200	Deutsche Lufthansa AG (Registered) *	3,547,246
133,617	Fraport AG	5,205,617
137,747	Hannover Rueckversicherungs AG (Registered)	4,976,464
156,520	Heidelberger Druckmaschinen *	5,350,370
375,500	Hochtief AG	11,152,056

See accompanying notes to the Schedule of Investments.

3

177,670	IWKA AG	4,328,659
87,503	Medion AG (a)	1,774,524
7,911	Repower Systems AG (Registered) (a)	149,811
62,900	Singulus Technologies * (a)	1,111,919
63,222	Suedzucker AG	1,277,191
320,100	ThyssenKrupp AG (a)	6,955,380
11,200	Vossloh AG	506,395
		64,302,206

	Greece — 0.1%
172,640	Lamda Development SA	725,443

	Hong Kong — 2.0%
711,000	ASM Pacific Technology	2,535,176
383,000	China Resources Peoples Telephone Co Ltd	140,375
342,000	Hang Lung Group Co Ltd	641,237
1,500,000	Hang Lung Properties Ltd	2,339,386
1,929,000	Hopewell Highway Infrastructure Ltd	1,401,015
900,000	Orient Overseas International Ltd	3,424,096
3,000,000	Oriental Press Group	1,126,396
2,278,000	Pacific Basin Shipping Ltd *	1,113,227
1,300,000	Shangri-La Asia Ltd	1,662,677
1,200,000	Techtronic Industries Co	2,400,617
4,000,000	Vedan International Holdings Ltd	873,514
75,000	Wing Lung Bank	589,836
		18,247,552

	India — 1.1%
641,984	Arvind Mills Ltd *	1,645,886
214,735	Corporation Bank	1,412,909
200,000	Great Eastern Shipping Co	862,773
111,098	Himatsingka Seide Ltd	949,371
413,117	Jain Irrigation Systems Ltd *	917,617
1,435,450	Mirc Electronics Ltd	695,343
132,806	Raymond Ltd	937,885
1,841,000	Sakthi Sugars Ltd *	1,355,562
150,000	Ultratech Cemco Ltd	994,606
		9,771,952

	Indonesia — 0.2%
1,131,500	Adira Dinamika Multi Finance PT *	326,878
770,500	International Nickel Indonesesia Tbk	1,009,206
7,974,000	Surya Citra Media Tbk	620,237
		1,956,321

	Ireland — 1.8%
450,000	C&C Group Plc	1,674,603
28,138	CRH Plc	710,001
718,000	Grafton Group Plc *	7,280,988
252,113	Greencore Group Plc	970,600
379,440	IFG Group Plc	399,099
141,000	Irish Continental Group Plc *	2,098,630
230,000	Irish Life & Permanent Plc	3,978,750
		17,112,671

	Italy — 4.2%
255,000	Arnoldo Mondadori Editore SPA	2,736,612
708,425	Banca Intesa SPA	3,134,549
187,500	Banche Popolari Unite Scrl	3,694,020
174,200	Buzzi Unicem SPA (a)	2,442,078
1,260,000	CIR-Compagnie Industriali Riunite SPA	3,159,808

See accompanying notes to the Schedule of Investments.

4

49,700	Davide Campari-Milano SPA	3,010,791
262,800	ERG SPA	2,925,033
3,695,000	Finmeccanica SPA	3,162,090
357,716	Grouppo Editoriale L’Espresso (a)	1,986,125
795,300	IFIL SPA (a)	3,071,306
30,000	Pagnossin SPA *	22,687
79,552	Riunione Adriatica di Sicurta SPA	1,723,323
600,000	Snam Rete Gas SPA	3,216,354
1,759,364	Telecom Italia Di RISP	4,854,976
		39,139,752

	Japan — 16.4%
120,520	Arisawa Manufacturing Co Ltd	5,027,176
900,000	Bank of Yokohama Ltd	5,672,889
500,000	Brother Industries Ltd	4,001,075
100,000	Cawachi Ltd	4,257,502
875,000	Central Glass Co Ltd (a)	5,967,554
200,000	Daikin Industries Ltd	5,277,660
160,000	Dainippon Screen Manufacturing Co Ltd (a)	872,345
475,000	Daito Trust Construction Co Ltd	21,459,191
70,000	Diamond Lease Co Ltd	2,638,998
10,300	Electric Power Development Co *	285,568
50,000	Funai Electric Co Ltd	6,217,913
300,000	Gunze Ltd	1,307,728
460,000	Isuzu Motors Ltd * (a)	1,366,756
600,000	JACCS Co Ltd	3,190,513
470	Japan Retail Fund Investment Corp	3,829,283
1,100,000	Kobe Steel Ltd	1,673,927
227,500	Koei Co Ltd (a)	5,615,128
16,480	Kose Corp	646,964
1,250,000	Marubeni Corp	3,537,676
300,000	Mitsui Trust Holding Inc	2,280,285
800,000	NHK Spring Co Ltd	5,277,579
350,000	Nippon Electric Glass Co Ltd	9,075,731
700,000	Nippon Mining Holdings Inc	3,492,158
850,000	Oki Electric Industry Co Ltd * (a)	3,346,233
300	ORIX JREIT Inc (a)	1,925,705
200,000	Santen Pharmaceutical Co Ltd (a)	3,894,014
230,000	Sanwa Shutter Corp	1,283,497
2,400,000	Showa Denko	5,839,211
750,000	Showa Shell Sekiyu	6,743,149
300,000	Sumitomo Rubber Industries Inc	2,524,449
300,000	Taisei Corp	1,182,745
245,000	TIS Inc	10,352,774
420,000	Toyo Suisan Kaisha Ltd	5,418,791
500,000	Yamaha Motor Co Ltd	7,323,119
		152,805,286

	Malaysia — 0.1%
3,000,000	E & O Property Development *	547,658

	Mexico — 0.7%
500,000	Grupo Bimbo SA de CV	1,202,930
1,346,700	Grupo Imsa SA Class UBC	3,946,505
1,675,000	Sare Holding SA de CV *	1,151,803
		6,301,238

	Netherlands — 1.5%
110,300	Fortis NV *	2,908,151
3,939	Fugro NV	344,053
528,139	Hagemeyer NV * (a)	1,074,644

See accompanying notes to the Schedule of Investments.

5

49,800	Imtech NV	1,584,020
37,626	Nutreco Holding NV	920,441
5,862	Roto Smeets de Boer NV	264,888
200,339	VNU NV	6,044,514
45,000	Wolters Kluwer NV	863,150
		14,003,861

	New Zealand — 0.0%
46,000	Air New Zealand *	52,391
1,207,475	Evergreen Forests Ltd *	283,751
		336,142

	Norway — 2.1%
405,390	Ekornes ASA	9,469,174
84,000	Nextgentel Holding ASA *	486,742
370,550	Prosafe ASA (a)	9,784,657
		19,740,573

	Singapore — 1.0%
2,159,000	Allgreen Properties Ltd	1,370,168
2,000,000	ComfortDelgro Corp Ltd	1,745,341
250,000	Elec & Eltek International Co Ltd	712,500
1,000,000	GES International Ltd	429,584
425,000	Hong Leong Finance Ltd	759,947
1,300,000	Parkway Holdings Ltd	1,111,041
1,409,000	People’s Food Holdings Ltd	1,195,072
2,600,000	Petra Foods Ltd *	1,270,850
1,300,000	Unisteel Technology Ltd	1,077,840
		9,672,343

	South Korea — 2.1%
111,980	Asia Cement Co Ltd	3,538,860
79,533	FnC Kolon Corp	361,200
525,560	Handsome Co Ltd	4,365,594
464,140	Hotel Shilla Co Ltd	2,967,451
51,100	Korea Electric Terminal Co	837,898
320,963	Kortek Corp	1,323,840
130,000	LG Household & Health Care Ltd	3,354,595
52,600	Sam Yang Corp	1,804,727
240,000	Woongjin.com Co Ltd	839,469
		19,393,634

	Spain — 3.0%
192,000	ACS Actividades Cons Y Serv	4,036,374
241,381	Aguas de Barcelona SA Class A	4,518,284
84,400	Altadis SA	3,446,872
10,649	Bankinter SA	538,160
43,296	Compania de Distribucion Integral Logista SA	2,009,904
37,000	Cortefiel SA	525,487
70,000	Fomento de Construcciones y Contratas SA	2,867,302
106,800	Gas Natural SDG SA	3,057,215
70,000	Red Electrica de Espana	1,356,419
90,000	Union Fenosa SA	2,318,787
628,157	Uralita SA *	2,965,478
		27,640,282

	Sweden — 1.7%
197,900	Autoliv Inc SDR (a)	9,270,831
221,000	Billerud AB	3,700,593
279,000	Lundin Mining Corp *	2,538,826
		15,510,250

See accompanying notes to the Schedule of Investments.

6

	Switzerland — 4.9%
24,000	AFG Arbonia-Forster Holding	3,264,833
1,752	Bank Sarasin & Cie AG Class B (Registered)	2,914,929
2,500	Belimo Holding AG (Registered)	1,457,288
16,470	Bobst Group AG (Registered)	650,564
118,286	Charles Voegele Holding AG	5,278,701
700	Eichhof Holding AG (Registered)	664,797
14,323	Fischer (George) AG (Registered) *	3,697,708
2,719	Forbo Holdings AG (Registered) * (a)	759,881
3,294	Geberit AG (Registered)	2,324,300
17,510	Helvetia Patria Holding (Registered) (a)	2,440,522
1,000	Jelmoli Holding AG (Bearer)	1,380,459
3,250	Jelmoli Holding AG (Registered)	892,915
38,970	Lonza Group AG (Registered)	2,106,551
12,000	Rieter Holding AG (Registered)	3,487,515
9,030	Sarna Kunststoff Holding AG (Registered)	861,537
1,000	Schaffner Holding AG (Registered) *	157,980
7,248	Sika AG (Bearer) *	4,281,639
39,030	Unique Zurich Airport *	4,452,013
17,908	Valiant Holding AG (Registered) *	1,625,294
10,650	Valora Holding AG	2,581,173
		45,280,599

	Taiwan — 0.3%
4,319,000	Arima Computer Corp *	1,260,478
1,000,000	Tsann Kuen Enterprises Co Ltd	1,037,865
		2,298,343

	Thailand — 0.4%
13,500,000	Asian Property Development Pcl (Foreign Registered) (b)	1,301,700
440,000	Kiatnakin Finance & Securities (Foreign Registered) (b)	357,270
400,000	Siam Panich Leasing Ltd (Foreign Registered) (b)	337,478
3,787,000	Sino Thai Engineering & Construction Pcl (Foreign Registered) (b)	831,199
600,000	Tipco Asphalt Pcl (Foreign Registered) * (b)	365,389
		3,193,036

	United Kingdom — 22.8%
2,484,540	Aggregate Industries Plc	4,663,238
175,000	Alliance & Leicester Plc	2,843,289
168,033	Alliance Unichem Plc	2,305,892
218,173	Anglo Irish Bank Corp	4,937,690
682,342	Balfour Beatty Plc	3,929,324
575,000	BBA Group Plc	3,180,612
687,250	Bodycote International Plc	2,087,304
348,600	BPB Plc	2,932,601
500,000	British Airways Plc *	2,111,538
1,600,000	British Insurance Holdings Plc	2,248,230
750,000	Brown (N) Group Plc	1,918,764
1,425,000	Cable & Wireless Plc	3,086,709
814,100	Carphone Warehouse Group Plc	2,572,319
533,052	Cattle’s Plc	3,781,143
100,000	Chemring Group Plc	837,696
65,000	Cobham Group Plc	1,792,394
332,000	Compass Group Plc	1,454,544
128,342	Computacenter Plc	664,808
363,424	Crest Nicholson Plc	2,351,092
3,700,000	Dimension Data Holdings Plc *	2,366,475
9,750	DX Services Plc *	56,284
696,493	FKI Plc	1,765,498
1,807,600	Fyffes Plc	4,985,893

See accompanying notes to the Schedule of Investments.

7

250,000	Gallaher Group Plc	3,467,509
333,226	Geest Plc	3,723,677
260,000	Hanson Plc	2,082,388
195,000	Hays Plc	451,018
461,049	ICAP Plc	2,109,468
127,400	Imperial Tobacco Group Plc	3,317,055
1,300,000	iTouch Plc *	833,452
2,000,000	ITV Plc	4,192,684
575,000	JJB Sports Plc	2,231,858
850,000	John Wood Group Plc	2,355,111
135,000	Johnson Matthey Plc	2,612,936
445,000	Kelda Group Plc	4,585,339
360,000	Kesa Electricals Plc	1,859,974
1,538,613	Kidde Plc	4,460,410
362,344	Kier Group Plc	4,837,470
60,376	Lonmin Plc	1,073,924
512,200	Matalan Plc	2,108,820
950,000	Misys Plc	3,846,856
900,000	mmO2 Plc *	1,967,392
1,259,200	Morrison Supermarkets	5,415,662
100,000	Next Plc	3,064,345
300,300	Northern Rock Plc	4,160,465
866,436	Novar Plc	2,688,166
1,000,000	PD Ports Plc *	1,696,456
400,000	Peninsular & Oriental Steam Navigation Co	2,302,287
274,031	Pennon Group Plc	4,643,630
1,284,614	Photo-Me International Plc	2,270,392
2,050,000	PHS Group Plc	2,725,369
500,000	Premier Foods Plc *	2,367,871
135,000	Provident Financial Plc	1,584,468
300,000	RAC Plc	3,497,300
500,736	Rexam Plc	4,334,485
750,000	RM Plc	2,231,867
1,800,000	Royal & Sun Alliance Insurance Group	2,535,452
1,000,000	Sage Group Plc	3,686,328
532,000	Slough Estates Plc	4,903,070
755,160	Smith (David S.) Holdings Plc	2,149,932
500,000	SSL International Plc	2,699,134
288,600	Tate & Lyle Plc	2,711,514
550,300	Tomkins Plc	2,599,451
110,000	Travis Perkins Plc	2,954,139
295,000	Trinity Mirror Plc	3,512,148
1,280,000	TT Electronics Plc	4,705,777
230,700	Ultra Electronics Holdings Plc	2,946,869
315,000	Viridian Group Plc	4,298,974
250,000	Warner Chilcott Plc	4,073,168
338,100	Westbury Plc	2,473,953
165,600	WH Smith Plc	943,619
165,100	William Hill Plc	1,641,945
167,800	Wolseley Plc	2,884,085
91,282	Xstrata Plc	1,621,494
575,000	Yell Group Plc	4,754,431
		212,068,924

	TOTAL COMMON STOCKS (COST $581,645,777)	880,640,867

See accompanying notes to the Schedule of Investments.

8

	PREFERRED STOCKS — 1.3%

	Brazil — 0.3%
890,000	Caemi Mineracao e Metalurgica SA *	644,596
400,000	Klabin SA 4.27%	705,882
280,000	Suzano Bahia Sul Papel e Celulose Preferred A Shares	1,261,029
		2,611,507

	France — 0.0%
6,800	Casino Guichard Perrachon SA 3.88%	467,304

	Germany — 1.0%
47,000	Henkel KGaA 1.88%	3,982,391
150,000	Volkswagen AG 4.55%	4,929,812
		8,912,203

	Italy — 0.0%
10,000	IFI Istituto Finanziario Industries	126,314

	TOTAL PREFERRED STOCKS (COST $10,278,895)	12,117,328

	RIGHTS AND WARRANTS — 0.0%

	Spain — 0.0%
241,381	Aguas de Barcelona SA Rights, Expire 12/14/04 *	44,913

	Switzerland — 0.0%
17,510	Helvetia Patria Holding Rights, Expire 12/13/04 *	195,428

	TOTAL RIGHTS AND WARRANTS (COST $213,882)	240,341

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENT — 8.7%

	Cash Equivalents — 8.7%
$8,500,000	Branch Bank & Trust, 2.00%, due 12/01/04	8,500,000
72,288,697	The Boston Global Investment Trust (c)	72,288,697
		80,788,697

	TOTAL SHORT-TERM INVESTMENT (COST $80,788,697)	80,788,697

	TOTAL INVESTMENTS — 104.8%
	(Cost $672,927,251)	973,787,233

	Other Assets and Liabilities (net) — (4.8%)	(44,272,968)

	TOTAL NET ASSETS — 100.0%	$929,514,265

144A - Securities exempt from registration under rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

ADR - American Depositary Receipt

See accompanying notes to the Schedule of Investments.

9

Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.
GDR - Global Depository Receipt
SDR - Swedish Depository Receipt

*	Non-income producing security.
(a)	All or a portion of this security is out on loan (Note 1).
(b)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees (Note 1).
(c)	Investment of security lending collateral (Note 1).

See accompanying notes to the Schedule of Investments.

10

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2004 (Unaudited)

At November 30, 2004, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$673,022,087	$313,056,668	$(12,291,522)	$300,765,146

See accompanying notes to the Schedule of Investments.

11

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Notes to Schedule of Investments

November 30, 2004 (Unaudited)

1.              Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and which are consistently followed by GMO Foreign Small Companies Fund (the “Fund”).

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price.  Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price.  The values of securities which are primarily traded on foreign exchanges are translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair value.  Shares of mutual funds are valued at their net asset value as reported on each business day. For other assets, and in cases where market prices are not readily available or the Manager believes established valuation methodologies are unreliable, the Fund’s investments will be valued at “fair value”, as determined in good faith by the Trustees or pursuant to procedures approved by the Trustees. A security’s value may be deemed unreliable if, for example, the Manager becomes aware of information or events that would materially affect its value. Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange (“NYSE”), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, foreign equity securities held by the Fund are generally valued using fair value prices based on modeling tools by a third party vendor to the extent that these fair value prices are available.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars.  The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day.  Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred.  The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments.  Such fluctuations are included with net realized and unrealized gain or loss on investments.  Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of currencies and forward currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid.

Forward currency contracts

The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund’s portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized appreciation or depreciation shown in the Schedule of Investments. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized appreciation or depreciation shown in the Schedule of Investments. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if there are movements in currency values that are unfavorable to the Fund. As of November 30, 2004, the Fund held no forward currency contracts.

Futures contracts

The Fund may purchase and sell futures contracts to manage its exposure to the financial markets.  Buying futures tends to increase the Fund’s exposure to the underlying instrument.  Selling futures tends to decrease the Fund’s exposure to the

12

underlying instrument or hedge other Fund instruments.  Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange.  In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts.  Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund.  The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed.  Futures contracts involve, to varying degrees, risk of loss in excess of the appreciation and depreciation disclosed in the Schedule of Investments.  Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions.  Losses may arise from the changes in the value of the underlying instrument, if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms.  Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. As of November 30, 2004, the Fund held no futures contracts.

Options

The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest.  Writing put options tends to increase the Fund’s exposure to the underlying instrument.  Writing call options tends to decrease the Fund’s exposure to the underlying instrument.  When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written.  Premiums received from writing options which expire are treated as realized gains.  Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss.  The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option.  In the event that the Fund writes uncovered call options (i.e. options for investments that the Fund does not own), it bears the risk of incurring substantial losses if the price of the underlying investment increases during the term of the option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. As of November 30, 2004, the Fund held no written option contracts.

The Fund may also purchase put and call options.  Purchasing call options tends to increase the Fund’s exposure to the underlying instrument.  Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument.  The Fund pays a premium as a cost for a purchased option disclosed in the Schedule of Investments, which is subsequently marked to market to reflect the current value of the option.  Premiums paid for purchasing options which expire are treated as realized losses.  Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid.

Exchange traded options are valued at the last sale price, or if no sale is reported, the last bid price for purchased options and the last ask price for written options.  Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Manager.

Swap agreements

The Fund may enter into swap agreements to manage its exposure to the financial markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into total return swap agreements, which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. The Fund may also enter into contracts for differences in which the Fund agrees with the counterparty that its return will be based on the relative performance of two different groups or “baskets” of securities, adjusted by an interest rate payment. To the extent that the relative performance of the two baskets of securities exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. In connection with these agreements, cash or securities may be set aside as collateral by the Fund’s custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss. Payments received or made on swap contracts are recorded as realized gain or loss. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the

13

uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts disclosed in the Schedule of Investments. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in the price of the security or index underlying these transactions. As of November 30, 2004, the Fund held no swap agreements.

Security lending

The Fund may lend its securities to certain qualified brokers.  The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan.  As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in recovery or loss of rights in the collateral should the borrower of the securities fail financially.  The Fund receives compensation for lending its securities.  As of November 30, 2004, the Fund had loaned securities having a market value of $68,299,842 collateralized by cash in the amount of $72,288,697, which was invested in a short-term instrument.

Investment risk

There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities.  These risks may involve adverse political and economic developments including the possible imposition of capital controls or other foreign governmental laws or restrictions.  In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets.

2.              Additional information

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semi-annual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

14

GMO Global Growth Fund

(A Series of GMO Trust)

Schedule of Investments

November 30, 2004 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	97.8%
Short-Term Investments and Other Assets and Liabilities (net)	1.8
Preferred Stock	0.2
Forward Currency Contracts	0.1
Futures	0.1
100.0%

Industry Sector Summary	% of Equity Investments
Financials	20.7%
Health Care	14.6
Energy	13.7
Information Technology	12.0
Consumer Discretionary	11.2
Industrials	9.0
Consumer Staples	7.8
Utilities	5.2
Telecommunication Services	3.4
Materials	2.4
100.0%

Country Summary	% of Equity Investments
United States	49.4%
Japan	13.2
United Kingdom	6.2
Canada	4.6
Belgium	3.3
Norway	2.6
Germany	2.4
Italy	2.4
Sweden	2.4
Austria	2.0
Singapore	2.0
Netherlands	1.7
Spain	1.7
Switzerland	1.7
Hong Kong	1.5
Australia	1.4
France	0.8
Ireland	0.3
Greece	0.2
Portugal	0.2
100.0%

See accompanying notes to the Schedule of Investments.

1

GMO Global Growth Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2004 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 97.8%

	Australia — 1.4%
24,146	BHP Billiton Ltd	287,354
6,298	Commonwealth Bank of Australia	152,974
4,996	National Australia Bank Ltd	108,621
19,507	Telstra Corp Ltd	74,433
4,439	Westfield Group *	54,246
5,035	Woodside Petroleum Ltd	81,080
		758,708

	Austria — 1.9%
2,006	Bank Austria Creditanstalt AG	170,805
5,540	Erste Bank Der Oesterreichischen Sparkassen AG	281,989
545	Mayr-Melnhof Karton AG (Bearer)	87,178
254	Oesterreichische Elektrizitaetswirtschafts AG Class A	51,572
840	OMV AG	221,890
8,257	Telekom Austria AG	140,758
2,649	Wienerberger AG	117,843
		1,072,035

	Belgium — 3.2%
2,838	Almanij NV	254,669
11,771	Dexia	251,139
634	Electrabel SA	255,992
13,087	Fortis	346,337
2,976	Interbrew	109,425
3,460	KBC Bancassurance Holding	257,793
6,112	UCB SA	316,012
		1,791,367

	Canada — 4.6%
5,700	Bank of Nova Scotia	179,286
35,400	Bombardier Inc Class B	68,475
700	Cameco Corp	68,849
2,000	Canadian Imperial Bank of Commerce	120,769
1,100	Canadian National Railway Co	63,601
7,900	Canadian Natural Resources	339,041
1,700	EnCana Corp	96,935
4,700	Imperial Oil Ltd	284,795
4,500	Manulife Financial Corp	201,526
3,100	Nexen Inc	136,274
2,400	Placer Dome Inc	51,772
900	Potash Corp Sask Inc	68,879
1,400	Precision Drilling Corp *	91,544
2,400	Research In Motion Ltd *	211,550
3,800	Suncor Energy Inc	131,061
7,600	Talisman Energy Inc	213,801
3,800	Teck Cominco Ltd Class B	114,986
1,700	Toronto-Dominion Bank	68,197
		2,511,341

	France — 0.8%
4,252	Credit Agricole SA	125,910
2,456	Peugeot SA	150,074
905	Renault SA	74,092
392	Total SA	85,822
		435,898

See accompanying notes to the Schedule of Investments.

2

	Germany — 2.2%
1,019	Deutsche Bank AG (Registered)	86,305
5,936	Deutsche Post AG	125,434
864	Muenchener Rueckversicherungs AG (Registered)	98,071
4,278	RWE AG	227,439
4,629	Schering AG	329,408
2,127	Siemens AG (Registered)	170,084
3,270	Volkswagen AG	147,106
		1,183,847

	Greece — 0.2%
2,680	Coca Cola Hellenic Bottling Co SA	66,089
1,805	National Bank of Greece SA	55,721
		121,810

	Hong Kong — 1.5%
33,000	CLP Holdings Ltd	189,523
27,000	Esprit Holdings Ltd	148,267
113,000	Hong Kong & China Gas	232,555
39,500	Hong Kong Electric Holdings Ltd	176,986
7,000	Sun Hung Kai Properties Ltd	69,299
		816,630

	Ireland — 0.3%
2,769	Allied Irish Banks Plc	53,807
8,579	Bank of Ireland	131,620
		185,427

	Italy — 2.4%
11,907	Banca Intesa SPA	52,685
33,593	Enel SPA	299,772
31,452	ENI SPA	773,712
45,834	Telecom Italia SPA (Ords)	175,766
		1,301,935

	Japan — 13.0%
3,900	Aeon Co Ltd	65,669
1,400	Aeon Credit Service Co Ltd	100,318
1,000	Aiful Corp	113,102
8,000	Asahi Glass Co Ltd	87,528
2,500	Benesse Corp	79,892
6,000	Bridgestone Corp	108,493
2,900	Canon Inc	144,970
12,000	Chiba Bank	76,165
7,500	Chubu Electric Power Co Inc	174,965
4,100	Credit Saison Co Ltd	137,683
2,900	Daito Trust Construction Co Ltd	131,014
5,000	Denso Corp	119,528
14	East Japan Railway Co	76,881
5,000	Eisai Co Ltd	148,863
2,500	FamilyMart Co Ltd	69,743
1,900	Fast Retailing Co Ltd	142,783
17,000	Fuji Heavy Industries Ltd	78,518
2,300	Hitachi Chemical Co Ltd	39,650
3,100	Honda Motor Co Ltd	148,318
1,100	Hoya Corp	114,324
1,000	Ito-Yokado Co Ltd	39,499
4,000	Kaneka Corp	43,835
2,000	Kao Corp	48,105
500	Keyence Corp	112,787

See accompanying notes to the Schedule of Investments.

3

12,000	Kirin Brewery Co Ltd	114,909
6,000	Kyowa Hakko Kogyo Co Ltd	42,822
2,600	Kyushu Electric Power Co Inc	51,536
29,000	Marubeni Corp	82,074
19,000	Mazda Motor Corp	58,284
23,800	Mitsubishi Corp	300,688
6,000	Mitsubishi Pharma Corp	55,307
24,000	Mitsui & Co	207,551
6,000	Mitsui Fudosan Co Ltd	69,874
13,000	Mitsui OSK Lines Ltd	80,481
500	Nintendo Co Ltd	60,043
10,500	Nippon Mining Holdings Inc	52,382
9,000	Nippon Oil Corp	59,066
11,000	Nippon Yusen Kabushiki Kaisha	58,511
4,000	Nissin Food Products Co Ltd	99,546
1,200	Ono Pharmaceutical Co Ltd	63,128
600	Oriental Land Co Ltd	38,735
1,200	ORIX Corp	152,512
46,000	Osaka Gas Co Ltd	140,374
10	Rakuten Inc	82,163
2,000	Sega Sammy Holdings Inc *	106,036
2,800	Shimano Inc	73,653
19,000	Sumitomo Corp	159,915
9,000	Sumitomo Realty and Development Co Ltd	110,359
4,000	Suzuki Motor Corp	72,126
13,900	Takeda Pharmaceutical Co Ltd	682,408
800	TDK Corp	57,143
10,000	Teijin Ltd	42,886
4,500	Terumo Corp	115,197
18,000	Tobu Railway Co Ltd	66,860
2,000	Tokyo Broadcasting System Inc	31,659
6,200	Tokyo Electric Power Co Inc	148,201
11,000	Tokyu Corp	55,896
6,000	TonenGeneral Sekiyu KK	55,684
10,100	Toyota Motor Corp	376,670
4,500	Trend Micro Inc	234,770
58	Yahoo Japan Corp *	266,335
5,000	Yakult Honsha Co Ltd	85,507
4,000	Yamanouchi Pharmaceutical Co Ltd	145,712
		7,159,636

	Netherlands — 1.7%
12,937	ABN Amro Holdings NV	317,653
22,911	ING Groep NV	628,845
		946,498

	Norway — 2.5%
20,000	DNB NOR ASA	188,752
1,750	Frontline Ltd	106,121
2,860	Norsk Hydro ASA	234,375
27,600	Statoil ASA	435,866
3,400	Storebrand	30,275
8,300	Tandberg ASA	94,112
21,400	Telenor ASA	189,053
8,200	Yara International ASA *	105,502
		1,384,056

	Portugal — 0.2%
8,167	Portugal Telecom SA	96,674

See accompanying notes to the Schedule of Investments.

4

	Singapore — 1.9%
11,000	DBS Group Holdings Ltd	106,027
23,000	Keppel Corp Ltd	112,865
7,000	Oversea-Chinese Banking Corp	57,244
157,000	Singapore Technologies Engineering Ltd	203,092
404,860	Singapore Telecommunications	585,584
		1,064,812

	Spain — 1.7%
4,791	Altadis SA	195,663
2,580	Autopistas Concesionaria Espanola SA	53,565
2,505	Gas Natural SDG SA	71,707
10,108	Iberdrola SA	238,011
13,396	Telefonica Moviles SA	152,500
12,468	Telefonica SA	218,855
		930,301

	Sweden — 2.3%
4,100	Hennes & Mauritz AB Class B	131,455
24,000	Nordea AB	235,590
14,500	Swedish Match AB	164,015
208,000	Telefonaktiebolaget LM Ericsson *	691,842
9,500	TeliaSonera AB	57,887
		1,280,789

	Switzerland — 1.6%
571	Nestle SA (Registered)	146,442
2,744	Roche Holding AG (Non Voting)	288,474
291	Serono SA	187,061
193	Swisscom AG (Registered)	75,727
885	Syngenta AG *	93,768
1,412	UBS AG (Registered)	114,287
		905,759

	United Kingdom — 6.0%
16,551	Barclays Plc	170,851
23,636	BG Group Plc	164,045
13,300	BHP Billiton Plc	155,517
40,097	BP Plc	409,394
12,973	British American Tobacco Plc	216,999
12,944	Cadbury Schweppes Plc	115,802
40,966	Centrica Plc	194,145
31,381	Dixons Group Plc (New Shares)	87,302
12,264	GlaxoSmithKline Plc	258,980
8,739	HBOS Plc	122,318
22,089	HSBC Holdings Plc	375,950
12,283	Imperial Tobacco Group Plc	319,807
27,689	National Grid Transco Plc	252,586
2,973	Reckitt Benckiser Plc	87,680
10,053	Royal Bank of Scotland Group	308,935
6,111	Scottish & Southern Energy Plc	96,126
		3,336,437

	United States — 48.4%
4,700	3M Co	374,073
3,800	Adobe Systems Inc	230,128
6,200	Allsate Corp (The)	313,100
1,300	AMBAC Financial Group Inc	105,729
3,900	AmerisourceBergen Corp	229,866
1,100	Anthem Inc *	111,463
1,600	Apollo Group Inc Class A *	127,520
1,200	Apple Computer Inc *	80,460

See accompanying notes to the Schedule of Investments.

5

8,400	Avon Products Inc	315,336
2,300	Bank of America Corp	106,421
4,000	Baxter International Inc	126,600
1,900	BB&T Corp	80,655
600	Bear Stearns Cos (The) Inc	58,548
2,000	Becton Dickinson & Co	109,560
3,800	Biogen Idec Inc *	222,984
3,200	Boston Scientific Corp *	111,392
1,700	Burlington Resources Inc	78,897
3,700	Capital One Financial Corp	290,746
4,300	Cardinal Health Inc	224,804
3,600	Carnival Corp	190,836
1,800	Caterpillar Inc	164,790
12,800	Cendant Corp	290,176
1,300	Centex Corp	68,211
6,400	ChevronTexaco Corp.	349,440
20,100	Cisco Systems Inc *	376,071
6,000	Citigroup Inc	268,500
10,200	ConocoPhillips	928,098
8,800	Countrywide Financial Corp	292,248
3,300	D.R. Horton Inc	116,193
3,400	Danaher Corp	193,392
1,700	Deere & Co	121,941
6,300	Dell Inc *	255,276
1,800	Devon Energy Corp	74,556
2,300	Dow Chemical Co	116,081
5,900	eBay Inc *	663,455
2,800	Estee Lauder Cos Inc (The) Class A	122,192
33,000	Exxon Mobil Corp	1,691,250
12,300	Fannie Mae	845,010
2,000	FedEx Corp	190,060
2,900	Fidelity National Financial Inc	124,381
7,500	First Data Corp	308,175
1,500	Fortune Brands Inc	117,720
9,400	Freddie Mac	641,644
7,900	Gap (The) Inc	172,615
2,000	Genentech Inc *	96,500
1,000	General Dynamics Corp	108,360
1,400	Gilead Sciences Inc *	48,244
10,900	Gillette Co (The)	474,041
1,500	Goldman Sachs Group Inc	157,140
4,300	Guidant Corp	278,769
5,100	Harley Davidson Inc	294,882
12,000	Hewlett-Packard Co	240,000
15,000	Home Depot Inc	626,250
3,000	Illinois Tool Works Inc	282,690
1,600	Ingersoll Rand Co	119,072
3,000	JC Penney Co Inc Holding Co	115,800
8,900	Johnson & Johnson	536,848
1,600	Johnson Controls Inc	98,240
12,800	King Pharmaceuticals Inc *	159,360
900	Lehman Brothers Holdings Inc	75,402
2,300	Lexmark International Inc *	195,270
1,500	Lockheed Martin Corp	91,260
1,100	Marriott International Inc Class A	62,535
3,100	Marsh & McLennan Cos Inc	88,629
2,000	Masco Corp	70,540
3,700	Maxim Integrated Products Inc	151,552
4,300	MBNA Corp	114,208
6,200	McDonald’s Corp	190,588
3,400	Metlife Inc	132,600

See accompanying notes to the Schedule of Investments.

6

2,100	MGIC Investment Corp	142,800
35,400	Microsoft Corp	949,074
2,200	Molex Inc	53,438
900	Moody’s Corp	72,675
3,200	Nextel Communications Inc Class A *	91,072
600	Nike Inc Class B	50,796
320	Nippon Television Network Corp	46,257
3,600	Norfolk Southern Corp.	123,588
1,500	Occidental Petroleum Corp	90,315
900	Paccar Inc	70,290
62,100	Pfizer Inc	1,724,517
15,900	Procter & Gamble Co	850,332
900	Progressive Corp (The)	81,891
23,200	Qualcomm Inc	965,584
2,100	Radian Group Inc	107,625
4,700	Schering-Plough Corp	83,895
2,000	Schlumberger Ltd	131,260
233	Ship Finance International Ltd	5,837
2,400	Staples Inc	76,584
4,800	Starbucks Corp *	270,048
2,000	Stryker Corp	87,980
4,100	Symantec Corp *	261,621
16,000	Time Warner Inc *	283,360
1,600	Transocean Inc *	64,432
4,000	U.S. Bancorp	118,520
1,900	United Parcel Service Class B	159,885
1,800	United Technologies Corp	175,644
4,600	UnitedHealth Group Inc	381,110
1,000	Valero Energy Corp	46,790
2,600	Wachovia Corp	134,550
8,500	Wal-Mart Stores Inc	442,510
4,000	Walt Disney Co	107,520
1,900	Washington Mutual Inc	77,349
2,300	WellPoint Health Networks *	287,730
3,900	Wells Fargo & Co	240,903
1,100	Whole Foods Market Inc	99,847
3,400	Wyeth	135,558
13,300	Yahoo! Inc *	500,346
1,500	Yum! Brands Inc	68,100
3,700	Zimmer Holdings Inc *	301,920
		26,752,926

	TOTAL COMMON STOCKS (COST $49,947,475)	54,036,886

	PREFERRED STOCKS — 0.2%

	Germany — 0.2%
3,858	Volkswagen AG 4.55%	126,795

	TOTAL PREFERRED STOCKS (COST $107,314)	126,795

See accompanying notes to the Schedule of Investments.

7

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENT — 1.3%

	Cash Equivalent — 1.3%
700,000	ING Bank GC Time Deposit, 2.07%, due 12/01/04	700,000

	TOTAL SHORT-TERM INVESTMENT (COST $700,000)	700,000

	TOTAL INVESTMENTS — 99.3% (Cost $50,754,789)	54,863,681

	Other Assets and Liabilities (net) — 0.7%	367,435

	TOTAL NET ASSETS — 100.0%	$55,231,116

*	Non-income producing security.

Currency Abbreviations:

AUD - Australian Dollar
CAD - Canadian Dollar
EUR - Euro
GBP - British Pound
JPY - Japanese Yen
NOK - Norwegian Krone
NZD - New Zealand Dollar
SEK - Swedish Krona

See accompanying notes to the Schedule of Investments.

8

GMO Global Growth Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2004 (Unaudited)

At November 30, 2004, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$50,756,228	$5,091,442	$(983,989)	$4,107,453

A summary of outstanding financial instruments at November 30, 2004 is as follows:

Forward currency contracts

Settlement Date	Deliver/Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)

Buys

2/25/05	CAD	1,295,080	$1,088,498	$17,342
2/25/05	JPY	122,180,700	1,195,283	15,815
2/25/05	NOK	7,470,430	1,221,975	29,358
2/25/05	NZD	747,226	530,165	12,309
2/25/05	SEK	6,671,610	992,105	26,185
				$101,009

Sales

2/25/05	AUD	718,494	$553,615	$(165)
2/25/05	CAD	382,016	321,079	(1,826)
2/25/05	EUR	487,646	648,437	(15,667)
2/25/05	GBP	723,106	1,374,594	(43,399)
2/25/05	NOK	1,657,162	271,070	(10,221)
				$(71,278)

See accompanying notes to the Schedule of Investments.

9

Futures contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)

Buys

50	DAX	December 2004	$274,184	$5,276
1,800	MSCI	December 2004	263,946	(2,413)
500	S&P 500	December 2004	587,050	14,227
125	SPI 200	December 2004	380,482	19,661
				$36,751

Sales

40	CAC 40	December 2004	$199,703	$2,989
130	FTSE 100	December 2004	1169,914	(16,835)
				$(13,846)

At November 30, 2004, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

See accompanying notes to the Schedule of Investments.

10

GMO Global Growth Fund

(A Series of GMO Trust)

Notes to Schedule of Investments

November 30, 2004 (Unaudited)

1.              Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and which are consistently followed by GMO Global Growth Fund (the “Fund”).

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price.  Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price.  The values of securities which are primarily traded on foreign exchanges are translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair value.  Shares of mutual funds are valued at their net asset value as reported on each business day. For other assets, and in cases where market prices are not readily available or the Manager believes established valuation methodologies are unreliable, the Fund’s investments will be valued at “fair value”, as determined in good faith by the Trustees or pursuant to procedures approved by the Trustees. A security’s value may be deemed unreliable if, for example, the Manager becomes aware of information or events that would materially affect its value. Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange (“NYSE”), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, foreign equity securities held by the Fund are generally valued using fair value prices based on modeling tools by a third party vendor to the extent that these fair value prices are available.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars.  The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day.  Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred.  The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments.  Such fluctuations are included with net realized and unrealized gain or loss on investments.  Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of currencies and forward currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid.

Forward currency contracts

The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund’s portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized appreciation or depreciation shown in the Schedule of Investments. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized appreciation or depreciation shown in the Schedule of Investments. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if there are movements in currency values that are unfavorable to the Fund.  The value of the currencies the Fund has committed to buy or sell is shown under the Schedule of Investments and represents the currency exposure the Fund has acquired or hedged through forward currency contracts as of November 30, 2004.

11

Futures contracts

The Fund may purchase and sell futures contracts to manage its exposure to the financial markets.  Buying futures tends to increase the Fund’s exposure to the underlying instrument.  Selling futures tends to decrease the Fund’s exposure to the underlying instrument or hedge other Fund instruments.  Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange.  In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts.  Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund.  The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed.  Futures contracts involve, to varying degrees, risk of loss in excess of the appreciation and depreciation disclosed in the Schedule of Investments.  Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions.  Losses may arise from the changes in the value of the underlying instrument, if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms.  Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.  See the Schedule of Investments for all open futures contracts held by the Fund as of November 30, 2004.

Options

The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest.  Writing put options tends to increase the Fund’s exposure to the underlying instrument.  Writing call options tends to decrease the Fund’s exposure to the underlying instrument.  When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written.  Premiums received from writing options which expire are treated as realized gains.  Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss.  The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option.  In the event that the Fund writes uncovered call options (i.e. options for investments that the Fund does not own), it bears the risk of incurring substantial losses if the price of the underlying investment increases during the term of the option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.  As of November 30, 2004, the Fund held no written option contracts.

The Fund may also purchase put and call options.  Purchasing call options tends to increase the Fund’s exposure to the underlying instrument.  Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument.  The Fund pays a premium as a cost for a purchased option disclosed in the Schedule of Investments, which is subsequently marked to market to reflect the current value of the option.  Premiums paid for purchasing options which expire are treated as realized losses.  Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid.  As of November 30, 2004, the Fund held no purchased option contracts.

Exchange traded options are valued at the last sale price, or if no sale is reported, the last bid price for purchased options and the last ask price for written options.  Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Manager.

Swap agreements

The Fund may enter into swap agreements to manage its exposure to the financial markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into total return swap agreements, which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. The Fund may also enter into contracts for differences in which the Fund agrees with the counterparty that its return will be based on the relative performance of two different groups or “baskets” of securities, adjusted by an interest rate payment. To the extent that the relative performance of the two baskets of securities exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. In connection with these agreements, cash or securities may be set aside as collateral by the Fund’s custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. Swaps are marked to market daily using standard models

12

that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss. Payments received or made on swap contracts are recorded as realized gain or loss. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts disclosed in the Schedule of Investments. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in the price of the security or index underlying these transactions. As of November 30, 2004, the Fund held no swap agreements.

Repurchase agreements

The Fund may enter into repurchase agreements with certain banks and broker/ dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date.  The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement.  The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller.  Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty.  In connection with transactions in repurchase agreements, if the seller defaults or enters insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited. As of November 30, 2004, the Fund held no open repurchase agreements.

Security lending

The Fund may lend its securities to certain qualified brokers.  The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan.  As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in recovery or loss of rights in the collateral should the borrower of the securities fail financially.  The Fund receives compensation for lending its securities.  As of November 30, 2004, the Fund had no securities on loan.

Investment risk

There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities.  These risks may involve adverse political and economic developments including the possible imposition of capital controls or other foreign governmental laws or restrictions.  In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets.

2.              Additional information

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semi-annual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

13

GMO International Disciplined Equity Fund

(A Series of GMO Trust)

Schedule of Investments

November 30, 2004 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	96.2%
Short-Term Investments and Other Assets and Liabilities (net)	3.3
Preferred Stocks	0.5
Futures	0.0
Forward Currency Contracts	(0.0)
100.0%

Industry Sector Summary	% of Equity Investments
Financials	21.6%
Consumer Discretionary	13.6
Energy	13.6
Health Care	11.3
Utilities	9.8
Industrials	8.2
Consumer Staples	7.5
Materials	5.1
Information Technology	4.9
Telecommunication Services	4.4
100.0%

Country Summary	% of Equity Investments
United Kingdom	23.9%
Japan	23.3
Germany	8.3
Netherlands	6.9
France	5.8
Italy	3.9
Switzerland	3.9
Belgium	3.8
Australia	3.6
Sweden	3.5
Norway	2.7
Spain	2.7
Austria	1.7
Singapore	1.5
Finland	1.2
Hong Kong	1.2
Ireland	1.2
Canada	0.7
Denmark	0.2
100.0%

See accompanying notes to the Schedule of Investments.

1

GMO International Disciplined Equity Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2004 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 96.2%

	Australia — 3.5%
83,267	Australia and New Zealand Banking Group Ltd	1,293,397
243,117	BHP Billiton Ltd	2,893,257
159,763	Brambles Industries Ltd	869,122
264,177	General Property Trust Units	744,694
163,810	National Australia Bank Ltd	3,561,487
660,405	Telstra Corp Ltd	2,519,921
147,882	Westfield Group *	1,807,181
113,027	Woodside Petroleum Ltd	1,820,112
		15,509,171

	Austria — 1.7%
15,573	Austrian Airlines *	204,456
4,215	Boehler Uddeholm (Bearer)	499,579
20,029	Erste Bank Der Oesterreichischen Sparkassen AG	1,019,486
5,512	Flughafen Wien AG	395,848
6,229	Generali Holding Vienna AG	215,545
5,860	Mayr-Melnhof Karton AG (Bearer)	937,361
927	Oesterreichische Elektrizitaetswirtschafts AG Class A	188,219
7,719	OMV AG	2,039,013
4,858	VA Technologie AG (Bearer) *	378,766
8,478	Voestalpine AG	606,464
17,516	Wienerberger AG	779,216
		7,263,953

	Belgium — 3.6%
23,072	Almanij NV	2,070,377
3,029	Bekaert SA	236,972
12,108	Belgacom SA *	483,324
10,634	Delhaize Group	822,853
95,509	Dexia	2,037,720
6,178	Electrabel SA	2,494,511
122,933	Fortis	3,253,321
33,618	KBC Bancassurance Holding	2,504,761
38,791	UCB SA	2,005,631
		15,909,470

	Canada — 0.6%
19,900	Canadian Natural Resources	854,041
16,300	EnCana Corp	929,431
26,000	National Bank of Canada	1,020,058
		2,803,530

	Denmark — 0.2%
19,500	Novo-Nordisk A/S Class B	1,033,863

	Finland — 1.2%
51,200	Fortum Oyj	887,161
166,300	Nokia Oyj	2,691,837
80,200	Sampo Oyj Class A	1,035,147
26,800	UPM-Kymmene Oyj	604,468
		5,218,613

	France — 5.6%
7,894	Air Liquide	1,365,547
8,377	Assurances Generales de France	575,813

See accompanying notes to the Schedule of Investments.

2

38,726	Axa	907,004
18,123	BNP Paribas	1,260,117
25,939	Cie de Saint-Gobain	1,475,742
96,392	Havas SA	532,668
13,498	Michelin SA Class B	780,281
7,308	Pernod-Ricard	1,092,656
28,717	Peugeot SA	1,754,754
29,193	Sanofi-Aventis	2,197,938
9,896	Societe Generale	955,713
49,970	Suez SA	1,174,866
43,025	Total SA	9,419,584
6,666	Vinci SA	826,120
		24,318,803

	Germany — 7.5%
17,731	Adidas-Salomon AG	2,780,645
23,571	Altana AG	1,287,544
134,187	Bankgesellschaft Berlin AG *	360,267
33,790	Bayer AG	1,072,229
31,607	DaimlerChrysler AG (Registered)	1,414,511
3,900	Degussa AG	168,631
22,350	Deutsche Bank AG (Registered)	1,892,940
61,311	E. On AG	5,163,061
37,095	MAN AG	1,409,119
14,173	Merck KGaA	816,097
6,287	Puma AG	1,740,010
48,621	RWE AG	2,584,925
61,406	Schering AG	4,369,765
31,387	Siemens AG (Registered)	2,509,843
10,526	Suedzucker AG	212,643
76,432	ThyssenKrupp AG	1,660,773
38,329	TUI AG	854,375
50,572	Volkswagen AG	2,275,063
		32,572,441

	Hong Kong — 1.2%
372,000	BOC Hong Kong Holdings Ltd	696,447
270,000	CLP Holdings Ltd	1,550,645
176,000	Hang Lung Group Co Ltd	329,993
416,500	Hong Kong Electric Holdings Ltd	1,866,196
229,500	Yue Yuen Industrial Holdings	594,700
		5,037,981

	Ireland — 1.2%
21,796	Allied Irish Banks Plc	423,541
49,075	Anglo Irish Bank Corp	1,111,480
103,028	Bank of Ireland	1,580,672
82,248	CRH Plc	2,075,348
		5,191,041

	Italy — 3.8%
38,633	Assicurazioni Generali SPA	1,190,536
167,896	Enel SPA	1,498,244
384,320	ENI SPA	9,454,189
89,248	Parmalat Finanziaria SPA * (a)(b)	1,186
142,855	Snam Rete Gas SPA	765,787
1,347,739	Telecom Italia Di RISP	3,719,095
		16,629,037

See accompanying notes to the Schedule of Investments.

3

	Japan — 22.5%
20,050	Acom Co Ltd	1,504,249
12,100	Advantest Corp	897,366
56,000	Asahi Glass Co Ltd	612,699
80,000	Bridgestone Corp	1,446,578
42,000	Canon Sales Co Inc	601,438
90,600	Chubu Electric Power Co Inc	2,113,577
15,500	Chugoku Electric Power Co Inc	283,265
154,000	Cosmo Oil Co Ltd	447,014
86,200	Daiichi Pharmaceuticals Co Ltd	1,713,193
20,600	Daito Trust Construction Co Ltd	930,651
7,000	Daiwa House Industry Co Ltd	75,122
31,600	Denso Corp	755,418
60,200	Eisai Co Ltd	1,792,313
13,700	Fast Retailing Co Ltd	1,029,540
235,000	Fuji Heavy Industries Ltd	1,085,393
19,000	Fuji Photo Film Co Ltd	667,226
83,000	Fujitsu Ltd	519,979
315,000	Furukawa Electric Co Ltd *	1,555,293
261,000	Hitachi Ltd	1,676,615
62,400	Honda Motor Co Ltd	2,985,498
18,300	Hoya Corp	1,901,928
358,000	Isuzu Motors Ltd *	1,063,692
369,000	Itochu Corp *	1,670,271
34,000	Ito-Yokado Co Ltd	1,342,976
367,000	Kajima Corp	1,586,233
73,600	Kansai Electric Power Co Inc	1,429,088
131,000	Kao Corp	3,150,845
659,000	Kawasaki Heavy Industries Ltd	992,048
112,000	Kawasaki Kisen Kaisha Ltd	748,337
50,000	Kirin Brewery Co Ltd	478,787
367,000	Kobe Steel Ltd	558,483
24,600	Konami Corp	534,871
235	Konica Minolta Holdings Inc	3,010
33,500	Kyocera Corp	2,348,944
34,900	Kyushu Electric Power Co Inc	691,771
436,000	Marubeni Corp	1,233,941
370,000	Mazda Motor Corp	1,135,013
125,000	Mitsubishi Electric Corp	611,470
549,000	Mitsubishi Materials Corp	1,137,959
338	Mitsubishi Tokyo Financial Group Inc	3,190,512
398	Mizuho Financial Group Inc	1,727,441
11,200	Nintendo Co Ltd	1,344,955
144,000	Nippon Express Co Ltd	677,492
190,500	Nippon Mining Holdings Inc	950,366
180,000	Nippon Yusen Kabushiki Kaisha	957,447
21,100	Ono Pharmaceutical Co Ltd	1,110,005
14,500	ORIX Corp	1,842,854
22,750	Promise Co Ltd	1,587,124
85,000	Sankyo Co Ltd	1,662,333
84,000	Sekisui Chemical Co Ltd	549,994
7,200	Shikoku Electric Power Co Inc	136,537
237,000	Shimizu Corp	1,212,936
57,000	Sompo Japan Insurance Inc	544,999
314,000	Taiheiyo Cement Corp	784,668
357,000	Taisei Corp	1,407,467
84,000	Taisho Pharmaceutical Co Ltd	1,614,783
229,300	Takeda Pharmaceutical Co Ltd	11,257,276
15,750	Takefuji Corp	1,026,224
63,300	Tohoku Electric Power Co Inc	1,123,691
70,200	Tokyo Electric Power Co Inc	1,678,022
137,000	TonenGeneral Sekiyu KK	1,271,462
145,000	Toppan Printing Co Ltd	1,504,821

See accompanying notes to the Schedule of Investments.

4

300,100	Toyota Motor Corp	11,191,952
28,000	Trend Micro Inc	1,460,791
84,000	Yamato Transport Co Ltd	1,195,902
		98,324,148

	Netherlands — 6.7%
298,746	ABN Amro Holdings NV	7,335,350
159,607	Aegon NV	1,973,384
31,896	Akzo Nobel NV	1,318,910
11,636	DSM NV	700,869
41,520	Heineken NV	1,313,810
321,669	ING Groep NV	8,828,937
281,537	Koninklijke Ahold NV *	2,068,786
61,672	Philips Electronics NV	1,589,346
71,150	Royal Dutch Petroleum	4,072,053
410	Wolters Kluwer NV	7,864
		29,209,309

	Norway — 2.6%
260,400	DNB NOR ASA	2,457,551
7,500	Elkem ASA Class A	278,318
29,760	Norsk Hydro ASA	2,438,815
13,800	Norske Skogindustrier ASA Class A	293,590
66,700	Orkla ASA	2,055,375
126,700	Statoil ASA	2,000,878
78,400	Tandberg ASA	888,957
108,400	Telenor ASA	957,634
		11,371,118

	Singapore — 1.5%
191,000	DBS Group Holdings Ltd	1,841,008
1,798	Haw Par Corp Ltd	5,376
101,928	Oversea-Chinese Banking Corp	833,534
387,500	Singapore Press Holdings Ltd	1,116,119
1,896,220	Singapore Telecommunications	2,742,666
		6,538,703

	Spain — 2.6%
39,089	Altadis SA	1,596,384
90,738	Banco Bilbao Vizcaya Argentaria SA	1,489,775
135,128	Endesa SA	2,911,148
24,123	Gas Natural SDG SA	690,536
127,628	Iberdrola SA	3,005,228
72,202	Repsol YPF SA	1,759,313
		11,452,384

	Sweden — 3.4%
37,000	Electrolux AB	814,141
29,550	Hennes & Mauritz AB Class B	947,440
302,000	Nordea AB	2,964,508
13,700	Svenska Cellulosa Class B	570,927
200,500	Swedish Match AB	2,267,938
29,700	Tele2 AB Class B	1,167,163
1,795,000	Telefonaktiebolaget LM Ericsson *	5,970,467
		14,702,584

	Switzerland — 3.7%
288	Logitech International SA *	16,963
3,219	Nestle SA (Registered)	825,561
71,594	Novartis AG (Registered)	3,429,755
4,286	Roche Holding AG (Bearer)	515,383

See accompanying notes to the Schedule of Investments.

5

36,973	Roche Holding AG (Non Voting)	3,886,928
10,239	Swisscom AG (Registered)	4,017,472
23,808	UBS AG (Registered)	1,927,021
10,947	Zurich Financial Services AG *	1,684,390
		16,303,473

	United Kingdom — 23.1%
44,566	Alliance & Leicester Plc	724,080
190,117	Allied Domecq Plc	1,875,516
43,942	Associated British Ports	394,794
18,369	AstraZeneca Plc	720,832
345,279	Aviva Plc	3,821,537
59,700	BAA Plc	663,999
352,693	BAE Systems Plc	1,652,599
138,273	Barratt Developments Plc	1,358,362
66,554	BBA Group Plc	368,143
482,391	BG Group Plc	3,348,018
221,172	BHP Billiton Plc	2,586,170
149,415	Boots Group Plc	1,801,350
1,436,778	BP Plc	14,669,627
467,204	BT Group Plc	1,732,001
71,492	Bunzl Plc	609,886
197,599	Cadbury Schweppes Plc	1,767,798
58,233	Capita Plc	397,074
25,885	Carnival Plc	1,444,030
437,060	Centrica Plc	2,071,307
690,155	Dixons Group Plc (New Shares)	1,920,009
106,743	Gallaher Group Plc	1,480,529
386,971	GlaxoSmithKline Plc	8,171,707
73,735	GUS Plc	1,231,263
53,763	Hanson Plc	430,598
290,723	HBOS Plc	4,069,182
245,322	Hilton Group Plc	1,211,160
129,973	Imperial Tobacco Group Plc	3,384,047
3,378,096	Invensys Plc *	1,127,432
156,450	J Sainsbury Plc	780,143
40,880	Land Securities Group Plc	1,003,626
812,527	Lloyds TSB Group Plc	6,537,810
641,354	mmO2 Plc *	1,401,994
317,595	National Grid Transco Plc	2,897,181
90,666	Next Plc	2,778,319
47,039	Persimmon Plc	556,439
35,180	Provident Financial Plc	412,901
41,013	Reckitt Benckiser Plc	1,209,562
38,128	Rio Tinto Plc	1,114,091
258,587	Rolls-Royce Group Plc *	1,299,783
8,223,066	Rolls-Royce Group Plc Class B	15,718
87,306	SABMiller Plc	1,469,259
191,435	Scottish & Southern Energy Plc	3,011,258
147,260	Scottish Power Plc	1,088,090
257,467	Shell Transport & Trading Co Plc (Registered)	2,170,866
66,786	Smiths Group Plc	977,070
71,552	Tate & Lyle Plc	672,260
241,002	Taylor Woodrow Plc	1,069,458
84,656	WH Smith Plc	482,385
55,332	Whitbread Plc	843,725
107,746	William Hill Plc	1,071,550
158,271	Wimpey (George) Plc	1,078,991
117,315	Wolseley Plc	2,016,367
		100,991,896

	TOTAL COMMON STOCKS (COST $361,231,537)	420,381,518

See accompanying notes to the Schedule of Investments.

6

	PREFERRED STOCKS — 0.5%

	Germany — 0.5%
1,658	Porsche AG (Non Voting) 0.70%	1,056,857
2,710	RWE AG 4.35%	123,078
34,503	Volkswagen AG 4.55%	1,133,955
		2,313,890

	TOTAL PREFERRED STOCKS (COST $2,201,720)	2,313,890

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 3.6%

	Cash Equivalent — 3.2%
14,000,000	Dresdner GC Time Deposit, 2.03%, due 12/01/04	14,000,000

	U.S. Government — 0.4%
1,670,000	U.S. Treasury Bill, 2.30,% due 2/24/05 (c)	1,661,503

	TOTAL SHORT-TERM INVESTMENT (COST $15,662,788)	15,661,503

	TOTAL INVESTMENTS — 100.3%
	(Cost $379,096,045)	438,356,911

	Other Assets and Liabilities (net) — (0.3%)	(1,238,360)

	TOTAL NET ASSETS — 100.0%	$437,118,551

*	Non-income producing security.

(a)	Bankrupt issuer.
(b)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees (Note 1).
(c)	Rate shown represents yield to maturity.

Currency Abbreviations:

AUD - Australian Dollar
CAD - Canadian Dollar
CHF - Swiss Franc
EUR - Euro
GBP - British Pound
JPY - Japanese Yen
NOK - Norwegian Krone
NZD - New Zealand Dollar
SEK - Swedish Krona
SGD - Singapore Dollar

See accompanying notes to the Schedule of Investments.

7

GMO International Disciplined Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2004 (Unaudited)

At November 30, 2004, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation

$379,196,886	$61,553,008	$(2,392,983)	$59,160,025

A summary of outstanding financial instruments at November 30, 2004 is as follows:

Forward currency contracts

Settlement Date	Deliver/Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
Buys

2/25/05	CAD	6,350,430	$5,337,453	$79,272
2/25/05	CHF	11,728,910	10,348,399	277,996
2/25/05	JPY	2,634,679,201	25,774,827	341,191
2/25/05	NOK	32,310,680	5,285,215	150,734
2/25/05	NZD	476,704	338,227	4,964
2/25/05	SEK	59,308,073	8,819,438	229,109
2/25/05	SGD	1,188,289	727,793	7,439

				$1,090,705

Sales

2/25/05	AUD	10,726,016	$8,264,619	$(152,163)
2/25/05	EUR	7,723,347	10,269,953	(284,378)
2/25/05	GBP	11,475,260	21,813,982	(707,775)
2/25/05	JPY	232,518,000	2,274,702	(89,227)

				$(1,233,543)

See accompanying notes to the Schedule of Investments.

8

Futures contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)

Buys

52	DAX	December 2004	$7,128,758	$261,045
145	MSCI	December 2004	4,252,459	(33,891)
23	TSE TOPIX	December 2004	2,451,141	(50,343)
				$176,811

Sales

12	CAC 40	December 2004	$599,109	$9,056
26	S&P Toronto 60	December 2004	2,191,430	(87,292)
				$(78,236)

At November 30, 2004, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

See accompanying notes to the Schedule of Investments.

9

GMO International Disciplined Equity Fund

(A Series of GMO Trust)

Notes to Schedule of Investments

November 30, 2004 (Unaudited)

1.              Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and which are consistently followed by GMO International Disciplined Equity Fund (the “Fund”).

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price.  Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. The values of securities which are primarily traded on foreign exchanges are translated into U.S. dollars at the current exchange rate.  Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair value. Shares of mutual funds are valued at their net asset value as reported on each business day.  For other assets, and in cases where market prices are not readily available or the Manager believes established valuation methodologies are unreliable, the Fund’s investments will be valued at “fair value”, as determined in good faith by the Trustees or pursuant to procedures approved by the Trustees. A security’s value may be deemed unreliable if, for example, the Manager becomes aware of information or events that would materially affect that security’s value.  Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange (“NYSE”), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after the close but before the close of the NYSE. As a result, foreign equity securities held by the Fund are generally valued using fair value prices based on modeling tools by a third party vendor to the extent that these fair value prices are available.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars.  The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day.  Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred.  The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments.  Such fluctuations are included with net realized and unrealized gain or loss on investments.  Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of currencies and forward currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid.

Forward currency contracts

The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund’s portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized appreciation or depreciation shown in the Schedule of Investments. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized appreciation or depreciation shown in the Schedule of Investments. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if there are movements in currency values that are unfavorable to the Fund.  The value of the currencies the Fund has committed to buy or sell is shown in the Schedule of Investments and represents the currency exposure the Fund has acquired or hedged through currency contracts as of November 30, 2004.

10

Futures contracts

The Fund may purchase and sell futures contracts to manage its exposure to the financial markets.  Buying futures tends to increase the Fund’s exposure to the underlying instrument.  Selling futures tends to decrease the Fund’s exposure to the underlying instrument or hedge other Fund instruments.  Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange.  In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts.  Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund.  The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed.  Futures contracts involve, to varying degrees, risk of loss in excess of the appreciation and depreciation disclosed in the Schedule of Investments.  Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions.  Losses may arise from the changes in the value of the underlying instrument, if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms.  Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.  See the Schedule of Investments for all open futures contracts held by the Fund as of November 30, 2004.

Options

The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest.  Writing put options tends to increase the Fund’s exposure to the underlying instrument.  Writing call options tends to decrease the Fund’s exposure to the underlying instrument.  When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written.  Premiums received from writing options which expire are treated as realized gains.  Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss.  The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option.  In the event that the Fund writes uncovered call options (i.e. options for investments that the Fund does not own), it bears the risk of incurring substantial losses if the price of the underlying investment increases during the term of the option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.  As of November 30, 2004, the Fund held no written option contracts.

The Fund may also purchase put and call options.  Purchasing call options tends to increase the Fund’s exposure to the underlying instrument.  Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument.  The Fund pays a premium as a cost for a purchased option disclosed in the Schedule of Investments, which is subsequently marked to market to reflect the current value of the option.  Premiums paid for purchasing options which expire are treated as realized losses.  Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid.  As of November 30, 2004, the Fund held no purchased option contracts.

Exchange traded options are valued at the last sale price, or if no sale is reported, the last bid price for purchased options and the last ask price for written options.  Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Manager.

Swap agreements

The Fund may enter into swap agreements to manage its exposure to the financial markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into total return swap agreements, which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. The Fund may also enter into contracts for differences in which the Fund agrees with the counterparty that its return will be based on the relative performance of two different groups or “baskets” of securities, adjusted by an interest rate payment. To the extent that the relative performance of the two baskets of securities exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. In connection with these agreements, cash or securities may be set aside as collateral by the Fund’s custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss. Payments

11

received or made on swap contracts are recorded as realized gain or loss. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts disclosed in the Schedule of Investments. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in the price of the security or index underlying these transactions.  As of November 30, 2004, the Fund held no swap agreements.

Security lending

The Fund may lend its securities to certain qualified brokers.  The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan.  As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of collateral, the risk of delay in recovery or loss of rights in the collateral should the borrower of the securities fail financially.  The Fund receives compensation for lending its securities.  As of November 30, 2004, the Fund had no securities on loan.

Investment risk

There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities.  These risks may involve adverse political and economic developments including the possible imposition of capital controls or other foreign governmental laws or restrictions.  In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets.

2.              Additional information

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semi-annual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

12

GMO International Growth Fund

(A Series of GMO Trust)

Schedule of Investments

November 30, 2004 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	93.8%
Short-Term Investments and Other Assets and Liabilities (net)	5.5
Preferred Stock	0.7
Forward Currency Contracts	0.0
Futures	0.0
100.0%

Industry Sector Summary	% of Equity Investments
Financials	18.1%
Energy	17.0
Health Care	14.3
Consumer Discretionary	11.2
Utilities	11.1
Consumer Staples	10.2
Industrials	6.7
Information Technology	5.5
Telecommunication Services	3.1
Materials	2.8
100.0%

Country Summary	% of Equity Investments
Japan	22.2%
United Kingdom	21.1
France	6.3
Netherlands	5.9
Canada	5.7
Germany	5.5
Australia	5.4
Italy	5.1
Switzerland	4.0
Belgium	3.0
Spain	2.9
Sweden	2.4
Norway	2.3
Hong Kong	2.0
Austria	1.5
Denmark	1.2
Finland	1.1
Ireland	0.9
Singapore	0.7
Greece	0.6
New Zealand	0.2
United States	0.0
100.0%

See accompanying notes to the Schedule of Investments.

1

GMO International Growth Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2004 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 93.8%

	Australia — 5.1%
416,584	Aristocrat Leisure Ltd	2,839,004
138,065	Australia and New Zealand Banking Group Ltd	2,144,582
315,883	Australian Gas Light Co Ltd	3,164,845
400,097	BHP Billiton Ltd	4,761,425
676,390	BlueScope Steel Ltd	4,394,243
778,496	Brambles Industries Ltd	4,235,071
230,962	CSL Ltd	4,745,772
629,003	Foster’s Group Ltd	2,626,113
219,831	National Australia Bank Ltd	4,779,471
40,768	Perpetual Trustees Australia Ltd	1,748,225
263,840	QBE Insurance Group Ltd	2,842,385
336,407	Rinker Group Ltd	2,495,725
487,611	Santos Ltd	3,340,189
731,103	Telstra Corp Ltd	2,789,685
363,528	Toll Holdings Ltd	3,379,970
284,848	Westfield Group *	3,480,964
747,033	WMC Resources Ltd	4,141,522
443,463	Woodside Petroleum Ltd	7,141,235
283,171	Woolworths Ltd	3,282,964
		68,333,390

	Austria — 1.4%
24,610	Bank Austria Creditanstalt AG	2,095,472
52,332	Erste Bank Der Oesterreichischen Sparkassen AG	2,663,724
6,270	Mayr-Melnhof Karton AG (Bearer)	1,002,944
28,180	OMV AG	7,443,890
113,594	Telekom Austria AG	1,936,444
86,976	Wienerberger AG	3,869,211
		19,011,685

	Belgium — 2.9%
61,535	Almanij NV	5,521,872
17,380	Colruyt SA	2,764,364
109,032	Dexia	2,326,238
23,621	Electrabel SA	9,537,527
88,191	Fortis	2,333,902
75,863	KBC Bancassurance Holding	5,652,290
192,548	UCB SA	9,955,406
		38,091,599

	Canada — 5.3%
1,253,200	Bombardier Inc Class B	2,424,086
78,200	Brascan Corp Class A	2,792,458
30,600	Canadian Imperial Bank of Commerce	1,847,761
368,400	Canadian Natural Resources	15,810,481
38,200	Cognos Inc *	1,486,493
90,300	Manulife Financial Corp	4,043,964
123,300	Nexen Inc	5,420,202
93,210	Petro-Canada	5,314,079
48,800	PetroKazakhstan Inc Class A	2,052,058
139,200	Research In Motion Ltd *	12,269,923
88,600	Shoppers Drug Mart Corp *	2,777,109
75,100	Sun Life Financial Inc	2,408,910
222,400	Talisman Energy Inc	6,256,490
115,900	Teck Cominco Ltd Class B	3,507,070
69,000	Toronto-Dominion Bank	2,768,008
		71,179,092

See accompanying notes to the Schedule of Investments.

2

	Denmark — 1.1%
309	AP Moller - Maersk A/S	2,530,061
211,800	H. Lundbeck A/S	3,984,598
155,150	Novo-Nordisk A/S Class B	8,225,839
		14,740,498

	Finland — 1.1%
795,200	Nokia Oyj	12,871,610
44,520	Tietoenator Oyj	1,376,272
		14,247,882

	France — 5.9%
59,892	Bouygues	2,576,881
41,109	Essilor International SA	2,811,138
23,734	Lafarge SA	2,229,472
28,545	Pernod-Ricard	4,267,908
161,097	Peugeot SA	9,843,843
19,906	Pinault-Printemps-Redoute SA	2,068,468
105,458	Sanofi-Aventis	7,939,921
178,855	Total SA	39,157,228
65,527	Veolia Environnement	2,065,299
48,402	Vinci SA	5,998,476
		78,958,634

	Germany — 4.4%
26,627	Adidas-Salomon AG	4,175,750
20,493	Allianz AG (Registered)	2,562,011
87,859	Altana AG	4,799,218
27,073	Celesio AG	2,073,740
25,686	K&S AG	1,308,393
49,797	Merck KGaA	2,867,366
20,941	Puma AG	5,795,696
132,481	RWE AG	7,043,325
260,400	Schering AG	18,530,547
38,406	Siemens AG (Registered)	3,071,113
148,628	T-Online International AG *	1,853,126
109,279	Volkswagen AG	4,916,092
		58,996,377

	Greece — 0.5%
177,870	Cosmote Mobile Telecommunications SA	3,220,286
116,070	National Bank of Greece SA	3,583,094
		6,803,380

	Hong Kong — 1.9%
1,187,500	BOC Hong Kong Holdings Ltd	2,223,202
227,000	Cheung Kong Holdings Ltd	2,182,711
1,145,500	CLP Holdings Ltd	6,578,757
794,000	Esprit Holdings Ltd	4,360,146
3,782,000	Giordano International Ltd	2,378,454
1,157,000	Hong Kong Electric Holdings Ltd	5,184,125
1,045,000	Techtronic Industries Co	2,090,538
		24,997,933

	Ireland — 0.9%
221,251	Anglo Irish Bank Corp	5,011,027
161,589	CRH Plc	4,077,345
111,723	Kerry Group Plc	2,566,601
		11,654,973

See accompanying notes to the Schedule of Investments.

3

	Italy — 4.9%
145,748	Bulgari SPA	1,666,901
1,323,369	Enel SPA	11,809,269
2,082,158	ENI SPA	51,220,639
187,842	Parmalat Finanziaria SPA * (a) (b)	2,497
		64,699,306

	Japan — 21.0%
63,860	Acom Co Ltd	4,791,091
157,600	Aeon Co Ltd	2,653,713
23,600	Aeon Credit Service Co Ltd	1,691,071
40,550	Aiful Corp	4,586,284
137,900	Aisin Seiki Co Ltd	2,963,630
179,000	Bridgestone Corp	3,236,719
44,900	Canon Inc	2,244,537
230,500	Chubu Electric Power Co Inc	5,377,256
95,300	Credit Saison Co Ltd	3,200,288
93,000	Daiichi Pharmaceuticals Co Ltd	1,848,340
1,287	Dentsu Inc	3,519,949
445	East Japan Railway Co	2,443,711
161,600	Eisai Co Ltd	4,811,258
62,300	FamilyMart Co Ltd	1,738,000
26,100	Fanuc Ltd	1,624,865
27,000	Fast Retailing Co Ltd	2,029,019
410,000	Fuji Heavy Industries Ltd	1,893,664
31,000	Fujisawa Pharmaceutical Co Ltd	800,542
661,000	Furukawa Electric Co Ltd *	3,263,648
16,600	Hirose Electric Co Ltd	1,751,786
40,200	Honda Motor Co Ltd	1,923,349
38,000	Hoya Corp	3,949,358
44,500	Ito En Ltd	2,199,504
50,700	Ito-Yokado Co Ltd	2,002,614
90,000	Kansai Electric Power Co Inc	1,747,526
171,000	Kao Corp	4,112,935
308,000	Kawasaki Kisen Kaisha Ltd	2,057,926
9,900	Keyence Corp	2,233,185
88,000	Kyocera Corp	6,170,361
88,400	Kyushu Electric Power Co Inc	1,752,221
198,800	Leopalace21 Corp	3,265,887
199,400	Mitsubishi Corp	2,519,207
396,000	Mitsubishi Electric Corp	1,937,136
2,359	Mitsubishi Tokyo Financial Group Inc	22,267,506
316,000	Mitsui Mining & Smelting Co Ltd	1,315,687
684,000	Mitsui OSK Lines Ltd	4,234,531
42,300	Murata Manufacturing Co Ltd	2,203,560
13,300	Nintendo Co Ltd	1,597,134
463,000	Nippon Mining Holdings Inc	2,309,813
637,000	Nippon Yusen Kabushiki Kaisha	3,388,298
63,700	Nissin Food Products Co Ltd	1,585,265
41,900	Nitto Denko Corp	2,173,847
77,900	Ono Pharmaceutical Co Ltd	4,098,077
28,500	Oriental Land Co Ltd	1,839,927
44,800	ORIX Corp	5,693,782
768,000	Osaka Gas Co Ltd	2,343,633
49,500	Promise Co Ltd	3,453,304
210	Rakuten Inc	1,725,425
150,000	Sankyo Co Ltd	2,933,528
45,500	Sega Sammy Holdings Inc *	2,412,326
57,000	Shin-Etsu Chemical Co Ltd	2,202,453

See accompanying notes to the Schedule of Investments.

4

204,000	Sumitomo Realty and Development Co Ltd	2,501,465
298,000	Taisho Pharmaceutical Co Ltd	5,728,635
214,000	Taiyo Yuden Co Ltd	2,175,452
1,023,600	Takeda Pharmaceutical Co Ltd	50,252,715
18,000	Takefuji Corp	1,172,827
160,900	Terumo Corp	4,118,934
201,900	Tohoku Electric Power Co Inc	3,584,096
86,900	Tokyo Electric Power Co Inc	2,077,210
35,900	Tokyo Electron Ltd	1,964,446
566,000	Tokyo Gas Co Ltd	2,270,784
381,000	Tokyu Corp	1,936,030
231,000	Toppan Printing Co Ltd	2,397,336
669,600	Toyota Motor Corp	24,972,112
110,000	Trend Micro Inc	5,738,822
129,300	Yamaha Motor Co Ltd	1,893,759
130,400	Yamanouchi Pharmaceutical Co Ltd	4,750,198
120,000	Yamato Transport Co Ltd	1,708,431
		279,361,928

	Netherlands — 5.6%
296,952	ABN Amro Holdings NV	7,291,300
36,089	Akzo Nobel NV	1,492,292
97,179	Heineken NV	3,075,018
1,835,847	ING Groep NV	50,388,997
1,036,057	Koninklijke Ahold NV *	7,613,138
43,944	Royal Dutch Petroleum	2,515,001
44,958	Royal Numico NV *	1,601,213
		73,976,959

	New Zealand — 0.2%
477,085	Telecom Corp of New Zealand	2,068,004

	Norway — 2.2%
353,860	DNB NOR ASA	3,339,590
75,400	Frontline Ltd	4,572,307
58,320	Norsk Hydro ASA	4,779,290
124,800	Orkla ASA	3,845,738
401,000	Statoil ASA	6,332,691
399,800	Tandberg ASA	4,533,229
191,200	Telenor ASA	1,689,111
		29,091,956

	Singapore — 0.7%
276,000	DBS Group Holdings Ltd	2,660,305
452,000	Keppel Corp Ltd	2,218,050
233,000	Oversea-Chinese Banking Corp	1,905,398
549,000	Singapore Press Holdings Ltd	1,581,289
271,930	Singapore Telecommunications	393,316
		8,758,358

	Spain — 2.8%
297,661	Altadis SA	12,156,390
302,524	Endesa SA	6,517,467
126,165	Gamesa Corp Tecnologica SA	1,665,712
164,834	Gas Natural SDG SA	4,718,474
54,790	Grupo Ferrovial SA	2,645,589
199,440	Iberdrola SA	4,696,170
171,086	Union Fenosa SA	4,407,911
		36,807,713

See accompanying notes to the Schedule of Investments.

5

	Sweden — 2.2%
198,400	Assa Abloy AB	3,082,000
144,500	Hennes & Mauritz AB Class B	4,632,995
331,500	Nordea AB	3,254,087
52,500	Sandvik AB	2,123,710
254,700	Securitas AB	4,035,416
216,900	Skanska AB Class B	2,550,019
662,500	Swedish Match AB	7,493,809
69,950	Tele2 AB Class B	2,748,925
		29,920,961

	Switzerland — 3.8%
105,282	Compagnie Financiere Richemont AG	3,204,176
3,962	Geberit AG (Registered)	2,795,651
51,494	Kudelski SA (Bearer) *	1,933,720
77,339	Micronas Semiconductor Holding AG (Registered) *	3,335,813
66,497	Novartis AG (Registered)	3,185,580
63,558	Phonak Holding AG (Registered)	2,005,610
64,653	Roche Holding AG (Non Voting)	6,796,894
6,251	Serono SA	4,018,277
16,002	Straumann Holding AG (Registered)	3,485,951
30,614	Swisscom AG (Registered)	12,012,001
95,620	UBS AG (Registered)	7,739,489
		50,513,162

	United Kingdom — 19.9%
597,966	Allied Domecq Plc	5,898,971
48,912	AstraZeneca Plc	1,919,393
603,379	Barclays Plc	6,228,484
234,232	Barratt Developments Plc	2,301,042
133,698	Boots Group Plc	1,611,866
4,399,466	BP Plc	44,918,927
242,121	British American Tobacco Plc	4,049,949
663,719	Cadbury Schweppes Plc	5,937,891
381,594	Capita Plc	2,601,976
3,693,632	Centrica Plc	17,504,794
133,089	Cobham Group Plc	3,669,969
2,919,291	Dixons Group Plc (New Shares)	8,121,459
32,796	DX Services Plc *	189,322
160,756	Enterprise Inns Plc	2,095,961
532,498	Gallaher Group Plc	7,385,766
261,243	GlaxoSmithKline Plc	5,516,696
419,091	HBOS Plc	5,865,919
666,437	Hilton Group Plc	3,290,214
162,887	HSBC Holdings Plc	2,772,305
935,056	Imperial Tobacco Group Plc	24,345,624
79,841	Land Securities Group Plc	1,960,140
1,163,896	Lloyds TSB Group Plc	9,365,019
4,405,667	mmO2 Plc *	9,630,750
410,573	Morrison Supermarkets	1,765,823
2,879,908	National Grid Transco Plc	26,271,245
317,258	Next Plc	9,721,879
145,903	Northern Rock Plc	2,021,393
292,137	Persimmon Plc	3,455,781
56,724	Reckitt Benckiser Plc	1,672,913
358,926	Reuters Group Plc	2,628,605
153,299	Royal Bank of Scotland Group	4,710,972
161,725	SABMiller Plc	2,721,645
692,037	Scottish & Southern Energy Plc	10,885,690
614,065	Shell Transport & Trading Co Plc (Registered)	5,177,567
434,512	Smith & Nephew Plc	4,428,515
827,985	Tesco Plc	4,769,446

See accompanying notes to the Schedule of Investments.

6

431,535	William Hill Plc	4,291,681
170,080	Wolseley Plc	2,923,273
		264,628,865

	United States — 0.0%
10,053	Ship Finance International Ltd	251,828

	TOTAL COMMON STOCKS (COST $1,084,456,306)	1,247,094,483

	PREFERRED STOCKS — 0.7%

	Germany — 0.7%
28,600	Fresenius AG (Non Voting) 1.83%	2,658,356
7,740	Porsche AG (Non Voting) 0.70%	4,933,696
71,411	Volkswagen AG 4.55%	2,346,952
		9,939,004

	TOTAL PREFERRED STOCKS (COST $9,306,683)	9,939,004

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 4.7%

	Cash Equivalent — 4.2%
55,800,000	Branch Bank & Trust, 2.00%, due 12/01/04	55,800,000

	U.S. Government — 0.5%
6,200,000	U.S. Treasury Bill, 2.30%, due 2/24/05 (c) (d)	6,168,454

	TOTAL SHORT-TERM INVESTMENT (COST $61,972,932)	61,968,454

	TOTAL INVESTMENTS — 99.2%
	(Cost $1,155,735,921)	1,319,001,941

	Other Assets and Liabilities (net) — 0.8%	10,224,824

	TOTAL NET ASSETS — 100.0%	$1,329,226,765

*	Non-income producing security.
(a)	Bankrupt issuer.
(b)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees (Note 1).
(c)	All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts (Note 1).
(d)	Rate shown represents yield to maturity.

Currency Abbreviations:

AUD - Australian Dollar
CAD - Canadian Dollar
CHF - Swiss Franc
DKK - Danish Krone
EUR - Euro
GBP - British Pound

See accompanying notes to the Schedule of Investments.

7

HKD - Hong Kong Dollar
JPY - Japanese Yen
NOK - Norwegian Krone
NZD - New Zealand Dollar
SEK - Swedish Krona
SGD - Singapore Dollar

See accompanying notes to the Schedule of Investments.

8

GMO International Growth Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2004 (Unaudited)

At November 30, 2004, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$1,157,994,991	$170,978,023	$(9,971,073)	$161,006,950

A summary of outstanding financial instruments at November 30, 2004 is as follows:

Forward currency contracts

Settlement Date	Deliver/Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
Buys

2/25/2005	CHF	14,485,913	$12,780,899	$337,560
2/25/2005	JPY	7,400,930,406	72,402,629	1,227,127
2/25/2005	NOK	116,564,453	19,067,016	444,103
2/25/2005	NZD	1,092,973	775,477	11,382
2/25/2005	SEK	270,883,560	40,281,880	1,118,259
2/25/2005	SGD	11,853,090	7,259,679	74,587
				$3,213,018

Sales

2/25/2005	AUD	33,090,912	$25,497,237	$(248,002)
2/25/2005	CAD	37,993,743	31,933,240	(474,785)
2/25/2005	DKK	83,232,179	14,897,783	(413,713)
2/25/2005	EUR	18,950,422	25,198,913	(679,234)
2/25/2005	GBP	14,431,508	27,433,683	(948,577)
2/25/2005	HKD	30,785,852	3,976,396	1,541
				$(2,762,770)

See accompanying notes to the Schedule of Investments.

9

Futures contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
Buys

45	CAC 40	December 2004	$2,246,659	$(21,457)
13	DAX	December 2004	1,782,190	(18,185)
5	Hang Seng	December 2004	451,810	(264)
6	IBEX 35	December 2004	694,601	(1,603)
430	MSCI	December 2004	12,610,741	(100,558)
882	OMX	December 2004	9,767,961	69,792
5	S&P/MIB	December 2004	984,726	(5,112)
160	SPI 200	December 2004	12,175,423	552,139
343	TOPIX	December 2004	36,553,968	(152,166)
				322,586

Sales

377	FTSE 100	December 2004	34,008,758	$56,096

At November 30, 2004, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

See accompanying notes to the Schedule of Investments.

10

GMO International Growth Fund

(A Series of GMO Trust)

Notes to Schedule of Investments

November 30, 2004 (Unaudited)

1.              Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and which are consistently followed by GMO International Growth Fund (the “Fund”).

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price.  Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price.  The values of securities which are primarily traded on foreign exchanges are translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair value.  Shares of mutual funds are valued at their net asset value as reported on each business day. For other assets, and in cases where market prices are not readily available or the Manager believes established valuation methodologies are unreliable, the Fund’s investments will be valued at “fair value”, as determined in good faith by the Trustees or pursuant to procedures approved by the Trustees. A security’s value may be deemed unreliable if, for example, the Manager becomes aware of information or events that would materially affect its value. Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange (“NYSE”), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, foreign equity securities held by the Fund are generally valued using fair value prices based on modeling tools by a third party vendor to the extent that these fair value prices are available.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars.  The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day.  Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred.  The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments.  Such fluctuations are included with net realized and unrealized gain or loss on investments.  Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of currencies and forward currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid.

Forward currency contracts

The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund’s portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized appreciation or depreciation shown in the Schedule of Investments. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized appreciation or depreciation shown in the Schedule of Investments. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if there are movements in currency values that are unfavorable to the Fund.  The value of the currencies the Fund has committed to buy or sell is shown in the Schedule of Investments and represents the currency exposure the Fund has acquired or hedged through currency contracts as of November 30, 2004.

11

Futures contracts

The Fund may purchase and sell futures contracts to manage its exposure to the financial markets.  Buying futures tends to increase the Fund’s exposure to the underlying instrument.  Selling futures tends to decrease the Fund’s exposure to the underlying instrument or hedge other Fund instruments.  Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange.  In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts.  Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund.  The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed.  Futures contracts involve, to varying degrees, risk of loss in excess of the appreciation and depreciation disclosed in the Schedule of Investments.  Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions.  Losses may arise from the changes in the value of the underlying instrument, if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms.  Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

See the Schedule of Investments for all open futures contracts held by the Fund as of November 30, 2004.

Options

The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest.  Writing put options tends to increase the Fund’s exposure to the underlying instrument.  Writing call options tends to decrease the Fund’s exposure to the underlying instrument.  When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written.  Premiums received from writing options which expire are treated as realized gains.  Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss.  The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option.  In the event that the Fund writes uncovered call options (i.e. options for investments that the Fund does not own), it bears the risk of incurring substantial losses if the price of the underlying investment increases during the term of the option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. As of November 30, 2004, the Fund held no written option contracts.

The Fund may also purchase put and call options.  Purchasing call options tends to increase the Fund’s exposure to the underlying instrument.  Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument.  The Fund pays a premium as a cost for a purchased option disclosed in the Schedule of Investments, which is subsequently marked to market to reflect the current value of the option.  Premiums paid for purchasing options which expire are treated as realized losses.  Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid.  As of November 30, 2004, the Fund held no purchased option contracts.

Exchange traded options are valued at the last sale price, or if no sale is reported, the last bid price for purchased options and the last ask price for written options.  Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Manager.

Swap agreements

The Fund may enter into swap agreements to manage its exposure to the financial markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into total return swap agreements, which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. The Fund may also enter into contracts for differences in which the Fund agrees with the counterparty that its return will be based on the relative performance of two different groups or “baskets” of securities, adjusted by an interest rate payment. To the extent that the relative performance of the two baskets of securities exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. In connection with these agreements, cash or securities may be set aside as collateral by the Fund’s custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss. Payments

12

received or made on swap contracts are recorded as realized gain or loss. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts disclosed in the Schedule of Investments. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in the price of the security or index underlying these transactions.  As of November 30, 2004, the Fund held no open swap agreements.

Security lending

The Fund may lend its securities to certain qualified brokers.  The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan.  As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in recovery or loss of rights in the collateral should the borrower of the securities fail financially.  The Fund receives compensation for lending its securities.  As of November 30, 2004, the Fund had no securities on loan.

Investment risk

There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities.  These risks may involve adverse political and economic developments including the possible imposition of capital controls or other foreign governmental laws or restrictions.  In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets.

2.              Additional information

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semi-annual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

13

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Schedule of Investments

November 30, 2004 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	95.0%
Short-Term Investments and Other Assets and Liabilities (net)	4.6
Preferred Stock	0.5
Forward Currency Contracts	0.0
Futures	(0.1)
100.0%

Industry Sector Summary	% of Equity Investments
Financials	32.8%
Health Care	12.2
Energy	11.5
Consumer Discretionary	11.3
Utilities	10.5
Industrials	6.4
Consumer Staples	5.8
Materials	4.0
Telecommunication Services	3.3
Information Technology	2.2
100.0%

Country Summary	% of Equity Investments
Japan	23.6%
United Kingdom	21.0
Netherlands	8.9
Germany	6.4
France	4.7
Italy	4.4
Belgium	4.3
Australia	3.9
Sweden	3.1
Switzerland	2.9
Austria	2.5
Hong Kong	2.5
Norway	2.3
Spain	2.3
Finland	2.0
Canada	1.6
Singapore	1.6
Ireland	1.5
Denmark	0.4
Greece	0.1
Malaysia	0.0
100.0%

See accompanying notes to the Schedule of Investments.

1

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2004 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 95.0%

	Australia — 3.7%
1,030,676	Australia and New Zealand Banking Group Ltd	16,009,624
312,302	BlueScope Steel Ltd	2,028,905
541,723	Boral Ltd	2,883,709
975,639	Brambles Industries Ltd (a)	5,307,542
175,400	Caltex Australia Ltd	1,243,331
3,455,946	General Property Trust Units (a)	9,742,043
1,187,373	National Australia Bank Ltd	25,815,355
1,200	National Australia Bank Ltd ADR	130,212
525,672	Promina Group Ltd	2,021,561
236,603	QBE Insurance Group Ltd	2,548,957
675,869	Rinker Group Ltd	5,014,115
689,013	Santos Ltd	4,719,815
2,199,705	Stockland	9,999,513
3,516,256	Telstra Corp Ltd (a)	13,417,052
1,386,416	Westfield Group *	16,942,593
313,945	Woodside Petroleum Ltd	5,055,563
		122,879,890

	Austria — 2.3%
86,883	Austrian Airlines *	1,140,677
38,312	Bank Austria Creditanstalt AG	3,262,159
109,754	Boehler Uddeholm (Bearer)	13,008,485
87,018	Erste Bank Der Oesterreichischen Sparkassen AG	4,429,259
82,171	Flughafen Wien AG	5,901,172
60,426	Generali Holding Vienna AG (a)	2,090,946
23,286	Mayr-Melnhof Karton AG (Bearer)	3,724,809
78,325	OMV AG	20,689,946
165,744	RHI AG *	4,451,614
37,616	VA Technologie AG (Bearer) *	2,932,821
157,795	Voestalpine AG (a)	11,287,685
129,125	Wienerberger AG	5,744,250
		78,663,823

	Belgium — 4.1%
207,134	Almanij NV	18,587,265
91,921	Belgacom SA *	3,669,280
13,773	Colruyt SA	2,190,655
77,482	Delhaize Group (a)	5,995,512
1,198,241	Dexia (a)	25,564,918
42,305	Electrabel SA	17,081,627
976,535	Fortis	25,843,195
350,147	KBC Bancassurance Holding	26,088,242
256,306	UCB SA	13,251,917
		138,272,611

	Canada — 1.5%
130,800	BCE Inc	3,173,609
51,100	Canadian National Railway Co	2,954,565
254,400	Canadian Natural Resources	10,917,987
38,300	Dofasco Inc	1,394,718
128,700	EnCana Corp	7,338,514
48,500	Magna International Inc Class A	3,852,508
99,000	Manulife Financial Corp	4,433,581
234,600	National Bank of Canada	9,204,062
49,300	Quebecor Inc Class B	1,036,542
137,600	Royal Bank of Canada	7,221,092
		51,527,178

See accompanying notes to the Schedule of Investments.

2

	Denmark — 0.4%
219,400	Danske Bank A/S	6,559,679
113,800	Novo-Nordisk A/S Class B (a)	6,033,519
		12,593,198

	Finland — 1.9%
36,700	Finnair Oyj Class A	251,221
353,400	Fortum Oyj	6,123,488
203,600	Kesko Oyj Class B (a)	4,734,972
2,334,250	Nokia Oyj	37,783,648
209,054	Rautaruukki Oyj	2,522,511
719,100	Sampo Oyj Class A	9,281,473
38,100	Stockmann Oyj AB Class A	1,158,312
6,700	Stockmann Oyj AB Class B	204,007
23,400	Wartsila Oyj Class A	795,660
		62,855,292

	France — 4.5%
310,680	BNP Paribas	21,602,008
32,081	Bongrain SA (a)	2,177,288
301,128	Cie de Saint-Gobain	17,132,008
5,470	Fromageries Bel Vache qui Rit (a)	960,686
595,567	Havas SA	3,291,137
42,274	Imerys SA (a)	3,231,432
101,040	Michelin SA Class B	5,840,836
30,611	Pernod-Ricard	4,576,806
26,238	Peugeot SA	1,603,275
110,406	Sanofi-Aventis	8,312,455
2,821,153	SCOR SA * (a)	5,243,986
199,030	Societe Generale	19,221,458
314,940	Suez SA	7,404,689
230,750	Total SA	50,518,746
		151,116,810

	Germany — 5.8%
68,628	Aareal Bank AG (a)	2,098,059
74,525	Adidas-Salomon AG	11,687,302
174,469	Altana AG	9,530,210
116,288	Bankgesellschaft Berlin AG *	312,212
157,515	Bayerische Motoren Werke AG	6,676,148
63,468	Celesio AG	4,861,526
390,540	DaimlerChrysler AG (Registered)	17,477,876
42	Degussa AG	1,816
42,800	Douglas Holdings AG	1,416,139
551,299	E. On AG	46,425,440
37,871	HeidelbergCement AG	2,149,100
40,159	Hypo Real Estate Holding AG *	1,555,272
151,776	MAN AG	5,765,481
79,989	Merck KGaA	4,605,854
1,009	Mobilcom AG	18,863
297,870	RWE AG	15,836,196
464,459	Schering AG	33,051,764
42,995	Schwarz Pharma AG (a)	1,784,303
158,210	Suedzucker AG	3,196,110
277,032	ThyssenKrupp AG (a)	6,019,565
276,700	TUI AG (a)	6,167,798
290,984	Volkswagen AG	13,090,385
		193,727,419

See accompanying notes to the Schedule of Investments.

3

	Greece — 0.1%
125,680	Cosmote Mobile Telecommunications SA	2,275,401
73,636	National Bank of Greece SA	2,273,151
		4,548,552

	Hong Kong — 2.4%
1,093,000	Cheung Kong Infrastructure Holdings Ltd	3,136,196
3,001,598	CLP Holdings Ltd	17,238,571
809,409	Great Eagle Holdings Ltd	1,924,128
319,000	Guoco Group	2,842,097
2,696,511	Hang Lung Group Co Ltd	5,055,852
228,100	Hang Seng Bank Ltd	3,163,887
835,900	Hong Kong Aircraft Engineering Co Ltd	4,410,422
3,952,969	Hong Kong Electric Holdings Ltd	17,711,916
515,700	Hong Kong Ferry Co Ltd	569,409
1,000	Hong Kong Land Holdings	2,548
179,362	Jardine Matheson Holdings Ltd	2,994,395
951,911	Jardine Strategic Holdings Ltd	7,662,884
1,499,862	Mandarin Oriental International Ltd *	1,019,006
553,000	Swire Pacific Ltd Class A	4,432,840
851,000	Wharf Holdings Ltd	3,026,454
1,643,900	Yue Yuen Industrial Holdings	4,259,813
		79,450,418

	Ireland — 1.4%
363,391	Allied Irish Banks Plc	7,061,428
1,393,803	Bank of Ireland	21,383,941
739,932	CRH Plc	18,670,565
		47,115,934

	Italy — 4.1%
860,737	Enel SPA	7,680,907
4,197,276	ENI SPA	103,252,088
107,608	Fiat SPA (Savings Shares) * (a)	559,738
106,315	Fondiaria - Sai SPA - RNC	1,656,775
588,000	Grassetto SPA * (b)	7,815
248,311	Italcementi SPA	2,597,768
22,322	Italmobiliare SPA	1,292,973
88,800	Natuzzi SPA ADR	990,120
1,134,613	Parmalat Finanziaria SPA * (b) (c)	15,080
491,236	SMI (Societa Metallurgica Italy) *	309,203
1,851,772	Snam Rete Gas SPA	9,926,591
3,980,991	Telecom Italia Di RISP	10,985,571
		139,274,629

	Japan — 22.6%
241,020	Acom Co Ltd	18,082,503
111,450	Aiful Corp	12,605,213
120,300	Aisin Seiki Co Ltd	2,585,386
112,000	Autobacs Seven Co Ltd (a)	3,268,951
498,000	Bank of Yokohama Ltd	3,138,999
205,000	Bridgestone Corp	3,706,857
227,000	Canon Sales Co Inc	3,250,629
578,000	Chiba Bank	3,668,629
589,500	Chubu Electric Power Co Inc	13,752,246
45,700	Chudenko Corp	661,256
182,200	Chugoku Electric Power Co Inc	3,329,739
1,410,000	Cosmo Oil Co Ltd (a)	4,092,793
665,000	Daido Steel Co Ltd	1,819,427
573,200	Daiichi Pharmaceuticals Co Ltd	11,392,136

See accompanying notes to the Schedule of Investments.

4

836,000	Daikyo Inc * (a)	1,354,698
5,000	Daio Paper Corp	45,167
310,700	Daito Trust Construction Co Ltd	14,036,570
383,000	Daiwa Kosho Lease Co Ltd (a)	2,039,684
199,000	Denso Corp	4,757,223
462,100	Eisai Co Ltd	13,757,936
210,000	Ezaki Glico Co Ltd	1,477,845
133,200	FamilyMart Co Ltd	3,715,915
1,784,000	Fuji Heavy Industries Ltd (a)	8,239,749
154,400	Fuji Photo Film Co Ltd	5,422,092
55,000	Fukuyama Transporting Co Ltd	217,293
1,408,000	Furukawa Electric Co Ltd *	6,951,915
3,000	Gunze Ltd	13,077
8,000	Hitachi Kokusai Electric Inc	63,879
1,813,000	Hitachi Ltd	11,646,374
280,500	Hokkaido Electric Power	5,334,862
597,300	Honda Motor Co Ltd	28,577,529
134,500	House Foods Corp	1,914,408
1,693,000	Isuzu Motors Ltd * (a)	5,030,255
1,813,000	Itochu Corp *	8,206,510
323,000	Itoham Foods Inc	1,562,437
35,000	Japan Airport Terminal Co Ltd	328,678
166,000	Japan Securities Finance Co	1,088,639
189,000	Joyo Bank	884,277
2,183,000	Kajima Corp	9,435,277
1,020,000	Kamigumi Co Ltd	7,905,331
341,000	Kandenko Co	1,806,310
481,100	Kansai Electric Power Co Inc	9,341,498
1,257,000	Kao Corp	30,233,683
3,639,000	Kawasaki Heavy Industries Ltd (a)	5,478,094
216,000	Kikkoman Corp	1,969,019
190,000	Kinden Corp	1,399,222
209,000	Kirin Brewery Co Ltd	2,001,332
108,000	Kissei Pharmaceutical Co Ltd (a)	2,262,447
69,100	Konami Corp (a)	1,502,423
87,400	Kyocera Corp	6,128,290
254,900	Kyushu Electric Power Co Inc	5,052,502
437,400	Leopalace21 Corp	7,185,608
465,000	Maeda Corp	2,080,324
159,000	Maeda Road Construction (a)	1,171,367
191,000	Makita Corp (a)	2,950,176
2,772,000	Marubeni Corp	7,845,150
130,000	Maruichi Steel Tube	2,279,671
2,138,000	Mazda Motor Corp (a)	6,558,536
2,577,000	Mitsubishi Materials Corp	5,341,569
1,517	Mitsubishi Tokyo Financial Group Inc	14,321,433
389,000	Mitsui OSK Lines Ltd	2,408,235
860,000	Mitsui Trust Holding Inc	6,536,818
2,866	Mizuho Financial Group Inc	12,439,311
152,000	Nagase & Co	1,201,299
138,000	Nippo Corp	820,145
819,000	Nippon Express Co Ltd	3,853,235
1,230,000	Nippon Light Metal (a)	3,205,471
1,131,500	Nippon Mining Holdings Inc	5,644,824
541,000	Nippon Shinpan Co Ltd *	1,913,191
1	Nippon Unipac Holding	1,804
495,000	Nippon Yusen Kabushiki Kaisha	2,632,979
807,000	Nishimatsu Construction (a)	2,530,861
97,000	Nisshin Oillio Group Ltd	433,580
386,000	Nisshinbo Industries Inc	2,638,282
247,200	Nissin Food Products Co Ltd	6,151,922

See accompanying notes to the Schedule of Investments.

5

981,000	Obayashi Corp	6,085,897
204,000	Ono Pharmaceutical Co Ltd	10,731,806
112,200	ORIX Corp	14,259,874
2,707,000	Osaka Gas Co Ltd	8,260,696
264,700	Promise Co Ltd	18,466,454
59,000	Royal Co Ltd	769,005
116,000	Ryosan Co	2,618,173
659,000	Sankyo Co Ltd	12,887,967
36,500	Sega Sammy Holdings Inc * (a)	1,935,162
399,000	Seino Transportation Co Ltd	3,621,861
1,247,000	Shimizu Corp	6,381,991
273,000	Sompo Japan Insurance Inc	2,610,258
395,000	Sumitomo Chemical Co Ltd	1,964,403
91,000	Sumitomo Forestry Co Ltd	800,514
1,491,000	Taiheiyo Cement Corp	3,725,922
1,881,000	Taisei Corp	7,415,813
645,000	Taisho Pharmaceutical Co Ltd	12,399,227
2,447,400	Takeda Pharmaceutical Co Ltd	120,152,886
149,550	Takefuji Corp (a)	9,744,239
227,400	Terumo Corp	5,821,290
9,000	Toagosei Co Ltd	28,601
513,400	Tohoku Electric Power Co Inc	9,113,794
721,300	Tokyo Electric Power Co Inc	17,241,561
762,000	TonenGeneral Sekiyu KK	7,071,927
268,000	Toppan Printing Co Ltd	2,781,325
245,000	Toshiba TEC Corp	1,089,292
121,000	Toyo Seikan Kaisha Ltd	1,972,208
1,627,700	Toyota Motor Corp	60,703,564
248,000	Wacoal Corp	2,784,958
305,000	Yamato Transport Co Ltd	4,342,263
60,000	Yamazaki Baking Co Ltd	542,961
		757,008,887

	Malaysia — 0.0%
751,000	Promet Berhad * (b)	1,976
234,000	Saship Holdings * (b) (c)	616
		2,592

	Netherlands — 8.5%
4,067,300	ABN Amro Holdings NV	99,867,671
1,592,436	Aegon NV	19,688,909
231,833	Akzo Nobel NV	9,586,372
145,861	Corio NV	7,985,359
68,501	DSM NV	4,126,008
13,510	Gamma Holdings NV	641,294
121,835	Heineken NV	3,855,203
4,005,058	ING Groep NV	109,927,927
240,550	Koninklijke Wessanen NV	3,046,865
352,655	OCE NV (a)	5,271,941
251,544	Royal Dutch Petroleum	14,396,354
60,761	Wereldhave NV	6,014,766
		284,408,669

	Norway — 2.2%
162,817	Aker Kvaerner ASA * (a)	731,645
2,561,969	DNB NOR ASA	24,178,843
37,560	Elkem ASA Class A (a)	1,393,818
45,828	Fred Olsen Energy * (a)	585,887
263,757	Norsk Hydro ASA	21,614,733
353,604	Orkla ASA	10,896,382
756,533	Statoil ASA	11,947,357
126,500	Yara International ASA *	1,627,558
		72,976,223

See accompanying notes to the Schedule of Investments.

6

	Singapore — 1.5%
6,763,249	ComfortDelgro Corp Ltd	5,902,089
784,000	DBS Group Holdings Ltd	7,556,808
549,000	Fraser & Neave Ltd	4,887,599
492,193	Haw Par Corp Ltd	1,471,737
741,104	Hotel Properties Ltd	520,407
359,000	Keppel Corp Ltd	1,761,682
734,000	Oversea-Chinese Banking Corp	6,002,413
1,324,000	SembCorp Industries Ltd	1,172,161
179,000	Singapore Land Ltd	489,218
691,000	Singapore Press Holdings Ltd	1,990,293
10,410,370	Singapore Telecommunications	15,057,414
1,946,201	Straits Trading Co Ltd	2,615,546
1,240,960	United Industrial Corp Ltd	694,216
		50,121,583

	Spain — 2.2%
1,520,918	Endesa SA	32,766,102
838,835	Iberdrola SA	19,751,862
765,441	Repsol YPF SA	18,651,146
253,268	Sacyr Vallehermoso SA	3,876,420
		75,045,530

	Sweden — 2.9%
200,000	Electrolux AB	4,400,761
122,600	Getinge AB	1,522,322
276,800	Holmen AB Class B (a)	9,667,365
4,607,800	Nordea AB	45,231,317
447,000	Skandinaviska Enskilda Banken Class A (a)	8,507,850
363,500	Skanska AB Class B (a)	4,273,546
291,700	Svenska Handelsbanken Class A	7,119,409
1,562,500	Swedish Match AB	17,674,077
		98,396,647

	Switzerland — 2.8%
4,137	Banque Cantonale Vaudoise	638,605
16,293	Nestle SA (Registered)	4,178,585
1,282	Pargesa Holdings SA (Bearer)	4,331,847
247,252	Roche Holding AG (Non Voting)	25,993,314
3,078	Sika AG (Bearer) *	1,818,279
87,584	Swisscom AG (Registered)	34,365,294
11,335	Valora Holding AG	2,747,192
129,307	Zurich Financial Services AG *	19,896,176
		93,969,292

	United Kingdom — 20.1%
559,574	Alliance & Leicester Plc	9,091,605
726,799	Allied Domecq Plc	7,169,916
183,429	Arriva Plc	1,717,955
159,575	AstraZeneca Plc	6,262,003
3,835,904	Aviva Plc	42,455,660
504,297	Barclays Plc	5,205,693
1,266,478	Barratt Developments Plc	12,441,591
1,140,584	BBA Group Plc	6,309,139
237,950	Berkeley Group Holdings	5,417,161
1,467,020	Boots Group Plc	17,686,425
7,232,525	BP Plc	73,844,703
344,766	BPB Plc	2,900,348

See accompanying notes to the Schedule of Investments.

7

229,372	British Energy Plc *	62,478
511,082	British Energy Plc (Deferred Shares) *	—
5,838,864	BT Group Plc	21,645,621
2,075,766	Centrica Plc	9,837,433
239,159	Cobham Group Plc	6,594,881
406,887	Diageo Plc	5,696,347
5,718,887	Dixons Group Plc (New Shares)	15,909,927
2,941	Friends Provident Plc	8,609
4,106,049	GlaxoSmithKline Plc	86,707,868
237,099	Great Portland Estates Plc	1,451,375
198,478	GUS Plc	3,314,281
2,686,936	HBOS Plc	37,608,419
876,783	Hilton Group Plc	4,328,697
895,473	IMI Plc	6,484,078
748,397	Imperial Tobacco Group Plc	19,485,670
106,071	Inchcape Plc	3,314,817
644,304	Land Securities Group Plc	15,818,012
10,652,131	Lloyds TSB Group Plc	85,709,902
302,739	Mitchells & Butlers Plc	1,750,466
2,076,629	National Grid Transco Plc	18,943,532
623,101	Next Plc	19,093,963
2,589,847	Northern Foods Plc	8,328,709
491,556	Northern Rock Plc	6,810,194
821,265	Persimmon Plc	9,715,005
692,011	Provident Financial Plc	8,121,995
1,772,268	Scottish & Southern Energy Plc	27,877,642
238,110	Severn Trent Plc	4,046,578
882,315	Shell Transport & Trading Co Plc (Registered)	7,439,351
1,107,565	Somerfield Plc	3,231,769
539,142	Tate & Lyle Plc	5,065,457
1,673,669	Taylor Woodrow Plc	7,426,985
510,164	WH Smith Plc	2,907,007
690,821	Whitbread Plc	10,533,927
1,487,977	Wimpey (George) Plc	10,144,082
477,516	Wolseley Plc	8,207,370
		674,124,646

	TOTAL COMMON STOCKS (COST $2,599,595,542)	3,188,079,823

	PREFERRED STOCKS — 0.5%

	Germany — 0.4%
1,325	Porsche AG (Non Voting) 0.70%	844,593
69,431	RWE AG 4.35%	3,153,299
9,000	Villeroy & Boch AG (Non Voting) 5.78%	108,212
251,083	Volkswagen AG 4.55%	8,251,946
		12,358,050

	Italy — 0.1%
102,079	Fiat SPA	508,050
206,979	IFI Istituto Finanziario Industries	2,614,439
		3,122,489

	TOTAL PREFERRED STOCKS (COST $16,073,694)	15,480,539

See accompanying notes to the Schedule of Investments.

8

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 8.3%

	Cash Equivalents — 7.7%
$125,500,000	Royal Bank of Canada GC Time Deposit, 2.01% due 12/01/04	125,500,000
132,902,284	The Boston Global Investment Trust (d)	132,902,284
		258,402,284

	U.S. Government — 0.6%
$18,950,000	U.S. Treasury Bill, 2.30%, due 2/24/05 (e) (f)	18,853,582

	TOTAL SHORT-TERM INVESTMENT (COST $277,269,669)	277,255,866

	TOTAL INVESTMENTS — 103.8% (Cost $2,892,938,905)	3,480,816,228

	Other Assets and Liabilities (net) — (3.8%)	(126,483,456)

	TOTAL NET ASSETS — 100.0%	$3,354,332,772

ADR - American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of this security is out on loan (Note 1).
(b)	Bankrupt issuer.
(c)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees (Note 1).
(d)	Investment of security lending collateral (Note 1).
(e)	All or a portion of this security is held as collateral for open futures contracts (Note 1).
(f)	Rate shown represents yield to maturity.

Currency Abbreviations:

AUD - Australian Dollar
CAD - Canadian Dollar
CHF - Swiss Franc
DKK - Danish Krone
EUR - Euro
GBP - British Pound
HKD - Hong Kong Dollar
JPY - Japanese Yen
NOK - Norwegian Krone
NZD - New Zealand Dollar
SEK - Swedish Krona
SGD - Singapore Dollar

See accompanying notes to the Schedule of Investments.

9

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2004 (Unaudited)

At November 30, 2004, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$2,898,804,627	$605,548,976	$(23,537,375)	$582,011,601

A summary of outstanding financial instruments at November 30, 2004 is as follows:

Forward currency contracts

Settlement Date	Deliver/Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)

Buys

2/25/05	CAD	28,189,779	$23,693,138	$352,271
2/25/05	CHF	73,173,915	64,561,232	1,704,531
2/25/05	JPY	14,773,046,869	144,523,375	2,226,025
2/25/05	NOK	487,965,828	79,818,949	1,940,231
2/25/05	NZD	820,727	582,315	7,560
2/25/05	SEK	633,456,444	94,198,469	2,447,065
2/25/05	SGD	47,776,510	29,261,748	300,639
				$8,978,322

Sales

2/25/05	AUD	66,053,618	$50,895,689	$80,563
2/25/05	DKK	28,595,694	5,118,363	(119,116)
2/25/05	EUR	173,566,746	230,796,619	(5,848,824)
2/25/05	GBP	44,522,732	84,635,821	(2,797,716)
2/25/05	HKD	89,576,848	11,570,022	6,098
				$(8,678,995)

See accompanying notes to the Schedule of Investments.

10

Futures contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)

Buys

553	DAX	December 2004	$75,811,604	$2,375,264
344	FTSE 100	December 2004	30,957,737	766,620
1,098	MSCI	December 2004	32,201,381	(256,728)
440	TSE TOPIX	December 2004	46,891,386	(811,149)
				$2,074,007

Sales

1	OMX	December 2004	$11,075	$(95)
490	S&P Toronto 60	December 2004	41,300,029	(2,129,186)
702	SPI 200	December 2004	53,419,668	(3,719,556)
				$(5,848,837)

At November 30, 2004, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

See accompanying notes to the Schedule of Investments.

11

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Notes to Schedule of Investments

November 30, 2004 (Unaudited)

1.              Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and which are consistently followed by GMO International Intrinsic Value Fund (the “Fund”).

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price.  Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price.  The values of securities which are primarily traded on foreign exchanges are translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair value.  Shares of mutual funds are valued at their net asset value as reported on each business day. For other assets, and in cases where market prices are not readily available or the Manager believes established valuation methodologies are unreliable, the Fund’s investments will be valued at “fair value”, as determined in good faith by the Trustees or pursuant to procedures approved by the Trustees. A security’s value may be deemed unreliable if, for example, the Manager becomes aware of information or events that would materially affect its value. Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange (“NYSE”), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, foreign equity securities held by the Fund are generally valued using fair value prices based on modeling tools by a third party vendor to the extent that these fair value prices are available.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars.  The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day.  Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred.  The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments.  Such fluctuations are included with net realized and unrealized gain or loss on investments.  Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of currencies and forward currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid.

Forward currency contracts

The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund’s portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized appreciation or depreciation shown in the Schedule of Investments. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized appreciation or depreciation shown in the Schedule of Investments. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if there are movements in currency values that are unfavorable to the Fund. The value of the currencies the Fund has committed to buy or sell is shown in the Schedule of Investments and represents the currency exposure the Fund has acquired or hedged through currency contracts as of November 30, 2004.

Futures contracts

The Fund may purchase and sell futures contracts to manage its exposure to the financial markets.  Buying futures tends to increase the Fund’s exposure to the underlying instrument.  Selling futures tends to decrease the Fund’s exposure to the underlying instrument or hedge other Fund instruments.  Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange.  In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts.  Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund.  The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed.  Futures contracts involve, to varying degrees, risk of loss in excess of the appreciation and depreciation disclosed in the Schedule of Investments.  Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions.  Losses may arise from the

12

changes in the value of the underlying instrument, if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms.  Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See the Schedule of Investments for all open futures contracts held by the Fund as of November 30, 2004.

Options

The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest.  Writing put options tends to increase the Fund’s exposure to the underlying instrument.  Writing call options tends to decrease the Fund’s exposure to the underlying instrument.  When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written.  Premiums received from writing options which expire are treated as realized gains.  Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss.  The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option.  In the event that the Fund writes uncovered call options (i.e. options for investments that the Fund does not own), it bears the risk of incurring substantial losses if the price of the underlying investment increases during the term of the option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. As of November 30, 2004, the Fund held no written option contracts.

The Fund may also purchase put and call options.  Purchasing call options tends to increase the Fund’s exposure to the underlying instrument.  Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument.  The Fund pays a premium as a cost for a purchased option disclosed in the Schedule of Investments, which is subsequently marked to market to reflect the current value of the option.  Premiums paid for purchasing options which expire are treated as realized losses.  Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. As of November 30, 2004, the Fund held no purchased option contracts.

Exchange traded options are valued at the last sale price, or if no sale is reported, the last bid price for purchased options and the last ask price for written options.  Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Manager.

Swap agreements

The Fund may enter into swap agreements to manage its exposure to the financial markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into total return swap agreements, which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. The Fund may also enter into contracts for differences in which the Fund agrees with the counterparty that its return will be based on the relative performance of two different groups or “baskets” of securities, adjusted by an interest rate payment. To the extent that the relative performance of the two baskets of securities exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. In connection with these agreements, cash or securities may be set aside as collateral by the Fund’s custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss. Payments received or made on swap contracts are recorded as realized gain or loss. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts disclosed in the Schedule of Investments. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in the price of the security or index underlying these transactions. As of November 30, 2004, the Fund held no swap agreements.

Delayed delivery commitments

The Fund may purchase or sell securities on a when-issued or forward commitment basis.  Payment and delivery may take place a month or more after the date of the transaction.  The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated.  Collateral consisting of liquid securities or cash and cash equivalents is maintained with the custodian in an amount at least equal to these commitments.  As of November 30, 2004, the Fund held no delayed delivery commitments.

Security lending

The Fund may lend its securities to certain qualified brokers.  The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan.  As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in recovery or loss of rights in the collateral

13

should the borrower of the securities fail financially.  The Fund receives compensation for lending its securities.  As of November 30, 2004, the Fund had loaned securities having a market value of $125,431,789 collateralized by cash in the amount of $132,902,284 which was invested in a short-term instrument.

Investment risk

There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities.  These risks may involve adverse political and economic developments including the possible imposition of capital controls or other foreign governmental laws or restrictions.  In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets.

2.              Additional information

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semi-annual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

14

GMO International Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments

November 30, 2004 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	93.6%
Short-Term Investments and Other Assets and Liabilities (net)	3.5
Preferred Stocks	3.2
Forward Currency Contracts	0.0
Rights & Warrants	0.0
Futures	(0.3)
100.0%

Industry Sector Summary	% of Equity Investments
Consumer Discretionary	22.1%
Industrials	22.1
Financials	17.5
Materials	10.0
Consumer Staples	8.8
Health Care	6.3
Information Technology	6.0
Energy	2.7
Utilities	2.6
Telecommunication Services	1.9
100.0%

Country Summary	% of Equity Investments
United Kingdom	21.6%
Japan	18.7
Germany	12.0
Netherlands	7.0
Australia	5.0
Switzerland	4.1
Canada	3.1
Finland	2.9
France	2.8
Sweden	2.6
Singapore	2.4
Hong Kong	2.3
Italy	2.3
Austria	1.9
Belgium	1.9
South Korea	1.7
Ireland	1.4
Taiwan	1.1
Brazil	0.7
South Africa	0.6
Mexico	0.5
Norway	0.5
Spain	0.5
Denmark	0.4
Malaysia	0.4
Turkey	0.4
China	0.3
Indonesia	0.2
Philippines	0.2
Argentina	0.1
Poland	0.1
Portugal	0.1
Russia	0.1
Thailand	0.1
100.0%

See accompanying notes to the Schedule of Investments.

1

GMO International Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2004 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 93.6%

	Argentina — 0.1%
69,150	Petrobras Energia Participaciones SA ADR *	748,203
19,400	Tenaris SA ADR	978,924
		1,727,127

	Australia — 4.9%
163,297	Ansell Ltd	1,157,500
847,393	Aristocrat Leisure Ltd	5,774,951
199,225	Australian Gas Light Co Ltd	1,996,044
192,635	Australian Stock Exchange Ltd (a)	2,788,712
268,361	Boral Ltd	1,428,544
348,496	Centro Properties Group	1,397,958
3,741,094	CFS Gandel Retail Trust	4,770,902
1,920,648	Commonwealth Property Office Fund	1,976,940
217,050	CSL Ltd	4,459,911
2,165,043	CSR Ltd	4,304,465
5,426,015	DB Rreef Trust *	5,515,159
2,361,227	Investa Property Group	3,908,734
438,250	Lion Nathan Ltd	2,693,170
2,639,467	Macquarie Goodman Industrial Trust (a)	4,199,347
923,540	Mirvac Group Ltd	3,374,422
784,620	Origin Energy Ltd	4,266,620
61,627	Perpetual Trustees Australia Ltd	2,642,707
521,663	Promina Group Ltd	2,006,144
2,011,043	Santos Ltd	13,775,867
171,333	Sonic Healthcare Ltd	1,482,237
841,563	Southcorp Ltd *	2,372,692
230,706	Toll Holdings Ltd	2,145,032
		78,438,058

	Austria — 1.8%
78,087	Austrian Airlines *	1,025,195
58,688	Boehler Uddeholm (Bearer)	6,955,937
54,843	Flughafen Wien AG	3,938,591
24,262	Mayr-Melnhof Karton AG (Bearer)	3,880,929
59,748	RHI AG *	1,604,734
64,606	VA Technologie AG (Bearer) * (a)	5,037,161
92,850	Voestalpine AG (a)	6,641,919
		29,084,466

	Belgium — 1.8%
16,723	CMB SA * (a)	4,845,959
5,529	Cofinimmo SA	885,355
22,531	Colruyt SA	3,583,653
81,150	Delhaize Group (a)	6,279,340
26,515	Mobistar SA *	2,222,973
16,207	Sofina SA	1,072,558
38,655	Tessenderlo Chemie	1,611,056
131,727	UCB SA	6,810,747
20,858	Umicore	1,888,640
		29,200,281

	Brazil — 0.2%
26,000	Compania de Concessoes Rodoviarias	471,346
14,836,016	Compania Saneamento Basico SAO PA	796,236
44,429	Compania Siderurgica Nacional SA	846,111
37,784,000	Electrobas (Centro)	611,212
		2,724,905

See accompanying notes to the Schedule of Investments.

2

	Canada — 3.0%
209,084	Canadian Tire Corp Class A	9,542,903
129,944	Dofasco Inc	4,731,992
314,102	Hudson’s Bay Co	3,706,195
25,566	Masonite International Corp *	731,256
47,103	Molson Inc Class A	1,372,624
98,766	Onex Corp	1,544,971
59,956	Penn West Petroleum Ltd	3,933,029
48,186	PetroKazakhstan Inc Class A	2,026,239
47,700	Precision Drilling Corp *	3,119,024
276,871	Quebecor Inc Class B	5,821,265
201,056	Quebecor World Inc	4,210,331
179,410	Sears Canada Inc	2,626,911
47,904	Sobeys Inc	1,451,563
113,293	Teck Cominco Ltd Class B	3,428,184
		48,246,487

	China — 0.3%
1,799,000	China Petroleum & Chemical Corp Class H	763,169
42,000	China Telecom Corp Ltd ADR	1,546,860
2,660,000	PetroChina Co Ltd Class H	1,497,115
207,999	Weiqiao Textile Co	313,897
		4,121,041

	Denmark — 0.3%
530,699	GN Store Nord A/S	5,484,592

	Finland — 2.8%
31,734	Amer Group Class A	1,683,340
43,576	Elcoteq Network Corp	1,049,026
103,686	Finnair Oyj Class A	709,759
152,903	Kemira Oyj	2,116,370
299,979	Kesko Oyj Class B	6,976,386
436,819	M-real Oyj Class B	2,847,212
41,884	Nokian Renkaat Oyj	6,021,423
144,929	OKO Bank (a)	2,014,879
258,248	Orion Oyj Class B (a)	4,100,469
91,700	Perlos Oyj (a)	1,554,136
531,064	Pohjola Group Plc Class D	5,900,859
327,739	Rautaruukki Oyj	3,954,601
158,230	Sponda Oyj (a)	1,483,951
1,200	Stockmann Oyj AB Class A	36,482
2,173	Stockmann Oyj AB Class B	66,165
5,700	Wartsila Oyj Class A	193,815
140,801	Wartsila Oyj Class B (a)	4,887,390
		45,596,263

	France — 2.7%
9,796,289	Alstom * (a)	7,427,772
11,803	CNP Assurances	802,046
24,671	Eiffage SA	2,461,473
1,135,502	Havas SA	6,274,849
168	Hermes International	30,880
112,816	JC Decaux SA *	2,998,267
14,598	Michelin SA Class B	843,869
85,917	Publicis Groupe	2,835,208
38,051	Remy Cointreau SA	1,408,437
28,669	Sagem SA (a)	2,640,277

See accompanying notes to the Schedule of Investments.

3

2,778,911	SCOR SA * (a)	5,165,466
10,998	Vallourec (a)	1,520,649
4,412	Wendel Investissement	282,838
225,752	Zodiac SA	9,312,178
		44,004,209

	Germany — 9.6%
236,511	Aareal Bank AG (a)	7,230,490
36,279	Adidas-Salomon AG	5,689,415
56,420	Aixtron AG * (a)	252,467
17	AVA Allg Handels der Verbrau	961
57,250	AWD Holding AG	2,150,227
81,857	Bankgesellschaft Berlin AG *	219,771
73,564	Bilfinger & Berger AG (a)	2,755,938
37,705	Celesio AG	2,888,130
117,273	Comdirect Bank AG * (a)	1,137,775
237,002	Depfa Bank Plc	3,842,060
61,037	Douglas Holdings AG (a)	2,019,553
41,688	GPC Biotech AG *	654,998
116,703	Hannover Rueckversicherungs AG (Registered)	4,216,195
88,984	HeidelbergCement AG	5,049,656
35,351	Heidelberger Druckmaschinen *	1,208,414
205,946	Hochtief AG	6,116,435
218,722	Hypo Real Estate Holding AG *	8,470,633
18,691	IKB Deutsche Industriebank AG	514,505
100,551	IWKA AG	2,449,772
24,521	K&S AG	1,249,050
159,810	KarstadtQuelle AG (a)	1,641,647
13,053	Krones AG	1,336,584
336,769	MAN AG	12,792,768
321,361	Merck KGaA	18,504,317
267,325	MG Technologies AG *	3,157,234
33,121	MLP AG (a)	652,972
279,454	Mobilcom AG	5,224,453
60,773	Puma AG	16,819,724
152,916	Salzgitter AG	3,091,621
161,505	Schwarz Pharma AG (a)	6,702,498
88,643	Software AG (Bearer) * (a)	2,710,984
1,419	Springer (Axel) AG	166,134
182,852	Suedzucker AG	3,693,920
46,026	Techem AG *	1,537,695
607,992	TUI AG (a)	13,552,483
57,597	United Internet AG (Registered)	1,508,082
2,029,324	WCM Beteiligungs & Grundbesitz * (a)	3,533,975
		154,743,536

	Hong Kong — 2.2%
388,000	Asia Satellite Telecommunications Holdings Ltd	753,192
41,500	ASM Pacific Technology	147,974
6,482,000	Chaoda Modern Agriculture	2,348,156
294,800	Dah Sing Financial Services	2,303,898
8,146,000	First Pacific Co *	2,324,076
6,776,000	Giordano International Ltd	4,261,344
1,812,115	Global Bio-Chem Technology Group Co Ltd	1,369,652
1,007,000	Great Eagle Holdings Ltd	2,393,842
419,000	Guoco Group	3,733,036
2,316,000	Hang Lung Group Co Ltd	4,342,409
2,169,600	HKR International Ltd	1,146,748
91,900	Hong Kong Aircraft Engineering Co Ltd	484,888
208,000	Kingboard Chemical Holdings Ltd	452,705
28,000	Mandarin Oriental International Ltd *	19,023

See accompanying notes to the Schedule of Investments.

4

978,000	Oriental Press Group	367,205
22,212	SCMP Group Ltd	9,264
3,943,000	Shun Tak Holdings Ltd	3,997,637
1,180,000	Techtronic Industries Co	2,360,607
425,000	Wing Hang Bank Ltd	3,016,268
64,300	Wing Lung Bank	505,686
		36,337,610

	Indonesia — 0.2%
1,106,000	Astra International Tbk PT	1,101,516
5,170,000	Indah Kiat Pulp & Paper *	514,275
3,109,851	Indofood Sukses Makmur Tbk	257,846
1,411,000	Indonesian Satellite Corp Tbk PT	898,201
4,706,000	PT Bank Mandiri	951,818
		3,723,656

	Ireland — 1.4%
382,002	DCC Plc	7,997,439
1,678,004	Fyffes Plc	4,637,822
320,373	Grafton Group Plc *	3,248,791
261,987	Kerry Group Plc	6,018,600
		21,902,652

	Italy — 1.7%
139,688	Banca Popolare di Milano	1,136,601
110,341	Benetton Group SPA	1,326,687
3,711,920	Beni Stabili SPA	3,655,596
157,306	Buzzi Unicem SPA (a)	2,205,244
15,758	e.Biscom * (a)	949,341
10,557	Fondiaria - Sai SPA	256,800
47,941	Fondiaria - Sai SPA - RNC	747,095
102,000	Fornara & Co SPA * (b) (c)	—
213,400	Grassetto SPA * (b) (c)	2,836
534,581	Grouppo Editoriale L’Espresso (a)	2,968,122
713,257	IFIL SPA (a)	2,754,471
281,593	Italcementi SPA	2,945,956
19,227	Lottomatica SPA	603,322
1,385,568	Parmalat Finanziaria SPA * (b) (c)	18,415
4,043,374	Pirelli & Co (a)	5,145,458
391,849	RCS MediaGroup SPA	2,054,296
		26,770,240

	Japan — 18.2%
168,300	Aderans Co Ltd	3,705,360
348,000	Amada Co Ltd	1,751,790
125,900	Aoyama Trading Co Ltd	3,107,077
34,500	Arrk Corp	1,329,531
34,400	Autobacs Seven Co Ltd (a)	1,004,035
358,000	Calsonic Kansei Corp (a)	2,456,663
146,000	Canon Sales Co Inc	2,090,713
31,300	Chudenko Corp	452,895
96,600	Coca-Cola West Japan Co Ltd	2,404,564
1,462,000	Cosmo Oil Co Ltd (a)	4,243,733
623,000	Daido Steel Co Ltd	1,704,516
1,210,000	Daiei Inc * (a)	2,404,460
82,500	Daiichikosho Co Ltd	2,225,565
2,185,000	Dainippon Ink and Chemicals Inc	4,937,817
479,000	Dainippon Pharmaceutical Co Ltd (a)	4,606,708
534,000	Dowa Mining Co	3,470,906
126,000	FamilyMart Co Ltd	3,515,055
569,000	Fuji Electric Holdings Co Ltd	1,468,790

See accompanying notes to the Schedule of Investments.

5

100,300	Fuji Soft ABC Inc	3,144,094
1,195,000	Furukawa Electric Co Ltd *	5,900,240
134,200	Futaba Industrial Co Ltd	2,176,684
44,300	H.I.S. Co Ltd (a)	823,223
13,900	H.I.S. Co Ltd (When issued) *	260,976
1,644,400	Haseko Corp * (a)	3,487,248
153,000	Hiroshima Bank Ltd (The)	752,060
99,000	Hisamitsu Pharmaceutical Co Inc	1,803,641
7,400	Hitachi Maxell Ltd	100,458
2,075,000	Hitachi Zosen Corp * (a)	3,060,077
6,000	Invoice Inc (a)	994,906
90,100	Isetan Co Ltd	1,047,831
3,033,000	Ishikawajima-Harima Heavy Industries * (a)	4,126,715
2,870,000	Isuzu Motors Ltd * (a)	8,527,366
42,700	Ito En Ltd	2,110,536
24,000	Itochu Techno Science Corp	971,318
359,000	Itoham Foods Inc	1,736,578
152,000	Izumiya Co Ltd	988,476
146,000	Japan Securities Finance Co	957,477
815,000	Kamigumi Co Ltd	6,316,514
347,000	Kandenko Co	1,838,092
143,800	Kanebo Ltd * (a)	1,710,856
218,000	Kansai Paint Co	1,314,691
5,027,000	Kawasaki Heavy Industries Ltd (a)	7,567,568
725,000	Kenwood Corp * (a)	1,335,959
437,000	Kikkoman Corp (a)	3,983,618
119,000	Kissei Pharmaceutical Co Ltd (a)	2,492,882
184,000	Kitz Corp	1,011,955
114,000	Koito Manufacturing Co Ltd	940,138
147,200	Konami Corp	3,200,531
274,000	Kurabo Industries Ltd	598,593
106,000	Kyudenko Corp	520,148
508,100	Leopalace21 Corp	8,347,067
372,000	Maeda Corp	1,664,259
196,000	Maeda Road Construction (a)	1,443,950
52,000	Makita Corp	803,189
292,000	Maruha Group Inc *	636,296
67,000	Maruichi Steel Tube	1,174,907
95,800	Matsui Securities Co Ltd (a)	2,980,990
906,000	Mitsubishi Gas Chemical Co Inc	4,284,900
3,379,000	Mitsubishi Materials Corp	7,003,943
779,000	Mitsui Engineering & Shipbuilding (a)	1,298,722
61,400	Mitsumi Electric Co Ltd (a)	677,957
236,000	Nagase & Co (a)	1,865,174
8,000	Nagoya Railroad Co Ltd	27,745
116,000	NGK Insulators Ltd	962,339
195,000	Nippo Corp	1,158,900
2,288,000	Nippon Light Metal (a)	5,962,698
194,000	Nippon Sanso Corp	1,077,152
1,054,000	Nippon Shinpan Co Ltd *	3,727,363
276,000	Nippon Soda Co Ltd	814,583
62,000	Nipro Corp (a)	961,990
674,000	Nishimatsu Construction (a)	2,113,755
15,000	Nishimatsuya Chain Co Ltd	550,640
322,000	Nissan Chemical Industries Ltd	2,512,654
397,000	Nissan Shatai Co Ltd	3,108,164
680,000	Nisshin Seifun Group Inc	7,453,146
1,230,000	Nisshin Steel Co Ltd	2,931,185
72,300	Nissin Food Products Co Ltd	1,799,288
9,000	NOF Corp	30,562
6,000	Noritake Co Ltd	24,573

See accompanying notes to the Schedule of Investments.

6

225,000	Okasan Securities Co Ltd	1,196,933
1,128,000	Orient Corp * (a)	2,947,230
104,000	Park24 Co Ltd (a)	1,946,037
40,000	Park24 Co Ltd (When issued) * (a)	722,992
98,000	Q.P. Corp	858,865
334,000	Rengo Co Ltd (a)	1,530,756
642	Round One Corp (a)	1,418,496
83,200	Ryohin Keikaku Co Ltd	4,125,746
132,700	Ryosan Co	2,995,100
4,000	Sanden Corp	23,640
67,000	Sanki Engineering	463,202
548,000	Sankyo-Tateyama Holdings Inc	1,538,210
131,200	Santen Pharmaceutical Co Ltd	2,554,473
145,000	Sanyo Securities Co Ltd * (b) (c)	1,411
138,000	Sanyo Shokai Ltd	773,124
408,000	Seino Transportation Co Ltd	3,703,557
12,230	SFCG Co Ltd (a)	3,010,192
197,000	Shimadzu Corp	1,104,083
54,200	Shinko Electric Industries	1,456,119
695,000	Shinko Securities Co Ltd	2,097,083
12,000	Snow Brand Milk Products Co Ltd * (a)	36,847
398,690	Sojitz Holdings Corp * (a)	1,675,219
290,000	Sumitomo Bakelite Co Ltd	1,684,953
134,000	Sumitomo Forestry Co Ltd	1,178,779
1,080,000	Sumitomo Heavy Industries Ltd *	3,525,021
310,000	Sumitomo Rubber Industries Inc	2,608,597
323,000	Sumitomo Warehouse (a)	1,462,951
112,100	Suzuken Co Ltd	2,634,946
2,136,600	Taiheiyo Cement Corp	5,339,239
203,000	Taiyo Yuden Co Ltd	2,063,629
221,000	THK Co Ltd (a)	4,025,048
75,100	TIS Inc	3,173,442
607,000	Toda Corp	2,709,692
128,400	Toho Co Ltd	2,057,787
1,030,000	Toho Gas Co Ltd	3,322,935
99,600	Tokyo Steel Manufacturing Co (a)	1,624,047
653,000	Tokyo Tatemono Co Ltd	4,205,539
659,000	Tokyu Land Corp (a)	2,325,596
629,000	Toyo Tire & Rubber Co Ltd	1,943,366
166,000	Tsumura & Co (a)	2,530,324
1,563,000	Ube Industries Ltd * (a)	2,546,360
55,000	Ushio Inc	1,005,986
181,000	Wacoal Corp (a)	2,032,570
23,600	World Company Ltd	834,553
250,000	Yakult Honsha Co Ltd (a)	4,275,327
62,300	Yamada Denki Co Ltd	2,669,474
420,000	Yaskawa Electric Corp (a)	2,084,964
277,000	Yodogawa Steel Works	1,312,490
843,000	Yokohama Rubber Co	2,949,557
		294,386,205

	Malaysia — 0.4%
369,000	Malakoff Berhad	675,231
310,000	Malaysian International Shipping Berhad (Foreign Registered)	1,197,351
726,000	Malaysian Plantations Berhad	450,426
565,800	Maxis Communications Berhad	1,375,817
357,000	Promet Berhad * (b) (c)	939
448,000	Proton Holdings Berhad	1,072,842
312,000	Rekapacific Berhad * (b) (c)	821
417,000	Telekom Malaysia Berhad	1,315,668
		6,089,095

See accompanying notes to the Schedule of Investments.

7

	Mexico — 0.5%
405,000	Carso Global Telecom Class A *	642,127
171,000	Cemex SA de CV CPO	1,102,759
692,000	Controladora Comercial Mexicana SA de CV	775,412
170,000	Fomento Economico Mexicano SA de CV	810,270
257,000	Grupo Financiero Banorte SA de CV	1,442,181
169,000	Grupo Mexico SA Class B *	816,643
276,000	Grupo Modelo SA de CV Class C	723,511
313,000	Organizacion Soriana SA de CV Class B	1,076,162
		7,389,065

	Netherlands — 6.7%
158,058	Amstelland NV	1,437,215
60,780	ASM International NV * (a)	972,910
49,164	Boskalis Westminster NV	1,436,779
996,518	Buhrmann NV (a)	8,902,369
211,739	Corio NV	11,591,940
267,069	CSM	7,600,751
72,115	DSM NV	4,343,689
3,559,982	Getronics NV * (a)	7,519,605
3,670,207	Hagemeyer NV * (a)	7,468,047
126,964	Hunter Douglas NV	6,400,095
54,362	Imtech NV	1,729,126
300,507	Koninklijke Wessanen NV (a)	3,806,295
52,643	Nutreco Holding NV	1,287,800
414,715	OCE NV	6,199,694
141,313	Randstad Holdings NV	5,431,975
47,781	Rodamco Europe NV	3,634,995
182,782	Royal Numico NV *	6,509,918
60,861	Royal P&O Nedlloyd NV (a)	3,088,245
96,444	Stork NV	3,093,572
223,716	Van der Moolen Holding NV * (a)	1,345,655
81,676	Van Ommeren Vopak NV	1,764,222
60,948	Vastned Retail NV	4,030,220
92,677	Wereldhave NV	9,174,149
		108,769,266

	Norway — 0.4%
82,935	Aker Kvaerner ASA * (a)	372,682
35,809	Prosafe ASA	945,564
384,369	Tandberg ASA (a)	4,358,261
178,341	Tandberg Television ASA * (a)	1,372,967
		7,049,474

	Philippines — 0.2%
543,600	Bank of the Philippine Islands	492,497
46,000	Globe Telecom Inc	805,258
88,882	Philippine Long Distance Telephone *	2,159,901
		3,457,656

	Poland — 0.1%
17,125	BRE Bank SA *	622,788
113,000	Polski Koncern Naftowy Orlen SA	1,343,293
		1,966,081

	Portugal — 0.1%
1,489	Banco BPI SA	6,063
39,601	PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	942,576
		948,639

See accompanying notes to the Schedule of Investments.

8

	Russia — 0.0%
21,900	Vimpel-Communications ADR *	852,786

	Singapore — 2.3%
1,538,000	Asia Food & Properties Ltd *	422,581
1,337,000	CapitaMall Trust	1,371,228
3,848,797	ComfortDelgro Corp Ltd	3,358,732
368,000	Creative Technology Ltd	4,598,550
592,000	Elec & Eltek International Co Ltd	1,686,075
8,335,000	GES International Ltd	3,580,582
89,000	Hotel Properties Ltd	62,496
4,246,000	Keppel Land Ltd	5,362,563
6,195,000	MobileOne Ltd	6,805,151
17,778,100	Pacific Century Region Developments Ltd *	3,034,888
1,535,000	Parkway Holdings Ltd	1,311,882
1,349,000	SembCorp Industries Ltd	1,194,294
265,000	Singapore Exchange Ltd	278,244
1,401,000	Singapore Post Ltd	731,016
623,000	United Overseas Land	883,360
3,229,000	Want Want Holdings Ltd	2,903,517
258,000	Wheelock Properties (Singapore) Ltd	387,591
		37,972,750

	South Africa — 0.6%
126,764	ABSA Group Ltd	1,538,821
333,000	African Bank Investments Ltd	991,019
67,000	Bidvest Group Ltd	863,610
10,990	Impala Platinum Holdings Ltd	939,626
69,000	Nedcor Ltd	904,410
86,000	Remgro Ltd	1,306,532
675,000	Sanlam Ltd	1,410,010
69,900	Spar Group Ltd *	255,015
1	Standard Bank Group Ltd	11
69,900	Tiger Brands Ltd	1,204,843
		9,413,897

	South Korea — 1.5%
185,200	Daewoo Engineering & Construction Co Ltd	979,276
107,610	Daewoo Heavy Industries & Machinery Ltd *	915,419
64,500	Daewoo Shipbuilding & Marine Engineering Co Ltd	950,676
84,800	Dongkuk Steel Mill	1,556,003
68,700	Dongwon Financial Holding Co Ltd	581,321
18,500	Hankuk Electric Glass Co Ltd	897,892
74,000	Hyundai Department Store Co Ltd	1,173,314
72,700	Hyundai Development Co	1,187,529
66,200	Hyundai Engineering & Construction *	881,840
16,100	Hyundai Mobis	955,331
96,900	INI Steel Co	1,270,160
82,600	KIA Motors Corp	785,040
48,200	Korea Express Co Ltd *	1,147,681
44,000	KT Freetel Co Ltd	914,448
32,200	KT&G Corp	1,024,482
54,600	LG Cable & Machinery Ltd	1,068,509
7,360	LG Home Shopping Inc	411,924
187,200	LG Insurance Co Ltd	1,115,633
115,100	Poongsan Corp	1,544,109
61,500	Samsung Corp	892,953
8,800	Samsung SDI Co Ltd	897,979
39,900	Shinhan Financial Group Co Ltd	834,327
2,200	Shinsegae Co Ltd	619,189
23,300	SK Corp	1,465,519
		24,070,554

See accompanying notes to the Schedule of Investments.

9

	Spain — 0.5%
119,947	Aguas de Barcelona SA Class A	2,245,225
49,450	Corp Financiera Alba	1,715,259
223,860	Sacyr Vallehermoso SA	3,426,313
		7,386,797

	Sweden — 2.6%
52,452	Billerud AB	878,296
134,888	D Carnegie AB	1,553,494
242,655	Getinge AB	3,013,044
90,838	Holmen AB Class B	3,172,558
329,917	Kinnevik Investment AB (a)	3,240,602
44,819	Lundbergforetagen AB Class B	1,871,808
4,550	Nobel Biocare AB * (c)	366,475
1,300	SAAB AB Class B	21,963
960,102	Skanska AB Class B	11,287,592
72,220	SSAB Swedish Steel Class A	1,742,147
1,150,752	Swedish Match AB	13,016,627
74,759	Trelleborg AB Class B (a)	1,237,755
		41,402,361

	Switzerland — 4.0%
155,709	Baloise Holding Ltd	6,545,580
183,948	Converium Holding AG	1,659,703
9,647	Fischer (George) AG (Registered) *	2,490,525
3,509	Forbo Holdings AG (Registered) *	980,662
8,169	Geberit AG (Registered)	5,764,178
4,909	Helvetia Patria Holding (Registered) (a)	684,210
451	Jelmoli Holding AG (Bearer)	622,587
190	Jelmoli Holding AG (Registered)	52,201
7,502	Julius Baer Holding AG	2,215,812
77,146	Kudelski SA (Bearer) *	2,897,012
3,443	Kuoni Reisen Holdings AG (Registered)	1,461,181
736	Lindt & Spruengli AG	971,018
114	Lindt & Spruengli AG (Registered)	1,580,964
150,224	Micronas Semiconductor Holding AG (Registered) *	6,479,514
69	Motor-Columbus (Bearer)	281,101
886	Movenpick Holdings (Bearer) *	261,468
195,762	Phonak Holding AG (Registered)	6,177,384
5,196	Saurer AG (Registered) *	309,744
45	SIG Holding AG (Registered)	10,142
1,438	Sika AG (Bearer) *	849,475
24,137	Straumann Holding AG (Registered)	5,258,118
14,652	Sulzer AG (Registered)	5,565,633
37,614	Unaxis Holding AG (Registered)	3,974,209
18,935	Valora Holding AG	4,589,156
96,743	Vontobel Holdings AG	2,249,379
		63,930,956

	Taiwan — 1.0%
362,526	Acer Inc	552,106
541,337	Asustek Computer Inc	1,246,060
1,731,430	Cheng Loong Corp	631,890
1,538,000	China Bills Finance Corp	499,687
1,833,406	China Development Financial Holding Corp *	889,195
1,195,000	China Steel Corp	1,313,825
594,000	Compal Electronics Inc	567,117
671,842	Delta Electronics Inc	1,041,004

See accompanying notes to the Schedule of Investments.

10

736,121	Far Eastern Textile Co Ltd	570,293
547,560	Formosa Chemicals & Fibre Co	1,017,707
708,680	Formosa Plastics Corp	1,129,301
730,000	Fubon Financial Holding Co Ltd	730,057
432,382	GigaByte Technology Co Ltd	516,277
1,547,645	Inventec Co Ltd	713,895
586,000	Lite-On Technology Corp	591,117
1,330,000	Mega Financial Holdings Co Ltd	864,374
1,853,000	Mitac International Corp	857,256
298,000	Realtek Semiconductor Corp	312,408
739,000	Sinopac Holdings Co	409,453
1,203,000	Taiwan Cellular Corp	1,285,618
1,895,000	Waterland Financial Holdings	738,006
		16,476,646

	Thailand — 0.1%
168,000	Bangkok Dusit Medical Service Pcl (Foreign Registered) (c)	69,485
121,700	PTT Exploration & Production Pcl (Foreign Registered) (c)	889,358
		958,843

	Turkey — 0.4%
184,961,510	Ak Enerji Elektrik Uretim *	757,042
121,648,176	Akbank TAS	577,010
68,341,000	Aksa Akrilik Kimya Sanayii *	716,583
149,899,594	Aksigorta AS	477,402
289,822,413	Trakya Cam Sanayii AS	752,435
139,911,499	Tupras Turkiye Petrol Rafine	1,419,475
141,245,484	Turkcell Iletisim Hizmet AS	871,412
388,377,000	Yapi ve Kredi Bankasi *	1,037,545
		6,608,904

	United Kingdom — 21.0%
1,111,679	Aegis Group Plc	2,178,524
541,668	Aggreko Plc	1,589,026
1,105,276	AMEC Plc	6,254,752
718,229	Arriva Plc	6,726,772
857,323	Associated British Ports	7,702,560
211,790	Atkins (WS) Plc	2,853,450
331,293	AWG Plc *	4,763,241
1,849,210	Barratt Developments Plc	18,166,217
1,563,807	BBA Group Plc	8,650,196
141,896	Bellway Plc	1,931,269
626,059	Berkeley Group Holdings	14,252,837
194,979	BPB Plc	1,640,263
1,009,254	Bradford & Bingley Plc	5,305,849
295,017	Brambles Industries Plc	1,472,859
532,595	Britannic Group Plc	4,226,559
244,100	British Energy Plc *	66,490
648,784	British Insurance Holdings Plc	911,635
548,963	Bunzl Plc	4,683,112
640,160	Capita Plc	4,365,061
72,632	Carpetright Plc	1,513,369
399,870	Charter Plc *	1,574,870
77,170	Close Brothers Group Plc	1,052,369
468,464	Cobham Group Plc	12,918,035
267,749	Computacenter Plc	1,386,933
6,060,387	Cookson Group Plc *	3,907,428
6,629,304	Corus Group Plc *	6,961,950
576,539	Countrywide Plc	3,286,877
90,025	Crest Nicholson Plc	582,397
806,086	De La Rue Plc	5,183,980

See accompanying notes to the Schedule of Investments.

11

26,597	DX Services Plc *	153,537
657,170	EMI Group Plc	3,036,816
414,079	Enterprise Inns Plc	5,398,824
206,147	FKI Plc	522,550
120,791	Go-Ahead Group Plc	3,179,960
218,810	Great Portland Estates Plc	1,339,421
531,945	Hays Plc	1,230,344
659,073	HMV Group Plc	3,008,194
628,621	IMI Plc	4,551,815
302,437	Inchcape Plc	9,451,435
4,290,510	International Power Plc *	12,430,725
18,737,675	Invensys Plc *	6,253,660
173,535	Johnson Matthey Plc	3,358,785
878,128	Kelda Group Plc	9,048,347
691,809	Kesa Electricals Plc	3,574,296
158,002	Lonmin Plc	2,810,425
795,557	Mitchells & Butlers Plc	4,599,987
744,504	Morgan Crucible Co *	2,357,824
63,324	Mothercare Plc	355,578
98,118	National Express Group Plc	1,413,790
183,081	NHP Plc	899,500
2,884,036	Northern Foods Plc	9,274,793
367,890	Novar Plc	1,141,399
440,577	Paragon Group Cos Plc	2,965,171
252,077	Peninsular & Oriental Steam Navigation Co	1,450,884
125,023	Pennon Group Plc	2,118,595
1,028,921	Persimmon Plc	12,171,433
61,945	Premier Oil Plc *	662,717
545,557	Provident Financial Plc	6,403,094
166,039	RAC Plc	1,935,627
156,879	RMC Group Plc	2,514,265
2,786,684	Royal & Sun Alliance Insurance Group	3,925,279
892,121	Signet Group Plc	1,785,608
208,474	Singer & Friedlander Group	1,117,588
203,347	Slough Estates Plc	1,874,106
351,917	Somerfield Plc	1,026,860
1,933,377	Spirent Plc *	2,633,520
416,735	T&F Informa Plc	3,032,296
465,800	Tate & Lyle Plc	4,376,380
2,580,404	Taylor Woodrow Plc	11,450,665
239,453	TDG Plc	1,030,544
7,394,085	THUS Group Plc *	2,016,892
92,809	Travis Perkins Plc	2,492,461
415,549	Trinity Mirror Plc	4,947,355
1,327,292	WH Smith Plc	7,563,151
637,948	Whitbread Plc	9,727,698
773,007	William Hill Plc	7,687,672
228,700	Wilson Bowden Plc	4,351,360
1,855,303	Wimpey (George) Plc	12,648,277
		339,410,383

	TOTAL COMMON STOCKS (COST $1,161,996,322)	1,510,645,481

See accompanying notes to the Schedule of Investments.

12

	PREFERRED STOCKS — 3.2%

	Brazil — 0.5%
19,209	Banco Bradesco SA 6.11%	1,257,060
9,766	Banco Itau Holding Financeira SA 2.71%	1,270,980
66,201,000	Centrais Electricas Brasileiras SA Class B 6.81%	1,057,512
27,524,000	Compania Energetica de Minas Gerais 5.92%	639,022
43,150	Compania Vale do Rio Doce Class A 3.28%	888,382
5	Embratel Participacoes SA	—
67,000	Gerdau SA 5.30%	1,206,000
783,394	Investimentos Itau SA 4.62%	1,224,053
239,831,987	Tele Centro Oeste Celular Participacoes SA 4.12%	805,024
		8,348,033

	Germany — 2.0%
121,918	Fresenius AG (Non Voting) 1.83%	11,332,218
185,730	Hugo Boss AG 3.27% (a)	5,579,944
6,585	Porsche AG (Non Voting) 0.70%	4,197,467
413,011	ProSieben Sat.1 Media AG 0.15%	6,904,822
97,230	Rheinmetall AG (Non Voting) 1.85% (a)	4,918,377
		32,932,828

	Italy — 0.6%
1,566,615	Compagnia Assicuratrice Unipol 5.33%	4,778,650
311,821	IFI Istituto Finanziario Industries	3,938,743
		8,717,393

	South Korea — 0.1%
48,200	Hyundai Motor Co 3.69%	1,242,329
22,100	LG Electronics Inc 3.43%	782,281
		2,024,610

	TOTAL PREFERRED STOCKS (COST $36,738,657)	52,022,864

	RIGHTS AND WARRANTS — 0.0%

	Germany — 0.0%
159,810	KarstadtQuelle AG Rights, Expires 12/09/04 *	380,188

	Hong Kong — 0.0%
307,764	Global Bio-Chem Technology Group Ltd Warrants, Expires 5/31/07 *	17,811

	Spain — 0.0%
119,947	Aguas de Barcelona SA Rights, Expire 12/14/04 *	22,318

	Switzerland — 0.0%
4,909	Helvetia Patria Holding Rights, Expire 12/13/04 *	54,789

	TOTAL RIGHTS AND WARRANTS (COST $833,932)	475,106

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 15.9%

	Cash Equivalents — 15.2%
$38,200,000	ING Bank GC Time Deposit, 2.07%, due 12/01/04	38,200,000
207,285,564	The Boston Global Investment Trust (d)	207,285,564
		245,485,564

See accompanying notes to the Schedule of Investments.

13

	U.S. Government — 0.7%
$11,350,000	U.S. Treasury Bill, 2.30%, due 2/24/05 (e) (f)	11,292,251

	TOTAL SHORT-TERM INVESTMENT (COST $256,786,631)	256,777,815

	TOTAL INVESTMENTS — 112.7%
	(Cost $1,456,355,542)	1,819,921,266

	Other Assets and Liabilities (net) — (12.7%)	(205,140,805)

	TOTAL NET ASSETS — 100.0%	$1,614,780,461

ADR - American Depositary Receipt
Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.

*	Non-income producing security.
(a)	All or a portion of this security is out on loan (Note 1).
(b)	Bankrupt issuer.
(c)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees (Note 1).
(d)	Investment of security lending collateral (Note 1).
(e)	All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts (Note 1).
(f)	Rate shown represents yield to maturity.

Currency Abbreviations:

AUD - Australian Dollar
CAD - Canadian Dollar
CHF - Swiss Franc
DKK - Danish Krone
EUR - Euro
GBP - British Pound
HKD - Hong Kong Dollar
JPY - Japanese Yen
NOK - Norwegian Krone
NZD - New Zealand Dollar
SEK - Swedish Krona
SGD - Singapore Dollar

See accompanying notes to the Schedule of Investments.

14

GMO International Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
November 30, 2004 (Unaudited)

At November 30, 2004, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$1,456,834,912	$398,036,267	$(34,949,913)	$363,086,354

A summary of outstanding financial instruments at November 30, 2004 is as follows:

Forward currency contracts

Settlement Date	Deliver/Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)

Buys

2/25/05	CAD	101,003,087	$84,891,762	$1,262,174
2/25/05	CHF	181,446	160,090	4,072
2/25/05	JPY	12,059,283,922	117,974,878	1,561,676
2/25/05	NOK	292,759,285	47,888,063	1,115,393
2/25/05	NZD	10,705,577	7,595,732	105,051
2/25/05	SEK	276,988,807	41,189,764	1,070,018

				$5,118,384

Sales

2/25/05	AUD	48,931,670	$37,702,871	$59,681
2/25/05	DKK	24,650,800	4,412,263	(107,501)
2/25/05	EUR	52,536,290	69,858,993	(1,717,106)
2/25/05	GBP	52,333,167	99,483,127	(3,189,284)
2/25/05	HKD	85,675,712	11,066,140	5,831
2/25/05	SGD	1,124,305	688,605	(7,208)

				$(4,955,587)

See accompanying notes to the Schedule of Investments.

15

Futures contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)

Buys

235	CAC 40	December 2004	$11,732,554	$(180,274)
74	S&P / MIB	December 2004	14,753,950	608,789
612	TSE TOPIX	December 2004	65,221,655	(2,280,649)
139	MSCI	December 2004	15,367,508	(122,543)
				$(1,974,677)

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)

Sells

439	SPI 200	December 2004	$33,406,316	$(2,457,936)
21	S&P TORONTO 60	December 2004	1,770,001	(34,223)
22	DAX	December 2004	3,016,013	(34,731)
12	IBEX 35	December 2004	1,389,203	(27,366)
328	FTSE 100	December 2004	29,517,842	76,830
20	HANG SENG	December 2004	1,807,239	(5,144)
				$(2,482,570)

At November 30, 2004, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

See accompanying notes to the Schedule of Investments.

16

GMO International Small Companies Fund

(A Series of GMO Trust)

Notes to Schedule of Investments
November 30, 2004 (Unaudited)

1.              Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and which are consistently followed by the GMO International Small Companies Fund (the “Fund”).

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price.  Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. The values of securities which are primarily traded on foreign exchanges are translated into U.S. dollars at the current exchange rate.  Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair value. Shares of mutual funds are valued at their net asset value as reported on each business day.  For other assets, and in cases where market prices are not readily available or the Manager believes established valuation methodologies are unreliable, the Fund’s investments will be valued at “fair value”, as determined in good faith by the Trustees or pursuant to procedures approved by the Trustees. A security’s value may be deemed unreliable if, for example, the Manager becomes aware of information or events that would materially affect that security’s value.  Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange (“NYSE”), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after the close but before the close of the NYSE. As a result, foreign equity securities held by the Fund are generally valued using fair value prices based on modeling tools by a third party vendor to the extent that these fair value prices are available.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars.  The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day.  Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred.  The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments.  Such fluctuations are included with net realized and unrealized gain or loss on investments.  Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of currencies and forward currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid.

Forward currency contracts

The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund’s portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized appreciation or depreciation shown in the Schedule of Investments. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized appreciation or depreciation shown in the Schedule of Investments. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if there are movements in currency values that are unfavorable to the Fund.  The value of the currencies the Fund has committed to buy or sell is shown in the Schedule of Investments, and represents the currency exposure the Fund has acquired or hedged through currency contracts as of November 30, 2004.

17

Futures contracts

The Fund may purchase and sell futures contracts to manage its exposure to the financial markets.  Buying futures tends to increase the Fund’s exposure to the underlying instrument.  Selling futures tends to decrease the Fund’s exposure to the underlying instrument or hedge other Fund instruments.  Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange.  In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts.  Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund.  The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed.  Futures contracts involve, to varying degrees, risk of loss in excess of the appreciation and depreciation disclosed in the Schedule of Investments.  Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions.  Losses may arise from the changes in the value of the underlying instrument, if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms.  Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.  See the Schedule of Investments for all open futures contracts held by the Fund as of November 30, 2004.

Options

The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest.  Writing put options tends to increase the Fund’s exposure to the underlying instrument.  Writing call options tends to decrease the Fund’s exposure to the underlying instrument.  When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written.  Premiums received from writing options which expire are treated as realized gains.  Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss.  The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option.  In the event that the Fund writes uncovered call options (i.e. options for investments that the Fund does not own), it bears the risk of incurring substantial losses if the price of the underlying investment increases during the term of the option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.  As of November 30, 2004, the Fund held no written option contracts.

The Fund may also purchase put and call options.  Purchasing call options tends to increase the Fund’s exposure to the underlying instrument.  Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument.  The Fund pays a premium as a cost for a purchased option disclosed in the Schedule of Investments, which is subsequently marked to market to reflect the current value of the option.  Premiums paid for purchasing options which expire are treated as realized losses.  Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid.  As of November 30, 2004, the Fund held no purchased option contracts.

Exchange traded options are valued at the last sale price, or if no sale is reported, the last bid price for purchased options and the last ask price for written options.  Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Manager.

Swap agreements

The Fund may enter into swap agreements to manage its exposure to the financial markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into total return swap agreements, which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. The Fund may also enter into contracts for differences in which the Fund agrees with the counterparty that its return will be based on the relative performance of two different groups or “baskets” of securities, adjusted by an interest rate payment. To the extent that the relative performance of the two baskets of securities exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. In connection with these agreements, cash or securities may be set aside as collateral by the Fund’s custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss. Payments

18

received or made on swap contracts are recorded as realized gain or loss. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts disclosed in the Schedule of Investments. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in the price of the security or index underlying these transactions.  As of November 30, 2004, the Fund held no swap agreements.

Security lending

The Fund may lend its securities to certain qualified brokers.  The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan.  As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of collateral, the risk of delay in recovery or loss of rights in the collateral should the borrower of the securities fail financially.  The Fund receives compensation for lending its securities.  As of November 30, 2004, the Fund had loaned securities having a market value of  $194,893,815, collateralized by cash in the amount of $207,285,564, which was invested in a short-term instrument.

Investment risk

There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities.  These risks may involve adverse political and economic developments including the possible imposition of capital controls or other foreign governmental laws or restrictions.  In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets.

2.              Additional information

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semi-annual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

19

GMO Taiwan Fund

(A Series of GMO Trust)

Schedule of Investments

November 30, 2004 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	99.5%
Short-Term Investments and Other Assets and Liabilities (net)	0.5
100.0%

Industry Sector Summary	% of Equity Investments
Information Technology	46.6%
Financials	22.4
Materials	14.9
Industrials	7.7
Telecommunication Services	6.1
Consumer Discretionary	2.2
Consumer Staples	0.1
100.0%

Country Summary	% of Equity Investments
Taiwan	100.0%

See accompanying notes to the Schedule of Investments.

1

GMO Taiwan Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2004 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 99.5%

	Taiwan — 99.5%
217,000	Accton Technology Corp *	87,486
5,360,402	Acer Inc	8,163,580
378,075	Asia Cement Corp	247,784
7,291,900	Asustek Computer Inc	16,784,630
822,000	Cathay Financial Holding Co Ltd	1,576,248
250,000	Cathay Real Estate Development Co Ltd	135,129
2,035,000	Chang Hwa Commercial Bank *	1,263,904
2,169,180	Cheng Loong Corp	791,648
7,702,000	China Bills Finance Corp	2,502,331
27,919,037	China Development Financial Holding Corp *	13,540,625
2,947,503	China Life Insurance Co Ltd *	1,788,057
53,000	China Motor Corp	58,487
5,780,000	China Steel Corp	6,354,736
4,754,792	Chinatrust Financial Holding Co	5,420,492
1,968,972	Chung Hung Steel Corp *	1,266,607
1,390,200	Chung Hwa Pulp Corp	665,247
2,770,000	Chunghwa Telecom Co Ltd	5,489,448
1,079,000	CMC Magnetics Corp	504,831
1,627,330	Delta Electronics Inc	2,521,511
7,017	D-Link Corp	7,541
140,429	E.Sun Financial Holdings Co Ltd	103,400
479,000	Far Eastern Department Stores Ltd	267,818
2,614,420	Far Eastern Textile Co Ltd	2,025,464
3,794,000	Federal Corp	2,231,684
792,720	Formosa Chemicals & Fibre Co	1,473,367
615,860	Formosa Plastics Corp	981,389
1,701,000	Formosa Taffeta Co	783,627
1,036,000	Fubon Financial Holding Co Ltd	1,036,080
108,000	Giant Manufacturing Inc	162,697
1,368,202	GigaByte Technology Co Ltd	1,633,674
1,490,000	Goldsun Development & Construction Co Ltd *	390,470
878,599	Hon Hai Precision Industry Co Ltd	3,525,555
2,512,220	Hua Nan Financial Holdings Co Ltd	2,067,099
2,877,157	International Bank of Taipei	2,000,617
7,203,770	Inventec Co Ltd	3,322,944
1,191,240	Kinpo Electronics	507,773
255,000	Lien Hwa Industrial	92,572
29,932	MediaTek Inc	190,961
3,469,000	Mega Financial Holdings Co Ltd	2,254,522
245,000	Mercuries & Associates Ltd	80,839
1,243,000	Micro-Star International Co Ltd	746,301
738,000	Mitac International Corp	341,422
1,112,166	Mosel Vitelic Inc *	77,329
211,000	Optimax Technology Corp	469,792
2,857,000	Oriental Union Chemical	2,997,301
995,000	Pacific Construction *	68,596
694,481	Quanta Computer Inc	1,126,152
732,000	Realtek Semiconductor Corp	767,390
1,529,000	Siliconware Precision Industries	1,178,561
698,701	Sinopac Holdings Co	387,125
91,400	Sunplus Technology Co Ltd	126,797
604,516	Systex Corp	201,215
1,554,000	Taichung Commercial Bank *	585,572
4,060,000	Taiwan Cellular Corp	4,338,827
9,863,053	Taiwan Cement Corp	5,919,515

See accompanying notes to the Schedule of Investments.

2

2,699,000	Taiwan Fertilizer Co Ltd	2,582,061
10,415,000	Taiwan Semiconductor Manufacturing Co Ltd	15,076,331
11,945,000	Tatung Co Ltd *	4,429,269
15,306,400	United Microelectronics Corp *	9,423,233
12,490,000	Walsin Lihwa Corp *	6,553,791
155,000	Wan Hai Lines Ltd	153,380
3,757,000	Waterland Financial Holdings	1,463,161
2,997,607	Wintek Corp	2,741,901
3,873,452	Yang Ming Marine Transport	3,472,067
577,800	Yuen Foong Yu Paper Manufacturing Co Ltd	282,072
485,000	Zyxel Communications Corp	1,101,720
		160,913,755

	TOTAL COMMON STOCKS (COST $149,210,811)	160,913,755

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENT — 0.2%

	Cash Equivalent — 0.2%
300,000	ING Bank GC Time Deposit, 2.07%, due 12/01/04	300,000

	TOTAL SHORT-TERM INVESTMENT (COST $300,000)	300,000

	TOTAL INVESTMENTS — 99.7% (Cost $149,510,811)	161,213,755

	Other Assets and Liabilities (net) — 0.3%	475,387

	TOTAL NET ASSETS — 100.0%	$161,689,142

*	Non-income producing security.

See accompanying notes to the Schedule of Investments.

3

GMO Taiwan Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2004 (Unaudited)

At November 30, 2004, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$150,798,850	$15,446,010	$(5,031,105)	$10,414,905

See accompanying notes to the Schedule of Investments.

4

GMO Taiwan Fund

(A Series of GMO Trust)

Notes to Schedule of Investments

November 30, 2004 (Unaudited)

1.              Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and which are consistently followed by GMO Taiwan Fund (the “Fund”).

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price.  Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price.  The value of securities which are primarily traded on foreign exchanges are translated into U.S. dollars at the current exchange rate.  Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair value. Shares of mutual funds are valued at their net asset value as reported on each business day.  For other assets and in cases where market prices are not readily available or the Manager believes established valuation methodologies are unreliable, the Fund’s investments will be valued at “fair value”, as determined in good faith by the Trustees or pursuant to procedures approved by the Trustees.  A security’s value may be deemed unreliable if, for example, the Manager becomes aware of information or events that would materially affect its value.  Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange (“NYSE”), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE.  As a result, foreign equity securities held by the Fund are generally valued using fair value prices based on modeling tools by a third party vendor to the extent that these fair value prices are available.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars.  The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day.  Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred.  The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments.  Such fluctuations are included with net realized and unrealized gain or loss on investments.  Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of currencies and forward currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid.

Forward currency contracts

The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund’s portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized appreciation or depreciation shown in the Schedule of Investments. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized appreciation or depreciation shown in the Schedule of Investments. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if there are movements in currency values that are unfavorable to the Fund.  As of November 30, 2004,  the Fund held no forward currency contracts.

Futures contracts

The Fund may purchase and sell futures contracts to manage its exposure to the financial markets.  Buying futures tends to increase the Fund’s exposure to the underlying instrument.  Selling futures tends to decrease the Fund’s

5

exposure to the underlying instrument or hedge other Fund instruments.  Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange.  In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts.  Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund.  The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed.  Futures contracts involve, to varying degrees, risk of loss in excess of the appreciation and depreciation disclosed in the Schedule of Investments.  Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions.  Losses may arise from the changes in the value of the underlying instrument, if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms.  Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.  As of November 30, 2004, the Fund held no futures contracts.

Options

The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest.  Writing put options tends to increase the Fund’s exposure to the underlying instrument.  Writing call options tends to decrease the Fund’s exposure to the underlying instrument.  When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written.  Premiums received from writing options which expire are treated as realized gains.  Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss.  The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option.  In the event that the Fund writes uncovered call options (i.e. options for investments that the Fund does not own), it bears the risk of incurring substantial losses if the price of the underlying investment increases during the term of the option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.  As of November 30, 2004, the Fund held no written option contracts.

The Fund may also purchase put and call options.  Purchasing call options tends to increase the Fund’s exposure to the underlying instrument.  Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument.  The Fund pays a premium as a cost for a purchased option disclosed in the Schedule of Investments, which is subsequently marked to market to reflect the current value of the option.  Premiums paid for purchasing options which expire are treated as realized losses.  Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid.  As of November 30, 2004, the Fund held no purchased option contracts.

Exchange traded options are valued at the last sale price, or if no sale is reported, the last bid price for purchased options and the last ask price for written options.  Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Manager.

Indexed securities

The Fund may invest in indexed securities whose redemption values and/or coupons are linked to the prices of other securities, securities indices, or other financial indicators.  The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that may be difficult to invest in through conventional securities.  Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment. As of November 30, 2004, the Fund held no indexed securities.

Swap agreements

The Fund may enter into swap agreements to manage its exposure to the financial markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into total return swap agreements, which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. The Fund may also enter into contracts for differences in which the Fund agrees with the counterparty that its return will be based on the relative performance of two different groups or “baskets” of securities, adjusted by an interest rate payment.

6

To the extent that the relative performance of the two baskets of securities exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. In connection with these agreements, cash or securities may be set aside as collateral by the Fund’s custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss. Payments received or made on swap contracts are recorded as realized gain or loss. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts disclosed in the Schedule of Investments. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in the price of the security or index underlying these transactions.  As of November 30, 2004, the Fund held no swap contracts.

Security lending

The Fund may lend its securities to certain qualified brokers.  The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in recovery or loss of rights in the collateral should the borrower of the securities fail financially.  The Fund receives compensation for lending its securities.  As of November 30, 2004, the Fund had no securities on loan.

Investment risk

Investments in emerging countries, such as Taiwan, present certain risks that are not inherent in many other securities.  Many emerging countries present elements of political and/or economic instability.  The securities markets of emerging countries are generally smaller and less developed than the securities markets of the U.S. and developed foreign markets.  Further, countries may impose various types of foreign currency regulations or controls which may impede the Fund’s ability to repatriate amounts it receives.  The Fund may acquire interests in securities in anticipation of improving conditions in the related countries.  These factors may result in significant volatility in the values of its holdings.  The Taiwanese markets are relatively illiquid.  Accordingly, the Fund may not be able to realize in an actual sale amounts approximating those used to value its holdings.  The Fund may concentrate investments in the securities of a small number of issuers.  As a result, the value of the Fund’s shares can be expected to change in light of factors affecting those issuers and may fluctuate more widely than the value of shares of a portfolio that invests in a broader range of securities.

2.              Additional information

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semi-annual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

7

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments

November 30, 2004 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	96.0%
Short-Term Investments and Other Assets and Liabilities (net)	2.9
Preferred Stocks	1.1
100.0%

Industry Sector Summary	% of Equity Investments
Financials	22.4%
Energy	13.1
Consumer Discretionary	12.2
Health Care	11.9
Utilities	9.7
Industrials	8.1
Consumer Staples	7.3
Materials	6.0
Telecommunication Services	5.0
Information Technology	4.3
100.0%

Country Summary	% of Equity Investments
Japan	23.3%
United Kingdom	20.5
Germany	7.4
Netherlands	7.1
France	5.2
Italy	4.1
Belgium	4.0
Sweden	3.2
Switzerland	3.2
Norway	3.0
Spain	2.4
Australia	2.3
Finland	1.7
Singapore	1.7
Austria	1.6
Hong Kong	1.5
Ireland	1.5
South Korea	1.4
Taiwan	1.0
Brazil	0.6
Canada	0.6
South Africa	0.5
Malaysia	0.3
Mexico	0.3
Russia	0.3
Turkey	0.3
China	0.2
Denmark	0.2
Indonesia	0.2
Argentina	0.1
Greece	0.1
Philippines	0.1
Thailand	0.1
Poland	0.0
United States	0.0
100.0%

See accompanying notes to the Schedule of Investments.

1

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2004 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 96.0%

	Argentina — 0.1%
4,900	Tenaris SA ADR	247,254

	Australia — 2.3%
84,857	Australia and New Zealand Banking Group Ltd	1,318,095
133,455	BHP Billiton Ltd	1,588,205
93,408	Boral Ltd	497,231
156,685	General Property Trust Units	441,683
102,113	National Australia Bank Ltd	2,220,097
85,328	Santos Ltd	584,506
437,095	Telstra Corp Ltd	1,667,833
98,357	Westfield Group *	1,201,964
46,802	Woodside Petroleum Ltd	753,668
		10,273,282

	Austria — 1.6%
7,896	Austrian Airlines *	103,666
6,302	Boehler Uddeholm (Bearer)	746,938
6,941	Flughafen Wien AG	498,473
684	Generali Holding Vienna AG	23,669
446	Lenzing AG	101,992
2,407	Mayr-Melnhof Karton AG (Bearer)	385,022
313	Oesterreichische Elektrizitaetswirtschafts AG Class A	63,552
9,884	OMV AG	2,610,909
7,996	VA Technologie AG (Bearer) *	623,427
16,686	Voestalpine AG	1,193,614
18,931	Wienerberger AG	842,164
		7,193,426

	Belgium — 3.9%
23,751	Almanij NV	2,131,307
1,196	Bekaert SA	93,568
11,718	Belgacom SA *	467,756
800	CMB SA *	231,822
6,470	Colruyt SA	1,029,081
18,354	Delhaize Group	1,420,222
115,924	Dexia	2,473,282
5,176	Electrabel SA	2,089,930
171	Exmar NV	9,939
111,595	Fortis	2,953,270
32,397	KBC Bancassurance Holding	2,413,788
45,552	UCB SA	2,355,198
		17,669,163

	Brazil — 0.2%
7,953	Banco do Brasil SA	93,126
766	Banco do Brasil SA (Receipt Shares) *	8,970
8,000	Compania de Concessoes Rodoviarias	145,029
9,061	Compania Siderurgica Nacional SA	172,559
10,388,000	Electrobas (Centro)	168,041
8,200	Petroleo Brasileiro SA (Petrobras)	307,952
3,200	Petroleo Brasileiro SA (Petrobras) ADR	122,112
		1,017,789

See accompanying notes to the Schedule of Investments.

2

	Canada — 0.5%
18,600	Canadian Natural Resources	798,249
18,300	EnCana Corp	1,043,472
15,700	National Bank of Canada	615,958
		2,457,679

	China — 0.2%
10,300	China Telecom Corp Ltd ADR	379,349
6,000	CNOOC Ltd	3,407
716,000	PetroChina Co Ltd Class H	402,983
52,999	Weiqiao Textile Co	79,982
		865,721

	Denmark — 0.2%
1,600	DFDS A/S	76,171
18,450	Novo-Nordisk A/S Class B	978,194
		1,054,365

	Finland — 1.6%
23,700	Finnair Oyj Class A	162,233
46,600	Fortum Oyj	807,455
3,293	Kemira Growhow Oyj *	24,071
20,000	Kemira Oyj	276,825
239,750	Nokia Oyj	3,880,745
18,200	Orion Oyj Class B	288,980
37,700	Rautaruukki Oyj	454,900
71,200	Sampo Oyj Class A	918,983
24,800	UPM-Kymmene Oyj	559,358
		7,373,550

	France — 5.1%
4,429	Air Liquide	766,152
50,797	Arcelor	1,119,223
28,847	Axa	675,627
20,433	BNP Paribas	1,420,735
4,173	Bongrain SA	283,215
5,024	Chargeurs SA	180,756
36,812	Cie de Saint-Gobain	2,094,337
4,953	Eiffage SA	494,170
1,821	Eramet	169,276
2,228	Esso S.A.F.	330,942
4,870	Pernod-Ricard	728,138
30,100	Peugeot SA	1,839,263
22,052	Sanofi-Aventis	1,660,293
16,512	Societe Generale	1,594,658
70,425	Suez SA	1,655,792
786	Total Gabon	355,668
35,066	Total SA	7,677,098
		23,045,343

	Germany — 6.5%
16,150	Adidas-Salomon AG	2,532,706
12,400	Altana AG	677,339
11,625	Bankgesellschaft Berlin AG *	31,211
22,888	Bayer AG	726,285
40,072	DaimlerChrysler AG (Registered)	1,793,346
309	Degussa AG	13,361
71,870	E. On AG	6,052,245
10,800	IWKA AG	263,126
2,000	Krones AG	204,793
48,800	MAN AG	1,853,755
30,200	Merck KGaA	1,738,949
6,843	Puma AG	1,893,890

See accompanying notes to the Schedule of Investments.

3

42,800	RWE AG	2,275,453
67,700	Schering AG	4,817,658
14,327	Siemens AG (Registered)	1,145,650
23,241	Suedzucker AG	469,508
65,849	ThyssenKrupp AG	1,430,818
35,530	Volkswagen AG	1,598,374
		29,518,467

	Greece — 0.1%
17,730	National Bank of Greece SA	547,327

	Hong Kong — 1.5%
302,000	BOC Hong Kong Holdings Ltd	565,395
92,000	China Mobile Ltd	300,111
346,400	CLP Holdings Ltd	1,989,421
299,000	Hang Lung Group Co Ltd	560,613
497,000	Hong Kong Electric Holdings Ltd	2,226,889
102,000	Sun Hung Kai Properties Ltd	1,009,783
		6,652,212

	Indonesia — 0.2%
347,999	Astra International Tbk PT	346,588
854,000	Bumi Resources Tbk PT *	75,700
920,000	Indah Kiat Pulp & Paper *	91,515
361,000	Indonesian Satellite Corp Tbk PT	229,802
1,433,000	PT Bank Mandiri	289,833
		1,033,438

	Ireland — 1.4%
54,909	Allied Irish Banks Plc	1,066,994
42,104	Anglo Irish Bank Corp	953,597
137,534	Bank of Ireland	2,110,068
89,154	CRH Plc	2,249,606
32,149	Greencore Group Plc	123,769
		6,504,034

	Italy — 4.0%
36,950	Assicurazioni Generali SPA	1,138,672
100,547	Enel SPA	897,245
482,760	ENI SPA	11,875,792
3,111	Fiat SPA (Savings Shares) *	16,182
118,184	Parmalat Finanziaria SPA * (a) (b)	1,571
1,566,274	Telecom Italia Di RISP	4,322,143
		18,251,605

	Japan — 22.6%
26,550	Acom Co Ltd	1,991,911
82,000	AIOI Insurance Co Ltd	361,911
6,900	Aoki International	86,960
54,000	Bridgestone Corp	976,440
93,800	Chubu Electric Power Co Inc	2,188,228
19,900	Chugoku Electric Power Co Inc	363,676
216,000	Cosmo Oil Co Ltd	626,981
16,800	Daewoo Motor Sales	122,718
83,700	Daiichi Pharmaceuticals Co Ltd	1,663,506
14,000	Daio Paper Corp	126,466
37,200	Daito Trust Construction Co Ltd	1,680,594
42,100	Denso Corp	1,006,428
72,800	Eisai Co Ltd	2,167,448
27,000	Ezaki Glico Co Ltd	190,009
282,000	Fuji Heavy Industries Ltd	1,302,472

See accompanying notes to the Schedule of Investments.

4

29,000	Fuji Photo Film Co Ltd	1,018,398
304,000	Furukawa Electric Co Ltd *	1,500,982
256,000	Hitachi Ltd	1,644,496
61,600	Honda Motor Co Ltd	2,947,222
16,800	Hoya Corp	1,746,032
28,000	Hyundai Marine & Fire Insurance Co	107,800
427,000	Ishikawajima-Harima Heavy Industries *	580,978
426,000	Isuzu Motors Ltd *	1,265,735
285,000	Itochu Corp *	1,290,047
57,000	Itoham Foods Inc	275,724
12,000	Izumiya Co Ltd	78,038
40,000	JACCS Co Ltd	212,701
272,000	Kajima Corp	1,175,628
162,000	Kamigumi Co Ltd	1,255,553
55,000	Kandenko Co	291,340
67,000	Kansai Electric Power Co Inc	1,300,936
105,000	Kansai Paint Co	633,223
168,000	Kao Corp	4,040,779
114,000	Kawasaki Kisen Kaisha Ltd	761,700
72,000	Kirin Brewery Co Ltd	689,454
133,000	Kubota Corp	656,777
13,400	Kyocera Corp	939,578
46,000	Kyudenko Corp	225,725
45,900	Kyushu Electric Power Co Inc	909,807
31,000	Maeda Road Construction	228,380
433,000	Marubeni Corp	1,225,451
38,900	Marui Co Ltd	513,977
297,000	Mazda Motor Corp	911,078
162,000	Mitsubishi Electric Corp	792,465
72,000	Mitsubishi Paper Mills Ltd	111,055
328	Mitsubishi Tokyo Financial Group Inc	3,096,118
153,000	Mitsui OSK Lines Ltd	947,198
670	Mizuho Financial Group Inc	2,908,004
34,000	Mizuno Corp	142,209
8,000	MOS Food Services	107,169
59,000	Nagase & Co	466,294
10,700	Nintendo Co Ltd	1,284,913
43,000	Nippo Corp	255,552
100,000	Nippon Express Co Ltd	470,480
34,000	Nippon Flour Mills Co Ltd	147,935
27,000	Nippon Paint Co	108,440
71,000	Nisshin Seifun Group Inc	778,196
264,000	Nisshin Steel Co Ltd	629,132
66,000	Nisshinbo Industries Inc	451,105
32,000	Okumura Corp	176,285
28,100	Ono Pharmaceutical Co Ltd	1,478,254
13,500	ORIX Corp	1,715,760
29,600	Promise Co Ltd	2,065,006
61	Rakuten Inc	501,195
13,900	Ryosan Co	313,729
90,300	Sankyo Co Ltd	1,765,984
57,000	Seino Transportation Co Ltd	517,409
167,000	Shimizu Corp	854,685
128,000	Sumitomo Heavy Industries Ltd *	417,780
505,000	Sumitomo Metal Industries Ltd	671,363
259,000	Taiheiyo Cement Corp	647,226
213,000	Taisei Corp	839,749
86,000	Taisho Pharmaceutical Co Ltd	1,653,230
281,000	Takeda Pharmaceutical Co Ltd	13,795,440
17,780	Takefuji Corp	1,158,493
34,000	TOA Corp	55,114

See accompanying notes to the Schedule of Investments.

5

64,500	Tohoku Electric Power Co Inc	1,144,994
68,400	Tokyo Electric Power Co Inc	1,634,996
96,000	TonenGeneral Sekiyu KK	890,951
40,000	Toppan Printing Co Ltd	415,123
121,000	Toshiba Corp	512,738
23,000	Toyo Ink Manufacturing Co Ltd	81,327
37,000	Toyo Seikan Kaisha Ltd	603,072
266,400	Toyota Motor Corp	9,935,141
26,000	Trend Micro Inc	1,356,449
19,500	Yamanouchi Pharmaceutical Co Ltd	710,344
63,000	Yamato Transport Co Ltd	896,926
46,000	Yodogawa Steel Works	217,959
		103,006,274

	Malaysia — 0.3%
46,000	IOI Corp Berhad	114,985
60,000	Kuala Lumpur Kepong Berhad	108,745
77,000	Malakoff Berhad	140,902
68,000	Malaysian International Shipping Berhad (Foreign Registered)	262,645
104,700	Maxis Communications Berhad	254,592
42,000	Proton Holdings Berhad	100,579
79,000	Telekom Malaysia Berhad	249,251
316,000	Time Engineering Berhad *	61,894
		1,293,593

	Mexico — 0.3%
2,500	America Movil SA de CV Class L ADR	116,775
52,150	Cemex SA de CV CPO	336,309
39,000	Fomento Economico Mexicano SA de CV	185,886
38,000	Grupo Financiero Banorte SA de CV	213,241
41,000	Organizacion Soriana SA de CV Class B	140,967
13,900	Telefonos de Mexico SA de CV Class L ADR	486,639
		1,479,817

	Netherlands — 6.9%
377,476	ABN Amro Holdings NV	9,268,470
153,385	Aegon NV	1,896,455
43,981	Akzo Nobel NV	1,818,629
4,187	Boskalis Westminster NV	122,362
22,930	DSM NV	1,381,138
2,671	Gamma Holdings NV	126,787
31,599	Heineken NV	999,881
411,806	ING Groep NV	11,302,952
85,348	Koninklijke Ahold NV *	627,153
2,252	Koninklijke Ten Cate	153,148
23,011	Koninklijke Wessanen NV	291,463
38,490	Royal Dutch Petroleum	2,202,858
4,088	Van Ommeren Vopak NV	88,302
9,363	Wereldhave NV	926,849
		31,206,447

	Norway — 2.9%
18,536	Aker ASA *	177,161
3,306	Aker Kvaerner ASA *	14,856
242,860	DNB NOR ASA	2,292,016
21,304	Frontline Ltd	1,291,889
45,861	Norsk Hydro ASA	3,758,282
17,403	Norske Skogindustrier ASA Class A	370,242
68,300	Orkla ASA	2,104,679
127,715	Statoil ASA	2,016,907
144,623	Telenor ASA	1,277,637
		13,303,669

See accompanying notes to the Schedule of Investments.

6

	Philippines — 0.1%
9,000	Globe Telecom Inc	157,550
12,240	Philippine Long Distance Telephone *	297,441
		454,991

	Poland — 0.0%
16,700	Polski Koncern Naftowy Orlen SA	198,522

	Russia — 0.2%
4,650	Lukoil ADR	578,925
5,900	OAO Gazprom ADR	223,315
8,700	Surgutneftegaz ADR	321,900
		1,124,140

	Singapore — 1.6%
13,400	Creative Technology Ltd	167,447
113,000	DBS Group Holdings Ltd	1,089,183
67,500	Fraser & Neave Ltd	600,934
169,000	Keppel Corp Ltd	829,315
145,000	Oversea-Chinese Banking Corp	1,185,763
242,000	Singapore Press Holdings Ltd	697,035
1,977,380	Singapore Telecommunications	2,860,055
		7,429,732

	South Africa — 0.5%
22,771	ABSA Group Ltd	276,423
15,000	Bidvest Group Ltd	193,345
104,000	FirstRand Ltd	238,876
17,000	Remgro Ltd	258,268
118,900	Sanlam Ltd	248,371
19,000	Sasol Ltd	379,220
32,345	Standard Bank Group Ltd	345,805
10,000	Tiger Brands Ltd	172,367
		2,112,675

	South Korea — 1.3%
67,700	Daewoo Engineering & Construction Co Ltd	357,975
22,860	Daewoo Heavy Industries & Machinery Ltd *	194,466
5,300	Dong-A Pharmaceutical	132,249
19,600	Dongkuk Steel Mill	359,642
27,900	Dongwon Financial Holding Co Ltd	236,082
3,200	Hankuk Electric Glass Co Ltd	155,311
8,000	Hyundai Department Store Co Ltd	126,845
21,500	Hyundai Engineering & Construction *	286,398
2,900	Hyundai Mobis	172,078
6,610	Hyundai Motor Co	324,397
25,400	INI Steel Co	332,942
19,000	KIA Motors Corp	180,578
12,200	Korea Electric Power Corp	303,509
8,800	Korea Express Co Ltd *	209,535
7,900	KT Freetel Co Ltd	164,185
5,600	KT&G Corp	178,171
9,200	LG Cable & Machinery Ltd	180,042
928	LG Home Shopping Inc	51,938
21,700	LG Insurance Co Ltd	129,323
16,400	Poongsan Corp	220,012
2,700	POSCO	504,350
1,590	Samsung Electronics Co Ltd	655,172
500	Shinsegae Co Ltd	140,725

See accompanying notes to the Schedule of Investments.

7

3,000	SK Corp	188,693
400	SK Telecom Co Ltd	75,005
5,500	SK Telecom Co Ltd ADR	123,805
		5,983,428

	Spain — 2.4%
30,971	Altadis SA	1,264,847
37,237	Banco Santander Central Hispano SA	446,700
151,873	Endesa SA	3,271,896
127,322	Iberdrola SA	2,998,023
114,883	Repsol YPF SA	2,799,301
		10,780,767

	Sweden — 3.1%
23,200	Electrolux AB	510,488
28,700	Holmen AB Class B	1,002,361
419,300	Nordea AB	4,115,954
130,100	Skanska AB Class B	1,529,541
6,500	SSAB Swedish Steel Class B	153,988
7,200	Svenska Handelsbanken Class B	174,113
206,000	Swedish Match AB	2,330,150
1,290,500	Telefonaktiebolaget LM Ericsson *	4,292,417
		14,109,012

	Switzerland — 3.2%
6,497	Bobst Group AG (Registered)	256,631
7,074	Micronas Semiconductor Holding AG (Registered) *	305,118
263	Movenpick Holdings (Bearer) *	77,614
65,657	Novartis AG (Registered)	3,145,339
26,428	Roche Holding AG (Non Voting)	2,778,345
2,942	Straumann Holding AG (Registered)	640,899
11,948	Swisscom AG (Registered)	4,688,031
1,603	Valora Holding AG	388,509
13,922	Zurich Financial Services AG *	2,142,147
		14,422,633

	Taiwan — 0.9%
92,000	Asustek Computer Inc	211,767
313,120	Cheng Loong Corp	114,274
307,000	China Bills Finance Corp	99,742
350,000	China Development Financial Holding Corp *	169,749
373,000	China Steel Corp	410,089
193,000	Chung Hung Steel Corp *	124,154
146,000	Chunghwa Telecom Co Ltd	289,336
69,000	Formosa Chemicals & Fibre Co	128,245
147,000	Formosa Plastics Corp	234,248
68,949	Hon Hai Precision Industry Co Ltd	276,672
200,550	International Bank of Taipei	139,452
248,000	Inventec Co Ltd	114,397
181,200	Lite-On Technology Corp	182,782
279,000	Mega Financial Holdings Co Ltd	181,324
254,000	Mitac International Corp	117,508
108,000	Realtek Semiconductor Corp	113,222
318,000	Taiwan Cellular Corp	339,839
225,000	Taiwan Cement Corp	135,038
395,664	Taiwan Semiconductor Manufacturing Co Ltd	572,747
5,174	Taiwan Semiconductor Manufacturing Co Ltd ADR	41,237
10,000	United Microelectronics Corp *	6,156
528,000	Waterland Financial Holdings	205,629
		4,207,607

See accompanying notes to the Schedule of Investments.

8

	Thailand — 0.1%
70,000	Advanced Info Service Pcl (Foreign Registered) (b)	174,973
22,000	Bangkok Dusit Medical Service Pcl (Foreign Registered) (b)	9,099
25,400	PTT Exploration & Production Pcl (Foreign Registered) (b)	185,618
		369,690

	Turkey — 0.3%
33,532,728	Akbank TAS	159,055
13,027,450	Aksa Akrilik Kimya Sanayii *	136,598
35,106,000	Tupras Turkiye Petrol Rafine	356,169
45,871,311	Turkcell Iletisim Hizmet AS	283,003
40,816,326	Vestel Elektronik Sanayi *	142,666
122,314,000	Yapi ve Kredi Bankasi *	326,760
		1,404,251

	United Kingdom — 19.9%
48,229	Alliance & Leicester Plc	783,594
143,700	Allied Domecq Plc	1,417,609
26,522	AstraZeneca Plc	1,040,770
357,351	Aviva Plc	3,955,149
12,913	AWG Plc *	185,660
274,355	BAE Systems Plc	1,285,534
54,893	Barclays Plc	566,643
153,848	Barratt Developments Plc	1,511,368
226,977	BBA Group Plc	1,255,523
44,828	Berkeley Group Holdings	1,020,553
375,061	BG Group Plc	2,603,098
142,160	BHP Billiton Plc	1,662,281
162,849	Boots Group Plc	1,963,311
1,057,915	BP Plc	10,801,403
544,525	BT Group Plc	2,018,643
110,839	Cadbury Schweppes Plc	991,609
22,050	Carnival Plc	1,230,089
364,797	Centrica Plc	1,728,839
810,222	Dixons Group Plc (New Shares)	2,254,035
83,917	Gallaher Group Plc	1,163,932
427,758	GlaxoSmithKline Plc	9,033,011
29,411	Great Portland Estates Plc	180,036
63,857	GUS Plc	1,066,315
231,263	HBOS Plc	3,236,934
127,471	Imperial Tobacco Group Plc	3,318,904
26,429	Inchcape Plc	825,931
7,793	ITV Plc (Convertible Shares) *	6,000
100,619	Kelda Group Plc	1,036,791
67,837	Kingfisher Plc	373,295
16,396	Laird Group	114,514
56,225	Land Securities Group Plc	1,380,354
900,778	Lloyds TSB Group Plc	7,247,901
337,411	mmO2 Plc *	737,578
278,762	National Grid Transco Plc	2,542,937
88,143	Next Plc	2,701,005
349,084	Northern Foods Plc	1,122,622
53,854	Provident Financial Plc	632,074
48,100	RMC Group Plc	770,888
276,249	Rolls-Royce Group Plc *	1,388,560
10,585,647	Rolls-Royce Group Plc Class B	20,234
93,335	SABMiller Plc	1,570,720
166,806	Scottish & Southern Energy Plc	2,623,846
111,929	Scottish Power Plc	827,033
48,832	Severn Trent Plc	829,879
73,600	Shell Transport & Trading Co Plc (Registered)	620,568

See accompanying notes to the Schedule of Investments.

9

145,230	Tate & Lyle Plc	1,364,495
286,900	Taylor Woodrow Plc	1,273,132
83,384	Whitbread Plc	1,271,474
170,020	Wimpey (George) Plc	1,159,088
101,590	Wolseley Plc	1,746,092
		90,461,854

	United States — 0.0%
2,840	Ship Finance International Ltd	71,142

	TOTAL COMMON STOCKS (COST $348,953,157)	437,124,899

	PREFERRED STOCKS — 1.1%

	Brazil — 0.4%
4,000	Banco Bradesco SA 6.11%	261,765
2,065	Banco Itau Holding Financeira SA 2.71%	268,746
27,731,000	Compania Paranaense de Energia 1.36%	127,644
13,812	Gerdau SA 5.30%	248,616
119,825	Investimentos Itau SA 4.62%	187,227
14,181	Petroleo Brasileiro SA (Petrobras) 5.51%	484,344
48,401	Sadia SA 4.03%	97,870
		1,676,212

	Germany — 0.7%
1,500	Porsche AG (Non Voting) 0.70%	956,143
37,000	ProSieben Sat.1 Media AG 0.15%	618,575
7,491	RWE AG 4.35%	340,213
24,807	Villeroy & Boch AG (Non Voting) 5.78%	298,267
32,540	Volkswagen AG 4.55%	1,069,440
		3,282,638

	Italy — 0.0%
3,868	Fiat SPA	19,251

	South Korea — 0.0%
4,200	Hyundai Motor Co 3.69%	108,253

	TOTAL PREFERRED STOCKS (COST $3,903,788)	5,086,354

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 0.4%

	Cash Equivalent — 0.4%
1,700,000	ING Bank GC Time Deposit, 2.07%, due 12/01/04	1,700,000

	U.S. Government — 0.0%
270,000	U.S. Treasury Bill, 2.30%, due 2/24/05 (c)	268,626

	TOTAL SHORT-TERM INVESTMENT (COST $1,968,806)	1,968,626

See accompanying notes to the Schedule of Investments.

10

TOTAL INVESTMENTS — 97.5% (Cost $354,825,751)	444,179,879

Other Assets and Liabilities (net) — 2.5%	11,394,780

TOTAL NET ASSETS — 100.0%	$455,574,659

ADR - American Depositary Receipt
Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.

*	Non-income producing security.
(a)	Bankrupt issuer.
(b)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees (Note 1).
(c)	Rate shown represents yield to maturity.

See accompanying notes to the Schedule of Investments.

11

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2004 (Unaudited)

At November 30, 2004, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$354,914,702	$92,083,503	$(2,818,326)	$89,265,177

See accompanying notes to the Schedule of Investments.

12

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Notes to Schedule of Investments

November 30, 2004 (Unaudited)

1.     Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and which are consistently followed by GMO Tax-Managed International Equities Fund (the”Fund”).

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price.  Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price.  The values of securities which are primarily traded on foreign exchanges are translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair value.  Shares of mutual funds are valued at their net asset value as reported on each business day. For other assets, and in cases where market prices are not readily available or the Manager believes established valuation methodologies are unreliable, the Fund’s investments will be valued at “fair value”, as determined in good faith by the Trustees or pursuant to procedures approved by the Trustees. A security’s value may be deemed unreliable if, for example, the Manager becomes aware of information or events that would materially affect its value. Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange (“NYSE”), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, foreign equity securities held by the Fund are generally valued using fair value prices based on modeling tools by a third party vendor to the extent that these fair value prices are available.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars.  The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day.  Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred.  The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments.  Such fluctuations are included with net realized and unrealized gain or loss on investments.  Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of currencies and forward currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid.

Forward currency contracts

The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund’s portfolio securities.  A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date.  The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized appreciation or depreciation shown in the Schedule of Investments.  Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss.  These contracts may involve market risk in excess of the unrealized appreciation or depreciation shown in the Schedule of Investments. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if there are movements in currency values that are unfavorable to the Fund.  As of November 30, 2004, the Fund held no forward currency contracts.

13

Futures contracts

The Fund may purchase and sell futures contracts to manage its exposure to the financial markets.  Buying futures tends to increase the Fund’s exposure to the underlying instrument.  Selling futures tends to decrease the Fund’s exposure to the underlying instrument or hedge other Fund instruments.  Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange.  In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts.  Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund.  The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed.  Futures contracts involve, to varying degrees, risk of loss in excess of the appreciation and depreciation disclosed in the Schedule of Investments.  Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions.  Losses may arise from the changes in the value of the underlying instrument, if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms.  Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.  As of November 30, 2004, the Fund held no futures contracts.

Options

The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest.  Writing put options tends to increase the Fund’s exposure to the underlying instrument.  Writing call options tends to decrease the Fund’s exposure to the underlying instrument.  When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written.  Premiums received from writing options which expire are treated as realized gains.  Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss.  The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option.  In the event that the Fund writes uncovered call options (i.e. options for investments that the Fund does not own), it bears the risk of incurring substantial losses if the price of the underlying investment increases during the term of the option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.  As of November 30, 2004, the Fund held no written option contracts.

The Fund may also purchase put and call options.  Purchasing call options tends to increase the Fund’s exposure to the underlying instrument.  Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument.  The Fund pays a premium as a cost for a purchased option disclosed in the Schedule of Investments, which is subsequently marked to market to reflect the current value of the option.  Premiums paid for purchasing options which expire are treated as realized losses.  Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. As of November 30, 2004, the Fund held no purchased option contracts.

Exchange traded options are valued at the last sale price, or if no sale is reported, the last bid price for purchased options and the last ask price for written options.  Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Manager.

Swap agreements

The Fund may enter into swap agreements to manage its exposure to the financial markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into total return swap agreements, which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. The Fund may also enter into contracts for differences in which the Fund agrees with the counterparty that its return will be based on the relative performance of two different groups or “baskets” of securities, adjusted by an interest rate payment. To the extent that the relative performance of the two baskets of securities exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. In connection with these agreements, cash or securities may be set aside as collateral by the Fund’s custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss. Payments

14

received or made on swap contracts are recorded as realized gain or loss. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts disclosed in the Schedule of Investments. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in the price of the security or index underlying these transactions.  As of November 30, 2004, the Fund held no swap agreements.

Security lending

The Fund may lend its securities to certain qualified brokers.  The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan.  As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in recovery or loss of rights in the collateral should the borrower of the securities fail financially.  The Fund receives compensation for lending its securities.  As of November 30, 2004, the Fund had no securities on loan.

Investment risk

There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities.  These risks may involve adverse political and economic developments including the possible imposition of capital controls or other foreign governmental laws or restrictions.  In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets.  The risks described above apply to an even greater extent to investments in emerging markets.  The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.

2.     Additional information

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semi-annual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

15

GMO Benchmark-Free Allocation Fund
(A Series of GMO Trust)
Schedule of Investments
November 30, 2004 (Unaudited)

Asset Class Summary	% of Total Net Assets
Mutual Funds	100.0%
Short-Term Investments and Other Assets and Liabilities (net)	0.0
100.0%

See accompanying notes to the Schedule of Investments.

1

GMO Benchmark-Free Allocation Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
November 30, 2004 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%
27,700,270	GMO Currency Hedged International Bond Fund, Class III	264,537,579
10,035,207	GMO Currency Hedged International Equity Fund, Class III *	78,274,612
8,075,471	GMO Emerging Country Debt Fund, Class IV	93,594,704
12,612,738	GMO Emerging Markets Fund, Class VI	222,740,959
18,978,456	GMO Inflation Indexed Bond Fund, Class III	229,449,532
198,965	GMO International Growth Fund, Class III	5,163,152
185,736	GMO International Intrinsic Value Fund, Class III	5,128,157
6,130,076	GMO International Small Companies Fund, Class III	112,854,694
	TOTAL MUTUAL FUNDS (COST $933,756,380)	1,011,743,389

Par Value ($)		Description	Value ($)

		SHORT-TERM INVESTMENT — 0.0%

		Repurchase Agreement — 0.0%
32,769		Citigroup Global Markets Repurchase Agreement, dated 11/30/04, due 12/01/04, with a maturity value of $32,770, and an effective yield of 1.00%, collateralized by a U.S. Treasury Bond with a rate of 11.25%, maturity date of 2/15/15, and a market value, including accrued interest of $33,442.	32,769

		TOTAL SHORT-TERM INVESTMENT (COST $32,769)	32,769

		TOTAL INVESTMENTS — 100.0%
		(Cost $933,789,149)	1,011,776,158

		Other Assets and Liabilities (net) — 0.0%	(49,384)

		TOTAL NET ASSETS — 100.0%	$1,011,726,774

	*	Non-income producing security.

See accompanying notes to the Schedule of Investments.

2

GMO Benchmark-Free Allocation Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2004 (Unaudited)

At November 30, 2004, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$933,979,711	$77,796,447	$—	$77,796,447

See accompanying notes to the Schedule of Investments.

3

GMO Benchmark-Free Allocation Fund
(A Series of GMO Trust)

Notes to Schedule of Investments
November 30, 2004 (Unaudited)

1.              Investments in affiliated issuers

GMO Benchmark-Free Allocation Fund (the “Fund”) operates as a “fund-of-funds” and makes investments in other funds of the GMO Trust (“underlying funds”).  The Schedule of Investments of the underlying funds should be read in conjunction with the Fund’s Schedule of Investments.  These schedules are available, without charge, upon request by calling (617)346-7646 (collect) or by visiting GMO’s website at www.gmo.com.

A summary of the Fund’s transactions in the shares of these issuers during the nine months ended November 30, 2004, is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain Distributions	Value, end of period
GMO Currency Hedged International Bond Fund, Class III	$30,211,567	$227,146,148	$3,500,000	$235,155	$—	$264,537,579
GMO Currency Hedged International Equity Fund, Class III	—	77,737,981		—	—	78,274,612
GMO Emerging Country Debt Fund, Class IV	42,883,100	124,971,738	88,777,500	2,957,261	838,626	93,594,704
GMO Emerging Markets Fund, Class VI	48,102,097	140,804,501		671,437	9,198	222,740,959
GMO Inflation Indexed Bond Fund, Class III	59,927,259	178,273,626	12,500,000	14,743	3,567,875	229,449,532
GMO International Growth Fund, Class III	—	26,500,000	22,627,839	—	—	5,163,152
GMO International Intrinsic Value Fund, Class III	—	5,000,000	—	—	—	5,128,157
GMO International Intrinsic Value Fund, Class IV	16,784,562	35,925,967	52,881,696	—	—	—
GMO International Small Companies Fund, Class III	89,579,023	134,266,285	115,627,000	424,237	4,489,200	112,854,694
GMO Real Estate Fund, Class III	—	41,209,055	45,459,621	270,810	—	—

Totals	$287,487,608	$991,835,301	$341,373,656	$4,573,643	$8,904,899	$1,011,743,389

4

2.              Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and which are consistently followed by the Fund.

Portfolio valuation

Shares of underlying funds are valued at their net asset value as reported on each business day.  Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price.  Foreign equity securities held by certain underlying funds in which the Fund invests are generally valued using fair value prices based on modeling tools by a third party vendor to the extent that these fair prices are available.  Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price.  Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost, which approximates fair value.  Securities for which quotations are not readily available, or whose values the Manager has determined to be unreliable, are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.  A security’s value may be deemed unreliable if, for example, the Manager becomes aware of information or events occurring after the close of a foreign market that would materially affect that security’s value of the underlying funds.

Securities held by the underlying funds may be valued by independent pricing services which use prices provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

Certain investments in securities held by the underlying funds were valued on the basis of a price provided by a principal market maker.  The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold and the differences could be material to the market value shown in the Schedule of Investments of the underlying funds.

Repurchase agreements

The Fund may enter into repurchase agreements with certain banks and broker/ dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date.  The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement.  The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller.  Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty.  In connection with transactions in repurchase agreements, if the seller defaults or enters insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited.  See the Schedule of Investments for the open repurchase agreement held by the Fund as of November 30, 2004.

Investment risk

The Fund is subject to the investment risk associated with an investment in the underlying funds, some of which may invest in foreign securities.  There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities.  These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions.  In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.  The risks described above apply to an even greater extent to investments in emerging markets.  The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.  Additionally, the investment risk associated with an investment in the underlying funds may be more pronounced to the extent that the underlying funds engage in derivative transactions.

3.              Additional information

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semi-annual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

5

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments

November 30, 2004 (Unaudited)

Asset Class Summary	% of Total Net Assets
Mutual Funds	88.0%
Debt Obligations	11.9
Put Options Purchased	1.9
Preferred Stocks	0.4
Forward Currency Contracts	0.1
Futures	(0.3)
Swaps	(0.3)
Short-Term Investments and Other Assets and Liabilities (net)	(1.7)
100.0%

See accompanying notes to the Schedule of Investments.

1

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2004 (Unaudited)

Par Value		Description	Value ($)

		DEBT OBLIGATIONS — 11.9%

		Albania — 0.4%

		Foreign Government Obligations
USD	15,681,227	Republic of Albania Par Bond, Zero Coupon, 0.00%, due 08/31/25 (a) (b)	4,712,913

		Austria — 0.6%

		Corporate Debt
GBP	500,000	Bank Austria Creditanstalt AG, 8.38%, due 11/04/11	1,112,350
USD	4,175,000	Bank Austria Creditanstalt, AG, Series EMTN, 144A, 7.25%, due 02/15/17	4,930,049
		Total Austria	6,042,399

		Brazil — 0.3%

		Foreign Government Obligations
USD	10,000,000	Brazil Discount Bond, Principal Strip, Series D1A, Zero Coupon, 0.00%, due 04/15/24 (a)	3,253,216

		Canada — 0.4%

		Foreign Government Obligations
CAD	4,000,000	Government of Canada (Cayman), 7.25%, due 06/01/08	3,735,755

		Chile — 0.1%

		Corporate Debt
USD	750,000	Banco Santander Series MBIA, 6.50%, due 11/01/05	770,625

		Luxembourg — 0.8%

		Corporate Debt
USD	8,000,000	Tyco International Group SA, 5.80%, due 08/01/06	8,298,880

		Mexico — 0.3%

		Corporate Debt
USD	3,000,000	Pemex Finance Ltd, Series 1A1 Class A2, AMBAC, 144A, 6.30%, due 05/15/10	3,193,125

		United States — 9.0%

		Corporate Debt — 2.5%
USD	10,000,000	General Electric Capital Corp, Series MTNA, 5.88%, due 02/15/12	10,776,000
USD	5,000,000	Target Corp, 4.00%, due 06/15/13	4,737,000
USD	5,000,000	Verizon Global Funding Corp, 4.38%, due 06/01/13	4,800,200
USD	5,000,000	Wells Fargo & Co, 5.00%, due 11/15/14	5,025,000

		U.S. Government — 4.0%
USD	10,100,000	U.S. Treasury 0.00% Receipts, 0.00%, due 02/15/10 (a)	7,997,985
USD	10,100,000	U.S. Treasury 0.00% Receipts, 0.00%, due 02/15/12 (a)	7,095,493
USD	10,100,000	U.S. Treasury 0.00% Receipts, 0.00%, due 08/15/12 (a)	6,882,316
USD	17,630,550	US Treasury Inflation Indexed Note, 3.63%, due 01/15/08 (c) (d)	19,321,981
			41,297,775

See accompanying notes to the Schedule of Investments.

2

		U.S. Government Agency — 2.5%
USD	25,000,000	Fannie Mae TBA, 5.50%, due 12/01/34	25,320,312

		Total United States	91,956,287

		TOTAL DEBT OBLIGATIONS (COST $115,277,860)	121,963,200

Principal Amount		Description	Value ($)

		OPTIONS PURCHASED — 1.9%

		Cross Currency Options — 1.9%
AUD	171,600,000	AUD Call/JPY Put, Expires 3/29/2005, Strike 80.00	1,746,855
EUR	109,200,000	EUR Call/USD Put, Expires 7/15/2005, Strike 1.246	10,860,247
GBP	75,800,000	GBP Call/JPY Put, Expires 10/28/2005, Strike 185.00	6,518,678
			19,125,780

		TOTAL OPTIONS PURCHASED (COST $11,539,858)	19,125,780

Shares		Description	Value ($)

		PREFERRED STOCKS — 0.4%

		United States — 0.4%
10,000		Home Ownership Funding 2 Preferred 144A, 13.338%	4,140,870

		TOTAL PREFERRED STOCKS (COST $4,678,267)	4,140,870

		MUTUAL FUNDS — 88.0%

		Affiliated Issuers — 88.0%
USD	2,589,330	GMO Emerging Country Debt Fund, Class III	29,984,445
USD	26,031,584	GMO Short-Duration Collateral Fund	663,284,769
USD	93,858	GMO Special Purpose Holding Fund	1,724,172
USD	8,108,000	GMO World Opportunity Overlay Fund	202,781,080

		TOTAL MUTUAL FUNDS (COST $890,597,339)	897,774,466

		TOTAL INVESTMENTS — 102.2% (Cost $1,022,093,324)	1,043,004,316

		Other Assets and Liabilities (net) — (2.2%)	(22,465,108)

		TOTAL NET ASSETS — 100.0%	$1,020,539,208

144A - Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

		AMBAC - Insured as to the payment of principal and interest by AMBAC Assurance Corporation.
		EMTN - Euromarket Medium Term Note

See accompanying notes to the Schedule of Investments.

3

MBIA - Insured as to the payment of principal and interest by MBIA Insurance Corp.
TBA - To Be Announced (Note 2)

(a)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees (Note 2).
(b)	Security is backed by the U.S. Government.
(c)	All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts and open swap contracts (Note 2).
(d)	Indexed security in which price and/or coupon is linked to prices of other securities, securities indices, or other financial indicators (Note 2).

Currency Abbreviations:

AUD - Australian Dollar
CAD - Canadian Dollar
CHF - Swiss Franc
EUR - Euro
GBP - British Pound
JPY - Japanese Yen
NOK - Norwegian Krone
NZD - New Zealand Dollar
SEK - Swedish Krona
USD - United States Dollar

See accompanying notes to the Schedule of Investments.

4

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2004 (Unaudited)

At November 30, 2004, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$1,023,161,177	$20,673,129	$(829,990)	$19,843,139

A summary of outstanding financial instruments at November 30, 2004 is as follows:

Forward currency contracts

Settlement Date	Deliver/Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)

Buys

1/18/05	AUD	60,100,000	$46,446,779	$808,169
2/15/05	CHF	9,800,000	8,642,079	179,285
2/08/05	GBP	59,000,000	112,272,324	3,916,442
12/14/04	JPY	16,674,000,000	162,334,693	7,044,521
12/07/04	NZD	67,700,000	48,473,623	4,387,403

				$16,335,820

Sales

1/18/05	AUD	62,600,000	$48,378,842	$(1,960,530)
1/25/05	CAD	7,500,000	6,304,430	(169,812)
2/15/05	CHF	43,300,000	38,183,879	(920,540)
12/01/04	EUR	48,750	64,795	(1,286)
2/22/05	EUR	172,800,000	229,769,706	(3,227,429)
2/08/05	GBP	7,500,000	14,271,906	(531)
12/01/04	JPY	580,000	5,642	7
12/14/04	JPY	20,060,000,000	195,300,104	(9,933,787)

				$(16,213,908)

See accompanying notes to the Schedule of Investments.

5

Forward cross currency contracts

Settlement Date	Deliver/Units of Currency		Receive/In Exchange For		Net Unrealized Appreciation (Depreciation)

12/21/04	CHF	77,009,724	EUR	49,800,000	(1,544,187)
12/21/04	EUR	10,900,000	CHF	16,633,291	142,501
1/11/05	EUR	36,600,000	NOK	299,292,525	269,031
2/01/05	EUR	102,300,000	SEK	929,666,595	2,212,622
2/01/05	SEK	320,197,790	EUR	35,700,000	(143,096)

					$936,871

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)

Buys

59	Australian Government Bond 10 Yr.	December 2004	$4,849,601	$11,430
101	Australian Government Bond 3 Yr.	December 2004	8,056,805	20,947
916	Canadian Government Bond 10 Yr.	March 2005	85,263,765	257,641
847	U.S. Long Bond	March 2005	93,275,875	(1,610,189)
801	U.S. Treasury Note 10 Yr.	March 2005	88,710,750	(665,166)
703	U.S. Treasury Note 5 Yr.	March 2005	76,506,172	(309,511)
				$(2,294,848)

Sales

95	Euro BOBL	December 2004	$14,261,039	$(19,915)
161	Euro Bund	December 2004	25,298,507	(57,598)
32	Japanese Government Bond 10 Yr.	December 2004	43,158,519	(173,100)
3	Swiss Federal Bond	December 2004	341,313	(9,941)
517	UK Gilt Long Bond	March 2005	109,675,485	(242,573)
				$(503,127)

See accompanying notes to the Schedule of Investments.

6

At November 30, 2004, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

Swap Agreements

Notional Amount	Expiration Date	Description	Net Unrealized Appreciation (Depreciation)

Credit Default Swaps

5,000,000 USD	4/2/07	Agreement with Lehman Brothers Special Financing Inc. dated 3/27/02 to receive 0.52% per year times the notional amount. In exchange for that periodic payment, upon a default event by General Electric Capital Corporation, the Fund agrees to pay Lehman Brothers Special Financing Inc. the notional amount of the swap. To receive that payment, Lehman Brothers Special Financing Inc. must deliver a bond (with par value equal to the notional of the swap) issued by General Electric Capital Corporation.	$34,609

3,000,000 USD	4/17/07	Agreement with Bear Stearns dated 4/12/02 to receive 1.28% per year times the notional amount. In exchange for that periodic payment, upon a default event by National Rural Utilities Cooperative Finance Corp., the Fund agrees to pay Bear Stearns the notional amount of the swap. To receive that payment, Bear Stearns must deliver a bond (with par value equal to the notional of the swap) issued by National Rural Utilities Cooperative Finance Corp.	72,139

3,000,000 USD	4/17/07	Agreement with UBS Warburg dated 4/12/02 to receive 0.47% per year times the notional amount. In exchange for that periodic payment, upon a default event by Goldman Sachs Group, Inc., the Fund agrees to pay UBS Warburg the notional amount of the swap. To receive that payment, UBS Warburg must deliver a bond (with par value equal to the notional of the swap) issued by Goldman Sachs Group, Inc.	26,570

3,000,000 USD	4/17/07	Agreement with UBS Warburg dated 4/12/02 to receive 0.80% per year times the notional amount. In exchange for that periodic payment, upon a default event by Equity Office Property Trust, the Fund agrees to pay UBS Warburg the notional amount of the swap. To receive that payment, UBS Warburg must deliver a bond (with par value equal to the notional of the swap) issued by Equity Office Property Trust.	47,738

See accompanying notes to the Schedule of Investments.

7

10,000,000 USD	12/16/07	Agreement with Citibank N.A. dated 12/13/02 to receive 2.41% per year times the notional amount. In exchange for that periodic payment, upon a default event by AOL Time Warner Inc., the Fund agrees to pay Citibank N.A. the notional amount of the swap. To receive that payment, Citibank N.A. must deliver a bond (with par value equal to the notional of the swap) issued by AOL Time Warner Inc.	707,119

5,000,000 USD	6/20/08	Agreement with Deutsche Bank AG dated 6/04/03 to receive 0.40% per year times the notional amount. In exchange for that periodic payment, upon a default event by Norfolk Southern Corporation, the Fund agrees to pay Deutsche Bank AG the notional amount of the swap. To receive that payment, Deutsche Bank AG must deliver a bond (with par value equal to the notional of the swap) issued by Norfolk Southern Corporation.	45,968

5,000,000 USD	6/20/08	Agreement with Deutsche Bank AG dated 6/04/03 to receive 0.40% per year times the notional amount. In exchange for that periodic payment, upon a default event by Washington Mutual, Inc., the Fund agrees to pay Deutsche Bank AG the notional amount of the swap. To receive that payment, Deutsche Bank AG must deliver a bond (with par value equal to the notional of the swap) issued by Washington Mutual, Inc.	27,375

5,000,000 USD	6/20/08	Agreement with Deutsche Bank AG dated 6/04/03 to receive 0.48% per year times the notional amount. In exchange for that periodic payment, upon a default event by Household Finance Corporation, the Fund agrees to pay Deutsche Bank AG the notional amount of the swap. To receive that payment, Deutsche Bank AG must deliver a bond (with par value equal to the notional of the swap) issued by Household Finance Corporation.	26,433

5,000,000 USD	6/20/08	Agreement with Deutsche Bank AG dated 6/04/03 to receive 0.65% per year times the notional amount. In exchange for that periodic payment, upon a default event by Kraft Foods, Inc., the Fund agrees to pay Deutsche Bank AG the notional amount of the swap. To receive that payment, Deutsche Bank AG must deliver a bond (with par value equal to the notional of the swap) issued by Kraft Foods, Inc.	73,501

5,000,000 USD	6/20/08	Agreement with Lehman Brothers Special Financing Inc. dated 6/04/03 to receive 0.50% per year times the notional amount. In exchange for that periodic payment, upon a default event by Dominion Resources, the Fund agrees to pay Lehman Brothers Special Financing Inc. the notional amount of the swap. To receive that payment, Lehman Brothers Special Financing Inc. must deliver a bond (with par value equal to the notional of the swap) issued by Dominion Resources.	49,725

See accompanying notes to the Schedule of Investments.

8

10,000,000 USD	9/20/08	Agreement with Deutsche Bank AG dated 10/03/03 to receive 0.32% per year times the notional amount. In exchange for that periodic payment, upon a default event by American International Group, the Fund agrees to pay Deutsche Bank AG the notional amount of the swap. To receive that payment, Deutsche Bank AG must deliver a bond (with par value equal to the notional of the swap) issued by American International Group.	59,997

10,000,000 USD	12/20/08	Agreement with Lehman Brothers Special Financing Inc. dated 10/03/03 to receive 0.27% per year times the notional amount. In exchange for that periodic payment, upon a default event by Freddie Mac, the Fund agrees to pay Lehman Brothers Special Financing Inc. the notional amount of the swap. To receive that payment, Lehman Brothers Special Financing Inc. must deliver a bond (with par value equal to the notional of the swap) issued by Freddie Mac.	77,597

5,000,000 USD	5/20/09	Agreement with JP Morgan Chase Bank dated 4/26/04 to receive 1.13% per year times the notional amount. In exchange for that periodic payment, upon a default event in the United Mexican States, the Fund agrees to pay JP Morgan Chase Bank the notional amount of the swap. To receive that payment, JP Morgan Chase Bank must deliver a bond (with par value equal to the notional amount of the swap) issued by the United Mexican States.	62,006

5,000,000 USD	6/20/09	Agreement with Barclays Bank PLC dated 5/05/04 to receive 0.91% per year times the notional amount. In exchange for that periodic payment, upon a default event by Sprint Capital Corporation, the Fund agrees to pay Barclays Bank PLC the notional amount of the swap. To receive that payment, Barclays Bank PLC must deliver a bond (with par value equal to the notional of the swap) issued by Sprint Capital Corporation.	115,436

5,000,000 USD	6/20/09	Agreement with Citibank N.A. dated 4/27/04 to receive 0.25% per year times the notional amount. In exchange for that periodic payment, upon a default event by ConocoPhillips Company, the Fund agrees to pay Citibank N.A. the notional amount of the swap. To receive that payment, Citibank N.A. must deliver a bond (with par value equal to the notional of the swap) issued by ConocoPhillips Company.	15,086

5,000,000 USD	6/20/09	Agreement with Lehman Brothers Special Financing Inc. dated 4/19/04 to receive 1.73% per year times the notional amount. In exchange for that periodic payment, upon a default event by General Motors Corp., the Fund agrees to pay Lehman Brothers Special Financing Inc. the notional amount of the swap. To receive that payment, Lehman Brothers Special Financing Inc. must deliver a bond (with par value equal to the notional of the swap) issued by General Motors Corp.	(107,312)

See accompanying notes to the Schedule of Investments.

9

5,000,000 USD	6/20/09	Agreement with Lehman Brothers Special Financing Inc. dated 4/19/04 to receive 1.81% per year times the notional amount. In exchange for that periodic payment, upon a default event by Ford Motor Credit Co., the Fund agrees to pay Lehman Brothers Special Financing Inc. the notional amount of the swap. To receive that payment, Lehman Brothers Special Financing Inc. must deliver a bond (with par value equal to the notional of the swap) issued by Ford Motor Credit Co.	23,782

5,000,000 USD	6/20/09	Agreement with Lehman Brothers Special Financing Inc. dated 4/27/04 to receive 0.67% per year times the notional amount. In exchange for that periodic payment, upon a default event by Wyeth, the Fund agrees to pay Lehman Brothers Special Financing Inc. the notional amount of the swap. To receive that payment, Lehman Brothers Special Financing Inc. must deliver a bond (with par value equal to the notional of the swap) issued by Wyeth.	56,647

5,000,000 USD	9/20/09	Agreement with Barclays Bank PLC dated 7/01/04 to receive 0.54% per year times the notional amount. In exchange for that periodic payment, upon a default event by Duke Energy Corporation, the Fund agrees to pay Barclays Bank PLC the notional amount of the swap. To receive that payment, Barclays Bank PLC must deliver a bond (with par value equal to the notional of the swap) issued by Duke Energy Corporation.	69,158

5,000,000 USD	9/20/09	Agreement with Citibank N.A. dated 7/30/04 to receive 0.25% per year times the notional amount. In exchange for that periodic payment, upon a default event by International Business Machines Corporation, the Fund agrees to pay Citibank N.A. the notional amount of the swap. To receive that payment, Citibank N.A. must deliver a bond (with par value equal to the notional of the swap) issued by International Business Machines Corporation.	35,676

5,000,000 USD	9/20/09	Agreement with Citibank N.A. dated 7/30/04 to receive 0.30% per year times the notional amount. In exchange for that periodic payment, upon a default event by Coca-Cola Enterprises, the Fund agrees to pay Citibank N.A. the notional amount of the swap. To receive that payment, Citibank N.A. must deliver a bond (with par value equal to the notional of the swap) issued by Coca-Cola Enterprises.	20,586

5,000,000 USD	9/20/09	Agreement with Citibank N.A. dated 7/30/04 to receive 0.69% per year times the notional amount. In exchange for that periodic payment, upon a default event by Comcast Cable Communications, Inc., the Fund agrees to pay Citibank N.A. the notional amount of the swap. To receive that payment, Citibank N.A. must deliver a bond (with par value equal to the notional of the swap) issued by Comcast Cable Communications, Inc.	70,264

See accompanying notes to the Schedule of Investments.

10

5,000,000 USD	9/20/09	Agreement with UBS AG dated 7/26/04 to receive 0.59% per year times the notional amount. In exchange for that periodic payment, upon a default event by Capital One Bank, the Fund agrees to pay UBS AG the notional amount of the swap. To receive that payment, UBS AG must deliver a bond (with par value equal to the notional of the swap) issued by Capital One Bank.	54,011

5,000,000 USD	9/20/09	Agreement with UBS AG dated 7/30/04 to receive 0.53% per year times the notional amount. In exchange for that periodic payment, upon a default event by Kinder Morgan Energy Partners, L.P., the Fund agrees to pay UBS AG the notional amount of the swap. To receive that payment, UBS AG must deliver a bond (with par value equal to the notional of the swap) issued by Kinder Morgan Energy Partners, L.P.	55,753

5,000,000 USD	9/20/09	Agreement with UBS AG dated 7/30/04 to receive 0.62% per year times the notional amount. In exchange for that periodic payment, upon a default event by Devon Energy Corporation, the Fund agrees to pay UBS AG the notional amount of the swap. To receive that payment, UBS AG must deliver a bond (with par value equal to the notional of the swap) issued by Devon Energy Corporation.	78,638

5,000,000 USD	12/20/09	Agreement with Barclays Bank PLC dated 11/29/04 to receive 0.26% per year times the notional amount. In exchange for that periodic payment, upon a default event by Morgan Stanley, the Fund agrees to pay Barclays Bank PLC the notional amount of the swap. To receive that payment, Barclays Bank PLC must deliver a bond (with par value equal to the notional of the swap) issued by Morgan Stanley.	0

5,000,000 USD	12/20/09	Agreement with Barclays Bank PLC dated 9/24/04 to receive 0.30% per year times the notional amount. In exchange for that periodic payment, upon a default event by Boeing Capital Corporation, the Fund agrees to pay Barclays Bank PLC the notional amount of the swap. To receive that payment, Barclays Bank PLC must deliver a bond (with par value equal to the notional of the swap) issued by Boeing Capital Corporation.	16,478

5,000,000 USD	12/20/09	Agreement with Barclays Bank PLC dated 9/24/04 to receive 0.38% per year times the notional amount. In exchange for that periodic payment, upon a default event by Weyerhaeuser Company, the Fund agrees to pay Barclays Bank PLC the notional amount of the swap. To receive that payment, Barclays Bank PLC must deliver a bond (with par value equal to the notional of the swap) issued by Weyerhaeuser Company.	26,362

See accompanying notes to the Schedule of Investments.

11

5,000,000 USD	12/20/09	Agreement with Barclays Bank PLC dated 9/24/04 to receive 0.39% per year times the notional amount. In exchange for that periodic payment, upon a default event by SBC Communications, Inc., the Fund agrees to pay Barclays Bank PLC the notional amount of the swap. To receive that payment, Barclays Bank PLC must deliver a bond (with par value equal to the notional of the swap) issued by SBC Communications, Inc.	35,685

5,000,000 USD	12/20/09	Agreement with Barclays Bank PLC dated 9/24/04 to receive 0.82% per year times the notional amount. In exchange for that periodic payment, upon a default event by Clear Channel Communications, Inc., the Fund agrees to pay Barclays Bank PLC the notional amount of the swap. To receive that payment, Barclays Bank PLC must deliver a bond (with par value equal to the notional of the swap) issued by Clear Channel Communications, Inc.	45,775

5,000,000 USD	12/20/09	Agreement with Deutsche Bank AG dated 10/20/04 to receive 0.21% per year times the notional amount. In exchange for that periodic payment, upon a default event by Bank of America Corporation, the Fund agrees to pay Deutsche Bank AG the notional amount of the swap. To receive that payment, Deutsche Bank AG must deliver a bond (with par value equal to the notional of the swap) issued by Bank of America Corporation.	15,033

5,000,000 USD	12/20/09	Agreement with Deutsche Bank AG dated 10/20/04 to receive 0.21% per year times the notional amount. In exchange for that periodic payment, upon a default event by Citigroup, Inc., the Fund agrees to pay Deutsche Bank AG the notional amount of the swap. To receive that payment, Deutsche Bank AG must deliver a bond (with par value equal to the notional of the swap) issued by Citigroup, Inc.	15,054

5,000,000 USD	12/20/09	Agreement with Deutsche Bank AG dated 11/29/04 to receive 0.25% per year times the notional amount. In exchange for that periodic payment, upon a default event by AT&T, the Fund agrees to pay Deutsche Bank AG the notional amount of the swap. To receive that payment, Deutsche Bank AG must deliver a bond (with par value equal to the notional of the swap) issued by AT&T.	(6,301)

5,000,000 USD	12/20/09	Agreement with Deutsche Bank AG dated 11/29/04 to receive 0.35% per year times the notional amount. In exchange for that periodic payment, upon a default event by Kroger, the Fund agrees to pay Deutsche Bank AG the notional amount of the swap. To receive that payment, Deutsche Bank AG must deliver a bond (with par value equal to the notional of the swap) issued by Kroger.	0

See accompanying notes to the Schedule of Investments.

12

Interest Rate Swaps

49,500,000 GBP	9/1/06	Agreement with JP Morgan Chase Bank dated 9/01/04 to pay the notional amount multiplied by 5.1425% and to receive the notional amount multiplied by the 6 month Floating Rate British LIBOR.	(497,240)

670,900,000 SEK	9/3/06	Agreement with JP Morgan Chase Bank dated 9/01/04 to receive the notional amount multiplied by 3.095% and to pay the notional amount multiplied by the 3 month Floating Rate Swedish LIBOR.	663,199

51,900,000 GBP	10/1/06	Agreement with JP Morgan Chase Bank dated 10/01/04 to pay the notional amount multiplied by 5.0775% and to receive the notional amount multiplied by the 6 month Floating Rate British LIBOR.	(428,312)

670,900,000 SEK	10/5/06	Agreement with Citibank N.A. dated 10/01/04 to receive the notional amount multiplied by 3.15% and to pay the notional amount multiplied by the 3 month Floating Rate Swedish LIBOR.	741,724

54,300,000 GBP	11/1/06	Agreement with Deutsche Bank AG dated 11/01/04 to pay the notional amount multiplied by 4.9375% and to receive the notional amount multiplied by the 6 month Floating Rate British LIBOR.	(200,310)

705,800,000 SEK	11/3/06	Agreement with Citibank N.A. dated 11/01/04 to receive the notional amount multiplied by 2.9775% and to pay the notional amount multiplied by the 3 month Floating Rate Swedish LIBOR.	425,005

154,000,000 SEK	8/30/07	Agreement with Deutsche Bank AG dated 8/26/04 to receive the notional amount multiplied by 3.60% and to pay the notional amount multiplied by the 3 month Floating Rate Swedish LIBOR.	352,240

15,100,000 SEK	5/22/09	Agreement with Citibank N.A. dated 5/21/04 to receive the notional amount multiplied by 4.3775% and to pay the notional amount multiplied by the 3 month Floating Rate Swedish LIBOR.	69,738

10,100,000 USD	2/15/10	Agreement with JP Morgan Chase Bank dated 9/03/02 to pay $10,100,000 at expiration date and to receive at expiration date $7,325,000 plus interest based upon the 3 month Floating Rate LIBOR (compounded quarterly).	(809,792)

120,500,000 SEK	7/15/11	Agreement with Citibank N.A. dated 7/13/04 to receive the notional amount multiplied by 4.615% and to pay the notional amount multiplied by the 3 month Floating Rate Swedish LIBOR.	688,924

10,100,000 USD	2/15/12	Agreement with JP Morgan Chase Bank dated 9/03/02 to pay $10,100,000 at expiration date and to receive at expiration date $6,560,000 plus interest based upon the 3 month Floating Rate LIBOR (compounded quarterly).	(752,158)

See accompanying notes to the Schedule of Investments.

13

10,100,000 USD	8/15/12	Agreement with JP Morgan Chase Bank dated 9/04/02 to pay $10,100,000 at expiration date and to receive at expiration date $6,374,000 plus interest based upon the 3 month Floating Rate LIBOR (compounded quarterly).	(740,012)

8,500,000 USD	10/24/13	Agreement with JP Morgan Chase Bank dated 10/22/03 to pay the notional amount multiplied by 4.704% and to receive the notional amount multiplied by the 3 month LIBOR.	(27,997)

6,500,000 CHF	2/26/14	Agreement with Deutsche Bank AG dated 2/24/04 to pay the notional amount multiplied by 2.77% and to receive the notional amount multiplied by the 6 month Floating Rate Swiss LIBOR.	(149,343)

14,200,000 SEK	5/21/14	Agreement with Citibank N.A. dated 5/18/04 to receive the notional amount multiplied by 5.0725% and to pay the notional amount multiplied by the 3 month Floating Rate Swedish LIBOR.	130,044

34,200,000 CAD	9/20/14	Agreement with JP Morgan Chase Bank dated 9/20/04 to receive the notional amount multiplied by 4.83% and to pay the notional amount multiplied by the 3 month Floating Canadian Deposit Offering Rate.	191,236

37,100,000 AUD	9/21/14	Agreement with JP Morgan Chase Bank dated 9/20/04 to pay the notional amount multiplied by 5.795% and to receive the notional amount multiplied by the 6 month Floating Rate Australian BBSW.	(319,500)

16,200,000 SEK	9/29/14	Agreement with Deutsche Bank AG dated 9/23/04 to receive the notional amount multiplied by 4.61% and to pay the notional amount multiplied by the 3 month Floating Rate Swedish LIBOR.	50,717

34,200,000 CAD	10/18/14	Agreement with Deutsche Bank AG dated 10/18/04 to receive the notional amount multiplied by 4.8625% and to pay the notional amount multiplied by the 3 month Floating Canadian Deposit Offering Rate.	226,416

14,900,000 GBP	10/18/14	Agreement with JP Morgan Chase Bank dated 10/18/04 to pay the notional amount multiplied by 5.075% and to receive the notional amount multiplied by the 6 month Floating Rate British LIBOR.	(339,625)

21,800,000 CHF	11/11/14	Agreement with Deutsche Bank AG dated 11/09/04 to pay the notional amount multiplied by 2.675% and to receive the notional amount multiplied by the 6 month Floating Rate Swiss LIBOR.	(237,055)

16,800,000 GBP	11/17/14	Agreement with Citibank N.A. dated 11/16/04 to pay the notional amount multiplied by 4.96625% and to receive the notional amount multiplied by the 6 month Floating Rate British LIBOR.	(110,365)

See accompanying notes to the Schedule of Investments.

14

29,700,000 USD	11/18/14	Agreement with JP Morgan Chase Bank dated 11/16/04 to receive the notional amount multiplied by 4.625% and to pay the notional amount multiplied by the 3 month Floating Rate LIBOR.	(317,210)

10,000,000 USD	4/15/24	Agreement with JP Morgan Chase Bank dated 9/17/02 to pay $10,000,000 at expiration date and to receive at expiration date $3,130,000 plus interest based upon the 3 month Floating Rate LIBOR (compounded quarterly).	(338,980)

15,680,000 USD	8/31/25	Agreement with JP Morgan Chase Bank dated 9/05/02 to pay $15,680,000 at expiration date and to receive at expiration date $4,516,000 plus interest based upon the 3 month Floating Rate LIBOR (compounded quarterly).	(499,665)

Total return Swaps

28,000,000 USD	12/1/04	Agreement with Lehman Brothers Special Financing Inc. dated 8/30/04 to receive the notional amount multiplied by the change in market value of the Lehman Brothers MBS Fixed Rate Index and to pay the notional amount multiplied by the 1 month LIBOR adjusted by a specified spread.	(119,179)

55,000,000 USD	12/1/04	Agreement with UBS AG dated 11/20/03 to receive the notional amount multiplied by the change in market value of the Lehman Brothers MBS Fixed Rate Index and to pay the notional amount multiplied by the 1 month LIBOR adjusted by a specified spread.	(232,772)

10,000,000 USD	1/31/05	Agreement with Citibank N.A. dated 7/30/04 to receive the notional amount multiplied by the return on the Lehman Brothers CMBS 8.5+ AAA CMBS Index and to pay the notional amount multiplied by the 1 month LIBOR adjusted by a specified spread.	(150,590)

25,000,000 USD	2/1/05	Agreement with Lehman Brothers Special Financing Inc. dated 1/30/04 to receive the notional amount multiplied by the change in market value of the Lehman Brothers US Credit Index and to pay the notional amount multiplied by the 1 month LIBOR adjusted by a specified spread.	(290,640)

135,000,000 USD	2/1/05	Agreement with UBS AG dated 7/19/04 to receive the notional amount multiplied by the change in market value of the Lehman Brothers MBS Fixed Rate Index and to pay the notional amount multiplied by the 1 month LIBOR adjusted by a specified spread.	(574,611)

120,000,000 USD	4/1/05	Agreement with UBS AG dated 9/29/04 to receive the notional amount multiplied by the change in market value of the Lehman Brothers MBS Fixed Rate Index and to pay the notional amount multiplied by the 1 month LIBOR adjusted by a specified spread.	(510,669)

See accompanying notes to the Schedule of Investments.

15

28,000,000 USD	6/1/05	Agreement with Lehman Brothers Special Financing Inc. dated 11/23/04 to receive the notional amount multiplied by the return on the Lehman Brothers MBS Fixed Rate Index and to pay the notional amount multiplied by the 1 month LIBOR adjusted by a specified spread.	0

75,000,000 USD	8/1/05	Agreement with Lehman Brothers Special Financing Inc. dated 10/27/04 to receive the notional amount multiplied by the return on the Lehman Brothers U.S. Government Bond Index and to pay the notional amount multiplied by the 1 month LIBOR adjusted by a specified spread.	(1,010,215)

105,000,000 USD	12/1/05	Agreement with UBS AG dated 11/23/04 to receive the notional amount multiplied by the return on the Lehman Brothers MBS Fixed Rate Index and to pay the notional amount multiplied by the 1 month LIBOR adjusted by a specified spread.	0

			$(3,170,409)

See accompanying notes to the Schedule of Investments.

16

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Notes to Schedule of Investments

November 30, 2004 (Unaudited)

1.      Investments in affiliated issuers

GMO Core Plus Bond Fund (the “Fund”) makes investments in other funds of the GMO Trust (“underlying funds”).  The Schedule of Investments of the underlying funds should be read in conjunction with the Fund’s Schedule of Investments.  These schedules are available, without charge, upon request by calling (617) 346-7646 (collect).

A summary of the Fund’s transactions in the securities of these issuers during the nine months ended November 30, 2004, is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gains Distributions	Value, end of period
GMO Emerging Country Debt Fund, Class III	$16,591,948	$10,679,926	$—	$529,272	$150,654	$29,984,445
GMO Short-Duration Collateral Fund	429,364,263	475,811,643	250,000,000	78,559	340,416	663,284,769
GMO Special Purpose Holding Fund	37,410,592	1,241,330	35,492,699	1,241,330	—	1,724,172	*
GMO World Opportunity Overlay Fund	—	202,700,000	—	—	—	202,781,080
Totals	$483,366,803	$690,432,899	$285,492,699	$1,849,161	$491,070	$897,774,466

* After effect of return of capital distribution of $1,446,729 on June 10, 2004.

2.      Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and which are consistently followed by the Fund.

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price.  Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price.  Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate.  Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair value.  Shares of other funds of the Trust (“underlying funds”) and other mutual funds are valued at their net asset value as reported on each business day.  Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.  A security’s value may be deemed unreliable if, for example, the Manager becomes aware of information or events occurring after the close of a foreign market that would materially affect that security’s value.

Some fixed income securities are valued at the closing bid for such securities as supplied by a primary pricing source chosen by the Manager.  The Manager evaluates such primary pricing sources on an ongoing basis, and may change a pricing source should it deem it appropriate.  The Manager is informed of erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and at its discretion may override a price supplied by a source (by taking a price supplied by another source).

Securities may be valued by independent pricing services which use prices provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

17

Certain securities held by the Fund, or underlying funds in which it invests, were valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold and the differences could be material to the market value shown in the Schedule of Investments.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars.  The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day.  Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred.  The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments.  Such fluctuations are included with net realized and unrealized gain or loss on investments.  Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of currencies and forward currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid.

Forward currency contracts

The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund’s portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized appreciation or depreciation shown in the Schedule of Investments. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized appreciation or depreciation shown in the Schedule of Investments. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if there are movements in currency values that are unfavorable to the Fund.  The value of the currencies the Fund has committed to buy or sell is shown in the Schedule of Investments and represents the currency exposure the Fund has acquired or hedged through forward currency contracts as of November 30, 2004.

Futures contracts

The Fund may purchase and sell futures contracts to manage its exposure to the financial markets.  Buying futures tends to increase the Fund’s exposure to the underlying instrument.  Selling futures tends to decrease the Fund’s exposure to the underlying instrument or hedge other Fund instruments.  Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange.  In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts.  Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund.  The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed.  Futures contracts involve, to varying degrees, risk of loss in excess of the appreciation and depreciation disclosed in the Schedule of Investments.  Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions.  Losses may arise from the changes in the value of the underlying instrument, if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms.  Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.  See the Schedule of Investments for all open futures contracts held by the Fund as of November 30, 2004.

Options

The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest.  Writing put options tends to increase the Fund’s exposure to the underlying instrument.  Writing call options tends to decrease the Fund’s exposure to the underlying instrument.  When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written.  Premiums received from writing options which expire are treated as realized gains.  Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss.  The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option.  In the event that the Fund writes uncovered call options (i.e. options for investments that the Fund does not own), it bears the risk of incurring substantial losses if the price of the underlying investment increases during the term of the option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.  As of November 30, 2004 the Fund held no written option contracts.

The Fund may also purchase put and call options.  Purchasing call options tends to increase the Fund’s exposure to the underlying instrument.  Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument.  The Fund pays a premium as a cost for a purchased option disclosed in the Schedule of Investments, which is subsequently marked to market to reflect the current value of the option.  Premiums paid for purchasing options which expire are treated as realized losses.  Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds

18

on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid.  See the Schedule of Investments for all open purchased option contracts held by the Fund as of November 30, 2004.

Exchange traded options are valued at the last sale price, or if no sale is reported, the last bid price for purchased options and the last ask price for written options.  Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Manager.

Indexed securities

The Fund may invest in indexed securities whose redemption values and/or coupons are linked to the prices of other securities, securities indices, or other financial indicators.  The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that may be difficult to invest in through conventional securities.  Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.  See the Schedule of Investments for all indexed securities held by the Fund as of November 30, 2004.

Swap agreements

The Fund may enter into swap agreements to manage its exposure to the financial markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into interest rate, total return, forward swap spread lock and credit default swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve commitments to pay interest in exchange for a market linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. Forward swap spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party on its obligation. The Fund may use credit default swaps to provide a measure of protection against defaults of sovereign or corporate issuers (i.e., to reduce risk where the Fund owns or has exposure to the issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. In connection with these agreements, cash or securities may be set aside as collateral by the Fund’s custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral.  Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss.  Payments received or made on swap contracts are recorded as realized gain or loss. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market, and documentation risk in excess of the amounts disclosed in the Schedule of Investments. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in interest rates.  See the Schedule of Investments for a summary of open swap agreements held by the Fund as of November 30, 2004.

Repurchase agreements

The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date.  The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement.  The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller.  Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty.  In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited.  As of November 30, 2004, the Fund held no repurchase agreements.

Reverse repurchase agreements

The Fund may enter into reverse repurchase agreements with certain banks and broker/dealers whereby the Fund sells portfolio assets concurrent with an agreement by the Fund to repurchase the same assets at a later date at a fixed price.  In connection with these agreements, the Fund establishes segregated accounts with its custodian in which the Fund maintains cash, U.S. Government securities or other liquid high grade debt obligations in the name of the counterparty equal in value to its obligations in respect of reverse repurchase agreements.  Reverse repurchase agreements involve the risk that the market value of the securities the Fund has sold may decline below the price at which it is obligated to repurchase them under the agreement.  The market value of the securities the Fund has sold is determined daily and any additional required collateral is allocated to or sent by the fund on the next business day.  As of November 30, 2004, the Fund held no reverse repurchase agreements.

Delayed delivery commitments

The Fund may purchase or sell securities on a when-issued or forward commitment basis.  Payment and delivery may take place a month or more after the date of the transaction.  The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated.  Collateral consisting of liquid securities or cash and cash

19

equivalents is maintained in an amount at least equal to these commitments with the custodian.  See the Schedule of Investments for all delayed delivery commitments held by the Fund as of November 30, 2004.

Security lending

The Fund may lend its securities to certain qualified brokers.  The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan.  As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in recovery or loss of rights in the collateral should the borrower of the securities fail financially.  The Fund receives compensation for lending its securities.  At November 30, 2004, the Fund had no securities on loan.

Investment risk

There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities.  These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions.  In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets.  The risks described above apply to an even greater extent to investments in emerging markets.  The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.

3.      Additional information

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semi-annual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

20

GMO Currency Hedged International Equity Fund

(A Series of GMO Trust)

Schedule of Investments

November 30, 2004 (Unaudited)

Asset Class Summary	% of Total Net Assets
Mutual Funds	98.9%
Short-Term Investments and Other Assets and Liabilities (net)	3.1
Common Stocks	0.0
Forward Currency Contracts	(2.0)
100.0%

See accompanying notes to the Schedule of Investments.

1

GMO Currency Hedged International Equity Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2004 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 98.9%

	Affiliated Issuers

	United States — 98.9%
9,065,891	GMO International Growth Fund, Class III	235,259,863
8,578,893	GMO International Intrinsic Value Fund, Class IV	236,863,234
		472,123,097

	TOTAL MUTUAL FUNDS (COST $406,763,183)	472,123,097

	COMMON STOCKS — 0.0%

	Hong Kong — 0.0%
796	China Digicontent Co Ltd * (a)	1

	United Kingdom — 0.0%
19,018	British Energy Plc (Deferred Shares) * (a)	—

	TOTAL COMMON STOCKS (COST $19)	1

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENT — 3.1%

	Cash Equivalent — 3.1%
14,700,000	HSBC Bank USA, 2.01%, due 12/01/04	14,700,000

	TOTAL SHORT-TERM INVESTMENT (COST $14,700,000)	14,700,000

	TOTAL INVESTMENTS — 102.0%
	(Cost $421,463,202)	486,823,098

	Other Assets and Liabilities (net) — (2.0%)	(9,471,171)

	TOTAL NET ASSETS — 100.0%	$477,351,927

*	Non-income producing security.
(a)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees (Note 2).

Currency Abbreviations:

AUD - Australian Dollar
CAD - Canadian Dollar
CHF - Swiss Franc
DKK - Danish Krone
EUR - Euro
GBP - British Pound
HKD - Hong Kong Dollar
JPY - Japanese Yen
NOK - Norwegian Krone
NZD - New Zealand Dollar
SEK - Swedish Krona
SGD - Singapore Dollar

See accompanying notes to the Schedule of Investments.

2

GMO Currency Hedged International Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2004 (Unaudited)

At November 30, 2004, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$421,696,315	$65,126,802	$(19)	$65,126,783

A summary of outstanding financial instruments at November 30, 2004 is as follows:

Forward currency contracts

Settlement Date	Deliver	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)

Sales

2/25/05	AUD	21,234,729	$16,361,801	$25,900
2/25/05	CAD	2,598,477	2,183,986	(32,306)
2/25/05	CHF	14,140,263	12,475,932	(329,387)
2/25/05	DKK	109,670,341	19,629,968	(460,171)
2/25/05	EUR	100,162,677	133,189,149	(3,305,959)
2/25/05	GBP	56,539,400	107,478,997	(3,457,086)
2/25/05	HKD	49,739,481	6,424,505	3,753
2/25/05	JPY	10,928,543,311	106,912,946	(1,516,417)
2/25/05	NOK	37,195,563	6,084,260	(134,566)
2/25/05	NZD	801,886	568,947	(8,350)
2/25/05	SEK	71,644,669	10,653,958	(276,766)
2/25/05	SGD	2,569,800	1,573,929	(16,946)

				$(9,508,301)

See accompanying notes to the Schedule of Investments.

3

GMO Currency Hedged International Equity Fund

(A Series of GMO Trust)

Notes to Schedule of Investments

November 30, 2004 (Unaudited)

1.              Investments in affiliated issuers

GMO Currency Hedged International  Equity Fund (“the Fund”) makes investments in other funds of the GMO Trust (“underlying funds”).  The Schedule of Investments of the underlying funds should be read in conjunction with the Fund’s Schedule of Investments.  These schedules are available, without charge, upon request by calling (617) 346-7646 (collect).

A summary of the Fund’s transactions in the shares of these issuers during the period ended November 30, 2004, is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gains Distributions	Value, end of period

GMO International Growth Fund, Class III	$72,449,455	$148,210,516	$5,250,000	$343,454	$737,075	$235,259,863
GMO International Intrinsic Value Fund, Class IV	87,165,900	131,950,910	4,800,000	545,572	—	236,863,234

Totals	$159,615,355	$280,161,426	$10,050,000	$889,026	$737,075	$472,123,097

2.              Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and which are consistently followed by the Fund.

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price.  Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price.  The values of securities which are primarily traded on foreign exchanges are translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair value.  Shares of other funds of the Trust (“underlying funds”) and other mutual funds are valued at their net asset value as reported on each business day. For other assets, and in cases where market prices are not readily available or the Manager believes established valuation methodologies are unreliable, the Fund’s investments will be valued at “fair value”, as determined in good faith by the Trustees or pursuant to procedures approved by the Trustees. A security’s value may be deemed unreliable if, for example, the Manager becomes aware of information or events that would materially affect its value. Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange (“NYSE”), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, foreign equity securities held by the Fund are generally valued using fair value prices based on modeling tools by a third party vendor to the extent that these fair value prices are available.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars.  The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day.  Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred.  The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments.  Such fluctuations are included with net realized and unrealized gain or loss on

4

investments.  Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of currencies and forward currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid.

Forward currency contracts

The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund’s portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized appreciation or depreciation shown in the Schedule of Investments. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized appreciation or depreciation shown in the Schedule of Investments. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if there are movements in currency values that are unfavorable to the Fund. The value of the currencies the Fund has committed to buy or sell is shown under the Schedule of Investments and represents the currency exposure the Fund has acquired or hedged through currency contracts as of November 30, 2004.

Futures contracts

The Fund may purchase and sell futures contracts to manage its exposure to the financial markets.  Buying futures tends to increase the Fund’s exposure to the underlying instrument.  Selling futures tends to decrease the Fund’s exposure to the underlying instrument or hedge other Fund instruments.  Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange.  In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts.  Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund.  The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed.  Futures contracts involve, to varying degrees, risk of loss in excess of the appreciation and depreciation disclosed in the Schedule of Investments.  Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions.  Losses may arise from the changes in the value of the underlying instrument, if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms.  Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. As of November 30, 2004, the Fund held no futures contracts.

Options

The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest.  Writing put options tends to increase the Fund’s exposure to the underlying instrument.  Writing call options tends to decrease the Fund’s exposure to the underlying instrument.  When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written.  Premiums received from writing options which expire are treated as realized gains.  Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss.  The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option.  In the event that the Fund writes uncovered call options (i.e. options for investments that the Fund does not own), it bears the risk of incurring substantial losses if the price of the underlying investment increases during the term of the option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. As of November 30, 2004, the Fund held no written option contracts.

The Fund may also purchase put and call options.  Purchasing call options tends to increase the Fund’s exposure to the underlying instrument.  Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument.  The Fund pays a

5

premium as a cost for a purchased option disclosed in the Schedule of Investments, which is subsequently marked to market to reflect the current value of the option.  Premiums paid for purchasing options which expire are treated as realized losses.  Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. As of November 30, 2004, the Fund held no purchased option contracts.

Exchange traded options are valued at the last sale price, or if no sale is reported, the last bid price for purchased options and the last ask price for written options.  Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Manager.

Swap agreements

The Fund may enter into swap agreements to manage its exposure to the financial markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into total return swap agreements, which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. The Fund may also enter into contracts for differences in which the Fund agrees with the counterparty that its return will be based on the relative performance of two different groups or “baskets” of securities, adjusted by an interest rate payment. To the extent that the relative performance of the two baskets of securities exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. In connection with these agreements, cash or securities may be set aside as collateral by the Fund’s custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss. Payments received or made on swap contracts are recorded as realized gain or loss. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts disclosed in the Schedule of Investments. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in the price of the security or index underlying these transactions. As of November 30, 2004, the Fund held no swap agreements.

Security lending

The Fund may lend its securities to certain qualified brokers.  The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan.  As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in recovery or loss of rights in the collateral should the borrower of the securities fail financially.  The Fund receives compensation for lending its securities.  As of November 30, 2004, the Fund had no securities on loan.

Investment risk

There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities.  These risks may involve adverse political and economic developments including the possible imposition of capital controls or other foreign governmental laws or restrictions.  In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets.

3.              Additional information

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semi-annual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

6

GMO Domestic Bond Fund

(A Series of GMO Trust)

Schedule of Investments

November 30, 2004 (Unaudited)

Asset Class Summary	% of Total Net Assets
Mutual Funds	93.6%
Debt Obligations	6.4
Preferred Stock	0.6
Short-Term Investments and Other Assets and Liabilities (net)	0.5
Futures	(0.3)
Swaps	(0.8)
100.0%

See accompanying notes to the Schedule of Investments.

1

GMO Domestic Bond Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2004 (Unaudited)

Par Value ($)	Description	Value ($)

	DEBT OBLIGATIONS — 6.4%

	Corporate Debt — 0.4%

2,500,000	Bank Austria Creditanstalt, AG, Series EMTN, 144A, 7.25%, due 02/15/17	2,952,125

	U.S. Government — 1.5%
1,128,630	U.S. Treasury Inflation Indexed Note, 4.25%, due 01/15/10 (a) (b)	1,312,209
8,220,735	U.S. Treasury Inflation Indexed Note, 3.88%, due 01/15/09 (a) (b)	9,250,896
		10,563,105

	U.S. Government Agency — 4.5%
10,000,000	Agency for International Development Floater (Support of India), Variable Rate, 3 mo. LIBOR + .10%, 1.26%, due 02/01/27	9,900,000
4,559,286	Agency for International Development Floater (Support of Jamaica), Variable Rate, 6 mo. U.S. Treasury Bill + .75%, 3.21%, due 03/30/19	4,530,790
5,250,000	Agency for International Development Floater (Support of Jamaica),Variable Rate, 6 mo. LIBOR + .30%, 2.89%, due 12/01/14	5,250,000
5,560,000	Agency for International Development Floater (Support of Sri Lanka),Variable Rate, 6 mo. LIBOR + .20%, 2.80%, due 06/15/12	5,547,823
5,500,003	Agency for International Development Floater (Support of Zimbabwe), Variable Rate, 3 mo. U.S. Treasury Bill x 115%, 2.00%, due 01/01/12	5,465,628
		30,694,241

	TOTAL DEBT OBLIGATIONS (COST $43,552,774)	44,209,471

Shares	Description	Value ($)

	PREFERRED STOCKS — 0.6%

	Banking — 0.6%
10,000	Home Ownership Funding 2 Preferred 144A, 13.338%	4,140,870

	TOTAL PREFERRED STOCKS (COST $5,115,627)	4,140,870

	MUTUAL FUNDS — 93.6%

25,264,813	GMO Short-Duration Collateral Fund (c)	643,747,441
1,483	GMO Special Purpose Holding Fund (c)	27,236
1,416,476	Merrimac Cash Fund, Premium Class	1,416,476
	TOTAL MUTUAL FUNDS (COST $639,529,367)	645,191,153

	TOTAL INVESTMENTS — 100.6% (Cost $688,197,768)	693,541,494

	Other Assets and Liabilities (net) — (0.6%)	(4,627,025)

	TOTAL NET ASSETS — 100.0%	$688,914,469

144A - Securities exempt from registration under rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

EMTN - Euromarket Medium Term Note

See accompanying notes to the Schedule of Investments.

2

Variable rates - The rates shown on variable rate notes are the current interest rates at November 30, 2004, which are subject to change based on the terms of the security.

(a)	All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts and open swap contracts (Note 2).
(b)	Indexed security in which price and/or coupon is linked to prices of other securities, securities indices, or other financial indicators (Note 2).
(c)	Affiliated issuer.

See accompanying notes to the Schedule of Investments.

3

GMO Domestic Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2004 (Unaudited)

At November 30, 2004, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$688,216,663	$6,540,938	$(1,216,107)	$5,324,831

A summary of outstanding financial instruments at November 30, 2004 is as follows:

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)

Buys

687	U.S. Long Bond	March 2005	$75,655,875	$(1,310,677)
686	U.S. Treasury Note 10 Yr.	March 2005	75,974,500	(601,807)
986	U.S. Treasury Note 5 Yr.	March 2005	107,304,531	(433,258)
				$(2,345,742)

Sales

560	Euro 90 Day	December 2004	$136,531,500	$336,280

At November 30, 2004, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

See accompanying notes to the Schedule of Investments.

4

Swap Agreements

Notional Amount	Expiration Date	Description	Net Unrealized Depreciation
Interest Rate Swaps

194,000,000 USD	6/8/06	Agreement with JP Morgan Chase Bank dated 6/04/04 to receive the notional amount multiplied by 3.08% and to pay the notional amount multiplied by the 3 month Floating Rate LIBOR.	$(534,537)

68,000,000 USD	6/8/09	Agreement with JP Morgan Chase Bank dated 6/04/04 to pay the notional amount multiplied by 4.412% and to receive the notional amount multiplied by the 3 month Floating Rate LIBOR.	(1,070,708)

8,500,000 USD	10/24/13	Agreement with JP Morgan Chase Bank dated 10/22/03 to pay the notional amount multiplied by 4.704% and to receive the notional amount multiplied by the 3 month LIBOR.	(27,997)

Total Return Swaps

10,000,000 USD	1/31/05	Agreement with Citibank N.A. dated 7/30/04 to receive the notional amount multiplied by the return on the Lehman Brothers CMBS 8.5+ AAA CMBS Index and to pay initial market value multiplied by the 1 month LIBOR adjusted by a specified spread.	(150,590)

10,000,000 USD	2/1/05	Agreement with Citibank N.A. dated 9/29/04 to receive the notional amount multiplied by the return on the Lehman Brothers AAA CMBS Index and to pay initial market value multiplied by the 1 month LIBOR adjusted by a specified spread.	(113,650)

75,000,000 USD	2/1/05	Agreement with Lehman Brothers Special Financing Inc. dated 1/30/04 to receive the notional amount multiplied by the return on the Lehman Brothers U.S. Government Bond Index and to pay the notional amount multiplied by the 1 month LIBOR adjusted by a specified spread.	(1,007,194)

25,000,000 USD	5/1/05	Agreement with Lehman Brothers Special Financing Inc. dated 4/30/04 to receive the notional amount multiplied by the return on the Lehman Brothers U.S. Government Bond Index and to pay the notional amount multiplied by the 1 month LIBOR adjusted by a specified spread.	(336,134)

100,000,000 USD	8/1/05	Agreement with Lehman Brothers Special Financing Inc. dated 10/27/04 to receive the notional amount multiplied by the return on the Lehman Brothers U.S. Government Bond Index and to pay the notional amount multiplied by the 1 month LIBOR adjusted by a specified spread.	(1,346,954)

75,000,000 USD	8/1/05	Agreement with Lehman Brothers Special Financing Inc. dated 6/17/03 to receive the notional amount multiplied by the return on the Lehman Brothers U.S. Government Bond Index and to pay the notional amount multiplied by the 1 month LIBOR adjusted by a specified spread.	(1,005,382)

			$(5,593,146)

See accompanying notes to the Schedule of Investments.

5

GMO Domestic Bond Fund

(A Series of GMO Trust)

Notes to Schedule of Investments

November 30, 2004 (Unaudited)

1.     Investments in affiliated issuers

GMO Domestic Bond Fund (the “Fund”) makes investments in other funds of the GMO Trust (“underlying funds”).  The Schedule of Investments of the underlying funds should be read in conjunction with the Fund’s Schedule of Investments.  These schedules are available, without charge, upon request by calling (617) 346-7646 (collect) or by visiting GMO’s website at www.gmo.com.

A summary of the Fund’s transactions in the shares of these issuers during the nine months ended November 30, 2004, is set forth below:

Affiliate	Value, beginning of Period	Purchases	Sales Proceeds	Dividend Income	Realized Gains Distributions	Value, end of period

GMO Short-Duration Collateral Fund	$318,187,834	$337,360,660	$18,000,000	$54,736	$237,191	$643,747,441

GMO Special Purpose Holding Fund	590,956	19,609	560,660	19,609	—	$27,236	*

Totals	$318,778,790	$337,380,269	$18,560,660	$74,345	$237,191	$643,774,677

* After effect of return of capital distribution of $22,853 on June 10, 2004.

2.     Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and which are consistently followed by the Fund.

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price.  Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price.  Securities which are primarily traded on foreign exchanges are generally valued at the closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate.  Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair value. Shares of other funds of the Trust (“underlying funds”) and other mutual funds are valued at their net asset value as reported on each business day. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.  A security’s value may be deemed unreliable if, for example, the Manager becomes aware of information or events occurring after the close of a foreign market that would materially affect that security’s value. The prices provided by the Manager may differ from the value that would be realized if the securities were sold and the differences could be material to the market value shown in the Schedule of Investments.

Some fixed income securities are valued at the closing bid for such securities as supplied by a primary pricing source chosen by the Manager.  The Manager evaluates such primary pricing sources on an ongoing basis, and may change a pricing source should it deem it appropriate.  The Manager is informed of erratic or unusual movements (including unusual inactivity) in the prices

6

supplied for a security and at its discretion may override a price supplied by a source (by taking a price supplied by another source).

Securities may be valued by independent pricing services which use prices provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

Certain securities held by the Fund, or an underlying fund in which it invests, were valued on the basis of a price provided by a principal market maker.  The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold and the differences could be material to the market value shown in the Schedule of Investments.  As of November 30, 2004, the total value of these securities represented 15.0% of net assets.

Futures contracts

The Fund may purchase and sell futures contracts to manage its exposure to the financial markets.  Buying futures tends to increase the Fund’s exposure to the underlying instrument.  Selling futures tends to decrease the Fund’s exposure to the underlying instrument or hedge other Fund instruments.  Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange.  In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts.  Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund.  The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed.  Futures contracts involve, to varying degrees, risk of loss in excess of the appreciation and depreciation disclosed in the Schedule of Investments.  Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions.  Losses may arise from the changes in the value of the underlying instrument, if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms.  Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.  See the Schedule of Investments for all open futures contracts held by the Fund as of November 30, 2004.

Options

The Fund may write call and put options on futures or securities it owns or in which it may invest.  Writing put options tends to increase the Fund’s exposure to the underlying instrument.  Writing call options tends to decrease the Fund’s exposure to the underlying instrument.  When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written.  Premiums received from writing options which expire are treated as realized gains.  Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future or security transaction to determine the realized gain or loss.  The Fund as a writer of an option has no control over whether the underlying future or security may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future or security underlying the written option.  In the event that the Fund writes uncovered call options (i.e. options for investments that the Fund does not own), it bears the risk of incurring substantial losses if the price of the underlying investment increases during the term of the option.  There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.  As of November 30, 2004, the Fund held no written option contracts.

The Fund may also purchase put and call options.  Purchasing call options tends to increase the Fund’s exposure to the underlying instrument.  Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument.  The Fund pays a premium as a cost for a purchased option disclosed in the Schedule of Investments, which is subsequently marked to market to reflect the current value of the option.  Premiums paid for purchasing options which expire are treated as realized losses.  Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid.  As of November 30, 2004, the Fund held no purchased option contracts.

Exchange traded options are valued at the last sale price, or if no sale is reported, the last bid price for purchased options and the last ask price for written options.  Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Manager.

7

Loan agreements

The Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates.  The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties.  A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders.  The agent administers the terms of the loan, as specified in the loan agreement.  When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower.  The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower.  As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement.  When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.  As of November 30, 2004, the Fund held no loan assignments.

Indexed securities

The Fund may invest in indexed securities whose redemption values and/or coupons are linked to the prices of other securities, securities indices, or other financial indicators.  The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that may be difficult to invest in through conventional securities.  Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.  See the Schedule of Investments for all indexed securities held by the Fund as of November 30, 2004.

Swap agreements

The Fund may enter into swap agreements to manage its exposure to the financial markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into interest rate, total return and forward swap spread lock swap agreements to manage its exposure to interest rates. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve commitments to pay interest in exchange for a market linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. Forward swap spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. In connection with these agreements, cash or securities may be set aside as collateral by the Fund’s custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss. Payments received or made on swap contracts are recorded as realized gain or loss.  These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts disclosed in the Schedule of Investments. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in interest rates.

See the Schedule of Investments for a summary of open swap agreements held by the Fund as of November 30, 2004.

Repurchase agreements

The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date.  The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement.  The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller.  Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty.  In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, recovery of cash by the Fund may be delayed or limited.  At November 30, 2004, the Fund held no repurchase agreements.

8

Reverse repurchase agreements

The Fund may enter into reverse repurchase agreements with certain banks and broker/dealers whereby the Fund sells portfolio assets concurrent with an agreement by the Fund to repurchase the same assets at a later date at a fixed price.  In connection with these agreements, the Fund establishes segregated accounts with its custodian in which the Fund maintains cash, U.S. Government securities or other liquid high grade debt obligations in the name of the counterparty equal in value to its obligations in respect of reverse repurchase agreements.  Reverse repurchase agreements involve the risk that the market value of the securities the Fund has sold may decline below the price at which it is obligated to repurchase them under the agreement.  The market value of the securities the Fund has sold is determined daily and any additional required collateral is allocated to or sent by the Fund on the next business day.  At November 30, 2004, the Fund held no reverse repurchase agreements.

Security lending

The Fund may lend its securities to certain qualified brokers.  The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan.  As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in recovery or loss of rights in the collateral should the borrower of the securities fail financially.  The Fund receives compensation for lending its securities. As of November 30, 2004, the Fund had no securities on loan.

3.     Additional Information

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semi-annual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

9

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments

November 30, 2004 (Unaudited)

Asset Class Summary	% of Total Net Assets
Debt Obligations	81.9%
Loan Participations	9.7
Loan Assignments	7.5
Mutual Funds	4.5
Reverse Repurchase Agreements	3.2
Short-Term Investments and Other Assets and Liabilities (net)	3.1
Called Options Purchased	0.5
Promissory Notes	0.4
Rights & Warrants	0.1
Put Options Purchased	0.0
Forward Currency Contracts	(0.6)
Swaps	(10.3)
100.0%

Country Summary	% of Equity Investments
Brazil	22.6
Russia	17.8
Mexico	10.2
Venezuela	7.9
Philippines	4.9
United States	4.2
Peru	3.4
Indonesia	3.3
Argentina	3.2
Turkey	2.2
Algeria	2.0
Poland	1.9
Uruguay	1.8
Dominican Republic	1.7
Nigeria	1.4
Panama	1.2
Ecuador	1.0
Ivory Coast	1.0
Vietnam	0.9
Macedonia	0.8
United Kingdom	0.7
Bosnia & Herzegovina	0.6
Bulgaria	0.5
Congo Republic (Brazzaville)	0.5
El Salvador	0.5
Serbia	0.5
Colombia	0.4
Malaysia	0.4
Morocco	0.4
China	0.3
Costa Rica	0.3
Nicaragua	0.3
Kazakhstan	0.2
Qatar	0.2
South Korea	0.2
Thailand	0.2
Tunisia	0.2
Belize	0.1
Yugoslavia	0.1
Jordan	0.0
Ukraine	0.0
100.0%

See accompanying notes to the Schedule of Investments.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2004 (Unaudited)

Par Value		Description	Value ($)

		DEBT OBLIGATIONS — 81.9%

		Argentina — 3.1%

		Foreign Government Obligations
USD	6,931,000	Argentina Government International Bond, 12.00%, due 02/01/20 (a)	2,252,575
DEM	20,000,000	Argentina Government International Bond, 0.00%, due 03/31/23 (a) (b)	7,610,764
USD	31,390,000	Argentina Government International Bond, Reg S, Variable Rate, 3 mo. LIBOR + .58%, 7.78%, due 04/06/49 (a)	8,318,350
ARS	8,048,134	Central Bank Argentina, 2.00%, due 02/04/18 (a)	2,388,874
USD	32,000,000	Republic of Argentina Discount Bond Series L-GL, Variable Rate, 6 mo. LIBOR + .81%, 3.50%, due 03/31/23 (a)	17,600,000
DEM	3,830,000	Republic of Argentina Discount Bond, Variable Rate, 6 mo. DEM LIBOR + .81%, 3.00%, due 03/31/23 (a)	1,301,305
DEM	5,000,000	Republic of Argentina Global Bond, 9.00%, due 11/19/08 (a) (b)	947,948
USD	26,545,000	Republic of Argentina Global Bond, 12.13%, due 02/25/19 (a)	8,228,950
USD	8,000,000	Republic of Argentina Global Bond, 9.75%, due 09/19/27 (a)	2,480,000
USD	3,540,000	Republic of Argentina Global Bond, 8.88%, due 03/01/29 (a)	872,185
USD	3,433,525	Republic of Argentina Global Bond Series 2018, Capitalization Bond, 0.00%, due 06/19/18 (a) (b)	1,083,277
USD	198,230	Republic of Argentina Global Bond, Series 2008, 15.50%, due 12/19/08 (a)	63,235
EUR	3,500,000	Republic of Argentina Global Bond, Series FEB, 8.00%, due 02/26/08 (a)	1,348,986
USD	2,000,000	Republic of Argentina Pro 4, 2.00%, due 12/28/10 (a)	379,600
USD	96,602	Republic of Argentina Pro 4 Coupon Certificates, 0.00%, due 12/28/49 (a) (b)	—
JPY	400,000,000	Republic of Argentina Series EMTN, due 04/25/06 (b)	1,060,363
EUR	2,500,000	Republic of Argentina Series EMTN, Variable Rate, 3 mo. EURIBOR +5.10%, 7.22%, due 12/22/04 (a) (b)	893,786
USD	61,620,000	Republic of Argentina, 12.00% Capitalization Bond, PIK, due 06/19/31 (a) (b)	19,471,920
		Total Argentina	76,302,118

		Belize — 0.1%

		Foreign Government Obligations
USD	2,000,000	Belize Government International Bond, 9.50%, due 08/15/12	1,680,000

		Bosnia & Herzegovina — 0.6%

		Foreign Government Obligations
DEM	25,244,000	Bosnia & Herzegovina Series A, Step Up, 3.00%, due 12/11/17	14,152,147

		Brazil — 22.4%

		Foreign Government Obligations
USD	22,561,143	Brazil Capitalization Bond Series L, PIK, 8.00%, due 04/15/14 (c)	22,673,949
USD	183,831,671	Brazil Capitalization Bond, PIK, 8.00%, due 04/15/14 (c)	184,750,829
USD	153,530,640	Brazil DCB (Bearer), Variable Rate, 6 mo. LIBOR + .88%, 3.13%, due 04/15/12	143,743,062
USD	61,324,020	Brazil DCB (Registered) Series RG, Variable Rate, 6 mo. LIBOR + .88%, 3.13%, due 04/15/12	57,414,614
USD	49,525,000	Brazil Discount ZL Bond, Variable Rate, 6 mo. LIBOR + .81%, 3.06%, due 04/15/24	44,077,250
USD	15,452,675	Brazil FLIRB (Registered), Variable Rate, Step Up, 6 mo LIBOR + .81%, 3.02%, due 04/15/09	15,220,885
USD	11,022,908	Brazil MYDFA Trust Certificates Reg S, Variable Rate, 6 mo. LIBOR + .81%, 2.88%, due 09/15/07	10,857,564
EUR	2,000,000	Brazilian Government International Bond, 11.50%, due 04/02/09	3,143,203

See accompanying notes to the Schedule of Investments.

USD	11,850,098	Brazilian Government International Exit Bonds, 6.00%, due 09/15/13	11,065,029
USD	593,211	Brazilian Government International Exit Bonds Odd Lot, 6.00%, due 09/15/13	542,047
EUR	20,000,000	Republic of Brazil, 11.00%, due 02/04/10	31,199,449
USD	11,000,000	Republic of Brazil, 8.25%, due 01/20/34	10,175,000
USD	13,500,000	Republic of Brazil, 11.00%, due 08/17/40 (c)	15,538,500
		Total Brazil	550,401,381

		Bulgaria — 0.5%

		Foreign Government Obligations
USD	10,822,000	Republic of Bulgaria Reg S, 8.25%, due 01/15/15	13,378,697

		China — 0.3%

		Foreign Government Obligations
USD	7,500,000	China Government International Bond, 6.80%, due 05/23/11	8,422,598

		Colombia — 0.4%

		Foreign Government Obligations
USD	8,000,000	Republic of Colombia, 8.70%, due 02/15/16	7,750,000
USD	2,000,000	Republic of Colombia, 11.85%, due 03/09/28	2,400,000
		Total Colombia	10,150,000

		Costa Rica — 0.3%

		Foreign Government Obligations
USD	3,710,000	Costa Rica Government International Bond, 10.00%, due 08/01/20	4,025,350
USD	3,000,000	Republic of Costa Rica, Reg S, 8.05%, due 01/31/13	3,015,000
		Total Costa Rica	7,040,350

		Dominican Republic — 1.7%

		Foreign Government Obligations
USD	42,557,000	Dominican Republic Discount Bond, Variable Rate, 6 mo. LIBOR + .81%, 3.50%, due 08/30/24	34,896,740
USD	2,600,000	Dominican Republic International Bond RegS, 9.04%, due 01/23/13	2,229,500
USD	4,000,000	Dominican Republic Reg S, 9.50%, due 09/27/06	3,780,000
		Total Dominican Republic	40,906,240

		Ecuador — 1.0%

		Foreign Government Obligations
USD	2,900,628	Republic of Ecuador PDI (Global Bearer Capitalization Bond), PIK, Variable Rate, 6 mo. LIBOR + .81%, 2.81%, due 02/27/15 (b)	1,635,632
USD	27,587,000	Republic of Ecuador Reg S, Variable Rate, Step Up, 8.00%, due 08/15/30	23,683,439
		Total Ecuador	25,319,071

		El Salvador — 0.5%

		Foreign Government Obligations
USD	11,000,000	El Salvador Government International Bond, 8.50%, due 07/25/11	12,430,000

See accompanying notes to the Schedule of Investments.

		Ivory Coast — 1.0%

		Foreign Government Obligations
FRF	37,500,000	Ivory Coast Discount Bond, Series Ff, Variable Rate, Step Up, 0.00%, due 03/31/28 (a)	2,507,328
USD	69,850,000	Ivory Coast FLIRB Series YR20, Variable Rate, Step Up, 2.00%, due 03/29/18 (a)	10,477,500
FRF	85,905,000	Ivory Coast FLIRB, Variable Rate, Step Up, 0.00%, due 03/29/18 (a)	2,567,299
FRF	256,889,500	Ivory Coast PDI, Series Ff, Variable Rate, Step Up, 1.90%, due 03/29/18 (a)	8,197,716
		Total Ivory Coast	23,749,843

		Jordan — 0.0%

		Foreign Government Obligations
USD	1,065,788	Hashemite Kingdom of Jordan IAB, Variable Rate, 6 mo. LIBOR + .81%, 2.69%, due 12/23/05	1,064,456

		Kazakhstan — 0.2%

		Foreign Government Obligations
USD	4,000,000	Kaztransoil Reg S, 8.50%, due 07/06/06	4,265,000

		Macedonia — 0.8%

		Foreign Government Obligations
USD	20,895,923	Macedonia Capitalization Bond, PIK, Variable Rate, 6 mo. LIBOR + .81%, 2.65%, due 07/02/12	19,172,009

		Malaysia — 0.4%

		Foreign Government Obligations
USD	8,000,000	Malaysia Global Bond, 7.50%, due 07/15/11	9,263,007

		Mexico — 10.0%

		Corporate Debt — 2.4%
GBP	12,689,000	Pemex Project Funding Master Trust, 7.50%, due 12/18/13	25,528,412
USD	12,000,000	Pemex Project Funding Master Trust, 8.63%, due 02/01/22	13,680,000
USD	16,500,000	Petroleos Mexicanos, 9.50%, due 09/15/27	20,253,750
			59,462,162
		Foreign Government Obligations — 7.6%
USD	10,000,000	Mexico Global Bond, 11.50%, due 05/15/26	14,975,000
USD	47,500,000	Mexico Global Bond Series MTN, 8.30%, due 08/15/31	53,793,750
DEM	20,000,000	Mexico Government International Bond, 8.00%, due 07/23/08	15,654,920
DEM	23,000,000	Mexico Government International Bond, 8.25%, due 02/24/09	18,323,146
ITL	36,000,000,000	Mexico Government International Bond, Series EMTN, 11.00%, due 05/08/17	36,571,234
USD	13,000,000	United Mexican States, 7.50%, due 04/08/33 (c)	13,546,000
GBP	5,774,000	United Mexican States Series EMTN, 6.75%, due 02/06/24	11,092,186
EUR	14,000,000	United Mexican States, Reg S, 7.50%, due 03/08/10	21,553,595
			185,509,831
		Total Mexico	244,971,993

		Nicaragua — 0.3%

		Foreign Government Obligations
USD	10,194,188	Republic of Nicaragua BPI Series E, 5.00%, due 02/01/11	7,602,214

		Nigeria — 1.0%

		Foreign Government Obligations
USD	27,000,000	Central Bank of Nigeria Par Bond Series WW, Step Up, 6.25%, due 11/15/20	25,380,000

See accompanying notes to the Schedule of Investments.

		Panama — 1.2%

		Foreign Government Obligations
USD	5,000,000	Republic of Panama, 9.63%, due 02/08/11	5,712,500
USD	5,000,000	Republic of Panama, 9.38%, due 07/23/12 (c)	5,700,000
USD	4,000,000	Republic of Panama, 9.38%, due 01/16/23 (c)	4,420,000
USD	14,317,875	Republic of Panama PDI Bond, Variable Rate, 6 mo. LIBOR + .81%, 2.75%, due 07/17/16	13,172,445
		Total Panama	29,004,945

		Peru — 3.3%

		Foreign Government Obligations
USD	40,381,000	Peru Discount Bond, Variable Rate, 6 mo. LIBOR + .81%, 2.88%, due 03/07/27	34,323,850
USD	12,925,000	Peru FLIRB, Series 20YR, Variable Rate, Step Up, 4.50%, due 03/07/17	11,703,587
USD	25,000,000	Peru Par Bond, Series 30YR, Variable Rate, Step Up, 3.00%, due 03/07/27	16,125,000
USD	8,437,736	Peru Trust II Series 98-A LB, 0.00%, due 02/28/16	5,720,785
USD	22,255,207	Peru Trust Series 97-I-P Class A3, 0.00%, due 12/31/15	14,175,676
		Total Peru	82,048,898

		Philippines — 4.8%

		Corporate Debt — 0.3%
USD	8,500,000	National Power Corp Global Bond, 8.40%, due 12/15/16	7,055,000

		Foreign Government Obligations — 4.5%
USD	59,501,000	Central Bank of the Philippines Series A, 8.60%, due 06/15/27	49,088,325
USD	4,310,000	Central Bank of the Philippines Series B, Variable Rate, Step Up, 6.50%, due 12/01/17	3,879,000
EUR	12,000,000	Philippine Government International Bond, Reg S, 9.13%, due 02/22/10	16,646,351
USD	2,200,000	Philippine Government International Bond, Series 92-B, 3.44%, due 12/01/09	1,980,000
USD	27,843,000	Republic of Philippines, 8.38%, due 02/15/11 (c)	27,773,392
USD	12,000,000	Republic of Philippines, 10.63%, due 03/16/25	12,464,400
			111,831,468
		Total Philippines	118,886,468

		Poland — 0.7%

		Foreign Government Obligations
USD	10,000,000	Delphes Co No. 2 Ltd Reg S, 7.75%, due 05/05/09	11,315,580
USD	6,000,000	Poland Government International Bond, 6.25%, due 07/03/12	6,570,000
		Total Poland	17,885,580

		Qatar — 0.2%

		Foreign Government Obligations
USD	3,600,000	Qatar Government International Bond, 9.75%, due 06/15/30	5,175,000

		Russia — 8.7%

		Foreign Government Obligations
EUR	45,000,000	Aries Vermogensverwaltng, 7.75%, due 10/25/09	66,834,602
USD	85,500,000	Aries Vermogensverwaltng, 9.60%, due 10/25/14	100,676,250
USD	46,209,434	Russian Federation Reg S, Variable Rate, Step Up, 5.00%, due 03/31/30	45,862,863
		Total Russia	213,373,715

See accompanying notes to the Schedule of Investments.

		South Korea — 0.3%

		Foreign Government Agency
USD	6,000,000	Export Import Bank of Korea, 7.10%, due 03/15/07	6,440,238

		Thailand — 0.2%

		Foreign Government Agency
USD	5,000,000	PTT Public Co Ltd, 5.75%, due 08/01/14	5,157,000

		Tunisia — 0.2%

		Foreign Government Obligations
JPY	360,000,000	Banque Centrale De Tunisie Series 6RG, 4.35%, due 08/15/17	3,992,412

		Turkey — 2.2%

		Foreign Government Obligations
USD	39,000,000	Republic of Turkey, 11.88%, due 01/15/30 (c)	53,625,000

		Ukraine — 0.0%

		Foreign Government Obligations
USD	933,360	Ukraine Government International Bond Series, Reg S, 11.00%, due 03/15/07	975,361

		United Kingdom — 0.7%

		Asset-Backed Securities
GBP	3,748,809	RMAC Series 03-NS1A Class A2A, 144A, AMBAC, Variable Rate, 3 mo. GBP LIBOR + .45%, 5.40%, due 06/12/35	7,201,678
GBP	5,000,000	RMAC Series 03-NS2A Class A2A, 144A, AMBAC, Variable Rate, 3 mo. GBP LIBOR + .40%, 5.35%, due 09/12/35	9,581,394
		Total United Kingdom	16,783,072

		United States — 4.2%

		Asset-Backed Securities — 2.6%
USD	4,000,000	Aircraft Finance Trust Series 99-1A Class A1, Variable Rate, 1 mo. LIBOR + .48%, 2.88%, due 05/15/24	2,800,000
USD	2,669,309	California Infrastructure PG&E Series 97-1 Class A7, 6.42%, due 09/25/08	2,745,113
USD	2,909,340	Chevy Chase Mortgage Funding Corp Series 03-4, 144A, AMBAC, Variable Rate, 1 mo. LIBOR + .34%, 2.27%, due 10/25/34	2,913,545
USD	6,770,322	Chyps CBO Series 97-1A Class A2A, 144A, 6.72%, due 01/15/10	5,179,296
USD	4,831,601	CNL Commercial Mortgage Loan Trust Series 03-2A Class A1, 144A, AMBAC, Variable Rate, 1 mo. LIBOR + .44%, 2.62%, due 10/25/30	4,854,406
USD	5,000,000	Golden Securites Corp Series 03-A Class A1, 144A, AMBAC, Variable Rate, 1 mo. LIBOR + .30%, 2.29%, due 12/02/13	5,002,000
USD	15,000,000	Huntsman International Asset-Backed Securities Ltd Series 1 Class A1, Variable Rate, 1 mo. LIBOR + .39%, 1.49%, due 03/15/07	14,934,600
USD	5,871,212	Quest Trust Series 03-X4 Class A, 144A, AMBAC, Variable Rate, 1 mo LIBOR + .43%, 2.61%, due 12/25/33	5,871,176
USD	853,905	Rhyno CBO Delaware Corp Series 97-1 Class A-2, 144A, Step Up, 6.33%, due 09/15/09	875,389
USD	18,994,419	SHYPPCO Finance Co Series 1I Class A-2B, 144A, 6.64%, due 06/15/10	18,234,642

		U.S. Government — 1.6%
USD	36,436,470	US Treasury Inflation Indexed Note, 3.63%, due 01/15/08 (d) (e)	39,932,094
		Total United States	103,342,261

See accompanying notes to the Schedule of Investments.

		Uruguay — 1.8%

		Foreign Government Obligations
USD	5,250,000	Banco Central Del Uruguay Series B, 6.75%, due 03/21/21	4,908,750
USD	2,356,000	Uruguay Government International Bond, 7.00%, due 04/07/08	2,073,280
USD	100,000	Uruguay Government International Bond, 7.88%, due 03/25/09	89,000
USD	100,000	Uruguay Government International Bond, 7.25%, due 05/04/09	87,000
JPY	1,648,000,000	Uruguay Government International Bond, 2.50%, due 03/14/11	11,863,612
USD	300,000	Uruguay Government International Bond, 7.63%, due 01/20/12	246,000
USD	1,000,000	Uruguay Government International Bond, 7.50%, due 03/15/15 (c)	940,000
USD	27,315,352	Uruguay Government International Bond, 7.88%, due 01/15/33	23,491,202
		Total Uruguay	43,698,844

		Venezuela — 7.8%

		Foreign Government Obligations
EUR	8,000,000	Republic of Venezuela, 11.00%, due 03/05/08	12,360,165
USD	7,000,000	Republic of Venezuela, 8.50%, due 10/08/14	7,253,750
USD	19,000,000	Republic of Venezuela, 9.25%, due 09/15/27	19,760,000
USD	34,000,000	Republic of Venezuela, 9.38%, due 01/13/34	35,581,000
USD	722,003	Republic of Venezuela DCB DL Odd Lot, Variable Rate, 6 mo. LIBOR + .88%, 2.75%, due 12/18/07 (b)	683,195
USD	6,456,522	Republic of Venezuela DCB IL, Variable Rate, 6 mo. LIBOR + .88%, 2.75%, due 12/18/08	6,174,049
USD	20,000,000	Republic of Venezuela Discount Bond Series W-B, 6.75%, due 03/31/20	19,550,000
DEM	34,500,000	Republic of Venezuela Discount Bond, Variable Rate, 6 mo. LIBOR + .81%, 3.00%, due 03/31/20 (b)	19,692,851
CHF	9,523,735	Republic of Venezuela FLIRB Series Sfr, Variable Rate, CHF 6 mo. LIBOR + .88%, 1.69%, due 03/31/07	7,752,315
DEM	23,440,000	Republic of Venezuela Global Bond, Step Down, 7.38%, due 10/29/08	16,007,882
USD	2,191,873	Republic of Venezuela New Money Bond Series A Odd Lot, Variable Rate, 6 mo. LIBOR + 1%, 2.88%, due 12/18/05 (b)	2,117,900
USD	1,535,294	Republic of Venezuela New Money Bond Series A, Variable Rate, 6 mo. LIBOR + 1%, 2.88%, due 12/18/05	1,560,242
USD	459,532	Republic of Venezuela New Money Bond Series B Odd Lot, Variable Rate, 6 mo. LIBOR + .88%, 2.75%, due 12/18/05 (b)	444,023
DEM	320,000	Republic of Venezuela New Money Bond Series B-NP, Variable Rate, 6 mo. DEM LIBOR + .88%, 3.13%, due 12/18/05	188,366
USD	176,471	Republic of Venezuela New Money Bond Series B-NP, Variable Rate, 6 mo. LIBOR + .88%, 2.75%, due 12/18/05	179,338
DEM	24,500,000	Republic of Venezuela Par Bond, 6.66%, due 03/31/20	15,108,555
FRF	54,175,000	Republic of Venezuela Par Bond, 7.71%, due 03/31/20	10,729,553
USD	18,000,000	Republic of Venezuela, Variable Rate, 3 mo.LIBOR + 1.00%, 3.09%, due 04/20/11	16,290,000
		Total Venezuela	191,433,184

		Vietnam — 0.9%

		Foreign Government Obligations
USD	4,000,000	Vietnam Discount Bond, Variable Rate, 6 mo. LIBOR + .81%, 2.94%, due 03/13/28	3,360,000
USD	19,750,000	Vietnam Par Bond, Variable Rate, Step Up, 3.75%, due 03/12/28	13,825,000
USD	6,000,000	Vietnam PDI, Variable Rate, Step Up, 4.00%, due 03/12/16	5,580,000
		Total Vietnam	22,765,000

		Yugoslavia — 0.1%

		Foreign Government Obligations
USD	4,000,000	Second Emerging Markets Series EMTN, 0.00%, due 07/15/06	1,869,999
		TOTAL DEBT OBLIGATIONS (COST $1,863,181,792)	2,012,108,101

See accompanying notes to the Schedule of Investments.

		LOAN ASSIGNMENTS — 7.5%

		Algeria — 1.5%
JPY	152,440,041	Algeria Tranche 1 Loan Agreement, JPY 6 mo. LIBOR + .8125%, (0.9375%), due 09/04/06	1,460,708
JPY	3,334,482,031	Algeria Tranche 3 Loan Agreement, JPY LIBOR + .8125%, (0.9375%), due 03/04/10	31,951,601
JPY	515,625,000	Algeria Tranche 3 Loan Agreement, JPY Long Term Prime +.8125%, (2.3875%), due 03/04/10	4,940,811
			38,353,120

		Argentina — 0.0%
ARS	15,432,863	Argentina INDER Certificates (a)	623,592
			623,592
		Congo Republic (Brazzaville) — 0.5%
FRF	102,097,963	Republic of Congo Loan Agreement *	3,723,536
USD	8,496,466	Republic of Congo Loan Agreement *	1,529,364
EUR	14,565,612	Republic of Congo Loan Agreement *	3,484,517
EUR	6,987,247	Republic of Congo Loan Agreement *	1,671,552
EUR	4,976,732	Republic of Congo Loan Eur Non-Performing	1,190,579
			11,599,548

		Indonesia — 2.1%
EUR	4,617,845	Indonesia Paris Club Loan Agreement	5,093,998
JPY	244,620,000	Republic of Indonesia Loan Agreement, dated January 1, 1994 (0.94625%), due 03/28/13	2,046,531
USD	5,005,000	Republic of Indonesia Loan Agreement, dated January 1, 1994 (2.60%), due 03/29/13	4,454,450
USD	3,884,400	Republic of Indonesia Loan Agreement, dated June 14, 1995 LIBOR + .625% (1.635%), due 12/14/19	3,039,543
USD	3,884,400	Republic of Indonesia Loan Agreement, dated June 14, 1995 LIBOR + .625%, (2.13%), due 12/14/19	3,039,543
USD	5,179,200	Republic of Indonesia Loan Agreement, dated June 14, 1995 LIBOR + .625%, (2.13%), due 12/14/19	4,052,724
USD	2,850,000	Republic of Indonesia Loan Agreement, dated March 25, 1997 LIBOR + .625%, (2.28%), due 03/01/05	2,764,500
USD	2,850,000	Republic of Indonesia Loan Agreement, dated March 25, 1997 LIBOR + .625%, (2.28%), due 03/01/05	2,764,500
USD	3,800,000	Republic of Indonesia Loan Agreement, dated March 25, 1997 LIBOR + .625%, (2.28%), due 03/01/05	3,686,000
USD	6,090,000	Republic of Indonesia Loan Agreement, dated May 21, 1996 LIBOR + .625%, (2.35%), due 05/21/05	6,021,485
USD	6,090,000	Republic of Indonesia Loan Agreement, dated May 21, 1996 LIBOR + .625%, (2.35%), due 05/21/05	6,021,488
USD	8,120,000	Republic of Indonesia Loan Agreement, dated May 21, 1996 LIBOR + .625%, (2.35%), due 05/21/05	8,028,650
			51,013,412

		Morocco — 0.4%
USD	9,204,545	Morocco Restructuring and Consolidating Agreement Tranche A, 6 mo. LIBOR + .8125% (2.78), due 01/01/09	9,020,455
			9,020,455

		Russia — 2.9%
ATS	1,203,022	Russia Foreign Trade Obligations * (b)	111,721
FRF	3,660,000	Russia Foreign Trade Obligations * (b)	641,302
FRF	3,660,000	Russia Foreign Trade Obligations * (b)	548,310
FRF	3,660,000	Russia Foreign Trade Obligations * (b)	510,862
NLG	495,100	Russia Foreign Trade Obligations * (b)	289,217
ATS	964,717	Russia Foreign Trade Obligations * (b)	85,901
ATS	1,738,698	Russia Foreign Trade Obligations * (b)	149,108
ATS	447,177	Russia Foreign Trade Obligations * (b)	46,275

See accompanying notes to the Schedule of Investments.

ATS	631,501	Russia Foreign Trade Obligations * (b)	49,612
FRF	3,660,000	Russia Foreign Trade Obligations * (b)	588,058
FRF	3,660,000	Russia Foreign Trade Obligations * (b)	481,941
USD	33,641,081	Russia Foreign Trade Obligations * (b)	38,330,647
FRF	71,883,000	Russia Foreign Trade Obligations * (b)	14,584,775
DEM	2,503,894	Russia Foreign Trade Obligations * (b)	1,269,472
CHF	231,420	Russia Foreign Trade Obligations * (b)	147,548
USD	10,840,000	Russia Foreign Trade Obligations * (b)	12,842,148
			70,676,897

		Serbia — 0.1%
USD	2,899,940	Serbia New Financing Agreement *	2,174,955
			2,174,955

		TOTAL LOAN ASSIGNMENTS (COST $156,349,847)	183,461,979

		LOAN PARTICIPATIONS — 9.3%

		Algeria — 0.4%
JPY	137,500,000	Algeria Tranche 3 Loan Agreement, JPY Long Term Prime +.8125%, (2.3875%), (Participation with Salomon), due 03/04/10	1,317,549
JPY	924,868,422	Algeria Tranche S1, JPY Long Term Prime + .1875%, (2.3625%), (Participation with Merrill Lynch), due 03/04/10	8,862,254
			10,179,803

		Indonesia — 1.2%
USD	26,197,836	Republic of Indonesia Loan Agreement, 3 mo. LIBOR + 1.25%, (2.51%), (Participation with Deutsche Bank), due 02/12/13	23,054,096
USD	477,106	Republic of Indonesia Loan Agreement, 6 mo. LIBOR +.70%, (2.42%), (Participation with Deutsche Bank), due 10/05/05	458,021
USD	478,080	Republic of Indonesia Loan Agreement, dated June 14, 1995 LIBOR + .625%, (1.635%), (Participation with Salomon), due 12/14/19	374,098
USD	478,080	Republic of Indonesia Loan Agreement, dated June 14, 1995 LIBOR + .625%, (2.13%), (Participation with Salomon), due 12/14/19	374,098
USD	637,440	Republic of Indonesia Loan Agreement, dated June 14, 1995 LIBOR + .625%, (2.13%), (Participation with Salomon), due 12/14/19	498,797
USD	558,000	Republic of Indonesia Loan Agreement, dated March 25, 1997 LIBOR + .625%, (2.28%), (Participation with Salomon), due 03/01/05	541,260
USD	558,000	Republic of Indonesia Loan Agreement, dated March 25, 1997 LIBOR + .625%, (2.28%), (Participation with Salomon), due 03/01/05	541,260
USD	744,000	Republic of Indonesia Loan Agreement, dated March 25, 1997 LIBOR + .625%, (2.28%), (Participation with Salomon), due 03/01/05	721,680
USD	570,000	Republic of Indonesia Loan Agreement, dated May 21, 1996 LIBOR + .625%, (2.35%), (Participation with Salomon), due 05/21/05	563,588
USD	570,000	Republic of Indonesia Loan Agreement, dated May 21, 1996 LIBOR + .625%, (2.35%), (Participation with Salomon), due 05/21/05	563,588
USD	760,000	Republic of Indonesia Loan Agreement, dated May 21, 1996 LIBOR + .625%, (2.35%), (Participation with Salomon), due 05/21/05	751,450
			28,441,936

		Poland — 1.1%
JPY	2,820,000,000	Poland Paris Club (Participation with Deutsche Bank)	28,097,125

		Russia — 6.2%
USD	10,000,000	Russia Foreign Trade Obligations, (Participation with Banca Lombardi), due 12/29/49 * (b)	11,814,000

See accompanying notes to the Schedule of Investments.

USD	531,297	Russia Foreign Trade Obligations, (Participation with Deutsche Bank), due 02/19/05 * (b)	668,425
USD	214,371	Russia Foreign Trade Obligations, (Participation with Deutsche Bank), due 02/19/05 * (b)	240,653
USD	81,965	Russia Foreign Trade Obligations, (Participation with Deutsche Bank), due 02/19/05 * (b)	96,760
DEM	2,625,598	Russia Foreign Trade Obligations, (Participation with Deutsche Bank), due 02/19/05 * (b)	1,721,911
DEM	10,399,680	Russia Foreign Trade Obligations, (Participation with Deutsche Bank), due 02/19/05 * (b)	6,309,346
USD	9,449,683	Russian Paris Club Debt, (Participation with Deutsche Bank), due 08/16/20	7,564,471
USD	25,138,982	Russian Paris Club Debt, (Participation with Deutsche Bank), due 08/16/20	20,123,755
EUR	43,727,298	Russian Paris Club Debt, (Participation with Deutsche Bank), due 08/20/20	55,855,063
EUR	10,524,028	Russian Paris Club Debt, (Participation with Deutsche Bank), due 08/20/20	13,226,068
EUR	15,370,068	Russian Paris Club Debt, (Participation with Deutsche Bank), due 08/20/20	19,694,238
EUR	10,820,097	Russian Paris Club Debt, (Participation with Deutsche Bank), due 08/20/20	13,598,153
			150,912,843

		Serbia — 0.4%
USD	6,952,861	Serbia New Financing Agreement (Participation with JP Morgan Chase)	5,214,646
USD	6,000,000	Serbia New Financing Agreement (Participation with UBS)	4,500,000
USD	3,000,000	Serbia Trade & Deposit Facility Agreement (Participation with JP Morgan Chase) *	900,000
			10,614,646
		TOTAL LOAN PARTICIPATIONS (COST $161,177,420)	228,246,353

Par Value ($)		Description	Value ($)

		PROMISSORY NOTES — 0.4%

		Nigeria — 0.4%
USD	27,000,000	Central Bank of Nigeria Promissory Notes Series RC, 5.09%, due 1/5/2010	9,450,000

		TOTAL PROMISSORY NOTES (COST $11,105,838)	9,450,000

Principal Amount		Description	Value ($)

		CALL OPTIONS PURCHASED — 0.5%

		Options on Bonds — 0.1%
USD	21,000,000	Mexico Government Bond, 8.30%, due 8/15/2031, Expires 1/31/2005, Strike 115.55	259,661
USD	21,000,000	Mexico Government Bond, 8.30%, due 8/15/2031, Expires 12/22/04, Strike 116.75	38,594
USD	21,000,000	Mexico Government Bond, 8.30%, due 8/15/2031, Expires 12/22/04, Strike 116.75	43,409
USD	12,000,000	Mexico Government Bond, 8.30%, due 8/15/2031, Expires 12/22/04, Strike 116.75	21,388
USD	2,000,000	Qatar Government International Bond, 9.75%, due 06/15/30, Expires 01/10/05, Strike 141.00	61,708
USD	2,000,000	Qatar Government International Bond, 9.75%, due 06/15/30, Expires 01/13/05, Strike 141.00	62,010
USD	2,000,000	Qatar Government International Bond, 9.75%, due 06/15/30, Expires 01/27/05, Strike 141.00	64,360
USD	5,000,000	Qatar Government International Bond, 9.75%, due 06/15/30, Expires 02/10/05, Strike 141.75	162,552
USD	2,000,000	Qatar Government International Bond, 9.75%, due 06/15/30, Expires 1/18/05, Strike 145.00	24,212
USD	60,000,000	Republic of Brazil Bond, 11.00%, due 8/17/40 , Expires 1/13/05, Strike 115.00	1,481,106

See accompanying notes to the Schedule of Investments.

USD	35,000,000	Republic of Brazil Bond, 11.00%, due 8/17/40 , Expires 12/03/04, Strike 114.00	490,963
USD	15,000,000	Republic of Brazil Bond, 11.00%, due 8/17/40 , Expires 12/06/04, Strike 113.65	270,885
USD	21,500,000	Republic of Venezuela, 9.25%, due 9/15/27, Expires 12/13/04, Strike 103.6250	238,007
USD	24,000,000	Republic of Venezuela, 9.25%, due 9/15/27, Expires 12/14/04, Strike 103.00	345,871
USD	30,000,000	Russia Federation Bond, 5%, due 3/31/30, Expires 12/17/04, Strike 101.375	59,979
USD	30,000,000	Russia Federation Bond, 5%, due 3/31/30, Expires 12/3/04, Strike 100.25	28,419
			3,653,124

		Options on Interest Rate Swaps — 0.4%
USD	61,146,497	KRW Swaption, Expires 02/24/09, Strike 6.05	3,746,421
USD	61,146,497	KRW Swaption, Expires 02/24/09, Strike 6.05	626,917
USD	63,119,137	KRW Swaption, Expires 04/08/09, Strike 6.20	615,502
USD	63,119,137	KRW Swaption, Expires 04/08/09, Strike 6.20	4,115,351
USD	50,000,000	KRW Swaption, Expires 06/01/05, Strike 7.5	—
USD	75,000,000	KRW Swaption, Expires 06/07/05, Strike 7.42	—
			9,104,191

		TOTAL CALL OPTIONS PURCHASED (COST $13,261,377)	12,757,315

		OPTIONS PURCHASED — 0.0%

		Options on Bonds — 0.0%
USD	22,282,600	Brazil Capitalization Bond, 8.00%, due 4/15/14, Expires 12/22/04, Strike 100.1875	101,773
USD	10,000,000	Qatar Government International Bond, 9.75%, due 06/15/30, Expires 01/04/05, Strike 135.00	6,514
USD	2,000,000	Qatar Government International Bond, 9.75%, due 06/15/30, Expires 01/13/05, Strike 135.00	2,346
USD	2,000,000	Qatar Government International Bond, 9.75%, due 06/15/30, Expires 01/27/05, Strike 135.00	4,641
USD	2,000,000	Qatar Government International Bond, 9.75%, due 06/15/30, Expires 02/28/05, Strike 142.00	55,600
USD	2,000,000	Qatar Government International Bond, 9.75%, due 06/15/30, Expires 1/18/05, Strike 142.00	30,005
USD	5,000,000	Qatar Government International Bond, 9.75%, due 06/15/30, Expires 12/27/04, Strike 142.00	40,279
USD	5,000,000	Qatar Government International Bond, 9.75%, due 06/15/30, Expires 2/7/05, Strike 140.00	65,739
USD	6,000,000	Republic of Phillipines, 10.625%, due 03/16/25, Expires 12/10/04, Strike 105.00	106,553
USD	10,000,000	Republic of Phillipines, 10.625%, due 03/16/25, Expires 12/10/04, Strike 107.75	401,978
USD	25,000,000	Russia Federation Bond, 5%, due 3/31/30, Expires 12/1/04, Strike 100.375	189,180
			1,004,608

		TOTAL OPTIONS PURCHASED (COST $2,004,859)	1,004,608

See accompanying notes to the Schedule of Investments.

Shares	Description	Value ($)

	MUTUAL FUNDS — 4.5%

1,139,038	Dreyfus Cash Management Plus Fund (f)	1,139,038
3,164,659	GMO Short-Duration Collateral Fund (g)	80,635,509
21,409	GMO Special Purpose Holding Fund (g)	393,289
588,000	GMO World Opportunity Overlay Fund (g)	14,705,880
12,846,616	Merrimac Cash Fund, Premium Class	12,846,616

	TOTAL MUTUAL FUNDS (COST $109,353,912)	109,720,332

	RIGHTS AND WARRANTS — 0.1%

	Mexico — 0.1%
33,077,000	Mexico Par Bond Series C Warrants, Expires 6/30/05 **	664,848
33,077,000	Mexico Par Bond Series D Warrants, Expires 6/30/06 **	783,925
2,942,000	United Mexican States Series F Warrants, Expires 6/30/08 **	51,485
27,162,000	United Mexican States Warrants, Expires 12/31/09 **	545,956
		2,046,214

	Nigeria — 0.0%
25,000	Central Bank of Nigeria Warrants, Expires 11/15/20 ** (b)	—

	Uruguay — 0.0%
4,000,000	Banco Central Del Uruguay Warrants, Expires 01/02/21 ** (b)	—

	Venezuela — 0.0%
164,215	Republic of Venezuela Bond Warrants, Expires 4/18/20 ** (b)	—
262,360	Republic of Venezuela Recovery Warrants, Expires 4/15/20 ** (b)	—
		—

	TOTAL RIGHTS AND WARRANTS (COST $0)	2,046,214

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENT — 0.1%

	Cash Equivalent — 0.1%
1,780,962	Harris Trust & Savings Bank Eurodollar Time Deposit, 1.93%, due 12/01/04 (f)	1,780,962

	TOTAL SHORT-TERM INVESTMENT (COST $1,780,962)	1,780,962

	TOTAL INVESTMENTS — 104.3% (Cost $2,318,216,007)	2,560,575,864

	Other Assets and Liabilities (net) — (4.3%)	(104,759,535)

	TOTAL NET ASSETS — 100.0%	$2,455,816,329

144A - Securities exempt from registration under rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

AMBAC - Insured as to the payment of principal and interest by AMBAC Assurance Corporation.
BPI - Indemnification payment bonds

See accompanying notes to the Schedule of Investments.

DCB - Debt Conversion Bond
EMTN - Euromarket Medium Term Note
FLIRB - Front Loaded Interest Reduction Bond
IAB - Interest Arrears Bond
MTN - Medium-term Note
MYDFA - Multi-Year Deposit Facility Agreement
PDI - Past Due Interest
PIK - Payment In Kind

Variable and step up rates - The rates shown on variable and step up rate notes are the current interest rates at November 30, 2004, which are subject to change based on the terms of the security, including varying reset dates.

*	Non-performing. Borrower not currently paying interest.
**	Non-income producing security.
(a)	Security is in default (Note 2).
(b)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees (Note 2).
(c)	All or a portion of this security has been segregated to cover collateral requirements on reverse repurchase agreements (Note 2).
(d)	All or a portion of this security is held as collateral for open swap contracts (Note 2).
(e)	Indexed security in which price and/or coupon is linked to prices of other securities, securities indices, or other financial indicators (Note 2).
(f)	Investment of security lending collateral (Note 2).
(g)	Affiliated issuer.

Currency Abbreviations:

ARS - Argentine Peso
ATS - Austrian Schilling
CHF - Swiss Franc
DEM - German Mark
EUR - Euro
FRF - French Franc
GBP - British Pound
HKD - Hong Kong Dollar
ITL - Italian Lira
JPY - Japanese Yen
KRW - South Korean Won
NLG - Netherlands Guilder
USD - United States Dollar

See accompanying notes to the Schedule of Investments.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2004 (Unaudited)

At November 30, 2004, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross
	Unrealized	Unrealized	Net Unrealized
Aggregate Cost	Appreciation	Depreciation	Appreciation
$2,326,081,501	$346,603,895	$(112,109,532)	$234,494,363

A summary of outstanding financial instruments at November 30, 2004 is as follows:

Forward currency contracts

				Net
Settlement		Units of		Unrealized
Date	Deliver	Currency	Value	Depreciation

Sales

2/15/05	CHF	3,800,000	$3,351,010	$(80,786)
2/22/05	EUR	290,000,000	385,608,882	(6,074,282)
2/08/05	GBP	28,800,000	54,804,117	(1,892,997)
10/12/05	HKD	422,400,000	55,131,348	(131,348)
10/25/06	HKD	382,500,000	50,488,525	(488,525)
11/01/06	HKD	190,000,000	25,084,192	(84,192)
12/14/04	JPY	8,620,000,000	83,922,577	(5,443,845)
				$(14,195,975)

See accompanying notes to the Schedule of Investments.

Reverse repurchase agreements

Face Value		Description	Market Value
USD	27,995,611	JP Morgan Chase & Co., 1.45%, dated 11/08/04, to be repurchased on demand by JP Morgan Chase & Co., at face value plus accrued interest.	$28,021,546

USD	5,791,927	JP Morgan Chase & Co., 1.85%, dated 11/12/04, to be repurchased on demand by JP Morgan Chase & Co., at face value plus accrued interest.	5,797,582

USD	4,070,958	JP Morgan Chase & Co., 1.50%, dated 11/12/04, to be repurchased on demand by JP Morgan Chase & Co., at face value plus accrued interest.	4,074,181

USD	55,227,656	JP Morgan Chase & Co., 1.75%, dated 11/12/04, to be repurchased on demand by JP Morgan Chase & Co., at face value plus accrued interest.	55,278,665

USD	4,480,833	JP Morgan Chase & Co., 1.85%, dated 11/12/04, to be repurchased on demand by JP Morgan Chase & Co., at face value plus accrued interest.	4,485,208

USD	56,806,425	JP Morgan Chase & Co., 1.65%, dated 11/12/04, to be repurchased on demand by JP Morgan Chase & Co., at face value plus accrued interest.	56,855,894

USD	15,457,125	JP Morgan Chase & Co., 1.80%, dated 11/12/04, to be repurchased on demand by JP Morgan Chase & Co., at face value plus accrued interest.	15,741,809

USD	10,695,833	JP Morgan Chase & Co., 1.95%, dated 11/12/04, to be repurchased on demand by JP Morgan Chase & Co., at face value plus accrued interest.	10,706,841

USD	916,875	JP Morgan Chase & Co., 1.30%, dated 11/12/04, to be repurchased on demand by JP Morgan Chase & Co., at face value plus accrued interest.	917,504

USD	56,033,000	Lehman Brothers, 2.00%, dated 11/17/04, to be repurchased on demand by Lehman Brothers, at face value plus accrued interest.	55,989,419
			$237,868,649

Average balance outstanding			$94,950,655
Average interest rate			0.74%
Maximum balance outstanding			$151,341,646
Average shares outstanding			220,850,031
Average balance per share outstanding			$0.43

Average balance outstanding was calculated based on daily balances outstanding during the period that the Fund had entered into reverse repurchase agreements.

See accompanying notes to the Schedule of Investments.

Swap Agreements

Notional Amount	Expiration Date	Description	Net Unrealized Appreciation (Depreciation)
Credit Default Swaps

15,000,000 USD	12/20/04	Agreement with Deutsche Bank AG dated 10/27/04 to pay 0.95% per year times the notional amount. In exchange for that periodic payment, upon a default event by Gazprom Loan Facility, Deutsche Bank AG agrees to pay the Fund the notional amount of the swap. To receive that payment, the Fund must deliver a bond (with par value equal to the notional amount of the swap) issued by Gazprom Loan Facility to Deutsche Bank AG.	$(11,889)

30,000,000 USD	12/20/04	Agreement with Deutsche Bank AG dated 4/16/03 to receive 5.25% per year times the notional amount. In exchange for that periodic payment, upon a default event by Gazprom Loan Facility, the Fund agrees to pay Deutsche Bank AG the notional amount of the swap. To receive that payment, Deutsche Bank AG must deliver a bond (with par value equal to the notional amount of the swap) issued by Gazprom Loan Facility to the Fund.	773,465

5,000,000 USD	12/20/04	Agreement with UBS AG dated 4/16/04 to pay 1.25% per year times the notional amount. In exchange for that periodic payment, upon a default event by Gazprom Loan Facility, UBS AG agrees to pay the Fund the notional amount of the swap. To receive that payment, the Fund must deliver a bond (with par value equal to the notional amount of the swap) issued by Gazprom Loan Facility to UBS AG.	(28,493)

10,000,000 USD	12/20/04	Agreement with UBS AG dated 4/23/04 to pay 1.60% per year times the notional amount. In exchange for that periodic payment, upon a default event by Gazprom Loan Facility, UBS AG agrees to pay the Fund the notional amount of the swap. To receive that payment, the Fund must deliver a bond (with par value equal to the notional amount of the swap) issued by Gazprom Loan Facility to UBS AG.	(74,559)

15,000,000 USD	2/20/05	Agreement with JP Morgan Chase Bank dated 1/28/04 to pay 1.40% per year times the notional amount. In exchange for that periodic payment, upon a default event in Brazil, JP Morgan Chase Bank agrees to pay the Fund the notional amount of the swap. To receive that payment, the Fund must deliver a bond (with par value equal to the notional amount of the swap) issued by Brazil to JP Morgan Chase Bank.	(93,409)

2,000,000 USD	4/23/05	Agreement with Deutsche Bank AG dated 4/22/03 to pay 6.25% per year times the notional amount. In exchange for that periodic payment, upon a default event in Lebanon, Deutsche Bank AG agrees to pay the Fund the notional amount of the swap. To receive that payment, the Fund must deliver a bond (with par value equal to the notional amount of the swap) issued by Lebanon to Deutsche Bank AG.	(49,598)

See accompanying notes to the Schedule of Investments.

5,000,000 USD	6/18/05	Agreement with Deutsche Bank AG dated 6/13/02 to pay 2.35% per year times the notional amount. In exchange for that periodic payment, upon a default event in the Philippines, Deutsche Bank AG agrees to pay the Fund the notional amount of the swap. To receive that payment, the Fund must deliver a bond (with par value equal to the notional amount of the swap) issued by the Philippines to Deutsche Bank AG.	(36,685)

5,000,000 USD	7/15/05	Agreement with Banque Paribas dated 10/18/02 to pay 10.00% per year times the notional amount. In exchange for that periodic payment, upon a default event by Banco Latinoamericano de Exportaciones SA Euro Medium Term Notes, Banque Paribas agrees to pay the Fund the notional amount of the swap. To receive that payment, the Fund must deliver a bond (with par value equal to the notional amount of the swap) issued by Banco Latinoamericano de Exportaciones SA Euro Medium Term Notes to Banque Paribas.	(474,473)

15,000,000 USD	7/16/05	Agreement with UBS AG dated 7/15/04 to pay 2.10% per year times the notional amount. In exchange for that periodic payment, upon a default event by Gazprom Loan Facility, UBS AG agrees to pay the Fund the notional amount of the swap. To receive that payment, the Fund must deliver a bond (with par value equal to the notional amount of the swap) issued by Gazprom Loan Facility to UBS AG.	(213,566)

15,000,000 USD	7/24/05	Agreement with Merrill Lynch International dated 3/03/04 to pay 1.12% per year times the notional amount. In exchange for that periodic payment, upon a default event in Russia, Merrill Lynch International agrees to pay the Fund the notional amount of the swap. To receive that payment, the Fund must deliver a bond (with par value equal to the notional amount of the swap) issued by Russia to Merrill Lynch International.	(93,298)

7,000,000 USD	8/5/05	Agreement with Deutsche Bank AG dated 7/31/02 to pay 3.35% per year times the notional amount. In exchange for that periodic payment, upon a default event in the Philippines, Deutsche Bank AG agrees to pay the Fund the notional amount of the swap. To receive that payment, the Fund must deliver a bond (with par value equal to the notional amount of the swap) issued by the Philippines to Deutsche Bank AG.	(80,105)

10,000,000 USD	10/20/05	Agreement with Deutsche Bank AG dated 9/30/04 to pay 0.80% per year times the notional amount. In exchange for that periodic payment, upon a default event in Venezuela, Deutsche Bank AG agrees to pay the Fund the notional amount of the swap. To receive that payment, the Fund must deliver a bond (with par value equal to the notional amount of the swap) issued by Venezuela to Deutsche Bank AG.	(15,462)

See accompanying notes to the Schedule of Investments.

10,000,000 USD	11/6/05	Agreement with JP Morgan Chase Bank dated 11/05/02 to pay 9.30% per year times the notional amount. In exchange for that periodic payment, upon a default event in Columbia, JP Morgan Chase Bank agrees to pay the Fund the notional amount of the swap. To receive that payment, the Fund must deliver a bond (with par value equal to the notional amount of the swap) issued by Columbia to JP Morgan Chase Bank.	(852,779)

10,000,000 USD	12/20/05	Agreement with UBS AG dated 12/10/03 to pay 2.03% per year times the notional amount. In exchange for that periodic payment, upon a default event in Brazil, UBS AG agrees to pay the Fund the notional amount of the swap. To receive that payment, the Fund must deliver a bond (with par value equal to the notional amount of the swap) issued by Brazil to UBS AG.	(210,779)

15,000,000 USD	1/21/06	Agreement with Deutsche Bank AG dated 7/18/03 to receive 5.40% per year times the notional amount. In exchange for that periodic payment, upon a default event by Gazprom Loan Facility, the Fund agrees to pay Deutsche Bank AG the notional amount of the swap. To receive that payment, the Deutsche Bank AG must deliver a bond (with par value equal to the notional amount of the swap) issued by Gazprom Loan Facility to the Fund.	993,111

15,000,000 USD	4/3/06	Agreement with Morgan Guaranty Trust Company dated 3/29/01 to pay 0.25% per year times the notional amount. In exchange for that periodic payment, upon a default event by Banco Santander Senior Bonds or Loans, Morgan Guaranty Trust Company agrees to pay the Fund the notional amount of the swap. To receive that payment, the Fund must deliver a bond (with par value equal to the notional amount of the swap) issued by Banco Santander Senior Bonds or Loans to Morgan Guaranty Trust Company.	(41,652)

15,000,000 USD	4/6/06	Agreement with Morgan Guaranty Trust Company dated 4/03/01 to pay 0.26% per year times the notional amount. In exchange for that periodic payment, upon a default event by Banco Santander Senior Bonds or Loans, Morgan Guaranty Trust Company agrees to pay the Fund the notional amount of the swap. To receive that payment, the Fund must deliver a bond (with par value equal to the notional amount of the swap) issued by Banco Santander Senior Bonds or Loans to Morgan Guaranty Trust Company.	(43,883)

10,000,000 USD	4/10/06	Agreement with Morgan Guaranty Trust Company dated 4/04/01 to pay 0.26% per year times the notional amount. In exchange for that periodic payment, upon a default event by Banco Santander Senior Bonds or Loans, Morgan Guaranty Trust Company agrees to pay the Fund the notional amount of the swap. To receive that payment, the Fund must deliver a bond (with par value equal to the notional amount of the swap) issued by Banco Santander Senior Bonds or Loans to Morgan Guaranty Trust Company.	(29,095)

See accompanying notes to the Schedule of Investments.

30,000,000 USD	4/10/06	Agreement with Morgan Guaranty Trust Company dated 4/05/01 to pay 0.275% per year times the notional amount. In exchange for that periodic payment, upon a default event by Banco Santander Senior Bonds or Loans, Morgan Guaranty Trust Company agrees to pay the Fund the notional amount of the swap. To receive that payment, the Fund must deliver a bond (with par value equal to the notional amount of the swap) issued by Banco Santander Senior Bonds or Loans to Morgan Guaranty Trust Company.	(93,947)

25,000,000 USD	4/30/06	Agreement with Morgan Guaranty Trust Company dated 4/25/01 to pay 0.27% per year times the notional amount. In exchange for that periodic payment, upon a default event by Banco Bilbao Vizcaya Senior Bonds or Loans, Morgan Guaranty Trust Company agrees to pay the Fund the notional amount of the swap. To receive that payment, the Fund must deliver a bond (with par value equal to the notional amount of the swap) issued by Banco Bilbao Vizcaya Senior Bonds or Loans to Morgan Guaranty Trust Company.	(75,837)

15,000,000 USD	6/8/06	Agreement with Morgan Guaranty Trust Company dated 6/05/01 to receive 2.95% per year times the notional amount. In exchange for that periodic payment, upon a default event in Mexico, the Fund agrees to pay Morgan Guaranty Trust Company the notional amount of the swap. To receive that payment, Morgan Guaranty Trust Company must deliver a bond (with par value equal to the notional of the swap) issued by Mexico to the Fund.	795,886

35,000,000 USD	7/5/06	Agreement with Deutsche Bank AG dated 7/01/03 to receive 5.00% per year times the notional amount. In exchange for that periodic payment, upon a default event by Gazprom Loan Facility, the Fund agrees to pay Deutsche Bank AG the notional amount of the swap. To receive that payment, Deutsche Bank AG must deliver a bond (with par value equal to the notional amount of the swap) issued by Gazprom Loan Facility to the Fund.	2,642,200

35,000,000 USD	7/5/06	Agreement with UBS AG dated 5/20/04 to pay 3.40% per year times the notional amount. In exchange for that periodic payment, upon a default event by Gazprom Loan Facility, UBS AG agrees to pay the Fund the notional amount of the swap. To receive that payment, the Fund must deliver a bond (with par value equal to the notional amount of the swap) issued by Gazprom Loan Facility to UBS AG.	(1,552,767)

20,000,000 USD	8/9/06	Agreement with JP Morgan Chase Bank dated 8/06/02 to pay 0.42% per year times the notional amount. In exchange for that periodic payment, upon a default event by Banco Bilbao Vizcaya Argentaria SA, JP Morgan Chase Bank agrees to pay the Fund the notional amount of the swap. To receive that payment, the Fund must deliver a bond (with par value equal to the notional amount of the swap) issued by Banco Bilbao Vizcaya Argentaria SA to JP Morgan Chase Bank.	(121,041)

See accompanying notes to the Schedule of Investments.

15,000,000 USD	8/21/06	Agreement with Deutsche Bank AG dated 7/18/03 to receive 5.45% per year times the notional amount. In exchange for that periodic payment, upon a default event by Gazprom Loan Facility, the Fund agrees to pay Deutsche Bank AG the notional amount of the swap. To receive that payment, Deutsche Bank AG must deliver a bond (with par value equal to the notional amount of the swap) issued by Gazprom Loan Facility to the Fund.	1,217,313

5,000,000 USD	9/27/06	Agreement with Merrill Lynch International dated 11/01/02 to receive 5.70% per year times the notional amount. In exchange for that periodic payment, upon a default event in The Dominican Republic, the Fund agrees to pay Merrill Lynch International the notional amount of the swap. To receive that payment, Merrill Lynch International must deliver a bond (with par value equal to the notional of the swap) issued by The Dominican Republic to the Fund.	(490,889)

25,000,000 USD	10/19/06	Agreement with Deutsche Bank AG dated 10/19/04 to pay 2.10% per year times the notional amount. In exchange for that periodic payment, upon a default event in Ukraine, Deutsche Bank AG agrees to pay the Fund the notional amount of the swap. To receive that payment, the Fund must deliver a bond (with par value equal to the notional of the swap) issued by Ukraine to Deutsche Bank AG.	348,135

15,000,000 USD	11/20/06	Agreement with Deutsche Bank AG dated 11/04/03 to pay 4.55% per year times the notional amount. In exchange for that periodic payment, upon a default event in Brazil, Deutsche Bank AG agrees to pay the Fund the notional amount of the swap. To receive that payment, the Fund must deliver a bond (with par value equal to the notional amount of the swap) issued by Brazil to Deutsche Bank AG.	(865,222)

10,000,000 USD	11/20/06	Agreement with Deutsche Bank AG dated 11/05/03 to pay 4.40% per year times the notional amount. In exchange for that periodic payment, upon a default event in Brazil, Deutsche Bank AG agrees to pay the Fund the notional amount of the swap. To receive that payment, the Fund must deliver a bond (with par value equal to the notional amount of the swap) issued by Brazil to Deutsche Bank AG.	(548,191)

30,000,000 USD	12/7/06	Agreement with Deutsche Bank AG dated 11/29/04 to pay 1.60% per year times the notional amount. In exchange for that periodic payment, upon a default event by Gazprom Loan Facility, Deutsche Bank AG agrees to pay the Fund the notional amount of the swap. To receive that payment, the Fund must deliver a bond (with par value equal to the notional amount of the swap) issued by Gazprom Loan Facility to Deutsche Bank AG.	(49,057)

See accompanying notes to the Schedule of Investments.

20,000,000 USD	12/20/06	Agreement with JP Morgan Chase Bank dated 11/03/03 to pay 4.75% per year times the notional amount. In exchange for that periodic payment, upon a default event in Brazil, JP Morgan Chase Bank agrees to pay the Fund the notional amount of the swap. To receive that payment, the Fund must deliver a bond (with par value equal to the notional amount of the swap) issued by Brazil to JP Morgan Chase Bank.	(1,649,902)

10,000,000 USD	2/18/07	Agreement with JP Morgan Chase Bank dated 2/13/02 to pay 4.60% per year times the notional amount. In exchange for that periodic payment, upon a default event in Russia, JP Morgan Chase Bank agrees to pay the Fund the notional amount of the swap. To receive that payment, the Fund must deliver a bond (with par value equal to the notional amount of the swap) issued by Russia to JP Morgan Chase Bank.	(878,351)

10,000,000 USD	2/26/07	Agreement with Salomon Brothers International Limited dated 2/21/02 to pay 2.15% per year times the notional amount. In exchange for that periodic payment, upon a default event in South Africa, Salomon Brothers International Limited agrees to pay the Fund the notional amount of the swap. To receive that payment, the Fund must deliver a bond (with par value equal to the notional amount of the swap) issued by South Africa to Salomon Brothers International Limited.	(454,123)

10,000,000 USD	6/27/07	Agreement with JP Morgan Chase Bank dated 6/24/02 to pay 0.33% times the notional amount. In exchange for that periodic payment, upon a default event by Banco Bilbao Vizcaya Argentaria SA, JP Morgan Chase Bank agrees to pay the Fund the notional amount of the swap. To receive that payment, the Fund must deliver a bond (with par value equal to the notional amount of the swap) issued by Banco Bilbao Vizcaya Argentaria SA to JP Morgan Chase Bank.	(70,449)

10,000,000 USD	7/2/07	Agreement with Citibank N.A. dated 6/27/02 to pay 0.64% per year times the notional amount. In exchange for that periodic payment, upon a default event by Bank of China bonds or loans, Citibank N.A. agrees to pay the Fund the notional amount of the swap. To receive that payment, the Fund must deliver a bond (with par value equal to the notional amount of the swap) issued by Bank of China bonds or loans to Citibank N.A.	(145,704)

3,000,000 USD	7/2/07	Agreement with Deutsche Bank AG dated 6/27/02 to pay 0.64% per year times the notional amount. In exchange for that periodic payment, upon a default event by Bank of China bonds or loans, Deutsche Bank AG agrees to pay the Fund the notional amount of the swap. To receive that payment, the Fund must deliver a bond (with par value equal to the notional amount of the swap) issued by Bank of China bonds or loans to Deutsche Bank AG.	(43,933)

See accompanying notes to the Schedule of Investments.

15,000,000 USD	9/27/07	Agreement with JP Morgan Chase Bank dated 9/26/02 to pay 0.33% per year times the notional amount. In exhange for that periodic payment, upon a default event by HSBC Bank Plc, JP Morgan Chase Bank agrees to pay the Fund the notional amount of the swap. To receive that payment, the Fund must deliver a bond (with par value equal to the notional amount of the swap) issued by HSBC Bank Plc to JP Morgan Chase Bank.	(115,981)

10,000,000 USD	10/10/07	Agreement with JP Morgan Chase Bank dated 10/09/02 to pay 0.70% per year times the notional amount. In exchange for that periodic payment, upon a default event by Banco Bilbao Vizcaya Argentaria SA, JP Morgan Chase Bank agrees to pay the Fund the notional amount of the swap. To receive that payment, the Fund must deliver a bond (with par value equal to the notional amount of the swap) issued by Banco Bilbao Vizcaya Argentaria SA to JP Morgan Chase Bank.	(182,723)

8,000,000 USD	10/19/07	Agreement with Deutsche Bank AG dated 10/18/02 to pay 15.0% per year times the notional amount. In exchange for that periodic payment, upon a default event in Venezuela, Deutsche Bank AG agrees to pay the Fund the notional amount of the swap. To receive that payment, the Fund must deliver a bond (with par value equal to the notional amount of the swap) issued by Venezuela to Deutsche Bank AG.	(2,899,648)

5,000,000 USD	10/22/07	Agreement with JP Morgan Chase Bank dated 10/21/02 to pay 0.54% per year times the notional amount. In exchange for that periodic payment, upon a default event by Banco Bilbao Vizcaya Argentaria SA, JP Morgan Chase Bank agrees to pay the Fund the notional amount of the swap. To receive that payment, the Fund must deliver a bond (with par value equal to the notional amount of the swap) issued by Banco Bilbao Vizcaya Argentaria SA to JP Morgan Chase Bank.	(68,155)

5,000,000 USD	10/23/07	Agreement with JP Morgan Chase Bank dated 10/22/02 to pay 0.48% per year times the notional amount. In exchange for that periodic payment, upon a default event by Banco Bilbao Vizcaya Argentaria SA, JP Morgan Chase Bank agrees to pay the Fund the notional amount of the swap. To receive that payment, the Fund must deliver a bond (with par value equal to the notional amount of the swap) issued by Banco Bilbao Vizcaya Argentaria SA to JP Morgan Chase Bank.	(59,361)

5,000,000 USD	10/30/07	Agreement with Deutsche Bank AG dated 10/29/02 to pay 0.44% per year times the notional amount. In exchange for that periodic payment, upon a default event by Banco Bilbao Vizcaya Argentaria SA, Deutsche Bank AG agrees to pay the Fund the notional amount of the swap. To receive that payment, the Fund must deliver a bond (with par value equal to the notional amount of the swap) issued by Banco Bilbao Vizcaya Argentaria SA to Deusche Bank AG.	(53,673)

See accompanying notes to the Schedule of Investments.

10,000,000 USD	11/4/07	Agreement with Deutsche Bank AG dated 11/03/04 to pay 1.21% per year times the notional amount. In exchange for that periodic payment, upon a default event in Russia, Deutsche Bank AG agrees to pay the Fund the notional amount of the swap. To receive that payment, the Fund must deliver a bond (with par value equal to the notional amount of the swap) issued by Russia to Deutsche Bank AG.	(8,762)

10,000,000 USD	11/4/07	Agreement with Deutsche Bank AG dated 11/03/04 to receive 1.68% per year times the notional amount. In exchange for that periodic payment, upon a default event in Russia, the Fund agrees to pay Deutsche Bank AG the notional amount of the swap. To receive that payment, Deutsche Bank AG must deliver a bond (with par value equal to the notional amount of the swap) issued by Russia to the Fund.	9,960

10,000,000 USD	11/23/07	Agreement with Deutsche Bank AG dated 11/22/02 to pay 1.15% per year times the notional amount. In exchange for that periodic payment, upon a default event by Endesa SA of Spain, Deutsche Bank AG agrees to pay the Fund the notional amount of the swap. To receive that payment, the Fund must deliver a bond (with par value equal to the notional amount of the swap) issued by Endesa SA of Spain to Deutsche Bank AG.	(377,203)

15,000,000 USD	11/27/07	Agreement with JP Morgan Chase Bank dated 11/26/02 to pay 1.10% per year times the notional amount. In exchange for that periodic payment, upon a default event by Endesa SA of Spain, JP Morgan Chase Bank agrees to pay the Fund the notional amount of the swap. To receive that payment, the Fund must deliver a bond (with par value equal to the notional amount of the swap) issued by Endesa SA of Spain to JP Morgan Chase Bank.	(534,543)

5,000,000 USD	5/7/08	Agreement with JP Morgan Chase Bank dated 5/06/03 to receive 9.65% per year times the notional amount. In exchange for that periodic payment, upon a default event in Brazil, the Fund agrees to pay JP Morgan Chase Bank the notional amount of the swap. To receive that payment, JP Morgan Chase Bank must deliver a bond (with par value equal to the notional of the swap) issued by Brazil to the Fund.	1,079,820

10,000,000 USD	5/20/08	Agreement with Deutsche Bank AG dated 5/19/04 to receive 4.20% per year times the notional amount. In exchange for that periodic payment, upon a default event by Gazprom Loan Facility, the Fund agrees to pay Deutsche Bank AG the notional amount of the swap. To receive that payment, Deutsche Bank AG must deliver a bond (with par value equal to the notional amount of the swap) issued by Gazprom Loan Facility to the Fund.	692,283

See accompanying notes to the Schedule of Investments.

5,000,000 USD	5/30/08	Agreement with JP Morgan Chase Bank dated 5/29/03 to receive 8.65% per year times the notional amount. In exchange for that periodic payment, upon a default event in Turkey, the Fund agrees to pay JP Morgan Chase Bank the notional amount of the swap. To receive that payment, JP Morgan Chase Bank must deliver a bond (with par value equal to the notional of the swap) issued by Turkey to the Fund.	985,828

5,000,000 USD	8/6/08	Agreement with Bear Stearns International Limited dated 8/05/03 to receive 1.10% per year times the notional amount. In exchange for that periodic payment, upon a default event in Trinidad and Tobago, the Fund agrees to pay Bear Stearns International Limited the notional amount of the swap. To receive that payment, Bear Stearns International Limited must deliver a bond (with par value equal to the notional of the swap) issued by Trinidad and Tobago to the Fund.	132,914

10,000,000 USD	9/20/08	Agreement with Morgan Stanley Capital Services, Inc., dated 7/09/03 to receive 5.15% per year times the notional amount. In exchange for that periodic payment, upon a default event in Columbia, the Fund agrees to pay Morgan Stanley Capital Services, Inc. the notional amount of the swap. To receive that payment, Morgan Stanley Capital Services, Inc. must deliver a bond (with par value equal to the notional of the swap) issued by Columbia to the Fund.	1,034,470

2,000,000 USD	9/20/08	Agreement with UBS AG dated 6/26/03 to receive 9.20% per year times the notional amount. In exchange for that periodic payment, upon a default event in the Dominican Republic, the Fund agrees to pay UBS AG the notional amount of the swap. To receive that payment, UBS AG must deliver a bond (with par value equal to the notional of the swap) issued by the Dominican Republic to the Fund.	(126,374)

25,000,000 USD	10/17/08	Agreement with UBS AG dated 4/16/04 to receive 3.90% per year times the notional amount. In exchange for that periodic payment, upon a default event by Gazprom Loan Facility, the Fund agrees to pay UBS AG the notional amount of the swap. To receive that payment, UBS AG must deliver a bond (with par value equal to the notional amount of the swap) issued by Gazprom Loan Facility to the Fund.	1,639,663

4,000,000 USD	10/20/08	Agreement with Deutsche Bank AG dated 10/01/03 to receive 8.50% per year times the notional amount. In exchange for that periodic payment, upon a default event in Uruguay, the Fund agrees to pay Deutsche Bank AG the notional amount of the swap. To receive that payment, Deutsche Bank AG must deliver a bond (with par value equal to the notional of the swap) issued by Uruguay to the Fund.	333,068

See accompanying notes to the Schedule of Investments.

15,000,000 USD	11/20/08	Agreement with Deutsche Bank AG dated 11/04/03 to receive 5.80% per year times the notional amount. In exchange for that periodic payment, upon a default event in Brazil, the Fund agrees to pay Deutsche Bank AG the notional amount of the swap. To receive that payment, Deutsche Bank AG must deliver a bond (with par value equal to the notional of the swap) issued by Brazil to the Fund.	1,402,318

10,000,000 USD	11/20/08	Agreement with Deutsche Bank AG dated 11/05/03 to receive 5.70% per year times the notional amount. In exchange for that periodic payment, upon a default event in Brazil, the Fund agrees to pay Deutsche Bank AG the notional amount of the swap. To receive that payment, Deutsche Bank AG must deliver a bond (with par value equal to the notional of the swap) issued by Brazil to the Fund.	899,988

9,000,000 USD	11/20/08	Agreement with Deutsche Bank AG dated 11/17/03 to receive 4.77% per year times the notional amount. In exchange for that periodic payment, upon a default event in Columbia, the Fund agrees to pay Deutsche Bank AG the notional amount of the swap. To receive that payment Deutsche Bank AG must deliver a bond (with par value equal to the notional of the swap) issued by Columbia to the Fund.	738,587

14,000,000 USD	12/20/08	Agreement with Deutsche Bank AG dated 10/22/03 to pay 0.79% per year times the notional amount. In exchange for that periodic payment, upon a default event by Korea Deposit Insurance Corporation, Deutsche Bank AG agrees to pay the Fund the notional amount of the swap. To receive that payment, the Fund must deliver a bond (with par value equal to the notional amount of the swap) issued by Korea Deposit Insurance Corporation to Deutsche Bank AG.	(324,493)

20,000,000 USD	12/20/08	Agreement with JP Morgan Chase Bank dated 11/03/03 to receive 5.95% per year times the notional amount. In exchange for that periodic payment, upon a default event in Brazil, the Fund agrees to pay JP Morgan Chase Bank the notional amount of the swap. To receive that payment, JP Morgan Chase Bank must deliver a bond (with par value equal to the notional of the swap) issued by Brazil to the Fund.	2,485,917

5,000,000 USD	1/20/09	Agreement with Lehman Brothers dated 1/02/04 to receive 5.45% per year times the notional amount. In exchange for that periodic payment, upon a default event in Venezuela, the Fund agrees to pay Lehman Brothers the notional amount of the swap. To receive that payment, Lehman Brothers must deliver a bond (with par value equal to the notional of the swap) issued by Venezuela to the Fund.	582,407

See accompanying notes to the Schedule of Investments.

5,000,000 USD	3/20/09	Agreement with JP Morgan Chase Bank dated 12/23/03 to receive 2.85% per year times the notional amount. In exchange for that periodic payment, upon a default event in Peru, the Fund agrees to pay JP Morgan Chase Bank the notional amount of the swap. To receive that payment, JP Morgan Chase Bank must deliver a bond (with par value equal to the notional of the swap) issued by Peru to the Fund.	151,265

10,000,000 USD	3/20/09	Agreement with JP Morgan Chase Bank dated 12/23/03 to receive 4.30% per year times the notional amount. In exchange for that periodic payment, upon a default event in the Philippines, the Fund agrees to pay JP Morgan Chase Bank the notional amount of the swap. To receive that payment, JP Morgan Chase Bank must deliver a bond (with par value equal to the notional of the swap) issued by the Philippines to the Fund.	(78,584)

10,000,000 USD	4/17/09	Agreement with Deutsche Bank AG dated 4/16/04 to receive 3.90% per year times the notional amount. In exchange for that periodic payment, upon a default event by Gazprom Loan Facility, the Fund agrees to pay Deutsche Bank AG the notional amount of the swap. To receive that payment, Deutsche Bank AG must deliver a bond (with par value equal to the notional amount of the swap) issued by Gazprom Loan Facility to the Fund.	667,656

5,000,000 USD	5/20/09	Agreement with UBS AG dated 5/20/04 to receive 4.40% per year times the notional amount. In exchange for that periodic payment, upon a default event by Gazprom Loan Facility, the Fund agrees to pay UBS AG the notional amount of the swap. To receive that payment, UBS AG must deliver a bond (with par value equal to the notional amount of the swap) issued by Gazprom Loan Facility to the Fund.	413,162

25,000,000 USD	5/21/09	Agreement with UBS AG dated 5/20/04 to receive 4.50% per year times the notional amount. In exchange for that periodic payment, upon a default event by Gazprom Loan Facility, the Fund agrees to pay UBS AG the notional amount of the swap. To receive that payment, UBS AG must deliver a bond (with par value equal to the notional amount of the swap) issued by Gazprom Loan Facility to the Fund.	2,163,629

25,000,000 USD	6/20/09	Agreement with JP Morgan Chase Bank dated 6/14/04 to receive 8.01% per year times the notional amount. In exchange for that periodic payment, upon a default event in Brazil, the Fund agrees to pay JP Morgan Chase Bank the notional amount of the swap. To receive that payment, JP Morgan Chase Bank must deliver a bond (with par value equal to the notional of the swap) issued by Brazil to the Fund.	5,372,477

See accompanying notes to the Schedule of Investments.

7,000,000 USD	8/5/09	Agreement with Deutsche Bank AG dated 7/07/04 to receive 4.85% per year times the notional amount. In exchange for that periodic payment, upon a default event in Ukraine, the Fund agrees to pay Deutsche Bank AG the notional amount of the swap. To receive that payment, Deutsche Bank AG must deliver a bond (with par value equal to the notional of the swap) issued by Ukraine to the Fund.	420,419

10,000,000 USD	11/20/09	Agreement with JP Morgan Chase Bank dated 11/17/04 to pay 0.90% per year times the notional amount. In exchange for that periodic payment, upon a default event in Mexico, JP Morgan Chase Bank agrees to pay the Fund the notional amount of the swap. To receive that payment, the Fund must deliver a bond (with par value equal to the notional of the swap) issued by Mexico to the JP Morgan Chase Bank.	18,617

10,000,000 USD	11/20/09	Agreement with JP Morgan Chase Bank dated 11/18/04 to pay 0.88% per year times the notional amount. In exchange for that periodic payment, upon a default event in Mexico, JP Morgan Chase Bank agrees to pay the Fund the notional amount of the swap. To receive that payment, the Fund must deliver a bond (with par value equal to the notional of the swap) issued by Mexico to JP Morgan Chase Bank.	27,819

7,000,000 USD	2/5/10	Agreement with Deutsche Bank AG dated 7/07/04 to receive 4.85% per year times the notional amount. In exchange for that periodic payment, upon a default event in Ukraine, the Fund agrees to pay Deutsche Bank AG the notional amount of the swap. To receive that payment, Deutsche Bank AG must deliver a bond (with par value equal to the notional of the swap) issued by Ukraine to the Fund.	405,276

12,000,000 USD	3/5/10	Agreement with Deutsche Bank AG dated 3/04/03 to receive 9.10% per year times the notional amount. In exchange for that periodic payment, upon a default event in Turkey, the Fund agrees to pay Deutsche Bank AG the notional amount of the swap. To receive that payment, Deutsche Bank AG must deliver a bond (with par value equal to the notional of the swap) issued by Turkey to the Fund.	3,489,592

3,000,000 USD	3/29/10	Agreement with JP Morgan Chase Bank dated 3/28/03 to receive 4.70% per year times the notional amount. In exchange for that periodic payment, upon a default event in Egypt, the Fund agrees to pay JP Morgan Chase Bank the notional amount of the swap. To receive that payment, JP Morgan Chase Bank must deliver a bond (with par value equal to the notional of the swap) issued by Egypt to the Fund.	456,732

5,000,000 USD	7/23/10	Agreement with Deutsche Bank AG dated 10/18/04 to receive 4.56% per year times the notional amount. In exchange for that periodic payment, upon a default event in Ukraine, the Fund agrees to pay Deutsche Bank AG the notional amount of the swap. To receive that payment, Deutsche Bank AG must deliver a bond (with par value equal to the notional of the swap) issued by Ukraine to the Fund.	154,966

See accompanying notes to the Schedule of Investments.

7,000,000 USD	8/5/10	Agreement with Deutsche Bank AG dated 7/07/04 to receive 4.90% per year times the notional amount. In exchange for that periodic payment, upon a default event in Ukraine, the Fund agrees to pay Deutsche Bank AG the notional amount of the swap. To receive that payment, Deutsche Bank AG must deliver a bond (with par value equal to the notional of the swap) issued by Ukraine to the Fund.	421,313

5,000,000 USD	10/25/10	Agreement with Deutsche Bank AG dated 10/18/04 to receive 4.60% per year times the notional amount. In exchange for that periodic payment, upon a default event in Ukraine, the Fund agrees to pay Deutsche Bank AG the notional amount of the swap. To receive that payment, Deutsche Bank AG must deliver a bond (with par value equal to the notional of the swap) issued by Ukraine to the Fund.	161,822

5,000,000 USD	1/25/11	Agreement with Deutsche Bank AG dated 10/18/04 to receive 4.63% per year times the notional amount. In exchange for that periodic payment, upon a default event in Ukraine, the Fund agrees to pay Deutsche Bank AG the notional amount of the swap. To receive that payment, Deutsche Bank AG must deliver a bond (with par value equal to the notional of the swap) issued by Ukraine to the Fund.	167,248

7,000,000 USD	2/7/11	Agreement with Deutsche Bank AG dated 7/07/04 to receive 4.95% per year times the notional amount. In exchange for that periodic payment, upon a default event in Ukraine, the Fund agrees to pay Deutsche Bank AG the notional amount of the swap. To receive that payment, Deutsche Bank AG must deliver a bond (with par value equal to the notional of the swap) issued by Ukraine to the Fund.	439,185

5,000,000 USD	4/26/11	Agreement with Deutsche Bank AG dated 10/18/04 to receive 4.66% per year times the notional amount. In exchange for that periodic payment, upon a default event in Ukraine, the Fund agrees to pay Deutsche Bank AG the notional amount of the swap. To receive that payment, Deutsche Bank AG must deliver a bond (with par value equal to the notional of the swap) issued by Ukraine to the Fund.	172,829

9,000,000 USD	7/17/11	Agreement with UBS AG dated 7/16/04 to receive 5.05% per year times the notional amount. In exchange for that periodic payment, upon a default event in Ukraine, the Fund agrees to pay UBS AG the notional amount of the swap. To receive that payment, UBS AG must deliver a bond (with par value equal to the notional of the swap) issued by Ukraine to the Fund.	601,908

5,000,000 USD	7/25/11	Agreement with Deutsche Bank AG dated 10/18/04 to receive 4.68% per year times the notional amount. In exchange for that periodic payment, upon a default event in Ukraine, the Fund agrees to pay Deutsche Bank AG the notional amount of the swap. To receive that payment, Deutsche Bank AG must deliver a bond (with par value equal to the notional of the swap) issued by Ukraine to the Fund.	176,644

See accompanying notes to the Schedule of Investments.

7,000,000 USD	8/5/11	Agreement with Deutsche Bank AG dated 7/07/04 to receive 5.00% per year times the notional amount. In exchange for that periodic payment, upon a default event in Ukraine, the Fund agrees to pay Deutsche Bank AG the notional amount of the swap. To receive that payment, Deutsche Bank AG must deliver a bond (with par value equal to the notional of the swap) issued by Ukraine to the Fund.	458,698

15,000,000 USD	10/17/11	Agreement with Deutsche Bank AG dated 10/27/04 to receive 3.55% per year times the notional amount. In exchange for that periodic payment, upon a default event by Gazprom Loan Facility, the Fund agrees to pay Deutsche Bank AG the notional amount of the swap. To receive that payment, Deutsche Bank AG must deliver a bond (with par value equal to the notional amount of the swap) issued by Gazprom Loan Facility to the Fund.	721,607

5,000,000 USD	10/25/11	Agreement with Deutsche Bank AG dated 10/18/04 to receive 4.70% per year times the notional amount. In exchange for that periodic payment, upon a default event in Ukraine, the Fund agrees to pay Deutsche Bank AG the notional amount of the swap. To receive that payment, Deutsche Bank AG must deliver a bond (with par value equal to the notional of the swap) issued by Ukraine to the Fund.	180,386

5,000,000 USD	7/30/12	Agreement with JP Morgan Chase Bank dated 7/25/02 to receive 3.05% per year times the notional amount. In exchange for that periodic payment, upon a default event in Chile, the Fund agrees to pay JP Morgan Chase Bank the notional amount of the swap. To receive that payment, JP Morgan Chase Bank must deliver a bond (with par value equal to the notional of the swap) issued by Chile to the Fund.	893,876

10,000,000 USD	10/4/12	Agreement with JP Morgan Chase Bank dated 10/03/02 to receive 2.95% per year times the notional amount. In exchange for that periodic payment, upon a default event in Chile, the Fund agrees to pay JP Morgan Chase Bank the notional amount of the swap. To receive that payment, JP Morgan Chase Bank must deliver a bond (with par value equal to the notional of the swap) issued by Chile to the Fund.	1,686,657

5,000,000 USD	11/5/12	Agreement with Deutsche Bank AG dated 11/04/02 to receive 6.50% per year times the notional amount. In exchange for that periodic payment, upon a default event in Jamaica, the Fund agrees to pay Deutsche Bank AG the notional amount of the swap. To receive that payment, Deutsche Bank AG must deliver a bond (with par value equal to the notional of the swap) issued by Jamaica to the Fund.	136,360

See accompanying notes to the Schedule of Investments.

10,000,000 USD	1/8/13	Agreement with Deutsche Bank AG dated 1/07/03 to receive 7.15% per year times the notional amount. In exchange for that periodic payment, upon a default event in Columbia, the Fund agrees to pay Deutsche Bank AG the notional amount of the swap. To receive that payment, Deutsche Bank AG must deliver a bond (with par value equal to the notional of the swap) issued by Columbia to the Fund.	2,317,841

10,000,000 USD	1/9/13	Agreement with Deutsche Bank AG dated 1/08/03 to receive 8.25% per year times the notional amount. In exchange for that periodic payment, upon a default event in Turkey, the Fund agrees to pay Deutsche Bank AG the notional amount of the swap. To receive that payment, Deutsche Bank AG must deliver a bond (with par value equal to the notional of the swap) issued by Turkey to the Fund.	3,242,024

7,000,000 USD	1/10/13	Agreement with JP Morgan Chase Bank dated 1/09/03 to receive 7.50% per year times the notional amount. In exchange for that periodic payment, upon a default event in Columbia, the Fund agrees to pay JP Morgan Chase Bank the notional amount of the swap. To receive that payment, JP Morgan Chase Bank must deliver a bond (with par value equal to the notional of the swap) issued by Columbia to the Fund.	1,768,002

10,000,000 USD	2/7/13	Agreement with JP Morgan Chase Bank dated 2/06/03 to receive 8.30% per year times the notional amount. In exchange for that periodic payment, upon a default event in Columbia, the Fund agrees to pay JP Morgan Chase Bank the notional amount of the swap. To receive that payment, JP Morgan Chase Bank must deliver a bond (with par value equal to the notional of the swap) issued by Columbia to the Fund.	2,962,799

15,000,000 USD	2/11/13	Agreement with JP Morgan Chase Bank dated 2/10/03 to receive 3.05% per year times the notional amount. In exchange for that periodic payment, upon a default event in Mexico, the Fund agrees to pay JP Morgan Chase Bank the notional amount of the swap. To receive that payment, JP Morgan Chase Bank must deliver a bond (with par value equal to the notional of the swap) issued by Mexico to the Fund.	1,829,199

10,000,000 USD	6/6/13	Agreement with Deutsche Bank AG dated 6/05/03 to receive 9.40% per year times the notional amount. In exchange for that periodic payment, upon a default event in Brazil, the Fund agrees to pay Deutsche Bank AG the notional amount of the swap. To receive that payment, Deutsche Bank AG must deliver a bond (with par value equal to the notional of the swap) issued by Brazil to the Fund.	3,486,067

20,000,000 USD	6/12/13	Agreement with Deutsche Bank AG dated 6/11/03 to receive 9.08% per year times the notional amount. In exchange for that periodic payment, upon a default event in Brazil, the Fund agrees to pay Deutsche Bank AG the notional amount of the swap. To receive that payment, Deutsche Bank AG must deliver a bond (with par value equal to the notional of the swap) issued by Brazil to the Fund.	6,541,438

See accompanying notes to the Schedule of Investments.

20,000,000 USD	6/13/13	Agreement with Deutsche Bank AG dated 6/12/03 to receive 3.25% per year times the notional amount. In exchange for that periodic payment, upon a default event in Russia, the Fund agrees to pay Deutsche Bank AG the notional amount of the swap. To receive that payment, Deutsche Bank AG must deliver a bond (with par value equal to the notional of the swap) issued by Russia to the Fund.	1,898,364

10,000,000 USD	9/20/13	Agreement with Deutsche Bank AG dated 6/23/03 to receive 3.35% per year times the notional amount. In exchange for that periodic payment, upon a default event in Russia, the Fund agrees to pay Deutsche Bank AG the notional amount of the swap. To receive that payment, Deutsche Bank AG must deliver a bond (with par value equal to the notional of the swap) issued by Russia to the Fund.	931,186

10,000,000 USD	12/20/13	Agreement with Deutsche Bank AG dated 12/15/03 to receive 10.5% per year times the notional amount. In exchange for that periodic payment, upon a default event in Ecuador, the Fund agrees to pay Deutsche Bank AG the notional amount of the swap. To receive that payment, Deutsche Bank AG must deliver a bond (with par value equal to the notional of the swap) issued by Ecuador to the Fund.	1,663,986

10,000,000 USD	12/24/13	Agreement with JP Morgan Chase Bank dated 12/23/03 to receive 3.80% per year times the notional amount. In exchange for that periodic payment, upon a default event in Turkey, the Fund agrees to pay JP Morgan Chase Bank the notional amount of the swap. To receive that payment, JP Morgan Chase Bank must deliver a bond (with par value equal to the notional of the swap) issued by Turkey to the Fund.	467,629

10,000,000 USD	1/20/14	Agreement with Citibank N.A. dated 12/23/03 to receive 4.94% per year times the notional amount. In exchange for that periodic payment, upon a default event in Columbia, the Fund agrees to pay Citibank N.A. the notional amount of the swap. To receive that payment, Citibank N.A. must deliver a bond (with par value equal to the notional of the swap) issued by Columbia to the Fund.	932,122

10,000,000 USD	1/20/14	Agreement with Deutsche Bank AG dated 1/05/04 to receive 4.28% per year times the notional amount. In exchange for that periodic payment, upon a default event in Brazil, the Fund agrees to pay Deutsche Bank AG the notional amount of the swap. To receive that payment, Deutsche Bank AG must deliver a bond (with par value equal to the notional of the swap) issued by Brazil to the Fund.	214,339

See accompanying notes to the Schedule of Investments.

10,000,000 USD	1/20/14	Agreement with Deutsche Bank AG dated 12/23/03 to receive 1.77% per year times the notional amount. In exchange for that periodic payment, upon a default event in Mexico, the Fund agrees to pay Deutsche Bank AG the notional amount of the swap. To receive that payment, Deutsche Bank AG must deliver a bond (with par value equal to the notional of the swap) issued by Mexico to the Fund.	331,095

15,000,000 USD	3/20/14	Agreement with JP Morgan Chase Bank dated 1/05/04 to receive 4.30% per year times the notional amount. In exchange for that periodic payment, upon a default event in Brazil, the Fund agrees to pay JP Morgan Chase Bank the notional amount of the swap. To receive that payment, JP Morgan Chase Bank must deliver a bond (with par value equal to the notional of the swap) issued by Brazil to the Fund.	219,404

5,000,000 USD	3/20/14	Agreement with JP Morgan Chase Bank dated 1/05/04 to receive 4.32% per year times the notional amount. In exchange for that periodic payment, upon a default event in Brazil, the Fund agrees to pay JP Morgan Chase Bank the notional amount of the swap. To receive that payment, JP Morgan Chase Bank must deliver a bond (with par value equal to the notional of the swap) issued by Brazil to the Fund.	79,336

5,000,000 USD	3/20/14	Agreement with JP Morgan Chase Bank dated 12/23/03 to receive 4.90% per year times the notional amount. In exchange for that periodic payment, upon a default event in Columbia, the Fund agrees to pay JP Morgan Chase Bank the notional amount of the swap. To receive that payment, JP Morgan Chase Bank must deliver a bond (with par value equal to the notional of the swap) issued by Columbia to the Fund.	410,180

20,000,000 USD	4/20/14	Agreement with Goldman Sachs dated 4/16/04 to receive 1.59% per year times the notional amount. In exchange for that periodic payment, upon a default event in Mexico, the Fund agrees to pay Goldman Sachs the notional amount of the swap. To receive that payment, Goldman Sachs must deliver a bond (with par value equal to the notional of the swap) issued by Mexico to the Fund.	298,622

20,000,000 USD	4/20/14	Agreement with Lehman Brothers Special Financing Inc. dated 4/15/04 to receive 1.58% per year times the notional amount. In exchange for that periodic payment, upon a default event in Mexico, the Fund agrees to pay Lehman Brothers Special Financing Inc. the notional amount of the swap. To receive that payment, Lehman Brothers Special Financing Inc. must deliver a bond (with par value equal to the notional of the swap) issued by Mexico to the Fund.	284,050

See accompanying notes to the Schedule of Investments.

10,000,000 USD	5/14/14	Agreement with Deutsche Bank AG dated 5/13/04 to receive 6.64% per year times the notional amount. In exchange for that periodic payment, upon a default event in Turkey, the Fund agrees to pay Deutsche Bank AG the notional amount of the swap. To receive that payment, Deutsche Bank AG must deliver a bond (with par value equal to the notional of the swap) issued by Turkey to the Fund.	2,122,687

5,000,000 USD	5/19/14	Agreement with Deutsche Bank AG dated 5/18/04 to receive 6.42% per year times the notional amount. In exchange for that periodic payment, upon a default event in Turkey, the Fund agrees to pay Deutsche Bank AG the notional amount of the swap. To receive that payment, Deutsche Bank AG must deliver a bond (with par value equal to the notional of the swap) issued by Turkey to the Fund.	987,973

5,000,000 USD	5/20/14	Agreement with Deutsche Bank AG dated 5/19/04 to receive 2.03% per year times the notional amount. In exchange for that periodic payment, upon a default event in Mexico, the Fund agrees to pay Deutsche Bank AG the notional amount of the swap. To receive that payment, Deutsche Bank AG must deliver a bond (with par value equal to the notional of the swap) issued by Mexico to the Fund.	225,594

10,000,000 USD	5/20/14	Agreement with JP Morgan Chase Bank dated 4/29/04 to receive 2.10% per year times the notional amount. In exchange for that periodic payment, upon a default event in Mexico, the Fund agrees to pay JP Morgan Chase Bank the notional amount of the swap. To receive that payment, JP Morgan Chase Bank must deliver a bond (with par value equal to the notional of the swap) issued by Mexico to the Fund.	501,889

10,000,000 USD	5/20/14	Agreement with JP Morgan Chase Bank dated 5/03/04 to receive 2.10% per year times the notional amount. In exchange for that periodic payment, upon a default event in Mexico, the Fund agrees to pay JP Morgan Chase Bank the notional amount of the swap. To receive that payment, JP Morgan Chase Bank must deliver a bond (with par value equal to the notional of the swap) issued by Mexico to the Fund.	501,889

7,000,000 USD	5/20/14	Agreement with JP Morgan Chase Bank dated 5/07/04 to receive 6.25% per year times the notional amount. In exchange for that periodic payment, upon a default event in Turkey, the Fund agrees to pay JP Morgan Chase Bank the notional amount of the swap. To receive that payment, JP Morgan Chase Bank must deliver a bond (with par value equal to the notional of the swap) issued by Turkey to the Fund.	1,303,684

10,000,000 USD	5/20/14	Agreement with UBS AG dated 4/29/04 to receive 2.10% per year times the notional amount. In exchange for that periodic payment, upon a default event in Mexico, the Fund agrees to pay UBS AG the notional amount of the swap. To receive that payment, UBS AG must deliver a bond (with par value equal to the notional of the swap) issued by Mexico to the Fund.	501,889

See accompanying notes to the Schedule of Investments.

15,000,000 USD	6/7/14	Agreement with Deutsche Bank AG dated 11/29/04 to pay 3.10% per year times the notional amount. In exchange for that periodic payment, upon a default event by Gazprom Loan Facility, Deutsche Bank AG agrees to pay the Fund the notional amount of the swap. To receive that payment, the Fund must deliver a bond (with par value equal to the notional amount of the swap) issued by Gazprom Loan Facility to Deutsche Bank AG.	157,325

10,000,000 USD	6/16/14	Agreement with Deutsche Bank AG dated 6/15/04 to receive 6.22% per year times the notional amount. In exchange for that periodic payment, upon a default event in Turkey, the Fund agrees to pay Deutsche Bank AG the notional amount of the swap. To receive that payment, Deutsche Bank AG must deliver a bond (with par value equal to the notional of the swap) issued by Turkey to the Fund.	2,122,905

10,000,000 USD	6/20/14	Agreement with JP Morgan Chase Bank dated 5/24/04 to receive 2.10% per year times the notional amount. In exchange for that periodic payment, upon a default event in Mexico, the Fund agrees to pay JP Morgan Chase Bank the notional amount of the swap. To receive that payment, JP Morgan Chase Bank must deliver a bond (with par value equal to the notional of the swap) issued by Mexico to the Fund.	606,998

10,000,000 USD	6/20/14	Agreement with JP Morgan Chase Bank dated 5/25/04 to receive 2.10% per year times the notional amount. In exchange for that periodic payment, upon a default event in Mexico, the Fund agrees to pay JP Morgan Chase Bank the notional amount of the swap. To receive that payment, JP Morgan Chase Bank must deliver a bond (with par value equal to the notional of the swap) issued by Mexico to the Fund.	606,415

10,000,000 USD	6/20/14	Agreement with JP Morgan Chase Bank dated 6/03/04 to receive 2.15% per year times the notional amount. In exchange for that periodic payment, upon a default event in Mexico, the Fund agrees to pay JP Morgan Chase Bank the notional amount of the swap. To receive that payment, JP Morgan Chase Bank must deliver a bond (with par value equal to the notional of the swap) issued by Mexico to the Fund.	639,961

10,000,000 USD	7/20/14	Agreement with JP Morgan Chase Bank dated 6/22/04 to receive 2.00% per year times the notional amount. In exchange for that periodic payment, upon a default event in Mexico, the Fund agrees to pay JP Morgan Chase Bank the notional amount of the swap. To receive that payment, JP Morgan Chase Bank must deliver a bond (with par value equal to the notional of the swap) issued by Mexico to the Fund.	512,062

See accompanying notes to the Schedule of Investments.

35,000,000 USD	7/20/14	Agreement with JP Morgan Chase Bank dated 6/23/04 to receive 2.01% per year times the notional amount. In exchange for that periodic payment, upon a default event in Mexico, the Fund agrees to pay JP Morgan Chase Bank the notional amount of the swap. To receive that payment, JP Morgan Chase Bank must deliver a bond (with par value equal to the notional of the swap) issued by Mexico to the Fund.	1,817,460

2,000,000 USD	8/24/14	Agreement with Deutsche Bank AG dated 8/23/04 to pay 4.25% per year times the notional amount. In exchange for that periodic payment, upon a default event in Lebanon, Deutsche Bank AG agrees to pay the Fund the notional amount of the swap. To receive that payment, the Fund must deliver a bond (with par value equal to the notional of the swap) issued by Lebanon to Deutsche Bank AG.	(76,982)

15,000,000 USD	12/7/14	Agreement with Deutsche Bank AG dated 11/29/04 to receive 3.10% per year times the notional amount. In exchange for that periodic payment, upon a default event by Gazprom Loan Facility, the Fund agrees to pay Deutsche Bank AG the notional amount of the swap. To receive that payment, Deutsche Bank AG must deliver a bond (with par value equal to the notional amount of the swap) issued by Gazprom Loan Facility to the Fund.	134,030

10,000,000 USD	10/7/17	Agreement with JP Morgan Chase Bank dated 10/04/02 to receive 4.20% per year times the notional amount. In exchange for that periodic payment, upon a default event in Mexico, the Fund agrees to pay JP Morgan Chase Bank the notional amount of the swap. To receive that payment, JP Morgan Chase Bank must deliver a bond (with par value equal to the notional of the swap) issued by Mexico to the Fund.	2,449,292

20,000,000 USD	3/20/19	Agreement with JP Morgan Chase Bank dated 12/23/03 to receive 1.90% per year times the notional amount. In exchange for that periodic payment, upon a default event in Mexico, the Fund agrees to pay JP Morgan Chase Bank the notional amount of the swap. To receive that payment, JP Morgan Chase Bank must deliver a bond (with par value equal to the notional of the swap) issued by Mexico to the Fund.	875,484

30,000,000 USD	8/15/31	Agreement with Goldman Sachs dated 8/24/04 to pay 1.84% per year times the notional amount. In exchange for that periodic payment, upon a default event in Mexico, Goldman Sachs agrees to pay the Fund the notional amount of the swap. To receive that payment, the Fund must deliver a bond (with par value equal to the notional of the swap) issued by Mexico to Goldman Sachs.	(1,043,116)

See accompanying notes to the Schedule of Investments.

20,000,000 USD	8/15/31	Agreement with Goldman Sachs International dated 10/04/04 to pay 1.89% per year times the notional amount. In exchange for that periodic payment, upon a default event in Mexico, Goldman Sachs International agrees to pay the Fund the notional amount of the swap. To receive that payment, the Fund must deliver a bond (with par value equal to the notional of the swap) issued by Mexico to Goldman Sachs International.	(774,077)

Interest Rate Swaps

15,000,000 EUR	2/22/07	Agreement with UBS AG dated 2/18/00 to pay the notional amount multiplied by 5.76% and to receive the notional amount multiplied by the 6 month EURIBOR.	(1,423,846)

6,000,000,000 JPY	3/10/08	Agreement with Deutsche Bank AG dated 3/06/03 to pay the notional amount multiplied by 0.285% and to receive the notional amount multiplied by the 6 month Japanese LIBOR.	195,984

6,000,000,000 JPY	3/26/08	Agreement with JP Morgan Chase Bank dated 3/24/03 to pay the notional amount multiplied by 0.27% and to receive the notional amount multiplied by the 6 month Japanese LIBOR.	242,963

6,000,000,000 JPY	4/16/08	Agreement with Citibank N.A. dated 4/14/03 to pay the notional amount multiplied by 0.27% and to receive the notional amount multiplied by the 6 month Japanese LIBOR.	267,347

6,000,000,000 JPY	5/9/08	Agreement with Citibank N.A. dated 5/07/03 to pay the notional amount multiplied by 0.23% and to receive the notional amount multiplied by the 6 month Japanese LIBOR.	368,062

6,000,000,000 JPY	5/29/08	Agreement with Deutsche Bank AG dated 5/27/03 to pay the notional amount multiplied by 0.215% and to receive the notional amount multiplied by the 6 month Japanese LIBOR.	254,964

6,000,000,000 JPY	6/11/08	Agreement with JP Morgan Chase Bank dated 6/09/03 to pay the notional amount multiplied by 0.1925% and to receive the notional amount multiplied by the 6 month Japanese LIBOR.	489,572

6,000,000,000 JPY	6/12/08	Agreement with Deutsche Bank AG dated 6/10/03 to pay the notional amount multiplied by 0.1875% and to receive the notional amount multiplied by the 6 month Japanese LIBOR.	501,628

6,000,000,000 JPY	12/17/09	Agreement with Citibank N.A. dated 12/13/02 to pay the notional amount multiplied by 0.5475% and to receive the notional amount multiplied by the 6 month Japanese LIBOR.	502,983

36,000,000,000 KRW	3/16/14	Agreement with Deutsche Bank AG dated 10/05/04 to pay the notional amount multiplied by 4.80% and to receive the notional amount multiplied by the Korean bond rate for 91 day certificates of deposit.	(77,164)

See accompanying notes to the Schedule of Investments.

36,000,000,000 KRW	3/16/14	Agreement with Deutsche Bank AG dated 8/23/04 to pay the notional amount multiplied by 5.03% and to receive the notional amount multiplied by the Korean bond rate for 91 day certificates of deposit.	(382,106)

150,000,000 USD	5/12/14	Agreement with Citibank N.A. dated 5/07/04 to receive the notional amount multiplied by 5.305% and to pay the notional amount multiplied by the 3 month LIBOR.	6,849,100

50,000,000 USD	8/4/18	Agreement with Deutsche Bank AG dated 7/31/03 to receive the notional amount multiplied by 5.4475% and to pay the notional amount multiplied by the 3 month LIBOR.	1,919,669

40,000,000 USD	4/29/19	Agreement with JP Morgan Chase Bank dated 4/27/04 to receive the notional amount multiplied by 5.289% and to pay the notional amount multiplied by the 3 month LIBOR.	829,575

25,000,000 USD	12/2/23	Agreement with JP Morgan Chase Bank dated 1/28/03 to receive the notional amount multiplied by 5.341% and to pay the notional amount multiplied by the 3 month LIBOR.	(390,639)

			$78,727,975

See accompanying notes to the Schedule of Investments.

GMO Emerging Country Debt Fund
(A Series of GMO Trust)

Notes to Schedule of Investments
November 30, 2004 (Unaudited)

1.              Investments in affiliated issuers

GMO Emerging Country Debt Fund (the “Fund”) makes investments in other funds of the GMO Trust (“underlying funds”).  The Schedule of Investments of the underlying funds should be read in conjunction with the Fund’s Schedule of Investments.  These schedules are available, without charge, upon request by calling (617) 346-7646 (collect).

A summary of the Fund’s transactions in the shares of these issuers during the nine months ended November 30, 2004, is set forth below:

Affiliate	Value, beginning of Period	Purchases	Sales Proceeds	Dividend Income	Realized Gains Distributions	Value, end of period

GMO Special Purpose Holding Fund	$8,533,467	$283,151	$8,095,984	$283,151	$—	$393,289	*

GMO Short Duration Collateral Fund	38,729,606	132,143,487	91,361,308	8,907	38,596	80,635,509

GMO World Opportunity Overlay Fund	—	14,700,000	—	—	—	14,705,880

Totals	$47,263,073	$147,126,638	$99,457,292	$292,058	$38,596	$95,734,678

* After effect of return of capital distribution of $330,003 on June 10, 2004.

2.     Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and which are consistently followed by the Fund.

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price.  Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price.  Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate.  Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair value.  Shares of other funds of the Trust (“underlying funds”) and other mutual funds are valued at their net asset value as reported on each business day.  Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.  A security’s value may be deemed unreliable if, for example, the Manager becomes aware of information or events occurring after the close of a foreign market that would materially affect that security’s value.

Some fixed income securities are valued at the closing bid for such securities as supplied by a primary pricing source chosen by the Manager.  The Manager evaluates such primary pricing sources on an ongoing basis, and may change a pricing source should it deem it appropriate.  The Manager is informed of erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and at its discretion may override a price supplied by a source (by taking a price supplied by another source).

Securities may be valued by independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

Certain securities held by the Fund, or underlying funds in which it invests, were valued on the basis of a price provided by a principal market maker.  The prices provided by the principal market makers may differ from the value that would be realized if these securities were sold and the differences could be material to the market value shown in the Schedule of Investments.  At November 30, 2004, the total value of the securities represented 22.4% of net assets.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars.  The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day.  Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred.  The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments.  Such fluctuations are included with net realized and unrealized gain or loss on investments.  Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of currencies and forward currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid.

Forward currency contracts

The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund’s portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized appreciation or depreciation shown in the Schedule of Investments. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized appreciation or depreciation shown in the Schedule of Investments. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if there are movements in currency values that are unfavorable to the Fund.  The value of the currencies the Fund has committed to buy or sell is shown in the Schedule of Investments and represents the currency exposure the Fund has acquired or hedged through forward currency contracts as of November 30, 2004.

Futures contracts

The Fund may purchase and sell futures contracts to manage its exposure to the financial markets.  Buying futures tends to increase the Fund’s exposure to the underlying instrument.  Selling futures tends to decrease the Fund’s exposure to the underlying instrument or hedge other Fund instruments.  Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange.  In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts.  Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund.  The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed.  Futures contracts involve, to varying degrees, risk of loss in excess of the appreciation and depreciation disclosed in the Schedule of Investments.  Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions.  Losses may arise from the changes in the value of the underlying instrument, if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms.  Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.  As of November 30, 2004, the Fund held no futures contracts.

Options

The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest.  Writing put options tends to increase the Fund’s exposure to the underlying instrument.  Writing call options tends to decrease the Fund’s exposure to the underlying instrument.  When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written.  Premiums received from writing options which expire are treated as realized gains.  Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss.  The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option.  In the event that the Fund writes uncovered call options (i.e. options for investments that the Fund does not own), it bears the risk of incurring substantial losses if the price of the underlying investment increases during the term of the option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.  As of November 30, 2004, the Fund held no written option contracts.

The Fund may also purchase put and call options.  Purchasing call options tends to increase the Fund’s exposure to the underlying instrument.  Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument.  The Fund pays a premium as a cost for a purchased option disclosed in the Schedule of Investments, which is subsequently marked to market to reflect the current value of the option.  Premiums paid for purchasing options which expire are treated as realized losses.  Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid.  See the Schedule of Investments for all open purchased option contracts held by the Fund as of November 30, 2004.

Exchange traded options are valued at the last sale price, or if no sale is reported, the last bid price for purchased options and the last ask price for written options.  Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Manager.

Loan agreements

The Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates.  The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties.  A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders.  The agent administers the terms of the loan, as specified in the loan agreement.  When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower.  The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower.  As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement.  When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.  See the Schedule of Investments for all loan agreements held by the Fund as of November 30, 2004.

Indexed securities

The Fund may invest in indexed securities whose redemption values and/or coupons are linked to the prices of other securities, securities indices, or other financial indicators.  The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that may be difficult to invest in through conventional securities.  Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.  See the Schedule of Investments for all indexed securities held by the Fund as of November 30, 2004.

Swap agreements

The Fund may enter into swap agreements to manage its exposure to the financial markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into interest rate, total return, forward swap spread lock and credit default swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve commitments to pay interest in exchange for a market linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. Forward swap spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party on its obligation. The Fund may use credit default swaps to provide a measure of protection against defaults of sovereign or corporate issuers (i.e., to reduce risk where the Fund owns or has exposure to the issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. In connection with these agreements, cash or securities may be set aside as collateral by the Fund’s custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral.  Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss.  Payments received or made on swap contracts are recorded as realized gain or loss. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market, and documentation risk in excess of the amounts disclosed in the Schedule of Investments. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in interest rates.  See the Schedule of Investments for a summary of open swap agreements held by the Fund as of November 30, 2004.

Repurchase agreements

The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date.  The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement.  The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller.  Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty.  In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited.  As of November 30, 2004, the Fund held no repurchase agreements.

Reverse repurchase agreements

The Fund may enter into reverse repurchase agreements with certain banks and broker/dealers whereby the Fund sells portfolio assets concurrent with an agreement by the Fund to repurchase the same assets at a later date at a fixed price.  In connection with these agreements, the Fund establishes segregated accounts with its custodian in which the Fund maintains cash, U.S. Government securities or other liquid high grade debt obligations in the name of the counterparty equal in value to its obligations in respect of reverse repurchase agreements.  Reverse repurchase agreements involve the risk that the market value of the securities the Fund has sold may decline below the price at which it is obligated to repurchase them under the agreement. The market value of the securities the Fund has sold is determined daily and any additional required collateral is allocated to or sent by the Fund on the next business day. At November 30, 2004, the Fund had entered into reverse repurchase agreements having a market value of $253,906,388, collateralized by securities with a market value of $255,600,294.  See the Schedule of Investments for a summary of the open reverse repurchase agreements held by the Fund as of November 30, 2004.

Delayed delivery commitments

The Fund may purchase or sell securities on a when-issued or forward commitment basis.  Payment and delivery may take place a month or more after the date of the transaction.  The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated.  Collateral consisting of liquid securities or cash and cash equivalents is maintained with the custodian in an amount at least equal to these commitments. As of November 30, 2004, the Fund held no delayed delivery commitments.

Security lending

The Fund may lend its securities to certain qualified brokers.  The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan.  As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in recovery or loss of rights in the collateral should the borrower of the securities fail financially.  The Fund receives compensation for lending its securities.  As of November 30, 2004, the Fund had no securities on loan.

Investment risk

Investments in emerging country debt present certain risks that are not inherent in many other securities.  Many emerging countries present elements of political and/or economic instability, which may result in the Fund’s inability to collect on a timely basis, or in full, principal and interest payments.  Further, countries may impose various types of foreign currency regulations or controls which may impede the Fund’s ability to repatriate amounts it receives.  The Fund may acquire interests in securities or bank loans which are in default at the time of acquisition in anticipation of improving conditions in the related countries.  These factors may result in significant volatility in the values of its holdings.  The markets for emerging country debt are typically less liquid than those of developed markets.

The Fund owns loans and bonds representing significant exposure to the risk of default in many countries, but has the most sizable of such positions relating to Russia and Brazil.  The Fund’s financial position would be substantially adversely affected in the case of a default by either of these countries on obligations held by the Fund, or on obligations issued by those countries generally.  The Fund has purchased default protection in the form of credit default swap agreements with respect to both countries, which may offset some of the losses that the Fund might experience in the case of a default on bonds issued by such countries however the Fund as of November 30, 2004, has sold more of such default protection than it has purchased. In addition, it is important to note that (i) such protection would not cover losses due to defaults on loan assignments or participations, (ii) such protection will generally not be sufficient to cover all of the Fund’s losses in the case of default, and (iii) due to the privately negotiated nature of such instruments, under some circumstances, the protection offered by such instruments may not be realized, even if the Fund incurs substantial losses due to weakening of the credit or virtual default by the countries.

3.              Additional information

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semi-annual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

GMO Emerging Country Debt Share Fund

(A Series of GMO Trust)

Schedule of Investments

November 30, 2004 (Unaudited)

Asset Class Summary	% of Total Net Assets
Mutual Fund	99.7%
Short-Term Investments and Other Assets and Liabilities (net)	0.3
100.0%

See accompanying notes to the Schedule of Investments.

1

GMO Emerging Country Debt Share Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2004 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUND — 99.7%

	Affiliated Issuer — 99.7%
10,255,241	GMO Emerging Country Debt Fund, Class III (Cost $102,332,804)	118,755,695
	TOTAL MUTUAL FUND (COST $102,332,804)	118,755,695

	TOTAL INVESTMENTS — 99.7%
	(Cost $102,332,804)	118,755,695

	Other Assets and Liabilities (net) — 0.3%	372,626

	TOTAL NET ASSETS — 100.0%	$119,128,321

See accompanying notes to the Schedule of Investments.

2

GMO Emerging Country Debt Share Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2004 (Unaudited)

At November 30, 2004, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$103,074,861	$15,680,834	$—	$15,680,834

See accompanying notes to the Schedule of Investments.

3

GMO Emerging Country Debt Share Fund

(A Series of GMO Trust)

Notes to Schedule of Investments

November 30, 2004 (Unaudited)

1.     Investments in an affiliated issuer

GMO Emerging Country Debt Share Fund (the “Fund”) makes an investment in another fund of the GMO Trust (“underlying fund”).  The Schedule of Investments of the underlying fund should be read in conjunction with the Fund’s Schedule of Investments.  This schedule is available, without charge, upon request by calling (617)346-7646 (collect) or by visiting GMO’s website at www.gmo.com.

A summary of the Fund’s transactions in the shares of this issuer during the nine months ended November 30, 2004, is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain Distributions	Value, end of period
GMO Emerging Country Debt Fund
Fund, Class III	$100,210,111	$19,575,147	$11,800,000	$2,549,458	$725,689	$118,755,695

2.              Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and which are consistently followed by the Fund.

Portfolio valuation

Shares of GMO Emerging Country Debt Fund (“ECDF”) are valued at their net asset value as reported on each business day.  Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost, which approximates fair value.  Securities for which quotations are not readily available or whose values the manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.  A security’s value may be deemed unreliable if, for example, the Manager becomes aware of information or events occurring after the close of a foreign market that would materially affect that security’s value.

Securities held by the underlying fund may be valued by independent pricing services which use prices provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

Certain investments in securities held by the underlying fund were valued on the basis of a price provided by a principal market maker.  The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements of the underlying fund. As of November 30, 2004, the total value of these securities represented 21.9% of net assets.

Investment risk

The Fund is subject to the investment risks associated with an investment in ECDF.  Investments in emerging country debt present certain risks that are not inherent in many other securities.  Many emerging countries present elements of political and/or economic instability, which may result in ECDF’s inability to collect on a timely basis, or in full, principal and interest payments.  Further, countries may impose various types of foreign currency regulations or controls which may impede ECDF’s ability to repatriate amounts it receives.  ECDF may acquire interests in securities or bank loans which are in default at the time of acquisition in anticipation of improving conditions in the related countries.  These factors may result in significant volatility in the values of its holdings.  The markets for emerging country debt are relatively illiquid.  Accordingly, ECDF may not be able to realize in an actual sale amounts approximating those used to value its holdings.  Additionally, the investment risk associated with an investment in ECDF may be more pronounced to the extent that ECDF engages in derivative transactions.

ECDF owns loans and bonds representing significant exposure to the risk of default in many countries, but has the most sizable of such positions relating to Russia and Brazil.  ECDF’s financial position would be substantially adversely affected in the case of a default by either of these countries on obligations held by ECDF, or on obligations issued by those countries generally.  ECDF has purchased default protection in the form of credit default swap agreements with respect to both countries, which may offset some of the losses that it might experience in the case of default on bonds issued by such countries;  however, as of November 30, 2004, ECDF has sold more of such default protection than it has purchased.  However, it is important to note that (i) such

4

protection would not cover losses due to defaults on loan assignments or participations, (ii) such protection will generally not be sufficient to cover all of ECDF’s losses in the case of default, and (iii) due to the privately negotiated nature of such instruments, under some circumstances, the protection offered by such instruments may not be realized, even if ECDF incurs substantial losses due to weakening of the credit or virtual default by the countries.

3.              Additional information

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semi-annual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

5

GMO Global (U.S.+) Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

November 30, 2004 (Unaudited)

Asset Class Summary	% of Total Net Assets
Mutual Funds	100.0%
Private Investment Fund	0.0
Short-Term Investments and Other Assets and Liabilities (net)	0.0
100.0%

See accompanying notes to the Schedule of Investments.

1

GMO Global (U.S.+) Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2004 (Unaudited)

Par Value ($)		Description	Value ($)

		AFFILIATED ISSUERS — 100.0%

		Mutual Funds — 100.0%
415,320		GMO Alpha Only Fund, Class III	4,178,120
654,412		GMO Currency Hedged International Bond Fund, Class III	6,249,638
1,671,127		GMO Currency Hedged International Equity Fund, Class III *	13,034,789
285,214		GMO Emerging Countries Fund, Class III	4,512,081
218,630		GMO Emerging Country Debt Fund, Class IV	2,533,905
1,680,464		GMO Emerging Markets Fund, Class VI	29,677,003
6,729		GMO Growth Fund, Class III	120,455
225,958		GMO Inflation Indexed Bond Fund, Class III	2,731,827
1,679,438		GMO International Growth Fund, Class III	43,581,413
1,566,882		GMO International Intrinsic Value Fund, Class IV	43,261,615
494,617		GMO International Small Companies Fund, Class III	9,105,894
517,693		GMO Real Estate Fund, Class III	7,615,271
16,667		GMO Short-Duration Investment Fund, Class III	146,668
9,188,004		GMO U.S. Core Fund, Class VI	126,702,569
1,261,022		GMO U.S. Quality Equity Fund, Class IV	25,018,669
107,821		GMO Value Fund, Class III	1,031,846
			319,501,763

		Private Investment Fund — 0.0%
175		GMO SPV I, LLC *	1,616

		TOTAL AFFILIATED ISSUERS (COST $274,437,608)	319,503,379
		SHORT-TERM INVESTMENT — 0.0%

		Repurchase Agreement — 0.0%
10,400		Citigroup Global Markets Repurchase Agreement, dated 11/30/04, due 12/01/04, with a maturity value of $10,400, and an effective yield of 1.00%, collateralized by a U.S. Treasury Bond with a rate of 11.25%, maturity date of 2/15/15, and a market value, including accrued interest of $10,613.	10,400

		TOTAL SHORT-TERM INVESTMENT (COST $10,400)	10,400

		TOTAL INVESTMENTS — 100.0%
		(Cost $274,448,008)	319,513,779

		Other Assets and Liabilities (net) — 0.0%	(19,232)

		TOTAL NET ASSETS — 100.0%	$319,494,547

	*	Non-income producing security.

See accompanying notes to the Schedule of Investments.

2

GMO Global (U.S.+) Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2004 (Unaudited)

At November 30, 2004, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$274,665,629	$44,861,171	$(13,091)	$44,848,080

See accompanying notes to the Schedule of Investments.

3

GMO Global (U.S.+) Equity Allocation Fund

(A Series of GMO Trust)

Notes to Schedule of Investments

November 30, 2004 (Unaudited)

1.             Investments in affiliated issuers

GMO Global (U.S.+) Equity Allocation Fund (the “Fund”) operates as a “fund-of-funds” and makes investments in other funds of the GMO Trust (“underlying funds”).  The Schedule of Investments of the underlying funds should be read in conjunction with the Fund’s Schedule of Investments.  These schedules are available, without charge, upon request by calling (617) 346-7646 (collect).

A summary of the Fund’s transactions in the shares of these issuers during the nine months ended November 30, 2004, is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain Distributions	Value, end of period

GMO Alpha Only Fund, Class III	$2,949,824	$1,209,302	$263	$—	—	$4,178,120
GMO Currency Hedged International Bond Fund, Class III	—	6,140,000	—	—	—	6,249,638
GMO Currency Hedged International Equity Fund, Class III	6,912,619	5,569,004	624	—	—	13,034,789
GMO Emerging Countries Fund, Class III	3,990,530	241,384	362	4,273	225,386	4,512,081
GMO Emerging Country Debt Fund, Class IV	5,198,822	807,832	3,990,463	147,855	41,929	2,533,905
GMO Emerging Markets Fund, Class VI	30,519,082	5,377,052	8,831,360	98,840	1,349	29,677,003
GMO Growth Fund, Class III	122,313	5,319	11	460	4,472	120,455
GMO Inflation Indexed Bond Fund, Class III	1,939,255	762,082	172	221	53,567	2,731,827
GMO International Growth Fund, Class III	18,288,002	21,529,173	1,628	83,059	178,250	43,581,413
GMO International Intrinsic Value Fund, Class IV	22,594,881	16,161,683	2,013	138,127	—	43,261,615
GMO International Small Companies Fund, Class III	17,155,051	1,090,358	9,490,526	52,172	552,071	9,105,894
GMO Real Estate Fund, Class III	10,007,887	3,934,536	6,100,912	437,120	1,459,689	7,615,271
GMO Short-Duration Investment Fund, Class III	143,423	2,423	13	1,961	—	146,668
GMO Small Cap Value Fund, Class III	9,718,278	1,766,990	9,414,884	48,926	1,718,063	—
GMO U.S. Core Fund, Class VI	79,309,935	43,673,253	491,203	1,014,889	—	126,702,569
GMO U.S. Quality Equity Fund, Class IV	12,755,200	12,078,053	—	63,819	—	25,018,669
GMO SPV I, LLC	2,102	—	—	—	—	1,546	*
GMO Value Fund, Class III	1,262,676	14,405	276,113	10,332	—	1,031,846

Totals	$222,869,880	$120,362,849	$38,600,547	$2,102,054	$4,234,776	$319,503,309

* After effect of the return on capital distribution of $1,408 on June 10, 2004.

4

2.             Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and which are consistently followed by the Fund.

Portfolio valuation

Shares of underlying funds are valued at their net asset value as reported on each business day. Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Foreign equity securities held by certain underlying funds in which the Fund invests are valued using fair value prices based on modeling tools by third party vendors to the extent that these fair value prices are available. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost, which approximates fair value. Securities for which quotations are not readily available, or whose values the Manager has determined to be unreliable, are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction. A security’s value may be deemed unreliable if, for example, the Manager becomes aware of information or events occurring after the close of a foreign market that would materially affect that security’s value.

Securities held by the underlying funds may be valued by independent pricing services which use prices provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

Certain investments in securities held by the underlying funds were valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold and the differences could be material to the market value shown in the Schedule of Investments of the underlying funds.

Repurchase agreements

The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited. See the Schedule of Investments for the open repurchase agreement held by the Fund as of November 30, 2004.

Investment risk

The Fund is subject to the investment risk associated with an investment in the underlying funds, some of which may invest in foreign securities. There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some

5

foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets. Additionally, the investment risk associated with an investment in the underlying funds may be more pronounced to the extent that the underlying funds engage in derivative transactions.

3.             Additional information

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semi-annual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

6

GMO Global Balanced Asset Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

November 30, 2004 (Unaudited)

Asset Class Summary	% of Total Net Assets
Mutual Funds	100.0%
Short-Term Investments and Other Assets and Liabilities (net)	0.0
100.0%

See accompanying notes to the Schedule of Investments.

1

GMO Global Balanced Asset Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2004 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%
2,589,561	GMO Alpha Only Fund, Class III	26,050,985
9,785,618	GMO Core Plus Bond Fund, Class III	103,433,957
7,096,234	GMO Currency Hedged International Bond Fund, Class III	67,769,035
5,453,785	GMO Currency Hedged International Equity Fund, Class III *	42,539,526
9,638,586	GMO Domestic Bond Fund, Class III	96,867,794
634,511	GMO Emerging Countries Fund, Class III	10,037,960
768,122	GMO Emerging Country Debt Fund, Class IV	8,902,532
3,911,174	GMO Emerging Markets Fund, Class VI	69,071,333
2,402,475	GMO Inflation Indexed Bond Fund, Class III	29,045,933
1,675,517	GMO International Bond Fund, Class III	18,547,977
3,108,738	GMO International Growth Fund, Class III	80,671,743
2,900,999	GMO International Intrinsic Value Fund, Class IV	80,096,570
1,347,505	GMO International Small Companies Fund, Class III	24,807,559
1,560,813	GMO Real Estate Fund, Class III	22,959,553
355,756	GMO Short-Duration Investment Fund, Class III	3,130,657
12,964,832	GMO U.S. Core Fund, Class VI	178,785,032
3,601,314	GMO U.S. Quality Equity Fund, Class IV	71,450,060
85,985	GMO Value Fund, Class III	822,879
	TOTAL MUTUAL FUNDS (COST $836,845,398)	934,991,085

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENT — 0.0%

	Repurchase Agreement — 0.0%

9,078	Citigroup Global Markets Repurchase Agreement, dated 11/30/04, due 12/01/04, with a maturity value of $9,078, and an effective yield of 1.00%, collateralized by a U.S. Treasury Bond with a rate of 11.25%, maturity date of 2/15/15 and a market value, including accrued interest of $9,277.	9,078

	TOTAL SHORT-TERM INVESTMENT (COST $9,079)	9,078

	TOTAL INVESTMENTS — 100.0% (Cost $836,854,477)	935,000,163

	Other Assets and Liabilities (net) — 0.0%	(45,158)

	TOTAL NET ASSETS — 100.0%	$934,955,005

*	Non-income producing security.

See accompanying notes to the Schedule of Investments.

2

GMO Global Balanced Asset Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2004 (Unaudited)

At November 30, 2004, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$837,158,852	$98,109,708	$(268,397)	$97,841,311

See accompanying notes to the Schedule of Investments.

3

GMO Global Balanced Asset Allocation Fund

(A Series of GMO Trust)

Notes to Schedule of Investments

November 30, 2004 (Unaudited)

1.              Investments in affiliated issuers

GMO Global Balanced Asset Allocation Fund (the “Fund”) operates as a “fund-of-funds” and makes investments in other funds of the GMO Trust (“underlying funds”). The Schedule of Investments of the underlying funds should be read in conjunction with the Fund’s Schedule of Investments. These schedules are available, without charge, upon request by calling (617) 346-7646 (collect).

A summary of the Fund’s transactions in the shares of these issuers during the nine months ended November 30, 2004, is set forth below:

Affiliate	Value, Beginning of Period	Purchases	Sales Proceeds	Dividend Income	Realized Gain Distributions	Value, end of period

GMO Alpha Only Fund, Class III	$12,805,633	$13,306,000	$155,115	$—	$—	$26,050,985
GMO Core Plus Bond Fund, Class III	46,657,470	56,029,528	851,169	—	298,528	103,433,957
GMO Currency Hedged International Bond Fund, Class III	22,411,638	43,967,487	1,088,002	65,229	—	67,769,035
GMO Currency Hedged International Equity Fund, Class III	19,742,605	23,039,000	2,239,860	—	—	42,539,526
GMO Domestic Bond Fund, Class III	48,435,265	50,518,434	2,130,616	217,661	566,772	96,867,794
GMO Emerging Countries Fund, Class III	9,013,093	510,981	109,577	9,508	501,474	10,037,960
GMO Emerging Country Debt Fund, Class IV	7,360,504	2,787,996	2,286,524	224,369	63,627	8,902,532
GMO Emerging Markets Fund, Class VI	32,637,970	32,363,574	4,916,147	157,788	2,161	69,071,333
GMO Inflation Indexed Bond Fund, Class III	14,851,360	14,001,484	257,887	1,401	339,083	29,045,933
GMO International Bond Fund, Class III	8,237,711	9,806,898	599,941	283,898	—	18,547,977
GMO International Growth Fund, Class III	26,174,638	46,780,822	338,712	124,861	267,961	80,671,743
GMO International Intrinsic Value Fund, Class IV	34,361,076	39,377,280	2,292,458	239,180	—	80,096,570
GMO International Small Companies Fund, Class III	30,732,747	4,063,324	11,117,108	104,761	1,108,562	24,807,559
GMO Real Estate Fund, Class III	15,601,759	14,453,329	7,451,817	841,652	2,891,678	22,959,553
GMO Short-Duration Investment Fund, Class III	3,108,433	41,937	37,676	41,937	—	3,130,657
GMO Small Cap Value Fund, Class III	10,453,279	1,555,400	10,136,990	41,794	1,513,606	—
GMO U.S. Core Fund, Class VI	84,713,205	92,243,289	4,139,136	1,299,276	—	178,785,032
GMO U.S. Quality Equity Fund, Class IV	25,410,750	45,865,552	312,589	183,552	—	71,450,060
GMO Value Fund, Class III	1,110,443	209,118	513,319	9,119	—	822,879
Totals	$453,819,579	$490,921,433	$50,974,643	$3,845,986	$7,553,452	$934,991,085

4

2.              Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and which are consistently followed by the Fund.

Portfolio valuation

Shares of underlying funds are valued at their net asset value as reported on each business day.  Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price.  Foreign equity securities held by certain underlying funds in which the Fund invests are valued using fair value prices based on modeling tools by third party vendors to the extent that these fair value prices are available. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price.  Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost, which approximates fair value.  Securities for which quotations are not readily available, or whose values the Manager has determined to be unreliable, are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.  A security’s value may be deemed unreliable if, for example, the Manager becomes aware of information or events occurring after the close of a foreign market that would materially affect that security’s value.

Securities held by the underlying funds may be valued by independent pricing services which use prices provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

Certain investments in securities held by the underlying funds were valued on the basis of a price provided by a principal market maker.  The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold and the differences could be material to the market value shown in the Schedule of Investments of the underlying funds.

Repurchase agreements

The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date.  The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement.  The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller.  Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty.  In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited.  See the Schedule of Investments for the open repurchase agreement held by the Fund as of November 30, 2004.

Investment risk

The Fund is subject to the investment risk associated with an investment in the underlying funds, some of which may invest in foreign securities.  There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities.  These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions.  In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities

5

markets.  The risks described above apply to an even greater extent to investments in emerging markets.  The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.  Additionally, the investment risk associated with an investment in the underlying funds may be more pronounced to the extent that the underlying funds engage in derivative transactions.

3.              Additional information

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semi-annual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

6

GMO Global Bond Fund

(A Series of GMO Trust)

Schedule of Investments

November 30, 2004 (Unaudited)

Asset Class Summary	% of Total Net Assets
Mutual Funds	79.5%
Debt Obligations	16.6
Forward Currency Contracts	2.2
Options Purchased	1.7
Swaps	0.1
Futures	0.0
Short-Term Investments and Other Assets and Liabilities (net)	(0.1)
100.0%

Country Summary	% of Equity Investments
United Kingdom	53.8%
United States	18.9
Austria	10.7
Australia	8.3
Canada	8.3
100.0%

See accompanying notes to the Schedule of Investments.

1

GMO Global Bond Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2004 (Unaudited)

Par Value		Description	Value ($)

		DEBT OBLIGATIONS — 16.6%

		Australia — 1.4%

		Asset-Backed Securities
USD	2,277,238	Medallion Trust Series 03-1G Class A, Variable Rate, 3 mo. LIBOR + .19%, 2.10%, due 12/21/33	2,280,654

		Austria — 1.8%

		Corporate Debt
USD	2,500,000	Bank Austria Creditanstalt, AG, Series EMTN, 144A, 7.25%, due 02/15/17	2,952,125

		Canada — 1.4%

		Foreign Government Obligations
GBP	1,000,000	Province of Quebec, 8.63%, due 11/04/11	2,291,067

		United Kingdom — 8.9%

		Asset-Backed Securities
GBP	3,748,809	RMAC Series 03-NS1A Class A2A, 144A, AMBAC, Variable Rate, 3 mo. GBP LIBOR + .45%, 5.40%, due 06/12/35	7,201,678
GBP	4,000,000	RMAC Series 03-NS2A Class A2A, 144A, AMBAC, Variable Rate, 3 mo. GBP LIBOR + .40%, 5.35%, due 09/12/35	7,665,115
		Total United Kingdom	14,866,793

		United States — 3.1%

		U.S. Government
USD	3,473,550	U.S. Treasury Inflation Indexed Note, 3.88%, due 01/15/09 (a) (b)	3,908,829
USD	1,128,630	U.S. Treasury Inflation Indexed Note, 4.25%, due 01/15/10 (b)	1,312,209
		Total United States	5,221,038

		TOTAL DEBT OBLIGATIONS (COST $24,259,422)	27,611,677

Principal Amount		Description	Value ($)

		OPTIONS PURCHASED — 1.7%

		Cross Currency Options — 1.7%
AUD	26,400,000	AUD Call/JPY Put, Expires 3/29/2005, Strike 80.00	268,747
EUR	16,200,000	EUR Call/USD Put, Expires 7/15/2005, Strike 1.246	1,611,135
GBP	11,300,000	GBP Call/JPY Put, Expires 10/28/2005, Strike 185.00	971,782
			2,851,664

		TOTAL OPTIONS PURCHASED (COST $1,726,197)	2,851,664

See accompanying notes to the Schedule of Investments.

2

Shares	Description	Value ($)

	MUTUAL FUNDS — 79.5%

407,383	GMO Emerging Country Debt Fund, Class III (c)	4,717,500
3,675,857	GMO Short-Duration Collateral Fund (c)	93,660,831
45,838	GMO Special Purpose Holding Fund (c)	842,049
1,200,000	GMO World Opportunity Overlay Fund (c)	30,012,000
2,983,400	Merrimac Cash Fund, Premium Class	2,983,400

	TOTAL MUTUAL FUNDS (COST $131,265,494)	132,215,780

	TOTAL INVESTMENTS — 97.8%
	(Cost $157,251,113)	162,679,121

	Other Assets and Liabilities (net) — 2.2%	3,724,714

	TOTAL NET ASSETS — 100.0%	$166,403,835

144A - Securities exempt from registration under rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

AMBAC - Insured as to the payment of principal and interest by AMBAC Assurance Corporation.
EMTN - Euromarket Medium Term Note
Variable rates - The rates shown on variable rate notes are the current interest rates at August 31, 2004, which are subject to change based on the terms of the security.

(a)	All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts and open swap contracts (Note 2).
(b)	Indexed security in which price and/or coupon is linked to prices of other securities, securities indices, or other financial indicators (Note 2).
(c)	Affiliated issuer.

Currency Abbreviations:

AUD - Australian Dollar
CAD - Canadian Dollar
CHF - Swiss Franc
EUR - Euro
GBP - British Pound
JPY - Japanese Yen
NOK - Norwegian Krone
NZD - New Zealand Dollar
SEK - Swedish Krona
USD - United States Dollar

See accompanying notes to the Schedule of Investments.

3

GMO Global Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2004 (Unaudited)

At November 30, 2004, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$157,277,420	$5,971,301	$(569,600)	$5,401,701

A summary of outstanding financial instruments at November 30, 2004 is as follows:

Forward currency contracts

				Net Unrealized
Settlement		Units of		Appreciation
Date	Deliver/Receive	Currency	Value	(Depreciation)

Buys

1/18/05	AUD	8,600,000	$6,646,295	$105,797
1/25/05	CAD	3,300,000	2,773,949	74,717
2/15/05	CHF	20,500,000	18,077,818	433,746
2/22/05	EUR	10,800,000	14,360,607	222,467
2/08/05	GBP	5,700,000	10,846,648	332,109
12/14/04	JPY	5,900,000,000	57,441,207	3,206,360
12/07/04	NZD	10,300,000	7,374,864	679,864
				$5,055,060

Sales

1/18/05	AUD	8,600,000	$6,646,295	$(252,434)
2/22/05	EUR	4,500,000	5,983,586	(6,995)
12/14/04	JPY	1,630,000,000	15,869,350	(715,299)
				$(974,728)

See accompanying notes to the Schedule of Investments.

4

Forward cross currency contracts

					Net Unrealized
Settlement					Appreciation
Date	Deliver/Units of Currency				(Depreciation)

12/21/04	CHF	36,494,568	EUR	23,600,000	(731,784)
12/21/04	EUR	1,700,000	CHF	2,594,183	22,225
1/11/05	EUR	5,500,000	NOK	45,009,375	45,940
2/01/05	EUR	16,200,000	SEK	147,219,930	350,386
2/01/05	SEK	41,263,340	EUR	4,600,000	(19,235)
					$(332,468)

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)

Buys

11	Australian Government Bond 10 Yr.	December 2004	$904,163	$3,222
18	Australian Government Bond 3 Yr.	December 2004	1,435,866	3,799
156	Canadian Government Bond 10 Yr.	March 2005	14,520,903	43,914
35	Euro BOBL	December 2004	5,254,067	11,801
4	Japanese Government Bond 10 Yr.	December 2004	5,394,815	8,106
1	Swiss Federal Bond	December 2004	113,771	3,316
20	U.S. Long Bond	March 2005	2,202,500	(38,383)
				$35,775

Sales

5	Euro Bund	December 2004	$785,668	$(1,960)
49	U.S. Treasury Note 5 Yr.	March 2005	5,332,578	20,999
79	UK Gilt Long Bond	March 2005	16,758,923	(37,066)
				$(18,027)

At November 30, 2004, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

See accompanying notes to the Schedule of Investments.

5

Swap Agreements

			Net Unrealized
Notional	Expiration		Appreciation
Amount	Date	Description	(Depreciation)
Interest Rate Swaps

7,900,000 GBP	9/1/06	Agreement with JP Morgan Chase Bank dated 9/01/04 to pay the notional amount multiplied by 5.1425% and to receive the notional amount multiplied by the 6 month Floating Rate British LIBOR.	$(79,358)

106,700,000 SEK	9/3/06	Agreement with JP Morgan Chase Bank dated 9/01/04 to receive the notional amount multiplied by 3.095% and to pay the notional amount multiplied by the 3 month Floating Rate Swedish LIBOR.	105,475

7,900,000 GBP	10/1/06	Agreement with JP Morgan Chase Bank dated 10/01/04 to pay the notional amount multiplied by 5.0775% and to receive the notional amount multiplied by the 6 month Floating Rate British LIBOR.	(65,196)

106,700,000 SEK	10/5/06	Agreement with Citibank N.A. dated 10/01/04 to receive the notional amount multiplied by 3.15% and to pay the notional amount multiplied by the 3 month Floating Rate Swedish LIBOR.	117,964

8,000,000 GBP	11/1/06	Agreement with Deutsche Bank AG dated 11/01/04 to pay the notional amount multiplied by 4.9375% and to receive the notional amount multiplied by the 6 month Floating Rate British LIBOR.	(29,512)

103,800,000 SEK	11/3/06	Agreement with Citibank N.A. dated 11/01/04 to receive the notional amount multiplied by 2.9775% and to pay the notional amount multiplied by the 3 month Floating Rate Swedish LIBOR.	62,504

25,000,000 SEK	8/30/07	Agreement with Deutsche Bank AG dated 8/26/04 to receive the notional amount multiplied by 3.6% and to pay the notional amount multiplied by the 3 month Floating Rate Swedish LIBOR.	57,182

3,000,000 SEK	5/22/09	Agreement with Citibank N.A. dated 5/21/04 to receive the notional amount multiplied by 4.3775% and to pay the notional amount multiplied by the 3 month Floating Rate Swedish LIBOR.	13,855

19,600,000 SEK	7/15/11	Agreement with Citibank N.A. dated 7/13/04 to receive the notional amount multiplied by 4.615% and to pay the notional amount multiplied by the 3 month Floating Rate Swedish LIBOR.	112,057

See accompanying notes to the Schedule of Investments.

6

1,100,000 CHF	2/26/14	Agreement with Deutsche Bank AG dated 2/24/04 to pay the notional amount multiplied by 2.77% and to receive the notional amount multiplied by the 6 month Floating Rate Swiss LIBOR.	(25,273)

1,100,000 SEK	5/21/14	Agreement with Citibank N.A. dated 5/18/04 to receive the notional amount multiplied by 5.0725% and to pay the notional amount multiplied by the 3 month Floating Rate Swedish LIBOR.	10,074

5,000,000 CAD	9/20/14	Agreement with JP Morgan Chase Bank dated 9/20/04 to receive the notional amount multiplied by 4.83% and to pay the notional amount multiplied by the 3 month Floating Canadian Deposit Offering Rate.	28,220

5,500,000 AUD	9/21/14	Agreement with JP Morgan Chase Bank dated 9/20/04 to pay the notional amount multiplied by 5.795% and to receive the notional amount multiplied by the 6 month Floating Rate Australian BBSW.	(47,365)

1,800,000 SEK	9/29/14	Agreement with Deutsche Bank AG dated 9/23/04 to receive the notional amount multiplied by 4.61% and to pay the notional amount multiplied by the 3 month Floating Rate Swedish LIBOR.	1,974

5,000,000 CAD	10/18/14	Agreement with Deutsche Bank AG dated 10/18/04 to receive the notional amount multiplied by 4.8625% and to pay the notional amount multiplied by the 3 month Floating Canadian Deposit Offering Rate.	33,283

2,200,000 GBP	10/18/14	Agreement with JP Morgan Chase Bank dated 10/18/04 to pay the notional amount multiplied by 5.075% and to receive the notional amount multiplied by the 6 month Floating Rate British LIBOR.	(50,146)

3,200,000 CHF	11/11/14	Agreement with Deutsche Bank AG dated 11/09/04 to pay the notional amount multiplied by 2.675% and to receive the notional amount multiplied by the 6 month Floating Rate Swiss LIBOR.	(34,797)

2,200,000 GBP	11/17/14	Agreement with Citibank N.A. dated 11/16/04 to pay the notional amount multiplied by 4.96625% and to receive the notional amount multiplied by the 6 month Floating Rate British LIBOR.	(14,453)

4,100,000 USD	11/18/14	Agreement with JP Morgan Chase Bank dated 11/16/04 to receive the notional amount multiplied by 4.625% and to pay the notional amount multiplied by the 3 month Floating Rate LIBOR.	(43,790)

3,000,000 EUR	3/21/30	Agreement with UBS AG dated 3/17/00 to receive the notional amount multiplied by 5.895% and to pay the notional amount multiplied by the 3 month Floating Rate EURIBOR.	808,703

See accompanying notes to the Schedule of Investments.

7

Total Return Swaps

31,000,000 USD	7/21/05	Agreement with JP Morgan Chase Bank dated 7/01/03 to receive the notional amount multiplied by the return on the JP Morgan Non-U.S. Hedged Traded Total Return Government Bond Index and to pay the notional amount multiplied by the 1 month LIBOR adjusted by a specified spread.	24,630

75,000,000 USD	9/24/05	Agreement with JP Morgan Chase Bank dated 9/02/03 to receive the notional amount multiplied by the return on the JP Morgan Non-U.S. Hedged Traded Total Return Government Bond Index Hedged in USD and to pay the notional amount multiplied by the 1 month LIBOR adjusted by a specified spread.	(135,601)
			$850,430

See accompanying notes to the Schedule of Investments.

8

GMO Global Bond Fund

(A Series of GMO Trust)

Notes to Schedule of Investments

November 30, 2004 (Unaudited)

1.              Investments in affiliated issuers

GMO Global Bond Fund (the “Fund”) makes investments in other funds of the GMO Trust (“underlying funds”).  The Schedule of Investments of the underlying funds should be read in conjunction with the Fund’s Schedule of Investments.  These schedules are available, without charge, upon request by calling (617) 346-7646 (collect).

A summary of the Fund’s transactions in the shares of these issuers during the nine months ended November 30, 2004, is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gains Distributions	Value, end of period

GMO Emerging Country Debt Fund, Class III	$4,141,507	$135,161	$—	$105,213	$29,948	$4,717,500

GMO Short-Duration Collateral Fund	81,381,945	38,898,597	27,800,000	12,138	52,598	93,660,831

GMO Special Purpose Holding Fund	18,270,533	606,239	17,333,861	606,239	—	842,049	*

GMO World Opportunity Overlay Fund	—	30,000,000	—	—	—	30,012,000

Totals	$103,793,985	$69,639,997	$45,133,861	$723,590	$82,546	$129,232,380

* After effect of return of capital distribution of $706,551 on June 10, 2004.

2.              Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and which are consistently followed by the Fund.

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price.  Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price.  Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair value.  Shares of other funds of the Trust (“underlying funds”) and other mutual funds are valued at their net asset value as reported on each business day.  Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction. A security’s value may be deemed unreliable if, for example, the Manager becomes aware of information or events occurring after the close of a foreign market that would materially affect that security’s value.

Some fixed income securities are valued at the closing bid for such securities as supplied by a primary pricing source chosen by the Manager.  The Manager evaluates such primary pricing sources on an ongoing basis, and may change a pricing source should it deem it appropriate.  The Manager is informed of erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and at its discretion may override a price supplied by a source (by taking a price supplied by another source).

Securities may be valued by independent pricing services which use prices provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

9

Certain securities held by the Fund, or underlying funds in which the Fund invests, were valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold and the differences could be material to the market value shown in the Schedule of Investments.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars.  The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day.  Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred.  The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments.  Such fluctuations are included with net realized and unrealized gain or loss on investments.  Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of currencies and forward currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid.

Forward currency contracts

The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund’s portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized appreciation or depreciation shown in the Schedule of Investments. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized appreciation or depreciation shown in the Schedule of Investments. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if there are movements in currency values that are unfavorable to the Fund.  The value of the currencies the Fund has committed to buy or sell is shown under the Schedule of Investments and represents the currency exposure the Fund has acquired or hedged through forward currency contracts as of November 30, 2004.

Futures contracts

The Fund may purchase and sell futures contracts to manage its exposure to the financial markets.  Buying futures tends to increase the Fund’s exposure to the underlying instrument.  Selling futures tends to decrease the Fund’s exposure to the underlying instrument or hedge other Fund instruments.  Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange.  In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts.  Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund.  The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed.  Futures contracts involve, to varying degrees, risk of loss in excess of the appreciation and depreciation disclosed in the Schedule of Investments.  Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions.  Losses may arise from the changes in the value of the underlying instrument, if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms.  Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.  See the Schedule of Investments for all open futures contracts held by the Fund as of November 30, 2004.

Options

The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest.  Writing put options tends to increase the Fund’s exposure to the underlying instrument.  Writing call options tends to decrease the Fund’s exposure to the underlying instrument.  When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written.  Premiums received from writing options which expire are treated as realized gains.  Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss.  The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option.  In the event that the Fund writes uncovered call options (i.e. options for investments that the Fund does not own), it bears the risk of incurring substantial losses if the price of the underlying investment increases during the term of the option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.  As of November 30, 2004, the Fund held no written option contracts.

The Fund may also purchase put and call options.  Purchasing call options tends to increase the Fund’s exposure to the underlying instrument.  Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument.  The Fund pays a premium as a cost for a purchased option disclosed in the Schedule of Investments, which is subsequently marked to market to reflect the current value of the option.  Premiums paid for purchasing options which expire are treated as realized losses.  Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds

10

on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid.  See the Schedule of Investments for all open purchased option contracts held by the Fund as of November 30, 2004.

Exchange traded options are valued at the last sale price, or if no sale is reported, the last bid price for purchased options and the last ask price for written options.  Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Manager.

Indexed securities

The Fund may invest in indexed securities whose redemption values and/or coupons are linked to the prices of other securities, securities indices, or other financial indicators.  The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that may be difficult to invest in through conventional securities.  Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.  See the Schedule of Investments for all indexed securities held by the Fund as of November 30, 2004.

Swap agreements

The Fund may enter into swap agreements to manage its exposure to the financial markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into interest rate, total return, forward swap spread lock and credit default swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve commitments to pay interest in exchange for a market linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. Forward swap spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party on its obligation. The Fund may use credit default swaps to provide a measure of protection against defaults of sovereign or corporate issuers (i.e., to reduce risk where the Fund owns or has exposure to the issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. In connection with these agreements, cash or securities may be set aside as collateral by the Fund’s custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral.  Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss.  Payments received or made on swap contracts are recorded as realized gain or loss. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market, and documentation risk in excess of the amounts disclosed in the Schedule of Investments. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in interest rates.  See the Schedule of Investments for a summary of open swap agreements held by the Fund as of November 30, 2004.

Repurchase agreements

The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date.  The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement.  The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller.  Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty.  In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited.  At November 30, 2004, the Fund held no repurchase agreements.

Reverse repurchase agreements

The Fund may enter into reverse repurchase agreements with certain banks and broker/dealers whereby the Fund sells portfolio assets concurrent with an agreement by the Fund to repurchase the same assets at a later date at a fixed price.  In connection with these agreements, the Fund establishes segregated accounts with its custodian in which the Fund maintains cash, U.S. Government securities or other liquid high grade debt obligations in the name of the counterparty equal in value to its obligations in respect of reverse repurchase agreements.  Reverse repurchase agreements involve the risk that the market value of the securities the Fund has sold may decline below the price at which it is obligated to repurchase them under the agreement.  The market value of the securities the Fund has sold is determined daily and any additional required collateral is allocated to or sent by the fund on the next business day.  As of November 30, 2004, the Fund held no reverse repurchase agreements.

Security lending

The Fund may lend its securities to certain qualified brokers.  The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan.  As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in recovery or loss of rights in the collateral

11

should the borrower of the securities fail financially.  The Fund receives compensation for lending its securities.  At November 30, 2004, the Fund had no securities on loan.

Investment risk

There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities.  These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions.  In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets.  The risks described above apply to an even greater extent to investments in emerging markets.  The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.

3.              Additional information

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semi-annual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

12

GMO Growth Fund

(A Series of GMO Trust)

Schedule of Investments

November 30, 2004 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	97.9%
Short-Term Investments and Other Assets and Liabilities (net)	1.8
Mutual Fund	0.3
Futures	0.0
100.0%

Industry Sector Summary	% of Equity Investments
Technology	23.6%
Health Care	20.8
Retail Stores	14.1
Consumer Goods	9.0
Financial	8.4
Oil & Gas	5.8
Manufacturing	5.1
Services	5.0
Automotive	1.9
Machinery	1.9
Utility	1.9
Food & Beverage	1.0
Construction	0.5
Primary Process Industry	0.5
Transportation	0.5
100.0%

See accompanying notes to the Schedule of Investments.

1

GMO Growth Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2004 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 97.9%

	Automotive — 1.8%
205,800	Harley-Davidson, Inc.	11,899,356
7,200	Oshkosh Truck Corp.	452,304
		12,351,660

	Construction — 0.5%
44,850	D.R. Horton, Inc.	1,579,168
9,500	Jacobs Engineering Group, Inc. *	436,715
11,100	Lennar Corp.-Class A	498,723
700	NVR, Inc. *	483,630
5,400	St. Joe Co.	296,190
		3,294,426

	Consumer Goods — 8.7%
132,584	Altria Group, Inc.	7,622,254
55,800	Avon Products, Inc.	2,094,732
28,800	Black & Decker Corp.	2,421,792
48,100	Coach, Inc. *	2,397,304
13,600	Columbia Sportswear Co. *	773,840
13,400	Estee Lauder Cos., Inc (The) - Class A	584,776
12,700	Fortune Brands, Inc.	996,696
17,600	Fossil, Inc. *	476,080
122,700	Gillette Co. (The)	5,336,223
39,200	Harman International Industries, Inc.	4,815,720
11,000	Herman Miller, Inc	270,193
121,400	Kimberly Clark Corp.	7,722,254
34,100	Maytag Corp.	685,410
32,500	Mohawk Industries, Inc. *	2,850,250
18,200	Nike, Inc.-Class B	1,540,812
7,000	Plantronics, Inc.	288,330
341,100	Procter & Gamble Co.	18,242,028
4,000	Timberland Co.-Class A *	253,320
		59,372,014

	Consumer Staples — 0.3%
19,900	Whole Foods Market, Inc.	1,806,323

	Financial — 8.3%
27,500	Aflac, Inc.	1,034,550
29,500	AMBAC Financial Group, Inc.	2,399,235
315,600	American International Group, Inc.	19,993,260
6,800	Brown & Brown, Inc.	275,740
236,695	Fannie Mae	16,260,947
23,800	Freddie Mac	1,624,588
90,800	Marsh & McLennan Cos., Inc.	2,595,972
377,600	MBNA Corp.	10,029,056
10,700	Progressive Corp. (The)	973,593
20,900	Radian Group, Inc.	1,071,125
		56,258,066

See accompanying notes to the Schedule of Investments.

2

	Food & Beverage — 0.9%
14,100	Coca Cola Enterprises, Inc.	293,280
4,200	Hershey Foods Corp.	217,560
7,400	NBTY, Inc. *	192,844
31,200	PepsiCo, Inc.	1,557,192
178,400	Sara Lee Corp.	4,188,832
		6,449,708

	Health Care — 20.4%
31,800	Aetna, Inc.	3,768,618
44,400	AmerisourceBergen Corp. (a)	2,616,936
17,500	Andrx Group *	311,500
7,900	Anthem, Inc. *	800,507
48,100	Bard (C.R.), Inc.	2,881,671
27,600	Bausch & Lomb, Inc.	1,625,088
53,000	Becton, Dickinson & Co.	2,903,340
72,500	Biomet, Inc.	3,470,575
6,100	Charles River Laboratories International, Inc. *	285,175
8,300	Cooper Cos., Inc. (a)	577,099
13,200	Coventry Health Care, Inc. *	655,116
6,000	Dentsply International, Inc.	315,660
80,900	Guidant Corp.	5,244,747
61,100	Health Management Associates, Inc.-Class A (a)	1,349,699
56,300	Health Net, Inc. *	1,532,486
1,000	Henry Schein, Inc. *	65,180
5,000	Idexx Laboratories, Inc. *	258,000
20,225	Ivax Corp. *	315,712
651,964	Johnson & Johnson	39,326,468
88,200	Lincare Holdings, Inc. *	3,403,638
1,300	Medtronic, Inc.	62,465
653,000	Merck & Co., Inc.	18,297,060
815,076	Pfizer, Inc.	22,634,661
2,300	Pharmaceutical Product Development, Inc. *	96,853
20,900	Quest Diagnostics, Inc.	1,959,375
39,800	Renal Care Group, Inc. *	1,325,340
23,600	Stryker Corp.	1,038,164
144,900	Tenet Healthcare Corp. *	1,572,165
193,250	UnitedHealth Group, Inc.	16,010,763
6,100	Universal Health Services, Inc.-Class B	277,672
2,000	Varian Medical Systems, Inc. * (a)	84,160
10,200	WellPoint Health Networks *	1,276,020
30,100	Zimmer Holdings, Inc. *	2,456,160
		138,798,073

	Industrials — 0.1%
5,400	Paccar, Inc.	421,740

	Machinery — 1.9%
18,300	Baker Hughes, Inc.	811,239
85,400	BJ Services Co.	4,327,218
10,400	Caterpillar, Inc.	952,120
15,900	FMC Technologies, Inc. *	522,315
23,800	MSC Industrial Direct Co.-Class A	847,756
39,400	National-Oilwell, Inc. *	1,426,280
65,000	Smith International, Inc. *	3,937,050
		12,823,978

	Manufacturing — 5.0%
73,700	3M Co.	5,865,783
134,400	American Standard Cos., Inc. *	5,233,536
61,700	Danaher Corp.	3,509,496
231,100	General Electric Co.	8,171,696
95,057	Illinois Tool Works, Inc.	8,957,221
26,900	United Technologies Corp.	2,624,902
		34,362,634

See accompanying notes to the Schedule of Investments.

3

	Oil & Gas — 5.7%
27,500	Burlington Resources, Inc.	1,276,275
13,000	EOG Resources, Inc.	975,910
666,800	Exxon Mobil Corp.	34,173,500
46,700	Patterson-UTI Energy, Inc.	934,000
5,700	Western Gas Resources, Inc.	176,700
34,800	XTO Energy, Inc.	1,264,980
		38,801,365

	Primary Process Industry — 0.5%
8,800	Ecolab, Inc.	307,824
15,100	Nucor Corp.	798,790
50,700	Sherwin-Williams Co. (The)	2,261,220
		3,367,834

	Retail Stores — 13.5%
4,600	7-Eleven, Inc. *	108,560
73,500	Abercrombie & Fitch Co.-Class A	3,347,925
12,200	Advance Auto Parts *	503,372
15,300	American Eagle Outfitters, Inc.	639,081
127,400	Bed Bath & Beyond, Inc. *	5,086,827
12,400	Best Buy Co., Inc.	699,112
17,200	CDW Corp.	1,130,384
33,900	Chico’s FAS, Inc. * (a)	1,308,540
32,800	Claire’s Stores, Inc.	667,480
85,900	Dollar General Corp.	1,696,525
74,900	Dollar Tree Stores, Inc. *	2,084,467
30,000	eBay, Inc. *	3,373,500
40,000	Fastenal Co.	2,446,400
30,500	Gap (The), Inc. (a)	666,425
807,400	Home Depot, Inc.	33,708,950
99,200	Kroger Co. *	1,605,056
61,934	Lowe’s Cos., Inc.	3,426,808
30,500	Nordstrom, Inc.	1,334,375
6,300	O’Reilly Automotive, Inc. *	274,302
42,850	Pacific Sunwear of California, Inc. *	951,699
66,000	Pier 1 Imports, Inc.	1,203,840
71,900	Rent-A-Center, Inc. *	1,832,731
63,900	Ross Stores, Inc.	1,718,910
149,760	TJX Cos., Inc.	3,525,350
60,700	Urban Outfitters, Inc. *	2,579,750
13,600	Walgreen Co.	519,248
301,500	Wal-Mart Stores, Inc.	15,696,090
		92,135,707

	Services — 4.9%
29,400	Apollo Group, Inc.-Class A *	2,343,180
98,700	Applebee’s International, Inc.	2,536,590
33,500	Brinker International, Inc. *	1,143,355
16,700	Catalina Marketing Corp.	469,270
52,100	Cendant Corp.	1,181,107
1,500	Cheesecake Factory (The) *	73,335
9,600	Factset Research Systems, Inc.	495,840
11,200	First Health Group Corp. *	199,584

See accompanying notes to the Schedule of Investments.

4

7,300	Harrah’s Entertainment, Inc.	448,220
33,800	ITT Educational Services, Inc. *	1,613,274
20,600	Mandalay Resort Group	1,435,820
11,400	Manpower, Inc.	551,418
12,900	Marriott International, Inc. - Class A	733,365
61,600	Outback Steakhouse, Inc.	2,667,280
15,200	Regis Corp.	678,680
11,200	Robert Half International, Inc.	302,736
4,100	RR Donnelley & Sons Co.	142,270
200,900	Starbucks Corp. *	11,302,634
16,600	Starwood Hotels & Resorts Worldwide, Inc.	868,014
49,100	Sysco Corp.	1,706,225
18,200	Walt Disney Co	489,216
16,300	Wendy’s International, Inc.	581,421
32,800	Yum! Brands, Inc.	1,489,120
		33,451,954

	Technology — 23.1%
9,900	Acxiom Corp.	250,371
41,300	Adobe Systems, Inc.	2,501,128
19,500	Alliance Data Systems Corp. *	836,550
8,800	Amphenol Corp.-Class A *	308,968
14,000	Apple Computer, Inc. *	938,700
96,002	Autodesk, Inc.	6,279,491
15,700	Avery Dennison Corp.	920,962
254,500	Boeing Co. (The)	13,633,565
135,600	Cisco Systems, Inc. *	2,537,076
48,100	Convergys Corp. *	715,247
881,100	Dell, Inc. *	35,702,172
22,600	Emerson Electric Co.	1,510,132
220,900	First Data Corp.	9,076,781
299,408	Intel Corp.	6,691,769
41,900	Juniper Networks, Inc. *	1,153,507
12,300	Lam Research Corp. *	319,923
47,200	Lexmark International, Inc. *	4,007,280
30,200	Maxim Integrated Products, Inc.	1,236,992
26,800	Microchip Technology, Inc.	755,224
523,400	Microsoft Corp.	14,032,354
418,900	Motorola, Inc.	8,068,014
15,100	National Instruments Corp.	431,860
2,200	ProcureNet, Inc. * (b)	0
824,000	Qualcomm, Inc.	34,294,880
14,300	Rockwell Collins	569,998
107,900	Symantec Corp. *	6,885,099
74,200	Tellabs, Inc. *	634,410
9,900	Total System Services, Inc.	255,915
12,200	United Defense Industries, Inc. * (a)	552,660
64,300	Yahoo!, Inc. *	2,418,966
		157,519,994

	Transportation — 0.5%
30,500	Expeditors International of Washington, Inc.	1,624,430
15,200	FedEx Corp.	1,444,456
14,200	JB Hunt Transport Services, Inc.	570,840
		3,639,726

See accompanying notes to the Schedule of Investments.

5

	Utility — 1.8%
112,500	AES Corp. (The) *	1,377,000
3,100	Equitable Resources, Inc.	184,450
900	Southwestern Energy Co. *	49,410
261,600	Verizon Communications, Inc.	10,785,768
		12,396,628

	TOTAL COMMON STOCKS (COST $631,698,511)	667,251,830

	MUTUAL FUNDS — 0.3%

2,079,042	Dreyfus Cash Management Plus Fund (c)	2,079,042
	TOTAL MUTUAL FUNDS (COST $2,079,042)	2,079,042

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 3.2%

	Cash Equivalent — 0.5%
3,250,723	Harris Trust & Savings Bank Eurodollar Time Deposit, 1.93%, due 12/01/04 (c)	3,250,723

	U.S. Government — 0.2%
1,700,000	U.S. Treasury Bill, 2.22%, due 3/24/05 (d) (e)	1,688,287

	Repurchase Agreement — 2.5%
16,894,238	Citigroup Global Markets Repurchase Agreement, dated 11/30/04, due 12/01/04, with a maturity value of $16,894,707, and an effective yield of 1.00%, collateralized by a U.S. Treasury Bond with a rate of 11.25%, maturity date of 2/15/15, and a market value, including accrued interest of $17,240,412.	16,894,238

	TOTAL SHORT-TERM INVESTMENT (COST $21,862,372)	21,833,248

	TOTAL INVESTMENTS — 101.4% (Cost $655,639,925)	691,164,120

	Other Assets and Liabilities (net) — (1.4%)	(9,732,661)

	TOTAL NET ASSETS — 100.0%	$681,431,459

*	Non-income producing security.

(a)	All or a portion of this security is out on loan (Note 1).
(b)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees (Note 1).
(c)	Investment of security lending collateral (Note 1).
(d)	All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts (Note 1).
(e)	Rate shown represents yield to maturity.

See accompanying notes to the Schedule of Investments.

6

GMO Growth Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2004 (Unaudited)

At November 30, 2004, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$656,582,839	$54,838,453	$(20,257,172)	$34,581,281

A summary of outstanding financial instruments at November 30, 2004 is as follows:

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation

Buys

16	S&P 500	December 2004	$4,696,400	$1,202

At November 30, 2004, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

See accompanying notes to the Schedule of Investments.

7

GMO Growth Fund

(A Series of GMO Trust)

Notes to Schedule of Investments

November 30, 2004 (Unaudited)

1.     Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and which are consistently followed by GMO Growth Fund (the “Fund”).

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price.  Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price.  Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair value.  Shares of mutual funds are valued at their net asset value as reported on each business day.  Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

Futures contracts

The Fund may purchase and sell futures contracts to manage its exposure to the financial markets.  Buying futures tends to increase the Fund’s exposure to the underlying instrument.  Selling futures tends to decrease the Fund’s exposure to the underlying instrument or hedge other Fund instruments.  Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange.  In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts.  Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund.  The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed.  Futures contracts involve, to varying degrees, risk of loss in excess of the appreciation and depreciation disclosed in the Schedule of Investments.  Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions.  Losses may arise from the changes in the value of the underlying instrument, if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms.  Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.  See the Schedule of Investments for all open futures contracts held by the Fund as of November 30, 2004.

Swap agreements

The Fund may enter into swap agreements to manage its exposure to the financial markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into total return swap agreements, which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. The Fund may also enter into contracts for differences in which the Fund agrees with the counterparty that its return will be based on the relative performance of two different groups or “baskets” of securities, adjusted by an interest rate payment. To the extent that the relative performance of the two baskets of securities exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. In connection with these agreements, cash or securities may be set aside as collateral by the Fund’s custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss. Payments received or made on swap contracts are recorded as realized gain or loss. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to

8

varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts disclosed in the Schedule of Investments. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in the price of the security or index underlying these transactions.  As of November 30, 2004, the Fund held no swap agreements.

Repurchase agreements

The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date.  The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement.  The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller.  Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty.  In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited.  See the Schedule of Investments for the open repurchase agreements held by the Fund as of November 30, 2004.

Security lending

The Fund may lend its securities to certain qualified brokers.  The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan.  As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in recovery or loss of rights in the collateral should the borrower of the securities fail financially.  The Fund receives compensation for lending its securities.  As of November 30, 2004, the Fund had loaned securities having a market value of $5,179,411 collateralized by cash in the amount of $5,329,765 which was invested in short-term instruments.

2.     Additional information

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semi-annual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

9

GMO Inflation Indexed Bond Fund

(A Series of GMO Trust)

Schedule of Investments

November 30, 2004 (Unaudited)

Asset Class Summary	% of Total Net Assets
Debt Obligations	101.0%
Mutual Funds	15.1
Forward Currency Contracts	(0.0)
Short-Term Investments and Other Assets and Liabilities (net)	(4.1)
Reverse Repurchase Agreements	(12.0)
100.0%

See accompanying notes to the Schedule of Investments.

1

GMO Inflation Indexed Bond Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2004 (Unaudited)

Par Value	Description	Value ($)

	DEBT OBLIGATIONS — 101.0%

	United States — 101.0%

	Corporate Debt — 2.1%
13,850,000	JP Morgan & Co. Series MTNA, Variable Rate, CPI + 4.00%, 4.56%, due 02/15/12	15,157,440

	U.S. Government — 98.9%
19,638,360	U.S. Treasury Inflation Indexed Bond, 3.50%, due 01/15/11 (a)	22,311,019
66,536,470	U.S. Treasury Inflation Indexed Bond, 3.00%, due 07/15/12 (a) (b)	74,011,428
6,203,280	U.S. Treasury Inflation Indexed Bond, 1.88%, due 07/15/13 (a)	6,341,885
32,638,788	U.S. Treasury Inflation Indexed Bond, 2.38%, due 01/15/25 (a)	33,862,743
68,327,964	U.S. Treasury Inflation Indexed Bond, 3.63%, due 04/15/28 (a)	86,520,284
57,580,738	U.S. Treasury Inflation Indexed Bond, 3.88%, due 04/15/29 (a)	76,186,514
43,745,615	U.S. Treasury Inflation Indexed Note, 3.38%, due 01/15/07 (a)	46,609,588
30,775,653	U.S. Treasury Inflation Indexed Note, 3.88%, due 01/15/09 (a) (c)	34,632,227
72,514,478	U.S. Treasury Inflation Indexed Note, 4.25%, due 01/15/10 (a)	84,309,414
16,041,000	U.S. Treasury Inflation Indexed Note, 3.38%, due 01/15/12 (a)	18,229,094
140,790,790	U.S. Treasury Inflation Indexed Note, 2.00%, due 01/15/14 (a) (b)	144,684,542
81,218,067	US Treasury Inflation Indexed Note, 3.63%, due 01/15/08 (a) (b)	89,009,925
		716,708,663
	Total United States	731,866,103

	TOTAL DEBT OBLIGATIONS (COST $718,254,492)	731,866,103

Shares	Description	Value ($)

	MUTUAL FUNDS — 15.1%

	Affiliated Issuers — 15.1%
4,279,386	GMO Short-Duration Collateral Fund	109,038,747
28,918	GMO Special Purpose Holding Fund	531,229

	TOTAL MUTUAL FUNDS (COST $109,103,501)	109,569,976

	TOTAL INVESTMENTS — 116.1% (Cost $827,357,993)	841,436,079

	Other Assets and Liabilities (net) — (16.1%)	(117,147,324)

	TOTAL NET ASSETS — 100.0%	$724,288,755

CPI - Consumer Price Index
Variable rates - The rates shown on variable rate notes are the current interest rates at November 30, 2004, which are subject to change based on the terms of the security.

(a)	Indexed security in which price and/or coupon is linked to prices of other securities, securities indices, or other financial indicators (Note 2).
(b)	All or a portion of this security has been segregated to cover collateral requirements on reverse repurchase agreements (Note 2).
(c)	All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts (Note 2).

See accompanying notes to the Schedule of Investments.

2

GMO Inflation Indexed Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2004 (Unaudited)

At November 30, 2004, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

	Gross Unrealized	Gross Unrealized	Net Unrealized
Aggregate Cost	Appreciation	Depreciation	Appreciation
$828,167,257	$13,382,303	$(113,481)	$13,268,822

A summary of outstanding financial instruments at November 30, 2004 is as follows:

Reverse repurchase agreements

Face Value	Description	Market Value
$34,281,820	Barclays Bank, 1.75%, dated 10/05/04, to be repurchased on demand by Barclays Bank, at face value, plus accrued interest.	$34,376,809
31,875,638	Barclays Bank, 1.74%, dated 10/20/04, to be repurchased on demand by Barclays Bank, at face value, plus accrued interest.	31,940,346
20,686,322	Barclays Bank, 1.92%, dated 11/02/04, to be repurchased on demand by Barclays Bank, at face value, plus accrued interest.	20,718,237
		$87,035,392

Average balance outstanding	$58,053,447
Average interest rate	1.35%
Maximum balance outstanding	$205,772,826
Average shares outstanding	49,348,439
Average balance per share outstanding	$1.18

Average balance outstanding was calculated based on daily balances outstanding during the period that the Fund had entered into reverse repurchase agreements.

See accompanying notes to the Schedule of Investments.

3

GMO Inflation Indexed Bond Fund

(A Series of GMO Trust)

Notes to Schedule of Investments

November 30, 2004 (Unaudited)

1.     Investments in affiliated issuers

GMO Inflation Indexed Bond Fund (the “Fund”) operates as a “fund-of-funds” and makes investments in other funds of the GMO Trust (“underlying funds”).  The Schedule of Investments of the underlying funds should be read in conjunction with the Fund’s Schedule of Investments.  These schedules are available, without charge, upon request by calling (617) 346-7646 (collect).

A summary of the Fund’s transactions in the securities of these issuers during the nine months ended November 30, 2004, is set forth below:

Affiliate	Value, beginning of Period	Purchases	Sales Proceeds	Dividend Income	Realized Gain Distributions	Value, end of period
GMO Special Purpose Holding Fund	$11,526,447	$382,462	$11,926,189	$382,462	$—	$531,229
GMO Short-Duration Collateral Fund	48,297,232	74,375,532	13,700,000	9,252	40,091	109,038,747
Totals	$59,823,679	$74,757,994	$25,626,189	$391,714	$40,091	$109,569,976

2.     Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and which are consistently followed by the Fund.

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price.  Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price.  Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate.  Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair value. Shares of other funds of the Trust (“underlying funds”) and other mutual funds are valued at their net asset value as reported on each business day. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.  A security’s value may be deemed unreliable if, for example, the Manager becomes aware of information or events occurring after the close of a foreign market that would materially affect that security’s value.

Some fixed income securities are valued at the closing bid for such securities as supplied by a primary pricing source chosen by the Manager.  The Manager evaluates such primary pricing sources on an ongoing basis, and may change a pricing source should it deem it appropriate.  The Manager is informed of erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and at its discretion may override a price supplied by a source (by taking a price supplied by another source).

Securities may be valued by independent pricing services which use prices provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

4

Certain securities held by the Fund, or an underlying fund in which it invests, were valued on the basis of a price provided by a principal market maker.  The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold and the differences could be material to the market value shown in the Schedule of Investments.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars.  The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day.  Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred.  The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments.  Such fluctuations are included with net realized and unrealized gain or loss on investments.  Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of currencies and forward currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid.

Forward currency contracts

The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund’s portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized appreciation or depreciation shown in the Schedule of Investments. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized appreciation or depreciation shown in the Schedule of Investments. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if there are movements in currency values that are unfavorable to the Fund.  As of November 30, 2004, the Fund held no forward currency contracts.

Futures contracts

The Fund may purchase and sell futures contracts to manage its exposure to the financial markets.  Buying futures tends to increase the Fund’s exposure to the underlying instrument.  Selling futures tends to decrease the Fund’s exposure to the underlying instrument or hedge other Fund instruments.  Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange.  In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts.  Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund.  The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed.  Futures contracts involve, to varying degrees, risk of loss in excess of the appreciation and depreciation disclosed in the Schedule of Investments.  Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions.  Losses may arise from the changes in the value of the underlying instrument, if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms.  Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.  As of November 30, 2004, the Fund held no futures contracts.

Indexed securities

The Fund may invest in indexed securities whose redemption values and/or coupons are linked to the prices of other securities, securities indices, or other financial indicators.  The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that may be difficult to invest in through conventional securities.  Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.  See the Schedule of Investments for all indexed securities held by the Fund as of November 30, 2004.

5

Swap agreements

The Fund may enter into swap agreements to manage its exposure to the financial markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into interest rate, total return and forward swap spread lock swap agreements to manage its exposure to interest rates. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve commitments to pay interest in exchange for a market linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. Forward swap spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. In connection with these agreements, cash or securities may be set aside as collateral by the Fund’s custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss. Payments received or made on swap contracts are recorded as realized gain or loss.  These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts disclosed in the Schedule of Investments. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in interest rates.  As of November 30, 2004, the Fund held no swap agreements.

Repurchase agreements

The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date.  The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement.  The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller.  Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty.  In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited.  As of November 30, 2004, the Fund held no repurchase agreements.

Reverse repurchase agreements

The Fund may enter into reverse repurchase agreements with certain banks and broker/dealers whereby the Fund sells portfolio assets concurrent with an agreement by the Fund to repurchase the same assets at a later date at a fixed price.  In connection with these agreements, the Fund establishes segregated accounts with its custodian in which the Fund maintains cash, U.S. Government securities or other liquid high grade debt obligations in the name of the counterparty equal in value to its obligations in respect of reverse repurchase agreements.  Reverse repurchase agreements involve the risk that the market value of the securities the Fund sold may decline below the price at which it is obligated to repurchase them under the agreement. The market value of the securities the Fund has sold is determined daily and any additional required collateral is allocated to or sent by the Fund on the next business day. As of November 30, 2004, the Fund had entered into reverse repurchase agreements having a market value plus accrued interest of $87,035,392, collateralized by securities with a market value of $89,477,548.  See the Schedule of Investments for a summary of open reverse repurchase agreements held by the Fund as of November 30, 2004.

Security lending

The Fund may lend its securities to certain qualified brokers.  The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan.  As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in recovery or loss of rights in the collateral should the borrower of the securities fail financially.  The Fund receives compensation for lending its securities.  As of November 30, 2004, the Fund had no securities on loan.

6

3.     Additional information

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semi-annual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

7

GMO International Bond Fund

(A Series of GMO Trust)

Schedule of Investments

November 30, 2004 (Unaudited)

Asset Class Summary	% of Total Net Assets
Mutual Funds	91.0%
Debt Obligations	5.5
Forward Currency Contracts	3.3
Options Purchased	1.6
Futures	0.5
Swaps	0.5
Short-Term Investments and Other Assets and Liabilities (net)	(2.4)
100.0%

See accompanying notes to the Schedule of Investments.

1

GMO International Bond Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2004 (Unaudited)

Par Value		Description	Value ($)

		DEBT OBLIGATIONS — 5.5%

		Australia — 0.3%

		Asset-Backed Securities
USD	1,226,205	Medallion Trust Series 03-1G Class A, Variable Rate, 3 mo. LIBOR + .19%, 2.10%, due 12/21/33	1,228,045

		Canada — 1.9%

		Foreign Government Obligations
GBP	1,500,000	Province of Quebec, 8.63%, due 11/04/11	3,436,600
CAD	2,000,000	Government of Canada (Cayman), 7.25%, due 06/01/08	1,867,878
CAD	2,000,000	Province of British Columbia, 7.88%, due 11/30/23	2,154,661
		Total Canada	7,459,139

		Supra National — 0.1%

		Foreign Government Obligations
CAD	700,000	European Investment Bank, 8.50%, due 08/30/05	612,253

		United Kingdom — 1.9%

		Asset-Backed Securities
GBP	1,874,405	RMAC Series 03-NS1A Class A2A, 144A, AMBAC, Variable Rate, 3 mo. GBP LIBOR + .45%, 5.40%, due 06/12/35	3,600,839
GBP	2,000,000	RMAC Series 03-NS2A Class A2A, 144A, AMBAC, Variable Rate, 3 mo. GBP LIBOR + .40%, 5.35%, due 09/12/35	3,832,558
		Total United Kingdom	7,433,397

		United States — 1.3%

		U.S. Government
USD	4,701,480	US Treasury Inflation Indexed Note, 3.63%, due 01/15/08 (a) (b)	5,152,528

		TOTAL DEBT OBLIGATIONS (COST $18,546,372)	21,885,362

Principal Amount		Description	Value ($)

		OPTIONS PURCHASED — 1.6%

		Cross Currency Options — 1.6%
AUD	58,700,000	AUD Call/JPY Put, Expires 3/29/2005, Strike 80.00	597,555
EUR	36,400,000	EUR Call/USD Put, Expires 7/15/2005, Strike 1.246	3,620,082
GBP	26,000,000	GBP Call/JPY Put, Expires 10/28/2005, Strike 185.00	2,235,958
			6,453,595

		TOTAL OPTIONS PURCHASED (COST $3,911,618)	6,453,595

Shares		Description	Value ($)

		MUTUAL FUNDS — 91.0%

USD	998,804	GMO Emerging Country Debt Fund, Class III (c)	11,566,147
USD	10,334,465	GMO Short-Duration Collateral Fund (c)	263,322,176
USD	37,466	GMO Special Purpose Holding Fund (c)	688,249

See accompanying notes to the Schedule of Investments.

2

USD	3,144,800	GMO World Opportunity Overlay Fund (c)	78,651,448
USD	10,108,579	Merrimac Cash Fund, Premium Class	10,108,579

		TOTAL MUTUAL FUNDS (COST $361,352,393)	364,336,599

		TOTAL INVESTMENTS — 98.1% (Cost $383,810,383)	392,675,556

		Other Assets and Liabilities (net) — 1.9%	7,664,845

		TOTAL NET ASSETS — 100.0%	$400,340,401

144A - Securities exempt from registration under rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

AMBAC - Insured as to the payment of principal and interest by AMBAC Assurance Corporation.

Variable rates - The rates shown on variable rate notes are the current interest rates at November 30, 2004, which are subject to change based on the terms of the security.
(a)	All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts and open swap contracts (Note 2).
(b)	Indexed security in which price and/or coupon is linked to prices of other securities, securities indices, or other financial indicators (Note 2).
(c)	Affiliated issuer.

Currency Abbreviations:

AUD - Australian Dollar
CAD - Canadian Dollar
CHF - Swiss Franc
EUR - Euro
GBP - British Pound
JPY - Japanese Yen
NOK - Norwegian Krone
NZD - New Zealand Dollar
SEK - Swedish Krona
USD - United States Dollar

See accompanying notes to the Schedule of Investments.

3

GMO International Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2004 (Unaudited)

At November 30, 2004, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$384,156,655	$8,583,608	$(64,707)	$8,518,901

A summary of outstanding financial instruments at November 30, 2004 is as follows:

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)

Buys

29	Australian Government Bond 10 Yr.	December 2004	$2,383,702	$8,553
51	Australian Government Bond 3 Yr.	December 2004	4,068,288	11,615
382	Canadian Government Bond 10 Yr.	March 2005	35,557,596	107,490
265	Euro BOBL	December 2004	39,780,792	467,695
352	Euro Bund	December 2004	55,311,021	761,713
294	Federal Fund 30 Day	December 2004	119,894,216	(5,652)
47	Japanese Government Bond 10 Yr.	December 2004	63,389,075	463,699
				$1,815,113

Sales

1	Swiss Federal Bond	December 2004	$113,771	$(3,314)
54	U.S. Long Bond	March 2005	5,946,750	119,080
33	U.S. Treasury Note 10 Yr.	March 2005	3,654,750	28,576
272	U.S. Treasury Note 5 Yr.	March 2005	29,601,250	117,065
131	UK Gilt Long Bond	March 2005	27,790,113	(61,464)
				$199,943

See accompanying notes to the Schedule of Investments.

4

At November 30, 2004, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

Forward currency contracts

Settlement Date	Deliver/Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)

Buys

1/18/05	AUD	23,200,000	$17,929,539	$228,138
1/25/05	CAD	4,700,000	3,950,776	106,415
2/15/05	CHF	5,200,000	4,585,593	109,364
2/22/05	EUR	92,200,000	122,597,031	1,899,210
2/08/05	GBP	33,900,000	64,509,013	2,149,622
12/14/04	JPY	16,820,000,000	163,756,120	9,254,596
12/07/04	NZD	22,800,000	16,324,942	1,504,942

				$15,252,287

Sales

1/18/05	AUD	18,100,000	$13,988,132	$(521,765)
2/22/05	EUR	10,500,000	13,961,701	(14,650)
12/14/04	JPY	3,370,000,000	32,809,639	(1,523,145)

				$(2,059,560)

Forward cross currency contracts

Settlement Date	Deliver/Units of Currency				Net Unrealized Appreciation (Depreciation)

12/21/04	CHF	42,370,812	EUR	27,400,000	(849,613)
12/21/04	EUR	3,300,000	CHF	5,035,767	43,143
1/11/05	EUR	12,500,000	NOK	102,293,300	104,289
2/01/05	EUR	37,800,000	SEK	343,513,170	817,567
2/01/05	SEK	71,753,515	EUR	8,000,000	(32,142)

					$83,244

See accompanying notes to the Schedule of Investments.

5

Swap Agreements

Notional Amount	Expiration Date	Description	Net Unrealized Appreciation (Depreciation)
Interest rate Swaps

17,600,000 GBP	9/1/06	Agreement with JP Morgan Chase Bank dated 9/01/04 to pay the notional amount multiplied by 5.1425% and to receive the notional amount multiplied by the 6 month Floating Rate British LIBOR.	$(176,797)

237,800,000 SEK	9/3/06	Agreement with JP Morgan Chase Bank dated 9/01/04 to receive the notional amount multiplied by 3.095% and to pay the notional amount multiplied by the 3 month Floating Rate Swedish LIBOR.	235,070

17,700,000 GBP	10/1/06	Agreement with JP Morgan Chase Bank dated 10/01/04 to pay the notional amount multiplied by 5.0775% and to receive the notional amount multiplied by the 6 month Floating Rate British LIBOR.	(146,072)

237,800,000 SEK	10/5/06	Agreement with Citibank N.A. dated 10/01/04 to receive the notional amount multiplied by 3.15% and to pay the notional amount multiplied by the 3 month Floating Rate Swedish LIBOR.	262,904

18,400,000 GBP	11/1/06	Agreement with Deutsche Bank AG dated 11/01/04 to pay the notional amount multiplied by 4.9375% and to receive the notional amount multiplied by the 6 month Floating Rate British LIBOR.	(67,877)

238,300,000 SEK	11/3/06	Agreement with Citibank N.A. dated 11/01/04 to receive the notional amount multiplied by 2.9775% and to pay the notional amount multiplied by the 3 month Floating Rate Swedish LIBOR.	143,495

35,000,000 SEK	8/30/07	Agreement with Deutsche Bank AG dated 8/26/04 to receive the notional amount multiplied by 3.60% and to pay the notional amount multiplied by the 3 month Floating Rate Swedish LIBOR.	80,055

6,000,000 SEK	5/22/09	Agreement with Citibank N.A. dated 5/21/04 to receive the notional amount multiplied by 4.3775% and to pay the notional amount multiplied by the 3 month Floating Rate Swedish LIBOR.	27,711

See accompanying notes to the Schedule of Investments.

6

43,900,000 SEK	7/15/11	Agreement with Citibank N.A. dated 7/13/04 to receive the notional amount multiplied by 4.615% and to pay the notional amount multiplied by the 3 month Floating Rate Swedish LIBOR.	250,986

2,200,000 CHF	2/26/14	Agreement with Deutsche Bank AG dated 2/24/04 to pay the notional amount multiplied by 2.77% and to receive the notional amount multiplied by the 6 month Floating Rate Swiss LIBOR.	(50,547)

17,200,000 SEK	5/21/14	Agreement with Citibank N.A. dated 5/18/04 to receive the notional amount multiplied by 5.0725% and to pay the notional amount multiplied by the 3 month Floating Rate Swedish LIBOR.	157,519

11,200,000 CAD	9/20/14	Agreement with JP Morgan Chase Bank dated 9/20/04 to receive the notional amount multiplied by 4.83% and to pay the notional amount multiplied by the 3 month Floating Canadian Deposit Offering Rate.	63,213

12,100,000 AUD	9/21/14	Agreement with JP Morgan Chase Bank dated 9/20/04 to pay the notional amount multiplied by 5.795% and to receive the notional amount multiplied by the 6 month Floating Rate Australian BBSW.	(104,204)

6,000,000 SEK	9/29/14	Agreement with Deutsche Bank AG dated 9/23/04 to receive the notional amount multiplied by 4.61% and to pay the notional amount multiplied by the 3 month Floating Rate Swedish LIBOR.	16,191

11,200,000 CAD	10/18/14	Agreement with Deutsche Bank AG dated 10/18/04 to receive the notional amount multiplied by 4.8625% and to pay the notional amount multiplied by the 3 month Floating Canadian Deposit Offering Rate.	74,555

4,900,000 GBP	10/18/14	Agreement with JP Morgan Chase Bank dated 10/18/04 to pay the notional amount multiplied by 5.075% and to receive the notional amount multiplied by the 6 month Floating Rate British LIBOR.	(111,689)

7,400,000 CHF	11/11/14	Agreement with Deutsche Bank AG dated 11/09/04 to pay the notional amount multiplied by 2.675% and to receive the notional amount multiplied by the 6 month Floating Rate Swiss LIBOR.	(80,468)

5,200,000 GBP	11/17/14	Agreement with Citibank N.A. dated 11/16/04 to pay the notional amount multiplied by 4.96625% and to receive the notional amount multiplied by the 6 month Floating Rate British LIBOR.	(34,161)

9,500,000 USD	11/18/14	Agreement with JP Morgan Chase Bank dated 11/16/04 to receive the notional amount multiplied by 4.625% and to pay the notional amount multiplied by the 3 month Floating Rate LIBOR.	(101,465)

See accompanying notes to the Schedule of Investments.

7

5,000,000 EUR	3/21/30	Agreement with UBS AG dated 3/17/00 to receive the notional amount multiplied by 5.895% and to pay the notional amount multiplied by the 3 month Floating Rate EURIBOR.	1,368,656

Total return Swaps

33,000,000 USD	7/21/05	Agreement with JP Morgan Chase Bank dated 7/01/03 to receive the notional amount multiplied by the return on the JP Morgan Non-U.S. Hedged Traded Total Return Government Bond Index and to pay the notional amount multiplied by the 1 month LIBOR adjusted by a specified spread.	26,219

112,000,000 USD	7/21/06	Agreement with JP Morgan Chase Bank dated 6/16/04 to receive the notional amount multiplied by the return on the JP Morgan Non-U.S. Hedged Traded Total Return Government Bond Index and to pay the notional amount multiplied by the 1 month LIBOR adjusted by a specified spread.	88,984

			$1,922,278

See accompanying notes to the Schedule of Investments.

8

GMO International Bond Fund

(A Series of GMO Trust)

Notes to Schedule of Investments

November 30, 2004 (Unaudited)

1.     Investments in affiliated issuers

GMO International Bond Fund (the “Fund”) makes investments in other funds of the GMO Trust (“underlying funds”). The Schedule of Investments of the underlying funds should be read in conjunction with the Fund’s Schedule of Investments. These schedules are available, without charge, upon request by calling (617) 346-7646 (collect).

A summary of the Fund’s transactions in the securities of these issuers during the nine months ended November 30, 2004, is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Capital Gain Distributions	Value, end of period
GMO Emerging Country Debt Fund, Class III	$8,077,693	$2,463,620	$—	$205,209	$58,411	$11,566,147
GMO Short-Duration Collateral Fund	208,816,182	153,533,983	102,100,000	31,152	134,994	263,322,176
GMO Special Purpose Holding Fund	14,933,426	495,510	14,167,837	—	—	688,249	*
GMO World Opportunity Overlay Fund	—	78,620,000	—	—	—	78,651,448
Totals	$231,827,301	$235,113,113	$116,267,837	$236,361	$193,405	$354,228,020

* After effect of return of capital distribution of $577,500 on June 10, 2004.

2.     Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and which are consistently followed by the Fund.

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price.  Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price.  Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate.  Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair value.  Shares of other funds of the Trust (“underlying funds”) and other mutual funds are valued at their net asset value as reported on each business day.  Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.  A security’s value may be deemed unreliable if, for example, the Manager becomes aware of information or events occurring after the close of a foreign market that would materially affect that security’s value.

Some fixed income securities are valued at the closing bid for such securities as supplied by a primary pricing source chosen by the Manager.  The Manager evaluates such primary pricing sources on an ongoing basis, and may change a pricing source should it deem it appropriate.  The Manager is informed of erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and at its discretion may override a price supplied by a source (by taking a price supplied by another source).

Securities may be valued by independent pricing services which use prices provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

Certain securities held by the Fund, or underlying Funds in which it invests, were valued on the basis of a price provided by a principal market maker. The prices provided by the principal market maker may differ from the value that would be realized if the securities were sold and the differences could be material to the market value shown in the Schedule of Investments.

9

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars.  The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day.  Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred.  The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments.  Such fluctuations are included with net realized and unrealized gain or loss on investments.  Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of currencies and forward currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid.

Forward currency contracts

The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund’s portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized appreciation or depreciation shown in the Schedule of Investments. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized appreciation or depreciation shown in the Schedule of Investments. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if there are movements in currency values that are unfavorable to the Fund. The value of the currencies the Fund has committed to buy or sell is shown in the Schedule of Investments and represents the currency exposure the Fund has acquired or hedged through forward currency contracts as of November 30, 2004.

Futures contracts

The Fund may purchase and sell futures contracts to manage its exposure to the financial markets.  Buying futures tends to increase the Fund’s exposure to the underlying instrument.  Selling futures tends to decrease the Fund’s exposure to the underlying instrument or hedge other Fund instruments.  Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange.  In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts.  Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund.  The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed.  Futures contracts involve, to varying degrees, risk of loss in excess of the appreciation and depreciation disclosed in the Schedule of Investments.  Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions.  Losses may arise from the changes in the value of the underlying instrument, if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms.  Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See the Schedule of Investments for all open futures contracts held by the Fund as of November 30, 2004.

Options

The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest.  Writing put options tends to increase the Fund’s exposure to the underlying instrument.  Writing call options tends to decrease the Fund’s exposure to the underlying instrument.  When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written.  Premiums received from writing options which expire are treated as realized gains.  Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss.  The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option.  In the event that the Fund writes uncovered call options (i.e. options for investments that the Fund does not own), it bears the risk of incurring substantial losses if the price of the underlying investment increases during the term of the option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. As of November 30, 2004, the Fund held no written option contracts.

The Fund may also purchase put and call options.  Purchasing call options tends to increase the Fund’s exposure to the underlying instrument.  Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument.  The Fund pays a premium as a cost for a purchased option disclosed in the Schedule of Investments, which is subsequently marked to market to reflect the current value of the option.  Premiums paid for purchasing options which expire are treated as realized losses.  Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. See the Schedule of Investments for all open purchased option contracts held by the Fund as of November 30, 2004.

10

Exchange traded options are valued at the last sale price, or if no sale is reported, the last bid price for purchased options and the last ask price for written options.  Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Manager.

Indexed securities

The Fund may invest in indexed securities whose redemption values and/or coupons are linked to the prices of other securities, securities indices, or other financial indicators.  The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that may be difficult to invest in through conventional securities.  Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.  See the Schedule of Investments for all indexed securities held by the Fund as of November 30, 2004.

Swap agreements

The Fund may enter into swap agreements to manage its exposure to the financial markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into interest rate, total return, forward swap spread lock and credit default swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve commitments to pay interest in exchange for a market linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. Forward swap spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party on its obligation. The Fund may use credit default swaps to provide a measure of protection against defaults of sovereign or corporate issuers (i.e., to reduce risk where the Fund owns or has exposure to the issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. In connection with these agreements, cash or securities may be set aside as collateral by the Fund’s custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral.  Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss.  Payments received or made on swap contracts are recorded as realized gain or loss. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market, and documentation risk in excess of the amounts disclosed in the Schedule of Investments. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in interest rates. See the Schedule of Investments for a summary of open swap agreements held by the Fund as of November 30, 2004.

Repurchase agreements

The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date.  The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement.  The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller.  Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty.  In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited. As of November 30, 2004, the Fund held no repurchase agreements.

Reverse repurchase agreements

The Fund may enter into reverse repurchase agreements with certain banks and broker/dealers whereby the Fund sells portfolio assets concurrent with an agreement by the Fund to repurchase the same assets at a later date at a fixed price.  In connection with these agreements, the Fund establishes segregated accounts with its custodian in which the Fund maintains cash, U.S. Government securities or other liquid high grade debt obligations in the name of the counterparty equal in value to its obligations in respect of reverse repurchase agreements.  Reverse repurchase agreements involve the risk that the market value of the securities the Fund has sold may decline below the price at which it is obligated to repurchase them under the agreement. The market value of the securities the Fund has sold is determined daily and any additional required collateral is allocated to or sent by the Fund on the next business day.  As of November 30, 2004, the Fund held no reverse repurchase agreements.

Security lending

The Fund may lend its securities to certain qualified brokers.  The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan.  As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in recover or loss of rights in the collateral should

11

the borrower of the securities fail financially.  The Fund receives compensation for lending its securities.  At November 30, 2004, the Fund had no securities on loan.

3.     Additional information

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semi-annual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

12

GMO International Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

November 30, 2004 (Unaudited)

Asset Class Summary	% of Total Net Assets
Mutual Funds	100.0%
Short-Term Investments and Other Assets and Liabilities (net)	0.0
100.0%

See accompanying notes to the Schedule of Investments.

1

GMO International Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2004 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%
663,695	GMO Emerging Countries Fund, Class III	10,499,649
4,469,743	GMO Emerging Markets Fund, Class VI	78,935,657
6,815,076	GMO International Growth Fund, Class III	176,851,210
6,430,475	GMO International Intrinsic Value Fund, Class IV	177,545,405
758,932	GMO International Small Companies Fund, Class III	13,971,939
	TOTAL MUTUAL FUNDS (COST $381,542,742)	457,803,860

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENT — 0.0%

	Repurchase Agreement — 0.0%

13,127	Citigroup Global Markets Repurchase Agreement, dated 11/30/04, due 12/01/04, with a maturity value of $13,127, and an effective yield of 1.00%, collateralized by a U.S. Treasury Bond with a rate of 11.25%, maturity date of 2/15/15, and a market value, including accrued interest of $13,396.	13,127

	TOTAL SHORT-TERM INVESTMENT (COST $13,127)	13,127

	TOTAL INVESTMENTS — 100.0%
	(Cost $381,555,869)	457,816,987

	Other Assets and Liabilities (net) — 0.0%	(25,212)

	TOTAL NET ASSETS — 100.0%	$457,791,775

See accompanying notes to the Schedule of Investments.

2

GMO International Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2004 (Unaudited)

At November 30, 2004, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$382,141,308	$75,675,679	$—	$75,675,679

See accompanying notes to the Schedule of Investments.

3

GMO International Equity Allocation Fund

(A Series of GMO Trust)

Notes to Schedule of Investments

November 30, 2004 (Unaudited)

1.              Investments in affiliated issuers

GMO International Equity Allocation Fund (the “Fund”) operates as a “fund-of-funds” and makes investments in other funds of the GMO Trust (“underlying funds”).  The Schedule of Investments of the underlying funds should be read in conjunction with the Fund’s Schedule of Investments.  These schedules are available, without charge, upon request by calling (617) 346-7646 (collect) or by visiting GMO’s website at www.gmo.com.

A summary of the Fund’s transactions in the shares of these issuers during the nine months ended November 30, 2004, is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain Distributions	Value, end of period
GMO Emerging Countries Fund, Class III	$9,291,363	$786,890	$239,276	$10,196	$537,847	$10,499,649
GMO Emerging Markets Fund, Class VI	44,703,717	33,565,592	10,328,876	335,437	4,595	78,935,657
GMO International Growth Fund, Class III	81,624,250	83,014,344	3,929,018	517,057	1,109,639	176,851,210
GMO International Intrinsic Value Fund, Class IV	99,933,198	68,816,269	12,607,036	862,883	—	177,545,405
GMO International Small Companies Fund, Class III	20,719,281	12,505,678	19,572,589	97,104	1,027,538	13,971,939

Totals	$256,271,809	$198,688,773	$46,676,795	$1,822,677	$2,679,619	$457,803,860

2.              Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and which are consistently followed by the Fund.

Portfolio valuation

Shares of underlying funds are valued at their net asset value as reported on each business day.  Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price.  Foreign equity securities held by certain underlying funds in which the Fund invests are valued using fair value prices based on modeling tools by third party vendors to the extent that these fair value prices are available.  Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price.  Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost, which approximates fair value.  Securities for which quotations are not readily available or whose values the manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.  A security’s value may be deemed unreliable if, for example, the manager becomes aware of information or events occurring after the close of a foreign market that would materially affect that security’s value.

4

Repurchase agreements

The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date.  The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement.  The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller.  Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty.  In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited. See the Schedule of Investments for the open repurchase agreement held by the Fund as of November 30, 2004.

Investment risk

The Fund is subject to the investment risk associated with an investment in the underlying funds, some of which may invest in foreign securities.  There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities.  These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions.  In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.  The risks described above apply to an even greater extent to investments in emerging markets.  The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.  Additionally, the investment risk associated with an investment in the underlying funds may be more pronounced to the extent that the underlying funds engage in derivative transactions.

3.              Additional information

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semi-annual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

5

GMO Intrinsic Value Fund

(A Series of GMO Trust)

Schedule of Investments

November 30, 2004 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	98.0%
Short-Term Investments and Other Assets and Liabilities (net)	1.6
Mutual Fund	0.4
Futures	0.0
Rights & Warrants	0.0
100.0%

Industry Sector Summary	% of Equity Investments
Financial	23.2%
Utility	17.1
Oil & Gas	10.5
Health Care	9.9
Retail Stores	7.5
Consumer Goods	7.4
Technology	7.1
Automotive	4.9
Construction	3.5
Manufacturing	2.6
Services	2.6
Food & Beverage	1.6
Primary Process Industry	0.9
Transportation	0.7
Machinery	0.3
Materials	0.1
Metals & Mining	0.1
100.0%

See accompanying notes to the Schedule of Investments.

1

GMO Intrinsic Value Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2004 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 98.0%

	Automotive — 4.8%
3,800	American Axle & Manufacturing Holdings, Inc.	110,808
5,800	ArvinMeritor, Inc.	127,310
7,000	Dana Corp.	114,450
12,600	Delphi Corp.	113,400
2,200	Eaton Corp.	148,280
83,954	Ford Motor Co. (a)	1,190,468
44,482	General Motors Corp.	1,716,560
2,100	Goodyear Tire & Rubber Co. (The) * (a)	26,502
13,000	Harley-Davidson, Inc.	751,660
6,700	Johnson Controls, Inc.	411,380
8,000	Lear Corp.	464,000
		5,174,818

	Construction — 3.4%
12,500	Annaly Mortgage Management, Inc. REIT (a)	247,500
1,900	Beazer Homes USA, Inc.	235,600
5,400	Centex Corp.	283,338
10,450	D.R. Horton, Inc.	367,945
1,300	iStar Financial Inc. REIT	57,070
3,500	KB Home	307,615
4,800	Lafarge North America, Inc.	240,720
4,500	Lennar Corp.-Class A	202,185
2,870	MDC Holdings, Inc.	217,259
200	NVR, Inc. *	138,180
3,600	Prologis Trust REIT	144,828
1,400	Public Storage, Inc. REIT	74,732
5,600	Pulte Homes, Inc.	309,456
1,400	Regency Centers Corp. REIT	72,800
3,300	Ryland Group, Inc.	334,455
2,500	Standard-Pacific Corp.	140,025
5,000	Toll Brothers, Inc. *	256,900
600	York International Corp.	22,122
		3,652,730

	Consumer Goods — 7.2%
56,700	Altria Group, Inc.	3,259,683
3,700	Brunswick Corp.	180,634
2,700	Callaway Golf Co.	31,752
1,500	Columbia Sportswear Co. *	85,350
39,100	Eastman Kodak Co.	1,278,961
1,800	Gillette Co. (The)	78,282
15,700	Jones Apparel Group, Inc.	557,821
5,000	Kimberly Clark Corp.	318,050
7,800	Liz Claiborne, Inc.	320,346
12,800	Maytag Corp.	257,280
6,700	Mohawk Industries, Inc. *	587,590
5,100	Reynolds American, Inc. (a)	385,713
3,100	VF Corp.	167,369
4,700	Whirlpool Corp.	303,385
		7,812,216

See accompanying notes to the Schedule of Investments.

2

	Financial — 22.7%
2,300	Allmerica Financial Corp. *	74,865
27,800	Allstate Corp. (The)	1,403,900
5,500	AMBAC Financial Group, Inc.	447,315
4,100	American Financial Group, Inc.	129,068
25,900	American International Group, Inc.	1,640,765
400	American National Insurance Co.	40,660
3,700	AmeriCredit Corp. *	77,478
4,900	AmerUs Group Co.	213,493
4,600	AmSouth Bancorp	119,278
2,000	Associated Banc Corp.	66,460
4,800	Astoria Financial Corp.	199,200
15,072	Bank of America Corp.	697,382
10,600	BB&T Corp.	449,970
5,480	Bear Stearns Cos. (The), Inc.	534,738
11,800	Capital One Financial Corp.	927,244
9,500	Citigroup, Inc.	425,125
900	City National Corp.	61,560
1,000	CNA Financial Corp. *	26,110
5,900	Colonial BancGroup (The), Inc.	125,257
10,400	Comerica, Inc.	639,600
700	Commerce Group, Inc.	41,573
1,100	Cullen/Frost Bankers, Inc.	52,701
2,000	Downey Financial Corp.	115,480
800	Erie Indemnity Co.-Class A	41,744
27,100	Fannie Mae	1,861,770
17,037	Fidelity National Financial, Inc.	730,717
10,200	First American Corp.	336,090
2,000	First Horizon National Corp.	87,400
7,900	Flagstar Bancorp, Inc.	172,141
12,000	Freddie Mac	819,120
400	GATX Corp.	11,776
2,700	Greater Bay Bancorp	78,435
8,500	Hartford Financial Services Group, Inc.	544,000
2,000	Hibernia Corp.-Class A	57,840
2,900	Jefferson Pilot Corp.	142,651
25,880	JPMorgan Chase & Co.	974,382
13,400	KeyCorp	446,086
1,800	Lincoln National Corp.	82,836
13,000	Loews Corp.	908,830
800	Marshall & Ilsley Corp.	33,352
44,600	MBNA Corp.	1,184,576
7,000	Metlife, Inc.	273,000
8,600	MGIC Investment Corp.	584,800
21,172	National City Corp.	785,058
4,200	Nationwide Financial Services, Inc.-Class A	157,836
11,800	Old Republic International Corp.	294,882
2,700	People’s Bank	107,352
6,400	PMI Group (The), Inc.	263,552
3,900	PNC Financial Services Group, Inc.	212,160
2,500	Protective Life Corp.	104,625
17,000	Providian Financial Corp. *	272,850
5,200	Radian Group, Inc.	266,500
7,901	Regions Financial Corp.	276,456
2,900	Ryder System, Inc.	155,556
500	Student Loan Corp.	88,205
2,500	Suntrust Banks, Inc.	178,250
10,900	Torchmark Corp.	598,519
1,300	Trustmark Corp.	40,040
1,200	UnionBanCal Corp.	74,196
1,100	Unitrin, Inc.	52,404
29,000	UnumProvident Corp.	451,530
2,900	Wachovia Corp.	150,075
2,500	Washington Federal, Inc.	67,425
47,700	Washington Mutual, Inc.	1,941,867
2,300	Webster Financial Corp.	115,115
1,200	Whitney Holding Corp.	55,368
		24,590,589

See accompanying notes to the Schedule of Investments.

3

	Food & Beverage — 1.6%
5,400	Archer Daniels Midland Co.	114,480
11,600	Coca Cola Enterprises, Inc.	241,280
7,800	ConAgra Foods, Inc.	210,990
1,700	Corn Products International, Inc.	92,514
3,400	Hormel Foods Corp.	104,074
600	Lancaster Colony Corp.	26,208
1,100	McCormick & Co., Inc.	40,095
6,300	PepsiAmericas, Inc.	132,993
19,700	Sara Lee Corp.	462,556
16,324	Tyson Foods, Inc.-Class A	267,550
		1,692,740

	Health Care — 9.7%
2,900	Aetna, Inc.	343,679
17,700	AmerisourceBergen Corp.	1,043,238
2,200	Bausch & Lomb, Inc.	129,536
16,200	Bristol-Myers Squibb Co.	380,700
20,200	Cigna Corp.	1,414,404
7,700	Guidant Corp.	499,191
9,800	Health Net, Inc. *	266,756
1,900	Humana, Inc. *	47,158
22,900	Johnson & Johnson	1,381,328
6,500	King Pharmaceuticals, Inc. *	80,925
9,800	Lincare Holdings, Inc. *	378,182
100	Manor Care, Inc.	3,445
12,500	McKesson Corp.	369,375
36,600	Merck & Co., Inc.	1,025,532
700	Pacificare Health Systems, Inc. *	33,880
73,200	Pfizer, Inc.	2,032,764
1,000	Renal Care Group, Inc. *	33,300
16,700	Schering-Plough Corp.	298,095
28,000	Tenet Healthcare Corp. *	303,800
5,400	UnitedHealth Group, Inc.	447,390
		10,512,678

	Machinery — 0.2%
2,600	Deere & Co.	186,498
1,100	National-Oilwell, Inc. *	39,820
500	Stanley Works (The)	23,380
		249,698

	Manufacturing — 2.5%
6,500	American Standard Cos., Inc. *	253,110
2,100	Bemis Co., Inc.	58,464
23,800	General Electric Co.	841,568
5,800	Honeywell International, Inc.	204,914
2,800	Illinois Tool Works, Inc.	263,844
10,600	Owens-IIlinois, Inc. *	221,752
2,400	Pactiv Corp. *	59,640
5,700	Pentair, Inc.	228,114
2,000	Precision Castparts Corp.	129,680
6,400	Smurfit-Stone Container Corp. (a)	114,944
2,500	Sonoco Products Co.	71,100
6,600	SPX Corp.	271,326
		2,718,456

See accompanying notes to the Schedule of Investments.

4

	Materials — 0.2%
3,000	Dow Chemical Co	151,410

	Metals & Mining — 0.1%
1,500	Alcoa, Inc.	50,970
800	Phelps Dodge Corp.	77,704
		128,674

	Oil & Gas — 10.3%
5,100	Amerada Hess Corp.	453,135
4,100	Anadarko Petroleum Corp.	285,360
2,100	Apache Corp.	113,526
8,000	Burlington Resources, Inc.	371,280
34,600	ChevronTexaco Corp.	1,889,160
12,709	ConocoPhillips	1,156,392
94,100	Exxon Mobil Corp.	4,822,625
1,800	Kerr-McGee Corp.	112,014
12,500	Marathon Oil Corp.	493,000
8,700	Occidental Petroleum Corp.	523,827
1,800	Sunoco, Inc.	148,608
2,600	Unocal Corp.	119,704
14,500	Valero Energy Corp.	678,455
		11,167,086

	Primary Process Industry — 0.9%
3,000	Engelhard Corp.	89,670
300	FMC Corp. *	14,865
2,400	Lubrizol Corp.	82,920
3,800	Nucor Corp.	201,020
3,500	Praxair, Inc.	157,150
5,300	Sherwin-Williams Co. (The)	236,380
2,500	Steel Dynamics, Inc. (a)	101,325
4,600	Worthington Industries, Inc.	98,946
		982,276

	Retail Stores — 7.4%
5,600	Abercrombie & Fitch Co.-Class A	255,080
33,300	Albertson’s, Inc.	842,490
1,000	American Eagle Outfitters, Inc.	41,770
9,400	Bed Bath & Beyond, Inc. *	375,323
2,000	BJ’s Wholesale Club, Inc. *	59,380
4,500	Blockbuster, Inc.-Class A (a)	38,160
800	Costco Wholesale Corp.	38,880
3,300	CVS Corp.	149,721
700	Dillard’s, Inc.-Class A	17,626
4,500	Dollar Tree Stores, Inc. *	125,235
700	Federated Department Stores	38,360
64,500	Home Depot, Inc.	2,692,875
9,900	JC Penney Co., Inc. Holding Co.	382,140
17,400	Kroger Co. *	281,532
3,700	Limited Brands, Inc.	90,428
6,600	Lowe’s Cos., Inc.	365,178
4,300	May Department Stores Co. (The)	120,916
600	Neiman-Marcus Group, Inc.-Class A	39,186

See accompanying notes to the Schedule of Investments.

5

300	Nordstrom, Inc.	13,125
7,800	Rent-A-Center, Inc. *	198,822
2,600	Ross Stores, Inc.	69,940
39,300	Safeway, Inc. *	757,704
7,600	Sears Roebuck & Co.	395,428
11,200	Supervalu, Inc.	353,808
9,000	TJX Cos., Inc.	211,860
		7,954,967

	Services — 2.5%
9,350	Applebee’s International, Inc.	240,295
9,400	Brinker International, Inc. *	320,822
3,900	Brink’s Co. (The)	150,579
4,100	Caesars Entertainment, Inc. *	77,080
100	Catalina Marketing Corp.	2,810
21,000	Cendant Corp.	476,070
7,800	First Health Group Corp. *	138,996
1,700	Harrah’s Entertainment, Inc.	104,380
7,500	Manpower, Inc.	362,775
4,200	McDonald’s Corp.	129,108
1,300	MGM Grand, Inc. *	75,790
7,700	Outback Steakhouse, Inc.	333,410
2,000	Regis Corp.	89,300
7,500	Sabre Holdings Corp.	173,100
1,800	Wendy’s International, Inc.	64,206
		2,738,721

	Technology — 7.0%
2,300	Arrow Electronics, Inc. *	56,419
2,500	Avnet, Inc. *	46,000
12,000	Boeing Co. (The)	642,840
60,700	Dell, Inc. *	2,459,564
24,800	Electronic Data Systems Corp.	556,760
22,200	First Data Corp.	912,198
3,400	Goodrich Corp.	107,950
1,800	Harris Corp.	119,142
47,487	Hewlett-Packard Co.	949,740
10,000	Ikon Office Solutions, Inc.	112,800
9,800	Ingram Micro, Inc.-Class A *	188,552
3,000	Lexmark International, Inc. *	254,700
4,800	Lockheed Martin Corp.	292,032
15,200	Motorola, Inc.	292,752
1,100	NCR Corp. *	65,703
1,700	Rockwell Automation, Inc.	80,410
1,900	Tech Data Corp. *	86,241
13,400	Time Warner, Inc. *	237,314
1,200	W.W. Grainger, Inc.	74,232
		7,535,349

	Transportation — 0.7%
4,900	Burlington Northern Santa Fe Corp.	220,696
3,400	CNF, Inc.	158,950
9,600	Norfolk Southern Corp.	329,568
		709,214

See accompanying notes to the Schedule of Investments.

6

	Utility — 16.8%
14,100	AES Corp. (The) *	172,584
3,300	Allegheny Energy, Inc. * (a)	63,162
2,300	Alliant Energy Corp.	62,744
2,800	Alltel Corp.	158,732
200	Ameren Corp.	9,684
20,500	American Electric Power Co., Inc.	700,485
76,491	AT&T Corp.	1,399,785
68,300	BellSouth Corp.	1,831,806
11,600	Centerpoint Energy, Inc.	129,456
8,200	CMS Energy Corp. *	83,640
4,900	Consolidated Edison, Inc.	214,865
2,200	Constellation Energy Group, Inc.	96,140
6,700	DTE Energy Co.	293,996
27,500	Duke Energy Corp.	695,200
2,300	Duquesne Light Holdings, Inc.	40,572
16,300	Edison International	519,970
51,100	El Paso Corp.	533,484
1,000	Equitable Resources, Inc.	59,500
7,600	Exelon Corp.	316,996
4,600	FirstEnergy Corp.	194,258
3,300	FPL Group, Inc.	232,089
1,700	Great Plains Energy, Inc.	50,337
4,200	NiSource, Inc.	91,518
3,700	OGE Energy Corp.	95,645
25,300	PG&E Corp. *	841,478
1,500	Pinnacle West Capital Corp.	66,300
5,000	PPL Corp.	259,750
4,700	Progress Energy, Inc.	206,377
6,800	Public Service Enterprise Group, Inc.	299,132
3,300	Puget Energy, Inc.	77,550
2,100	Reliant Energy, Inc. *	24,948
142,853	SBC Communications, Inc.	3,595,610
6,400	Sempra Energy	236,672
16,100	Sprint Corp.-FON Group	367,241
7,500	TECO Energy, Inc.	112,200
5,700	TXU Corp.	358,074
86,652	Verizon Communications, Inc.	3,572,662
7,500	Xcel Energy, Inc.	135,450
		18,200,092

	TOTAL COMMON STOCKS (COST $95,589,818)	105,971,714

	MUTUAL FUND — 0.4%

453,743	Dreyfus Cash Management Plus Fund (b)	453,743
	TOTAL MUTUAL FUND (COST $453,743)	453,743

	RIGHTS AND WARRANTS — 0.0%

	Technology — 0.0%
800	Seagate Technology Inc., Rights (c)	8

	TOTAL RIGHTS AND WARRANTS (COST $0)	8

See accompanying notes to the Schedule of Investments.

7

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 2.6%

	Cash Equivalent — 0.7%
709,457	Harris Trust & Savings Bank Eurodollar Time Deposit, 1.93%, due 12/01/04 (b)	709,457

	U.S. Government — 0.2%
200,000	U.S. Treasury Bill, 2.22%, due 3/24/05 (d) (e)	198,622

	Repurchase Agreement — 1.7%
1,848,454	Citigroup Global Markets Repurchase Agreement, dated 11/30/04, due 12/01/04, with a maturity value of $1,848,505, and an effective yield of 1.0%, collateralized by a U.S. Treasury Bond with a rate of 11.25%, maturity date of 2/15/15, and a market value, including accrued interest of $1,886,218.	1,848,454

	TOTAL SHORT-TERM INVESTMENT (COST $2,759,959)	2,756,533

	TOTAL INVESTMENTS — 101.0%
	(Cost $98,803,520)	109,181,998

	Other Assets and Liabilities (net) — (1.0%)	(1,018,331)

	TOTAL NET ASSETS — 100.0%	$108,163,667

REIT - Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of this security is out on loan (Note 1).
(b)	Investment of security lending collateral (Note 1).
(c)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees (Note 1).
(d)	All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts (Note 1).
(e)	Rate shown represents yield to maturity.

See accompanying notes to the Schedule of Investments.

8

GMO Intrinsic Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2004 (Unaudited)

At November 30, 2004, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation

$99,497,527	$11,910,738	$(2,226,267)	$9,684,471

A summary of outstanding financial instruments at November 30, 2004 is as follows:

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation

Buys

4	S&P 500	December 2004	$1,174,100	$3,275

At November 30, 2004, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

See accompanying notes to the Schedule of Investments.

9

GMO Intrinsic Value Fund

(A Series of GMO Trust)

Notes to Schedule of Investments

November 30, 2004 (Unaudited)

1.              Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and which are consistently followed by the GMO Intrinsic Value Fund (the “Fund”).

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price.  Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price.  Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair value.  Shares of mutual funds are valued at their net asset value as reported on each business day.  Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued as determined in good faith by the Trustees or other persons acting at their direction.

Futures contracts

The Fund may purchase and sell futures contracts to manage its exposure to the financial markets.  Buying futures tends to increase the Fund’s exposure to the underlying instrument.  Selling futures tends to decrease the Fund’s exposure to the underlying instrument or hedge other Fund instruments.  Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange.  In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts.  Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund.  The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed.  Futures contracts involve, to varying degrees, risk of loss in excess of the appreciation and depreciation disclosed in the Schedule of Investments.  Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions.  Losses may arise from the changes in the value of the underlying instrument, if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms.  Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.  See the Schedule of Investments for open futures contracts held by the Fund as of November 30, 2004.

Swap agreements

The Fund may enter into swap agreements to manage its exposure to the financial markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into total return swap agreements, which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. The Fund may also enter into contracts for differences in which the Fund agrees with the counterparty that its return will be based on the relative performance of two different groups or “baskets” of securities, adjusted by an interest rate payment. To the extent that the relative performance of the two baskets of securities exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. In connection with these agreements, cash or securities may be set aside as collateral by the Fund’s custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss. Payments received or made on swap contracts are recorded as realized gain or loss. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying

10

degrees, elements of credit, legal, market and documentation risk in excess of the amounts disclosed in the Schedule of Investments. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in the price of the security or index underlying these transactions.  As of November 30, 2004, the Fund held no swap contracts.

Repurchase agreements

The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date.  The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement.  The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller.  Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty.  In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited.  See the Schedule of Investments for the open repurchase agreement held by the Fund as of November 30, 2004.

Security lending

The Fund may lend its securities to certain qualified brokers.  The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan.  As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of collateral, the risk of delay in recovery or loss of rights in the collateral should the borrower of the securities fail financially.  The Fund receives compensation for lending its securities.  As of November 30, 2004, the Fund had loaned securities having a market value of $1,114,318 collateralized by cash in the amount of $1,163,200 which was invested in short-term instruments.

2.              Additional information

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semi-annual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

11

GMO Real Estate Fund

(A Series of GMO Trust)

Schedule of Investments

November 30, 2004 (Unaudited)

Asset Class Summary	% of Total Net Assets
Real Estate Investment Trusts	95.9%
Short-Term Investments and Other Assets and Liabilities (net)	1.9
Common Stock	1.3
Mutual Fund	0.9
100.0%

Industry Sector Summary	% of Equity Investments
Apartments	17.0%
Regional Malls	13.5
Shopping Centers	12.7
Office Suburban	12.6
Office Central Business District	9.8
Diversified	9.1
Industrial	6.3
Health Care	5.8
Hotels	4.7
Triple Net	3.9
Storage	3.7
Manufactured Housing	0.7
Outlets	0.2
100.0%

See accompanying notes to the Schedule of Investments.

1

GMO Real Estate Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2004 (Unaudited)

Shares	Description	Value ($)

	REAL ESTATE INVESTMENTS — 97.2%

	COMMON STOCKS — 1.3%

	Hotels — 1.3%
60,100	Starwood Hotels & Resorts Worldwide, Inc.	3,142,629

	TOTAL COMMON STOCKS (COST $2,472,164)	3,142,629
	REAL ESTATE INVESTMENT TRUSTS — 95.9%

	Apartments — 16.5%
20,200	AMLI Residential Properties Trust	656,298
48,400	Apartment Investment & Management Co, Class A	1,760,308
229,300	Archstone-Smith Trust	8,369,450
21,600	Associated Estates Realty Corp	212,112
69,000	Avalonbay Communities, Inc.	4,905,900
55,300	BRE Properties, Inc.	2,247,392
28,400	Camden Property Trust	1,392,452
39,000	Cornerstone Realty Income Trust	390,390
310,800	Equity Residential Properties Trust	10,477,068
16,000	Essex Property Trust, Inc.	1,288,480
23,700	Gables Residential Trust	845,379
23,700	Home Properties of NY, Inc.	975,966
43,700	Investors Real Estate Trust	461,472
11,800	Mid America Apartment Community	465,628
34,200	Post Properties	1,166,220
25,300	Summit Properties, Inc.	805,805
14,500	Town & Country Trust (a)	408,900
71,900	United Dominion Realty Trust, Inc.	1,652,981
		38,482,201

	Diversified — 8.9%
121,100	Catellus Development Corp	3,802,540
15,900	Colonial Properties Trust	629,640
53,400	Cousins Properties, Inc.	1,751,520
52,100	Crescent Real Estate Equities	943,010
15,100	Glenborough Realty Trust, Inc.	329,784
16,300	Pennsylvania Real Estate	664,225
153,500	Vornado Realty Trust	11,282,250
40,000	Washington Real Estate Investment Trust	1,317,200
		20,720,169

	Health Care — 5.7%
134,500	Health Care Property Investors, Inc.	3,608,635
52,800	Health Care, Inc.	1,870,176
41,900	Healthcare Realty Trust, Inc.	1,705,330
74,800	Nationwide Health Properties (a)	1,712,920
21,100	Omega Healthcare Investors, Inc.	263,961
79,700	Senior Housing Properties Trust	1,568,496
14,300	Universal Health Realty Income	468,039
75,500	Ventas, Inc.	2,046,050
		13,243,607

	Hotels — 3.3%
12,000	Boykin Lodging Co *	105,120
21,900	Equity Inns, Inc.	226,008
28,300	Felcor Lodging Trust, Inc. *	366,202
70,700	Hospitality Properties Trust	3,177,258

See accompanying notes to the Schedule of Investments.

2

175,500	Host Marriott Corp	2,748,330
13,600	Innkeepers USA Trust	183,328
14,500	Lasalle Hotel Properties	445,150
30,400	Meristar Hospitality Corp *	206,720
13,100	Winston Hotels, Inc.	149,078
		7,607,194

	Industrial — 6.2%
77,200	AMB Property Corp	3,084,140
28,100	Centerpoint Properties Corp	1,316,485
14,700	Eastgroup Properties, Inc.	553,014
34,500	First Industrial Realty Trust	1,373,100
200,000	Prologis	8,046,000
		14,372,739

	Manufactured Housing — 0.7%
10,900	American Land Lease, Inc.	232,715
15,500	Equity Lifestyle Properties, Inc.	562,340
18,100	Sun Communities, Inc.	713,683
9,200	United Mobile Homes, Inc.	136,988
		1,645,726

	Office Central Business District — 9.5%
103,400	Boston Properties, Inc.	6,222,612
452,200	Equity Office Properties Trust	12,412,890
38,200	SL Green Realty Corp	2,201,466
84,900	Trizec Properties, Inc.	1,398,303
		22,235,271

	Office Suburban — 12.3%
21,600	Alexandria Real Estate Equity, Inc.	1,550,880
47,300	Arden Realty Group, Inc.	1,702,800
23,500	Bedford Property Investors	655,650
71,500	Brandywine Realty Trust	2,034,175
29,300	CarrAmerica Realty Corp	949,027
23,300	Corporate Office Properties	647,274
16,700	CRT Properties, Inc.	409,818
138,200	Duke Realty Investments	4,774,810
27,300	Highwood Properties, Inc.	706,251
232,800	HRPT Properties Trust	2,814,552
29,800	Kilroy Realty Corp	1,204,516
101,600	Liberty Property Trust	4,165,600
68,000	Mack-Cali Realty Corp	2,974,320
26,400	Mission West Properties	270,600
10,500	Parkway Properties, Inc.	526,050
42,300	Prentiss Properties Trust	1,581,597
12,100	PS Business Parks, Inc.	542,685
33,900	Reckson Associates Realty Corp	1,097,682
		28,608,287

	Outlets — 0.1%
7,300	Tanger Factory Outlet Centers, Inc.	365,803

	Regional Malls — 13.1%
29,300	CBL & Associates Properties, Inc.	2,147,397
227,400	General Growth Properties	7,802,094
17,400	Glimcher Realty Trust	468,930
42,300	Macerich Co	2,569,302
35,600	Mills Corp	2,113,216
237,800	Simon Property Group, Inc.	14,762,624
20,700	Taubman Centers, Inc.	608,580
		30,472,143

See accompanying notes to the Schedule of Investments.

3

	Shopping Centers — 12.3%
17,100	Acadia Realty Trust	259,065
93,300	Developers Diversified Realty Corp (a)	4,016,565
93,000	Equity One, Inc.	2,114,820
35,000	Federal Realty Investment Trust	1,755,250
29,100	Heritage Property Investment Trust	934,110
89,900	Kimco Realty Corp	5,113,512
14,200	Kramont Realty Trust	285,704
116,800	New Plan Excel Realty Trust	3,092,864
44,900	Pan Pacific Retail Property, Inc.	2,662,570
7,100	Ramco-Gershenson Properties	216,053
75,400	Regency Centers Corp	3,920,800
16,600	Saul Centers, Inc.	605,070
21,900	Urstadt Biddle Properties, Inc.	369,015
83,900	Weingarten Realty	3,418,925
		28,764,323

	Storage — 3.6%
125,800	Public Storage, Inc.	6,715,204
22,300	Shurgard Storage Centers, Inc.	922,774
17,500	Sovran Self Storage	739,200
		8,377,178

	Triple Net — 3.7%
40,000	Capital Automotive	1,348,400
57,200	Commercial Net Lease Realty	1,162,876
8,700	Correctional Properties Trust	247,341
30,300	Corrections Corporation of America *	1,196,850
24,900	Entertainment Properties Trust	1,068,459
25,300	Getty Realty Corp	733,447
45,300	Lexington Corporate Properties Trust	1,017,891
36,800	Realty Income Corp	1,833,744
6,900	U.S. Restaurant Properties, Inc.	125,235
		8,734,243

	TOTAL REAL ESTATE INVESTMENT TRUSTS (COST $181,789,933)	223,628,884

	TOTAL REAL ESTATE INVESTMENTS (COST $184,262,097)	226,771,513

	MUTUAL FUND — 0.9%

2,158,332	Dreyfus Cash Management Plus Fund (b)	2,158,332
	TOTAL MUTUAL FUND (COST $2,158,332)	2,158,332

See accompanying notes to the Schedule of Investments.

4

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 5.6%

	Cash Equivalent — 1.5%

3,374,699	Harris Trust & Savings Bank Eurodollar Time Deposit, 1.93% , due 12/01/04 (b)	3,374,699

	Repurchase Agreement — 4.1%

9,659,001	Citigroup Global Markets Repurchase Agreement, dated 11/30/04, due 12/01/04, with a maturity value of $9,659,269, and an effective yield of 1.00%, collateralized by a U.S. Treasury Bond with a rate of 11.25%, maturity date of 2/15/15, and a market value, including accrued interest of $9,856,564.	9,659,001

	TOTAL SHORT-TERM INVESTMENT (COST $13,033,700)	13,033,700

	TOTAL INVESTMENTS — 103.7%
	(Cost $199,454,129)	241,963,545

	Other Assets and Liabilities (net) — (3.7%)	(8,686,683)

	TOTAL NET ASSETS — 100.0%	$233,276,862

*	Non-income producing security.

(a)	All or a portion of this security is out on loan (Note 1).
(b)	Investment of security lending collateral (Note 1).

See accompanying notes to the Schedule of Investments.

5

GMO Real Estate Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2004 (Unaudited)

At November 30, 2004, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$200,594,919	$41,423,460	$(54,834)	$41,368,626

See accompanying notes to the Schedule of Investments.

6

GMO Real Estate Fund

(A Series of GMO Trust)

Notes to Schedule of Investments November 30, 2004 (Unaudited)

1.              Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and which are consistently followed by GMO Real Estate Fund (the “Fund”).

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price.  Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price.  Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair value.  Shares of mutual funds are valued at their net asset value as reported on each business day.  Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

Futures contracts

The Fund may purchase and sell futures contracts to manage its exposure to the financial markets.  Buying futures tends to increase the Fund’s exposure to the underlying instrument.  Selling futures tends to decrease the Fund’s exposure to the underlying instrument or hedge other Fund instruments.  Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange.  In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts.  Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund.  The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed.  Futures contracts involve, to varying degrees, risk of loss in excess of the appreciation and depreciation disclosed in the Schedule of Investments.  Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions.  Losses may arise from the changes in the value of the underlying instrument, if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms.  Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. As of November 30, 2004, the Fund held no futures contracts.

Repurchase agreements

The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date.  The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement.  The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller.  Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty.  In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited. See the Schedule of Investments for the open repurchase agreement held by the Fund as of November 30, 2004.

Security lending

The Fund may lend its securities to certain qualified brokers.  The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan.  As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in recovery or loss of rights in the collateral should the borrower of the securities fail financially.  The Fund receives compensation for lending its securities.  As of November 30, 2004, the Fund had loaned securities having a market value of $5,366,700, collateralized by cash in the amount of

7

$5,533,031, which was invested in short-term instruments.

Investment risk

There are certain additional risks involved in investing in REITs rather than a more diversified portfolio of investments.  Since the Fund’s investments are concentrated in real-estate related securities, the value of its shares can be expected to change in light of factors affecting the real estate industry, including local or regional economic conditions, changes in zoning laws, changes in real estate value and property taxes, and changes in interest rates.  The value of the Fund’s shares may fluctuate more widely than the value of shares of a portfolio that invests in a broader range of industries.

2.              Additional information

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semi-annual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

8

GMO Short-Duration Collateral Fund
(A Series of GMO Trust)
Schedule of Investments
November 30, 2004 (Unaudited)

Asset Class Summary	% of Total Net Assets
Debt Obligations	88.8%
Short-Term Investments and Other Assets and Liabilities (net)	9.1
Mutual Funds	2.4
Called Options Purchased	0.0
Futures	0.0
Forward Currency Contracts	(0.1)
Swaps	(0.2)
100.0%

Industry Sector Summary	% of Debt Obligations
Residential Home Equity (United States)	19.2%
Credit Cards	15.5
Residential Prime Mortgages (Australian)	5.2
U.S. Government	4.8
Auto Financing	4.6
Residential Prime Mortgages (European)	4.1
Business Loans	4.0
Student Loans	3.8
Insured Auto Financing	3.6
U.S. Government Agency	3.5
Corporate Debt	3.1
Insured Residential Prime Mortgages (United States)	3.0
CMBS Collateralized Debt Obligations	2.9
Insured High Yield Collateralized Debt Obligations	2.6
Insured Residential Home Equity (United States)	2.4
Residential Prime Mortgages (United States)	2.3
Insured Residential Home Equity (European)	2.1
Insurance Premiums	1.3
Insured Credit Cards	1.3
Investment Grade Corporate Collateralized Debt Obligations	1.3
Insured Perpetual Loan Collateralized Debt Obligations	1.2
Trade Receivable	1.2
Insured Emerging Markets Collateralized Debt Obligations	0.9
Insured Insurance Premiums	0.9
Insured Business Loans	0.8
Rate Reduction Bond	0.7
Airlines	0.6
High Yield Collateralized Debt Obligations	0.6
ABS - Collateralized Debt Obligations	0.5
Equipment Leases	0.5
Insured Time Share Mortgage	0.5
Insured Transportation	0.5
Collateralized Loan Obligations	0.2
Insured Collateralized Loan Obligations	0.2
Emerging Markets Collateralized Debt Obligations	0.1
100.0%

See accompanying notes to the Schedule of Investments.

1

GMO Short-Duration Collateral Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
November 30, 2004 (Unaudited)

Par Value ($)	Description	Value ($)

	DEBT OBLIGATIONS — 88.8%

	Asset-Backed Securities — 78.6%

	ABS - Collateralized Debt Obligations — 0.5%
15,000,000	Paragon CDO, Ltd Series 04-1A Class A, Variable Rate, 3 mo. LIBOR + .65%, 2.92%, due 10/20/44	15,000,000

	Airlines — 0.5%
23,000,000	Aircraft Finance Trust Series 99-1A Class A1, Variable Rate, 1 mo. LIBOR + .48%, 2.88%, due 05/15/24	16,100,000

	Auto Financing — 4.0%
15,000,000	Capital Auto Receivables Asset Trust (GMAC) Series 03-1 Class A3A, 2.75%, due 04/16/07	14,953,125
13,000,000	Chesapeake Funding LLC Series 04-1A Class A2, 144A, Variable Rate, 1 mo. LIBOR + .16%, 2.22%, due 07/07/16	13,000,000
30,000,000	Daimler Chrysler Master Owner Trust Series 04-B Class A, Variable Rate, 1 mo. LIBOR + .01%, 2.11%, due 08/17/09	30,000,000
18,000,000	Ford Credit Auto Owner Trust Series 03-A Class A4A, 2.70%, due 06/15/07	17,917,020
15,000,000	Nissan Auto Receivables Owner Trust Series 2004-C Class A4, Variable Rate 1 mo. LIBOR+ .04%, 2.14%, due 03/15/10	15,000,000
16,000,000	Volkswagen Auto Lease Trust Series 2004-A Class A4B, Variable Rate 1 mo. LIBOR + .10%, 2.24%, due 08/20/10	16,000,000
20,000,000	Volkswagen Credit Auto Master Trust Series 00-1 Class A, Variable Rate, 1 mo. LIBOR +.16%, 2.30%, due 08/20/07	20,014,000
		126,884,145

	Business Loans — 3.5%
14,088,518	Bayview Commercial Asset Trust Series 04-1 Class A, 144A, Variable Rate, 1 mo. LIBOR + .36%, 2.54%, due 04/25/34	14,092,927
20,000,000	Capitalsource Commercial Loan Trust Series 04-1A Class A2, 144A, Variable Rate, 1 mo. LIBOR + .33%, 2.47%, due 04/20/13	20,014,400
10,000,000	Capitalsource Commercial Loan Trust Series 2004-2 Class A2, Variable Rate, 1 mo. LIBOR + .25%, 2.39%, due 08/20/13	10,000,000
7,500,000	CNH Equipment Trust Series 2004-A Class A4A, Variable Rate, 1 mo. LIBOR + .11%, 2.21%, due 09/15/11	7,500,586
23,058,016	COLTS Trust Series 04-1A Class A, 144A, Variable Rate, 3 mo. LIBOR + .34%, 2.22%, due 09/15/14	23,058,016
9,839,821	GE Business Loan Trust Series 04-1 Class A, 144A, Variable Rate, 1 mo. LIBOR + .29%, 2.39%, due 05/15/32	9,839,821
20,000,000	Navistar Financial Dealer Note Master Trust Series 98-1 Class A, Variable Rate, 1 mo. LIBOR + .16%, 2.34%, due 07/25/11	20,007,031
6,152,573	The Money Store Business Loan Backed Trust Series 99-1 Class AN, Variable Rate, 1 mo. LIBOR +.50%, 2.60%, due 09/15/17	6,113,627
		110,626,408

	CMBS Collateralized Debt Obligations — 2.5%
19,953,117	Crest Series 04-1A Class A1, 144A, Variable Rate, 1 mo. LIBOR + .35%, 2.31%, due 06/28/19	19,963,891
19,936,738	J.P. Morgan Chase Commercial Mortgage Securities Corp. Series 04-FL1A Class A1, 144A, Variable Rate, 1 mo. LIBOR + .17%, 2.27%, due 04/16/19	19,935,940
24,981,498	Lehman Brothers Commercial Mortgage Series 04-LLFA Class A1, 144A, Variable Rate, 1 mo. LIBOR + .13%, 2.23%, due 10/15/17	24,989,317
15,246,350	Morgan Stanley Dean Witter Capital I Series 03-TOP9 Class A1, 3.98%, due 11/13/36	15,132,003
		80,021,151

	Collateralized Loan Obligations — 0.2%
6,000,000	Archimedes Funding IV (Cayman) Ltd 4A A1, 144A, Variable Rate, 1 mo. LIBOR + .48%, 2.86%, due 02/25/13	6,000,000

See accompanying notes to the Schedule of Investments.

2

	Credit Cards — 13.8%
15,000,000	American Express Credit Account Master Trust Series 01-6 Class A, Variable Rate, 1 mo. LIBOR + .12%, 2.22%, due 12/15/08	15,023,437
15,000,000	American Express Credit Account Master Trust Series 02-6 Class A, Variable Rate, 1 mo. LIBOR + .14%, 2.24%, due 03/15/10	15,046,875
5,000,000	American Express Credit Account Master Trust Series 03-1 Class A, Variable Rate, 1 mo. LIBOR + .11%, 2.21%, due 09/15/10	5,008,000
20,000,000	Bank One Issuance Trust Series 02-A5 Class A5, Variable Rate, 1 mo. LIBOR + .12%, 2.22%, due 06/15/10	20,040,000
5,000,000	Bank One Issuance Trust Series 03 Class A1, Variable Rate, 1 mo. LIBOR + .12%, 2.22%, due 09/15/10	5,009,500
20,000,000	Capital One Master Trust Series 00-4 Class A, Variable Rate, 1 mo. LIBOR + .14%, 2.24%, due 08/15/08	20,020,000
15,000,000	Capital One Multi-Asset Execution Trust Series 04-A3 Class A3, Variable Rate, 1 mo. LIBOR + .10%, 2.20%, due 02/15/12	14,993,538
20,000,000	Capital One Multi-Asset Execution Trust Series 2004-A7 Class A7, Variable Rate, 3 mo. LIBOR + .15%, 2.44%, due 06/16/14	20,024,800
25,000,000	Chase Credit Card Master Trust Series 01-6 Class A, Variable Rate, 1 mo. LIBOR + .13%, 2.23%, due 03/16/09	25,054,687
15,650,000	Chase Credit Card Master Trust Series 02-1 Class A, Variable Rate, 1 mo. LIBOR +.10%, 2.20%, due 06/15/09	15,679,344
20,000,000	Citibank Credit Card Issuance Trust Series 04-A3 Class A3, Variable Rate, 3 mo. LIBOR + .07%, 2.17%, due 07/25/11	20,025,000
23,000,000	Discover Card Master Trust I Series 00-5 Class A, Variable Rate, 1 mo. LIBOR + .18%, 2.28%, due 11/15/07	23,021,562
10,000,000	Discover Card Master Trust I Series 02-3 Class A, Variable Rate, 1 mo. LIBOR + .11%, 2.21%, due 11/17/09	10,021,875
4,000,000	Discover Card Master Trust I Series 03-2 Class A, Variable Rate, 1 mo. LIBOR + .13%, 2.23%, due 08/15/10	4,007,500
12,000,000	Discover Card Master Trust I Series 03-4 Class A1, Variable Rate, 1 mo. LIBOR + .11%, 2.21%, due 05/15/11	12,020,625
10,000,000	Earls Five Ltd Series EMTN, 3 mo. GBP LIBOR + .14%, 4.99%, due 02/27/08	18,990,752
20,000,000	Gracechurch Card Funding Plc Series 2 Class A, Variable Rate, 1 mo. LIBOR + .12%, 2.22%, due 10/15/09	20,056,250
20,000,000	Gracechurch Card Funding Plc Series 3 Class A, Variable Rate, 1 mo. LIBOR + .11%, 2.20%, due 03/15/10	20,043,750
27,000,000	MBNA Credit Card Master Note Trust Series 03-A3 Class A3, Variable Rate, 1 mo. LIBOR + .12%, 2.22%, due 08/16/10	27,051,300
14,000,000	MBNA Credit Card Master Note Trust Series 04-A7 Class A7, Variable Rate, 1 mo. LIBOR + .10%, 2.20%, due 12/15/11	14,004,375
15,000,000	MBNA Credit Card Master Note Trust Series 04-A8 Class A8, Variable Rate, 1 mo. LIBOR + .15%, 2.25%, due 01/15/14	15,028,125
8,000,000	Neiman Marcus Group Credit Card Master Trust Series 00-1 Class A, 144A, Variable Rate, 1 mo. LIBOR + .27%, 2.37%, due 04/15/08	8,005,600
9,100,000	Nordstrom Credit Card Master Note Trust Series 02-1A Class A, 144A, Variable Rate, 1 mo. LIBOR + .27%, 2.37%, due 10/13/10	9,136,969
25,000,000	Pillar Funding Plc Series 2004-2 Class A, Variable Rate, 3 mo. LIBOR + .14%, 2.07%, due 09/15/11	25,007,812
18,000,000	World Financial Network Credit Card Master Trust Series 02-A Class A, Variable Rate, 1 mo. LIBOR + .43%, 2.53%, due 08/15/11	18,150,300
25,000,000	World Financial Network Credit Card Master Trust Series 04-A Class A, Variable Rate, 1 mo. LIBOR + .18%, 2.28%, due 03/15/13	25,023,437
7,000,000	World Financial Network Credit Card Master Trust Series 2004-B Class A, Variable Rate, 1 mo. LIBOR + .10%, 2.20%, due 07/15/10	7,000,000
		432,495,413

	Emerging Markets Collateralized Debt Obligations — 0.0%
1,135,026	Oasis CBO Ltd, 144A, Variable Rate, 6 mo. LIBOR + .38%, 1.63%, due 05/30/11	1,130,770

	Equipment Leases — 0.4%
12,000,000	Marlin Leasing Receivables LLC Series 04-1A Class A2, 144A, Variable Rate, 1 mo. LIBOR + .22%, 2.32%, due 01/15/07	11,997,600

	High Yield Collateralized Debt Obligations — 0.5%
3,758,951	Nomura CBO Ltd Series 97-2 Class A2, 144A, Step up, 6.26%, due 10/30/09	3,815,335
598,887	Pacific Life CBO Series 98-1A Class A2A, 144A, 6.56%, due 02/15/10	600,385
7,898,618	Rhyno CBO Delaware Corp Series 97-1 Class A-2, 144A, Step Up, 6.33%, due 09/15/09	8,097,347
4,612,930	SHYPPCO Finance Co Series 1I Class A-2B, 144A, 6.64%, due 06/15/10	4,428,413
		16,941,480

See accompanying notes to the Schedule of Investments.

3

	Insurance Premiums — 1.1%
25,000,000	AICCO Premium Finance Master Trust Series 04-1A Class A, Variable Rate, 1 mo. LIBOR + .18%, 2.28%, due 11/17/08	25,000,000
11,000,000	Mellon Bank Premium Finance Loan Master Trust Series 04-1 Class A, Variable Rate, 3 mo. LIBOR + .16%, 2.04%, due 06/15/09	10,998,020
		35,998,020

	Insured Auto Financing — 3.2%
30,000,000	Aesop Funding II LLC Series 03-2A Class A1, 144A, MBIA, 2.74%, due 06/20/07	29,790,930
17,500,000	Aesop Funding II LLC Series 03-5A Class A2, 144A, Variable Rate, 1 mo. LIBOR +.38%, 2.52%, due 12/20/09	17,642,800
9,000,000	Aesop Funding II LLC Series 04-2A Class A2, 144A, FGIC, Variable Rate, 1 mo. LIBOR + .12%, 2.26%, due 04/20/08	9,007,734
17,000,000	Capital One Auto Finance Trust Series 04-A Class A4, AMBAC, Variable Rate, 1 mo. LIBOR + .10%, 2.20%, due 03/15/11	17,000,000
11,000,000	Capital One Auto Finance Trust Series 2004-B Class A4, Variable Rate, 1 mo. LIBOR + .11%, 2.21%, due 08/15/11	11,000,000
15,000,000	Rental Car Finance Corp Series 04-1A Class A, 144A, AMBAC, Variable Rate, 1 mo. LIBOR + .20%, 2.38%, due 06/25/09	15,024,465
		99,465,929

	Insured Business Loans — 0.7%
11,112,682	CNL Commercial Mortgage Loan Trust Series 03-2A Class A1, 144A, AMBAC, Variable Rate, 1 mo. LIBOR + .44%, 2.62%, due 10/25/30	11,165,134
12,000,000	Golden Securites Corp Series 03-A Class A1, 144A, AMBAC, Variable Rate, 1 mo. LIBOR + .30%, 2.29%, due 12/02/13	12,004,800
		23,169,934

	Insured Collateralized Loan Obligations — 0.2%
6,593,025	PAM Capital Funding Corp Series 98-1W Class A, 144A, FSA, Variable Rate, 3 mo. LIBOR + 17%, 1.86%, due 05/01/10	6,531,117

	Insured Credit Cards — 1.1%
25,000,000	Cabela’s Master Credit Card Trust Series 04-2A Class A, 144A, Variable Rate, 1 mo. LIBOR + .30%, 2.22%, due 03/15/11	25,010,000
11,000,000	Cabela’s Master Credit Card Trust Series 2003-1A Class A, Variable Rate, 1 mo. LIBOR + .12%, 2.40%, due 01/15/10	11,081,641
		36,091,641

	Insured Emerging Markets Collateralized Debt Obligations — 0.8%
14,332,273	Anfield Road I Ltd Series 1 Class A, CapMAC, PTE, Variable Rate, 6 mo. LIBOR + .25%, 2.18%, due 11/06/06	14,147,243
9,619,844	Starvest Emerging Markets CBO-I Series 1A, Class A, CapMAC, Variable Rate, 6 mo. LIBOR + .19%, 2.17%, due 07/30/11	9,484,589
		23,631,832

	Insured High Yield Collateralized Debt Obligations — 2.3%
2,592,561	Cigna CBO Ltd Series 96-1 Class A2, 144A, Step Up, 6.46%, due 11/15/08	2,664,764
3,379,536	Clydesdale CBO 1 Ltd Series 1A Class A2 144A, FSA, 6.83%, due 03/25/11	3,447,127
4,095,549	DLJ CBO Ltd Series 1A Class A2, 144A, FSA, 6.68%, due 04/15/11	4,156,983
4,147,560	FC CBO Series 03-1AW Class A1, 144A, AMBAC, Variable Rate, 1 mo. LIBOR + .38%, 1.98%, due 06/03/09	4,147,560
10,000,000	GSC Partners CDO Fund Ltd Series 03-4A Class A3, 144A, AMBAC, Variable Rate, 3 mo. LIBOR + .46%, 1.71%, due 12/16/15	10,000,000
7,465,169	GSC Partners CDO Fund Ltd Series 1A Class A, 144A, FSA, Variable Rate, 6 mo. LIBOR + .40%, 2.62%, due 05/09/12	7,447,626
21,296,841	GSC Partners CDO Fund Ltd Series 2A Class A, 144A, FSA, Variable Rate, 6 mo. LIBOR + .52%, 2.09%, due 05/22/13	21,296,841
11,855,398	Northstar CBO Ltd Series 97-2I Class A2, 144A, Variable Rate, Step Up, 4.12%, due 07/15/09	11,840,579
7,866,228	Spirit CBO Series 03-4AW, Variable Rate, 6 mo. LIBOR + .55%, 1.77%, due 09/09/10	7,866,228
		72,867,708

See accompanying notes to the Schedule of Investments.

4

	Insured Insurance Premiums — 0.8%
25,000,000	PFS Financing Corp Series 01-FA Class A, MBIA, 144A, Variable Rate, 1 mo. LIBOR + .33%, 2.43%, due 06/15/08	25,000,000
333,333	Polaris Funding Company Series EMTN, Variable Rate, 1 mo. LIBOR + .45%, 2.51%, due 01/07/05	333,033
		25,333,033

	Insured Perpetual Loan Collateralized Debt Obligations — 1.1%
34,326,923	Augusta Funding Ltd Series 10A Class F-1, 144A, CapMAC, Variable Rate, 3 mo. LIBOR + .25%, 2.23%, due 06/30/17	33,940,745

	Insured Residential Home Equity (European) — 1.9%
15,463,838	RMAC Series 03-NS1A Class A2A, 144A, AMBAC, Variable Rate, 3 mo. GBP LIBOR + .45%, 5.40%, due 06/12/35	29,706,921
15,500,000	RMAC Series 03-NS2A Class A2A, 144A, AMBAC, Variable Rate, 3 mo. GBP LIBOR + .40%, 5.35%, due 09/12/35	29,702,321
		59,409,242

	Insured Residential Home Equity (United States) — 2.1%
16,058,092	Accredited Mortgage Loan Trust Series 04-1 Class A2, AMBAC, Variable Rate, 1 mo. LIBOR + .30%, 2.48%, due 04/25/34	16,053,074
13,759,287	Citigroup Mortgage Loan Trust Inc Series 03-HE3 Class A, Variable Rate, 1 mo. LIBOR + .38%, 2.56%, due 12/25/33	13,804,693
11,154,329	Quest Trust Series 03-X4 Class A, 144A, AMBAC, Variable Rate, 1 mo LIBOR + .43%, 2.61%, due 12/25/33	11,154,262
7,695,167	Quest Trust Series 04-X1 Class A, Variable Rate, 1 mo. LIBOR + .33%, 2.51%, due 03/25/34	7,695,167
12,450,151	Residential Asset Securities Corp Series 02-KS3 Class A1B, AMBAC, Variable Rate, 1 mo. LIBOR + .25%, 2.43%, due 05/25/32	12,448,906
5,442,148	Residential Asset Securities Corp Series 02-KS5 Class AIB3, Variable Rate, 1 mo. LIBOR + .27%, 2.45%, due 08/25/32	5,442,148
		66,598,250

	Insured Residential Prime Mortgages (United States) — 2.6%
9,559,260	Chevy Chase Mortgage Funding Corp Series 03-4, 144A, AMBAC, Variable Rate, 1 mo. LIBOR + .34%, 2.27%, due 10/25/34	9,573,076
6,995,568	GreenPoint Home Equity Loan Trust Series 04-1 Class A, AMBAC, Variable Rate, 1 mo. LIBOR + .23%, 2.41%, due 07/25/29	6,985,984
8,749,630	GreenPoint Home Equity Loan Trust Series 04-4 Class A, Variable Rate, 1 mo. LIBOR + .28%, 2.38%, due 08/15/30	8,743,855
17,987,065	Lehman ABS Corporation Series 04-2 Class A, AMBAC, Variable Rate, 1 mo. LIBOR + .22%, 2.40%, due 06/25/34	17,984,259
4,479,940	Residential Funding Mortgage Securities II Series 03-HS1 Class AII, Variable Rate, 1 mo. LIBOR + .29%, 2.47%, due 12/25/32	4,471,428
16,585,870	Wachovia Asset Securitization Inc Series 02-HE1 Class A, AMBAC, Variable Rate, 1 mo. LIBOR + .37%, 2.55%, due 09/27/32	16,604,114
18,111,564	Wachovia Asset Securitization Inc Series 04-HE1 Class A1, MBIA, Variable Rate, 1 mo. LIBOR + .22%, 2.40%, due 06/25/34	18,087,113
		82,449,829

	Insured Time Share Mortgage — 0.5%
14,557,047	Cendant Timeshare Receivables Funding LLC Series 04-1A Class A2, 144A, MBIA, Variable Rate, 1 mo. LIBOR + .18%, 2.32%, due 05/20/16	14,562,738

	Insured Transportation — 0.4%
14,125,000	GE Seaco Finance Series 04-1A Class A, 144A, Variable Rate, 1 mo. LIBOR + .30%, 2.41%, due 04/17/19	14,125,000

	Investment Grade Corporate Collateralized Debt Obligations — 1.2%
20,000,000	Counts Trust Series 04-2, 144A, Variable Rate, 3 mo. LIBOR + .95%, 2.86%, due 09/23/09	20,170,000

See accompanying notes to the Schedule of Investments.

5

7,000,000	Morgan Stanley Aces SPC Series 2004-12 Class A, Variable Rate, 3 mo. LIBOR + .60%, 3.02%, due 08/05/09	7,000,000
10,000,000	Morgan Stanley Aces SPC Series 2004-12 Class I, Variable Rate, 3 mo. LIBOR + .80%, 2.82%, due 08/05/09	10,000,000
		37,170,000

	Rate Reduction Bond — 0.7%
20,146,452	California Infrastructure PG&E Series 97-1 Class A7, 6.42%, due 09/25/08	20,718,579

	Residential Home Equity (United States) — 17.0%
21,704,000	ACE Securities Corp. Series 04-OP1 Class A2B, Variable Rate, 1 mo. LIBOR + .22%, 2.40%, due 04/25/34	21,662,762
17,337,634	Aegis Asset Backed Securities Trust Series 04-1 Class A, Variable Rate, 1 mo. LIBOR + .35%, 2.53%, due 04/25/34	17,337,634
15,000,000	Aegis Asset Backed Securities Trust Series 2004-5 Class 1A2, Variable Rate, 1 mo. LIBOR + .34%, 2.52%, due 06/25/31	15,021,150
25,000,000	Ameriquest Mortgage Securities Inc Series 04-FRI Class A-2, Variable Rate, 1 mo. LIBOR + .13%, 2.31%, due 05/25/34	24,988,281
18,000,000	Ameriquest Mortgage Securities Inc Series 04-R2 Class A3, Variable Rate, 1 mo. LIBOR + .20%, 2.38%, due 04/25/34	17,945,156
22,000,000	Argent Securities Inc Series 04-W8 Class A5, Variable Rate, 1 mo. LIBOR + .52%, 2.70%, due 05/25/34	21,958,750
10,000,000	Asset Backed Funding Certificates Series 04-AHL1, Variable Rate, 1 mo. LIBOR +.19%, 2.37%, due 02/25/30	9,953,125
10,000,000	Bayview Financial Acquisition Trust Series 04-B Class A1, 144A, Variable Rate, 1 mo. LIBOR + .50%, 2.69%, due 05/28/39	10,006,250
10,400,000	Bayview Financial Acquisition Trust Series 04-B Class A2, 144A, Variable Rate, 1 mo. LIBOR + .65%, 2.84%, due 05/28/39	10,406,500
17,270,000	Centex Home Equity Series 04-B Class AV3, Variable Rate, 1 mo. LIBOR + .20%, 2.38%, due 03/25/34	17,218,730
20,327,549	Centex Home Equity Series 04-C Class AV3, Variable Rate, 1 mo. LIBOR + .13%, 2.31%, due 11/25/28	20,321,450
5,226,247	Chase Funding Mortgage Loan Trust Series 03-3 Class 2A2, Variable Rate, 1 mo. LIBOR + .27%, 2.45%, due 04/25/33	5,229,540
17,000,000	CIT Group Home Equity Loan Trust Series 03-1 Class A3, 2.79%, due 03/20/29	16,907,860
9,016,733	Citifinancial Mortgage Securities Inc Series 04-1 Class AF1, Variable Rate, 1 mo. LIBOR + .09%, 2.27%, due 04/25/34	9,016,733
9,671,586	Citigroup Mortgage Loan Trust Inc Series 04-OPT1 Class A1B, Variable Rate, 1 mo. LIBOR + .41%, 2.59%, due 10/25/34	9,671,586
9,389,212	Countrywide Asset-Backed Certificates Series 04-2 Class 3A1, Variable Rate, 1 mo. LIBOR +.08%, 2.26%, due 04/25/23	9,384,518
20,000,000	Countrywide Asset-Backed Certificates Series 2004-9 Class 2AV2, Variable Rate, 1 mo. LIBOR + .34%, 2.52%, due 05/25/33	20,000,000
14,047,201	Credit-Based Asset Servicing and Securitization Series 2004-CB4 Class A1, Variable Rate, 1 mo. LIBOR + .17%, 2.35%, due 05/25/35	14,051,415
16,601,430	Credit-Based Asset Servicing and Securitization Series 2004-CB6 Class AV1, Variable Rate, 1 mo. LIBOR + .33%, 2.51%, due 07/25/35	16,601,430
13,624,482	Deutsche Mortgage Securities Inc Series 04-3 Class 1A1, Variable Rate, 1 mo. LIBOR + .18%, 2.36%, due 03/25/34	13,624,482
12,295,949	Equity One ABS Inc Series 04-1 Class AV2, Variable Rate, 1 mo. LIBOR + .30%, 2.48%, due 04/25/34	12,280,579
13,283,470	Equity One ABS Inc Series 04-2 Class AF1, Variable Rate, 1 mo. LIBOR + .11%, 2.29%, due 07/25/34	13,225,023
11,718,494	First Franklin Mortgage Loan Asset Backed Certificate Series 04-FF2 Class A2, Variable Rate, 1 mo. LIBOR + .09%, 2.27%, due 03/25/34	11,716,663
17,439,720	Household Mortgage Loan Trust Series 04-HC1 Class A, Variable Rate, 1 mo. LIBOR + .35%, 2.49%, due 02/20/34	17,421,670
20,000,000	IXIS Real Estate Capital Trust Series 2004-HE4 Class A2, Variable Rate, 1 mo. LIBOR + .19%, 2.35%, due 02/25/35	20,000,000
14,328,984	Master Asset Backed Securities Trust Series 04-Opt1 Class A3, Variable Rate, 1 mo. LIBOR + .26%, 2.44%, due 02/25/34	14,331,276
11,041,713	Meritage Mortgage Loan Trust Series 04-1 Class 2A1, Variable Rate, 1 mo. LIBOR + .09%, 2.27%, due 07/25/34	11,033,087
15,000,000	Morgan Stanley ABS Capital I Series 04-HE5, Variable Rate, 1 mo. LIBOR + .53%, 2.71%, due 06/25/34	14,997,656
25,000,000	Morgan Stanley ABS Capital I Series 04-NC4 Class A3, Variable Rate, 1 mo. LIBOR + .23%, 2.41%, due 04/25/34	25,000,000
15,864,227	Morgan Stanley ABS Capital I Series 04-SD1 Class A, Variable Rate, 1 mo. LIBOR + .40%, 2.58%, due 08/25/34	15,864,227

See accompanying notes to the Schedule of Investments.

6

13,000,000	Morgan Stanley ABS Capital I Series 2004-HE9 Class A3C, Variable Rate, 1 mo. LIBOR + .30%, 2.51%, due 11/25/34	13,000,000
16,000,000	New Century Home Equity Loan Trust Series 2004-3 Class A5, Variable Rate, 1 mo. LIBOR + .35%, 2.53%, due 11/25/34	16,000,000
9,359,791	Option One Mortgage Loan Trust Series 04-2 Class A2, Variable Rate, 1 mo. LIBOR + .11%, 2.29%, due 05/25/34	9,356,866
9,331,894	Residential Asset Mortgage Products Inc Series 03-RS11 Class AI1, Variable Rate, 1 mo. LIBOR + .19%, 2.37%, due 03/25/23	9,330,494
11,466,961	Saxon Asset Securities Trust Series 04-1 Class A, Variable Rate, 1 mo. LIBOR + .27%, 2.45%, due 03/25/35	11,449,939
19,230,580	Wells Fargo Home Equity Trust Series 04-2 Class A1A, Variable Rate, 1 mo. LIBOR + .17%, 2.10%, due 02/25/18	19,230,580
		535,545,412

	Residential Prime Mortgages (Australian) — 4.7%
25,146,800	Australian Mortgage Securities II Series G3 Class A1A, Variable Rate, 3 mo. LIBOR + .21%, 2.27%, due 01/10/35	25,164,403
23,510,810	Crusade Global Trust Series 2004-2 Class A1, Variable Rate, 3 mo. LIBOR + .13%, 2.46%, due 11/19/37	23,503,463
21,180,921	Interstar Millennium Trust Series 03-3G Class A2, Variable Rate, 3 mo. LIBOR + .25%, 2.20%, due 09/25/35	21,207,397
20,450,573	Interstar Millennium Trust Series 03-5G Class A2, Variable Rate, 3 mo. LIBOR + .25%, 2.33%, due 01/20/36	20,469,745
19,785,922	Interstar Millennium Trust Series 04-2G Class A, Variable Rate, 3 mo. LIBOR + .20%, 2.07%, due 03/14/36	19,785,922
14,013,775	Medallion Trust Series 03-1G Class A, Variable Rate, 3 mo. LIBOR + .19%, 2.10%, due 12/21/33	14,034,796
11,946,342	Medallion Trust Series 04-1G Class A1, Variable Rate, 3 mo. LIBOR + .13%, 2.51%, due 05/25/35	11,946,342
10,000,000	Superannuation Members Home Loans Global Fund Series 7 Class A1, Variable Rate, 3 mo. LIBOR + .14%, 2.01%, due 03/09/36	9,998,940
		146,111,008

	Residential Prime Mortgages (European) — 3.7%
15,000,000	Granite Mortgages Plc Series 2004-3 Class 2A1, Variable Rate, 3 mo. LIBOR + .14%, 2.06%, due 09/20/44	15,000,000
20,000,000	Leek Financing Plc Series 14X Class A2B, 2.10%, due 09/21/36	20,018,000
16,998,996	Lothian Mortgages Plc Series 3A Class A1, 144A, Variable Rate, 3 mo. LIBOR + .14%, 2.24%, due 07/24/19	16,998,996
14,000,000	Paragon Mortgages Plc Series 6A Class A2A, 144A, Variable Rate, 3 mo. LIBOR + .35%, 2.23%, due 03/15/30	14,043,750
19,107,728	Paragon Mortgages Plc Series 7A Class A1A, 144A, Variable Rate, 3 mo. LIBOR, 2.50%, due 05/15/34	19,115,371
20,000,000	Permanent Financing Plc Series 5 Class 2A, Variable Rate, 3 mo. LIBOR + .11%, 1.97%, due 06/10/11	20,000,000
10,000,000	Permanent Financing Plc Series 6 Class 2A, Variable Rate, 3 mo. LIBOR + .09%, 2.19%, due 12/10/11	10,000,000
		115,176,117

	Residential Prime Mortgages (United States) — 2.1%
24,322,385	Chevy Chase Mortgage Funding Corp Series 04-1A, 144A, AMBAC, Variable Rate, 1 mo. LIBOR + .33%, 2.26%, due 01/25/38	24,337,587
9,959,324	Chevy Chase Mortgage Funding Corp Series 2004-3 Class A2, 3.80%, due 08/25/35	9,959,324
12,839,229	Impac Secured Assets CMN Owner Trust Series 04-1 Class A1, Variable Rate, 1 mo. LIBOR + .15%, 2.33%, due 03/25/34	12,839,229
17,428,833	Mellon Residential Funding Corp Series 04-TBC1 Class A, 144A, Variable Rate, 1 mo. LIBOR + .25%, 2.43%, due 02/26/34	17,352,582
		64,488,722

	Student Loans — 3.4%
22,000,000	College Loan Corporation Trust Series 04-1 Class A2, Variable Rate, 3 mo. LIBOR + .11%, 2.21%, due 04/25/16	22,013,200
24,869,055	National Collegiate Student Loan Trust Series 04-1 Class A1, Variable Rate, 3 mo. LIBOR +.12%, 2.07%, due 06/25/14	24,883,728
20,000,000	National Collegiate Student Loan Trust Series 2004-2 Class A1, Variable Rate, 1 mo. LIBOR + .11%, 2.14%, due 04/28/23	20,000,000
20,000,000	Nelnet Student Loan Corporation Series 04-2A Class A3, Variable Rate, 3 mo. LIBOR + .10%, 1.85%, due 11/25/15	20,008,000

See accompanying notes to the Schedule of Investments.

7

4,932,000	SMS Student Loan Trust Series 95-A Certificates, Variable Rate, 1 mo. LIBOR + .65%, 2.83%, due 04/25/25	4,935,946
11,681,006	SMS Student Loan Trust Series 97-A Class A, Variable Rate, 3 mo. U.S. Treasury Bill + .60%, 2.80%, due 10/27/25	11,673,998
1,811,672	Student Loan Marketing Association Series 96-4 Class A2, Variable Rate, 3 mo. U.S. Treasury Bill + .64%, 2.84%, due 07/25/09	1,804,806
		105,319,678

	Trade Receivable — 1.1%
20,000,000	Alliant Master Trust Series 00-1A Class A, 144A, Variable Rate, 1 mo. LIBOR + .39%, 2.53%, due 06/20/06	20,006,000
13,000,000	SSCE Funding, LLC Series 2004-1 Class A, Variable Rate, 1 mo. LIBOR + .23%, 2.38%, due 11/15/10	13,000,000
		33,006,000

	Total Asset-Backed Securities	2,468,907,501

	Corporate Debt — 2.8%

	Airlines — 0.4%
12,647,809	Continental Airlines Series 99-1A, 6.55%, due 02/02/19	12,173,517

	Insured Corporate Debt — 2.4%
10,000,000	General Motors Acceptance Corp, 7.50%, due 07/15/05	10,224,500
11,750,000	Banco Santander Series MBIA, 6.50%, due 11/01/05	12,073,125
28,650,000	Pemex Finance Ltd, Series 1A1 Class A2, AMBAC, 144A, 6.30%, due 05/15/10	30,494,344
20,500,000	Westralia Airports Corp, 144A, MBIA, 6.48%, due 04/01/10	22,420,850
		75,212,819

	U.S. Government — 4.3%
100,000,000	U.S. Treasury Note, 2.00%, due 08/31/05 (a)	99,593,750
31,734,990	US Treasury Inflation Indexed Note, 3.63%, due 01/15/08 (a)	34,779,566
		134,373,316

	U.S. Government Agency — 3.1%
950,000	Agency for International Development Floater (Support of Belize), Variable Rate, 6 mo. U.S. Treasury Bill + .50%, 2.96%, due 01/01/14	940,500
3,336,250	Agency for International Development Floater (Support of C.A.B.E.I.), Variable Rate, 6 mo. U.S. Treasury Bill + .40%, 2.86%, due 10/01/12	3,294,547
1,394,048	Agency for International Development Floater (Support of Honduras), Variable Rate, 3 mo. U.S. Treasury Bill x 117%, 1.50%, due 10/01/11	1,388,820
15,000,000	Agency for International Development Floater (Support of India), Variable Rate, 3 mo. LIBOR + .10%, 1.26%, due 02/01/27	14,850,000
4,559,286	Agency for International Development Floater (Support of Jamaica), Variable Rate, 6 mo. U.S. Treasury Bill + .75%, 3.21%, due 03/30/19	4,530,790
20,000,000	Agency for International Development Floater (Support of Morocco), Variable Rate, 6 mo. LIBOR - .015%, 2.54%, due 02/01/25	19,700,000
15,000,000	Agency for International Development Floater (Support of Morocco), Variable Rate, 6 mo. LIBOR + .15%, 2.70%, due 10/29/26	14,981,250
1,120,800	Agency for International Development Floater (Support of Morocco), Variable Rate, 6 mo. U.S. Treasury Bill + .45%, 2.91%, due 11/15/14	1,106,790
1,534,449	Agency for International Development Floater (Support of Peru), Series A, Variable Rate, 6 mo. U.S. Treasury Bill +.35%, 2.81%, due 05/01/14	1,526,777
541,463	Agency for International Development Floater (Support of Peru), Series A, Variable Rate, 6 mo. U.S. Treasury Bill +.35%, 2.81%, due 05/01/14	538,756
20,625,000	Agency for International Development Floater (Support of Portugal), Variable Rate, 6 mo. LIBOR, 2.60%, due 01/01/21	20,573,438
13,395,000	Agency for International Development Floater (Support of Tunisia), Variable Rate, 6 mo. LIBOR, 2.56%, due 07/01/23	13,244,306
1,250,001	Agency for International Development Floater (Support of Zimbabwe), Variable Rate, 3 mo. U.S. Treasury Bill x 115%, 2.00%, due 01/01/12	1,242,188
516,320	Small Business Administration Series 95-10C Class 1, 6.88%, due 09/01/05	526,227
		98,444,389

	TOTAL DEBT OBLIGATIONS (COST $2,778,156,216)	2,789,111,542

See accompanying notes to the Schedule of Investments.

8

Principal Amount	Description	Value ($)

	CALL OPTIONS PURCHASED — 0.0%

	Options on Bonds — 0.0%
25,000,000	Bellsouth Telecommunications, 7.00%, due 12/01/95, Expires 10/26/06, Strike 100.00	630,728

	TOTAL CALL OPTIONS PURCHASED (COST $2,281,250)	630,728

Shares	Description	Value ($)

	MUTUAL FUNDS — 2.4%

74,000,000	Merrimac Cash Fund, Premium Class	74,000,000
	TOTAL MUTUAL FUNDS (COST $74,000,000)	74,000,000

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENT — 8.3%

	Commercial Papers — 8.3%
93,900,000	BMW US Capital Corp., 2.05%, due 12/01/04	93,900,000
75,000,000	Rabobank USA, 2.04%, due 12/01/04	75,000,000
93,000,000	UBS Finance (Delaware) Inc., 2.00%, due 12/01/04	93,000,000
		261,900,000

	TOTAL SHORT-TERM INVESTMENT (COST $261,900,000)	261,900,000

	TOTAL INVESTMENTS — 99.5%
	(Cost $3,116,337,466)	3,125,642,270

	Other Assets and Liabilities (net) — 0.5%	16,859,916

	TOTAL NET ASSETS — 100.0%	$3,142,502,186

144A - Securities exempt from registration under rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

AMBAC - Insured as to the payment of principal and interest by AMBAC Assurance Corporation.
CapMAC - Insured as to the payment of principal and interest by Capital Markets Assurance Corporation.
CBO - Collateralized Bond Obligation
CDO - Collateralized Debt Obligation
EMTN - Euromarket Medium Term Note
FGIC - Insured as to the payment of principal and interest by Financial Guaranty Insurance Corporation.
FSA - Insured as to the payment of principal and interest by Financial Security Assurance.
GBP - British Pound
GMAC - Insured as to the payment of principal and interest by General Motors Acceptance Corporation.
MBIA - Insured as to the payment of principal and interest by MBIA Insurance Corp.

(a)	All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts and open swap contracts (Note 1).

See accompanying notes to the Schedule of Investments.

9

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2004 (Unaudited)

At November 30, 2004, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$3,117,001,944	$18,098,025	$(9,457,699)	$8,640,326

A summary of outstanding financial instruments at November 30, 2004 is as follows:

Forward currency contract

Settlement Date	Deliver	Units of Currency	Value	Net Unrealized Depreciation

Sales

2/08/05	GBP	42,000,000	$79,922,671	$(2,843,011)

Futures contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation

Sales

350	U.S. Treasury Note 5 Yr.	March 2005	$38,089,844	$144,990

At November 30, 2004, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

See accompanying notes to the Schedule of Investments.

10

Swap Agreements

Notional Amount	Expiration Date	Description	Net Unrealized Appreciation (Depreciation)
Interest Rate Swaps

100,000,000 USD	1/18/06	Agreement with Goldman Sachs International dated 1/16/01 to pay the notional amount multiplied by 5.82% and to receive the notional amount multiplied by the 3 month Floating Rate LIBOR.	$(2,861,483)

50,000,000 USD	1/9/08	Agreement with JP Morgan Chase Bank dated 1/07/03 to pay the notional amount multiplied by 3.43375% and to receive the notional amount multiplied by the 3 month Floating Rate LIBOR.	482,712

45,000,000 USD	3/4/08	Agreement with JP Morgan Chase Bank dated 2/28/03 to pay the notional amount multiplied by 3.096% and to receive the notional amount multiplied by the 3 month Floating Rate LIBOR.	923,857

40,000,000 USD	1/24/11	Agreement with Goldman Sachs International dated 1/19/01 to pay the notional amount multiplied by 6.0675% and to receive the notional amount multiplied by the 3 month Floating Rate LIBOR.	(3,754,244)

38,100,000 USD	2/24/13	Agreement with JP Morgan Chase Bank dated 12/09/03 to pay the notional amount multiplied by 4.54% and to receive the notional amount multiplied by the 3 month Floating Rate LIBOR.	152,092

Total Return Swaps

15,000,000 USD	1/31/05	Agreement with Citibank N.A. dated 7/30/04 to receive the notional amount multiplied by the return on the Lehman Brothers CMBS 8.5+ AAA CMBS Index and to pay the notional amount multiplied by the 1 month LIBOR adjusted by a specified spread.	(225,884)

55,000,000 USD	2/1/05	Agreement with Citibank N.A. dated 9/29/04 to receive the notional amount multiplied by the return on the Lehman Brothers AAA CMBS Index and to pay the notional amount multiplied by the 1 month LIBOR adjusted by a specified spread.	(625,077)

50,000,000 USD	3/1/05	Agreement with Deutsche Bank AG dated 8/30/04 to receive the notional amount multiplied by the return on the Lehman Brothers AAA CMBS 8.5+ Index and to pay the notional amount multiplied by the 1 month LIBOR adjusted by a specified spread.	(754,962)

			$(6,662,989)

See accompanying notes to the Schedule of Investments.

11

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Notes to Schedule of Investments

November 30, 2004 (Unaudited)

1.     Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and which are consistently followed by GMO Short-Duration Collateral Fund (the “Fund”).

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price.  Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price.  Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair value.  Shares of mutual funds are valued at their net asset value as reported on each business day.  Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued as determined in good faith by the Trustees or other persons acting at their direction.  A security’s value or exchange rate may be deemed unreliable if, for example, the Manager becomes aware of information or events occurring after the close of a foreign market that would materially affect the security’s value.

Some fixed income securities are valued at the closing bid for such securities as supplied by a primary pricing source chosen by the Manager.  The Manager evaluates such primary pricing sources on an ongoing basis, and may change a pricing source should it deem it appropriate.  The Manager is informed of erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and at its discretion may override a price supplied by a source (by taking a price supplied by another source).

Securities may be valued by independent pricing services which use prices provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

Certain securities were valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold and the differences could be material to the market value shown in the Schedule of Investments.  As of November 30, 2004, the total value of these securities represented 10.7% of net assets.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars.  The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day.  Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred.  The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments.  Such fluctuations are included with net realized and unrealized gain or loss on investments.  Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of currencies and forward currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid.

Forward currency contracts

The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund’s portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized appreciation or depreciation shown in the Schedule of Investments. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net

12

gain or loss. These contracts may involve market risk in excess of the unrealized appreciation or depreciation shown in the Schedule of Investments. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if there are movements in currency values that are unfavorable to the Fund. The value of the currencies the Fund has committed to buy or sell is shown under the Schedule of Investments and represents the currency exposure the Fund has acquired or hedged through forward currency contracts as of November 30, 2004.

Futures contracts

The Fund may purchase and sell futures contracts to manage its exposure to the financial markets.  Buying futures tends to increase the Fund’s exposure to the underlying instrument.  Selling futures tends to decrease the Fund’s exposure to the underlying instrument or hedge other Fund instruments.  Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange.  In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts.  Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund.  The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed.  Futures contracts involve, to varying degrees, risk of loss in excess of the appreciation and depreciation disclosed in the Schedule of Investments.  Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions.  Losses may arise from the changes in the value of the underlying instrument, if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms.  Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See the Schedule of Investments for all futures contracts held by the Fund as of November 30, 2004.

Options

The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest.  Writing put options tends to increase the Fund’s exposure to the underlying instrument.  Writing call options tends to decrease the Fund’s exposure to the underlying instrument.  When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written.  Premiums received from writing options which expire are treated as realized gains.  Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss.  The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option.  In the event that the Fund writes uncovered call options (i.e. options for investments that the Fund does not own), it bears the risk of incurring substantial losses if the price of the underlying investment increases during the term of the option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. As of November 30, 2004, the Fund held no written option contracts.

The Fund may also purchase put and call options.  Purchasing call options tends to increase the Fund’s exposure to the underlying instrument.  Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument.  The Fund pays a premium as a cost for a purchased option disclosed in the Schedule of Investments, which is subsequently marked to market to reflect the current value of the option.  Premiums paid for purchasing options which expire are treated as realized losses.  Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. See the Schedule of Investments for all purchased option contracts held by the Fund as of November 30, 2004.

Exchange traded options are valued at the last sale price, or if no sale is reported, the last bid price for purchased options and the last ask price for written options.  Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Manager.

Loan agreements

The Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates.  The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties.  A loan is often administered by a bank or other financial institution

13

(the “lender”) that acts as agent for all holders.  The agent administers the terms of the loan, as specified in the loan agreement.  When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower.  The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower.  As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement.  When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.  As of November 30, 2004, the Fund held no loan agreements.

Indexed securities

The Fund may invest in indexed securities whose redemption values and/or coupons are linked to the prices of other securities, securities indices, or other financial indicators.  The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that may be difficult to invest in through conventional securities.  Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.  See the Schedule of Investments for all indexed securities held by the Fund as of November 30, 2004.

Swap agreements

The Fund may enter into swap agreements to manage its exposure to the financial markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into interest rate, total return, forward swap spread lock and credit default swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve commitments to pay interest in exchange for a market linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. Forward swap spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party on its obligation. The Fund may use credit default swaps to provide a measure of protection against defaults of sovereign or corporate issuers (i.e., to reduce risk where the Fund owns or has exposure to the issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. In connection with these agreements, cash or securities may be set aside as collateral by the Fund’s custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral.  Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss.  Payments received or made on swap contracts are recorded as realized gain or loss. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market, and documentation risk in excess of the amounts disclosed in the Schedule of Investments. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in interest rates. See the Schedule of Investments for a summary of open swap agreements held by the Fund as of November 30, 2004.

Repurchase agreements

The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date.  The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement.  The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller.  Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty.  In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited. As of November 30, 2004, the Fund held no repurchase agreements.

14

Reverse repurchase agreements

The Fund may enter into reverse repurchase agreements with certain banks and broker/dealers whereby the Fund sells portfolio assets concurrent with an agreement by the Fund to repurchase the same assets at a later date at a fixed price.  In connection with these agreements, the Fund establishes segregated accounts with its custodian in which the Fund maintains cash, U.S. Government securities or other liquid high grade debt obligations in the name of the counterparty equal in value to its obligations in respect of reverse repurchase agreements.  Reverse repurchase agreements involve the risk that the market value of the securities the Fund has sold may decline below the price at which it is obligated to repurchase them under the agreement. The market value of the securities the Fund has sold is determined daily and any additional required collateral is allocated to or sent by the Fund on the next business day. As of November 30, 2004, the Fund held no reverse repurchase agreements.

Security lending

The Fund may lend its securities to certain qualified brokers.  The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan.  As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in recovery or loss of rights in the collateral should the borrower of the securities fail financially.  The Fund receives compensation for lending its securities.  As of November 30, 2004, the Fund had no securities on loan.

2.     Additional information

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semi-annual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

15

GMO Short-Duration Investment Fund

(A Series of GMO Trust)

Schedule of Investments

November 30, 2004 (Unaudited)

Asset Class Summary	% of Total Net Assets
Mutual Funds	81.7%
Debt Obligations	18.1
Short-Term Investments and Other Assets and Liabilities (net)	0.2
100.0%

See accompanying notes to the Schedule of Investments.

1

GMO Short-Duration Investment Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2004 (Unaudited)

Par Value ($)	Description	Value ($)

	DEBT OBLIGATIONS — 18.1%

	U.S. Government — 9.2%
2,894,825	U.S. Treasury Inflation Indexed Note, 3.88%, due 01/15/09	3,257,582

	U.S. Government Agency — 8.9%
186,667	Agency for International Development Floater (Support of Botswana), Variable Rate, 6 mo. U.S. Treasury Bill + .40%, 2.86%, due 10/01/12	184,333
1,201,050	Agency for International Development Floater (Support of C.A.B.E.I.), Variable Rate, 6 mo. U.S. Treasury Bill + .40%, 2.86%, due 10/01/12	1,186,037
1,161,794	Agency for International Development Floater (Support of Honduras), Variable Rate, 3 mo. U.S. Treasury Bill x 117%, 1.50%, due 10/01/11	1,157,437
56,992	Agency for International Development Floater (Support of Peru, Series A, Variable Rate, 6 mo. U.S. Treasury Bill +.35%, 2.81%, due 05/01/14	56,707
588,625	Small Business Administration Pool #502320, Variable Rate, Prime - 2.18%, 2.56, due 08/25/18	589,358
		3,173,872

	TOTAL DEBT OBLIGATIONS (COST $6,331,028)	6,431,454

Shares	Description	Value ($)

	MUTUAL FUNDS — 81.7%

	Affiliated Issuers — 81.7%
1,131,748	GMO Short-Duration Collateral Fund	28,836,926
9,192	GMO Special Purpose Holding Fund	168,855
	TOTAL MUTUAL FUNDS (COST $29,316,317)	29,005,781

	TOTAL INVESTMENTS — 99.8% (Cost $35,647,345)	35,437,235

	Other Assets and Liabilities (net) — 0.2%	86,528

	TOTAL NET ASSETS — 100.0%	$35,523,763

Variable rates - The rates shown on variable rate notes are the current interest rates at November 30, 2004, which are subject to change based on the terms of the security.

See accompanying notes to the Schedule of Investments.

2

GMO Short-Duration Investment Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2004 (Unaudited)

At November 30, 2004, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
$35,807,453	$59,069	$(429,287)	$(370,218)

See accompanying notes to the Schedule of Investments.

3

GMO Short-Duration Investment Fund

(A Series of GMO Trust)

Notes to Schedule of Investments

November 30, 2004 (Unaudited)

1.              Investments in affiliated issuers

GMO Short-Duration Investment Fund (“the Fund”) makes investments in other funds of the GMO Trust (“underlying funds”).  The Schedule of Investments of the underlying funds should be read in conjunction with the Fund’s Schedule of Investments.  These schedules are available, without charge, upon request by calling (617)346-7646 (collect).

A summary of the Fund’s transactions in the shares of these issuers during the nine months ended November 30, 2004,  is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gains Distributions	Value, end of period
GMO Short-Duration Collateral Fund	$28,755,502	$20,114,021	$20,400,000	$3,439	$14,902	$28,836,926
GMO Special Purpose Holding Fund	8,533,147	283,141	8,508,235	283,141	—	168,855	*

Totals	$37,288,649	$20,397,162	$28,908,235	$286,580	$14,902	$29,005,781

* After effect of return of capital distribution of $141,683 on June 10, 2004.

2.              Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and which are consistently followed by the Fund.

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price.  Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost, which approximates fair value.  Shares of other funds of the Trust (“underlying funds”) and other mutual funds are valued at their net asset value as reported on each business day.  Securities for which quotations are not readily available or whose values the manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.  A security’s value may be deemed unreliable if, for example, the manager becomes aware of information or events occurring after the close of a foreign market that would materially affect that security’s value.

Some fixed income securities are valued at the closing bid for such securities as supplied by a primary pricing source chosen by the Manager.  The Manager evaluates such primary pricing sources on an ongoing basis, and may change a pricing source should it deem it appropriate.  The Manager is informed of erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and at its discretion may override a price supplied by a source (by taking a price supplied by another source).

Securities may be valued by independent pricing services which use prices provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

Certain securities held by the Fund, or an underlying fund in which it invests, were valued on the basis of a price provided by a principal market maker.  The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.  As of November 30, 2004, the total value of these securities represented 17.6% of net assets.

Indexed securities

The Fund may invest in indexed securities whose redemption values and/or coupons are linked to the prices of other securities, securities indices, or other financial indicators.  The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that may be difficult to invest in through conventional securities.  Indexed

4

securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment. See the Schedule of Investments for all indexed securities held by the Fund as of November 30, 2004.

Repurchase agreements

The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date.  The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement.  The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller.  Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty.  In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited.  As of November 30, 2004 the Fund held no repurchase agreements.

Security lending

The Fund may lend its securities to certain qualified brokers.  The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan.  As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in recovery or loss of rights in the collateral should the borrower of the securities fail financially.  The Fund receives compensation for lending its securities.  As of November 30, 2004, the Fund had no securities on loan.

3.              Additional information

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semi-annual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

5

GMO Small Cap Growth Fund

(A Series of GMO Trust)

Schedule of Investments

November 30, 2004 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	97.8%
Mutual Fund	2.4
Debt Obligation	0.0
Futures	0.0
Short-Term Investments and Other Assets and Liabilities (net)	(0.2)
100.0%

Industry Sector Summary	% of Equity Investments
Technology	20.0%
Health Care	13.5
Services	13.3
Retail Stores	10.2
Financial	8.8
Construction	6.7
Consumer Goods	6.1
Machinery	4.7
Oil & Gas	3.6
Primary Process Industry	3.3
Manufacturing	3.0
Transportation	2.6
Food & Beverage	1.4
Utility	1.3
Metals & Mining	0.8
Automotive	0.7
100.0%

See accompanying notes to the Schedule of Investments.

1

GMO Small Cap Growth Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2004 (Unaudited)

Par Value ($)	Description	Value ($)

	DEBT OBLIGATIONS — 0.0%

	Manufacturing — 0.0%
12,000	Mueller Industries, Inc., Subordinated Note, 6.00%, due 11/01/14	11,730

	TOTAL DEBT OBLIGATIONS (COST $12,000)	11,730

Shares	Description	Value ($)

	COMMON STOCKS — 97.8%

	Automotive — 0.6%
4,300	Dana Corp.	70,305
1,300	Oshkosh Truck Corp.	81,666
1,500	Superior Industries International, Inc. (a)	42,375
6,100	Visteon Corp.	51,606
		245,952

	Construction — 6.5%
2,200	American Woodmark Corp.	88,506
2,000	AvalonBay Communities, Inc. REIT	142,200
400	Beazer Homes USA, Inc.	49,600
2,500	First Industrial Realty Trust, Inc. REIT	99,500
500	Fluor Corp.	25,950
3,000	Hovnanian Enterprises, Inc. *	120,810
2,400	Jacobs Engineering Group, Inc. *	110,328
900	KB Home	79,101
4,600	Louisiana-Pacific Corp.	112,562
1,590	MDC Holdings, Inc.	120,363
1,400	Meritage Homes Corp. *	131,040
800	New Century Financial Corp. REIT	50,608
300	NVR, Inc. *	207,270
2,100	Potlatch Corp.	106,512
2,500	Regency Centers Corp. REIT	130,000
1,300	Ryland Group, Inc.	131,755
2,400	Simpson Manufacturing Co., Inc.	80,640
4,400	St. Joe Co.	241,340
2,100	Texas Industries, Inc.	126,000
2,900	Thor Industries, Inc.	96,860
3,300	Toll Brothers, Inc. *	169,554
2,000	Winnebago Industries, Inc.	75,860
400	York International Corp.	14,748
		2,511,107

	Consumer Goods — 6.0%
4,750	Bebe Stores, Inc. *	172,330
2,600	Blyth, Inc.	76,206
6,200	Brunswick Corp.	302,684
2,800	Chattem, Inc. *	101,416
1,900	Columbia Sportswear Co. *	108,110
900	Deckers Outdoor Corp. * (a)	39,168
1,300	Ethan Allen Interiors, Inc.	51,285
8,350	Fossil, Inc. *	225,867
2,300	Genesco, Inc. *	68,034
200	Genlyte Group, Inc. *	16,034
1,900	Harman International Industries, Inc.	233,415

See accompanying notes to the Schedule of Investments.

2

1,700	Kenneth Cole Productions, Inc.-Class A	50,184
900	K-Swiss, Inc.-Class A	24,383
900	Matthews International Corp.-Class A	33,183
3,700	Maytag Corp.	74,370
600	Middleby Corp.	34,452
1,400	Nu Skin Enterprises, Inc.-Class A	31,472
3,900	Oakley, Inc.	47,385
2,700	Plantronics, Inc.	111,213
300	Polaris Industries, Inc.	19,770
4,900	Quiksilver, Inc.*	145,285
1,500	Shuffle Master, Inc. * (a)	69,045
1,900	Skechers U.S.A., Inc.-Class A *	22,059
2,300	Steven Madden, Ltd. *	43,378
1,300	Timberland Co.-Class A *	82,329
2,100	Topps Co. (The), Inc.	20,937
4,800	Tupperware Corp.	89,856
		2,293,850

	Financial — 8.7%
2,000	American Financial Group, Inc.	62,960
3,600	AmeriCredit Corp. *	75,384
1,900	AmerUs Group Co.	82,783
2,400	Arthur J. Gallagher & Co.	73,560
400	Associated Banc Corp.	13,292
3,200	Bank of Hawaii Corp.	155,360
4,600	Brown & Brown, Inc.	186,530
1,000	Chicago Mercantile Exchange	195,710
200	Commerce Bancorp, Inc. (a)	12,494
1,100	Commercial Capital Bancorp, Inc.	26,246
3,900	CompuCredit Corp. *	93,483
3,800	East-West Bancorp, Inc.	157,586
2,000	Equifax, Inc.	55,240
3,700	Federated Investors, Inc.-Class B	108,854
3,600	First Marblehead Corp. (The) *	204,336
2,700	Flagstar Bancorp, Inc.	58,833
3,700	GATX Corp.	108,928
100	Greater Bay Bancorp	2,905
2,800	HealthExtras, Inc. *	44,716
800	Hudson United Bancorp	32,520
1,300	IndyMac Bancorp, Inc.	42,237
2,200	Investors Financial Services Corp.	96,448
1,400	Irwin Financial Corp.	37,254
600	Mcgrath Rentcorp	25,356
700	Mercury General Corp.	39,690
1,800	Nara Bancorp, Inc.	37,368
2,800	Ohio Casualty Corp. *	60,144
2,200	People’s Bank	87,472
2,200	Pre-Paid Legal Services, Inc. * (a)	75,350
1,300	PrivateBancorp, Inc. (a)	44,772
3,200	Protective Life Corp.	133,920
4,100	Providian Financial Corp. *	65,805
6,000	Ryder System, Inc.	321,840
3,400	SEI Investments Co.	132,974
2,200	TCF Financial Corp.	68,002
1,000	Triad Guaranty, Inc. *	60,000
1,900	Unitrin, Inc.	90,516
300	Westamerica Bancorporation	17,448
2,900	Zenith National Insurance Corp.	133,313
		3,321,629

See accompanying notes to the Schedule of Investments.

3

	Food & Beverage — 1.4%
900	Coors (Adolph)-Class B	67,410
2,700	Corn Products International, Inc.	146,934
1,700	Lancaster Colony Corp.	74,256
6,500	PepsiAmericas, Inc.	137,215
2,900	Sanderson Farms, Inc.	108,025
		533,840

	Health Care — 13.2%
2,300	Advanced Medical Optics, Inc. * (a)	95,634
1,800	Amedisys, Inc. *	59,256
2,800	American Medical Systems Holdings, Inc. *	106,848
4,200	Andrx Group *	74,760
2,300	Aspect Medical Systems, Inc. *	56,120
4,300	Bausch & Lomb, Inc.	253,184
2,800	Beverly Enterprises, Inc. *	24,276
1,800	Biosite, Inc. * (a)	100,242
1,900	Bradley Pharmaceuticals, Inc. * (a)	33,630
600	Centene Corp. *	32,100
2,100	Cephalon, Inc. * (a)	99,813
3,100	Cerner Corp. *	163,432
6,800	Charles River Laboratories International, Inc. *	317,900
2,200	Cooper Cos., Inc. (a)	152,966
4,700	Covance, Inc. *	185,462
2,800	Curative Health Services, Inc. *	15,988
2,200	Dade Behring Holdings, Inc. *	118,118
1,900	Dentsply International, Inc.	99,959
4,500	Enzon Pharmaceuticals, Inc. *	60,930
5,800	Eon Labs, Inc. * (a)	156,368
6,600	First Horizon Pharmaceutical Corp. * (a)	129,096
2,012	Fisher Scientific International, Inc. *	113,758
2,400	Gentiva Health Services, Inc. *	39,960
500	Haemonetics Corp. *	17,450
7,200	Healthsouth Corp. *	41,544
3,700	Idexx Laboratories, Inc. *	190,920
300	Intuitive Surgical, Inc. *	10,779
1,400	Invacare Corp.	70,714
1,700	Kensey Nash Corp. *	53,142
2,400	Kindred Healthcare, Inc. *	65,520
1,800	LCA-Vision, Inc.	59,040
3,300	Lifepoint Hospital, Inc. *	121,374
3,800	Lincare Holdings, Inc. *	146,642
900	Mentor Corp.	27,774
3,600	MGI Pharma, Inc. * (a)	97,164
2,100	NeighborCare, Inc. *	58,989
1,300	Ocular Sciences, Inc. *	62,808
1,400	Patterson Cos., Inc. *	57,204
3,000	Perrigo Co.	54,120
4,400	Pharmaceutical Product Development, Inc. *	185,284
1,300	Pharmion Corp. *	55,042
2,200	PolyMedica Corp.	78,210
5,200	Possis Medical, Inc. * (a)	60,008
2,700	Priority Healthcare Corp.-Class B *	56,430
5,900	PSS World Medical, Inc. *	73,833
1,000	Psychiatric Solutions, Inc. *	32,550
1,500	RehabCare Group, Inc. *	39,480
3,900	Renal Care Group, Inc. *	129,870
1,100	ResMed, Inc. *	55,066
800	Respironics, Inc. *	44,304
4,650	Salix Pharmaceuticals, Ltd. *	70,447
100	SFBC International, Inc. *	3,883

See accompanying notes to the Schedule of Investments.

4

1,700	Sierra Health Services, Inc. *	94,571
2,100	Steris Corp. *	48,048
3,500	Techne Corp. *	130,025
100	United Therapeutics Corp. *	4,401
2,000	Universal Health Services, Inc.-Class B	91,040
3,800	VCA Antech, Inc. *	70,528
600	Ventana Medical Systems, Inc. *	35,850
5,100	Ventiv Health, Inc. *	98,736
		5,082,590

	Machinery — 4.6%
2,800	Briggs & Stratton Corp.	109,816
3,400	Cal Dive International, Inc. *	146,404
2,800	Carbo Ceramics, Inc.	217,560
2,000	Cummins, Inc.	159,240
2,150	Engineered Support Systems, Inc.	118,250
4,200	FMC Technologies, Inc. *	137,970
2,300	Graco, Inc.	84,226
1,600	Hydril *	75,056
1,700	Joy Global, Inc.	69,173
1,600	Lincoln Electric Holdings, Inc.	57,424
200	Manitowoc Co.	7,470
2,000	Maverick Tube Corp. *	63,400
4,100	MSC Industrial Direct Co.-Class A	146,042
5,100	National-Oilwell, Inc. *	184,620
1,400	Oceaneering International, Inc. *	53,760
3,200	Oil States International, Inc. *	65,184
1,200	Stanley Works (The)	56,112
		1,751,707

	Manufacturing — 2.9%
3,500	Bemis Co., Inc.	97,440
1,600	Ceradyne, Inc. * (a)	79,040
1,750	Jarden Corp. *	67,147
2,500	Mine Safety Appliances Co.	118,500
3,400	Mueller Industries, Inc.	104,482
5,900	Owens-IIlinois, Inc. *	123,428
6,000	Pentair, Inc.	240,120
1,600	Reliance Steel & Aluminum Co.	63,856
3,400	Temple Inland, Inc.	202,606
		1,096,619

	Metals & Mining — 0.8%
4,600	Arch Coal, Inc.	175,720
2,900	CONSOL Energy, Inc.	123,830
		299,550

	Oil & Gas — 3.5%
1,500	Cabot Oil & Gas Corp.	72,570
6,000	Chesapeake Energy Corp.	108,000
3,400	Cimarex Energy Co. * (a)	136,612
1,300	Newfield Exploration Co. *	81,705
2,000	Noble Energy, Inc.	127,580
6,100	Patterson-UTI Energy, Inc.	122,000
800	Pioneer Natural Resources Co.	28,160
4,200	Plains Exploration & Production Co. *	117,726
1,200	Pogo Producing Co.	60,600
1,100	Stone Energy Corp. *	52,778

See accompanying notes to the Schedule of Investments.

5

300	Sunoco, Inc.	24,768
3,700	Swift Energy Co. *	112,258
1,800	Tesoro Corp. *	59,616
3,600	Vintage Petroleum, Inc.	87,300
4,900	Western Gas Resources, Inc.	151,900
		1,343,573

	Primary Process Industry — 3.3%
700	A. Schulman, Inc.	15,015
8,300	AK Steel Holding Corp. *	107,153
2,300	Cabot Corp.	86,595
1,400	Carpenter Technology Corp.	81,830
3,000	Commercial Metals Co.	136,020
800	Eastman Chemical Co.	43,504
2,600	Georgia Gulf Corp.	149,708
4,400	Headwaters, Inc. *	140,932
1,500	OM Group, Inc. *	46,110
3,200	Oregon Steel Mills, Inc. *	57,536
1,100	Ryerson Tull, Inc.	17,798
6,000	Steel Dynamics, Inc.	243,180
600	Steel Technologies, Inc.	17,568
5,300	Worthington Industries, Inc.	114,003
		1,256,952

	Retail Stores — 9.9%
5,200	Abercrombie & Fitch Co.-Class A	236,860
1,100	Advance Auto Parts *	45,386
5,350	Aeropostale, Inc. *	152,475
10,100	American Eagle Outfitters, Inc.	421,877
5,400	Blockbuster, Inc.-Class A (a)	45,792
1,000	Building Material Holding Corp.	36,450
2,100	Charlotte Russe Holding, Inc. *	24,465
4,400	Charming Shoppes, Inc. *	41,140
3,050	Chico’s FAS, Inc. * (a)	117,730
2,800	Christopher & Banks Corp.	55,244
9,200	Claire’s Stores, Inc.	187,220
3,500	Dick’s Sporting Goods, Inc. *	126,000
3,200	Dollar Tree Stores, Inc. *	89,056
1,600	Electronics Boutique Holdings Corp. *	62,320
5,500	Fastenal Co.	336,380
2,600	Finish Line-Class A	47,840
1,500	Foot Locker, Inc.	38,970
3,600	Hibbett Sporting Goods, Inc. *	89,172
2,600	HOT Topic, Inc. *	42,562
2,200	Insight Enterprises, Inc. *	44,506
1,800	J. Jill Group (The), Inc. *	31,086
1,750	Jos A. Bank Clothiers, Inc. * (a)	46,025
2,600	Men’s Wearhouse, Inc. *	82,290
6,000	Michaels Stores, Inc.	163,980
1,300	Movie Gallery, Inc.	22,659
2,763	Nautilus Group, Inc.	60,195
2,100	Neiman-Marcus Group, Inc.-Class A	137,151
3,000	Nordstrom, Inc.	131,250
1,100	O’Reilly Automotive, Inc. *	47,894
4,725	Pacific Sunwear of California, Inc. *	104,942
4,100	Pier 1 Imports, Inc.	74,784
4,150	Rent-A-Center, Inc. *	105,784
1,300	Sonic Automotive, Inc.	32,279
1,400	Too, Inc. *	35,560
11,700	Urban Outfitters, Inc. *	497,250
		3,814,574

See accompanying notes to the Schedule of Investments.

6

	Services — 13.0%
700	Ameristar Casinos, Inc.	28,175
5,975	Applebee’s International, Inc.	153,558
1,000	Applied Industrial Technologies, Inc.	41,650
3,700	Aramark Corp.-Class B	96,792
4,900	Argosy Gaming Co. *	228,144
4,400	Boyd Gaming Corp.	161,744
1,000	Bright Horizons Family Solutions, Inc. *	62,750
3,700	Brinker International, Inc. *	126,281
6,300	Brink’s Co. (The)	243,243
10,200	Caesars Entertainment, Inc. *	191,760
2,600	California Pizza Kitchen, Inc. *	65,130
5,500	Catalina Marketing Corp.	154,550
3,100	CEC Entertainment, Inc. *	126,139
1,000	Cheesecake Factory (The) *	48,890
1,500	Choice Hotels International, Inc.	76,800
7,400	Copart, Inc. *	159,840
2,000	Corinthian Colleges, Inc. *	34,850
2,400	Darden Restaurants, Inc.	65,424
2,900	Education Management Corp. *	96,106
3,000	Factset Research Systems, Inc.	154,950
5,400	First Health Group Corp. *	96,228
2,200	Getty Images, Inc. *	128,150
1,800	Hughes Supply, Inc.	59,184
1,100	IHOP Corp.	46,607
700	Iron Mountain, Inc. *	21,091
3,000	Isle of Capri Casinos, Inc. *	73,590
2,900	ITT Educational Services, Inc. * (a)	138,417
4,200	Jack in the Box, Inc. *	158,676
5,200	Labor Ready, Inc. *	82,576
2,200	Laureate Education, Inc. *	86,658
3,400	Mandalay Resort Group	236,980
1,500	Manpower, Inc.	72,555
3,700	Outback Steakhouse, Inc.	160,210
1,700	Papa John’s International, Inc. *	60,469
3,100	Penn National Gaming, Inc. *	163,587
1,500	Readers Digest Association (The), Inc.	21,450
1,700	Red Robin Gourmet Burgers, Inc. * (a)	87,295
2,600	Regis Corp.	116,090
3,200	Resources Connection, Inc. *	145,152
2,300	Ruby Tuesday, Inc.	63,365
1,800	Sabre Holdings Corp.	41,544
3,250	SCP Pool Corp.	102,473
4,300	Service Corp. International *	30,358
3,000	Sonic Corp. *	87,510
2,400	Station Casinos, Inc.	136,896
1,400	Stericycle, Inc. *	58,506
5,600	United Natural Foods, Inc. *	157,528
1,700	West Corp. *	58,888
		5,008,809

	Technology — 19.6%
4,000	Activision, Inc. *	62,880
4,300	Acxiom Corp.	108,747
2,800	Akamai Technologies, Inc. * (a)	36,260
6,500	Alliance Data Systems Corp. *	278,850
1,000	Alliant Techsystems, Inc. *	65,870
5,200	Amphenol Corp.-Class A *	182,572

See accompanying notes to the Schedule of Investments.

7

2,700	Anixter International, Inc.	101,871
1,300	Ansys, Inc. *	39,897
2,800	Anteon International Corp. *	103,656
2,100	Applied Signal Technology, Inc.	79,716
2,700	Armor Holdings, Inc. *	116,559
2,300	Arrow Electronics, Inc. *	56,419
2,100	Ask Jeeves, Inc. * (a)	54,264
4,300	Autodesk, Inc.	281,263
2,100	Avid Technology, Inc. *	119,847
4,800	Avnet, Inc. *	88,320
4,600	BE Aerospace, Inc. *	48,746
1,200	BEI Technologies, Inc.	35,220
700	Black Box Corp.	29,876
1,800	CACI International, Inc.-Class A *	111,834
900	Ceridian Corp. *	17,019
3,200	Checkfree Corp. *	118,560
4,200	Cognizant Technology Solutions Corp. *	160,146
1,300	Comtech Telecommunications *	40,924
10,300	Comverse Technology, Inc. *	219,081
3,400	Convergys Corp. *	50,558
4,400	Cree, Inc. * (a)	157,432
2,800	CSG Systems International, Inc. *	50,876
600	Cuno, Inc. *	39,318
2,000	Digital River, Inc. *	83,840
6,000	Digitas, Inc. *	49,260
700	Diodes, Inc. *	17,409
2,000	Ditech Communications Corp. *	31,520
1,200	Donaldson Co., Inc.	37,200
3,400	ESS Technology *	23,970
1,100	Flir Systems, Inc. *	61,985
1,600	Global Imaging Systems, Inc. *	59,872
1,500	Global Payments, Inc. (a)	82,740
4,900	Harris Corp.	324,331
3,700	Helix Technology Corp.	55,759
1,200	Infospace, Inc. *	53,160
500	Innovative Solutions & Support, Inc. *	15,305
2,300	Intervoice, Inc. *	29,900
500	iPayment, Inc. *	19,220
7,100	iVillage, Inc. *	33,690
1,000	John H. Harland Co.	35,310
6,000	Lam Research Corp. *	156,060
1,300	Littelfuse, Inc. *	50,726
2,500	Mantech International Corp.-Class A *	59,850
1,300	Maximus, Inc. *	40,729
1,100	Mercury Computer Systems, Inc. *	34,650
2,600	Metrologic Instruments, Inc. *	53,118
1,000	Micros Systems, Inc. *	73,370
5,900	Microsemi Corp. *	105,020
3,400	NCR Corp. *	203,082
900	Overland Storage, Inc. *	13,365
2,500	PalmOne, Inc. * (a)	87,600
14,400	Parametric Technology Corp. *	84,240
3,300	Paxar Corp. *	76,395
1,400	PerkinElmer, Inc.	29,862
2,300	Perot Systems Corp. *	36,823
8,500	PMC-Sierra, Inc. *	93,840
1,600	QLogic Corp. *	55,024
2,100	Rayovac Corp. *	62,328
2,700	Reynolds & Reynolds, Inc. (The) — Class A	64,071
2,700	Rogers Corp. *	128,115
1,100	S1 Corp. *	10,307
3,700	Sapient Corp. *	29,267

See accompanying notes to the Schedule of Investments.

8

2,000	ScanSource, Inc. *	129,400
4,900	Semtech Corp. *	100,303
4,200	SERENA Software, Inc. *	87,570
1,200	Silicon Image, Inc. *	20,160
5,300	Silicon Storage Technology, Inc. *	36,888
1,300	Siliconix, Inc. *	48,087
6,200	Skyworks Solutions, Inc. * (a)	61,566
2,100	Sonic Solutions, Inc. * (a)	40,530
2,100	SPSS, Inc. *	33,579
1,800	SRA International, Inc.-Class A *	104,472
1,300	Synaptics, Inc. *	49,920
3,600	Syntel, Inc.	70,488
1,900	Take-Two Interactive Software, Inc. *	66,405
4,500	Tech Data Corp. *	204,255
4,300	Tektronix, Inc.	134,891
11,800	Tellabs, Inc. *	100,890
2,600	Tessera Technologies, Inc. *	92,430
8,900	Tibco Software, Inc. *	102,350
3,000	United Defense Industries, Inc. * (a)	135,900
1,000	United Stationers, Inc. *	47,880
1,900	Viasat, Inc. *	39,653
1,400	WebEx Communications, Inc. *	33,236
3,900	Websense, Inc. *	187,434
1,100	WESCO International, Inc. *	30,932
10,900	Wind River Systems, Inc. *	131,890
		7,510,003

	Transportation — 2.5%
2,800	C.H. Robinson Worldwide, Inc.	150,500
3,300	CNF, Inc.	154,275
2,400	EGL, Inc. *	80,976
4,400	JB Hunt Transport Services, Inc.	176,880
2,300	Landstar System, Inc. *	162,173
2,200	Old Dominion Freight Line, Inc. *	68,970
900	Overseas Shipholding Group, Inc.	59,121
600	SCS Transportation, Inc. *	12,690
2,100	Yellow Roadway Corp. *	110,985
		976,570

	Utility — 1.3%
500	DPL, Inc.	11,990
2,100	El Paso Electric Co. *	37,695
1,500	Energen Corp.	86,790
1,900	Equitable Resources, Inc.	113,050
300	j2 Global Communications, Inc. *	10,455
1,500	National Fuel Gas Co.	42,300
1,600	Southwestern Energy Co. *	87,840
3,700	Western Wireless Corp.-Class A *	99,900
		490,020

	TOTAL COMMON STOCKS (COST $31,628,666)	37,537,345

	MUTUAL FUNDS — 2.4%

931,036	Dreyfus Cash Management Plus Fund (b)	931,036
	TOTAL MUTUAL FUNDS (COST $931,036)	931,036

See accompanying notes to the Schedule of Investments.

9

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 7.2%

	Cash Equivalent — 3.8%
1,455,738	Harris Trust & Savings Bank Eurodollar Time Deposit, 1.93%, due 12/01/04 (b)	1,455,738

	U.S. Government — 0.3%
125,000	U.S. Treasury Bill, 2.22%, due 3/24/05 (c)	124,139

	Repurchase Agreement — 3.1%
1,185,938	Citigroup Global Markets Repurchase Agreement, dated 11/30/04, due 12/01/04, with a maturity value of $1,185,971, and an effective yield of 1.00%, collateralized by a U.S. Treasury Bond with a rate of 11.25%, maturity date of 2/15/15 and a market value, including accrued interest of $1,210,165.	1,185,938

	TOTAL SHORT-TERM INVESTMENT (COST $2,767,956)	2,765,815

	TOTAL INVESTMENTS — 107.4% (Cost $35,339,658)	41,245,926

	Other Assets and Liabilities (net) — (7.4%)	(2,868,559)

	TOTAL NET ASSETS — 100.0%	$38,377,367

	REIT - Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of this security is out on loan (Note 1).
(b)	Investment of security lending collateral (Note 1).
(c)	All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts (Note 1).

See accompanying notes to the Schedule of Investments.

10

GMO Small Cap Growth Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2004 (Unaudited)

At November 30, 2004, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$35,393,848	$6,716,238	$(864,160)	$5,852,078

A summary of outstanding financial instruments at November 30, 2004 is as follows:

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation

Buys

1	Russell 2000	December 2004	$317,075	$5,189

At November 30, 2004, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

See accompanying notes to the Schedule of Investments.

11

GMO Small Cap Growth Fund

(A Series of GMO Trust)

Notes to Schedule of Investments

November 30, 2004 (Unaudited)

1.              Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and which are consistently followed by GMO Small Cap Growth Fund (the “Fund”).

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price.  Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price.  Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair value.  Shares of mutual funds are valued at their net asset value as reported on each business day.  Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued as determined in good faith by the Trustees or other persons acting at their direction.

Futures contracts

The Fund may purchase and sell futures contracts to manage its exposure to the financial markets.  Buying futures tends to increase the Fund’s exposure to the underlying instrument.  Selling futures tends to decrease the Fund’s exposure to the underlying instrument or hedge other Fund instruments.  Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange.  In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts.  Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund.  The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed.  Futures contracts involve, to varying degrees, risk of loss in excess of the appreciation and depreciation disclosed in the Schedule of Investments.  Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions.  Losses may arise from the changes in the value of the underlying instrument, if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms.  Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.  See the Schedule of Investments for all open futures contracts held by the Fund as of November 30, 2004.

Swap agreements

The Fund may enter into swap agreements to manage its exposure to the financial markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into total return swap agreements, which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. The Fund may also enter into contracts for differences in which the Fund agrees with the counterparty that its return will be based on the relative performance of two different groups or “baskets” of securities, adjusted by an interest rate payment. To the extent that the relative performance of the two baskets of securities exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. In connection with these agreements, cash or securities may be set aside as collateral by the Fund’s custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss. Payments received or made on swap contracts are recorded as realized gain or loss. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to

12

varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts disclosed in the Schedule of Investments. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in the price of the security or index underlying these transactions.  As of November 30, 2004, the Fund held no swap agreements.

Repurchase agreements

The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date.  The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement.  The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller.  Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty.  In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited.  See the Schedule of Investments for the open repurchase agreement as of November 30, 2004.

Security lending

The Fund may lend its securities to certain qualified brokers.  The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan.  As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in recovery or loss of rights in the collateral should the borrower of the securities fail financially.  The Fund receives compensation for lending its securities.  As of November 30, 2004, the Fund had loaned securities having a market value of $2,302,259 collateralized by cash in the amount of $2,386,774 which was invested in short-term instruments.

2.              Additional information

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semi-annual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

13

GMO Small Cap Value Fund

(A Series of GMO Trust)

Schedule of Investments

November 30, 2004 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	99.3%
Mutual Funds	2.3
Debt Obligation	0.1
Futures	0.0
Short-Term Investments and Other Assets and Liabilities (net)	(1.7)
100.0%

Industry Sector Summary	% of Equity Investments
Financial	22.7%
Construction	16.9
Retail Stores	10.2
Services	8.5
Technology	6.6
Health Care	6.5
Consumer Goods	6.2
Utility	5.4
Manufacturing	4.2
Automotive	4.2
Primary Process Industry	2.7
Oil & Gas	1.8
Food & Beverage	1.5
Machinery	1.2
Transportation	1.0
Metals & Mining	0.4
100.0%

See accompanying notes to the Schedule of Investments.

1

GMO Small Cap Value Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2004 (Unaudited)

Par Value ($)	Description	Value ($)

	DEBT OBLIGATIONS — 0.1%

	Manufacturing — 0.1%
34,000	Mueller Industries, Inc., Subordinated Note, 6.00%, due 11/01/14	33,235

	TOTAL DEBT OBLIGATIONS (COST $34,000)	33,235

Shares	Description	Value ($)

	COMMON STOCKS — 99.3%

	Automotive — 4.1%
10,100	American Axle & Manufacturing Holdings, Inc.	294,516
20,650	ArvinMeritor, Inc.	453,267
4,900	BorgWarner, Inc.	245,294
2,600	Cooper Tire & Rubber Co.	53,092
35,100	Dana Corp.	573,885
8,200	Dura Automotive Systems, Inc. *	74,620
10,800	Goodyear Tire & Rubber Co. (The) * (a)	136,296
11,900	Lear Corp.	690,200
600	Modine Manufacturing Co.	19,290
900	Oshkosh Truck Corp.	56,538
3,100	Superior Industries International, Inc. (a)	87,575
3,700	Tenneco Automotive, Inc. *	57,350
8,400	Visteon Corp.	71,064
		2,812,987

	Construction — 16.8%
2,100	American Mortgage Acceptance Corp. REIT	35,637
6,000	American Woodmark Corp.	241,380
31,700	Annaly Mortgage Management, Inc. REIT (a)	627,660
16,100	Anthracite Capital, Inc. REIT	191,912
29,800	Anworth Mortgage Asset Corp. REIT	316,476
3,000	Apartment Investment & Management Co.	109,110
4,000	Associated Estates Realty Corp. REIT	39,280
3,000	AvalonBay Communities, Inc. REIT	213,300
1,700	Beazer Homes USA, Inc.	210,800
1,000	BRE Properties, Inc.	40,640
15,900	Capstead Mortgage Corp. REIT (a)	174,264
400	Crescent Real Estate Equities Co. REIT	7,240
2,800	Emcor Group, Inc. *	129,416
200	First Industrial Realty Trust, Inc. REIT	7,960
1,600	Fluor Corp.	83,040
900	Healthcare Realty Trust, Inc. REIT	36,630
1,000	Heritage Property Investment Trust	32,100
1,600	Hovnanian Enterprises, Inc. *	64,432
80,600	HRPT Properties Trust REIT	974,454
2,500	Innkeepers USA Trust REIT	33,700
3,500	Jacobs Engineering Group, Inc. *	160,895
3,600	KB Home	316,404
1,100	Kilroy Realty Corp. REIT	44,462
18,000	Lafarge North America, Inc.	902,700
18,100	LNR Property Corp. REIT	1,132,155
4,700	M/I Schottenstein Homes, Inc.	212,487
4,149	MDC Holdings, Inc.	314,079
40,300	Meristar Hospitality Corp. REIT *	274,040
1,600	Meritage Homes Corp. *	149,760

See accompanying notes to the Schedule of Investments.

2

58,200	MFA Mortgage Investments, Inc. REIT	531,948
1,400	National Health Investors, Inc. REIT	40,530
16,900	New Century Financial Corp. REIT (a)	1,069,094
2,800	New Plan Excel Realty Trust	74,144
900	NVR, Inc. *	621,810
6,200	Post Properties, Inc. REIT	211,420
900	Regency Centers Corp. REIT	46,800
2,800	Ryland Group, Inc.	283,780
800	Simpson Manufacturing Co., Inc.	26,880
3,200	Standard-Pacific Corp.	179,232
1,800	Taubman Centers, Inc. REIT	52,920
4,000	Thornburg Mortgage, Inc. REIT (a)	113,960
10,700	Toll Brothers, Inc. *	549,766
5,900	Universal Forest Products, Inc.	254,644
3,700	USG Corp. * (a)	121,064
3,900	York International Corp.	143,793
		11,398,198

	Consumer Goods — 6.1%
3,400	Action Performance Cos., Inc.	36,686
10,900	Blyth, Inc.	319,479
5,600	Brunswick Corp.	273,392
6,100	Callaway Golf Co.	71,736
4,600	Columbia Sportswear Co. *	261,740
2,300	CPI Corp.	32,545
4,800	Ethan Allen Interiors, Inc.	189,360
10,175	Fossil, Inc. *	275,234
8,600	Furniture Brands International, Inc.	208,894
2,800	Genesco, Inc. *	82,824
4,300	Genlyte Group, Inc. *	344,731
2,000	Inter Parfums, Inc. (a)	33,460
8,300	Maytag Corp.	166,830
700	Polaris Industries, Inc.	46,130
9,400	Reynolds American, Inc. (a)	710,922
1,200	Shuffle Master, Inc. * (a)	55,236
1,600	Skechers U.S.A., Inc.-Class A *	18,576
800	Stanley Furniture Co., Inc.	36,800
7,300	Steven Madden, Ltd. *	137,678
2,700	Timberland Co.-Class A *	170,991
5,900	Tupperware Corp.	110,448
8,300	Universal Corp.	404,044
1,900	Wolverine World Wide, Inc.	56,905
3,800	Yankee Candle Co., Inc. *	115,748
		4,160,389

	Financial — 22.5%
3,000	Allmerica Financial Corp. *	97,650
1,500	Amerco, Inc. *	61,725
18,700	American Financial Group, Inc.	588,676
2,700	American Medical Security Group, Inc. *	87,291
9,700	AmeriCredit Corp. *	203,118
2,800	AMERIGROUP Corp. *	193,200
10,300	AmerUs Group Co.	448,771
6,500	Arthur J. Gallagher & Co.	199,225
3,500	Associated Banc Corp.	116,305
4,800	Astoria Financial Corp.	199,200
8,800	Brown & Brown, Inc.	356,840
3,400	Central Pacific Financial Corp.	113,662
1,300	Ceres Group, Inc. *	6,500
2,200	City National Corp.	150,480

See accompanying notes to the Schedule of Investments.

3

6,900	Colonial BancGroup (The), Inc.	146,487
600	Columbia Banking Systems, Inc.	15,234
7,400	Commerce Group, Inc.	439,486
7,500	Commercial Federal Corp.	218,475
2,200	Cullen/Frost Bankers, Inc.	105,402
6,998	Delphi Financial Group, Inc.-Class A	325,127
6,200	Downey Financial Corp.	357,988
5,400	Erie Indemnity Co.-Class A	281,772
3,600	Federated Investors, Inc.-Class B	105,912
23,800	First American Corp.	784,210
1,300	First Citizens BancShares, Inc.-Class A	176,884
3,600	FirstFed Financial Corp. *	189,432
3,800	FirstMerit Corp.	104,006
7,100	Flagstar Bancorp, Inc.	154,709
5,000	Fremont General Corp.	119,000
4,000	GATX Corp.	117,760
8,100	Greater Bay Bancorp	235,305
4,200	HCC Insurance Holdings, Inc.	139,188
2,600	Hibernia Corp.-Class A	75,192
67,200	IMPAC Mortgage Holdings, Inc. REIT	1,574,496
3,500	Irwin Financial Corp.	93,135
5,800	Kansas City Life Insurance Co.	286,752
4,100	Landamerica Financial Group, Inc.	218,940
1,800	MAF Bancorp, Inc.	82,620
1,100	Mercury General Corp.	62,370
4,400	Nationwide Financial Services, Inc.-Class A	165,352
12,300	Novastar Financial, Inc. REIT (a)	541,077
3,700	Ohio Casualty Corp. *	79,476
900	Old National Bancorp	23,382
4,700	People’s Bank	186,872
3,700	PMA Capital Corp. *	36,815
18,100	PMI Group (The), Inc.	745,358
2,100	Pre-Paid Legal Services, Inc. * (a)	71,925
21,100	Protective Life Corp.	883,035
16,400	Providian Financial Corp. *	263,220
12,200	Reinsurance Group of America, Inc.	566,324
3,600	Ryder System, Inc.	193,104
5,300	SEI Investments Co.	207,283
1,700	Selective Insurance Group, Inc.	76,143
6,500	Stewart Information Services Corp. *	283,725
2,800	Student Loan Corp.	493,948
3,600	TCF Financial Corp.	111,276
5,100	Triad Guaranty, Inc. *	306,000
6,800	UICI	227,120
600	United Fire & Casualty Co.	39,960
2,400	Unitrin, Inc.	114,336
7,716	Washington Federal, Inc.	208,101
500	Webster Financial Corp.	25,025
1,100	Whitney Holding Corp.	50,754
2,500	World Acceptance Corp. *	64,475
1,900	Zenith National Insurance Corp.	87,343
		15,283,954

	Food & Beverage — 1.5%
800	Coors (Adolph)-Class B	59,920
2,100	Corn Products International, Inc.	114,282
7,700	PepsiAmericas, Inc.	162,547
2,050	Sanderson Farms, Inc.	76,362
360	Seaboard Corp.	270,000
2,200	Sensient Technologies Corp.	50,710
17,300	Tyson Foods, Inc.-Class A	283,547
		1,017,368

See accompanying notes to the Schedule of Investments.

4

	Health Care — 6.5%
1,300	Andrx Group *	23,140
3,300	Bausch & Lomb, Inc.	194,304
6,100	Beverly Enterprises, Inc. *	52,887
1,500	Cerner Corp. *	79,080
4,700	Dentsply International, Inc.	247,267
2,100	Enzon Pharmaceuticals, Inc. *	28,434
2,500	Gentiva Health Services, Inc. *	41,625
1,800	Haemonetics Corp. *	62,820
5,200	Health Net, Inc. *	141,544
600	Healthcare Services Group, Inc.	12,444
10,100	Healthsouth Corp. *	58,277
18,000	Humana, Inc. *	446,760
1,600	ICU Medical, Inc. * (a)	39,920
1,100	Invacare Corp.	55,561
13,700	Lincare Holdings, Inc. *	528,683
3,900	MIM Corp. *	25,233
1,100	Ocular Sciences, Inc. *	53,145
6,400	Owens & Minor, Inc.	177,600
8,200	Pacificare Health Systems, Inc. *	396,880
5,100	Patterson Cos., Inc. *	208,386
3,800	Perrigo Co.	68,552
2,400	Pharmaceutical Product Development, Inc. *	101,064
7,200	PolyMedica Corp.	255,960
3,300	Priority Healthcare Corp.-Class B *	68,970
3,000	Province Healthcare Co. *	67,320
3,200	PSS World Medical, Inc. *	40,045
3,700	RehabCare Group, Inc. *	97,384
9,850	Renal Care Group, Inc. *	328,005
12,000	Res-Care, Inc. *	180,000
2,900	Techne Corp. *	107,735
4,400	Universal Health Services, Inc.-Class B	200,288
		4,389,313

	Machinery — 1.2%
900	Cummins, Inc.	71,658
3,400	Flowserve Corp. *	85,748
1,500	MSC Industrial Direct Co.-Class A	53,430
2,200	NACCO Industries, Inc.-Class A	240,878
2,400	National-Oilwell, Inc. *	86,880
1,900	Oceaneering International, Inc. *	72,960
4,200	Oil States International, Inc. *	85,554
2,800	UNOVA, Inc. * (a)	62,048
2,400	Veritas DGC, Inc. *	56,160
		815,316

	Manufacturing — 4.1%
8,200	Bemis Co., Inc.	228,288
1,100	Caraustar Industries, Inc. *	17,699
3,200	Greif, Inc.-Class A	154,752
8,920	Jacuzzi Brands, Inc. *	83,313
11,500	Kaman Corp.-Class A	138,000
900	Mine Safety Appliances Co.	42,660
4,100	Mueller Industries, Inc.	125,993
22,200	Owens-IIlinois, Inc. *	464,424
1,700	Pactiv Corp. *	42,245
7,300	Pentair, Inc.	292,146

See accompanying notes to the Schedule of Investments.

5

7,000	Precision Castparts Corp.	453,880
6,500	Rock-Tenn Co.-Class A	104,910
12,600	Shaw Group (The), Inc. * (a)	185,598
2,500	Sonoco Products Co.	71,100
4,600	SPX Corp.	189,106
2,400	Temple Inland, Inc.	143,016
2,500	Walter Industries, Inc.	62,950
		2,800,080

	Metals & Mining — 0.4%
3,500	Arch Coal, Inc.	133,700
1,500	Brush Engineering Materials, Inc. *	29,250
700	Cleveland Cliffs, Inc.	67,830
800	Imco Recycling, Inc. *	12,928
		243,708

	Oil & Gas — 1.8%
3,500	Ashland, Inc.	207,025
1,500	Cimarex Energy Co. * (a)	60,270
500	Giant Industries, Inc. *	14,000
2,100	Pioneer Natural Resources Co.	73,920
1,400	Premcor, Inc.	62,370
5,500	Sunoco, Inc.	454,080
6,900	Tesoro Corp. *	228,528
3,900	Western Gas Resources, Inc.	120,900
		1,221,093

	Primary Process Industry — 2.7%
2,400	A. Schulman, Inc.	51,480
2,000	Airgas, Inc.	53,160
9,900	AK Steel Holding Corp. *	127,809
1,300	Albemarle Corp.	51,792
2,700	Allegheny Technologies, Inc.	59,400
2,300	Cabot Corp.	86,595
1,500	Carpenter Technology Corp.	87,675
4,600	Commercial Metals Co.	208,564
4,400	FMC Corp. *	218,020
1,200	Georgia Gulf Corp.	69,096
4,500	Lubrizol Corp.	155,475
1,200	Olympic Steel, Inc. * (a)	32,400
1,200	OM Group, Inc. *	36,888
1,400	Oregon Steel Mills, Inc. *	25,172
600	Quanex Corp.	35,400
3,200	Ryerson Tull, Inc.	51,776
4,400	Steel Dynamics, Inc.	178,332
3,000	Steel Technologies, Inc.	87,840
5,900	Stepan Co.	150,273
3,000	W.R. Grace & Co. *	40,800
1,900	Worthington Industries, Inc.	40,869
		1,848,816

	Retail Stores — 10.1%
20,900	7-Eleven, Inc. *	493,240
2,100	Aaron Rents, Inc.	50,946
16,500	Abercrombie & Fitch Co.-Class A	751,575
9,200	American Eagle Outfitters, Inc.	384,284
2,900	America’s Car Mart, Inc. *	106,430
13,100	BJ’s Wholesale Club, Inc. *	388,939

See accompanying notes to the Schedule of Investments.

6

4,400	Building Material Holding Corp.	160,380
2,600	Charlotte Russe Holding, Inc. *	30,290
8,300	Charming Shoppes, Inc. *	77,605
11,400	Chico’s FAS, Inc. * (a)	440,040
1,900	Christopher & Banks Corp.	37,487
3,300	Claire’s Stores, Inc.	67,155
9,800	Dollar Tree Stores, Inc. *	272,734
1,300	Electronics Boutique Holdings Corp. *	50,635
4,900	Foot Locker, Inc.	127,302
5,100	Group 1 Automotive, Inc. *	150,501
5,100	Ingles Markets, Inc.-Class A	65,229
8,400	Insight Enterprises, Inc. *	169,932
1,700	J. Jill Group (The), Inc. *	29,359
4,500	Lithia Motors, Inc.-Class A	114,210
1,700	Longs Drug Stores Corp.	45,390
9,400	Nautilus Group, Inc. (a)	204,826
500	Neiman-Marcus Group, Inc.-Class A	32,655
4,400	Nordstrom, Inc.	192,500
2,600	O’Reilly Automotive, Inc. *	113,204
1,800	Payless Shoesource, Inc. *	21,024
14,000	Pier 1 Imports, Inc.	255,360
13,700	Rent-A-Center, Inc. *	349,213
2,400	Ruddick Corp.	52,344
8,500	Shopko Stores, Inc. *	151,980
9,800	Sonic Automotive, Inc.	243,334
27,600	Supervalu, Inc.	871,884
2,300	The Pep Boys - Manny, Moe & Jack	36,225
2,500	Too, Inc. *	63,500
6,000	Trans World Entertainment Corp. *	67,680
6,400	United Auto Group, Inc.	182,528
		6,851,920

	Services — 8.5%
1,100	ABM Industries, Inc.	24,145
14,475	Applebee’s International, Inc.	372,008
1,300	Applied Industrial Technologies, Inc.	54,145
4,500	Argosy Gaming Co. *	209,520
3,850	Banta Corp.	171,325
6,200	Brinker International, Inc. *	211,606
3,500	Brink’s Co. (The)	135,135
9,600	Caesars Entertainment, Inc. *	180,480
1,600	California Pizza Kitchen, Inc. *	40,080
9,000	Catalina Marketing Corp.	252,900
6,650	CEC Entertainment, Inc. *	270,589
3,900	Central European Distribution Corp. *	102,531
400	Consolidated Graphics, Inc. *	18,920
4,300	Copart, Inc. *	92,880
5,200	Factset Research Systems, Inc.	268,580
9,600	First Health Group Corp. *	171,072
4,000	Handleman Co.	84,800
6,200	Isle of Capri Casinos, Inc. *	152,086
5,400	ITT Educational Services, Inc. *	257,742
8,200	Jack in the Box, Inc. *	309,796
1,500	Mandalay Resort Group	104,550
6,000	Manpower, Inc.	290,220
1,200	Nash Finch Co.	44,532
8,600	Outback Steakhouse, Inc.	372,380
5,100	Papa John’s International, Inc. *	181,407
8,100	Regis Corp.	361,665
11,100	Ryan’s Restaurant Group, Inc. *	169,497
5,800	Sabre Holdings Corp.	133,864

See accompanying notes to the Schedule of Investments.

7

13,700	Service Corp. International *	96,722
7,300	Sonic Corp. *	212,941
2,900	TeleTech Holdings, Inc. *	28,333
6,700	URS Corp. *	201,268
4,900	World Fuel Services Corp.	201,880
		5,779,599

	Technology — 6.6%
4,000	American Power Conversion Corp.	84,560
2,800	Anixter International, Inc.	105,644
3,100	Arrow Electronics, Inc. *	76,043
3,400	Autodesk, Inc.	222,394
6,000	Avnet, Inc. *	110,400
2,800	Black Box Corp.	119,504
25,400	Convergys Corp. *	377,698
9,100	CSG Systems International, Inc. *	165,347
4,000	General Cable Corp. *	54,400
2,700	Global Imaging Systems, Inc. *	101,034
7,300	Goodrich Corp.	231,775
2,800	Harris Corp.	185,332
2,500	Hypercom Corp. *	15,200
12,000	Ikon Office Solutions, Inc.	135,360
4,400	InFocus Corp. *	29,480
19,900	Ingram Micro, Inc.-Class A *	382,876
2,300	John H. Harland Co.	81,213
1,900	Mantech International Corp.-Class A *	45,486
5,600	Maximus, Inc. *	175,448
4,300	Microsemi Corp. *	76,540
2,100	NCR Corp. *	125,433
9,000	Parametric Technology Corp. *	52,650
3,400	Paxar Corp. *	78,710
4,400	Perot Systems Corp. *	70,444
8,400	Pomeroy IT Solutions, Inc. *	114,744
4,500	Reynolds & Reynolds, Inc. (The) - Class A	106,785
4,000	SBS Technologies, Inc. *	52,240
1,400	ScanSource, Inc. *	90,580
5,800	Stellent, Inc. *	45,530
11,600	Tech Data Corp. *	526,524
24,100	Tellabs, Inc. *	206,055
5,200	United Stationers, Inc. *	248,976
		4,494,405

	Transportation — 1.0%
9,600	AMR Corp. * (a)	86,688
2,600	CNF, Inc.	121,550
2,900	Continental Airlines, Inc.-Class B *	32,306
1,300	JB Hunt Transport Services, Inc.	52,260
5,000	Landstar System, Inc. *	352,550
1,600	SCS Transportation, Inc. *	33,840
		679,194

	Utility — 5.4%
6,800	Allegheny Energy, Inc. * (a)	130,152
9,100	Alliant Energy Corp.	248,248
3,600	Boston Communications Group, Inc. *	32,040
52,400	Centerpoint Energy, Inc.	584,784
4,900	Citizens Communications Co.	70,070
11,500	CMS Energy Corp. *	117,300
4,800	DPL, Inc.	115,104

See accompanying notes to the Schedule of Investments.

8

7,600	Duquesne Light Holdings, Inc.	134,064
2,600	El Paso Electric Co. *	46,670
7,300	Energy East Corp.	183,741
2,600	Equitable Resources, Inc.	154,700
3,400	National Fuel Gas Co.	95,880
5,500	NSTAR	278,575
5,700	OGE Energy Corp.	147,345
6,400	Pepco Holdings, Inc.	136,576
5,900	Pinnacle West Capital Corp.	260,780
2,000	Price Communications Corp. *	36,220
5,000	Puget Energy, Inc.	117,500
4,600	Reliant Energy, Inc. *	54,648
3,000	SCANA Corp.	114,960
500	Talk America Holdings, Inc. * (a)	3,160
27,600	TECO Energy, Inc.	412,896
3,000	UIL Holdings Corp.	160,380
		3,635,793

	TOTAL COMMON STOCKS (COST $54,413,555)	67,432,133

	MUTUAL FUNDS — 2.3%

1,584,528	Dreyfus Cash Management Plus Fund (b)	1,584,528
	TOTAL MUTUAL FUNDS (COST $1,584,528)	1,584,528

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 4.2%

	Cash Equivalent — 3.7%

2,477,517	Harris Trust & Savings Bank Eurodollar Time Deposit, 1.93%, due 12/01/04 (b)	2,477,517

	Repurchase Agreement — 0.5%

354,955	Citigroup Global Markets Repurchase Agreement, dated 11/30/04, due 12/01/04, with a maturity value of $354,965 and an effective yield of 1.00%, collateralized by a U.S. Treasury Bond with a rate of 11.25%, a maturity date of 2/15/15 and a market value, including accrued interest of $362,223.	354,955

	TOTAL SHORT-TERM INVESTMENT (COST $2,832,472)	2,832,472

	TOTAL INVESTMENTS — 105.9%
	(Cost $58,864,555)	71,882,368

	Other Assets and Liabilities (net) — (5.9%)	(3,995,415)

	TOTAL NET ASSETS — 100.0%	$67,886,953

REIT - Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of this security is out on loan (Note 1).
(b)	Investment of security lending collateral (Note 1).

See accompanying notes to the Schedule of Investments.

9

GMO Small Cap Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2004 (Unaudited)

At November 30, 2004, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross
	Unrealized	Unrealized	Net Unrealized
Aggregate Cost	Appreciation	Depreciation	Appreciation
$59,182,040	$13,799,293	$(1,098,965)	$12,700,328

See accompanying notes to the Schedule of Investments.

10

GMO Small Cap Value Fund

(A Series of GMO Trust)

Notes to Schedule of Investments

November 30, 2004 (Unaudited)

1.              Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and which are consistently followed by GMO Small Cap Value Fund (the “Fund”).

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price.  Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price.  Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair value.  Shares of mutual funds are valued at their net asset value as reported on each business day.  Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued as determined in good faith by the Trustees or other persons acting at their direction.

Futures contracts

The Fund may purchase and sell futures contracts to manage its exposure to the financial markets.  Buying futures tends to increase the Fund’s exposure to the underlying instrument.  Selling futures tends to decrease the Fund’s exposure to the underlying instrument or hedge other Fund instruments.  Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange.  In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts.  Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund.  The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed.  Futures contracts involve, to varying degrees, risk of loss in excess of the appreciation and depreciation disclosed in the Schedule of Investments.  Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions.  Losses may arise from the changes in the value of the underlying instrument, if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms.  Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. As of November 30, 2004, the Fund held no futures contracts.

Swap agreements

The Fund may enter into swap agreements to manage its exposure to the financial markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into total return swap agreements, which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. The Fund may also enter into contracts for differences in which the Fund agrees with the counterparty that its return will be based on the relative performance of two different groups or “baskets” of securities, adjusted by an interest rate payment. To the extent that the relative performance of the two baskets of securities exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. In connection with these agreements, cash or securities may be set aside as collateral by the Fund’s custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss. Payments received or made on swap contracts are recorded as realized gain or loss. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to

11

varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts disclosed in the Schedule of Investments. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in the price of the security or index underlying these transactions.  As of November 30, 2004, the Fund held no swap contracts.

Repurchase agreements

The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date.  The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement.  The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller.  Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty.  In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited.  See the Schedule of Investments for the open repurchase agreement held by the Fund as of November 30, 2004.

Security lending

The Fund may lend its securities to certain qualified brokers.  The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan.  As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of collateral, the risk of delay in recovery or loss of rights in the collateral should the borrower of the securities fail financially.  The Fund receives compensation for lending its securities.  As of November 30, 2004, the Fund had loaned securities having a market value of $3,895,791, collateralized by cash in the amount of $4,062,045, which was invested in short-term instruments.

2.              Additional information

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semi-annual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

12

GMO Special Purpose Holding Fund (formerly GMO Alpha LIBOR Fund)

(A Series of GMO Trust)

Consolidated Schedule of Investments

November 30, 2004 (Unaudited)

Asset Class Summary	% of Total Net Assets
Debt Obligations	103.0%
Short-Term Investments and Other Assets and Liabilities (net)	(3.0)
100.0%

See accompanying notes to the Schedule of Investments.

1

GMO Special Purpose Holding Fund (formerly GMO Alpha LIBOR Fund)

(A Series of GMO Trust)

Consolidated Schedule of Investments

(showing percentage of total net assets)

November 30, 2004 (Unaudited)

Description	Value ($)

DEBT OBLIGATIONS — 103.0%

Asset-Backed Securities — 103.0%

Health Care Receivables — 103.0%
Interest related to the Bankruptcy Estate of NPF VI Inc Series 02-1 Class A (a)	3,465,000
Interest related to the Bankruptcy Estate of NPF XII Inc Series 00-3 Class A (a)	1,979,830
Interest related to the Bankruptcy Estate of NPF XII Inc Series 02-1 Class A (a)	5,039,730
10,484,560

Total Asset-Backed Securities	10,484,560

TOTAL DEBT OBLIGATIONS (COST $115,541,895)	10,484,560

TOTAL INVESTMENTS — 103.0% (Cost $115,541,895)	10,484,560

Other Assets and Liabilities (net) — (3.0%)	(308,066)

TOTAL NET ASSETS — 100.0%	$10,176,494

(a)	Owned by GMO SPV I, LLC. GMO Special Purpose Holding Fund is an 80.5% subsidiary of GMO SPV I , LLC.

See accompanying notes to the Schedule of Investments.

2

GMO Special Purpose Holding Fund (formerly GMO Alpha LIBOR Fund)

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

November 30, 2004 (Unaudited)

At November 30, 2004, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
$97,322,039	$—	$(87,527,659)	$(87,527,659)

See accompanying notes to the Schedule of Investments.

3

GMO Special Purpose Holding Fund (formerly GMO Alpha LIBOR Fund)

(A Series of GMO Trust)

Notes to Consolidated Schedule of Investments

November 30, 2004 (Unaudited)

1.              Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and which are consistently followed by the GMO Special Purpose Holding Fund (the “Fund”).

Basis of presentation and principles of consolidation

The consolidated Schedule of Investments include the securities of the Fund and GMO SPV I LLC, its 80% owned subsidiary (collectively, the “Fund”).

Portfolio valuation

Shares of investment funds are valued at their net asset value as reported on each business day.  Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price.  Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price.  Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair value.  Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value using fair value prices supplied by an independent pricing service to the extent that such prices are available.  A security’s value may be deemed unreliable if, for example, the Manager becomes aware of information or events occurring after the close of a foreign market that would materially affect that security’s value. The prices provided by the Manager may differ from the value that would be realized if the securities were sold and the differences could be material to the market value shown in the Schedule of Investments.

Some fixed income securities are valued at the closing bid for such securities as supplied by a primary pricing source chosen by the Manager.  The Manager evaluates such primary pricing sources on an ongoing basis, and may change a pricing source should it deem it appropriate.  The Manager is informed of erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and at its discretion may override a price supplied by a source (by taking a price supplied by another source).

Securities may be valued by independent pricing services which use prices provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

Certain securities held by the Fund were valued solely on the basis of a price provided by the principal market maker.  The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold and the differences could be material to the market value shown in the Schedule of Investments.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars.  The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day.  Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred.  The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments.  Such fluctuations are included with net realized and unrealized gain or loss on investments.  Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of currencies and forward currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid.

4

Forward currency contracts

The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund’s portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized appreciation or depreciation shown in the Schedule of Investments. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized appreciation or depreciation shown in the Schedule of Investments. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if there are movements in currency values that are unfavorable to the Fund. As of November 30, 2004, the Fund held no forward currency contracts.

Futures contracts

The Fund may purchase and sell futures contracts to manage its exposure to the financial markets.  Buying futures tends to increase the Fund’s exposure to the underlying instrument.  Selling futures tends to decrease the Fund’s exposure to the underlying instrument or hedge other Fund instruments.  Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange.  In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts.  Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund.  The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed.  Futures contracts involve, to varying degrees, risk of loss in excess of the appreciation and depreciation disclosed in the Schedule of Investments.  Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions.  Losses may arise from the changes in the value of the underlying instrument, if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms.  Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. As of November 30, 2004, the Fund held no futures contracts.

Options

The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest.  Writing put options tends to increase the Fund’s exposure to the underlying instrument.  Writing call options tends to decrease the Fund’s exposure to the underlying instrument.  When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written.  Premiums received from writing options which expire are treated as realized gains.  Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss.  The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option.  In the event that the Fund writes uncovered call options (i.e. options for investments that the Fund does not own), it bears the risk of incurring substantial losses if the price of the underlying investment increases during the term of the option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. As of November 30, 2004, the Fund held no written option contracts.

The Fund may also purchase put and call options.  Purchasing call options tends to increase the Fund’s exposure to the underlying instrument.  Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument.  The Fund pays a premium as a cost for a purchased option disclosed in the Schedule of Investments, which is subsequently marked to market to reflect the current value of the option.  Premiums paid for purchasing options which expire are treated as realized losses.  Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. As of November 30, 2004, the Fund held no purchased option contracts.

5

Exchange traded options are valued at the last sale price, or if no sale is reported, the last bid price for purchased options and the last ask price for written options.  Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Manager.

Indexed securities

The Fund may invest in indexed securities whose redemption values and/or coupons are linked to the prices of other securities, securities indices, or other financial indicators.  The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that may be difficult to invest in through conventional securities.  Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.  As of November 30, 2004, the Fund did not hold any indexed securities.

Swap agreements

The Fund may enter into swap agreements to manage its exposure to the financial markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into interest rate, total return, forward swap spread lock and credit default swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve commitments to pay interest in exchange for a market linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. Forward swap spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party on its obligation. The Fund may use credit default swaps to provide a measure of protection against defaults of sovereign or corporate issuers (i.e., to reduce risk where the Fund owns or has exposure to the issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. In connection with these agreements, cash or securities may be set aside as collateral by the Fund’s custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral.  Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss.  Payments received or made on swap contracts are recorded as realized gain or loss. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market, and documentation risk in excess of the amounts disclosed in the Schedule of Investments. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in interest rates. As of November 30, 2004, the Fund held no swap agreements.

Repurchase agreements

The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date.  The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement.  The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller.  Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty.  In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited. As of November 30, 2004, the Fund held no repurchase agreements.

Reverse repurchase agreements

The Fund may enter into reverse repurchase agreements with certain banks and broker/dealers whereby the Fund sells portfolio assets concurrent with an agreement by the Fund to repurchase the same assets at a later date at a fixed price.  In connection with these agreements, the Fund establishes segregated accounts with its custodian in which the Fund maintains cash, U.S. Government securities or other liquid high grade debt obligations in the name of the counterparty equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements involve the risk that the market value of the

6

securities the Fund has sold may decline below the price at which it is obligated to repurchase them under the agreement.  As of November 30, 2004, the Fund held no reverse repurchase agreements.

Security lending

The Fund may lend its securities to certain qualified brokers.  The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan.  As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of collateral, the risk of delay in recovery or loss of rights in collateral should the borrower of the securities fail financially.  The Fund receives compensation for lending its securities.  As of November 30, 2004, the Fund had no securities on loan.

2.              Additional information

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semi-annual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

7

GMO Tax-Managed Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments

November 30, 2004 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	99.1%
Short-Term Investments and Other Assets and Liabilities (net)	0.9
100.0%

Industry Sector Summary	% of Equity Investments
Financial	16.5%
Construction	12.4
Technology	11.5
Health Care	9.4
Services	9.2
Retail Stores	9.0
Consumer Goods	6.5
Utility	5.2
Primary Process Industry	4.2
Manufacturing	4.0
Automotive	3.3
Oil & Gas	3.2
Transportation	1.7
Food & Beverage	1.4
Machinery	1.3
Metals & Mining	1.2
100.0%

See accompanying notes to the Schedule of Investments.

1

GMO Tax-Managed Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2004 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 99.1%

	Automotive — 3.3%
1,900	American Axle & Manufacturing Holdings, Inc.	55,404
5,225	ArvinMeritor, Inc.	114,689
3,000	BorgWarner, Inc.	150,180
4,100	Cooper Tire & Rubber Co.	83,722
3,700	Dana Corp.	60,495
700	Gentex Corp.	22,624
7,000	Goodyear Tire & Rubber Co. (The) *	88,340
4,000	Lear Corp.	232,000
1,000	Oshkosh Truck Corp.	62,820
1,600	Tenneco Automotive, Inc. *	24,800
		895,074

	Construction — 12.3%
8,400	Annaly Mortgage Management, Inc. REIT	166,320
4,800	Anthracite Capital, Inc. REIT	57,216
400	Apartment Investment & Management Co.	14,548
2,700	Associated Estates Realty Corp. REIT	26,514
200	AvalonBay Communities, Inc. REIT	14,220
900	Beazer Homes USA, Inc.	111,600
1,000	Capstead Mortgage Corp. REIT	10,960
3,000	Centex Corp.	157,410
2,000	Commercial Net Lease Realty REIT	40,660
400	Emcor Group, Inc. *	18,488
900	First Industrial Realty Trust, Inc. REIT	35,820
800	Fluor Corp.	41,520
800	Healthcare Realty Trust, Inc. REIT	32,560
1,400	Hovnanian Enterprises, Inc. *	56,378
11,400	HRPT Properties Trust REIT	137,826
800	Jacobs Engineering Group, Inc. *	36,776
2,600	KB Home	228,514
3,300	Lafarge North America, Inc.	165,495
2,000	Louisiana-Pacific Corp.	48,940
600	M/I Schottenstein Homes, Inc.	27,126
2,134	MDC Holdings, Inc.	161,544
1,000	Meritage Homes Corp. *	93,600
2,900	MFA Mortgage Investments, Inc. REIT	26,506
1,600	Mission West Properties REIT	16,400
2,900	National Health Investors, Inc. REIT	83,955
1,950	New Century Financial Corp. REIT	123,357
200	NVR, Inc. *	138,180
1,400	Post Properties, Inc. REIT	47,740
2,200	Pulte Homes, Inc.	121,572
1,000	Regency Centers Corp. REIT	52,000
1,800	Ryland Group, Inc.	182,430
1,100	St. Joe Co.	60,335
2,300	Standard-Pacific Corp.	128,823
600	Texas Industries, Inc.	36,000
800	Thornburg Mortgage, Inc. REIT	22,792
4,900	Toll Brothers, Inc. *	251,762
2,900	USG Corp. *	94,888
2,400	Ventas, Inc. REIT	65,040
500	William Lyon Homes, Inc. *	35,175
1,200	Winnebago Industries, Inc.	45,516
2,300	York International Corp.	84,801
		3,301,307

See accompanying notes to the Schedule of Investments.

2

	Consumer Goods — 6.5%
1,900	Arctic Cat, Inc.	50,749
1,800	Blyth, Inc.	52,758
2,400	Brunswick Corp.	117,168
1,600	Columbia Sportswear Co. *	91,040
1,500	Ethan Allen Interiors, Inc.	59,175
4,100	Fossil, Inc. *	110,905
300	Genlyte Group, Inc. *	24,051
4,400	GTECH Holdings Corp.	106,260
1,600	Harman International Industries, Inc.	196,560
400	Liz Claiborne, Inc.	16,428
2,200	Maytag Corp.	44,220
400	Middleby Corp.	22,968
5,500	Nu Skin Enterprises, Inc.-Class A	123,640
3,600	Plantronics, Inc.	148,284
3,000	Polo Ralph Lauren Corp.	118,170
2,500	Reebok International, Ltd.	97,200
700	Shuffle Master, Inc. *	32,221
2,000	Standard Commercial Corp.	37,640
1,400	Steinway Musical Instruments, Inc. *	39,578
2,500	Steven Madden, Ltd. *	47,150
700	Timberland Co.-Class A *	44,331
3,200	Tupperware Corp.	59,904
2,200	Universal Corp.	107,096
		1,747,496

	Financial — 16.3%
1,300	1st Source Corp.	34,125
1,200	Amcore Financial, Inc.	39,036
700	American Capital Strategies, Ltd.	22,358
3,200	American Financial Group, Inc.	100,736
1,300	American Medical Security Group, Inc. *	42,029
5,400	AmeriCredit Corp. *	113,076
600	AMERIGROUP Corp. *	41,400
3,800	AmerUs Group Co.	165,566
600	Arthur J. Gallagher & Co.	18,390
1,400	Associated Banc Corp.	46,522
2,100	Astoria Financial Corp.	87,150
2,700	Brown & Brown, Inc.	109,485
700	Camden National Corp.	26,565
1,000	Center Financial Corp.	20,590
625	Chittenden Corp.	18,425
1,300	Citizens Banking Corp.	45,630
5,300	Colonial BancGroup (The), Inc.	112,519
1,900	Commerce Group, Inc.	112,841
1,600	Commercial Federal Corp.	46,608
1,300	CompuCredit Corp. *	31,161
1,804	Delphi Financial Group, Inc.-Class A	83,814
2,100	Downey Financial Corp.	121,254
2,700	Federated Investors, Inc.-Class B	79,434
3,961	Fidelity National Financial, Inc.	169,887
5,500	First American Corp.	181,225
600	FirstFed Financial Corp. *	31,572
2,700	FirstMerit Corp.	73,899
3,600	Flagstar Bancorp, Inc.	78,444
3,700	Fremont General Corp.	88,060
4,100	GATX Corp.	120,704
1,000	Great Southern Bancorp, Inc.	41,000
3,500	Greater Bay Bancorp	101,675
1,800	HealthExtras, Inc. *	28,746

See accompanying notes to the Schedule of Investments.

3

4,600	IMPAC Mortgage Holdings, Inc. REIT	107,778
1,600	IndyMac Bancorp, Inc.	51,984
900	Kansas City Life Insurance Co.	44,496
1,300	Landamerica Financial Group, Inc.	69,420
1,100	MAF Bancorp, Inc.	50,490
1,100	Nationwide Financial Services, Inc.-Class A	41,338
1,200	Ohio Casualty Corp. *	25,776
2,000	People’s Bank	79,520
2,900	PMI Group (The), Inc.	119,422
1,300	Pre-Paid Legal Services, Inc. *	44,525
3,100	Protective Life Corp.	129,735
14,600	Providian Financial Corp. *	234,330
1,700	Reinsurance Group of America, Inc.	78,914
2,600	Ryder System, Inc.	139,464
2,000	SEI Investments Co.	78,220
1,200	Stewart Information Services Corp. *	52,380
900	Student Loan Corp.	158,769
1,500	Trustmark Corp.	46,200
2,100	United Rentals, Inc. *	37,527
2,600	Unitrin, Inc.	123,864
2,279	Washington Federal, Inc.	61,465
1,200	Webster Financial Corp.	60,060
1,600	WFS Financial, Inc.	74,448
300	WSFS Financial Corp.	18,375
800	Zenith National Insurance Corp.	36,776
		4,399,202

	Food & Beverage — 1.4%
400	Coors (Adolph)-Class B	29,960
2,200	Lancaster Colony Corp.	96,096
1,300	Natures Sunshine Products, Inc.	21,762
5,500	PepsiAmericas, Inc.	116,105
300	Sanderson Farms, Inc.	11,175
2,800	Smithfield Foods, Inc. *	81,340
900	Tyson Foods, Inc.-Class A	14,751
		371,189

	Health Care — 9.3%
1,200	American Medical Systems Holdings, Inc. *	45,792
1,150	American Pharmaceutical Partners, Inc. *	34,189
700	Barr Pharmaceuticals, Inc. *	27,335
2,000	Bausch & Lomb, Inc.	117,760
5,800	Beverly Enterprises, Inc. *	50,286
1,700	Cerner Corp. *	89,624
1,900	Charles River Laboratories International, Inc. *	88,825
300	Cooper Cos., Inc.	20,859
4,000	Covance, Inc. *	157,840
5,200	Cytyc Corp. *	139,568
500	D&K Healthcare Resources, Inc.	3,630
300	Dentsply International, Inc.	15,783
3,300	DHB Industries, Inc. *	61,380
800	Haemonetics Corp. *	27,920
900	Health Net, Inc. *	24,498
6,200	Healthsouth Corp. *	35,774
900	Henry Schein, Inc. *	58,662
600	Hologic, Inc. *	14,994
6,700	Humana, Inc. *	166,294
1,600	Idexx Laboratories, Inc. *	82,560
1,300	ImClone Systems, Inc. *	54,886
1,400	Kindred Healthcare, Inc. *	38,220
4,100	Lincare Holdings, Inc. *	158,219

See accompanying notes to the Schedule of Investments.

4

1,000	Ocular Sciences, Inc. *	48,314
900	Orthologic Corp. *	5,157
1,600	Owens & Minor, Inc.	44,400
4,800	Pacificare Health Systems, Inc. *	232,320
2,100	Pharmaceutical Product Development, Inc. *	88,431
2,700	PolyMedica Corp.	95,985
500	Possis Medical, Inc. *	5,770
2,100	Priority Healthcare Corp.-Class B *	43,890
1,100	Province Healthcare Co. *	24,684
1,100	RehabCare Group, Inc. *	28,952
2,900	Renal Care Group, Inc. *	96,570
2,300	Res-Care, Inc. *	34,500
200	ResMed, Inc. *	10,012
300	Respironics, Inc. *	16,614
1,200	Techne Corp. *	44,580
1,100	Universal Health Services, Inc.-Class B	50,072
600	VCA Antech, Inc. *	11,136
3,700	Ventiv Health, Inc. *	71,632
1,600	West Pharmaceutical Services, Inc.	37,408
		2,505,325

	Machinery — 1.3%
1,400	Carbo Ceramics, Inc.	108,780
900	Lincoln Electric Holdings, Inc.	32,301
700	Maverick Tube Corp. *	22,190
2,300	National-Oilwell, Inc. *	83,260
600	Stanley Works (The)	28,056
600	Tidewater, Inc.	20,358
2,100	Watts Water Technologies, Inc.-Class A	64,323
		359,268

	Manufacturing — 4.0%
3,400	American Greetings Corp.-Class A	90,508
1,200	Bemis Co., Inc.	33,408
2,200	Caraustar Industries, Inc. *	35,398
800	Greif, Inc.-Class A	38,688
1,900	Kaman Corp.-Class A	22,800
1,000	Mine Safety Appliances Co.	47,400
6,600	Owens-IIlinois, Inc. *	138,072
3,400	Pentair, Inc.	136,068
3,900	Precision Castparts Corp.	252,876
3,700	Shaw Group (The), Inc. *	54,501
2,000	Sonoco Products Co.	56,880
1,200	SPX Corp.	49,332
1,500	Standex International Corp.	41,775
1,100	Temple Inland, Inc.	65,549
		1,063,255

	Metals & Mining — 1.2%
3,300	Arch Coal, Inc.	126,060
1,400	Brush Engineering Materials, Inc. *	27,300
900	Century Aluminum Co. *	23,058
700	Cleveland Cliffs, Inc.	67,830
1,700	CONSOL Energy, Inc.	72,590
300	Southern Peru Copper Corp.	14,256
		331,094

See accompanying notes to the Schedule of Investments.

5

	Oil & Gas — 3.2%
2,300	Ashland, Inc.	136,045
5,200	Chesapeake Energy Corp.	93,600
1,200	Cimarex Energy Co. *	48,216
1,600	KCS Energy, Inc. *	22,928
1,600	Layne Christensen Co. *	31,040
3,500	Patterson-UTI Energy, Inc.	70,000
1,100	Premcor, Inc.	49,005
1,000	Stone Energy Corp. *	47,980
1,000	Sunoco, Inc.	82,560
1,900	Swift Energy Co. *	57,646
3,700	Tesoro Corp. *	122,544
1,200	Vintage Petroleum, Inc.	29,100
2,400	Western Gas Resources, Inc.	74,400
		865,064

	Primary Process Industry — 4.1%
700	A. Schulman, Inc.	15,015
8,000	AK Steel Holding Corp. *	103,280
3,800	Allegheny Technologies, Inc.	83,600
1,000	Carpenter Technology Corp.	58,450
900	Central Garden & Pet Co. *	34,830
3,000	Commercial Metals Co.	136,020
2,300	Cytec Industries, Inc.	111,803
2,000	FMC Corp. *	99,100
600	Georgia Gulf Corp.	34,548
1,600	Lubrizol Corp.	55,280
900	OM Group, Inc. *	27,666
1,300	Oregon Steel Mills, Inc. *	23,374
1,200	Quanex Corp.	70,800
1,700	Ryerson Tull, Inc.	27,506
3,100	Steel Dynamics, Inc.	125,643
2,000	United States Steel Corp.	104,720
		1,111,635

	Retail Stores — 8.9%
3,800	7-Eleven, Inc. *	89,680
4,600	Abercrombie & Fitch Co.-Class A	209,530
3,300	American Eagle Outfitters, Inc.	137,841
5,600	BJ’s Wholesale Club, Inc. *	166,264
3,000	Blockbuster, Inc.-Class A	25,440
4,000	Charming Shoppes, Inc. *	37,400
2,200	Chico’s FAS, Inc. *	84,920
500	Children’s Place *	15,830
600	Christopher & Banks Corp.	11,838
1,800	Claire’s Stores, Inc.	36,630
900	Dillard’s, Inc.-Class A	22,662
3,500	Dollar Tree Stores, Inc. *	97,405
3,500	Dress Barn, Inc. *	60,095
1,000	Fastenal Co.	61,160
3,400	Foot Locker, Inc.	88,332
1,300	Group 1 Automotive, Inc. *	38,363
200	Guitar Center, Inc. *	9,676
700	HOT Topic, Inc. *	11,459
1,700	Ingles Markets, Inc.-Class A	21,743
1,700	Insight Enterprises, Inc. *	34,391
1,100	Interpool, Inc.	23,320
1,000	Longs Drug Stores Corp.	26,700
400	Men’s Wearhouse, Inc. *	12,660
1,700	Nautilus Group, Inc.	37,043
1,700	Neiman-Marcus Group, Inc.-Class A	111,027
1,800	Nordstrom, Inc.	78,750
300	O’Reilly Automotive, Inc. *	13,062

See accompanying notes to the Schedule of Investments.

6

900	Pantry (The), Inc. *	24,768
4,400	Pier 1 Imports, Inc.	80,256
3,650	Rent-A-Center, Inc. *	93,038
4,600	Ross Stores, Inc.	123,740
600	Ruddick Corp.	13,086
2,000	Shopko Stores, Inc. *	35,760
2,500	Sonic Automotive, Inc.	62,075
3,900	Supervalu, Inc.	123,201
1,500	Toys R Us, Inc. *	29,010
400	Tractor Supply Co. *	12,688
1,500	United Auto Group, Inc.	42,780
4,400	Urban Outfitters, Inc. *	187,000
		2,390,623

	Services — 9.1%
5,550	Applebee’s International, Inc.	142,635
1,900	Argosy Gaming Co. *	88,464
2,000	Banta Corp.	89,000
2,000	Bob Evans Farms, Inc.	50,500
1,100	Bright Horizons Family Solutions, Inc. *	69,025
1,800	Brinker International, Inc. *	61,434
2,100	Brink’s Co. (The)	81,081
4,300	Catalina Marketing Corp.	120,830
3,250	CEC Entertainment, Inc. *	132,242
1,200	Central European Distribution Corp. *	31,548
300	Cheesecake Factory (The) *	14,667
2,100	Consolidated Graphics, Inc. *	99,330
3,800	Corinthian Colleges, Inc. *	66,215
600	Darden Restaurants, Inc.	16,356
2,300	Factset Research Systems, Inc.	118,795
4,100	First Health Group Corp. *	73,062
2,000	Hughes Supply, Inc.	65,760
3,300	InfoUSA, Inc. *	36,333
1,600	Isle of Capri Casinos, Inc. *	39,248
2,100	ITT Educational Services, Inc. *	100,233
3,300	Jack in the Box, Inc. *	124,674
600	Keystone Automotive Industries, Inc. *	14,058
2,900	Labor Ready, Inc. *	46,052
2,800	Lone Star Steakhouse & Saloon, Inc.	75,572
600	Manpower, Inc.	29,022
1,300	Nash Finch Co.	48,243
1,200	O’Charley’s, Inc. *	22,800
2,600	Outback Steakhouse, Inc.	112,580
1,500	Papa John’s International, Inc. *	53,355
1,900	Regis Corp.	84,835
3,600	Ryan’s Restaurant Group, Inc. *	54,972
1,200	Sabre Holdings Corp.	27,696
3,950	Sonic Corp. *	115,222
1,300	TeleTech Holdings, Inc. *	12,701
1,900	URS Corp. *	57,076
2,000	World Fuel Services Corp.	82,400
		2,458,016

	Technology — 11.4%
2,200	Acxiom Corp.	55,638
500	Alliant Techsystems, Inc. *	32,935
700	American Power Conversion Corp.	14,798
900	Autodesk, Inc.	58,869
1,200	Avnet, Inc. *	22,080
3,100	BE Aerospace, Inc. *	32,851
600	BEI Technologies, Inc.	17,610

See accompanying notes to the Schedule of Investments.

7

800	Black Box Corp.	34,144
1,125	Brightpoint, Inc. *	21,499
500	Cabot Microelectronics Corp. *	18,475
1,762	Celestica, Inc. *	26,747
2,700	Ciber, Inc. *	25,191
6,000	Convergys Corp. *	89,220
2,100	Covansys Corp. *	28,266
1,200	Cree, Inc. *	42,936
300	Diebold, Inc.	15,960
3,800	Digitas, Inc. *	31,198
500	Diodes, Inc. *	12,435
1,800	Embarcadero Technologies, Inc. *	15,912
1,600	Global Imaging Systems, Inc. *	59,872
3,700	Goodrich Corp.	117,475
1,800	Harris Corp.	119,142
1,800	Helix Technology Corp.	27,126
7,400	Ikon Office Solutions, Inc.	83,472
6,100	Ingram Micro, Inc.-Class A *	117,364
900	Innovative Solutions & Support, Inc. *	27,549
2,500	Intervoice, Inc. *	32,500
2,800	iVillage, Inc. *	13,286
1,600	Maximus, Inc. *	50,128
4,000	Microsemi Corp. *	71,200
500	MTS Systems Corp.	15,175
1,600	NCR Corp. *	95,568
1,900	Paxar Corp. *	43,985
4,200	Pixelworks, Inc. *	47,250
5,500	QLogic Corp. *	189,145
1,200	Rogers Corp. *	56,940
1,800	S1 Corp. *	16,866
5,200	Sanmina-SCI Corp. *	45,916
1,300	ScanSource, Inc. *	84,110
1,000	Silicon Image, Inc. *	16,800
1,300	Siliconix, Inc. *	48,087
600	Synaptics, Inc. *	23,040
1,300	Synopsys, Inc. *	22,919
2,300	Syntel, Inc.	45,034
2,800	Take-Two Interactive Software, Inc. *	97,860
5,400	Tech Data Corp. *	245,106
900	THQ, Inc. *	19,314
7,800	Tibco Software, Inc. *	89,700
3,400	United Stationers, Inc. *	162,792
1,000	Viasat, Inc. *	20,870
2,100	WebEx Communications, Inc. *	49,854
2,900	Websense, Inc. *	139,374
2,300	WESCO International, Inc. *	64,676
8,900	Wind River Systems, Inc. *	107,690
		3,063,949

	Transportation — 1.7%
4,600	AMR Corp. *	41,538
600	C.H. Robinson Worldwide, Inc.	32,250
500	CNF, Inc.	23,375
2,300	Continental Airlines, Inc.-Class B *	25,622
400	EGL, Inc. *	13,496
500	Expeditors International of Washington, Inc.	26,630
1,700	JB Hunt Transport Services, Inc.	68,340
3,200	Kansas City Southern *	54,432
1,100	Knight Transportation, Inc. *	26,510
900	Landstar System, Inc. *	63,459
2,400	Northwest Airlines Corp.-Class A *	24,576
1,200	USF Corp.	44,364
		444,592

See accompanying notes to the Schedule of Investments.

8

	Utility — 5.1%
10,400	AES Corp. (The) *	127,296
3,200	Allegheny Energy, Inc. *	61,248
2,700	Alliant Energy Corp.	73,656
9,100	Centerpoint Energy, Inc.	101,556
6,800	CMS Energy Corp. *	69,360
3,900	DPL, Inc.	93,522
1,400	Duquesne Light Holdings, Inc.	24,696
4,000	El Paso Electric Co. *	71,800
1,400	Energy East Corp.	35,238
600	Great Plains Energy, Inc.	17,766
2,900	National Fuel Gas Co.	81,780
1,400	Northeast Utilities	25,522
900	NSTAR	45,585
2,600	OGE Energy Corp.	67,210
900	Pepco Holdings, Inc.	19,206
1,600	Pinnacle West Capital Corp.	70,720
3,600	PNM Resources, Inc.	91,584
1,300	Puget Energy, Inc.	30,550
6,600	Reliant Energy, Inc. *	78,408
6,700	TECO Energy, Inc.	100,232
800	UIL Holdings Corp.	42,768
1,400	Wisconsin Energy Corp.	46,578
		1,376,281

	TOTAL COMMON STOCKS (COST $18,172,991)	26,683,370

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENT — 1.0%

	Repurchase Agreement — 1.0%

273,841	Citigroup Global Markets Repurchase Agreement, dated 11/30/04, due 12/01/04, with a maturity value of $273,849, and an effective yield of 1.00%, collateralized by a U.S. Treasury Note with a rate of 11.25%, maturity date of 2/15/15, and a market value, including accrued interest of $279,436.	273,841

	TOTAL SHORT-TERM INVESTMENT (COST $273,841)	273,841

	TOTAL INVESTMENTS — 100.1% (Cost $18,446,832)	26,957,211

	Other Assets and Liabilities (net) — (0.1%)	(17,234)

	TOTAL NET ASSETS — 100.0%	$26,939,977

REIT - Real Estate Investment Trust

*	Non-income producing security.

See accompanying notes to the Schedule of Investments.

9

GMO Tax-Managed Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2004 (Unaudited)

At November 30, 2004, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$18,446,832	$8,582,806	$(72,427)	$8,510,379

See accompanying notes to the Schedule of Investments.

10

GMO Tax-Managed Small Companies Fund

(A Series of GMO Trust)

Notes to Schedule of Investments

November 30, 2004 (Unaudited)

1.    Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and which are consistently followed by GMO Tax-Managed Small Companies Fund (the “Fund”).

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price.  Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price.  Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair value.  Shares of mutual funds are valued at their net asset value as reported on each business day.  Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued as determined in good faith by the Trustees or other persons acting at their direction.

Futures contracts

The Fund may purchase and sell futures contracts to manage its exposure to the financial markets.  Buying futures tends to increase the Fund’s exposure to the underlying instrument.  Selling futures tends to decrease the Fund’s exposure to the underlying instrument or hedge other Fund instruments.  Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange.  In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts.  Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund.  The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed.  Futures contracts involve, to varying degrees, risk of loss in excess of the appreciation and depreciation disclosed in the Schedule of Investments.  Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions.  Losses may arise from the changes in the value of the underlying instrument, if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms.  Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.  As of November 30, 2004, the Fund held no futures contracts.

Swap agreements

The Fund may enter into swap agreements to manage its exposure to the financial markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into total return swap agreements, which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. The Fund may also enter into contracts for differences in which the Fund agrees with the counterparty that its return will be based on the relative performance of two different groups or “baskets” of securities, adjusted by an interest rate payment. To the extent that the relative performance of the two baskets of securities exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. In connection with these agreements, cash or securities may be set aside as collateral by the Fund’s custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss. Payments received or made on swap contracts are recorded as realized gain or loss. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to

11

varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts disclosed in the Schedule of Investments. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in the price of the security or index underlying these transactions.  As of November 30, 2004, the Fund held no swap agreements.

Repurchase agreements

The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date.  The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement.  The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller.  Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty.  In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited.  See the Schedule of Investments for the open repurchase agreement held by the Fund as of November 30, 2004.

Security lending

The Fund may lend its securities to certain qualified brokers.  The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan.  As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in recovery or loss of rights in the collateral should the borrower of the securities fail financially.  The Fund receives compensation for lending its securities.  As of November 30, 2004, the Fund had no securities on loan.

2.    Additional information

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semi-annual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

12

GMO Tax-Managed U.S. Equities Fund

(A Series of GMO Trust)

Schedule of Investments

November 30, 2004 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	99.0%
Short-Term Investments and Other Assets and Liabilities (net)	1.0
100.0%

Industry Sector Summary	% of Equity Investments
Financial	18.4%
Health Care	14.1
Technology	13.0
Utility	12.3
Oil & Gas	11.6
Retail Stores	8.9
Consumer Goods	6.8
Automotive	4.9
Construction	2.4
Manufacturing	2.4
Services	1.8
Food & Beverage	1.3
Primary Process Industry	0.8
Transportation	0.6
Machinery	0.5
Metals & Mining	0.2
100.0%

See accompanying notes to the Schedule of Investments.

1

GMO Tax-Managed U.S. Equities Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2004 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 99.0%

	Automotive — 4.9%
9,400	Delphi Corp.	84,600
3,000	Eaton Corp.	202,200
73,169	Ford Motor Co.	1,037,536
36,641	General Motors Corp.	1,413,976
26,800	Harley-Davidson, Inc.	1,549,576
8,200	Johnson Controls, Inc.	503,480
3,400	Lear Corp.	197,200
		4,988,568

	Construction — 2.4%
5,200	Centex Corp.	272,844
21,300	D.R. Horton, Inc.	749,973
1,300	Georgia-Pacific Corp.	47,593
6,400	KB Home	562,496
5,700	Lennar Corp.-Class A	256,101
400	NVR, Inc. *	276,360
4,900	Pulte Homes, Inc.	270,774
		2,436,141

	Consumer Goods — 6.7%
42,300	Altria Group, Inc.	2,431,827
2,000	Black & Decker Corp.	168,180
26,700	Eastman Kodak Co.	873,357
13,900	Gillette Co. (The)	604,511
4,700	Harman International Industries, Inc.	577,395
10,100	Jones Apparel Group, Inc.	358,853
12,600	Kimberly Clark Corp.	801,486
8,400	Liz Claiborne, Inc.	344,988
3,800	Mohawk Industries, Inc. *	333,260
1,800	Reynolds American, Inc.	136,134
2,700	VF Corp.	145,773
1,700	Whirlpool Corp.	109,735
		6,885,499

	Financial — 18.2%
19,500	Allstate Corp. (The)	984,750
5,150	AMBAC Financial Group, Inc.	418,849
33,200	American International Group, Inc.	2,103,220
3,428	Bank of America Corp.	158,614
3,800	BB&T Corp.	161,310
2,000	Bear Stearns Cos. (The), Inc.	195,160
13,500	Capital One Financial Corp.	1,060,830
9,500	Comerica, Inc.	584,250
12,798	Countrywide Financial Corp.	425,022
1,600	Erie Indemnity Co.-Class A	83,488
30,700	Fannie Mae	2,109,090
3,100	Federated Investors, Inc.-Class B	91,202
16,757	Fidelity National Financial, Inc.	718,708
7,600	Freddie Mac	518,776
5,700	Hartford Financial Services Group, Inc.	364,800
1,200	Jefferson Pilot Corp.	59,028
17,310	JPMorgan Chase & Co.	651,721
5,400	KeyCorp	179,766

See accompanying notes to the Schedule of Investments.

2

6,600	Lincoln National Corp.	303,732
10,800	Loews Corp.	755,028
1,100	MBIA, Inc.	65,956
49,200	MBNA Corp.	1,306,752
3,900	Metlife, Inc.	152,100
11,000	MGIC Investment Corp.	748,000
12,300	National City Corp.	456,084
8,950	Old Republic International Corp.	223,661
9,600	PMI Group (The), Inc.	395,328
2,800	PNC Financial Services Group, Inc.	152,320
3,800	Providian Financial Corp. *	60,990
6,400	Radian Group, Inc.	328,000
2,764	Regions Financial Corp.	96,712
4,100	SEI Investments Co.	160,351
800	Sovereign Bancorp, Inc.	17,480
2,000	Suntrust Banks, Inc.	142,600
5,600	Torchmark Corp.	307,496
26,700	UnumProvident Corp.	415,719
2,200	Wachovia Corp.	113,850
37,500	Washington Mutual, Inc.	1,526,625
		18,597,368

	Food & Beverage — 1.3%
16,100	Coca Cola Enterprises, Inc.	334,880
6,700	ConAgra Foods, Inc.	181,235
1,300	McCormick & Co., Inc.	47,385
23,800	Sara Lee Corp.	558,824
5,700	Tyson Foods, Inc.-Class A	93,423
1,200	WM Wrigley Jr. Co.	82,560
		1,298,307

	Health Care — 13.9%
3,600	Aetna, Inc.	426,636
11,600	AmerisourceBergen Corp.	683,704
3,500	Bard (C.R.), Inc.	209,685
3,000	Baxter International, Inc.	94,950
4,900	Becton, Dickinson & Co.	268,422
5,000	Biomet, Inc.	239,350
14,000	Bristol-Myers Squibb Co.	329,000
12,600	Cigna Corp.	882,252
12,300	Guidant Corp.	797,409
3,700	Health Net, Inc. *	100,714
3,400	Humana, Inc. *	84,388
54,200	Johnson & Johnson	3,269,344
10,500	King Pharmaceuticals, Inc. *	130,725
4,700	Lincare Holdings, Inc. *	181,373
4,800	McKesson Corp.	141,840
4,900	Medtronic, Inc.	235,445
21,600	Merck & Co., Inc.	605,232
104,630	Pfizer, Inc.	2,905,575
25,300	Schering-Plough Corp.	451,605
4,600	Stryker Corp.	202,354
18,400	Tenet Healthcare Corp. *	199,640
21,600	UnitedHealth Group, Inc.	1,789,560
		14,229,203

	Machinery — 0.5%
4,100	BJ Services Co.	207,747
4,700	Smith International, Inc. *	284,679
		492,426

See accompanying notes to the Schedule of Investments.

3

	Manufacturing — 2.4%
14,400	American Standard Cos., Inc. *	560,736
4,800	Danaher Corp.	273,024
15,000	General Electric Co.	530,400
1,200	Honeywell International, Inc.	42,396
9,700	Illinois Tool Works, Inc.	914,031
1,000	SPX Corp.	41,110
900	Temple Inland, Inc.	53,631
		2,415,328

	Metals & Mining — 0.2%
1,900	Phelps Dodge Corp.	184,547

	Oil & Gas — 11.5%
5,800	Amerada Hess Corp.	515,330
5,400	Anadarko Petroleum Corp.	375,840
12,000	Burlington Resources, Inc.	556,920
37,000	ChevronTexaco Corp.	2,020,200
9,283	ConocoPhillips	844,660
100,900	Exxon Mobil Corp.	5,171,125
1,300	Kerr-McGee Corp.	80,899
12,600	Marathon Oil Corp.	496,944
11,300	Occidental Petroleum Corp.	680,373
3,200	Sunoco, Inc.	264,192
3,900	Unocal Corp.	179,556
11,600	Valero Energy Corp.	542,764
		11,728,803

	Primary Process Industry — 0.8%
1,800	Engelhard Corp.	53,802
8,400	Nucor Corp.	444,360
2,500	Praxair, Inc.	112,250
4,300	Sherwin-Williams Co. (The)	191,780
		802,192

	Retail Stores — 8.8%
3,500	Abercrombie & Fitch Co.-Class A	159,425
26,200	Albertson’s, Inc.	662,860
8,600	Autonation, Inc. *	159,272
11,200	Bed Bath & Beyond, Inc. *	447,194
2,200	CDW Corp.	144,584
5,400	CVS Corp.	244,998
4,300	Dollar General Corp.	84,925
6,200	Dollar Tree Stores, Inc. *	172,546
1,400	Fastenal Co.	85,624
1,400	Federated Department Stores	76,720
75,600	Home Depot, Inc.	3,156,300
10,200	JC Penney Co., Inc. Holding Co.	393,720
14,500	Kroger Co. *	234,610
5,600	Limited Brands, Inc.	136,864
9,000	Lowe’s Cos., Inc.	497,970
2,700	May Department Stores Co. (The)	75,924
4,400	Ross Stores, Inc.	118,360
41,800	Safeway, Inc. *	805,904
4,900	Sears Roebuck & Co.	254,947
8,700	Supervalu, Inc.	274,833

See accompanying notes to the Schedule of Investments.

4

2,300	Target Corp.	117,806
18,800	TJX Cos., Inc.	442,552
2,500	Wal-Mart Stores, Inc.	130,150
1,600	Whole Foods Market, Inc.	145,232
		9,023,320

	Services — 1.8%
6,100	Caesars Entertainment, Inc. *	114,680
2,600	Harrah’s Entertainment, Inc.	159,640
8,900	McDonald’s Corp.	273,586
900	Omnicom Group	72,900
4,800	Outback Steakhouse, Inc.	207,840
2,000	Sabre Holdings Corp.	46,160
14,900	Starbucks Corp. *	838,274
4,000	Sysco Corp.	139,000
		1,852,080

	Technology — 12.9%
2,700	Adobe Systems, Inc.	163,512
1,300	American Power Conversion Corp.	27,482
9,300	Autodesk, Inc.	608,313
27,500	Boeing Co. (The)	1,473,175
3,700	Computer Associates International, Inc.	112,961
68,500	Dell, Inc. *	2,775,620
17,100	Electronic Data Systems Corp.	383,895
24,700	First Data Corp.	1,014,923
3,300	Goodrich Corp.	104,775
37,900	Hewlett-Packard Co.	758,000
6,300	Lexmark International, Inc. *	534,870
3,700	Lockheed Martin Corp.	225,108
44,000	Motorola, Inc.	847,440
4,200	NCR Corp. *	250,866
40,700	Oracle Corp. *	515,262
58,300	Qualcomm, Inc.	2,426,446
9,500	Symantec Corp. *	606,195
4,900	Time Warner, Inc. *	86,779
7,100	Total System Services, Inc.	183,535
3,600	Xerox Corp. *	55,152
		13,154,309

	Transportation — 0.6%
4,600	Burlington Northern Santa Fe Corp.	207,184
1,900	Expeditors International of Washington, Inc.	101,194
8,100	Norfolk Southern Corp.	278,073
		586,451

	Utility — 12.1%
5,500	AES Corp. (The) *	67,320
500	Ameren Corp.	24,210
16,100	American Electric Power Co., Inc.	550,137
45,980	AT&T Corp.	841,434
53,900	BellSouth Corp.	1,445,598
3,200	Centerpoint Energy, Inc.	35,712
1,400	Consolidated Edison, Inc.	61,390
1,700	DTE Energy Co.	74,596
24,100	Duke Energy Corp.	609,248
9,400	Edison International	299,860
20,100	El Paso Corp.	209,844

See accompanying notes to the Schedule of Investments.

5

2,600	Exelon Corp.	108,446
1,500	FirstEnergy Corp.	63,345
1,200	FPL Group, Inc.	84,396
1,300	NiSource, Inc.	28,327
24,000	PG&E Corp. *	798,240
700	Pinnacle West Capital Corp.	30,940
2,700	PPL Corp.	140,265
1,000	Progress Energy, Inc.	43,910
4,000	Public Service Enterprise Group, Inc.	175,960
114,726	SBC Communications, Inc.	2,887,653
3,300	Sempra Energy	122,034
18,600	Sprint Corp.-FON Group	424,266
3,200	TXU Corp.	201,024
71,742	Verizon Communications, Inc.	2,957,923
4,800	Xcel Energy, Inc.	86,688
		12,372,766

	TOTAL COMMON STOCKS (COST $90,144,035)	101,047,308

Par Value ($)		Description	Value ($)

		SHORT-TERM INVESTMENT — 0.9%

		Repurchase Agreement — 0.9%

851,703		Citigroup Global Markets Repurchase Agreement, dated 11/30/04, due 12/01/04, with a maturity value of $851,727, and an effective yield of 1.00%, collateralized by a U.S. Treasury Bond with a rate of 11.25%, maturity date of 2/15/15, and a market value, including accrued interest of $869,091.	851,703

		TOTAL SHORT-TERM INVESTMENT (COST $851,703)	851,703

		TOTAL INVESTMENTS — 99.9%
		(Cost $90,995,738)	101,899,011

		Other Assets and Liabilities (net) — 0.1%	140,940

		TOTAL NET ASSETS — 100.0%	$102,039,951

	*	Non-income producing security.

See accompanying notes to the Schedule of Investments.

6

GMO Tax-Managed U.S. Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2004 (Unaudited)

At November 30, 2004, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$90,995,738	$12,699,029	$(1,795,756)	$10,903,273

See accompanying notes to the Schedule of Investments.

7

GMO Tax-Managed U.S. Equities Fund

(A Series of GMO Trust)

Notes to Schedule of Investments

November 30, 2004 (Unaudited)

1.              Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and which are consistently followed by GMO Tax-Managed U.S. Equities Fund (the “Fund”).

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price.  Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price.  Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair value.  Shares of mutual funds are valued at their net asset value as reported on each business day.  Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

Futures contracts

The Fund may purchase and sell futures contracts to manage its exposure to the financial markets.  Buying futures tends to increase the Fund’s exposure to the underlying instrument.  Selling futures tends to decrease the Fund’s exposure to the underlying instrument or hedge other Fund instruments.  Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange.  In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts.  Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund.  The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed.  Futures contracts involve, to varying degrees, risk of loss in excess of the appreciation and depreciation disclosed in the Schedule of Investments.  Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions.  Losses may arise from the changes in the value of the underlying instrument, if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms.  Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. As of November 30, 2004, the Fund held no futures contracts.

Swap agreements

The Fund may enter into swap agreements to manage its exposure to the financial markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into total return swap agreements, which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. The Fund may also enter into contracts for differences in which the Fund agrees with the counterparty that its return will be based on the relative performance of two different groups or “baskets” of securities, adjusted by an interest rate payment. To the extent that the relative performance of the two baskets of securities exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. In connection with these agreements, cash or securities may be set aside as collateral by the Fund’s custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss. Payments received or made on swap contracts are recorded as realized gain or loss. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to

8

varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts disclosed in the Schedule of Investments. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in the price of the security or index underlying these transactions. As of November 30, 2004, the Fund held no swap agreements.

Repurchase agreements

The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date.  The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement.  The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller.  Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty.  In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited. See the Schedule of Investments for the open repurchase agreement held by the Fund as of November 30, 2004.

Security lending

The Fund may lend its securities to certain qualified brokers.  The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan.  As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in recovery or loss of rights in the collateral should the borrower of the securities fail financially.  The Fund receives compensation for lending its securities.  As of November 30, 2004, the Fund had no securities on loan.

2.              Additional information

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semi-annual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

9

GMO Tobacco-Free Core Fund
(A Series of GMO Trust)
Schedule of Investments
November 30, 2004 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	97.7%
Short-Term Investments and Other Assets and Liabilities (net)	2.2
Mutual Fund	0.1
Futures	(0.0)
100.0%

Industry Sector Summary	% of Equity Investments
Financial	18.0%
Health Care	15.6
Technology	13.8
Oil & Gas	12.7
Utility	12.2
Retail Stores	9.1
Automotive	4.6
Consumer Goods	4.0
Manufacturing	2.4
Food & Beverage	2.0
Services	1.9
Construction	1.4
Transportation	1.0
Machinery	0.7
Primary Process Industry	0.6
100.0%

See accompanying notes to the Schedule of Investments.

1

GMO Tobacco-Free Core Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
November 30, 2004 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 97.7%

	Automotive — 4.5%
27,600	Delphi Corp.	248,400
286,493	Ford Motor Co.	4,062,471
127,713	General Motors Corp.	4,928,445
77,200	Harley-Davidson, Inc.	4,463,704
29,200	Johnson Controls, Inc.	1,792,880
6,200	Lear Corp.	359,600
		15,855,500

	Construction — 1.4%
28,500	Centex Corp.	1,495,395
39,450	D.R. Horton, Inc.	1,389,035
12,200	KB Home	1,072,258
7,800	Lennar Corp.-Class A	350,454
10,500	Pulte Homes, Inc.	580,230
		4,887,372

	Consumer Goods — 3.9%
5,000	Black & Decker Corp.	420,450
75,900	Eastman Kodak Co. (a)	2,482,689
200	Fortune Brands, Inc.	15,696
47,300	Gillette Co. (The)	2,057,077
8,300	Harman International Industries, Inc.	1,019,655
37,900	Jones Apparel Group, Inc.	1,346,587
52,800	Kimberly Clark Corp.	3,358,608
27,000	Liz Claiborne, Inc.	1,108,890
15,200	Mohawk Industries, Inc. *	1,333,040
4,500	VF Corp.	242,955
3,800	Whirlpool Corp.	245,290
		13,630,937

	Financial — 17.6%
9,000	Aflac, Inc.	338,580
70,700	Allstate Corp. (The)	3,570,350
14,200	AMBAC Financial Group, Inc.	1,154,886
103,300	American International Group, Inc.	6,544,055
19,306	Bank of America Corp.	893,289
8,700	BB&T Corp.	369,315
5,821	Bear Stearns Cos. (The), Inc.	568,013
16,000	Capital One Financial Corp.	1,257,280
27,900	Citigroup, Inc.	1,248,525
7,000	CNA Financial Corp. *	182,770
18,200	Comerica, Inc.	1,119,300
34,600	Countrywide Financial Corp.	1,149,066
161,300	Fannie Mae	11,081,310
55,955	Fidelity National Financial, Inc.	2,399,910
100,600	Freddie Mac	6,866,956
15,600	Hartford Financial Services Group, Inc.	998,400
70,040	JPMorgan Chase & Co.	2,637,006
22,900	KeyCorp	762,341
22,400	Lincoln National Corp.	1,030,848
10,500	Marsh & McLennan Cos., Inc.	300,195
89,500	MBNA Corp.	2,377,120
11,100	Metlife, Inc.	432,900

See accompanying notes to the Schedule of Investments.

2

29,900	MGIC Investment Corp.	2,033,200
21,500	National City Corp.	797,220
23,213	North Fork Bancorp	668,534
29,700	Old Republic International Corp.	742,203
20,600	PMI Group (The), Inc.	848,308
8,600	PNC Financial Services Group, Inc.	467,840
19,600	Radian Group, Inc.	1,004,500
19,630	Regions Financial Corp.	686,854
5,300	SEI Investments Co.	207,283
5,400	Sovereign Bancorp, Inc.	117,990
4,800	Suntrust Banks, Inc.	342,240
300	T. Rowe Price Group, Inc.	17,748
20,200	Torchmark Corp.	1,109,182
66,800	UnumProvident Corp.	1,040,076
6,600	Wachovia Corp.	341,550
100,700	Washington Mutual, Inc.	4,099,497
		61,806,640

	Food & Beverage — 2.0%
9,700	Archer Daniels Midland Co.	205,640
73,500	Coca Cola Enterprises, Inc.	1,528,800
34,600	ConAgra Foods, Inc.	935,930
9,900	McCormick & Co., Inc.	360,855
100,300	Sara Lee Corp.	2,355,044
47,900	Tyson Foods, Inc.-Class A	785,081
11,000	WM Wrigley Jr. Co.	756,800
		6,928,150

	Health Care — 15.2%
6,200	Aetna, Inc.	734,762
32,000	AmerisourceBergen Corp.	1,886,080
18,200	Bard (C.R.), Inc.	1,090,362
12,000	Baxter International, Inc.	379,800
22,400	Becton, Dickinson & Co.	1,227,072
35,100	Biomet, Inc.	1,680,237
31,600	Bristol-Myers Squibb Co.	742,600
800	Cardinal Health, Inc.	41,824
41,500	Cigna Corp.	2,905,830
3,700	Dentsply International, Inc.	194,657
4,800	Express Scripts Inc *	345,408
39,508	Guidant Corp.	2,561,304
6,200	Health Management Associates, Inc.-Class A	136,958
27,500	Health Net, Inc. *	748,550
15,700	Humana, Inc. *	389,674
229,520	Johnson & Johnson	13,844,646
32,200	Lincare Holdings, Inc. *	1,242,598
2,100	Manor Care, Inc.	72,345
12,500	McKesson Corp.	369,375
116,100	Merck & Co., Inc.	3,253,122
288,590	Pfizer, Inc.	8,014,144
3,800	Quest Diagnostics, Inc.	356,250
74,000	Schering-Plough Corp.	1,320,900
35,000	Stryker Corp.	1,539,650
113,900	Tenet Healthcare Corp. *	1,235,815
65,512	UnitedHealth Group, Inc.	5,427,669
12,200	WellPoint Health Networks *	1,526,220
		53,267,852

See accompanying notes to the Schedule of Investments.

3

	Machinery — 0.7%
12,600	BJ Services Co.	638,442
14,100	Deere & Co.	1,011,393
12,900	Smith International, Inc. *	781,353
		2,431,188

	Manufacturing — 2.3%
35,800	American Standard Cos., Inc. *	1,394,052
10,500	Danaher Corp.	597,240
70,800	General Electric Co.	2,503,488
11,500	Honeywell International, Inc.	406,295
32,400	Illinois Tool Works, Inc.	3,053,052
7,200	SPX Corp.	295,992
300	Textron, Inc.	21,786
		8,271,905

	Oil & Gas — 12.4%
20,400	Amerada Hess Corp.	1,812,540
20,700	Anadarko Petroleum Corp.	1,440,720
11,200	Apache Corp.	605,472
4,100	Ashland, Inc.	242,515
43,600	Burlington Resources, Inc.	2,023,476
150,300	ChevronTexaco Corp.	8,206,380
38,033	ConocoPhillips	3,460,623
326,400	Exxon Mobil Corp.	16,728,000
48,500	Marathon Oil Corp.	1,912,840
47,500	Occidental Petroleum Corp.	2,859,975
11,500	Sunoco, Inc.	949,440
17,500	Unocal Corp.	805,700
50,900	Valero Energy Corp.	2,381,611
		43,429,292

	Primary Process Industry — 0.6%
6,000	Ecolab, Inc.	209,880
16,300	Nucor Corp.	862,270
21,300	Sherwin-Williams Co. (The)	949,980
		2,022,130

	Retail Stores — 8.9%
77,976	Albertson’s, Inc.	1,972,793
35,900	Autonation, Inc. *	664,868
34,800	Bed Bath & Beyond, Inc. *	1,389,494
5,000	CDW Corp.	328,600
19,700	CVS Corp.	893,789
17,400	Dollar Tree Stores, Inc. *	484,242
6,000	Fastenal Co.	366,960
250,100	Home Depot, Inc.	10,441,675
34,200	JC Penney Co., Inc. Holding Co.	1,320,120
61,400	Kroger Co. *	993,452
17,700	Limited Brands, Inc.	432,588
22,400	Lowe’s Cos., Inc.	1,239,392
14,900	May Department Stores Co. (The)	418,988
37,100	Ross Stores, Inc.	997,990
163,800	Safeway, Inc. *	3,158,064
23,000	Sears Roebuck & Co.	1,196,690
27,700	Supervalu, Inc.	875,043
53,200	TJX Cos., Inc.	1,252,328
46,600	Wal-Mart Stores, Inc.	2,425,996
4,900	Whole Foods Market, Inc. (a)	444,773
		31,297,845

See accompanying notes to the Schedule of Investments.

4

	Services — 1.9%
65,000	McDonald’s Corp.	1,998,100
13,300	Outback Steakhouse, Inc.	575,890
5,700	RR Donnelley & Sons Co.	197,790
45,000	Starbucks Corp. *	2,531,700
29,500	Sysco Corp.	1,025,125
7,500	Wendy’s International, Inc.	267,525
		6,596,130

	Technology — 13.4%
9,000	Adobe Systems, Inc.	545,040
23,900	Autodesk, Inc.	1,563,299
3,500	Avery Dennison Corp.	205,310
95,400	Boeing Co. (The)	5,110,578
252,500	Dell, Inc. *	10,231,300
2,300	Diebold, Inc.	122,360
46,700	Electronic Data Systems Corp.	1,048,415
86,800	First Data Corp.	3,566,612
68,300	Hewlett-Packard Co.	1,366,000
24,300	International Business Machines Corp.	2,290,032
27,200	Lexmark International, Inc. *	2,309,280
19,400	Lockheed Martin Corp.	1,180,296
103,400	Microsoft Corp.	2,772,154
118,200	Motorola, Inc.	2,276,532
8,700	NCR Corp. *	519,651
3,112	Northrop Grumman Corp.	175,299
112,300	Oracle Corp. *	1,421,718
170,000	Qualcomm, Inc.	7,075,400
6,400	Rockwell Automation, Inc.	302,720
27,800	Symantec Corp. *	1,773,918
55,100	Time Warner, Inc. *	975,821
17,100	Xerox Corp. *	261,972
		47,093,707

	Transportation — 1.0%
36,000	Burlington Northern Santa Fe Corp.	1,621,440
16,500	Expeditors International of Washington, Inc.	878,790
26,300	Norfolk Southern Corp.	902,879
		3,403,109

	Utility — 11.9%
25,500	AES Corp. (The) *	312,120
2,900	Ameren Corp.	140,418
33,900	American Electric Power Co., Inc.	1,158,363
150,206	AT&T Corp.	2,748,770
191,900	BellSouth Corp.	5,146,758
19,500	Centerpoint Energy, Inc.	217,620
6,900	Consolidated Edison, Inc.	302,565
4,600	Constellation Energy Group, Inc.	201,020
11,700	DTE Energy Co.	513,396
75,000	Duke Energy Corp.	1,896,000
33,100	Edison International	1,055,890
97,200	El Paso Corp.	1,014,768
10,700	Exelon Corp.	446,297
5,800	FirstEnergy Corp.	244,934
3,100	FPL Group, Inc.	218,023

See accompanying notes to the Schedule of Investments.

5

70,300	PG&E Corp. *	2,338,178
5,000	Pinnacle West Capital Corp.	221,000
13,300	PPL Corp.	690,935
7,300	Progress Energy, Inc.	320,543
15,600	Public Service Enterprise Group, Inc.	686,244
378,914	SBC Communications, Inc.	9,537,265
12,700	Sempra Energy	469,646
40,800	Sprint Corp.-FON Group	930,648
100	Telephone & Data Systems, Inc.	7,750
12,600	TXU Corp.	791,532
235,984	Verizon Communications, Inc.	9,729,620
19,400	Xcel Energy, Inc.	350,364
		41,690,667

	TOTAL COMMON STOCKS (COST $311,997,678)	342,612,424

	MUTUAL FUNDS — 0.1%

191,013	Dreyfus Cash Management Plus Fund (b)	191,013
	TOTAL MUTUAL FUNDS (COST $191,013)	191,013

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 3.4%

	Cash Equivalent — 0.1%
298,663	Harris Trust & Savings Bank Eurodollar Time Deposit, 1.93%, due 12/01/04 (b)	298,663

	U.S. Government — 0.4%
1,500,000	U.S. Treasury Bill, 2.22%, due 3/24/05 (c) (d)	1,489,665

	Repurchase Agreement — 2.9%
10,240,087	Citigroup Global Markets Repurchase Agreement, dated 11/30/04, due 12/01/04, with a maturity value of $10,240,371 and an effective yield of 1.00%, collateralized by a U.S. Treasury Bond with a rate of 11.25%, maturity date of 2/15/15 and a market value, including accrued interest of $10,449,797.	10,240,087

	TOTAL SHORT-TERM INVESTMENT (COST $12,054,112)	12,028,415

	TOTAL INVESTMENTS — 101.2%
	(Cost $324,242,803)	354,831,852

	Other Assets and Liabilities (net) — (1.2%)	(4,227,610)

	TOTAL NET ASSETS — 100.0%	$350,604,242

*	Non-income producing security.

(a)	All or a portion of this security is out on loan (Note 1).
(b)	Investment of security lending collateral (Note 1).
(c)	All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts (Note 1).
(d)	Rate shown represents yield to maturity.

See accompanying notes to the Schedule of Investments.

6

GMO Tobacco-Free Core Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2004 (Unaudited)

At November 30, 2004, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$328,189,776	$38,456,207	$(11,814,131)	$26,642,076

A summary of outstanding financial instruments at November 30, 2004 is as follows:

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Depreciation

Buys

10	S&P 500	December 2004	$2,935,250	$(18,691)

At November 30, 2004, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

See accompanying notes to the Schedule of Investments.

7

GMO Tobacco-Free Core Fund
(A Series of GMO Trust)

Notes to Schedule of Investments
November 30, 2004 (Unaudited)

1.              Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and which are consistently followed by GMO Tobacco-Free Core Fund (the “Fund”).

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price.  Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price.  Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair value.  Shares of mutual funds are valued at their net asset value as reported on each business day.  Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued as determined in good faith by the Trustees or other persons acting at their direction.

Futures contracts

The Fund may purchase and sell futures contracts to manage its exposure to the financial markets.  Buying futures tends to increase the Fund’s exposure to the underlying instrument.  Selling futures tends to decrease the Fund’s exposure to the underlying instrument or hedge other Fund instruments.  Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange.  In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts.  Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund.  The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed.  Futures contracts involve, to varying degrees, risk of loss in excess of the appreciation and depreciation disclosed in the Schedule of Investments.  Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions.  Losses may arise from the changes in the value of the underlying instrument, if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms.  Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.  See the Schedule of Investments for all open futures contracts held by the Fund as of November 30, 2004.

Swap agreements

The Fund may enter into swap agreements to manage its exposure to the financial markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into total return swap agreements, which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. The Fund may also enter into contracts for differences in which the Fund agrees with the counterparty that its return will be based on the relative performance of two different groups or “baskets” of securities, adjusted by an interest rate payment. To the extent that the relative performance of the two baskets of securities exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. In connection with these agreements, cash or securities may be set aside as collateral by the Fund’s custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss. Payments received or made on swap contracts are recorded as realized gain or loss. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to

8

varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts disclosed in the Schedule of Investments. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in the price of the security or index underlying these transactions.  As of November 30, 2004 the Fund held no swap agreements.

Repurchase agreements

The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date.  The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement.  The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller.  Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty.  In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited.  See the Schedule of Investments for the open repurchase agreement held by the Fund as of November 30, 2004.

Security lending

The Fund may lend its securities to certain qualified brokers.  The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan.  As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in recovery or loss of rights in the collateral should the borrower of the securities fail financially.  The Fund receives compensation for lending its securities.  As of November 30, 2004, the Fund had loaned securities having a market value of $469,878, collateralized by cash in the amount of $489,676, which was invested in short-term instruments.

2.              Additional Information

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semi-annual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

9

GMO U.S. Sector Fund

(A Series of GMO Trust)

Schedule of Investments

November 30, 2004 (Unaudited)

Asset Class Summary	% of Total Net Assets
Mutual Funds	100.0%
Short-Term Investments and Other Assets and Liabilities (net)	0.0
100.0%

See accompanying notes to the Schedule of Investments.

1

GMO U.S. Sector Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2004 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%
274,934	GMO Real Estate Fund, Class III	4,044,276
234,455	GMO Small Cap Growth Fund, Class III	4,867,289
495,167	GMO Small Cap Value Fund, Class III	6,085,599
6,276,858	GMO U.S. Core Fund, Class III	86,683,413
1,047,333	GMO U.S. Quality Equity Fund, Class III	20,768,606
	TOTAL MUTUAL FUNDS (COST $113,213,597)	122,449,183

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENT — 0.0%

	Repurchase Agreement — 0.0%

26,961	Citigroup Global Markets Repurchase Agreement, dated 11/30/04, due 12/01/04, with a maturity value of $26,962, and an effective yield of 1.00%, collateralized by a U.S. Treasury Bond with a rate of 11.25%, maturity date of 2/15/15 and a market value, including accrued interest of $27,518.	26,962

	TOTAL SHORT-TERM INVESTMENT (COST $26,961)	26,962

	TOTAL INVESTMENTS — 100.0% (Cost $113,240,558)	122,476,145

	Other Assets and Liabilities (net) — 0.0%	(19,891)

	TOTAL NET ASSETS — 100.0%	$122,456,254

See accompanying notes to the Schedule of Investments.

2

GMO U.S. Sector Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2004 (Unaudited)

At November 30, 2004, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$113,474,132	$9,057,512	$(55,499)	$9,002,013

See accompanying notes to the Schedule of Investments.

3

GMO U.S. Sector Fund

(A Series of GMO Trust)

Notes to Schedule of Investments

November 30, 2004 (Unaudited)

1.             Investments in affiliated issuers

GMO U.S. Sector Fund (“the Fund”) makes investments in other funds of the GMO Trust (“underlying funds”).  The Schedule of Investments of the underlying funds should be read in conjunction with the Fund’s Schedule of Investments.  These schedules are available, without charge, upon request by calling (617) 346-7646 (collect) or by visiting GMO’s website at www.gmo.com.

A summary of the Fund’s transactions in the shares of these issuers during the nine months ended November 30, 2004, is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Capital Gains	Value, end of period

GMO Real Estate Fund, Class III	$6,288,365	$4,241,333	$6,300,000	$281,262	$967,071	$4,044,276
GMO Small Cap Growth Fund, Class III	5,677,148	471,793	1,005,000	2,346	469,447	4,867,289
GMO Small Cap Value Fund, Class III	7,868,539	2,860,885	3,235,000	83,644	1,777,241	6,085,599
GMO U.S. Core Fund, Class III	48,538,886	40,824,213	5,116,000	588,213	—	86,683,413
GMO U.S. Quality Equity Fund, Class III	4,982,500	15,780,684	—	51,684	—	20,768,606

Totals	$73,355,438	$64,178,908	$15,656,000	$1,007,149	$3,213,759	$122,449,183

2.             Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and which are consistently followed by the Fund.

Portfolio valuation

Shares of the underlying funds are valued at their net asset value as reported on each business day.  Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last quoted sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price.  Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price.  Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair value.  Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

Repurchase agreements

The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date.  The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement.  The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller.  Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty.  In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited.  See the Schedule of Investments for the open repurchase agreement held by the Fund as of November 30, 2004.

4

3.             Additional information

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semi-annual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

5

GMO U.S. Core Fund

(A Series of GMO Trust)

Schedule of Investments

November 30, 2004 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	96.5%
Short-Term Investments and Other Assets and Liabilities (net)	3.4
Mutual Fund	0.1
Futures	0.0
100.0%

Industry Sector Summary	% of Equity Investments
Financial	17.5%
Health Care	14.5
Technology	13.6
Oil & Gas	12.4
Utility	12.1
Retail Stores	8.3
Consumer Goods	6.6
Automotive	4.7
Services	2.3
Manufacturing	2.1
Construction	1.9
Food & Beverage	1.7
Transportation	0.9
Machinery	0.7
Primary Process Industry	0.7
100.0%

See accompanying notes to the Schedule of Investments.

1

GMO U.S. Core Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2004 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 96.5%

	Automotive — 4.5%
471,900	Delphi Corp.	4,247,100
3,463,111	Ford Motor Co.	49,106,914
1,632,416	General Motors Corp.	62,994,933
12,800	Genuine Parts Co.	555,648
1,098,800	Harley-Davidson, Inc.	63,532,616
288,400	Johnson Controls, Inc.	17,707,760
107,200	Lear Corp.	6,217,600
		204,362,571

	Construction — 1.9%
288,600	Centex Corp.	15,142,842
652,700	D.R. Horton, Inc.	22,981,567
6,413	Eagle Materials, Inc.	502,587
99,600	Georgia-Pacific Corp.	3,646,356
192,200	KB Home	16,892,458
298,900	Lennar Corp.-Class A	13,429,577
2,700	NVR, Inc.*	1,865,430
194,100	Pulte Homes, Inc.	10,725,966
		85,186,783

	Consumer Goods — 6.3%
1,728,400	Altria Group, Inc.	99,365,716
103,200	Black & Decker Corp.	8,678,088
197,000	Colgate-Palmolive Co.	9,060,030
949,300	Eastman Kodak Co. (a)	31,051,603
665,400	Gillette Co. (The)	28,938,246
116,200	Harman International Industries, Inc.	14,275,170
325,800	Jones Apparel Group, Inc.	11,575,674
666,400	Kimberly Clark Corp.	42,389,704
264,900	Liz Claiborne, Inc.	10,879,443
136,200	Mohawk Industries, Inc. *	11,944,740
59,400	Nike, Inc.-Class B	5,028,804
84,200	Reynolds American, Inc. (a)	6,368,046
59,300	VF Corp.	3,201,607
76,800	Whirlpool Corp.	4,957,440
		287,714,311

	Financial — 16.9%
1,069,200	Allstate Corp. (The)	53,994,600
242,600	AMBAC Financial Group, Inc.	19,730,658
1,419,900	American International Group, Inc.	89,950,665
464,266	Bank of America Corp.	21,481,588
112,200	BB&T Corp.	4,762,890
150,379	Bear Stearns Cos. (The), Inc.	14,673,983
435,200	Capital One Financial Corp.	34,198,016
335,400	Citigroup, Inc.	15,009,150
88,400	CNA Financial Corp. *	2,308,124
264,800	Comerica, Inc.	16,285,200
656,398	Countrywide Financial Corp.	21,798,977
954,400	Fannie Mae	65,567,280
661,725	Fidelity National Financial, Inc.	28,381,385
662,400	Freddie Mac	45,215,424
4,400	Friedman Billings Ramsey Group, Inc.-Class A	84,128

See accompanying notes to the Schedule of Investments.

2

255,900	Hartford Financial Services Group, Inc.	16,377,600
73,400	Huntington Bancshares, Inc. (a)	1,780,684
649,752	JPMorgan Chase & Co.	24,463,163
276,500	KeyCorp	9,204,685
188,600	Lincoln National Corp.	8,679,372
341,000	Loews Corp.	23,839,310
292,600	Marsh & McLennan Cos., Inc.	8,365,434
4,950	MBIA, Inc.	296,802
1,322,700	MBNA Corp.	35,130,912
223,200	Metlife, Inc.	8,704,800
305,000	MGIC Investment Corp.	20,740,000
468,600	National City Corp.	17,375,688
165,825	North Fork Bancorp	4,775,760
253,300	Old Republic International Corp.	6,329,967
312,700	PMI Group (The), Inc.	12,876,986
153,900	PNC Financial Services Group, Inc.	8,372,160
156,600	Providian Financial Corp.*	2,513,430
220,700	Radian Group, Inc.	11,310,875
202,026	Regions Financial Corp.	7,068,890
50,300	SEI Investments Co.	1,967,233
86,100	Suntrust Banks, Inc.	6,138,930
202,600	Torchmark Corp.	11,124,766
585,000	UnumProvident Corp.	9,108,450
253,400	Wachovia Corp.	13,113,450
1,494,850	Washington Mutual, Inc.	60,855,343
		763,956,758

	Food & Beverage — 1.7%
897,400	Coca Cola Enterprises, Inc.	18,665,920
448,200	ConAgra Foods, Inc.	12,123,810
57,000	H.J. Heinz Co.	2,118,120
21,500	Hormel Foods Corp.	658,115
48,500	McCormick & Co., Inc.	1,767,825
967,300	Sara Lee Corp.	22,712,204
527,600	Tyson Foods, Inc.-Class A	8,647,364
141,600	WM Wrigley Jr. Co.	9,742,080
		76,435,438

	Health Care — 14.0%
126,600	Abbott Laboratories	5,312,136
140,200	Aetna, Inc.	16,615,102
517,100	AmerisourceBergen Corp.	30,477,874
206,800	Bard (C.R.), Inc.	12,389,388
228,500	Baxter International, Inc.	7,232,025
263,300	Becton, Dickinson & Co.	14,423,574
310,300	Biomet, Inc.	14,854,061
438,300	Bristol-Myers Squibb Co.	10,300,050
479,800	Cigna Corp.	33,595,596
54,100	Dentsply International, Inc.	2,846,201
3,500	Eli Lilly & Co.	186,655
480,400	Guidant Corp.	31,144,332
221,900	Health Management Associates, Inc.-Class A	4,901,771
259,400	Health Net, Inc.*	7,060,868
121,100	Humana, Inc.*	3,005,702
2,661,700	Johnson & Johnson	160,553,744
370,600	Lincare Holdings, Inc.*	14,301,454
38,000	Manor Care, Inc.	1,309,100
335,000	McKesson Corp.	9,899,250
1,475,300	Merck & Co., Inc.	41,337,906
3,567,080	Pfizer, Inc.	99,057,812

See accompanying notes to the Schedule of Investments.

3

43,200	Quest Diagnostics, Inc.	4,050,000
522,200	Schering-Plough Corp.	9,321,270
203,000	Stryker Corp.	8,929,970
1,017,600	Tenet Healthcare Corp.*	11,040,960
880,700	UnitedHealth Group, Inc.	72,965,995
44,900	WellPoint Health Networks*	5,616,990
200	Wyeth	7,974
		632,737,760

	Machinery — 0.7%
127,800	BJ Services Co.	6,475,626
196,400	Deere & Co.	14,087,772
180,400	Smith International, Inc.*	10,926,828
		31,490,226

	Manufacturing — 2.0%
481,300	American Standard Cos., Inc.*	18,741,822
124,100	Danaher Corp.	7,058,808
647,800	General Electric Co.	22,906,208
412,400	Illinois Tool Works, Inc.	38,860,452
41,000	Pentair, Inc.	1,640,820
83,100	SPX Corp.	3,416,241
		92,624,351

	Oil & Gas — 12.0%
231,200	Amerada Hess Corp.	20,542,120
248,400	Anadarko Petroleum Corp.	17,288,640
80,800	Apache Corp.	4,368,048
548,900	Burlington Resources, Inc.	25,474,449
1,837,500	ChevronTexaco Corp.	100,327,500
552,315	ConocoPhillips	50,255,142
4,197,600	Exxon Mobil Corp.	215,127,000
72,400	Kerr-McGee Corp.	4,505,452
456,100	Marathon Oil Corp.	17,988,584
615,100	Occidental Petroleum Corp.	37,035,171
153,100	Sunoco, Inc.	12,639,936
178,100	Unocal Corp.	8,199,724
600,700	Valero Energy Corp.	28,106,753
		541,858,519

	Primary Process Industry — 0.6%
49,800	Ecolab, Inc.	1,742,004
240,800	Nucor Corp.	12,738,320
95,800	Praxair, Inc.	4,301,420
224,400	Sherwin-Williams Co. (The)	10,008,240
		28,789,984

	Retail Stores — 8.0%
38,200	Abercrombie & Fitch Co.-Class A	1,740,010
918,952	Albertson’s, Inc.	23,249,486
244,600	Autonation, Inc.*	4,529,992
568,500	Bed Bath & Beyond, Inc.*	22,699,068
107,000	CDW Corp.	7,032,040
58,300	Costco Wholesale Corp.	2,833,380
217,200	CVS Corp.	9,854,364
153,200	Dollar General Corp.	3,025,700
248,300	Dollar Tree Stores, Inc.*	6,910,189

See accompanying notes to the Schedule of Investments.

4

68,000	Fastenal Co.	4,158,880
3,006,400	Home Depot, Inc.	125,517,200
375,800	JC Penney Co., Inc. Holding Co.	14,505,880
687,600	Kroger Co.*	11,125,368
187,300	Limited Brands, Inc.	4,577,612
365,100	Lowe’s Cos., Inc.	20,200,983
184,500	May Department Stores Co. (The)	5,188,140
242,200	Ross Stores, Inc.	6,515,180
1,735,500	Safeway, Inc.*	33,460,440
171,900	Sears Roebuck & Co.	8,943,957
132,600	Supervalu, Inc.	4,188,834
8,800	Target Corp.	450,736
581,400	TJX Cos., Inc.	13,686,156
427,200	Wal-Mart Stores, Inc.	22,240,032
73,900	Whole Foods Market, Inc.	6,707,903
		363,341,530

	Services — 2.2%
34,900	Apollo Group, Inc.-Class A *	2,781,530
28,400	Dun & Bradstreet Corp. *	1,685,824
62,300	First Health Group Corp. *	1,110,186
85,600	Harrah’s Entertainment, Inc.	5,255,840
739,700	McDonald’s Corp.	22,738,378
64,400	Omnicom Group	5,216,400
191,100	Outback Steakhouse, Inc.	8,274,630
692,500	Starbucks Corp. *	38,960,050
300,400	Sysco Corp.	10,438,900
27,500	Wendy’s International, Inc.	980,925
96,600	Yum! Brands, Inc.	4,385,640
		101,828,303

	Technology — 13.1%
82,000	Adobe Systems, Inc.	4,965,920
159,200	Applera Corp.-Applied Biosystems Group	3,263,600
302,700	Autodesk, Inc.	19,799,607
4,900	Avaya, Inc. *	80,458
41,100	Avery Dennison Corp.	2,410,926
14,900	BMC Software, Inc.*	276,842
1,229,700	Boeing Co. (The)	65,875,029
6,000	Cadence Design Systems, Inc. *	82,440
3,136,800	Dell, Inc. *	127,103,136
7,300	Diebold, Inc.	388,360
705,200	Electronic Data Systems Corp.	15,831,740
1,110,000	First Data Corp.	45,609,900
22,500	General Dynamics Corp.	2,438,100
1,543,800	Hewlett-Packard Co.	30,876,000
277,600	International Business Machines Corp.	26,161,024
365,000	Lexmark International, Inc. *	30,988,500
204,200	Lockheed Martin Corp.	12,423,528
1,130,200	Microsoft Corp.	30,300,662
1,686,700	Motorola, Inc.	32,485,842
92,100	NCR Corp. *	5,501,133
25,600	Northrop Grumman Corp.	1,442,048
863,400	Oracle Corp.*	10,930,644
2,362,600	Qualcomm, Inc.	98,331,412
270,700	Symantec Corp. *	17,273,367
439,400	Time Warner, Inc. *	7,781,774
124,100	Xerox Corp. *	1,901,212
		594,523,204

See accompanying notes to the Schedule of Investments.

5

	Transportation — 0.9%
364,600	Burlington Northern Santa Fe Corp.	16,421,584
5,700	CSX Corp.	217,341
191,800	Expeditors International of Washington, Inc.	10,215,268
370,700	Norfolk Southern Corp.	12,726,131
		39,580,324

	Utility — 11.7%
337,300	AES Corp. (The) *	4,128,552
23,100	Alltel Corp.	1,309,539
22,100	Ameren Corp.	1,070,082
364,100	American Electric Power Co., Inc.	12,441,297
2,145,171	AT&T Corp.	39,256,629
2,106,000	BellSouth Corp.	56,482,920
160,500	Centerpoint Energy, Inc.	1,791,180
106,200	Consolidated Edison, Inc.	4,656,870
20,200	Constellation Energy Group, Inc.	882,740
137,300	DTE Energy Co.	6,024,724
962,600	Duke Energy Corp.	24,334,528
324,400	Edison International	10,348,360
1,034,800	El Paso Corp.	10,803,312
171,300	Exelon Corp.	7,144,923
115,800	FirstEnergy Corp.	4,890,234
78,800	FPL Group, Inc.	5,542,004
868,200	PG&E Corp. *	28,876,332
62,800	Pinnacle West Capital Corp.	2,775,760
123,800	PPL Corp.	6,431,410
79,900	Progress Energy, Inc.	3,508,409
176,900	Public Service Enterprise Group, Inc.	7,781,831
4,820,882	SBC Communications, Inc.	121,341,600
155,600	Sempra Energy	5,754,088
557,650	Sprint Corp.-FON Group	12,719,996
37,400	TECO Energy, Inc.	559,504
239,100	TXU Corp.	15,020,262
3,166,522	Verizon Communications, Inc.	130,555,702
162,900	Xcel Energy, Inc.	2,941,974
		529,374,762

	TOTAL COMMON STOCKS (COST $4,008,950,134)	4,373,804,824

	MUTUAL FUNDS — 0.1%

3,295,183	Dreyfus Cash Management Plus Fund (b)	3,295,183
	TOTAL MUTUAL FUNDS (COST $3,295,183)	3,295,183

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 4.0%

	Cash Equivalent — 0.1%
5,152,242	Harris Trust & Savings Bank Eurodollar Time Deposit, 1.93%, due 12/01/04 (b)	5,152,242

	U.S. Government — 0.2%
9,000,000	U.S. Treasury Bill, 2.22%, due 3/24/05 (c) (d)	8,937,990

See accompanying notes to the Schedule of Investments.

6

	Repurchase Agreement — 3.7%
167,920,655	Citigroup Global Markets Repurchase Agreement, dated 11/30/04, due 12/01/04, with a maturity value of $167,925,319, an effective yield of 1.00%, collateralized by a U.S. Treasury Bond with a rate of 11.25%, maturity date of 2/15/15, and a market value, including accrued interest of $171,351,731.	167,920,655

	TOTAL SHORT-TERM INVESTMENT (COST $182,165,069)	182,010,887

	TOTAL INVESTMENTS — 100.6%
	(Cost $4,194,410,386)	4,559,110,894

	Other Assets and Liabilities (net) — (0.6%)	(26,737,640)

	TOTAL NET ASSETS — 100.0%	$4,532,373,254

*	Non-income producing security.

(a)	All or a portion of this security is out on loan (Note 1).
(b)	Investment of security lending collateral (Note 1).
(c)	All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts (Note 1).
(d)	Rate shown represents yield to maturity.

See accompanying notes to the Schedule of Investments.

7

GMO U.S. Core Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2004 (Unaudited)

At November 30, 2004, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$4,206,086,920	$514,350,301	$(161,326,327)	$353,023,974

A summary of outstanding financial instruments at November 30, 2004 is as follows:

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation

Buys

279	S&P 500	December 2004	$81,893,475	$1,428,908

At November 30, 2004, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

See accompanying notes to the Schedule of Investments.

8

GMO U.S. Core Fund

(A Series of GMO Trust)

Notes to Schedule of Investments

November 30, 2004 (Unaudited)

1.              Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and which are consistently followed by GMO U.S. Core Fund (the “Fund”).

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price.  Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price.  Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair value.  Shares of mutual funds are valued at their net asset value as reported on each business day.  Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued as determined in good faith by the Trustees or other persons acting at their direction.

Futures contracts

The Fund may purchase and sell futures contracts to manage its exposure to the financial markets.  Buying futures tends to increase the Fund’s exposure to the underlying instrument.  Selling futures tends to decrease the Fund’s exposure to the underlying instrument or hedge other Fund instruments.  Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange.  In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts.  Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund.  The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed.  Futures contracts involve, to varying degrees, risk of loss in excess of the appreciation and depreciation disclosed in the Schedule of Investments.  Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions.  Losses may arise from the changes in the value of the underlying instrument, if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms.  Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.  See the Schedule of Investments for open futures contracts held by the Fund as of November 30, 2004.

Swap agreements

The Fund may enter into swap agreements to manage its exposure to the financial markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into total return swap agreements, which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. The Fund may also enter into contracts for differences in which the Fund agrees with the counterparty that its return will be based on the relative performance of two different groups or “baskets” of securities, adjusted by an interest rate payment. To the extent that the relative performance of the two baskets of securities exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. In connection with these agreements, cash or securities may be set aside as collateral by the Fund’s custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss. Payments received or made on swap contracts are recorded as realized gain or loss. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to

9

varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts disclosed in the Schedule of Investments. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in the price of the security or index underlying these transactions. As of November 30, 2004, the Fund held no swap agreements.

Repurchase agreements

The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date.  The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement.  The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller.  Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty.  In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited.  See the Schedule of Investments for the open repurchase agreement held by the Fund as of November 30, 2004.

Security lending

The Fund may lend its securities to certain qualified brokers.  The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan.  As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in recovery or loss of rights in the collateral should the borrower of the securities fail financially.  The Fund receives compensation for lending its securities.  As of November 30, 2004, the Fund had loaned securities having a market value of $8,228,880, collateralized by cash in the amount of $8,447,425, which was invested in short-term instruments.

2.              Additional information

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semi-annual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

10

GMO U.S. Quality Equity Fund

(A Series of GMO Trust)

Schedule of Investments

November 30, 2004 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	91.8%
Short-Term Investments and Other Assets and Liabilities (net)	8.1
Futures	0.1
100.0%

Industry Sector Summary	% of Equity Investments
Health Care	30.2%
Retail Stores	27.2
Technology	15.9
Utility	9.2
Financial	4.9
Automotive	4.8
Consumer Goods	2.4
Food & Beverage	2.0
Manufacturing	1.8
Services	1.2
Transportation	0.3
Primary Process Industry	0.1
100.0%

See accompanying notes to the Schedule of Investments.

1

GMO U.S. Quality Equity Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2004 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 91.8%

	Automotive — 4.4%
408,400	Harley-Davidson, Inc.	23,613,688
356,200	Johnson Controls, Inc.	21,870,680
64,900	Lear Corp.	3,764,200
		49,248,568

	Consumer Goods — 2.2%
16,500	Clorox Co.	909,480
104,500	Colgate-Palmolive Co.	4,805,955
123,400	Jones Apparel Group, Inc.	4,384,402
125,000	Kimberly Clark Corp.	7,951,250
23,600	Liz Claiborne, Inc.	969,252
44,300	Mohawk Industries, Inc. *	3,885,110
28,900	VF Corp.	1,560,311
		24,465,760

	Financial — 4.5%
231,300	Aflac, Inc.	8,701,506
347,500	Allstate Corp. (The)	17,548,750
307,900	Jefferson Pilot Corp.	15,145,601
42,500	Old Republic International Corp.	1,062,075
136,600	Torchmark Corp.	7,500,706
		49,958,638

	Food & Beverage — 1.8%
44,300	Anheuser Busch Cos., Inc.	2,218,987
60,500	PepsiCo, Inc.	3,019,555
592,200	Sara Lee Corp.	13,904,856
12,600	WM Wrigley Jr. Co.	866,880
		20,010,278

	Health Care — 27.7%
40,700	Abbott Laboratories	1,707,772
94,500	AmerisourceBergen Corp.	5,569,830
40,400	Bristol-Myers Squibb Co.	949,400
106,700	Cigna Corp.	7,471,134
88,100	Dentsply International, Inc.	4,634,941
332,600	Guidant Corp.	21,562,458
1,060,600	Johnson & Johnson	63,975,392
36,400	Medtronic, Inc.	1,749,020
2,050,300	Merck & Co., Inc.	57,449,406
2,290,500	Pfizer, Inc.	63,607,185
965,700	UnitedHealth Group, Inc.	80,008,245
24,100	Wyeth	960,867
		309,645,650

	Manufacturing — 1.6%
455,000	American Standard Cos., Inc. *	17,717,700
8,000	United Technologies Corp.	780,640
		18,498,340

See accompanying notes to the Schedule of Investments.

2

	Primary Process Industry — 0.1%
18,600	Sherwin-Williams Co. (The)	829,560

	Retail Stores — 25.0%
33,800	Abercrombie & Fitch Co.-Class A	1,539,590
32,000	Albertson’s, Inc.	809,600
492,100	Bed Bath & Beyond, Inc. *	19,648,569
115,700	CDW Corp.	7,603,804
53,600	Dollar General Corp.	1,058,600
28,400	Family Dollar Stores, Inc.	832,120
1,723,500	Home Depot, Inc.	71,956,125
832,400	Lowe’s Cos., Inc.	46,056,692
69,400	Staples, Inc.	2,214,554
140,100	Supervalu, Inc.	4,425,759
1,031,100	Target Corp.	52,812,942
119,800	TJX Cos., Inc.	2,820,092
956,000	Walgreen Co.	36,500,080
574,700	Wal-Mart Stores, Inc.	29,918,882
7,600	Whole Foods Market, Inc.	689,852
		278,887,261

	Services — 1.1%
65,200	Omnicom Group	5,281,200
160,600	Outback Steakhouse, Inc.	6,953,980
		12,235,180

	Technology — 14.6%
49,300	Affiliated Computer Services, Inc. *	2,917,574
971,200	Dell, Inc. *	39,353,024
915,500	First Data Corp.	37,617,895
222,700	Lexmark International, Inc. *	18,907,230
2,394,600	Microsoft Corp.	64,199,226
		162,994,949

	Transportation — 0.3%
19,000	C.H. Robinson Worldwide, Inc.	1,021,250
39,200	Expeditors International of Washington, Inc.	2,087,792
		3,109,042

	Utility — 8.5%
2,245,200	BellSouth Corp.	60,216,264
837,300	Verizon Communications, Inc.	34,521,879
		94,738,143

	TOTAL COMMON STOCKS (COST $1,015,837,405)	1,024,621,369

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 6.9%

	U.S. Government — 0.3%
3,000,000	U.S. Treasury Bill, 2.22%, due 3/24/05 (a) (b)	2,979,330

See accompanying notes to the Schedule of Investments.

3

	Repurchase Agreements — 6.6%
55,782,187	Citigroup Global Markets Repurchase Agreement, dated 11/30/04, due 12/01/04, with a maturity value of $55,783,737, and an effective yield of 1.00%, collateralized by a U.S. Treasury Bond with a rate of 11.25%, maturity date of 2/15/15, and a market value, including accrued interest of $56,920,603.	55,782,187
18,545,185	Morgan Stanley Repurchase Agreement, dated 11/30/04, due 12/01/04, with a maturity value of $18,545,700, and an effective yield of 1.00%, collateralized by a U.S. Treasury Note with a rate of 1.875%, maturity date of 7/15/13, and a market value, including accrued interest of $18,924,096.	18,545,185
		74,327,372

	TOTAL SHORT-TERM INVESTMENT (COST $77,358,096)	77,306,702

	TOTAL INVESTMENTS — 98.7% (Cost $1,093,195,501)
		1,101,928,071

	Other Assets and Liabilities (net) — 1.3%	15,071,476

	TOTAL NET ASSETS — 100.0%	$1,116,999,547

*	Non-income producing security.

(a)	All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts (Note 1).
(b)	Rate shown represents yield to maturity.

See accompanying notes to the Schedule of Investments.

4

GMO U.S. Quality Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2004 (Unaudited)

At November 30, 2004, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross
	Unrealized	Unrealized	Net Unrealized
Aggregate Cost	Appreciation	Depreciation	Appreciation
$1,093,909,102	$55,185,090	$(47,166,121)	$8,018,969

A summary of outstanding financial instruments at November 30, 2004 is as follows:

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation

Buys

122	S&P 500	December 2004	$35,810,050	$556,795

At November 30, 2004, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

See accompanying notes to the Schedule of Investments.

5

GMO U.S. Quality Equity Fund

(A Series of GMO Trust)

Notes to Schedule of Investments

November 30, 2004 (Unaudited)

1.     Significant Accounting Policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and which are consistently followed by GMO U.S. Quality Equity Fund (the “Fund”).

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price.  Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price.  Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair value.  Shares of mutual funds are valued at their net asset value as reported on each business day.  Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

Futures contracts

The Fund may purchase and sell futures contracts to manage its exposure to the financial markets.  Buying futures tends to increase the Fund’s exposure to the underlying instrument.  Selling futures tends to decrease the Fund’s exposure to the underlying instrument or hedge other Fund instruments.  Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange.  In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts.  Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund.  The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed.  Futures contracts involve, to varying degrees, risk of loss in excess of the appreciation and depreciation disclosed in the Schedule of Investments.  Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions.  Losses may arise from the changes in the value of the underlying instrument, if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms.  Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See the Schedule of Investments for all open futures contracts held by the Fund as of November 30, 2004.

Swap agreements

The Fund may enter into swap agreements to manage its exposure to the financial markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into total return swap agreements, which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. The Fund may also enter into contracts for differences in which the Fund agrees with the counterparty that its return will be based on the relative performance of two different groups or “baskets” of securities, adjusted by an interest rate payment. To the extent that the relative performance of the two baskets of securities exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. In connection with these agreements, cash or securities may be set aside as collateral by the Fund’s custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss. Payments received or made on swap contracts are recorded as realized gain or loss. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying

6

degrees, elements of credit, legal, market and documentation risk in excess of the amounts disclosed in the Schedule of Investments. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in the price of the security or index underlying these transactions. As of November 30, 2004, the Fund held no swap agreements.

Repurchase agreements

The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date.  The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement.  The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller.  Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty.  In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited.  See the Schedule of Investments for the open repurchase agreements held by the Fund as of November 30, 2004.

Security lending

The Fund may lend its securities to certain qualified brokers.  The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan.  As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in recovery or loss of rights in the collateral should the borrower of the securities fail financially.  The Fund receives compensation for lending its securities.  As of November 30, 2004, the Fund had no securities on loan.

2.     Additional information

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semi-annual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

7

GMO Value Fund

(A Series of GMO Trust)

Schedule of Investments

November 30, 2004 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	95.2%
Short-Term Investments and Other Assets and Liabilities (net)	4.8
Futures	0.0
100.0%

Industry Sector Summary	% of Equity Investments
Financial Services	27.0%
Consumer Discretionary	19.9
Health Care	13.9
Utilities	11.0
Consumer Staples	9.2
Producer Durables	4.5
Integrated Oils	4.3
Technology	4.1
Other	3.1
Auto & Transportation	1.3
Materials & Processing	1.1
Other Energy	0.6
100.0%

See accompanying notes to the Schedule of Investments.

1

GMO Value Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2004 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 95.2%

	Auto & Transportation — 1.2%
3,300	Burlington Northern Santa Fe Corp.	148,632
4,200	Harley-Davidson, Inc.	242,844
4,800	Lear Corp.	278,400
		669,876

	Consumer Discretionary — 18.9%
10,900	Applebee’s International, Inc.	280,130
27,600	Cendant Corp.	625,692
48,200	Dollar General Corp.	951,950
17,800	Federated Department Stores	975,440
48,400	Home Depot, Inc.	2,020,700
27,100	Jones Apparel Group, Inc.	962,863
12,600	Kimberly Clark Corp.	801,486
12,800	Lowe’s Cos., Inc.	708,224
4,700	Omnicom Group	380,700
10,200	Tech Data Corp. *	462,978
33,000	Time Warner, Inc. *	584,430
6,700	VF Corp.	361,733
23,400	Viacom, Inc.-Class B	811,980
22,200	Walt Disney Co	596,736
		10,525,042

	Consumer Staples — 8.7%
29,300	Altria Group, Inc.	1,684,457
3,400	Constellation Brands, Inc.-Class A *	151,980
18,400	Dean Foods Co. *	582,728
24,000	Kroger Co. *	388,320
53,500	Sara Lee Corp.	1,256,180
25,100	Supervalu, Inc.	792,909
		4,856,574

	Financial Services — 25.7%
21,500	Allstate Corp. (The)	1,085,750
3,500	AMBAC Financial Group, Inc.	284,655
9,800	American International Group, Inc.	620,830
18,100	Bank of America Corp.	837,487
9,300	Chubb Corp.	708,753
7,600	Cigna Corp.	532,152
29,300	Citigroup, Inc.	1,311,175
21,400	CNA Financial Corp. *	558,754
7,400	Fannie Mae	508,380
14,500	First Data Corp.	595,805
8,200	Freddie Mac	559,732
13,300	Hartford Financial Services Group, Inc.	851,200
18,400	Marsh & McLennan Cos., Inc.	526,056
43,000	MBNA Corp.	1,142,080
14,600	Metlife, Inc.	569,400
7,800	Morgan Stanley	395,850
7,500	National City Corp.	278,100
33,900	Old Republic International Corp.	847,161
7,500	Protective Life Corp.	313,875
20,600	Providian Financial Corp. *	330,630
6,000	Radian Group, Inc.	307,500

See accompanying notes to the Schedule of Investments.

2

9,500	UnumProvident Corp.	147,915
8,100	Wachovia Corp.	419,175
13,600	Washington Mutual, Inc.	553,656
		14,286,071

	Health Care — 13.3%
3,100	Cardinal Health, Inc.	162,068
5,600	Guidant Corp.	363,048
27,900	Johnson & Johnson	1,682,928
89,700	Merck & Co., Inc.	2,513,394
64,600	Pfizer, Inc.	1,793,942
10,400	UnitedHealth Group, Inc.	861,640
		7,377,020

	Integrated Oils — 4.1%
5,700	ChevronTexaco Corp.	311,220
7,400	ConocoPhillips	673,326
25,700	Exxon Mobil Corp.	1,317,125
		2,301,671

	Materials & Processing — 1.1%
10,200	Ashland, Inc.	603,330

	Other — 3.0%
23,700	General Electric Co.	838,032
15,300	Honeywell International, Inc.	540,549
4,700	Johnson Controls, Inc.	288,580
		1,667,161

	Other Energy — 0.5%
5,600	Apache Corp.	302,736

	Producer Durables — 4.3%
14,200	Hovnanian Enterprises, Inc. *	571,834
9,700	Lexmark International, Inc. *	823,530
5,200	Pulte Homes, Inc.	287,352
7,400	Standard-Pacific Corp.	414,474
3,000	United Technologies Corp.	292,740
		2,389,930

	Technology — 3.9%
24,200	Dell, Inc. *	980,584
8,800	Hewlett-Packard Co.	176,000
38,400	Microsoft Corp.	1,029,504
		2,186,088

	Utilities — 10.5%
16,200	American Electric Power Co., Inc.	553,554
45,600	BellSouth Corp.	1,222,992
4,100	Iowa Telecommunications Services, Inc. *	86,961
79,100	SBC Communications, Inc.	1,990,947
11,300	Sempra Energy	417,874
38,400	Verizon Communications, Inc.	1,583,232
		5,855,560

	TOTAL COMMON STOCKS (COST $50,130,940)	53,021,059

See accompanying notes to the Schedule of Investments.

3

Par Value ($)		Description	Value ($)

		SHORT-TERM INVESTMENT — 10.0%

		Repurchase Agreements — 10.0%

2,953,233		Citigroup Global Markets Repurchase Agreement, dated 11/30/04, due 12/01/04, with a maturity value of $2,953,315, and an effective yield of 1.00%, collateralized by a U.S. Treasury Bond with a rate of 11.25%, maturity date of 2/15/15, and a market value, including accrued interest of $3,013,720.	2,953,233

2,600,463		Morgan Stanley Repurchase Agreement, dated 11/30/04, due 12/01/04, with a maturity value of $2,600,535, and an effective yield of 1.00%, collateralized by a U.S. Treasury Note with a rate of 1.88%, maturity date of 7/15/13, and a market value, including accrued interest of $2,653,895.	2,600,463
			5,553,696

		TOTAL SHORT-TERM INVESTMENT (COST $5,553,696)	5,553,696

		TOTAL INVESTMENTS — 105.2%
		(Cost $55,684,636)	58,574,755

		Other Assets and Liabilities (net) — (5.2%)	(2,911,855)

		TOTAL NET ASSETS — 100.0%	$55,662,900

	*	Non-income producing security.

See accompanying notes to the Schedule of Investments.

4

GMO Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2004 (Unaudited)

At November 30, 2004, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$56,296,930	$4,002,935	$(1,725,110)	$2,277,825

See accompanying notes to the Schedule of Investments.

5

GMO Value Fund

(A Series of GMO Trust)

Notes to Schedule of Investments

November 30, 2004 (Unaudited)

1.              Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and which are consistently followed by GMO Value Fund (the “Fund”).

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price.  Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price.  Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair value.  Shares of mutual funds are valued at their net asset value as reported on each business day.  Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued as determined in good faith by the Trustees or other persons acting at their direction.

Futures contracts

The Fund may purchase and sell futures contracts to manage its exposure to the financial markets.  Buying futures tends to increase the Fund’s exposure to the underlying instrument.  Selling futures tends to decrease the Fund’s exposure to the underlying instrument or hedge other Fund instruments.  Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange.  In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts.  Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund.  The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed.  Futures contracts involve, to varying degrees, risk of loss in excess of the appreciation and depreciation disclosed in the Schedule of Investments.  Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions.  Losses may arise from the changes in the value of the underlying instrument, if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms.  Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.  As of November 30, 2004, the Fund held no futures contracts.

Swap agreements

The Fund may enter into swap agreements to manage its exposure to the financial markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into total return swap agreements, which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. The Fund may also enter into contracts for differences in which the Fund agrees with the counterparty that its return will be based on the relative performance of two different groups or “baskets” of securities, adjusted by an interest rate payment. To the extent that the relative performance of the two baskets of securities exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. In connection with these agreements, cash or securities may be set aside as collateral by the Fund’s custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss. Payments received or made on swap contracts are recorded as realized gain or loss. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to

6

varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts disclosed in the Schedule of Investments. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in the price of the security or index underlying these transactions.  As of November 30, 2004, the Fund held no swap agreements.

Repurchase agreements

The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date.  The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement.  The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller.  Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty.  In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, recovery of cash by the Fund may be delayed or limited.  See the Schedule of Investments for the open repurchase agreements held by the Fund as of November 30, 2004.

Security lending

The Fund may lend its securities to certain qualified brokers.  The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan.  As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in recovery or loss of rights in the collateral should the borrower of the securities fail financially.  The Fund receives compensation for lending its securities.  As of November 30, 2004, the Fund had no securities on loan.

2.              Additional information

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semi-annual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

7

GMO World Opportunity Overlay Fund
(A Series of GMO Trust)
Schedule of Investments
November 30, 2004 (Unaudited)

Asset Class Summary	% of Total Net Assets
Short-Term Investments and Other Assets and Liabilities (net)	70.1
Debt Obligations	24.8
Mutual Fund	5.0
Futures	0.1
Swaps	(0.0)
100.0%

See accompanying notes to the Schedule of Investments.

1

GMO World Opportunity Overlay Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)

November 30, 2004 (Unaudited)

Par Value ($)	Description	Value ($)

	DEBT OBLIGATIONS — 24.8%

	Asset-Backed Securities — 14.8%

	Credit Cards — 4.2%
7,500,000	MBNA Credit Card Master Note Trust Series 04-A8 Class A8, Variable Rate, 1 mo. LIBOR + .15%, 2.25%, due 01/15/14	7,514,062
7,000,000	Pillar Funding Plc Series 2004-2 Class A, Variable Rate, 3 mo. LIBOR + .14%, 2.07%, due 09/15/11	7,002,188
7,000,000	World Financial Network Credit Card Master Trust Series 2004-B Class A, Variable Rate, 1 mo. LIBOR + .10%, 2.20%, due 07/15/10	7,000,000
		21,516,250

	Insurance Premiums — 1.4%
7,000,000	AICCO Premium Finance Master Trust Series 04-1A Class A, Variable Rate, 1 mo. LIBOR + .18%, 2.28%, due 11/17/08	7,000,000

	Insured Auto Financing — 1.4%
7,000,000	Rental Car Finance Corp Series 04-1A Class A, 144A, AMBAC, Variable Rate, 1 mo. LIBOR + .20%, 2.38%, due 06/25/09	7,011,417

	Residential Home Equity (United States) — 2.1%
5,691,714	Centex Home Equity Series 04-C Class AV3, Variable Rate, 1 mo. LIBOR + .13%, 2.31%, due 11/25/28	5,690,006
4,916,520	Credit-Based Asset Servicing and Securitization Series 2004-CB4 Class A1, Variable Rate, 1 mo. LIBOR + .17%, 2.35%, due 05/25/35	4,917,995
		10,608,001

	Residential Prime Mortgages (Australian) — 2.6%
6,286,700	Australian Mortgage Securities II Series G3 Class A1A, Variable Rate, 3 mo. LIBOR + .21%, 2.27%, due 01/10/35	6,291,101
6,857,320	Crusade Global Trust Series 2004-2 Class A1, Variable Rate, 3 mo. LIBOR + .13%, 2.46%, due 11/19/37	6,855,177
		13,146,278

	Residential Prime Mortgages (European) — 2.1%
7,000,000	Paragon Mortgages Plc Series 6A Class A2A, 144A, Variable Rate, 3 mo. LIBOR + .35%, 2.23%, due 03/15/30	7,021,875
3,550,000	Permanent Financing Plc Series 6 Class 2A, Variable Rate, 3 mo. LIBOR + .09%, 2.19%, due 12/10/11	3,550,000
		10,571,875

	Student Loans — 1.0%
5,000,000	College Loan Corporation Trust Series 04-1 Class A2, Variable Rate, 3 mo. LIBOR + .11%, 2.21%, due 04/25/16	5,003,000

	Total Asset-Backed Securities	74,856,821

	U.S. Government — 10.0%
23,507,400	U.S. Treasury Inflation Indexed Note, 3.63%, due 01/15/08 (a) (b)	25,762,641
25,000,000	U.S. Treasury Note, 2.50%, due 10/31/06 (b)	24,769,533
		50,532,174

	TOTAL DEBT OBLIGATIONS (COST $125,511,214)	125,388,995

Shares	Description	Value ($)

	MUTUAL FUNDS — 5.0%

25,257,850	Merrimac Cash Fund, Premium Class	25,257,850
	TOTAL MUTUAL FUNDS (COST $25,257,850)	25,257,850

See accompanying notes to the Schedule of Investments.

2

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 40.4%

	U.S. Government Agencys — 37.4%
50,000,000	Fannie Mae, 1.96%, due 12/01/04	50,000,000
18,000,000	Federal Farm Credit, 1.94%, due 12/13/04	17,988,360
21,000,000	Federal Farm Credit, 1.94%, due 12/14/04	20,985,289
50,000,000	Federal Home Loan Bank, 1.86% due 12/01/04	50,000,000
50,000,000	Federal Home Loan Bank, 1.92%, due 12/1/2004	50,000,000
		188,973,649

	Commercial Paper — 3.0%
15,100,000	UBS Finance (Delaware) Inc, 2.02%, due 12/07/04	15,094,916

	TOTAL SHORT-TERM INVESTMENT (COST $204,068,565)	204,068,565

	TOTAL INVESTMENTS — 70.2% (Cost $354,837,629)	354,715,410

	Other Assets and Liabilities (net) — 29.8%	150,360,528

	TOTAL NET ASSETS — 100.0%	$505,075,938

144A - Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

AMBAC - Insured as to the payment of principal and interest by AMBAC Assurance Corporation.

(a)	Indexed security in which price and/or coupon is linked to prices of other securities, securities indices, or other financial indicators (Note 1).
(b)	All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts and open swap contracts (Note 1).

See accompanying notes to the Schedule of Investments.

3

GMO World Opportunity Overlay Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2004 (Unaudited)

At November 30, 2004, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

	Gross Unrealized	Gross Unrealized	Net Unrealized
Aggregate Cost	Appreciation	Depreciation	Depreciation
$354,837,629	$550	$(122,769)	$(122,219)

A summary of outstanding financial instruments at November 30, 2004 is as follows:

Futures contracts

				Net Unrealized
Number of			Contract	Appreciation
Contracts	Type	Expiration Date	Value	(Depreciation)

Buys

2,080	Euro Euribor 3 Month	June 2005	$675,279,673	$288,158
				$288,158

Sales

1,000	Euro Bund	December 2005	$241,037,500	$119,250
2,080	Euro Euribor 3 Month	June 2006	672,100,585	(91,751)
				$27,499

At November 30, 2004, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

See accompanying notes to the Schedule of Investments.

4

Swap Agreements

			Net Unrealized
Notional	Expiration		Appreciation
Amount	Date	Description	(Depreciation)
Interest Rate Swaps

392,000,000 EUR	11/26/09	Agreement with Citibank N.A. dated 11/24/04 to pay the notional amount multiplied by 2.536% and to receive the notional amount multiplied by the 6 month Floating Rate EURIBOR.	$(160,206)

165,000,000 EUR	11/26/09	Agreement with Citibank N.A. dated 11/24/04 to receive the notional amount multiplied by 3.17% and to pay the notional amount multiplied by the 6 month Floating Rate EURIBOR.	42,344

95,000,000 CAD	11/30/14	Agreement with Deutche Bank AG dated 11/30/2004 to pay the notional amount multiplied by 4.77% and to receive the notional amount multiplied by the 3 month Floating Canadian Deposit Offering Rate	0

50,000,000 CAD	11/30/34	Agreement with Deutche Bank AG dated 11/30/2004 to receive the notional amount multiplied by 5.40% and to pay the notional amount multiplied by the 3 month Floating Canadian Deposit Offering Rate	0

			$(117,862)

See accompanying notes to the Schedule of Investments.

5

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Notes to Schedule of Investments

November 30, 2004 (Unaudited)

1.      Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and which are consistently followed by GMO World Opportunity Overlay Fund (the “Fund”).

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price.  Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price.  Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair value.  Shares of mutual funds are valued at their net asset value as reported on each business day.  Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued as determined in good faith by the Trustees or other persons acting at their direction.  A security’s value or exchange rate may be deemed unreliable if, for example, the Manager becomes aware of information or events occurring after the close of a foreign market that would materially affect the security’s value.

Some fixed income securities are valued at the closing bid for such securities as supplied by a primary pricing source chosen by the Manager.  The Manager evaluates such primary pricing sources on an ongoing basis, and may change a pricing source should it deem it appropriate.  The Manager is informed of erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and at its discretion may override a price supplied by a source (by taking a price supplied by another source).

Securities may be valued by independent pricing services which use prices provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

Certain securities were valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold and the differences could be material to the market value shown in the Schedule of Investments.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars.  The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day.  Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred.  The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments.  Such fluctuations are included with net realized and unrealized gain or loss on investments.  Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of currencies and forward currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid.

Forward currency contracts

The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund’s portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized appreciation or depreciation shown in the Schedule of Investments. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized appreciation or depreciation shown in the Schedule of Investments. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if there are movements in currency values that are unfavorable to the Fund.  The value of the currencies the Fund has committed to buy or sell is shown under the Schedule of Investments and represents the currency exposure the Fund has acquired or hedged through forward currency contracts as of November 30, 2004.

6

Futures contracts

The Fund may purchase and sell futures contracts to manage its exposure to the financial markets.  Buying futures tends to increase the Fund’s exposure to the underlying instrument.  Selling futures tends to decrease the Fund’s exposure to the underlying instrument or hedge other Fund instruments.  Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange.  In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts.  Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund.  The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed.  Futures contracts involve, to varying degrees, risk of loss in excess of the appreciation and depreciation disclosed in the Schedule of Investments.  Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions.  Losses may arise from the changes in the value of the underlying instrument, if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms.  Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.  See the Schedule of Investments for all open futures contracts held by the Fund as of November 30, 2004.

Options

The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest.  Writing put options tends to increase the Fund’s exposure to the underlying instrument.  Writing call options tends to decrease the Fund’s exposure to the underlying instrument.  When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written.  Premiums received from writing options which expire are treated as realized gains.  Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss.  The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option.  In the event that the Fund writes uncovered call options (i.e. options for investments that the Fund does not own), it bears the risk of incurring substantial losses if the price of the underlying investment increases during the term of the option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.  As of November 30, 2004, the Fund held no written option contracts.

The Fund may also purchase put and call options.  Purchasing call options tends to increase the Fund’s exposure to the underlying instrument.  Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument.  The Fund pays a premium as a cost for a purchased option disclosed in the Schedule of Investments, which is subsequently marked to market to reflect the current value of the option.  Premiums paid for purchasing options which expire are treated as realized losses.  Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid.  As of November 30, 2004, the Fund held no purchased option contracts.

Exchange traded options are valued at the last sale price, or if no sale is reported, the last bid price for purchased options and the last ask price for written options.  Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Manager.

Loan agreements

The Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates.  The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties.  A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders.  The agent administers the terms of the loan, as specified in the loan agreement.  When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower.  The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower.  As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement.  When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.  As of November 30, 2004, the Fund held no loan agreements.

Indexed securities

The Fund may invest in indexed securities whose redemption values and/or coupons are linked to the prices of other securities, securities indices, or other financial indicators.  The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that may be difficult to invest in through conventional securities.  Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.  See the Schedule of Investments for all indexed securities held by the Fund as of November 30, 2004.

7

Swap agreements

The Fund may enter into swap agreements to manage its exposure to the financial markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into interest rate, total return, forward swap spread lock and credit default swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve commitments to pay interest in exchange for a market linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. Forward swap spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party on its obligation. The Fund may use credit default swaps to provide a measure of protection against defaults of sovereign or corporate issuers (i.e., to reduce risk where the Fund owns or has exposure to the issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. In connection with these agreements, cash or securities may be set aside as collateral by the Fund’s custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral.  Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss.  Payments received or made on swap contracts are recorded as realized gain or loss. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market, and documentation risk in excess of the amounts disclosed in the Schedule of Investments. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in interest rates.  See the Schedule of Investments for a summary of all open swap agreements held by the Fund at November 30, 2004.

Repurchase agreements

The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date.  The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement.  The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller.  Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty.  In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited.  As of November 30, 2004, the Fund held no repurchase agreements.

Reverse repurchase agreements

The Fund may enter into reverse repurchase agreements with certain banks and broker/dealers whereby the Fund sells portfolio assets concurrent with an agreement by the Fund to repurchase the same assets at a later date at a fixed price.  In connection with these agreements, the Fund establishes segregated accounts with its custodian in which the Fund maintains cash, U.S. Government securities or other liquid high grade debt obligations in the name of the counterparty equal in value to its obligations in respect of reverse repurchase agreements.  Reverse repurchase agreements involve the risk that the market value of the securities the Fund has sold may decline below the price at which it is obligated to repurchase them under the agreement. The market value of the securities the Fund has sold is determined daily and any additional required collateral is allocated to or sent by the fund on the next business day. As of November 30, 2004, the Fund held no reverse repurchase agreements.

Security lending

The Fund may lend its securities to certain qualified brokers.  The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan.  As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in recovery or loss of rights in the collateral should the borrower of the securities fail financially.  The Fund receives compensation for lending its securities.  As of November 30, 2004, the Fund had no securities on loan.

2.      Additional information

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semi-annual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

8

Item 2. Controls and Procedures.

(a)  The registrant’s Principal Executive Officer and Principal Financial Officer have concluded, as of a date  within 90 days of the filing of this report,  based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended,) that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the commission’s rules and forms.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)Certifications of the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GMO Trust

By	/s/ Scott Eston
Scott Eston, Chief Executive Officer

Date	January 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Scott Eston
Scott Eston, Chief Executive Officer

Date	January 19, 2005

By	/s/ Susan Randall Harbert
Susan Randall Harbert, Chief Financial Officer

Date	January 19, 2005